UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Blue Chip Growth

Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Blue Chip Growth	.91%
Actual		$ 1,000.00	$ 977.40	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.62
Class K	.75%
Actual		$ 1,000.00	$ 977.90	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Class F	.70%
Actual		$ 1,000.00	$ 978.30	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.8	8.1
Google, Inc. Class A	4.5	4.7
McDonald's Corp.	2.2	1.7
Exxon Mobil Corp.	2.1	2.0
QUALCOMM, Inc.	2.1	2.3
The Coca-Cola Co.	1.9	1.8
Amazon.com, Inc.	1.7	2.4
Philip Morris International, Inc.	1.4	1.8
Green Mountain Coffee Roasters, Inc.	1.3	0.9
Schlumberger Ltd.	1.2	1.6
	28.2
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.3	33.8
Consumer Discretionary	19.8	19.2
Consumer Staples	11.6	10.6
Industrials	10.8	9.4
Energy	9.7	10.8
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks 100.3%		Stocks 99.6%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (0.4)%†		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	11.4%	** Foreign investments	13.0%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 1.2%
Autoliv, Inc.	858,400	$ 54,156
Cooper Tire & Rubber Co.	717,000	10,798
Delphi Automotive PLC	264,100	7,086
Tenneco, Inc. (a)	1,087,998	34,925
TRW Automotive Holdings Corp. (a)	1,372,200	51,485
		158,450
Automobiles - 0.7%
Hyundai Motor Co.	75,033	14,763
Kia Motors Corp.	152,660	9,174
Tesla Motors, Inc. (a)(d)	2,673,354	77,714
		101,651
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,217,400	28,998
Hotels, Restaurants & Leisure - 5.8%
Arcos Dorados Holdings, Inc.	1,324,400	28,475
Bravo Brio Restaurant Group, Inc. (a)	750,800	14,453
Brinker International, Inc.	684,000	17,681
Chipotle Mexican Grill, Inc. (a)	137,400	50,466
Dunkin' Brands Group, Inc. (a)	1,022,600	28,275
Jubilant Foodworks Ltd. (a)	533,088	10,160
Las Vegas Sands Corp.	1,322,900	64,968
McDonald's Corp.	3,034,930	300,610
Panera Bread Co. Class A (a)	254,800	37,774
Starbucks Corp.	3,173,500	152,106
Wyndham Worldwide Corp.	736,885	29,299
Yum! Brands, Inc.	842,100	53,330
		787,597
Household Durables - 1.1%
KB Home	14,700	133
Lennar Corp. Class A	1,373,352	29,513
Newell Rubbermaid, Inc.	1,166,900	21,553
PulteGroup, Inc. (a)	3,706,900	27,616
SodaStream International Ltd. (a)	286,400	10,938
Tempur-Pedic International, Inc. (a)	451,700	30,133
Toll Brothers, Inc. (a)	1,238,800	27,018
		146,904
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	1,183,300	230,081
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Groupon, Inc. Class A (a)(d)	708,900	$ 14,454
Priceline.com, Inc. (a)	135,500	71,745
		316,280
Media - 0.4%
Comcast Corp. Class A	1,018,500	27,082
Lions Gate Entertainment Corp. (a)	1,900,000	19,152
Pandora Media, Inc.	35,800	472
Time Warner Cable, Inc.	174,500	12,864
		59,570
Multiline Retail - 1.2%
Dollar General Corp. (a)	437,700	18,650
Dollar Tree, Inc. (a)	222,500	18,870
Dollarama, Inc.	322,234	13,898
JCPenney Co., Inc.	705,200	29,301
Macy's, Inc.	2,522,700	84,990
		165,709
Specialty Retail - 3.1%
Bed Bath & Beyond, Inc. (a)	550,600	33,421
Cia.Hering SA	254,600	6,120
Foot Locker, Inc.	901,700	23,661
Francescas Holdings Corp. (a)	290,500	6,440
Home Depot, Inc.	1,077,900	47,848
Limited Brands, Inc.	2,439,500	102,117
Lowe's Companies, Inc.	1,236,200	33,167
Ross Stores, Inc.	386,400	19,637
TJX Companies, Inc.	1,792,540	122,144
Tractor Supply Co.	71,000	5,735
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	390,800	29,787
		430,077
Textiles, Apparel & Luxury Goods - 3.1%
Arezzo Industria e Comercio SA	1,681,000	28,132
Carter's, Inc. (a)	262,600	11,008
Deckers Outdoor Corp. (a)	257,100	20,787
Fossil, Inc. (a)	479,200	45,548
Gitanjali Gems Ltd.	1,983,811	12,432
Liz Claiborne, Inc. (a)(d)	2,485,111	23,112
Michael Kors Holdings Ltd.	1,535,500	47,524
Michael Kors Holdings Ltd.	1,237,675	34,475
NIKE, Inc. Class B	735,700	76,505
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	829,000	$ 63,991
Ralph Lauren Corp.	157,200	23,894
Steven Madden Ltd. (a)	232,050	9,547
Under Armour, Inc. Class A (sub. vtg.) (a)	87,000	6,927
VF Corp.	140,500	18,474
		422,356
TOTAL CONSUMER DISCRETIONARY		2,617,592
CONSUMER STAPLES - 11.6%
Beverages - 4.0%
Anheuser-Busch InBev SA NV ADR	285,600	17,364
Beam, Inc.	207,600	10,860
Dr Pepper Snapple Group, Inc.	772,300	29,981
Monster Beverage Corp. (a)	1,280,900	133,867
PepsiCo, Inc.	1,382,500	90,789
The Coca-Cola Co.	3,807,500	257,120
		539,981
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	157,700	12,974
CVS Caremark Corp.	2,564,200	107,055
Drogasil SA	1,456,285	12,086
Sun Art Retail Group Ltd. (a)	977,500	1,190
Wal-Mart Stores, Inc.	1,079,200	66,220
Whole Foods Market, Inc.	1,387,000	102,680
		302,205
Food Products - 2.0%
Calbee, Inc. (d)	408,300	19,925
Danone	396,900	24,495
Diamond Foods, Inc. (d)	920,300	33,444
Green Mountain Coffee Roasters, Inc. (a)(d)	3,368,965	179,701
Kraft Foods, Inc. Class A	105,900	4,056
Mead Johnson Nutrition Co. Class A	200,900	14,885
Tata Global Beverages Ltd.	1,377,900	2,998
		279,504
Household Products - 0.5%
Colgate-Palmolive Co.	404,200	36,669
Procter & Gamble Co.	570,700	35,977
		72,646
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	726,200	$ 42,069
Herbalife Ltd.	735,731	42,584
		84,653
Tobacco - 2.3%
Altria Group, Inc.	2,032,300	57,717
Lorillard, Inc.	564,400	60,611
Philip Morris International, Inc.	2,588,300	193,527
		311,855
TOTAL CONSUMER STAPLES		1,590,844
ENERGY - 9.7%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	270,000	13,265
Cameron International Corp. (a)	153,600	8,172
Dresser-Rand Group, Inc. (a)	270,000	13,832
Ensco International Ltd. ADR	154,200	8,117
Halliburton Co.	3,896,700	143,321
McDermott International, Inc. (a)	1,482,100	18,022
National Oilwell Varco, Inc.	1,195,700	88,458
Noble Corp.	117,400	4,090
Schlumberger Ltd.	2,242,300	168,554
Seadrill Ltd.	956,200	35,475
Transocean Ltd. (United States)	91,100	4,309
		505,615
Oil, Gas & Consumable Fuels - 6.0%
Alpha Natural Resources, Inc. (a)	3,210,899	64,603
Anadarko Petroleum Corp.	977,200	78,880
Apache Corp.	309,200	30,574
Approach Resources, Inc. (a)(d)	400,000	14,052
Cabot Oil & Gas Corp.	977,000	31,166
Chesapeake Energy Corp.	365,500	7,723
Chevron Corp.	878,500	90,556
EOG Resources, Inc.	181,900	19,307
EV Energy Partners LP	216,100	14,418
Exxon Mobil Corp.	3,429,000	287,144
Hess Corp.	189,700	10,680
HollyFrontier Corp.	94,500	2,773
Marathon Petroleum Corp.	362,900	13,870
Markwest Energy Partners LP	94,300	5,466
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,140,900	$ 113,828
Range Resources Corp.	193,600	11,136
Valero Energy Corp.	799,600	19,182
		815,358
TOTAL ENERGY		1,320,973
FINANCIALS - 3.3%
Capital Markets - 1.1%
Morgan Stanley	7,305,100	136,240
Och-Ziff Capital Management Group LLC Class A	1,445,800	14,357
		150,597
Commercial Banks - 0.2%
ICICI Bank Ltd.	666,777	12,097
Punjab National Bank	133,123	2,639
Wells Fargo & Co.	321,000	9,376
		24,112
Consumer Finance - 0.4%
Discover Financial Services	1,578,300	42,898
Shriram Transport Finance Co. Ltd.	1,042,803	12,277
		55,175
Diversified Financial Services - 1.4%
Citigroup, Inc.	5,160,520	158,531
JPMorgan Chase & Co.	1,070,800	39,941
		198,472
Real Estate Management & Development - 0.2%
Parsvnath Developers Ltd. (a)(e)	21,771,340	25,986
TOTAL FINANCIALS		454,342
HEALTH CARE - 9.4%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	699,400	53,686
Alkermes PLC (a)	917,100	17,251
Amylin Pharmaceuticals, Inc. (a)	1,832,100	26,071
ARIAD Pharmaceuticals, Inc. (a)	1,500,000	22,125
Biogen Idec, Inc. (a)	757,400	89,313
Exelixis, Inc. (a)	2,913,200	15,498
Gilead Sciences, Inc. (a)	426,900	20,850
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)	262,900	$ 3,944
Medivation, Inc. (a)	75,100	4,161
ONYX Pharmaceuticals, Inc. (a)	124,800	5,109
Regeneron Pharmaceuticals, Inc. (a)	197,900	17,981
Spectrum Pharmaceuticals, Inc. (a)(d)(e)	2,916,500	41,035
Vertex Pharmaceuticals, Inc. (a)	389,200	14,381
ZIOPHARM Oncology, Inc. (a)	526,800	2,797
		334,202
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	49,300	2,735
Covidien PLC	709,000	36,514
Edwards Lifesciences Corp. (a)	165,100	13,649
Hologic, Inc. (a)	1,613,500	32,899
Insulet Corp. (a)	100,000	1,947
Intuitive Surgical, Inc. (a)	36,400	16,741
Mako Surgical Corp. (a)	114,700	4,104
The Cooper Companies, Inc.	767,572	55,373
William Demant Holding A/S (a)	126,000	10,435
Zeltiq Aesthetics, Inc. (d)	1,052,500	12,630
		187,027
Health Care Providers & Services - 2.8%
Apollo Hospitals Enterprise Ltd.	649,448	7,872
Express Scripts, Inc. (a)	2,236,780	114,434
McKesson Corp.	1,144,400	93,520
Medco Health Solutions, Inc. (a)	2,214,900	137,368
UnitedHealth Group, Inc.	510,200	26,423
		379,617
Health Care Technology - 0.3%
athenahealth, Inc. (a)(d)	154,575	8,993
Cerner Corp. (a)	453,100	27,589
		36,582
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	414,400	21,449
Pharmaceuticals - 2.4%
Abbott Laboratories	323,800	17,534
Allergan, Inc.	126,100	11,085
AVANIR Pharmaceuticals Class A (a)(d)	1,464,000	4,304
Bristol-Myers Squibb Co.	205,200	6,616
Elan Corp. PLC sponsored ADR (a)	2,231,100	30,365
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	143,300	$ 6,663
Johnson & Johnson	1,554,600	102,464
Pfizer, Inc.	473,100	10,124
Questcor Pharmaceuticals, Inc. (a)	910,800	32,270
Salix Pharmaceuticals Ltd. (a)	684,800	33,007
Sanofi-aventis sponsored ADR	437,400	16,241
Shire PLC sponsored ADR	182,000	18,113
Valeant Pharmaceuticals International, Inc. (Canada) (a)	733,200	35,507
		324,293
TOTAL HEALTH CARE		1,283,170
INDUSTRIALS - 10.8%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	841,900	48,864
Precision Castparts Corp.	647,300	105,950
The Boeing Co.	2,051,200	152,158
United Technologies Corp.	2,098,300	164,402
		471,374
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	1,977,900	149,628
Airlines - 0.3%
United Continental Holdings, Inc. (a)	1,378,700	31,848
US Airways Group, Inc. (a)	1,063,100	8,973
		40,821
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	768,200	35,875
Owens Corning (a)	263,000	8,876
		44,751
Commercial Services & Supplies - 0.1%
Swisher Hygiene, Inc.	2,095,491	7,355
Construction & Engineering - 0.3%
Fluor Corp.	761,900	42,849
Electrical Equipment - 0.2%
Polypore International, Inc. (a)	822,700	31,328
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	259,000	$ 12,362
Danaher Corp.	2,862,300	150,299
		162,661
Machinery - 3.2%
Caterpillar, Inc.	1,017,200	110,997
Cummins, Inc.	956,700	99,497
Deere & Co.	47,200	4,066
Eaton Corp.	319,300	15,655
Ingersoll-Rand PLC	588,300	20,555
Jain Irrigation Systems Ltd. DVR (a)	39,000	29
Joy Global, Inc.	1,016,700	92,205
Manitowoc Co., Inc.	1,076,900	14,474
PACCAR, Inc.	1,168,900	51,665
WABCO Holdings, Inc. (a)	642,400	33,308
		442,451
Professional Services - 0.0%
Manpower, Inc.	98,200	3,939
Road & Rail - 0.5%
Union Pacific Corp.	591,100	67,569
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA	827,400	10,267
TOTAL INDUSTRIALS		1,474,993
INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 2.3%
Aruba Networks, Inc. (a)	250,000	5,545
Juniper Networks, Inc. (a)	651,000	13,625
Polycom, Inc. (a)	746,800	14,899
QUALCOMM, Inc.	4,787,000	281,571
Riverbed Technology, Inc. (a)	200,600	4,802
		320,442
Computers & Peripherals - 10.7%
Apple, Inc. (a)	2,929,600	1,337,298
EMC Corp. (a)	2,083,700	53,676
Fusion-io, Inc.	100,600	2,325
NetApp, Inc. (a)	383,500	14,473
SanDisk Corp. (a)	1,125,800	51,652
		1,459,424
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Aeroflex Holding Corp. (a)	507,700	$ 6,433
Vishay Intertechnology, Inc. (a)	791,900	9,725
		16,158
Internet Software & Services - 6.8%
Akamai Technologies, Inc. (a)	1,433,700	46,237
Baidu.com, Inc. sponsored ADR (a)	334,600	42,668
Bankrate, Inc. (d)	600,500	14,046
eBay, Inc. (a)	2,021,440	63,878
Facebook, Inc. Class B (f)	636,167	15,904
Google, Inc. Class A (a)	1,049,467	608,806
IAC/InterActiveCorp	463,500	19,963
INFO Edge India Ltd.	293,110	3,699
Rackspace Hosting, Inc. (a)	1,616,200	70,159
SINA Corp. (a)(d)	478,900	33,652
Velti PLC (a)	1,398,000	12,233
		931,245
IT Services - 2.3%
Accenture PLC Class A	477,700	27,391
Cognizant Technology Solutions Corp. Class A (a)	1,688,700	121,164
International Business Machines Corp.	36,100	6,953
MasterCard, Inc. Class A	413,400	146,993
Teradata Corp. (a)	216,600	11,601
Visa, Inc. Class A	26,400	2,657
		316,759
Semiconductors & Semiconductor Equipment - 5.0%
Applied Micro Circuits Corp. (a)	377,944	2,959
ASML Holding NV	1,134,600	48,776
Avago Technologies Ltd.	2,001,400	67,928
Broadcom Corp. Class A	3,851,300	132,254
Cirrus Logic, Inc. (a)	827,128	16,898
Cree, Inc. (a)	473,200	12,033
Cymer, Inc. (a)	125,800	6,264
Fairchild Semiconductor International, Inc. (a)	514,500	7,193
Freescale Semiconductor Holdings I Ltd.	3,216,458	51,367
Lam Research Corp. (a)	263,900	11,240
LSI Corp. (a)	2,118,000	16,033
Marvell Technology Group Ltd. (a)	4,263,186	66,207
Mellanox Technologies Ltd. (a)	380,700	13,960
NVIDIA Corp. (a)	3,650,973	53,925
NXP Semiconductors NV (a)	6,216,400	131,974
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	497,100	$ 4,325
Samsung Electronics Co. Ltd.	7,550	7,441
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,041,444	5,884
Xilinx, Inc.	563,200	20,191
		676,852
Software - 6.1%
BroadSoft, Inc. (a)	644,600	17,971
Check Point Software Technologies Ltd. (a)	1,317,800	74,179
Citrix Systems, Inc. (a)	1,526,700	99,556
Guidewire Software, Inc.	28,500	514
Informatica Corp. (a)	655,700	27,736
Jive Software, Inc.	276,724	4,109
Microsoft Corp.	5,266,200	155,511
Oracle Corp.	5,461,300	154,009
QLIK Technologies, Inc. (a)	621,163	17,517
Red Hat, Inc. (a)	1,138,500	52,792
salesforce.com, Inc. (a)	1,283,165	149,874
VMware, Inc. Class A (a)	891,800	81,395
Zynga, Inc. (d)	344,300	3,615
		838,778
TOTAL INFORMATION TECHNOLOGY		4,559,658
MATERIALS - 2.4%
Chemicals - 1.5%
CF Industries Holdings, Inc.	178,900	31,733
E.I. du Pont de Nemours & Co.	751,800	38,259
Eastman Chemical Co.	58,200	2,929
Kronos Worldwide, Inc.	59,600	1,372
LyondellBasell Industries NV Class A	1,092,600	47,091
Monsanto Co.	357,500	29,333
Rentech Nitrogen Partners LP	347,300	7,943
Sigma Aldrich Corp.	41,000	2,790
The Mosaic Co.	715,200	40,030
		201,480
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	526,000	32,538
Metals & Mining - 0.7%
Allegheny Technologies, Inc.	280,700	12,741
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
First Quantum Minerals Ltd.	144,300	$ 3,160
Freeport-McMoRan Copper & Gold, Inc.	1,694,800	78,317
		94,218
TOTAL MATERIALS		328,236
TOTAL COMMON STOCKS (Cost $10,289,970)		13,629,808
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f)	2,142,858	15,429
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	512,800	90,782
TOTAL PREFERRED STOCKS (Cost $73,958)		106,211
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.12% (b)	24,583,592	24,584
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	174,210,828	174,211
TOTAL MONEY MARKET FUNDS (Cost $198,795)		198,795
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations) # (Cost $7,306)	$ 7,306	$ 7,306
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $10,570,029)		13,942,120
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(252,683)
NET ASSETS - 100%		$ 13,689,437
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,333,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 15,909
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 15,000
Repurchase Agreement / Counterparty	Value (000s)
$7,306,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 3,854
Barclays Capital, Inc.	2,050
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,402
$ 7,306
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	1,207
Total	$ 1,227
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 22,924	$ -	$ -	$ -	$ 25,986
Spectrum Pharmaceuticals, Inc.	-	42,886	-	-	41,035
Total	$ 22,924	$ 42,886	$ -	$ -	$ 67,021
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,708,374	$ 2,673,899	$ 34,475	$ -
Consumer Staples	1,590,844	1,590,844	-	-
Energy	1,320,973	1,320,973	-	-
Financials	454,342	439,606	14,736	-
Health Care	1,298,599	1,283,170	-	15,429
Industrials	1,474,993	1,474,993	-	-
Information Technology	4,559,658	4,543,754	-	15,904
Materials	328,236	328,236	-	-
Money Market Funds	198,795	198,795	-	-
Cash Equivalents	7,306	-	7,306	-
Total Investments in Securities:	$ 13,942,120	$ 13,854,270	$ 56,517	$ 31,333
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 45,904
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	429
Cost of Purchases	-
Proceeds of Sales	(15,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 31,333
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 429

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.6%
Netherlands	1.8%
Curacao	1.2%
Bermuda	1.2%
Ireland	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,658 and repurchase agreements of $7,306) - See accompanying schedule: Unaffiliated issuers (cost $10,297,496)	$ 13,676,304
Fidelity Central Funds (cost $198,795)	198,795
Other affiliated issuers (cost $73,738)	67,021
Total Investments (cost $10,570,029)		$ 13,942,120
Receivable for investments sold		194,706
Receivable for fund shares sold		9,592
Dividends receivable		4,244
Distributions receivable from Fidelity Central Funds		378
Prepaid expenses		34
Other receivables		689
Total assets		14,151,763

Liabilities
Payable to custodian bank	$ 267
Payable for investments purchased	211,859
Payable for fund shares redeemed	65,123
Accrued management fee	8,291
Other affiliated payables	2,058
Other payables and accrued expenses	517
Collateral on securities loaned, at value	174,211
Total liabilities		462,326

Net Assets		$ 13,689,437
Net Assets consist of:
Paid in capital		$ 10,655,223
Accumulated net investment loss		(10,745)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(327,145)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,372,104
Net Assets		$ 13,689,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($10,561,581 ÷ 233,276 shares)	$ 45.28

Class K: Net Asset Value, offering price and redemption price per share ($1,856,005 ÷ 40,960 shares)	$ 45.31

Class F: Net Asset Value, offering price and redemption price per share ($1,271,851 ÷ 28,046 shares)	$ 45.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 69,082
Income from Fidelity Central Funds		1,227
Total income		70,309

Expenses
Management fee Basic fee	$ 36,841
Performance adjustment	7,741
Transfer agent fees	11,888
Accounting and security lending fees	721
Custodian fees and expenses	414
Independent trustees' compensation	45
Registration fees	108
Audit	60
Legal	34
Interest	4
Miscellaneous	60
Total expenses before reductions	57,916
Expense reductions	(195)	57,721
Net investment income (loss)		12,588
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(279,753)
Foreign currency transactions	164
Total net realized gain (loss)		(279,589)
Change in net unrealized appreciation (depreciation) on: Investment securities	(80,602)
Assets and liabilities in foreign currencies	12
Total change in net unrealized appreciation (depreciation)		(80,590)
Net gain (loss)		(360,179)
Net increase (decrease) in net assets resulting from operations		$ (347,591)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,588	$ (4,517)
Net realized gain (loss)	(279,589)	1,562,158
Change in net unrealized appreciation (depreciation)	(80,590)	1,651,657
Net increase (decrease) in net assets resulting from operations	(347,591)	3,209,298
Distributions to shareholders from net investment income	(15,666)	(2,405)
Distributions to shareholders from net realized gain	(480,840)	(12,451)
Total distributions	(496,506)	(14,856)
Share transactions - net increase (decrease)	143,086	(352,214)
Total increase (decrease) in net assets	(701,011)	2,842,228

Net Assets
Beginning of period	14,390,448	11,548,220
End of period (including accumulated net investment loss of $10,745 and accumulated net investment loss of $7,667, respectively)	$ 13,689,437	$ 14,390,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 48.17	$ 37.63	$ 31.97	$ 39.06	$ 46.88	$ 41.54
Income from Investment Operations
Net investment income (loss) D	.03	(.03)	.04	.27	.35	.32
Net realized and unrealized gain (loss)	(1.28)	10.61	5.80	(6.36)	(2.89)	6.19
Total from investment operations	(1.25)	10.58	5.84	(6.09)	(2.54)	6.51
Distributions from net investment income	(.04)	(.00) H, I	(.18)	(.29)	(.33)	(.24)
Distributions from net realized gain	(1.60)	(.04) I	-	(.71)	(4.95)	(.93)
Total distributions	(1.64)	(.04)	(.18)	(1.00)	(5.28)	(1.17)
Net asset value, end of period	$ 45.28	$ 48.17	$ 37.63	$ 31.97	$ 39.06	$ 46.88
Total Return B, C	(2.26)%	28.12%	18.29%	(15.85)%	(6.30)%	16.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.94%	.94%	.76%	.58%	.60%
Expenses net of fee waivers, if any	.91% A	.94%	.94%	.76%	.58%	.60%
Expenses net of all reductions	.91% A	.92%	.93%	.76%	.57%	.59%
Net investment income (loss)	.16% A	(.06)%	.10%	.93%	.81%	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 10,562	$ 12,024	$ 10,295	$ 9,691	$ 13,349	$ 18,616
Portfolio turnover rate F	100% A	132%	135%	134%	82%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.21	$ 37.66	$ 32.01	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.07	.05	.11	.32	.10
Net realized and unrealized gain (loss)	(1.30)	10.62	5.79	(6.33)	(2.84)
Total from investment operations	(1.23)	10.67	5.90	(6.01)	(2.74)
Distributions from net investment income	(.08)	(.05) J	(.25)	(.34)	-
Distributions from net realized gain	(1.60)	(.07) J	-	(.71)	-
Total distributions	(1.67) I	(.12)	(.25)	(1.05)	-
Net asset value, end of period	$ 45.31	$ 48.21	$ 37.66	$ 32.01	$ 39.07
Total Return B, C	(2.21)%	28.37%	18.48%	(15.61)%	(6.55)%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.77%	.75%	.53%	.41% A
Expenses net of fee waivers, if any	.75% A	.77%	.75%	.53%	.41% A
Expenses net of all reductions	.75% A	.76%	.74%	.52%	.41% A
Net investment income (loss)	.32% A	.11%	.30%	1.16%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,856,005	$ 1,454,854	$ 931,601	$ 590,673	$ 93
Portfolio turnover rate F	100% A	132%	135%	134%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.24	$ 37.69	$ 31.98	$ 29.16
Income from Investment Operations
Net investment income (loss) D	.08	.07	.13	- I
Net realized and unrealized gain (loss)	(1.29)	10.61	5.80	2.82
Total from investment operations	(1.21)	10.68	5.93	2.82
Distributions from net investment income	(.08)	(.06) K	(.22)	-
Distributions from net realized gain	(1.60)	(.08) K	-	-
Total distributions	(1.68)	(.13) J	(.22)	-
Net asset value, end of period	$ 45.35	$ 48.24	$ 37.69	$ 31.98
Total Return B, C	(2.17)%	28.41%	18.59%	9.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.72%	.70%	.51% A
Expenses net of fee waivers, if any	.70% A	.72%	.70%	.51% A
Expenses net of all reductions	.70% A	.71%	.68%	.51% A
Net investment income (loss)	.37% A	.16%	.35%	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,271,851	$ 911,556	$ 321,409	$ 261
Portfolio turnover rate F	100% A	132%	135%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.13 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.076 per share.

K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,603,984
Gross unrealized depreciation	(282,015)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,321,969

Tax cost	$ 10,620,151

The Fund intends to elect to defer to its fiscal year ending July 31, 2012 approximately $7,175 of currency losses recognized during the period November 1, 2010 to July 31, 2011.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,661,058 and $6,910,054, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 11,490.22
Class K	398.05
	$ 11,888

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $200 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,128.34%		$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,075. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,207, including $38 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $195 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Blue Chip Growth	$ 10,644	$ 670
Class K	2,860	1,165
Class F	2,162	570
Total	$ 15,666	$ 2,405
From net realized gain
Blue Chip Growth	$ 397,249	$ 9,690
Class K	51,295	1,750
Class F	32,296	1,011
Total	$ 480,840	$ 12,451

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Blue Chip Growth
Shares sold	19,730	42,281	$ 854,739	$ 1,904,203
Reinvestment of distributions	9,668	232	399,688	10,166
Shares redeemed	(45,734)	(66,514)	(1,960,580)	(2,974,498)
Net increase (decrease)	(16,336)	(24,001)	$ (706,153)	$ (1,060,129)
Class K
Shares sold	14,396	13,902	$ 619,145	$ 625,856
Reinvestment of distributions	1,309	70	54,155	2,916
Shares redeemed	(4,924)	(8,528)	(214,700)	(379,087)
Net increase (decrease)	10,781	5,444	$ 458,600	$ 249,685
Class F
Shares sold	9,544	12,501	$ 409,652	$ 558,704
Reinvestment of distributions	832	38	34,458	1,580
Shares redeemed	(1,226)	(2,171)	(53,471)	(102,054)
Net increase (decrease)	9,150	10,368	$ 390,639	$ 458,230

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds® and Fidelity Freedom K® Funds were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

BCF-USAN-0312
1.789282.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Blue Chip Growth

Fund -
Class F

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Blue Chip Growth	.91%
Actual		$ 1,000.00	$ 977.40	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.62
Class K	.75%
Actual		$ 1,000.00	$ 977.90	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Class F	.70%
Actual		$ 1,000.00	$ 978.30	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.8	8.1
Google, Inc. Class A	4.5	4.7
McDonald's Corp.	2.2	1.7
Exxon Mobil Corp.	2.1	2.0
QUALCOMM, Inc.	2.1	2.3
The Coca-Cola Co.	1.9	1.8
Amazon.com, Inc.	1.7	2.4
Philip Morris International, Inc.	1.4	1.8
Green Mountain Coffee Roasters, Inc.	1.3	0.9
Schlumberger Ltd.	1.2	1.6
	28.2
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.3	33.8
Consumer Discretionary	19.8	19.2
Consumer Staples	11.6	10.6
Industrials	10.8	9.4
Energy	9.7	10.8
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks 100.3%		Stocks 99.6%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (0.4)%†		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	11.4%	** Foreign investments	13.0%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 1.2%
Autoliv, Inc.	858,400	$ 54,156
Cooper Tire & Rubber Co.	717,000	10,798
Delphi Automotive PLC	264,100	7,086
Tenneco, Inc. (a)	1,087,998	34,925
TRW Automotive Holdings Corp. (a)	1,372,200	51,485
		158,450
Automobiles - 0.7%
Hyundai Motor Co.	75,033	14,763
Kia Motors Corp.	152,660	9,174
Tesla Motors, Inc. (a)(d)	2,673,354	77,714
		101,651
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,217,400	28,998
Hotels, Restaurants & Leisure - 5.8%
Arcos Dorados Holdings, Inc.	1,324,400	28,475
Bravo Brio Restaurant Group, Inc. (a)	750,800	14,453
Brinker International, Inc.	684,000	17,681
Chipotle Mexican Grill, Inc. (a)	137,400	50,466
Dunkin' Brands Group, Inc. (a)	1,022,600	28,275
Jubilant Foodworks Ltd. (a)	533,088	10,160
Las Vegas Sands Corp.	1,322,900	64,968
McDonald's Corp.	3,034,930	300,610
Panera Bread Co. Class A (a)	254,800	37,774
Starbucks Corp.	3,173,500	152,106
Wyndham Worldwide Corp.	736,885	29,299
Yum! Brands, Inc.	842,100	53,330
		787,597
Household Durables - 1.1%
KB Home	14,700	133
Lennar Corp. Class A	1,373,352	29,513
Newell Rubbermaid, Inc.	1,166,900	21,553
PulteGroup, Inc. (a)	3,706,900	27,616
SodaStream International Ltd. (a)	286,400	10,938
Tempur-Pedic International, Inc. (a)	451,700	30,133
Toll Brothers, Inc. (a)	1,238,800	27,018
		146,904
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	1,183,300	230,081
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Groupon, Inc. Class A (a)(d)	708,900	$ 14,454
Priceline.com, Inc. (a)	135,500	71,745
		316,280
Media - 0.4%
Comcast Corp. Class A	1,018,500	27,082
Lions Gate Entertainment Corp. (a)	1,900,000	19,152
Pandora Media, Inc.	35,800	472
Time Warner Cable, Inc.	174,500	12,864
		59,570
Multiline Retail - 1.2%
Dollar General Corp. (a)	437,700	18,650
Dollar Tree, Inc. (a)	222,500	18,870
Dollarama, Inc.	322,234	13,898
JCPenney Co., Inc.	705,200	29,301
Macy's, Inc.	2,522,700	84,990
		165,709
Specialty Retail - 3.1%
Bed Bath & Beyond, Inc. (a)	550,600	33,421
Cia.Hering SA	254,600	6,120
Foot Locker, Inc.	901,700	23,661
Francescas Holdings Corp. (a)	290,500	6,440
Home Depot, Inc.	1,077,900	47,848
Limited Brands, Inc.	2,439,500	102,117
Lowe's Companies, Inc.	1,236,200	33,167
Ross Stores, Inc.	386,400	19,637
TJX Companies, Inc.	1,792,540	122,144
Tractor Supply Co.	71,000	5,735
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	390,800	29,787
		430,077
Textiles, Apparel & Luxury Goods - 3.1%
Arezzo Industria e Comercio SA	1,681,000	28,132
Carter's, Inc. (a)	262,600	11,008
Deckers Outdoor Corp. (a)	257,100	20,787
Fossil, Inc. (a)	479,200	45,548
Gitanjali Gems Ltd.	1,983,811	12,432
Liz Claiborne, Inc. (a)(d)	2,485,111	23,112
Michael Kors Holdings Ltd.	1,535,500	47,524
Michael Kors Holdings Ltd.	1,237,675	34,475
NIKE, Inc. Class B	735,700	76,505
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	829,000	$ 63,991
Ralph Lauren Corp.	157,200	23,894
Steven Madden Ltd. (a)	232,050	9,547
Under Armour, Inc. Class A (sub. vtg.) (a)	87,000	6,927
VF Corp.	140,500	18,474
		422,356
TOTAL CONSUMER DISCRETIONARY		2,617,592
CONSUMER STAPLES - 11.6%
Beverages - 4.0%
Anheuser-Busch InBev SA NV ADR	285,600	17,364
Beam, Inc.	207,600	10,860
Dr Pepper Snapple Group, Inc.	772,300	29,981
Monster Beverage Corp. (a)	1,280,900	133,867
PepsiCo, Inc.	1,382,500	90,789
The Coca-Cola Co.	3,807,500	257,120
		539,981
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	157,700	12,974
CVS Caremark Corp.	2,564,200	107,055
Drogasil SA	1,456,285	12,086
Sun Art Retail Group Ltd. (a)	977,500	1,190
Wal-Mart Stores, Inc.	1,079,200	66,220
Whole Foods Market, Inc.	1,387,000	102,680
		302,205
Food Products - 2.0%
Calbee, Inc. (d)	408,300	19,925
Danone	396,900	24,495
Diamond Foods, Inc. (d)	920,300	33,444
Green Mountain Coffee Roasters, Inc. (a)(d)	3,368,965	179,701
Kraft Foods, Inc. Class A	105,900	4,056
Mead Johnson Nutrition Co. Class A	200,900	14,885
Tata Global Beverages Ltd.	1,377,900	2,998
		279,504
Household Products - 0.5%
Colgate-Palmolive Co.	404,200	36,669
Procter & Gamble Co.	570,700	35,977
		72,646
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	726,200	$ 42,069
Herbalife Ltd.	735,731	42,584
		84,653
Tobacco - 2.3%
Altria Group, Inc.	2,032,300	57,717
Lorillard, Inc.	564,400	60,611
Philip Morris International, Inc.	2,588,300	193,527
		311,855
TOTAL CONSUMER STAPLES		1,590,844
ENERGY - 9.7%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	270,000	13,265
Cameron International Corp. (a)	153,600	8,172
Dresser-Rand Group, Inc. (a)	270,000	13,832
Ensco International Ltd. ADR	154,200	8,117
Halliburton Co.	3,896,700	143,321
McDermott International, Inc. (a)	1,482,100	18,022
National Oilwell Varco, Inc.	1,195,700	88,458
Noble Corp.	117,400	4,090
Schlumberger Ltd.	2,242,300	168,554
Seadrill Ltd.	956,200	35,475
Transocean Ltd. (United States)	91,100	4,309
		505,615
Oil, Gas & Consumable Fuels - 6.0%
Alpha Natural Resources, Inc. (a)	3,210,899	64,603
Anadarko Petroleum Corp.	977,200	78,880
Apache Corp.	309,200	30,574
Approach Resources, Inc. (a)(d)	400,000	14,052
Cabot Oil & Gas Corp.	977,000	31,166
Chesapeake Energy Corp.	365,500	7,723
Chevron Corp.	878,500	90,556
EOG Resources, Inc.	181,900	19,307
EV Energy Partners LP	216,100	14,418
Exxon Mobil Corp.	3,429,000	287,144
Hess Corp.	189,700	10,680
HollyFrontier Corp.	94,500	2,773
Marathon Petroleum Corp.	362,900	13,870
Markwest Energy Partners LP	94,300	5,466
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,140,900	$ 113,828
Range Resources Corp.	193,600	11,136
Valero Energy Corp.	799,600	19,182
		815,358
TOTAL ENERGY		1,320,973
FINANCIALS - 3.3%
Capital Markets - 1.1%
Morgan Stanley	7,305,100	136,240
Och-Ziff Capital Management Group LLC Class A	1,445,800	14,357
		150,597
Commercial Banks - 0.2%
ICICI Bank Ltd.	666,777	12,097
Punjab National Bank	133,123	2,639
Wells Fargo & Co.	321,000	9,376
		24,112
Consumer Finance - 0.4%
Discover Financial Services	1,578,300	42,898
Shriram Transport Finance Co. Ltd.	1,042,803	12,277
		55,175
Diversified Financial Services - 1.4%
Citigroup, Inc.	5,160,520	158,531
JPMorgan Chase & Co.	1,070,800	39,941
		198,472
Real Estate Management & Development - 0.2%
Parsvnath Developers Ltd. (a)(e)	21,771,340	25,986
TOTAL FINANCIALS		454,342
HEALTH CARE - 9.4%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	699,400	53,686
Alkermes PLC (a)	917,100	17,251
Amylin Pharmaceuticals, Inc. (a)	1,832,100	26,071
ARIAD Pharmaceuticals, Inc. (a)	1,500,000	22,125
Biogen Idec, Inc. (a)	757,400	89,313
Exelixis, Inc. (a)	2,913,200	15,498
Gilead Sciences, Inc. (a)	426,900	20,850
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)	262,900	$ 3,944
Medivation, Inc. (a)	75,100	4,161
ONYX Pharmaceuticals, Inc. (a)	124,800	5,109
Regeneron Pharmaceuticals, Inc. (a)	197,900	17,981
Spectrum Pharmaceuticals, Inc. (a)(d)(e)	2,916,500	41,035
Vertex Pharmaceuticals, Inc. (a)	389,200	14,381
ZIOPHARM Oncology, Inc. (a)	526,800	2,797
		334,202
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	49,300	2,735
Covidien PLC	709,000	36,514
Edwards Lifesciences Corp. (a)	165,100	13,649
Hologic, Inc. (a)	1,613,500	32,899
Insulet Corp. (a)	100,000	1,947
Intuitive Surgical, Inc. (a)	36,400	16,741
Mako Surgical Corp. (a)	114,700	4,104
The Cooper Companies, Inc.	767,572	55,373
William Demant Holding A/S (a)	126,000	10,435
Zeltiq Aesthetics, Inc. (d)	1,052,500	12,630
		187,027
Health Care Providers & Services - 2.8%
Apollo Hospitals Enterprise Ltd.	649,448	7,872
Express Scripts, Inc. (a)	2,236,780	114,434
McKesson Corp.	1,144,400	93,520
Medco Health Solutions, Inc. (a)	2,214,900	137,368
UnitedHealth Group, Inc.	510,200	26,423
		379,617
Health Care Technology - 0.3%
athenahealth, Inc. (a)(d)	154,575	8,993
Cerner Corp. (a)	453,100	27,589
		36,582
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	414,400	21,449
Pharmaceuticals - 2.4%
Abbott Laboratories	323,800	17,534
Allergan, Inc.	126,100	11,085
AVANIR Pharmaceuticals Class A (a)(d)	1,464,000	4,304
Bristol-Myers Squibb Co.	205,200	6,616
Elan Corp. PLC sponsored ADR (a)	2,231,100	30,365
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	143,300	$ 6,663
Johnson & Johnson	1,554,600	102,464
Pfizer, Inc.	473,100	10,124
Questcor Pharmaceuticals, Inc. (a)	910,800	32,270
Salix Pharmaceuticals Ltd. (a)	684,800	33,007
Sanofi-aventis sponsored ADR	437,400	16,241
Shire PLC sponsored ADR	182,000	18,113
Valeant Pharmaceuticals International, Inc. (Canada) (a)	733,200	35,507
		324,293
TOTAL HEALTH CARE		1,283,170
INDUSTRIALS - 10.8%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	841,900	48,864
Precision Castparts Corp.	647,300	105,950
The Boeing Co.	2,051,200	152,158
United Technologies Corp.	2,098,300	164,402
		471,374
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	1,977,900	149,628
Airlines - 0.3%
United Continental Holdings, Inc. (a)	1,378,700	31,848
US Airways Group, Inc. (a)	1,063,100	8,973
		40,821
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	768,200	35,875
Owens Corning (a)	263,000	8,876
		44,751
Commercial Services & Supplies - 0.1%
Swisher Hygiene, Inc.	2,095,491	7,355
Construction & Engineering - 0.3%
Fluor Corp.	761,900	42,849
Electrical Equipment - 0.2%
Polypore International, Inc. (a)	822,700	31,328
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	259,000	$ 12,362
Danaher Corp.	2,862,300	150,299
		162,661
Machinery - 3.2%
Caterpillar, Inc.	1,017,200	110,997
Cummins, Inc.	956,700	99,497
Deere & Co.	47,200	4,066
Eaton Corp.	319,300	15,655
Ingersoll-Rand PLC	588,300	20,555
Jain Irrigation Systems Ltd. DVR (a)	39,000	29
Joy Global, Inc.	1,016,700	92,205
Manitowoc Co., Inc.	1,076,900	14,474
PACCAR, Inc.	1,168,900	51,665
WABCO Holdings, Inc. (a)	642,400	33,308
		442,451
Professional Services - 0.0%
Manpower, Inc.	98,200	3,939
Road & Rail - 0.5%
Union Pacific Corp.	591,100	67,569
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA	827,400	10,267
TOTAL INDUSTRIALS		1,474,993
INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 2.3%
Aruba Networks, Inc. (a)	250,000	5,545
Juniper Networks, Inc. (a)	651,000	13,625
Polycom, Inc. (a)	746,800	14,899
QUALCOMM, Inc.	4,787,000	281,571
Riverbed Technology, Inc. (a)	200,600	4,802
		320,442
Computers & Peripherals - 10.7%
Apple, Inc. (a)	2,929,600	1,337,298
EMC Corp. (a)	2,083,700	53,676
Fusion-io, Inc.	100,600	2,325
NetApp, Inc. (a)	383,500	14,473
SanDisk Corp. (a)	1,125,800	51,652
		1,459,424
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Aeroflex Holding Corp. (a)	507,700	$ 6,433
Vishay Intertechnology, Inc. (a)	791,900	9,725
		16,158
Internet Software & Services - 6.8%
Akamai Technologies, Inc. (a)	1,433,700	46,237
Baidu.com, Inc. sponsored ADR (a)	334,600	42,668
Bankrate, Inc. (d)	600,500	14,046
eBay, Inc. (a)	2,021,440	63,878
Facebook, Inc. Class B (f)	636,167	15,904
Google, Inc. Class A (a)	1,049,467	608,806
IAC/InterActiveCorp	463,500	19,963
INFO Edge India Ltd.	293,110	3,699
Rackspace Hosting, Inc. (a)	1,616,200	70,159
SINA Corp. (a)(d)	478,900	33,652
Velti PLC (a)	1,398,000	12,233
		931,245
IT Services - 2.3%
Accenture PLC Class A	477,700	27,391
Cognizant Technology Solutions Corp. Class A (a)	1,688,700	121,164
International Business Machines Corp.	36,100	6,953
MasterCard, Inc. Class A	413,400	146,993
Teradata Corp. (a)	216,600	11,601
Visa, Inc. Class A	26,400	2,657
		316,759
Semiconductors & Semiconductor Equipment - 5.0%
Applied Micro Circuits Corp. (a)	377,944	2,959
ASML Holding NV	1,134,600	48,776
Avago Technologies Ltd.	2,001,400	67,928
Broadcom Corp. Class A	3,851,300	132,254
Cirrus Logic, Inc. (a)	827,128	16,898
Cree, Inc. (a)	473,200	12,033
Cymer, Inc. (a)	125,800	6,264
Fairchild Semiconductor International, Inc. (a)	514,500	7,193
Freescale Semiconductor Holdings I Ltd.	3,216,458	51,367
Lam Research Corp. (a)	263,900	11,240
LSI Corp. (a)	2,118,000	16,033
Marvell Technology Group Ltd. (a)	4,263,186	66,207
Mellanox Technologies Ltd. (a)	380,700	13,960
NVIDIA Corp. (a)	3,650,973	53,925
NXP Semiconductors NV (a)	6,216,400	131,974
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	497,100	$ 4,325
Samsung Electronics Co. Ltd.	7,550	7,441
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,041,444	5,884
Xilinx, Inc.	563,200	20,191
		676,852
Software - 6.1%
BroadSoft, Inc. (a)	644,600	17,971
Check Point Software Technologies Ltd. (a)	1,317,800	74,179
Citrix Systems, Inc. (a)	1,526,700	99,556
Guidewire Software, Inc.	28,500	514
Informatica Corp. (a)	655,700	27,736
Jive Software, Inc.	276,724	4,109
Microsoft Corp.	5,266,200	155,511
Oracle Corp.	5,461,300	154,009
QLIK Technologies, Inc. (a)	621,163	17,517
Red Hat, Inc. (a)	1,138,500	52,792
salesforce.com, Inc. (a)	1,283,165	149,874
VMware, Inc. Class A (a)	891,800	81,395
Zynga, Inc. (d)	344,300	3,615
		838,778
TOTAL INFORMATION TECHNOLOGY		4,559,658
MATERIALS - 2.4%
Chemicals - 1.5%
CF Industries Holdings, Inc.	178,900	31,733
E.I. du Pont de Nemours & Co.	751,800	38,259
Eastman Chemical Co.	58,200	2,929
Kronos Worldwide, Inc.	59,600	1,372
LyondellBasell Industries NV Class A	1,092,600	47,091
Monsanto Co.	357,500	29,333
Rentech Nitrogen Partners LP	347,300	7,943
Sigma Aldrich Corp.	41,000	2,790
The Mosaic Co.	715,200	40,030
		201,480
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	526,000	32,538
Metals & Mining - 0.7%
Allegheny Technologies, Inc.	280,700	12,741
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
First Quantum Minerals Ltd.	144,300	$ 3,160
Freeport-McMoRan Copper & Gold, Inc.	1,694,800	78,317
		94,218
TOTAL MATERIALS		328,236
TOTAL COMMON STOCKS (Cost $10,289,970)		13,629,808
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f)	2,142,858	15,429
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	512,800	90,782
TOTAL PREFERRED STOCKS (Cost $73,958)		106,211
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.12% (b)	24,583,592	24,584
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	174,210,828	174,211
TOTAL MONEY MARKET FUNDS (Cost $198,795)		198,795
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations) # (Cost $7,306)	$ 7,306	$ 7,306
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $10,570,029)		13,942,120
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(252,683)
NET ASSETS - 100%		$ 13,689,437
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,333,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 15,909
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 15,000
Repurchase Agreement / Counterparty	Value (000s)
$7,306,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 3,854
Barclays Capital, Inc.	2,050
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,402
$ 7,306
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	1,207
Total	$ 1,227
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 22,924	$ -	$ -	$ -	$ 25,986
Spectrum Pharmaceuticals, Inc.	-	42,886	-	-	41,035
Total	$ 22,924	$ 42,886	$ -	$ -	$ 67,021
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,708,374	$ 2,673,899	$ 34,475	$ -
Consumer Staples	1,590,844	1,590,844	-	-
Energy	1,320,973	1,320,973	-	-
Financials	454,342	439,606	14,736	-
Health Care	1,298,599	1,283,170	-	15,429
Industrials	1,474,993	1,474,993	-	-
Information Technology	4,559,658	4,543,754	-	15,904
Materials	328,236	328,236	-	-
Money Market Funds	198,795	198,795	-	-
Cash Equivalents	7,306	-	7,306	-
Total Investments in Securities:	$ 13,942,120	$ 13,854,270	$ 56,517	$ 31,333
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 45,904
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	429
Cost of Purchases	-
Proceeds of Sales	(15,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 31,333
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 429

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.6%
Netherlands	1.8%
Curacao	1.2%
Bermuda	1.2%
Ireland	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,658 and repurchase agreements of $7,306) - See accompanying schedule: Unaffiliated issuers (cost $10,297,496)	$ 13,676,304
Fidelity Central Funds (cost $198,795)	198,795
Other affiliated issuers (cost $73,738)	67,021
Total Investments (cost $10,570,029)		$ 13,942,120
Receivable for investments sold		194,706
Receivable for fund shares sold		9,592
Dividends receivable		4,244
Distributions receivable from Fidelity Central Funds		378
Prepaid expenses		34
Other receivables		689
Total assets		14,151,763

Liabilities
Payable to custodian bank	$ 267
Payable for investments purchased	211,859
Payable for fund shares redeemed	65,123
Accrued management fee	8,291
Other affiliated payables	2,058
Other payables and accrued expenses	517
Collateral on securities loaned, at value	174,211
Total liabilities		462,326

Net Assets		$ 13,689,437
Net Assets consist of:
Paid in capital		$ 10,655,223
Accumulated net investment loss		(10,745)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(327,145)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,372,104
Net Assets		$ 13,689,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($10,561,581 ÷ 233,276 shares)	$ 45.28

Class K: Net Asset Value, offering price and redemption price per share ($1,856,005 ÷ 40,960 shares)	$ 45.31

Class F: Net Asset Value, offering price and redemption price per share ($1,271,851 ÷ 28,046 shares)	$ 45.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 69,082
Income from Fidelity Central Funds		1,227
Total income		70,309

Expenses
Management fee Basic fee	$ 36,841
Performance adjustment	7,741
Transfer agent fees	11,888
Accounting and security lending fees	721
Custodian fees and expenses	414
Independent trustees' compensation	45
Registration fees	108
Audit	60
Legal	34
Interest	4
Miscellaneous	60
Total expenses before reductions	57,916
Expense reductions	(195)	57,721
Net investment income (loss)		12,588
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(279,753)
Foreign currency transactions	164
Total net realized gain (loss)		(279,589)
Change in net unrealized appreciation (depreciation) on: Investment securities	(80,602)
Assets and liabilities in foreign currencies	12
Total change in net unrealized appreciation (depreciation)		(80,590)
Net gain (loss)		(360,179)
Net increase (decrease) in net assets resulting from operations		$ (347,591)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,588	$ (4,517)
Net realized gain (loss)	(279,589)	1,562,158
Change in net unrealized appreciation (depreciation)	(80,590)	1,651,657
Net increase (decrease) in net assets resulting from operations	(347,591)	3,209,298
Distributions to shareholders from net investment income	(15,666)	(2,405)
Distributions to shareholders from net realized gain	(480,840)	(12,451)
Total distributions	(496,506)	(14,856)
Share transactions - net increase (decrease)	143,086	(352,214)
Total increase (decrease) in net assets	(701,011)	2,842,228

Net Assets
Beginning of period	14,390,448	11,548,220
End of period (including accumulated net investment loss of $10,745 and accumulated net investment loss of $7,667, respectively)	$ 13,689,437	$ 14,390,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 48.17	$ 37.63	$ 31.97	$ 39.06	$ 46.88	$ 41.54
Income from Investment Operations
Net investment income (loss) D	.03	(.03)	.04	.27	.35	.32
Net realized and unrealized gain (loss)	(1.28)	10.61	5.80	(6.36)	(2.89)	6.19
Total from investment operations	(1.25)	10.58	5.84	(6.09)	(2.54)	6.51
Distributions from net investment income	(.04)	(.00) H, I	(.18)	(.29)	(.33)	(.24)
Distributions from net realized gain	(1.60)	(.04) I	-	(.71)	(4.95)	(.93)
Total distributions	(1.64)	(.04)	(.18)	(1.00)	(5.28)	(1.17)
Net asset value, end of period	$ 45.28	$ 48.17	$ 37.63	$ 31.97	$ 39.06	$ 46.88
Total Return B, C	(2.26)%	28.12%	18.29%	(15.85)%	(6.30)%	16.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.94%	.94%	.76%	.58%	.60%
Expenses net of fee waivers, if any	.91% A	.94%	.94%	.76%	.58%	.60%
Expenses net of all reductions	.91% A	.92%	.93%	.76%	.57%	.59%
Net investment income (loss)	.16% A	(.06)%	.10%	.93%	.81%	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 10,562	$ 12,024	$ 10,295	$ 9,691	$ 13,349	$ 18,616
Portfolio turnover rate F	100% A	132%	135%	134%	82%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.21	$ 37.66	$ 32.01	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.07	.05	.11	.32	.10
Net realized and unrealized gain (loss)	(1.30)	10.62	5.79	(6.33)	(2.84)
Total from investment operations	(1.23)	10.67	5.90	(6.01)	(2.74)
Distributions from net investment income	(.08)	(.05) J	(.25)	(.34)	-
Distributions from net realized gain	(1.60)	(.07) J	-	(.71)	-
Total distributions	(1.67) I	(.12)	(.25)	(1.05)	-
Net asset value, end of period	$ 45.31	$ 48.21	$ 37.66	$ 32.01	$ 39.07
Total Return B, C	(2.21)%	28.37%	18.48%	(15.61)%	(6.55)%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.77%	.75%	.53%	.41% A
Expenses net of fee waivers, if any	.75% A	.77%	.75%	.53%	.41% A
Expenses net of all reductions	.75% A	.76%	.74%	.52%	.41% A
Net investment income (loss)	.32% A	.11%	.30%	1.16%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,856,005	$ 1,454,854	$ 931,601	$ 590,673	$ 93
Portfolio turnover rate F	100% A	132%	135%	134%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.24	$ 37.69	$ 31.98	$ 29.16
Income from Investment Operations
Net investment income (loss) D	.08	.07	.13	- I
Net realized and unrealized gain (loss)	(1.29)	10.61	5.80	2.82
Total from investment operations	(1.21)	10.68	5.93	2.82
Distributions from net investment income	(.08)	(.06) K	(.22)	-
Distributions from net realized gain	(1.60)	(.08) K	-	-
Total distributions	(1.68)	(.13) J	(.22)	-
Net asset value, end of period	$ 45.35	$ 48.24	$ 37.69	$ 31.98
Total Return B, C	(2.17)%	28.41%	18.59%	9.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.72%	.70%	.51% A
Expenses net of fee waivers, if any	.70% A	.72%	.70%	.51% A
Expenses net of all reductions	.70% A	.71%	.68%	.51% A
Net investment income (loss)	.37% A	.16%	.35%	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,271,851	$ 911,556	$ 321,409	$ 261
Portfolio turnover rate F	100% A	132%	135%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.13 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.076 per share.

K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,603,984
Gross unrealized depreciation	(282,015)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,321,969

Tax cost	$ 10,620,151

The Fund intends to elect to defer to its fiscal year ending July 31, 2012 approximately $7,175 of currency losses recognized during the period November 1, 2010 to July 31, 2011.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,661,058 and $6,910,054, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 11,490.22
Class K	398.05
	$ 11,888

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $200 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,128.34%		$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,075. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,207, including $38 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $195 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Blue Chip Growth	$ 10,644	$ 670
Class K	2,860	1,165
Class F	2,162	570
Total	$ 15,666	$ 2,405
From net realized gain
Blue Chip Growth	$ 397,249	$ 9,690
Class K	51,295	1,750
Class F	32,296	1,011
Total	$ 480,840	$ 12,451

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Blue Chip Growth
Shares sold	19,730	42,281	$ 854,739	$ 1,904,203
Reinvestment of distributions	9,668	232	399,688	10,166
Shares redeemed	(45,734)	(66,514)	(1,960,580)	(2,974,498)
Net increase (decrease)	(16,336)	(24,001)	$ (706,153)	$ (1,060,129)
Class K
Shares sold	14,396	13,902	$ 619,145	$ 625,856
Reinvestment of distributions	1,309	70	54,155	2,916
Shares redeemed	(4,924)	(8,528)	(214,700)	(379,087)
Net increase (decrease)	10,781	5,444	$ 458,600	$ 249,685
Class F
Shares sold	9,544	12,501	$ 409,652	$ 558,704
Reinvestment of distributions	832	38	34,458	1,580
Shares redeemed	(1,226)	(2,171)	(53,471)	(102,054)
Net increase (decrease)	9,150	10,368	$ 390,639	$ 458,230

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds® and Fidelity Freedom K® Funds were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

BCF-F-SANN-0312
1.891666.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Blue Chip Growth

Fund -
Class K

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Blue Chip Growth	.91%
Actual		$ 1,000.00	$ 977.40	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.62
Class K	.75%
Actual		$ 1,000.00	$ 977.90	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.81
Class F	.70%
Actual		$ 1,000.00	$ 978.30	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.8	8.1
Google, Inc. Class A	4.5	4.7
McDonald's Corp.	2.2	1.7
Exxon Mobil Corp.	2.1	2.0
QUALCOMM, Inc.	2.1	2.3
The Coca-Cola Co.	1.9	1.8
Amazon.com, Inc.	1.7	2.4
Philip Morris International, Inc.	1.4	1.8
Green Mountain Coffee Roasters, Inc.	1.3	0.9
Schlumberger Ltd.	1.2	1.6
	28.2
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.3	33.8
Consumer Discretionary	19.8	19.2
Consumer Staples	11.6	10.6
Industrials	10.8	9.4
Energy	9.7	10.8
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks 100.3%		Stocks 99.6%
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (0.4)%†		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	11.4%	** Foreign investments	13.0%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 1.2%
Autoliv, Inc.	858,400	$ 54,156
Cooper Tire & Rubber Co.	717,000	10,798
Delphi Automotive PLC	264,100	7,086
Tenneco, Inc. (a)	1,087,998	34,925
TRW Automotive Holdings Corp. (a)	1,372,200	51,485
		158,450
Automobiles - 0.7%
Hyundai Motor Co.	75,033	14,763
Kia Motors Corp.	152,660	9,174
Tesla Motors, Inc. (a)(d)	2,673,354	77,714
		101,651
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,217,400	28,998
Hotels, Restaurants & Leisure - 5.8%
Arcos Dorados Holdings, Inc.	1,324,400	28,475
Bravo Brio Restaurant Group, Inc. (a)	750,800	14,453
Brinker International, Inc.	684,000	17,681
Chipotle Mexican Grill, Inc. (a)	137,400	50,466
Dunkin' Brands Group, Inc. (a)	1,022,600	28,275
Jubilant Foodworks Ltd. (a)	533,088	10,160
Las Vegas Sands Corp.	1,322,900	64,968
McDonald's Corp.	3,034,930	300,610
Panera Bread Co. Class A (a)	254,800	37,774
Starbucks Corp.	3,173,500	152,106
Wyndham Worldwide Corp.	736,885	29,299
Yum! Brands, Inc.	842,100	53,330
		787,597
Household Durables - 1.1%
KB Home	14,700	133
Lennar Corp. Class A	1,373,352	29,513
Newell Rubbermaid, Inc.	1,166,900	21,553
PulteGroup, Inc. (a)	3,706,900	27,616
SodaStream International Ltd. (a)	286,400	10,938
Tempur-Pedic International, Inc. (a)	451,700	30,133
Toll Brothers, Inc. (a)	1,238,800	27,018
		146,904
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	1,183,300	230,081
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Groupon, Inc. Class A (a)(d)	708,900	$ 14,454
Priceline.com, Inc. (a)	135,500	71,745
		316,280
Media - 0.4%
Comcast Corp. Class A	1,018,500	27,082
Lions Gate Entertainment Corp. (a)	1,900,000	19,152
Pandora Media, Inc.	35,800	472
Time Warner Cable, Inc.	174,500	12,864
		59,570
Multiline Retail - 1.2%
Dollar General Corp. (a)	437,700	18,650
Dollar Tree, Inc. (a)	222,500	18,870
Dollarama, Inc.	322,234	13,898
JCPenney Co., Inc.	705,200	29,301
Macy's, Inc.	2,522,700	84,990
		165,709
Specialty Retail - 3.1%
Bed Bath & Beyond, Inc. (a)	550,600	33,421
Cia.Hering SA	254,600	6,120
Foot Locker, Inc.	901,700	23,661
Francescas Holdings Corp. (a)	290,500	6,440
Home Depot, Inc.	1,077,900	47,848
Limited Brands, Inc.	2,439,500	102,117
Lowe's Companies, Inc.	1,236,200	33,167
Ross Stores, Inc.	386,400	19,637
TJX Companies, Inc.	1,792,540	122,144
Tractor Supply Co.	71,000	5,735
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	390,800	29,787
		430,077
Textiles, Apparel & Luxury Goods - 3.1%
Arezzo Industria e Comercio SA	1,681,000	28,132
Carter's, Inc. (a)	262,600	11,008
Deckers Outdoor Corp. (a)	257,100	20,787
Fossil, Inc. (a)	479,200	45,548
Gitanjali Gems Ltd.	1,983,811	12,432
Liz Claiborne, Inc. (a)(d)	2,485,111	23,112
Michael Kors Holdings Ltd.	1,535,500	47,524
Michael Kors Holdings Ltd.	1,237,675	34,475
NIKE, Inc. Class B	735,700	76,505
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	829,000	$ 63,991
Ralph Lauren Corp.	157,200	23,894
Steven Madden Ltd. (a)	232,050	9,547
Under Armour, Inc. Class A (sub. vtg.) (a)	87,000	6,927
VF Corp.	140,500	18,474
		422,356
TOTAL CONSUMER DISCRETIONARY		2,617,592
CONSUMER STAPLES - 11.6%
Beverages - 4.0%
Anheuser-Busch InBev SA NV ADR	285,600	17,364
Beam, Inc.	207,600	10,860
Dr Pepper Snapple Group, Inc.	772,300	29,981
Monster Beverage Corp. (a)	1,280,900	133,867
PepsiCo, Inc.	1,382,500	90,789
The Coca-Cola Co.	3,807,500	257,120
		539,981
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	157,700	12,974
CVS Caremark Corp.	2,564,200	107,055
Drogasil SA	1,456,285	12,086
Sun Art Retail Group Ltd. (a)	977,500	1,190
Wal-Mart Stores, Inc.	1,079,200	66,220
Whole Foods Market, Inc.	1,387,000	102,680
		302,205
Food Products - 2.0%
Calbee, Inc. (d)	408,300	19,925
Danone	396,900	24,495
Diamond Foods, Inc. (d)	920,300	33,444
Green Mountain Coffee Roasters, Inc. (a)(d)	3,368,965	179,701
Kraft Foods, Inc. Class A	105,900	4,056
Mead Johnson Nutrition Co. Class A	200,900	14,885
Tata Global Beverages Ltd.	1,377,900	2,998
		279,504
Household Products - 0.5%
Colgate-Palmolive Co.	404,200	36,669
Procter & Gamble Co.	570,700	35,977
		72,646
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	726,200	$ 42,069
Herbalife Ltd.	735,731	42,584
		84,653
Tobacco - 2.3%
Altria Group, Inc.	2,032,300	57,717
Lorillard, Inc.	564,400	60,611
Philip Morris International, Inc.	2,588,300	193,527
		311,855
TOTAL CONSUMER STAPLES		1,590,844
ENERGY - 9.7%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	270,000	13,265
Cameron International Corp. (a)	153,600	8,172
Dresser-Rand Group, Inc. (a)	270,000	13,832
Ensco International Ltd. ADR	154,200	8,117
Halliburton Co.	3,896,700	143,321
McDermott International, Inc. (a)	1,482,100	18,022
National Oilwell Varco, Inc.	1,195,700	88,458
Noble Corp.	117,400	4,090
Schlumberger Ltd.	2,242,300	168,554
Seadrill Ltd.	956,200	35,475
Transocean Ltd. (United States)	91,100	4,309
		505,615
Oil, Gas & Consumable Fuels - 6.0%
Alpha Natural Resources, Inc. (a)	3,210,899	64,603
Anadarko Petroleum Corp.	977,200	78,880
Apache Corp.	309,200	30,574
Approach Resources, Inc. (a)(d)	400,000	14,052
Cabot Oil & Gas Corp.	977,000	31,166
Chesapeake Energy Corp.	365,500	7,723
Chevron Corp.	878,500	90,556
EOG Resources, Inc.	181,900	19,307
EV Energy Partners LP	216,100	14,418
Exxon Mobil Corp.	3,429,000	287,144
Hess Corp.	189,700	10,680
HollyFrontier Corp.	94,500	2,773
Marathon Petroleum Corp.	362,900	13,870
Markwest Energy Partners LP	94,300	5,466
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,140,900	$ 113,828
Range Resources Corp.	193,600	11,136
Valero Energy Corp.	799,600	19,182
		815,358
TOTAL ENERGY		1,320,973
FINANCIALS - 3.3%
Capital Markets - 1.1%
Morgan Stanley	7,305,100	136,240
Och-Ziff Capital Management Group LLC Class A	1,445,800	14,357
		150,597
Commercial Banks - 0.2%
ICICI Bank Ltd.	666,777	12,097
Punjab National Bank	133,123	2,639
Wells Fargo & Co.	321,000	9,376
		24,112
Consumer Finance - 0.4%
Discover Financial Services	1,578,300	42,898
Shriram Transport Finance Co. Ltd.	1,042,803	12,277
		55,175
Diversified Financial Services - 1.4%
Citigroup, Inc.	5,160,520	158,531
JPMorgan Chase & Co.	1,070,800	39,941
		198,472
Real Estate Management & Development - 0.2%
Parsvnath Developers Ltd. (a)(e)	21,771,340	25,986
TOTAL FINANCIALS		454,342
HEALTH CARE - 9.4%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	699,400	53,686
Alkermes PLC (a)	917,100	17,251
Amylin Pharmaceuticals, Inc. (a)	1,832,100	26,071
ARIAD Pharmaceuticals, Inc. (a)	1,500,000	22,125
Biogen Idec, Inc. (a)	757,400	89,313
Exelixis, Inc. (a)	2,913,200	15,498
Gilead Sciences, Inc. (a)	426,900	20,850
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)	262,900	$ 3,944
Medivation, Inc. (a)	75,100	4,161
ONYX Pharmaceuticals, Inc. (a)	124,800	5,109
Regeneron Pharmaceuticals, Inc. (a)	197,900	17,981
Spectrum Pharmaceuticals, Inc. (a)(d)(e)	2,916,500	41,035
Vertex Pharmaceuticals, Inc. (a)	389,200	14,381
ZIOPHARM Oncology, Inc. (a)	526,800	2,797
		334,202
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	49,300	2,735
Covidien PLC	709,000	36,514
Edwards Lifesciences Corp. (a)	165,100	13,649
Hologic, Inc. (a)	1,613,500	32,899
Insulet Corp. (a)	100,000	1,947
Intuitive Surgical, Inc. (a)	36,400	16,741
Mako Surgical Corp. (a)	114,700	4,104
The Cooper Companies, Inc.	767,572	55,373
William Demant Holding A/S (a)	126,000	10,435
Zeltiq Aesthetics, Inc. (d)	1,052,500	12,630
		187,027
Health Care Providers & Services - 2.8%
Apollo Hospitals Enterprise Ltd.	649,448	7,872
Express Scripts, Inc. (a)	2,236,780	114,434
McKesson Corp.	1,144,400	93,520
Medco Health Solutions, Inc. (a)	2,214,900	137,368
UnitedHealth Group, Inc.	510,200	26,423
		379,617
Health Care Technology - 0.3%
athenahealth, Inc. (a)(d)	154,575	8,993
Cerner Corp. (a)	453,100	27,589
		36,582
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	414,400	21,449
Pharmaceuticals - 2.4%
Abbott Laboratories	323,800	17,534
Allergan, Inc.	126,100	11,085
AVANIR Pharmaceuticals Class A (a)(d)	1,464,000	4,304
Bristol-Myers Squibb Co.	205,200	6,616
Elan Corp. PLC sponsored ADR (a)	2,231,100	30,365
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	143,300	$ 6,663
Johnson & Johnson	1,554,600	102,464
Pfizer, Inc.	473,100	10,124
Questcor Pharmaceuticals, Inc. (a)	910,800	32,270
Salix Pharmaceuticals Ltd. (a)	684,800	33,007
Sanofi-aventis sponsored ADR	437,400	16,241
Shire PLC sponsored ADR	182,000	18,113
Valeant Pharmaceuticals International, Inc. (Canada) (a)	733,200	35,507
		324,293
TOTAL HEALTH CARE		1,283,170
INDUSTRIALS - 10.8%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	841,900	48,864
Precision Castparts Corp.	647,300	105,950
The Boeing Co.	2,051,200	152,158
United Technologies Corp.	2,098,300	164,402
		471,374
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	1,977,900	149,628
Airlines - 0.3%
United Continental Holdings, Inc. (a)	1,378,700	31,848
US Airways Group, Inc. (a)	1,063,100	8,973
		40,821
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	768,200	35,875
Owens Corning (a)	263,000	8,876
		44,751
Commercial Services & Supplies - 0.1%
Swisher Hygiene, Inc.	2,095,491	7,355
Construction & Engineering - 0.3%
Fluor Corp.	761,900	42,849
Electrical Equipment - 0.2%
Polypore International, Inc. (a)	822,700	31,328
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	259,000	$ 12,362
Danaher Corp.	2,862,300	150,299
		162,661
Machinery - 3.2%
Caterpillar, Inc.	1,017,200	110,997
Cummins, Inc.	956,700	99,497
Deere & Co.	47,200	4,066
Eaton Corp.	319,300	15,655
Ingersoll-Rand PLC	588,300	20,555
Jain Irrigation Systems Ltd. DVR (a)	39,000	29
Joy Global, Inc.	1,016,700	92,205
Manitowoc Co., Inc.	1,076,900	14,474
PACCAR, Inc.	1,168,900	51,665
WABCO Holdings, Inc. (a)	642,400	33,308
		442,451
Professional Services - 0.0%
Manpower, Inc.	98,200	3,939
Road & Rail - 0.5%
Union Pacific Corp.	591,100	67,569
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA	827,400	10,267
TOTAL INDUSTRIALS		1,474,993
INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 2.3%
Aruba Networks, Inc. (a)	250,000	5,545
Juniper Networks, Inc. (a)	651,000	13,625
Polycom, Inc. (a)	746,800	14,899
QUALCOMM, Inc.	4,787,000	281,571
Riverbed Technology, Inc. (a)	200,600	4,802
		320,442
Computers & Peripherals - 10.7%
Apple, Inc. (a)	2,929,600	1,337,298
EMC Corp. (a)	2,083,700	53,676
Fusion-io, Inc.	100,600	2,325
NetApp, Inc. (a)	383,500	14,473
SanDisk Corp. (a)	1,125,800	51,652
		1,459,424
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Aeroflex Holding Corp. (a)	507,700	$ 6,433
Vishay Intertechnology, Inc. (a)	791,900	9,725
		16,158
Internet Software & Services - 6.8%
Akamai Technologies, Inc. (a)	1,433,700	46,237
Baidu.com, Inc. sponsored ADR (a)	334,600	42,668
Bankrate, Inc. (d)	600,500	14,046
eBay, Inc. (a)	2,021,440	63,878
Facebook, Inc. Class B (f)	636,167	15,904
Google, Inc. Class A (a)	1,049,467	608,806
IAC/InterActiveCorp	463,500	19,963
INFO Edge India Ltd.	293,110	3,699
Rackspace Hosting, Inc. (a)	1,616,200	70,159
SINA Corp. (a)(d)	478,900	33,652
Velti PLC (a)	1,398,000	12,233
		931,245
IT Services - 2.3%
Accenture PLC Class A	477,700	27,391
Cognizant Technology Solutions Corp. Class A (a)	1,688,700	121,164
International Business Machines Corp.	36,100	6,953
MasterCard, Inc. Class A	413,400	146,993
Teradata Corp. (a)	216,600	11,601
Visa, Inc. Class A	26,400	2,657
		316,759
Semiconductors & Semiconductor Equipment - 5.0%
Applied Micro Circuits Corp. (a)	377,944	2,959
ASML Holding NV	1,134,600	48,776
Avago Technologies Ltd.	2,001,400	67,928
Broadcom Corp. Class A	3,851,300	132,254
Cirrus Logic, Inc. (a)	827,128	16,898
Cree, Inc. (a)	473,200	12,033
Cymer, Inc. (a)	125,800	6,264
Fairchild Semiconductor International, Inc. (a)	514,500	7,193
Freescale Semiconductor Holdings I Ltd.	3,216,458	51,367
Lam Research Corp. (a)	263,900	11,240
LSI Corp. (a)	2,118,000	16,033
Marvell Technology Group Ltd. (a)	4,263,186	66,207
Mellanox Technologies Ltd. (a)	380,700	13,960
NVIDIA Corp. (a)	3,650,973	53,925
NXP Semiconductors NV (a)	6,216,400	131,974
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	497,100	$ 4,325
Samsung Electronics Co. Ltd.	7,550	7,441
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,041,444	5,884
Xilinx, Inc.	563,200	20,191
		676,852
Software - 6.1%
BroadSoft, Inc. (a)	644,600	17,971
Check Point Software Technologies Ltd. (a)	1,317,800	74,179
Citrix Systems, Inc. (a)	1,526,700	99,556
Guidewire Software, Inc.	28,500	514
Informatica Corp. (a)	655,700	27,736
Jive Software, Inc.	276,724	4,109
Microsoft Corp.	5,266,200	155,511
Oracle Corp.	5,461,300	154,009
QLIK Technologies, Inc. (a)	621,163	17,517
Red Hat, Inc. (a)	1,138,500	52,792
salesforce.com, Inc. (a)	1,283,165	149,874
VMware, Inc. Class A (a)	891,800	81,395
Zynga, Inc. (d)	344,300	3,615
		838,778
TOTAL INFORMATION TECHNOLOGY		4,559,658
MATERIALS - 2.4%
Chemicals - 1.5%
CF Industries Holdings, Inc.	178,900	31,733
E.I. du Pont de Nemours & Co.	751,800	38,259
Eastman Chemical Co.	58,200	2,929
Kronos Worldwide, Inc.	59,600	1,372
LyondellBasell Industries NV Class A	1,092,600	47,091
Monsanto Co.	357,500	29,333
Rentech Nitrogen Partners LP	347,300	7,943
Sigma Aldrich Corp.	41,000	2,790
The Mosaic Co.	715,200	40,030
		201,480
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	526,000	32,538
Metals & Mining - 0.7%
Allegheny Technologies, Inc.	280,700	12,741
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
First Quantum Minerals Ltd.	144,300	$ 3,160
Freeport-McMoRan Copper & Gold, Inc.	1,694,800	78,317
		94,218
TOTAL MATERIALS		328,236
TOTAL COMMON STOCKS (Cost $10,289,970)		13,629,808
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f)	2,142,858	15,429
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Volkswagen AG	512,800	90,782
TOTAL PREFERRED STOCKS (Cost $73,958)		106,211
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.12% (b)	24,583,592	24,584
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	174,210,828	174,211
TOTAL MONEY MARKET FUNDS (Cost $198,795)		198,795
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations) # (Cost $7,306)	$ 7,306	$ 7,306
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $10,570,029)		13,942,120
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(252,683)
NET ASSETS - 100%		$ 13,689,437
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,333,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 15,909
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 15,000
Repurchase Agreement / Counterparty	Value (000s)
$7,306,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 3,854
Barclays Capital, Inc.	2,050
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,402
$ 7,306
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	1,207
Total	$ 1,227
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 22,924	$ -	$ -	$ -	$ 25,986
Spectrum Pharmaceuticals, Inc.	-	42,886	-	-	41,035
Total	$ 22,924	$ 42,886	$ -	$ -	$ 67,021
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,708,374	$ 2,673,899	$ 34,475	$ -
Consumer Staples	1,590,844	1,590,844	-	-
Energy	1,320,973	1,320,973	-	-
Financials	454,342	439,606	14,736	-
Health Care	1,298,599	1,283,170	-	15,429
Industrials	1,474,993	1,474,993	-	-
Information Technology	4,559,658	4,543,754	-	15,904
Materials	328,236	328,236	-	-
Money Market Funds	198,795	198,795	-	-
Cash Equivalents	7,306	-	7,306	-
Total Investments in Securities:	$ 13,942,120	$ 13,854,270	$ 56,517	$ 31,333
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 45,904
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	429
Cost of Purchases	-
Proceeds of Sales	(15,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 31,333
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 429

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.6%
Netherlands	1.8%
Curacao	1.2%
Bermuda	1.2%
Ireland	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,658 and repurchase agreements of $7,306) - See accompanying schedule: Unaffiliated issuers (cost $10,297,496)	$ 13,676,304
Fidelity Central Funds (cost $198,795)	198,795
Other affiliated issuers (cost $73,738)	67,021
Total Investments (cost $10,570,029)		$ 13,942,120
Receivable for investments sold		194,706
Receivable for fund shares sold		9,592
Dividends receivable		4,244
Distributions receivable from Fidelity Central Funds		378
Prepaid expenses		34
Other receivables		689
Total assets		14,151,763

Liabilities
Payable to custodian bank	$ 267
Payable for investments purchased	211,859
Payable for fund shares redeemed	65,123
Accrued management fee	8,291
Other affiliated payables	2,058
Other payables and accrued expenses	517
Collateral on securities loaned, at value	174,211
Total liabilities		462,326

Net Assets		$ 13,689,437
Net Assets consist of:
Paid in capital		$ 10,655,223
Accumulated net investment loss		(10,745)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(327,145)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,372,104
Net Assets		$ 13,689,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Blue Chip Growth: Net Asset Value, offering price and redemption price per share ($10,561,581 ÷ 233,276 shares)	$ 45.28

Class K: Net Asset Value, offering price and redemption price per share ($1,856,005 ÷ 40,960 shares)	$ 45.31

Class F: Net Asset Value, offering price and redemption price per share ($1,271,851 ÷ 28,046 shares)	$ 45.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 69,082
Income from Fidelity Central Funds		1,227
Total income		70,309

Expenses
Management fee Basic fee	$ 36,841
Performance adjustment	7,741
Transfer agent fees	11,888
Accounting and security lending fees	721
Custodian fees and expenses	414
Independent trustees' compensation	45
Registration fees	108
Audit	60
Legal	34
Interest	4
Miscellaneous	60
Total expenses before reductions	57,916
Expense reductions	(195)	57,721
Net investment income (loss)		12,588
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(279,753)
Foreign currency transactions	164
Total net realized gain (loss)		(279,589)
Change in net unrealized appreciation (depreciation) on: Investment securities	(80,602)
Assets and liabilities in foreign currencies	12
Total change in net unrealized appreciation (depreciation)		(80,590)
Net gain (loss)		(360,179)
Net increase (decrease) in net assets resulting from operations		$ (347,591)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,588	$ (4,517)
Net realized gain (loss)	(279,589)	1,562,158
Change in net unrealized appreciation (depreciation)	(80,590)	1,651,657
Net increase (decrease) in net assets resulting from operations	(347,591)	3,209,298
Distributions to shareholders from net investment income	(15,666)	(2,405)
Distributions to shareholders from net realized gain	(480,840)	(12,451)
Total distributions	(496,506)	(14,856)
Share transactions - net increase (decrease)	143,086	(352,214)
Total increase (decrease) in net assets	(701,011)	2,842,228

Net Assets
Beginning of period	14,390,448	11,548,220
End of period (including accumulated net investment loss of $10,745 and accumulated net investment loss of $7,667, respectively)	$ 13,689,437	$ 14,390,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Blue Chip Growth

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 48.17	$ 37.63	$ 31.97	$ 39.06	$ 46.88	$ 41.54
Income from Investment Operations
Net investment income (loss) D	.03	(.03)	.04	.27	.35	.32
Net realized and unrealized gain (loss)	(1.28)	10.61	5.80	(6.36)	(2.89)	6.19
Total from investment operations	(1.25)	10.58	5.84	(6.09)	(2.54)	6.51
Distributions from net investment income	(.04)	(.00) H, I	(.18)	(.29)	(.33)	(.24)
Distributions from net realized gain	(1.60)	(.04) I	-	(.71)	(4.95)	(.93)
Total distributions	(1.64)	(.04)	(.18)	(1.00)	(5.28)	(1.17)
Net asset value, end of period	$ 45.28	$ 48.17	$ 37.63	$ 31.97	$ 39.06	$ 46.88
Total Return B, C	(2.26)%	28.12%	18.29%	(15.85)%	(6.30)%	16.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.94%	.94%	.76%	.58%	.60%
Expenses net of fee waivers, if any	.91% A	.94%	.94%	.76%	.58%	.60%
Expenses net of all reductions	.91% A	.92%	.93%	.76%	.57%	.59%
Net investment income (loss)	.16% A	(.06)%	.10%	.93%	.81%	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 10,562	$ 12,024	$ 10,295	$ 9,691	$ 13,349	$ 18,616
Portfolio turnover rate F	100% A	132%	135%	134%	82%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.21	$ 37.66	$ 32.01	$ 39.07	$ 41.81
Income from Investment Operations
Net investment income (loss) D	.07	.05	.11	.32	.10
Net realized and unrealized gain (loss)	(1.30)	10.62	5.79	(6.33)	(2.84)
Total from investment operations	(1.23)	10.67	5.90	(6.01)	(2.74)
Distributions from net investment income	(.08)	(.05) J	(.25)	(.34)	-
Distributions from net realized gain	(1.60)	(.07) J	-	(.71)	-
Total distributions	(1.67) I	(.12)	(.25)	(1.05)	-
Net asset value, end of period	$ 45.31	$ 48.21	$ 37.66	$ 32.01	$ 39.07
Total Return B, C	(2.21)%	28.37%	18.48%	(15.61)%	(6.55)%
Ratios to Average Net Assets E, H
Expenses before reductions	.75% A	.77%	.75%	.53%	.41% A
Expenses net of fee waivers, if any	.75% A	.77%	.75%	.53%	.41% A
Expenses net of all reductions	.75% A	.76%	.74%	.52%	.41% A
Net investment income (loss)	.32% A	.11%	.30%	1.16%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,856,005	$ 1,454,854	$ 931,601	$ 590,673	$ 93
Portfolio turnover rate F	100% A	132%	135%	134%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.67 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $1.598 per share.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 48.24	$ 37.69	$ 31.98	$ 29.16
Income from Investment Operations
Net investment income (loss) D	.08	.07	.13	- I
Net realized and unrealized gain (loss)	(1.29)	10.61	5.80	2.82
Total from investment operations	(1.21)	10.68	5.93	2.82
Distributions from net investment income	(.08)	(.06) K	(.22)	-
Distributions from net realized gain	(1.60)	(.08) K	-	-
Total distributions	(1.68)	(.13) J	(.22)	-
Net asset value, end of period	$ 45.35	$ 48.24	$ 37.69	$ 31.98
Total Return B, C	(2.17)%	28.41%	18.59%	9.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.72%	.70%	.51% A
Expenses net of fee waivers, if any	.70% A	.72%	.70%	.51% A
Expenses net of all reductions	.70% A	.71%	.68%	.51% A
Net investment income (loss)	.37% A	.16%	.35%	(.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,271,851	$ 911,556	$ 321,409	$ 261
Portfolio turnover rate F	100% A	132%	135%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.13 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.076 per share.

K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,603,984
Gross unrealized depreciation	(282,015)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,321,969

Tax cost	$ 10,620,151

The Fund intends to elect to defer to its fiscal year ending July 31, 2012 approximately $7,175 of currency losses recognized during the period November 1, 2010 to July 31, 2011.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,661,058 and $6,910,054, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Blue Chip Growth	$ 11,490.22
Class K	398.05
	$ 11,888

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $200 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,128.34%		$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,075. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,207, including $38 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $195 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Blue Chip Growth	$ 10,644	$ 670
Class K	2,860	1,165
Class F	2,162	570
Total	$ 15,666	$ 2,405
From net realized gain
Blue Chip Growth	$ 397,249	$ 9,690
Class K	51,295	1,750
Class F	32,296	1,011
Total	$ 480,840	$ 12,451

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Blue Chip Growth
Shares sold	19,730	42,281	$ 854,739	$ 1,904,203
Reinvestment of distributions	9,668	232	399,688	10,166
Shares redeemed	(45,734)	(66,514)	(1,960,580)	(2,974,498)
Net increase (decrease)	(16,336)	(24,001)	$ (706,153)	$ (1,060,129)
Class K
Shares sold	14,396	13,902	$ 619,145	$ 625,856
Reinvestment of distributions	1,309	70	54,155	2,916
Shares redeemed	(4,924)	(8,528)	(214,700)	(379,087)
Net increase (decrease)	10,781	5,444	$ 458,600	$ 249,685
Class F
Shares sold	9,544	12,501	$ 409,652	$ 558,704
Reinvestment of distributions	832	38	34,458	1,580
Shares redeemed	(1,226)	(2,171)	(53,471)	(102,054)
Net increase (decrease)	9,150	10,368	$ 390,639	$ 458,230

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds® and Fidelity Freedom K® Funds were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

BCF-K-USAN-0312
1.863115.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Blue Chip Value

Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past 6 months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Actual	.80%	$ 1,000.00	$ 954.80	$ 3.93
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.11	$ 4.06

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Grupo Modelo SAB de CV Series C	5.0	4.9
Citigroup, Inc.	4.4	4.6
Pfizer, Inc.	4.0	3.8
Johnson & Johnson	3.8	3.3
Merck & Co., Inc.	3.5	3.0
Garmin Ltd.	3.5	4.3
General Electric Co.	3.1	3.2
Procter & Gamble Co.	3.0	0.0
Chevron Corp.	3.0	3.0
Alcatel-Lucent SA sponsored ADR	2.8	4.2
	36.1
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.8	25.8
Health Care	15.8	14.1
Consumer Staples	11.9	9.6
Information Technology	11.5	14.5
Energy	9.0	12.0
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Stocks 94.8%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	22.7%	** Foreign investments	24.1%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.7%
Honda Motor Co. Ltd.	73,600	$ 2,539,721
Household Durables - 4.1%
D.R. Horton, Inc.	141,256	1,966,284
Garmin Ltd. (d)	283,721	11,831,166
		13,797,450
Media - 1.4%
Time Warner, Inc.	49,632	1,839,362
Washington Post Co. Class B (d)	7,778	2,945,606
		4,784,968
Multiline Retail - 2.7%
JCPenney Co., Inc. (d)	203,363	8,449,733
Target Corp.	16,867	857,012
		9,306,745
TOTAL CONSUMER DISCRETIONARY		30,428,884
CONSUMER STAPLES - 11.9%
Beverages - 5.0%
Grupo Modelo SAB de CV Series C	2,753,168	17,062,300
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	20,361	850,072
Wal-Mart Stores, Inc.	72,700	4,460,872
		5,310,944
Food Products - 2.1%
Kraft Foods, Inc. Class A	189,461	7,256,356
Household Products - 3.0%
Procter & Gamble Co.	162,631	10,252,258
Tobacco - 0.2%
Lorillard, Inc.	6,851	735,729
TOTAL CONSUMER STAPLES		40,617,587
ENERGY - 9.0%
Energy Equipment & Services - 1.2%
Cameron International Corp. (a)	15,500	824,600
Weatherford International Ltd. (a)	194,691	3,259,127
		4,083,727
Oil, Gas & Consumable Fuels - 7.8%
Alpha Natural Resources, Inc. (a)	29,590	595,351
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.	51,487	$ 4,156,031
Apache Corp.	14,300	1,413,984
Chevron Corp.	97,200	10,019,376
Marathon Petroleum Corp.	18,927	723,390
Nexen, Inc.	148,700	2,664,811
Occidental Petroleum Corp.	69,582	6,942,196
		26,515,139
TOTAL ENERGY		30,598,866
FINANCIALS - 24.8%
Capital Markets - 4.4%
Bank of New York Mellon Corp.	110,700	2,228,391
E*TRADE Financial Corp. (a)	701,512	5,745,383
Goldman Sachs Group, Inc.	15,247	1,699,583
Lazard Ltd. Class A	32,002	919,097
Morgan Stanley	77,153	1,438,903
State Street Corp.	74,070	2,902,063
		14,933,420
Commercial Banks - 7.8%
Aozora Bank Ltd.	2,908,000	8,087,315
Fifth Third Bancorp	173,500	2,257,235
KeyCorp	612,475	4,758,931
U.S. Bancorp	116,698	3,293,218
Wells Fargo & Co.	277,898	8,117,401
		26,514,100
Consumer Finance - 0.3%
Capital One Financial Corp.	24,900	1,139,175
Diversified Financial Services - 7.6%
Bank of America Corp.	453,835	3,235,844
Citigroup, Inc.	487,379	14,972,283
JPMorgan Chase & Co.	208,716	7,785,107
		25,993,234
Insurance - 3.8%
Assurant, Inc.	26,900	1,065,240
Berkshire Hathaway, Inc. Class B (a)	11,721	918,575
MetLife, Inc.	78,955	2,789,480
RenaissanceRe Holdings Ltd.	18,300	1,337,913
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	45,016	$ 3,034,529
XL Group PLC Class A	188,224	3,815,300
		12,961,037
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Co.	110,396	2,210,128
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	259,699	714,172
TOTAL FINANCIALS		84,465,266
HEALTH CARE - 15.8%
Biotechnology - 1.0%
Amgen, Inc.	48,300	3,280,053
Health Care Equipment & Supplies - 0.6%
CareFusion Corp. (a)	79,819	1,911,665
Pharmaceuticals - 14.2%
Eli Lilly & Co.	34,849	1,384,899
Johnson & Johnson	195,379	12,877,430
Merck & Co., Inc.	315,295	12,063,187
Pfizer, Inc.	645,694	13,817,852
Sanofi-aventis sponsored ADR	226,985	8,427,953
		48,571,321
TOTAL HEALTH CARE		53,763,039
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.9%
Textron, Inc.	116,943	2,979,708
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	46,650	2,088,054
Industrial Conglomerates - 3.1%
General Electric Co.	572,775	10,716,620
TOTAL INDUSTRIALS		15,784,382
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 6.5%
Alcatel-Lucent SA sponsored ADR (a)(d)	5,463,835	9,507,073
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc.	302,175	$ 5,931,695
Comverse Technology, Inc. (a)	1,083,150	6,823,845
		22,262,613
Electronic Equipment & Components - 1.4%
Corning, Inc.	370,258	4,765,220
Office Electronics - 0.4%
Xerox Corp.	187,654	1,454,319
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	1,215,404	8,155,361
Software - 0.8%
Microsoft Corp.	89,893	2,654,540
TOTAL INFORMATION TECHNOLOGY		39,292,053
MATERIALS - 3.1%
Chemicals - 1.7%
Clariant AG (Reg.) (a)	469,076	5,698,745
Metals & Mining - 1.4%
Newmont Mining Corp.	77,036	4,736,173
TOTAL MATERIALS		10,434,918
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	80,600	2,370,446
CenturyLink, Inc.	35,400	1,310,862
		3,681,308
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	61,700	1,671,453
TOTAL TELECOMMUNICATION SERVICES		5,352,761
UTILITIES - 3.6%
Electric Utilities - 3.6%
Exelon Corp.	91,391	3,635,534
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	95,257	$ 4,021,751
NextEra Energy, Inc.	77,065	4,612,340
		12,269,625
TOTAL COMMON STOCKS (Cost $359,777,820)		323,007,381
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 0.12% (b)	17,717,412	17,717,412
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	18,843,429	18,843,429
TOTAL MONEY MARKET FUNDS (Cost $36,560,841)		36,560,841
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $396,338,661)		359,568,222
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(18,802,596)
NET ASSETS - 100%		$ 340,765,626
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,585
Fidelity Securities Lending Cash Central Fund	136,947
Total	$ 144,532
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,428,884	$ 27,889,163	$ 2,539,721	$ -
Consumer Staples	40,617,587	40,617,587	-	-
Energy	30,598,866	30,598,866	-	-
Financials	84,465,266	84,465,266	-	-
Health Care	53,763,039	53,763,039	-	-
Industrials	15,784,382	15,784,382	-	-
Information Technology	39,292,053	39,292,053	-	-
Materials	10,434,918	10,434,918	-	-
Telecommunication Services	5,352,761	5,352,761	-	-
Utilities	12,269,625	12,269,625	-	-
Money Market Funds	36,560,841	36,560,841	-	-
Total Investments in Securities:	$ 359,568,222	$ 357,028,501	$ 2,539,721	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.3%
Switzerland	6.2%
France	5.3%
Mexico	5.0%
Japan	3.1%
Ireland	1.1%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,431,467) - See accompanying schedule: Unaffiliated issuers (cost $359,777,820)	$ 323,007,381
Fidelity Central Funds (cost $36,560,841)	36,560,841
Total Investments (cost $396,338,661)		$ 359,568,222
Cash		2,954
Receivable for investments sold		3,214,243
Receivable for fund shares sold		285,505
Dividends receivable		265,606
Distributions receivable from Fidelity Central Funds		6,708
Prepaid expenses		1,083
Other receivables		9,134
Total assets		363,353,455

Liabilities
Payable for investments purchased	$ 3,050,261
Payable for fund shares redeemed	457,158
Accrued management fee	102,774
Other affiliated payables	103,170
Other payables and accrued expenses	31,037
Collateral on securities loaned, at value	18,843,429
Total liabilities		22,587,829

Net Assets		$ 340,765,626
Net Assets consist of:
Paid in capital		$ 534,268,676
Undistributed net investment income		14,544
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(156,747,212)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(36,770,382)
Net Assets, for 33,416,608 shares outstanding		$ 340,765,626
Net Asset Value, offering price and redemption price per share ($340,765,626 ÷ 33,416,608 shares)		$ 10.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 4,269,224
Income from Fidelity Central Funds		144,532
Total income		4,413,756

Expenses
Management fee Basic fee	$ 1,044,465
Performance adjustment	(307,340)
Transfer agent fees	565,402
Accounting and security lending fees	75,725
Custodian fees and expenses	67,000
Independent trustees' compensation	1,289
Registration fees	9,596
Audit	29,645
Legal	1,927
Interest	245
Miscellaneous	1,777
Total expenses before reductions	1,489,731
Expense reductions	(6,632)	1,483,099
Net investment income (loss)		2,930,657
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,931,247)
Foreign currency transactions	(13,865)
Total net realized gain (loss)		(16,945,112)
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,604,534)
Assets and liabilities in foreign currencies	1,668
Total change in net unrealized appreciation (depreciation)		(8,602,866)
Net gain (loss)		(25,547,978)
Net increase (decrease) in net assets resulting from operations		$ (22,617,321)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,930,657	$ 5,151,642
Net realized gain (loss)	(16,945,112)	39,541,706
Change in net unrealized appreciation (depreciation)	(8,602,866)	(11,263,482)
Net increase (decrease) in net assets resulting from operations	(22,617,321)	33,429,866
Distributions to shareholders from net investment income	(6,210,896)	(4,255,614)
Distributions to shareholders from net realized gain	-	(151,971)
Total distributions	(6,210,896)	(4,407,585)
Share transactions Proceeds from sales of shares	33,234,864	201,830,415
Reinvestment of distributions	6,061,422	4,272,411
Cost of shares redeemed	(102,749,136)	(126,991,551)
Net increase (decrease) in net assets resulting from share transactions	(63,452,850)	79,111,275
Total increase (decrease) in net assets	(92,281,067)	108,133,556

Net Assets
Beginning of period	433,046,693	324,913,137
End of period (including undistributed net investment income of $14,544 and undistributed net investment income of $3,294,783, respectively)	$ 340,765,626	$ 433,046,693
Other Information Shares
Sold	3,429,700	18,133,138
Issued in reinvestment of distributions	639,450	426,327
Redeemed	(10,545,923)	(11,763,946)
Net increase (decrease)	(6,476,773)	6,795,519

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 9.82	$ 8.95	$ 12.15	$ 15.46	$ 13.95
Income from Investment Operations
Net investment income (loss) D	.08	.14	.10	.16	.21	.19
Net realized and unrealized gain (loss)	(.58)	1.04	.90	(3.17)	(2.68)	2.05
Total from investment operations	(.50)	1.18	1.00	(3.01)	(2.47)	2.24
Distributions from net investment income	(.16)	(.14)	(.13)	(.18)	(.16)	(.13)
Distributions from net realized gain	-	(.01)	-	(.01)	(.68)	(.60)
Total distributions	(.16)	(.14) H	(.13)	(.19)	(.84)	(.73)
Net asset value, end of period	$ 10.20	$ 10.86	$ 9.82	$ 8.95	$ 12.15	$ 15.46
Total Return B, C	(4.52)%	12.14%	11.20%	(24.89)%	(16.86)%	16.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.75%	.87%	.77%	.92%	.87%
Expenses net of fee waivers, if any	.80% A	.75%	.87%	.77%	.92%	.87%
Expenses net of all reductions	.79% A	.74%	.86%	.77%	.91%	.87%
Net investment income (loss)	1.57% A	1.31%	1.05%	1.87%	1.46%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 340,766	$ 433,047	$ 324,913	$ 332,765	$ 517,730	$ 731,351
Portfolio turnover rate F	101% A	141%	59%	69%	61%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,524,692
Gross unrealized depreciation	(62,590,593)
Net unrealized appreciation (depreciation) on securities and other investments	$ (44,065,901)

Tax cost	$ 403,634,123
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (76,906,749)
2018	(55,500,128)
Total capital loss carryforward	$ (132,406,877)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $185,168,719 and $261,373,232, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .30% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12,945 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,009,000.32%		$ 245

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $545 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $136,947. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,627 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

BCV-USAN-0312
1.789732.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Dividend Growth

Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Dividend Growth	.97%
Actual		$ 1,000.00	$ 969.30	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.26	$ 4.93
Class K	.80%
Actual		$ 1,000.00	$ 970.10	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.9	3.1
Wells Fargo & Co.	1.6	1.5
Citigroup, Inc.	1.5	1.4
General Electric Co.	1.4	1.3
Procter & Gamble Co.	1.4	1.1
JPMorgan Chase & Co.	1.2	1.4
The Coca-Cola Co.	1.2	1.4
Philip Morris International, Inc.	0.9	1.1
Oracle Corp.	0.9	1.0
CVS Caremark Corp.	0.9	0.7
	14.9
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	16.4
Industrials	13.7	14.5
Financials	13.7	14.0
Energy	13.0	13.7
Consumer Discretionary	11.9	11.0
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Stocks and Investment Companies 98.8%		Stocks and Investment Companies 99.0%
	Convertible Securities 0.8%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	22.6%	** Foreign investments	20.8%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.8%
Autoliv, Inc.	193,858	$ 12,231
Modine Manufacturing Co. (a)	828,607	9,065
Nokian Tyres PLC	259,708	9,277
Stoneridge, Inc. (a)	522,355	4,894
Tenneco, Inc. (a)	518,812	16,654
TRW Automotive Holdings Corp. (a)	250,187	9,387
		61,508
Automobiles - 0.2%
Honda Motor Co. Ltd.	138,600	4,783
Winnebago Industries, Inc. (a)(d)(e)	1,574,636	14,392
		19,175
Distributors - 0.1%
Silver Base Group Holdings Ltd.	8,201,000	6,652
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	839,000	11,285
DeVry, Inc.	220,885	8,341
Service Corp. International	704,240	7,817
Stewart Enterprises, Inc. Class A	1,437,524	8,841
Weight Watchers International, Inc.	142,600	10,856
		47,140
Hotels, Restaurants & Leisure - 2.0%
Accor SA	351,961	10,694
Bravo Brio Restaurant Group, Inc. (a)	320,815	6,176
Brinker International, Inc.	1,016,263	26,270
Club Mediterranee SA (a)	594,847	11,900
Darden Restaurants, Inc.	91,990	4,220
Denny's Corp. (a)	3,348,641	14,366
DineEquity, Inc. (a)	324,815	15,435
Dunkin' Brands Group, Inc. (a)	94,700	2,618
O'Charleys, Inc. (a)(e)	1,468,092	9,528
Sands China Ltd.	2,820,000	9,545
Spur Corp. Ltd.	1,972,550	3,898
Starbucks Corp.	327,577	15,701
Texas Roadhouse, Inc. Class A	632,098	9,583
WMS Industries, Inc. (a)	737,051	16,134
Wyndham Worldwide Corp.	33,124	1,317
		157,385
Household Durables - 0.5%
Lennar Corp. Class A	100,200	2,153
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	690,467	$ 12,753
PulteGroup, Inc. (a)	887,107	6,609
Standard Pacific Corp. (a)	3,173,586	11,552
Techtronic Industries Co. Ltd.	7,023,500	7,807
		40,874
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	165,545	32,189
Liberty Media Corp. Interactive Series A (a)	519,224	8,889
		41,078
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	463,373	16,176
Summer Infant, Inc. (a)	442,574	2,372
		18,548
Media - 2.2%
Aegis Group PLC	1,982,800	4,931
Antena 3 de Television SA (d)	1,359,739	8,572
Comcast Corp. Class A	1,741,770	46,314
DISH Network Corp. Class A	452,836	12,643
Lions Gate Entertainment Corp. (a)	415,000	4,183
MDC Partners, Inc. Class A (sub. vtg.)	950,939	12,438
Mood Media Corp. (a)	991,500	2,848
Mood Media Corp. (h)	2,002,900	5,753
The Walt Disney Co.	1,302,725	50,676
Time Warner, Inc.	777,229	28,804
		177,162
Multiline Retail - 0.8%
Dollar General Corp. (a)	92,300	3,933
Maoye International Holdings Ltd. (a)	2,186,000	530
Marisa Lojas SA	758,500	8,682
PPR SA	79,700	12,541
Target Corp.	732,221	37,204
		62,890
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	392,200	30,058
American Eagle Outfitters, Inc.	676,063	9,526
Ascena Retail Group, Inc. (a)	184,877	6,539
Best Buy Co., Inc.	534,542	12,802
Big 5 Sporting Goods Corp.	416,900	3,310
Carphone Warehouse Group PLC	873,249	2,285
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Casual Male Retail Group, Inc. (a)	1,142,998	$ 3,612
Charming Shoppes, Inc. (a)	301,159	1,494
Citi Trends, Inc. (a)	299,600	2,702
Collective Brands, Inc. (a)	686,990	11,445
Destination Maternity Corp.	189,434	3,162
Express, Inc. (a)	621,463	13,448
Fast Retailing Co. Ltd.	32,700	6,499
Foot Locker, Inc.	477,925	12,541
Foschini Ltd.	552,108	7,672
GameStop Corp. Class A (a)	125,778	2,938
GOME Electrical Appliances Holdings Ltd.	4,462,000	1,064
Guess?, Inc.	267,109	8,013
Hengdeli Holdings Ltd.	16,186,000	6,220
Home Depot, Inc.	126,668	5,623
Limited Brands, Inc.	190,662	7,981
Lowe's Companies, Inc.	1,624,912	43,596
Lumber Liquidators Holdings, Inc. (a)	369,319	7,889
MarineMax, Inc. (a)	710,968	5,844
OfficeMax, Inc. (a)	1,301,322	7,196
rue21, Inc. (a)(d)	279,534	6,768
SuperGroup PLC (a)(d)	1,536,287	15,738
		245,965
Textiles, Apparel & Luxury Goods - 0.7%
Bosideng International Holdings Ltd.	19,954,000	5,738
Deckers Outdoor Corp. (a)	113,800	9,201
G-III Apparel Group Ltd. (a)	595,931	13,605
Peak Sport Products Co. Ltd.	448,000	98
PVH Corp.	276,356	21,332
VF Corp.	61,664	8,108
		58,082
TOTAL CONSUMER DISCRETIONARY		936,459
CONSUMER STAPLES - 7.9%
Beverages - 1.8%
Carlsberg A/S Series B	247,500	18,795
Dr Pepper Snapple Group, Inc.	440,760	17,110
Grupo Modelo SAB de CV Series C	2,408,800	14,928
The Coca-Cola Co.	1,431,616	96,677
		147,510
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	1,674,438	$ 69,908
Drogasil SA	912,813	7,575
Eurocash SA	637,795	5,928
The Pantry, Inc. (a)	495,279	5,963
Walgreen Co.	589,111	19,653
		109,027
Food Products - 1.4%
Biostime International Holdings Ltd.	1,273,500	2,411
Calavo Growers, Inc.	167,853	4,566
Calbee, Inc.	52,300	2,552
Danone	208,600	12,874
Flowers Foods, Inc.	183,966	3,560
Green Mountain Coffee Roasters, Inc. (a)	276,700	14,759
Kraft Foods, Inc. Class A	1,197,297	45,856
Orion Corp.	2,040	1,242
Sara Lee Corp.	766,446	14,677
Shenguan Holdings Group Ltd.	15,782,000	8,974
		111,471
Household Products - 1.7%
Procter & Gamble Co.	1,712,091	107,930
Spectrum Brands Holdings, Inc. (a)	376,959	10,913
Unicharm Corp.	280,400	14,732
		133,575
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	69,150	4,006
Hengan International Group Co. Ltd.	755,000	6,751
		10,757
Tobacco - 1.5%
British American Tobacco PLC (United Kingdom)	276,900	12,752
Imperial Tobacco Group PLC	346,608	12,400
Japan Tobacco, Inc.	4,028	19,815
Philip Morris International, Inc.	958,931	71,699
Swedish Match Co.	70,000	2,438
		119,104
TOTAL CONSUMER STAPLES		631,444
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 13.0%
Energy Equipment & Services - 4.8%
Aker Solutions ASA	1,479,071	$ 18,137
Baker Hughes, Inc.	642,010	31,542
BW Offshore Ltd.	2,119,272	3,200
Cal Dive International, Inc. (a)	1,572,883	4,734
Cameron International Corp. (a)	378,311	20,126
Cathedral Energy Services Ltd.	1,287,000	9,177
Ensco International Ltd. ADR	144,200	7,591
Essential Energy Services Ltd. (a)	4,438,900	9,075
Exterran Holdings, Inc. (a)	92,000	854
Halliburton Co.	839,564	30,879
Hornbeck Offshore Services, Inc. (a)(d)	564,550	18,455
ION Geophysical Corp. (a)	2,005,278	14,899
McDermott International, Inc. (a)	888,984	10,810
Nabors Industries Ltd. (a)	55,200	1,028
National Oilwell Varco, Inc.	832,123	61,560
Noble Corp.	312,208	10,877
Saipem SpA	328,341	15,366
Schlumberger Ltd.	898,512	67,541
TETRA Technologies, Inc. (a)	574,784	5,368
Transocean Ltd. (United States)	370,570	17,528
Trinidad Drilling Ltd.	228,100	1,526
Tuscany International Drilling, Inc. (a)	846,400	591
Unit Corp. (a)	168,478	7,624
Vantage Drilling Co. (a)	5,614,516	6,962
Xtreme Coil Drilling Corp. (a)	1,727,100	5,529
		380,979
Oil, Gas & Consumable Fuels - 8.2%
Alpha Natural Resources, Inc. (a)	437,439	8,801
Americas Petrogas, Inc. (a)	2,343,600	8,531
Americas Petrogas, Inc. (f)	2,250,000	8,190
Amyris, Inc. (a)	514,800	4,618
Anadarko Petroleum Corp.	416,209	33,596
Apache Corp.	215,121	21,271
Bonavista Energy Corp.	14,800	334
Bonavista Energy Corp. (f)	152,100	3,434
BPZ Energy, Inc. (a)(d)	2,290,627	7,467
C&C Energia Ltd. (a)	118,600	1,025
Cabot Oil & Gas Corp.	118,400	3,777
Chevron Corp.	605,824	62,448
Concho Resources, Inc. (a)	100	11
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Crown Point Ventures Ltd. (a)(e)	942,800	$ 1,138
Crown Point Ventures Ltd. (e)(f)	4,157,416	5,017
CVR Energy, Inc. (a)	1,095,516	27,322
Denbury Resources, Inc. (a)	574,421	10,834
Double Eagle Petroleum Co. (a)(e)	950,503	6,302
EOG Resources, Inc.	127,245	13,506
EV Energy Partners LP	138,790	9,260
EXCO Resources, Inc.	246,783	1,940
Gran Tierra Energy, Inc. (Canada) (a)	687,100	3,919
Gulfport Energy Corp. (a)	360,796	11,859
HollyFrontier Corp.	999,984	29,340
Inergy Midstream LP	363,100	7,400
InterOil Corp. (a)(d)	308,755	20,717
Kodiak Oil & Gas Corp. (a)(d)	398,300	3,613
Kosmos Energy Ltd.	448,667	5,635
Marathon Oil Corp.	523,498	16,433
Marathon Petroleum Corp.	542,188	20,722
Nexen, Inc.	436,600	7,824
Niko Resources Ltd.	163,400	7,983
Northern Oil & Gas, Inc. (a)(d)	1,529,451	38,236
Occidental Petroleum Corp.	590,037	58,868
OGX Petroleo e Gas Participacoes SA (a)	549,500	5,205
Painted Pony Petroleum Ltd. (a)(f)	178,000	1,484
Painted Pony Petroleum Ltd. Class A (a)	220,200	1,836
Paladin Energy Ltd. (Australia) (a)	6,505,358	12,707
Pan Orient Energy Corp. (a)	858,900	2,938
Pioneer Natural Resources Co.	7,700	765
Resolute Energy Corp. (a)(d)	1,180,774	13,284
Royal Dutch Shell PLC Class A sponsored ADR	168,998	12,060
SM Energy Co.	103,000	7,476
Southwestern Energy Co. (a)	255,082	7,943
Suncor Energy, Inc.	248,400	8,556
TAG Oil Ltd. (a)	1,121,600	9,172
Talisman Energy, Inc.	335,000	4,002
Targa Resources Corp.	146,600	6,075
Tesoro Corp. (a)	789,016	19,749
Valero Energy Corp.	889,142	21,331
Voyager Oil & Gas, Inc. (a)(d)(e)	3,286,844	8,677
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)(e)	1,198,388	1,128
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	505,834	$ 25,337
Williams Companies, Inc.	603,212	17,385
		658,481
TOTAL ENERGY		1,039,460
FINANCIALS - 13.4%
Capital Markets - 2.2%
American Capital Ltd. (a)	358,580	2,948
Ashmore Group PLC	1,274,700	7,461
BlackRock, Inc. Class A	66,632	12,127
Goldman Sachs Group, Inc.	248,677	27,720
GP Investments Ltd. (depositary receipt) (a)	3,455,779	7,951
ICAP PLC	1,293,400	6,849
ICG Group, Inc. (a)	512,336	4,596
Invesco Ltd.	625,487	14,117
Knight Capital Group, Inc. Class A (a)	1,126,297	14,631
Morgan Stanley	2,111,424	39,378
State Street Corp.	522,473	20,470
TD Ameritrade Holding Corp.	474,677	7,647
UBS AG (NY Shares) (a)	883,500	12,007
		177,902
Commercial Banks - 3.1%
Banco Pine SA	1,016,700	7,652
Bank of Ireland (a)	156,819,609	23,419
CapitalSource, Inc.	2,717,649	18,779
CIT Group, Inc. (a)	524,508	20,005
Comerica, Inc.	148,300	4,103
Commercial Bank of Qatar GDR (Reg. S)	933,275	4,244
Guaranty Trust Bank PLC GDR (Reg. S)	752,992	3,539
Huntington Bancshares, Inc.	624,859	3,568
Itau Unibanco Banco Multiplo SA sponsored ADR	263,100	5,251
KeyCorp	890,100	6,916
Regions Financial Corp.	2,849,437	14,874
SunTrust Banks, Inc.	476,857	9,809
Wells Fargo & Co.	4,286,391	125,205
		247,364
Consumer Finance - 0.8%
Capital One Financial Corp.	541,030	24,752
Discover Financial Services	751,674	20,430
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
International Personal Finance PLC	3,010,900	$ 9,030
SLM Corp.	710,432	10,621
		64,833
Diversified Financial Services - 3.2%
Citigroup, Inc.	3,826,623	117,554
CME Group, Inc.	60,227	14,425
JPMorgan Chase & Co.	2,610,854	97,385
PICO Holdings, Inc. (a)(e)	1,161,766	25,640
		255,004
Insurance - 1.8%
AEGON NV (a)	1,735,227	8,429
AFLAC, Inc.	427,298	20,609
Allied World Assurance Co. Holdings Ltd.	117,500	7,230
Assured Guaranty Ltd.	1,932,814	29,978
Berkshire Hathaway, Inc. Class B (a)	102,652	8,045
Genworth Financial, Inc. Class A (a)	1,581,515	12,193
Hartford Financial Services Group, Inc.	330,700	5,794
MetLife, Inc.	1,015,017	35,861
Prudential Financial, Inc.	292,816	16,761
		144,900
Real Estate Investment Trusts - 1.7%
American Tower Corp.	227,613	14,456
Beni Stabili SpA SIIQ	10,284,000	5,093
Campus Crest Communities, Inc.	312,003	3,335
CBL & Associates Properties, Inc.	1,408,840	24,472
Douglas Emmett, Inc.	522,959	10,935
Education Realty Trust, Inc.	933,600	9,990
Excel Trust, Inc.	125,100	1,589
Franklin Street Properties Corp.	554,900	5,654
Klepierre SA	121,500	3,648
Pennsylvania Real Estate Investment Trust (SBI)	359,843	4,419
Prologis, Inc.	716,386	22,717
SL Green Realty Corp.	226,170	16,630
Weyerhaeuser Co.	711,067	14,236
		137,174
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	1,720,126	33,198
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)	486,182	$ 6,384
Iguatemi Empresa de Shopping Centers SA	357,900	7,622
		47,204
TOTAL FINANCIALS		1,074,381
HEALTH CARE - 10.8%
Biotechnology - 3.6%
Acorda Therapeutics, Inc. (a)	193,500	4,940
Alexion Pharmaceuticals, Inc. (a)	198,400	15,229
Alnylam Pharmaceuticals, Inc. (a)	471,100	5,446
Amgen, Inc.	576,109	39,124
Amylin Pharmaceuticals, Inc. (a)	547,570	7,792
Ardea Biosciences, Inc. (a)	689,232	12,537
ARIAD Pharmaceuticals, Inc. (a)	2,205,230	32,527
ArQule, Inc. (a)	1,185,472	9,365
AVEO Pharmaceuticals, Inc. (a)(d)	1,054,509	13,898
Biogen Idec, Inc. (a)	156,622	18,469
Dynavax Technologies Corp. (a)	3,309,870	11,518
Gentium SpA sponsored ADR (a)	18,994	147
Gilead Sciences, Inc. (a)	319,654	15,612
Horizon Pharma, Inc.	410,700	1,630
Human Genome Sciences, Inc. (a)	589,750	5,803
Infinity Pharmaceuticals, Inc. (a)	138,119	840
Inhibitex, Inc. (a)	486,000	12,408
InterMune, Inc. (a)	258,049	3,871
Isis Pharmaceuticals, Inc. (a)	318,000	2,595
NPS Pharmaceuticals, Inc. (a)	506,635	3,891
PDL BioPharma, Inc. (d)	926,800	5,922
SIGA Technologies, Inc. (a)(d)	1,528,074	5,058
Synageva BioPharma Corp. (a)	105,486	3,748
Theravance, Inc. (a)	1,066,961	18,928
Thrombogenics NV (a)(d)	359,197	8,339
United Therapeutics Corp. (a)	206,482	10,155
Vertex Pharmaceuticals, Inc. (a)	169,882	6,277
ZIOPHARM Oncology, Inc. (a)(d)	2,189,550	11,627
		287,696
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	431,853	23,959
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	1,706,500	$ 10,171
Conceptus, Inc. (a)	559,901	6,932
Covidien PLC	553,984	28,530
DENTSPLY International, Inc.	214,854	8,109
Genmark Diagnostics, Inc. (a)	492,600	2,266
GN Store Nordic A/S	770,674	7,817
Hologic, Inc. (a)	40,500	826
Integra LifeSciences Holdings Corp. (a)	418,936	12,367
Nakanishi, Inc.	24,500	2,407
Natus Medical, Inc. (a)	90,922	1,028
Opto Circuits India Ltd.	874,884	4,195
Orthofix International NV (a)	396,188	15,907
Sirona Dental Systems, Inc. (a)	264,922	12,809
		137,323
Health Care Providers & Services - 3.1%
Apollo Hospitals Enterprise Ltd.	317,153	3,844
Brookdale Senior Living, Inc. (a)	2,247,700	39,560
Catalyst Health Solutions, Inc. (a)	284,690	15,590
CIGNA Corp.	628,981	28,197
DaVita, Inc. (a)	163,098	13,343
Emeritus Corp. (a)	549,933	9,602
Express Scripts, Inc. (a)	793,100	40,575
McKesson Corp.	285,092	23,298
Medco Health Solutions, Inc. (a)	428,687	26,587
Omnicare, Inc.	33,000	1,083
Sunrise Senior Living, Inc. (a)	89,228	634
UnitedHealth Group, Inc.	250,827	12,990
Universal Health Services, Inc. Class B	300,987	12,428
WellPoint, Inc.	366,059	23,545
		251,276
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	637,668	27,082
Charles River Laboratories International, Inc. (a)	88,233	2,980
Covance, Inc. (a)	22,061	966
Thermo Fisher Scientific, Inc. (a)	259,217	13,713
		44,741
Pharmaceuticals - 1.8%
AVANIR Pharmaceuticals Class A (a)(d)	991,631	2,915
Cadence Pharmaceuticals, Inc. (a)(d)	3,962,620	16,524
Cardiome Pharma Corp. (a)	658,200	1,560
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Columbia Laboratories, Inc. (a)	729,700	$ 614
Elan Corp. PLC sponsored ADR (a)	465,800	6,340
Jazz Pharmaceuticals PLC (a)	161,600	7,514
Merck & Co., Inc.	844,399	32,307
Novo Nordisk A/S Series B	161,337	19,171
Sanofi-aventis	198,685	14,730
Teva Pharmaceutical Industries Ltd. sponsored ADR	304,019	13,720
Valeant Pharmaceuticals International, Inc. (Canada) (a)	512,800	24,833
Watson Pharmaceuticals, Inc. (a)	83,592	4,901
		145,129
TOTAL HEALTH CARE		866,165
INDUSTRIALS - 13.7%
Aerospace & Defense - 3.0%
DigitalGlobe, Inc. (a)	638,974	10,026
Esterline Technologies Corp. (a)	142,921	8,740
GeoEye, Inc. (a)(e)	1,267,184	27,764
Honeywell International, Inc.	475,230	27,582
Meggitt PLC	3,253,841	18,615
Precision Castparts Corp.	121,005	19,806
Raytheon Co.	419,426	20,128
Rockwell Collins, Inc.	133,499	7,728
Safran SA	126,700	3,947
Textron, Inc.	1,307,878	33,325
Ultra Electronics Holdings PLC	208,389	5,031
United Technologies Corp.	694,196	54,390
		237,082
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	114,900	8,692
Airlines - 0.2%
Copa Holdings SA Class A	235,702	16,061
Building Products - 0.6%
Armstrong World Industries, Inc. (a)	361,940	16,903
Lennox International, Inc.	126,886	4,593
Owens Corning (a)	886,007	29,903
		51,399
Commercial Services & Supplies - 0.8%
Knoll, Inc.	518,888	8,281
Multiplus SA	500,900	8,807
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Pitney Bowes, Inc. (d)	56,862	$ 1,079
Quad/Graphics, Inc. (d)	25,900	304
Republic Services, Inc.	630,647	18,465
Steelcase, Inc. Class A	1,302,163	11,342
Swisher Hygiene, Inc.	2,081,064	7,305
Swisher Hygiene, Inc. (Canada) (a)	1,396,762	4,903
		60,486
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)	318,351	7,287
Fluor Corp.	343,807	19,336
Foster Wheeler AG (a)	1,270,595	28,538
Great Lakes Dredge & Dock Corp.	583,173	3,732
Jacobs Engineering Group, Inc. (a)	112,216	5,023
Shaw Group, Inc. (a)	1,141,255	30,974
		94,890
Electrical Equipment - 1.7%
Alstom SA	303,472	11,566
AMETEK, Inc.	245,232	11,526
Cooper Industries PLC Class A	152,612	9,022
Emerson Electric Co.	585,605	30,088
Fushi Copperweld, Inc. (a)	530,888	4,412
GrafTech International Ltd. (a)	1,181,463	19,400
Hubbell, Inc. Class B	79,022	5,686
Prysmian SpA	805,400	12,093
Regal-Beloit Corp.	378,868	21,508
Roper Industries, Inc.	81,439	7,606
Zumtobel AG	220,330	4,004
		136,911
Industrial Conglomerates - 1.9%
Carlisle Companies, Inc.	203,975	9,736
Cookson Group PLC	957,853	8,710
General Electric Co.	5,789,386	108,319
Koninklijke Philips Electronics NV	520,100	10,534
Reunert Ltd.	76,100	634
Rheinmetall AG	185,700	9,957
Siemens AG sponsored ADR	44,050	4,153
		152,043
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.2%
Actuant Corp. Class A	559,902	$ 14,194
Colfax Corp. (a)	70,742	2,148
Cummins, Inc.	177,484	18,458
Dover Corp.	170,648	10,821
Fiat Industrial SpA (a)	1,893,967	18,554
Haitian International Holdings Ltd.	2,160,000	2,264
Illinois Tool Works, Inc.	146,900	7,790
Ingersoll-Rand PLC	1,237,225	43,229
Jain Irrigation Systems Ltd.	481,396	927
Manitowoc Co., Inc.	407,687	5,479
Navistar International Corp. (a)	681,015	29,481
Pall Corp.	153,113	9,138
Stanley Black & Decker, Inc.	245,539	17,232
		179,715
Professional Services - 0.3%
Michael Page International PLC	424,579	2,604
Robert Half International, Inc.	445,315	12,331
SR Teleperformance SA	452,688	11,342
		26,277
Road & Rail - 1.1%
Con-way, Inc.	484,681	15,384
Saia, Inc. (a)(e)	804,075	12,109
Tegma Gestao Logistica	114,400	1,734
Union Pacific Corp.	477,266	54,556
Universal Truckload Services, Inc.	400,734	7,125
		90,908
Trading Companies & Distributors - 0.6%
Barloworld Ltd.	534,800	5,989
Beacon Roofing Supply, Inc. (a)	473,400	10,822
Houston Wire & Cable Co.	102,822	1,467
Mills Estruturas e Servicos de Engenharia SA	290,000	3,598
Rush Enterprises, Inc. Class A (a)	433,350	9,971
Watsco, Inc.	192,380	13,268
		45,115
TOTAL INDUSTRIALS		1,099,579
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc. (a)	3,099,604	$ 17,389
Calix Networks, Inc. (a)	1,937,656	14,668
Cisco Systems, Inc.	3,419,427	67,123
Comverse Technology, Inc. (a)	4,840,500	30,495
Juniper Networks, Inc. (a)	360,303	7,541
Polycom, Inc. (a)	699,318	13,951
QUALCOMM, Inc.	325,135	19,124
ViaSat, Inc. (a)	319,310	15,180
		185,471
Computers & Peripherals - 4.4%
Apple, Inc. (a)	682,776	311,680
Hewlett-Packard Co.	1,371,953	38,387
		350,067
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	448,667	18,525
Avnet, Inc. (a)	798,888	27,857
Corning, Inc.	2,256,466	29,041
Jabil Circuit, Inc.	321,452	7,284
Molex, Inc. (d)	560,880	14,830
TE Connectivity Ltd.	540,556	18,433
Vishay Intertechnology, Inc. (a)	73,498	903
		116,873
Internet Software & Services - 0.5%
DeNA Co. Ltd.	82,100	2,078
eAccess Ltd. (d)	17,285	3,932
eBay, Inc. (a)	436,273	13,786
Facebook, Inc. Class B (h)	488,526	12,213
Yahoo!, Inc. (a)	514,500	7,959
		39,968
IT Services - 1.9%
Acxiom Corp. (a)	235,612	3,233
Alliance Data Systems Corp. (a)(d)	154,887	17,161
Amdocs Ltd. (a)	216,954	6,387
Cognizant Technology Solutions Corp. Class A (a)	314,980	22,600
Fidelity National Information Services, Inc.	566,135	16,169
Fiserv, Inc. (a)	153,381	9,646
Heartland Payment Systems, Inc.	377,900	9,070
MasterCard, Inc. Class A	115,410	41,036
ServiceSource International, Inc.	220,325	3,728
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp. (a)	995,393	$ 20,873
Virtusa Corp. (a)	321,942	5,148
		155,051
Office Electronics - 0.3%
Xerox Corp.	3,055,481	23,680
Semiconductors & Semiconductor Equipment - 5.0%
Analog Devices, Inc.	490,840	19,207
Applied Micro Circuits Corp. (a)	364,735	2,856
ASML Holding NV	1,108,806	47,668
Avago Technologies Ltd.	444,589	15,089
Cree, Inc. (a)	183,645	4,670
Cymer, Inc. (a)	942,660	46,935
Entropic Communications, Inc. (a)(d)	2,063,559	12,051
Fairchild Semiconductor International, Inc. (a)	354,172	4,951
Freescale Semiconductor Holdings I Ltd.	1,661,479	26,534
Himax Technologies, Inc. sponsored ADR	776,463	1,079
Intersil Corp. Class A	1,210,620	13,632
KLA-Tencor Corp.	136,658	6,987
LTX-Credence Corp. (a)(e)	3,245,937	21,650
Marvell Technology Group Ltd. (a)	2,890,672	44,892
Maxim Integrated Products, Inc.	697,451	18,720
Micron Technology, Inc. (a)	2,915,522	22,129
Novellus Systems, Inc. (a)	91,800	4,328
NVIDIA Corp. (a)	704,996	10,413
NXP Semiconductors NV (a)	991,842	21,057
ON Semiconductor Corp. (a)	2,506,894	21,810
RF Micro Devices, Inc. (a)	3,699,857	18,462
Skyworks Solutions, Inc. (a)	668,470	14,426
Spansion, Inc. Class A (a)	489,130	4,906
		404,452
Software - 2.5%
Autodesk, Inc. (a)	175,400	6,314
Citrix Systems, Inc. (a)	499,213	32,554
Informatica Corp. (a)	134,339	5,683
JDA Software Group, Inc. (a)	381,623	11,246
Micro Focus International PLC	1,452,526	9,676
Microsoft Corp.	1,722,472	50,865
Oracle Corp.	2,508,728	70,746
Royalblue Group PLC	220,308	5,760
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	51,431	$ 1,501
Take-Two Interactive Software, Inc. (a)	331,800	5,176
		199,521
TOTAL INFORMATION TECHNOLOGY		1,475,083
MATERIALS - 6.1%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	50,749	4,467
Ashland, Inc.	205,660	12,969
CF Industries Holdings, Inc.	37,289	6,614
Clariant AG (Reg.) (a)	2,677,020	32,523
Ecolab, Inc.	202,833	12,259
Ferro Corp. (a)	718,050	4,854
Huabao International Holdings Ltd.	7,708,461	5,238
Israel Chemicals Ltd.	442,300	4,631
Kraton Performance Polymers, Inc. (a)	311,523	8,860
Lanxess AG	85,351	5,559
LyondellBasell Industries NV Class A	485,757	20,936
Rentech Nitrogen Partners LP	148,300	3,392
Spartech Corp. (a)	1,485,153	7,975
The Mosaic Co.	378,802	21,202
W.R. Grace & Co. (a)	974,376	52,168
Yara International ASA	206,300	8,301
		211,948
Construction Materials - 0.2%
Cemex SA de CV sponsored ADR	312,148	2,126
HeidelbergCement Finance AG	236,344	11,615
		13,741
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	226,386	14,004
Sealed Air Corp.	165,300	3,294
Youyuan International Holdings Ltd. (a)	6,944,000	1,728
		19,026
Metals & Mining - 3.0%
Anglo American PLC (United Kingdom)	206,400	8,536
AngloGold Ashanti Ltd. sponsored ADR	153,800	7,044
Avion Gold Corp. (a)	3,113,900	4,751
Avion Gold Corp. (f)	289,800	442
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Commercial Metals Co.	1,376,244	$ 19,735
Copper Mountain Mining Corp. (a)	301,100	1,567
Eldorado Gold Corp.	604,478	9,157
First Quantum Minerals Ltd.	334,140	7,318
Freeport-McMoRan Copper & Gold, Inc.	631,295	29,172
Goldcorp, Inc.	651,300	31,501
Ivanhoe Mines Ltd. (a)	1,785,565	28,793
Kinross Gold Corp.	748,045	8,452
Mirabela Nickel Ltd. (a)	2,125,753	2,076
Newcrest Mining Ltd.	624,525	22,356
Pan American Silver Corp.	199,700	4,569
Randgold Resources Ltd. sponsored ADR	295,123	33,765
Reliance Steel & Aluminum Co.	77,133	4,103
Silver Wheaton Corp.	155,300	5,540
Ternium SA sponsored ADR (d)	78,295	1,775
Yamana Gold, Inc.	613,100	10,608
		241,260
TOTAL MATERIALS		485,975
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	420,866	15,585
China Telecom Corp. Ltd. (H Shares)	6,428,000	3,606
China Unicom Ltd.	4,564,000	8,400
Koninklijke KPN NV	672,179	7,367
		34,958
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	354,000	7,119
SBA Communications Corp. Class A (a)	339,110	15,504
TIM Participacoes SA	1,943,220	10,788
Turkcell Iletisim Hizmet A/S	1,553,000	7,990
		41,401
TOTAL TELECOMMUNICATION SERVICES		76,359
UTILITIES - 2.4%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	50,995	2,017
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (d)	459,600	$ 6,729
Ceske Energeticke Zavody A/S	90,000	3,633
Edison International	586,515	24,071
El Paso Electric Co.	221,777	7,718
Fortum Corp.	111,986	2,461
NextEra Energy, Inc.	352,756	21,112
NV Energy, Inc.	433,128	7,017
PPL Corp.	255,592	7,103
		81,861
Gas Utilities - 0.2%
Aygaz A/S	74,860	379
China Gas Holdings Ltd.	10,152,000	4,726
ONEOK, Inc.	132,933	11,055
		16,160
Independent Power Producers & Energy Traders - 0.8%
The AES Corp. (a)	4,856,156	61,965
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	540,185	9,977
CMS Energy Corp.	127,240	2,778
National Grid PLC	1,189,518	11,846
Sempra Energy	177,822	10,118
		34,719
TOTAL UTILITIES		194,705
TOTAL COMMON STOCKS (Cost $7,166,162)		7,879,610
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	143,900	13,334
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	92,200	5,958
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	171,200	$ 9,279
TOTAL CONVERTIBLE PREFERRED STOCKS		28,571
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	93,300	16,517
TOTAL PREFERRED STOCKS (Cost $40,397)		45,088
Investment Companies - 0.2%

Ares Capital Corp. (Cost $12,240)	963,580	15,273
Convertible Bonds - 0.4%
	Principal Amount (000s)
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (f)	$ 16,623	8,228
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (h)	4,085	4,085
MATERIALS - 0.3%
Metals & Mining - 0.3%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (g)(h)	20,255	20,255
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	3,730	2,327
TOTAL CONVERTIBLE BONDS (Cost $36,104)		34,895
Money Market Funds - 1.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	24,645,560	$ 24,646
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	131,128,986	131,129
TOTAL MONEY MARKET FUNDS (Cost $155,775)		155,775
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $7,410,678)		8,130,641
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(120,928)
NET ASSETS - 100%		$ 8,009,713
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,122,000 or 0.4% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,306,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 4,085
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,217
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11	$ 20,255
Mood Media Corp.	2/2/11	$ 4,054
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	2,787
Total	$ 2,807
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Cadence Pharmaceuticals, Inc.	$ 28,450	$ 4,838	$ 1,997	$ -	$ -
Crown Point Ventures Ltd.	1,096	417	119	-	1,138
Crown Point Ventures Ltd. (144A)	2,491	2,462	-	-	5,017
Double Eagle Petroleum Co.	10,542	643	634	-	6,302
GeoEye, Inc.	53,351	3,382	4,421	-	27,764
LTX-Credence Corp.	24,118	1,636	2,680	-	21,650
O'Charleys, Inc.	9,150	871	1,237	-	9,528
PICO Holdings, Inc.	32,970	3,231	4,356	-	25,640
Saia, Inc.	13,037	446	1,402	-	12,109
Spartech Corp.	9,331	-	744	-	-
Voyager Oil & Gas, Inc.	11,252	138	814	-	8,677
Voyager Oil & Gas, Inc. warrants 2/4/16	1,539	-	-	-	1,128
Winnebago Industries, Inc.	15,684	-	2,496	-	14,392
Total	$ 213,011	$ 18,064	$ 20,900	$ -	$ 133,345

* Includes the value of securities delivered through in-kind transactions.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 952,976	$ 948,193	$ 4,783	$ -
Consumer Staples	631,444	618,692	12,752	-
Energy	1,039,460	1,038,332	1,128	-
Financials	1,087,715	1,055,867	31,848	-
Health Care	866,165	832,264	33,901	-
Industrials	1,099,579	1,089,045	10,534	-
Information Technology	1,481,041	1,468,828	-	12,213
Materials	485,975	485,975	-	-
Telecommunication Services	76,359	56,363	19,996	-
Utilities	203,984	192,138	11,846	-
Investment Companies	15,273	15,273	-	-
Corporate Bonds	34,895	-	10,555	24,340
Money Market Funds	155,775	155,775	-	-
Total Investments in Securities:	$ 8,130,641	$ 7,956,745	$ 137,343	$ 36,553
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 18,002
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	20,255
Proceeds of Sales	(5,789)
Amortization/Accretion	-
Transfers in to Level 3	4,085
Transfers out of Level 3	-
Ending Balance	$ 36,553
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.4%
Canada	3.7%
United Kingdom	2.2%
Bermuda	1.9%
Ireland	1.6%
Switzerland	1.5%
Netherlands	1.5%
France	1.2%
Brazil	1.2%
Curacao	1.1%
Others (Individually Less Than 1%)	6.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $126,091) - See accompanying schedule: Unaffiliated issuers (cost $7,081,910)	$ 7,841,521
Fidelity Central Funds (cost $155,775)	155,775
Other affiliated issuers (cost $172,993)	133,345
Total Investments (cost $7,410,678)		$ 8,130,641
Cash		236
Foreign currency held at value (cost $7,887)		7,893
Receivable for investments sold		58,868
Receivable for fund shares sold		5,059
Dividends receivable		7,376
Interest receivable		1,126
Distributions receivable from Fidelity Central Funds		250
Prepaid expenses		24
Other receivables		338
Total assets		8,211,811

Liabilities
Payable for investments purchased	$ 53,428
Payable for fund shares redeemed	10,323
Accrued management fee	5,370
Other affiliated payables	1,498
Other payables and accrued expenses	350
Collateral on securities loaned, at value	131,129
Total liabilities		202,098

Net Assets		$ 8,009,713
Net Assets consist of:
Paid in capital		$ 7,237,686
Undistributed net investment income		9,399
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		42,652
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		719,976
Net Assets		$ 8,009,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Dividend Growth: Net Asset Value, offering price and redemption price per share ($7,097,083 ÷ 254,171 shares)	$ 27.92

Class K: Net Asset Value, offering price and redemption price per share ($912,630 ÷ 32,698 shares)	$ 27.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 64,829
Interest		1,516
Income from Fidelity Central Funds		2,807
Total income		69,152

Expenses
Management fee Basic fee	$ 23,887
Performance adjustment	7,271
Transfer agent fees	8,600
Accounting and security lending fees	630
Custodian fees and expenses	79
Independent trustees' compensation	30
Registration fees	82
Audit	52
Legal	29
Miscellaneous	43
Total expenses before reductions	40,703
Expense reductions	(121)	40,582
Net investment income (loss)		28,570
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,323)
Other affiliated issuers	(3,205)
Redemption in-kind with affiliated entities (including gain from Other affiliated issuers of $1,089)	188,389
Foreign currency transactions	(1,004)
Futures contracts	1,226
Total net realized gain (loss)		161,083
Change in net unrealized appreciation (depreciation) on: Investment securities	(554,941)
Assets and liabilities in foreign currencies	(61)
Total change in net unrealized appreciation (depreciation)		(555,002)
Net gain (loss)		(393,919)
Net increase (decrease) in net assets resulting from operations		$ (365,349)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,570	$ 43,819
Net realized gain (loss)	161,083	802,201
Change in net unrealized appreciation (depreciation)	(555,002)	997,707
Net increase (decrease) in net assets resulting from operations	(365,349)	1,843,727
Distributions to shareholders from net investment income	(42,120)	(51,737)
Distributions to shareholders from net realized gain	(5,141)	(26,364)
Total distributions	(47,261)	(78,101)
Share transactions - net increase (decrease)	(1,520,392)	91,677
Total increase (decrease) in net assets	(1,933,002)	1,857,303

Net Assets
Beginning of period	9,942,715	8,085,412
End of period (including undistributed net investment income of $9,399 and undistributed net investment income of $22,949, respectively)	$ 8,009,713	$ 9,942,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 28.96	$ 23.84	$ 20.25	$ 25.40	$ 32.73	$ 29.50
Income from Investment Operations
Net investment income (loss) D	.08	.12	.13 G	.24	.43	.52 H
Net realized and unrealized gain (loss)	(.98)	5.23	3.63	(4.01)	(5.08)	3.98
Total from investment operations	(.90)	5.35	3.76	(3.77)	(4.65)	4.50
Distributions from net investment income	(.12)	(.15)	(.12)	(.37)	(.45)	(.45)
Distributions from net realized gain	(.02)	(.08)	(.05)	(1.01)	(2.23)	(.82)
Total distributions	(.14)	(.23)	(.17)	(1.38) K	(2.68)	(1.27)
Net asset value, end of period	$ 27.92	$ 28.96	$ 23.84	$ 20.25	$ 25.40	$ 32.73
Total Return B, C	(3.07)%	22.57%	18.59%	(15.33)%	(15.45)%	15.62%
Ratios to Average Net Assets E, I
Expenses before reductions	.97% A	.93%	.93%	.62%	.64%	.61%
Expenses net of fee waivers, if any	.97% A	.93%	.93%	.62%	.64%	.61%
Expenses net of all reductions	.96% A	.93%	.92%	.62%	.63%	.60%
Net investment income (loss)	.66% A	.44%	.56% G	1.34%	1.47%	1.62% H
Supplemental Data
Net assets, end of period (in millions)	$ 7,097	$ 9,309	$ 7,730	$ 6,603	$ 9,502	$ 16,265
Portfolio turnover rate F	50% A, J	67%	85%	177%	52%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Total distributions of $1.38 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.98	$ 23.86	$ 20.26	$ 25.41	$ 27.72
Income from Investment Operations
Net investment income (loss) D	.11	.17	.18 G	.26	.10
Net realized and unrealized gain (loss)	(1.00)	5.22	3.63	(4.00)	(2.41)
Total from investment operations	(.89)	5.39	3.81	(3.74)	(2.31)
Distributions from net investment income	(.17)	(.20)	(.16)	(.41)	-
Distributions from net realized gain	(.02)	(.08)	(.05)	(1.01)	-
Total distributions	(.18) M	(.27) L	(.21)	(1.41) K	-
Net asset value, end of period	$ 27.91	$ 28.98	$ 23.86	$ 20.26	$ 25.41
Total Return B, C	(2.99)%	22.79%	18.86%	(15.16)%	(8.33)%
Ratios to Average Net Assets E, I
Expenses before reductions	.80% A	.78%	.72%	.40%	.47% A
Expenses net of fee waivers, if any	.80% A	.78%	.72%	.40%	.47% A
Expenses net of all reductions	.80% A	.77%	.71%	.39%	.47% A
Net investment income (loss)	.82% A	.60%	.76% G	1.57%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 912,630	$ 633,935	$ 355,463	$ 201,625	$ 92
Portfolio turnover rate F	50% A, J	67%	85%	177%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Total distributions of $1.41 per share is comprised of distributions from net investment income of $.407 and distributions from net realized gain of $1.005 per share.

L Total distributions of $.27 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.077 per share.

M Total distributions of $.18 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,261,766
Gross unrealized depreciation	(581,626)
Net unrealized appreciation (depreciation) on securities and other investments	$ 680,140

Tax cost	$ 7,450,501

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (41,875)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $1,226 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,134,679 and $2,938,229, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Dividend Growth	$ 8,417.21
Class K	183.05
	$ 8,600

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to three hundred twenty-five dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Borrower	$ 11,847.33%

Redemptions In-Kind. During the period, 26,569 shares of the Fund held by affiliated entities were redeemed for cash and securities, including accrued interest, with a value of $746,864. The net realized gain of $188,389 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 12: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Total security lending income during the period amounted to $2,787, including $80 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $121 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred forty-one dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Dividend Growth	$ 37,592	$ 48,547
Class K	4,528	3,190
Total	$ 42,120	$ 51,737
From net realized gain
Dividend Growth	$ 4,761	$ 25,105
Class K	380	1,259
Total	$ 5,141	$ 26,364

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Dividend Growth
Shares sold	17,462	76,617	$ 448,018	$ 2,092,410
Reinvestment of distributions	1,596	2,707	40,357	68,380
Shares redeemed	(86,338) A	(82,166)	(2,286,596) A	(2,266,445)
Net increase (decrease)	(67,280)	(2,842)	$ (1,798,221)	$ (105,655)
Class K
Shares sold	14,321	11,524	$ 368,714	$ 323,383
Reinvestment of distributions	194	175	4,908	4,449
Shares redeemed	(3,694)	(4,720)	(95,793)	(130,500)
Net increase (decrease)	10,821	6,979	$ 277,829	$ 197,332

A Amount includes in-kind redemptions (see Note 7: Redemptions in-kind).

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118 for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

DGF-USAN-0312
1.789283.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Dividend Growth

Fund -

Class K

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Dividend Growth	.97%
Actual		$ 1,000.00	$ 969.30	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.26	$ 4.93
Class K	.80%
Actual		$ 1,000.00	$ 970.10	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.9	3.1
Wells Fargo & Co.	1.6	1.5
Citigroup, Inc.	1.5	1.4
General Electric Co.	1.4	1.3
Procter & Gamble Co.	1.4	1.1
JPMorgan Chase & Co.	1.2	1.4
The Coca-Cola Co.	1.2	1.4
Philip Morris International, Inc.	0.9	1.1
Oracle Corp.	0.9	1.0
CVS Caremark Corp.	0.9	0.7
	14.9
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	16.4
Industrials	13.7	14.5
Financials	13.7	14.0
Energy	13.0	13.7
Consumer Discretionary	11.9	11.0
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Stocks and Investment Companies 98.8%		Stocks and Investment Companies 99.0%
	Convertible Securities 0.8%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	22.6%	** Foreign investments	20.8%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.8%
Autoliv, Inc.	193,858	$ 12,231
Modine Manufacturing Co. (a)	828,607	9,065
Nokian Tyres PLC	259,708	9,277
Stoneridge, Inc. (a)	522,355	4,894
Tenneco, Inc. (a)	518,812	16,654
TRW Automotive Holdings Corp. (a)	250,187	9,387
		61,508
Automobiles - 0.2%
Honda Motor Co. Ltd.	138,600	4,783
Winnebago Industries, Inc. (a)(d)(e)	1,574,636	14,392
		19,175
Distributors - 0.1%
Silver Base Group Holdings Ltd.	8,201,000	6,652
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	839,000	11,285
DeVry, Inc.	220,885	8,341
Service Corp. International	704,240	7,817
Stewart Enterprises, Inc. Class A	1,437,524	8,841
Weight Watchers International, Inc.	142,600	10,856
		47,140
Hotels, Restaurants & Leisure - 2.0%
Accor SA	351,961	10,694
Bravo Brio Restaurant Group, Inc. (a)	320,815	6,176
Brinker International, Inc.	1,016,263	26,270
Club Mediterranee SA (a)	594,847	11,900
Darden Restaurants, Inc.	91,990	4,220
Denny's Corp. (a)	3,348,641	14,366
DineEquity, Inc. (a)	324,815	15,435
Dunkin' Brands Group, Inc. (a)	94,700	2,618
O'Charleys, Inc. (a)(e)	1,468,092	9,528
Sands China Ltd.	2,820,000	9,545
Spur Corp. Ltd.	1,972,550	3,898
Starbucks Corp.	327,577	15,701
Texas Roadhouse, Inc. Class A	632,098	9,583
WMS Industries, Inc. (a)	737,051	16,134
Wyndham Worldwide Corp.	33,124	1,317
		157,385
Household Durables - 0.5%
Lennar Corp. Class A	100,200	2,153
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	690,467	$ 12,753
PulteGroup, Inc. (a)	887,107	6,609
Standard Pacific Corp. (a)	3,173,586	11,552
Techtronic Industries Co. Ltd.	7,023,500	7,807
		40,874
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	165,545	32,189
Liberty Media Corp. Interactive Series A (a)	519,224	8,889
		41,078
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	463,373	16,176
Summer Infant, Inc. (a)	442,574	2,372
		18,548
Media - 2.2%
Aegis Group PLC	1,982,800	4,931
Antena 3 de Television SA (d)	1,359,739	8,572
Comcast Corp. Class A	1,741,770	46,314
DISH Network Corp. Class A	452,836	12,643
Lions Gate Entertainment Corp. (a)	415,000	4,183
MDC Partners, Inc. Class A (sub. vtg.)	950,939	12,438
Mood Media Corp. (a)	991,500	2,848
Mood Media Corp. (h)	2,002,900	5,753
The Walt Disney Co.	1,302,725	50,676
Time Warner, Inc.	777,229	28,804
		177,162
Multiline Retail - 0.8%
Dollar General Corp. (a)	92,300	3,933
Maoye International Holdings Ltd. (a)	2,186,000	530
Marisa Lojas SA	758,500	8,682
PPR SA	79,700	12,541
Target Corp.	732,221	37,204
		62,890
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	392,200	30,058
American Eagle Outfitters, Inc.	676,063	9,526
Ascena Retail Group, Inc. (a)	184,877	6,539
Best Buy Co., Inc.	534,542	12,802
Big 5 Sporting Goods Corp.	416,900	3,310
Carphone Warehouse Group PLC	873,249	2,285
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Casual Male Retail Group, Inc. (a)	1,142,998	$ 3,612
Charming Shoppes, Inc. (a)	301,159	1,494
Citi Trends, Inc. (a)	299,600	2,702
Collective Brands, Inc. (a)	686,990	11,445
Destination Maternity Corp.	189,434	3,162
Express, Inc. (a)	621,463	13,448
Fast Retailing Co. Ltd.	32,700	6,499
Foot Locker, Inc.	477,925	12,541
Foschini Ltd.	552,108	7,672
GameStop Corp. Class A (a)	125,778	2,938
GOME Electrical Appliances Holdings Ltd.	4,462,000	1,064
Guess?, Inc.	267,109	8,013
Hengdeli Holdings Ltd.	16,186,000	6,220
Home Depot, Inc.	126,668	5,623
Limited Brands, Inc.	190,662	7,981
Lowe's Companies, Inc.	1,624,912	43,596
Lumber Liquidators Holdings, Inc. (a)	369,319	7,889
MarineMax, Inc. (a)	710,968	5,844
OfficeMax, Inc. (a)	1,301,322	7,196
rue21, Inc. (a)(d)	279,534	6,768
SuperGroup PLC (a)(d)	1,536,287	15,738
		245,965
Textiles, Apparel & Luxury Goods - 0.7%
Bosideng International Holdings Ltd.	19,954,000	5,738
Deckers Outdoor Corp. (a)	113,800	9,201
G-III Apparel Group Ltd. (a)	595,931	13,605
Peak Sport Products Co. Ltd.	448,000	98
PVH Corp.	276,356	21,332
VF Corp.	61,664	8,108
		58,082
TOTAL CONSUMER DISCRETIONARY		936,459
CONSUMER STAPLES - 7.9%
Beverages - 1.8%
Carlsberg A/S Series B	247,500	18,795
Dr Pepper Snapple Group, Inc.	440,760	17,110
Grupo Modelo SAB de CV Series C	2,408,800	14,928
The Coca-Cola Co.	1,431,616	96,677
		147,510
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	1,674,438	$ 69,908
Drogasil SA	912,813	7,575
Eurocash SA	637,795	5,928
The Pantry, Inc. (a)	495,279	5,963
Walgreen Co.	589,111	19,653
		109,027
Food Products - 1.4%
Biostime International Holdings Ltd.	1,273,500	2,411
Calavo Growers, Inc.	167,853	4,566
Calbee, Inc.	52,300	2,552
Danone	208,600	12,874
Flowers Foods, Inc.	183,966	3,560
Green Mountain Coffee Roasters, Inc. (a)	276,700	14,759
Kraft Foods, Inc. Class A	1,197,297	45,856
Orion Corp.	2,040	1,242
Sara Lee Corp.	766,446	14,677
Shenguan Holdings Group Ltd.	15,782,000	8,974
		111,471
Household Products - 1.7%
Procter & Gamble Co.	1,712,091	107,930
Spectrum Brands Holdings, Inc. (a)	376,959	10,913
Unicharm Corp.	280,400	14,732
		133,575
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	69,150	4,006
Hengan International Group Co. Ltd.	755,000	6,751
		10,757
Tobacco - 1.5%
British American Tobacco PLC (United Kingdom)	276,900	12,752
Imperial Tobacco Group PLC	346,608	12,400
Japan Tobacco, Inc.	4,028	19,815
Philip Morris International, Inc.	958,931	71,699
Swedish Match Co.	70,000	2,438
		119,104
TOTAL CONSUMER STAPLES		631,444
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 13.0%
Energy Equipment & Services - 4.8%
Aker Solutions ASA	1,479,071	$ 18,137
Baker Hughes, Inc.	642,010	31,542
BW Offshore Ltd.	2,119,272	3,200
Cal Dive International, Inc. (a)	1,572,883	4,734
Cameron International Corp. (a)	378,311	20,126
Cathedral Energy Services Ltd.	1,287,000	9,177
Ensco International Ltd. ADR	144,200	7,591
Essential Energy Services Ltd. (a)	4,438,900	9,075
Exterran Holdings, Inc. (a)	92,000	854
Halliburton Co.	839,564	30,879
Hornbeck Offshore Services, Inc. (a)(d)	564,550	18,455
ION Geophysical Corp. (a)	2,005,278	14,899
McDermott International, Inc. (a)	888,984	10,810
Nabors Industries Ltd. (a)	55,200	1,028
National Oilwell Varco, Inc.	832,123	61,560
Noble Corp.	312,208	10,877
Saipem SpA	328,341	15,366
Schlumberger Ltd.	898,512	67,541
TETRA Technologies, Inc. (a)	574,784	5,368
Transocean Ltd. (United States)	370,570	17,528
Trinidad Drilling Ltd.	228,100	1,526
Tuscany International Drilling, Inc. (a)	846,400	591
Unit Corp. (a)	168,478	7,624
Vantage Drilling Co. (a)	5,614,516	6,962
Xtreme Coil Drilling Corp. (a)	1,727,100	5,529
		380,979
Oil, Gas & Consumable Fuels - 8.2%
Alpha Natural Resources, Inc. (a)	437,439	8,801
Americas Petrogas, Inc. (a)	2,343,600	8,531
Americas Petrogas, Inc. (f)	2,250,000	8,190
Amyris, Inc. (a)	514,800	4,618
Anadarko Petroleum Corp.	416,209	33,596
Apache Corp.	215,121	21,271
Bonavista Energy Corp.	14,800	334
Bonavista Energy Corp. (f)	152,100	3,434
BPZ Energy, Inc. (a)(d)	2,290,627	7,467
C&C Energia Ltd. (a)	118,600	1,025
Cabot Oil & Gas Corp.	118,400	3,777
Chevron Corp.	605,824	62,448
Concho Resources, Inc. (a)	100	11
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Crown Point Ventures Ltd. (a)(e)	942,800	$ 1,138
Crown Point Ventures Ltd. (e)(f)	4,157,416	5,017
CVR Energy, Inc. (a)	1,095,516	27,322
Denbury Resources, Inc. (a)	574,421	10,834
Double Eagle Petroleum Co. (a)(e)	950,503	6,302
EOG Resources, Inc.	127,245	13,506
EV Energy Partners LP	138,790	9,260
EXCO Resources, Inc.	246,783	1,940
Gran Tierra Energy, Inc. (Canada) (a)	687,100	3,919
Gulfport Energy Corp. (a)	360,796	11,859
HollyFrontier Corp.	999,984	29,340
Inergy Midstream LP	363,100	7,400
InterOil Corp. (a)(d)	308,755	20,717
Kodiak Oil & Gas Corp. (a)(d)	398,300	3,613
Kosmos Energy Ltd.	448,667	5,635
Marathon Oil Corp.	523,498	16,433
Marathon Petroleum Corp.	542,188	20,722
Nexen, Inc.	436,600	7,824
Niko Resources Ltd.	163,400	7,983
Northern Oil & Gas, Inc. (a)(d)	1,529,451	38,236
Occidental Petroleum Corp.	590,037	58,868
OGX Petroleo e Gas Participacoes SA (a)	549,500	5,205
Painted Pony Petroleum Ltd. (a)(f)	178,000	1,484
Painted Pony Petroleum Ltd. Class A (a)	220,200	1,836
Paladin Energy Ltd. (Australia) (a)	6,505,358	12,707
Pan Orient Energy Corp. (a)	858,900	2,938
Pioneer Natural Resources Co.	7,700	765
Resolute Energy Corp. (a)(d)	1,180,774	13,284
Royal Dutch Shell PLC Class A sponsored ADR	168,998	12,060
SM Energy Co.	103,000	7,476
Southwestern Energy Co. (a)	255,082	7,943
Suncor Energy, Inc.	248,400	8,556
TAG Oil Ltd. (a)	1,121,600	9,172
Talisman Energy, Inc.	335,000	4,002
Targa Resources Corp.	146,600	6,075
Tesoro Corp. (a)	789,016	19,749
Valero Energy Corp.	889,142	21,331
Voyager Oil & Gas, Inc. (a)(d)(e)	3,286,844	8,677
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)(e)	1,198,388	1,128
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	505,834	$ 25,337
Williams Companies, Inc.	603,212	17,385
		658,481
TOTAL ENERGY		1,039,460
FINANCIALS - 13.4%
Capital Markets - 2.2%
American Capital Ltd. (a)	358,580	2,948
Ashmore Group PLC	1,274,700	7,461
BlackRock, Inc. Class A	66,632	12,127
Goldman Sachs Group, Inc.	248,677	27,720
GP Investments Ltd. (depositary receipt) (a)	3,455,779	7,951
ICAP PLC	1,293,400	6,849
ICG Group, Inc. (a)	512,336	4,596
Invesco Ltd.	625,487	14,117
Knight Capital Group, Inc. Class A (a)	1,126,297	14,631
Morgan Stanley	2,111,424	39,378
State Street Corp.	522,473	20,470
TD Ameritrade Holding Corp.	474,677	7,647
UBS AG (NY Shares) (a)	883,500	12,007
		177,902
Commercial Banks - 3.1%
Banco Pine SA	1,016,700	7,652
Bank of Ireland (a)	156,819,609	23,419
CapitalSource, Inc.	2,717,649	18,779
CIT Group, Inc. (a)	524,508	20,005
Comerica, Inc.	148,300	4,103
Commercial Bank of Qatar GDR (Reg. S)	933,275	4,244
Guaranty Trust Bank PLC GDR (Reg. S)	752,992	3,539
Huntington Bancshares, Inc.	624,859	3,568
Itau Unibanco Banco Multiplo SA sponsored ADR	263,100	5,251
KeyCorp	890,100	6,916
Regions Financial Corp.	2,849,437	14,874
SunTrust Banks, Inc.	476,857	9,809
Wells Fargo & Co.	4,286,391	125,205
		247,364
Consumer Finance - 0.8%
Capital One Financial Corp.	541,030	24,752
Discover Financial Services	751,674	20,430
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
International Personal Finance PLC	3,010,900	$ 9,030
SLM Corp.	710,432	10,621
		64,833
Diversified Financial Services - 3.2%
Citigroup, Inc.	3,826,623	117,554
CME Group, Inc.	60,227	14,425
JPMorgan Chase & Co.	2,610,854	97,385
PICO Holdings, Inc. (a)(e)	1,161,766	25,640
		255,004
Insurance - 1.8%
AEGON NV (a)	1,735,227	8,429
AFLAC, Inc.	427,298	20,609
Allied World Assurance Co. Holdings Ltd.	117,500	7,230
Assured Guaranty Ltd.	1,932,814	29,978
Berkshire Hathaway, Inc. Class B (a)	102,652	8,045
Genworth Financial, Inc. Class A (a)	1,581,515	12,193
Hartford Financial Services Group, Inc.	330,700	5,794
MetLife, Inc.	1,015,017	35,861
Prudential Financial, Inc.	292,816	16,761
		144,900
Real Estate Investment Trusts - 1.7%
American Tower Corp.	227,613	14,456
Beni Stabili SpA SIIQ	10,284,000	5,093
Campus Crest Communities, Inc.	312,003	3,335
CBL & Associates Properties, Inc.	1,408,840	24,472
Douglas Emmett, Inc.	522,959	10,935
Education Realty Trust, Inc.	933,600	9,990
Excel Trust, Inc.	125,100	1,589
Franklin Street Properties Corp.	554,900	5,654
Klepierre SA	121,500	3,648
Pennsylvania Real Estate Investment Trust (SBI)	359,843	4,419
Prologis, Inc.	716,386	22,717
SL Green Realty Corp.	226,170	16,630
Weyerhaeuser Co.	711,067	14,236
		137,174
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	1,720,126	33,198
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)	486,182	$ 6,384
Iguatemi Empresa de Shopping Centers SA	357,900	7,622
		47,204
TOTAL FINANCIALS		1,074,381
HEALTH CARE - 10.8%
Biotechnology - 3.6%
Acorda Therapeutics, Inc. (a)	193,500	4,940
Alexion Pharmaceuticals, Inc. (a)	198,400	15,229
Alnylam Pharmaceuticals, Inc. (a)	471,100	5,446
Amgen, Inc.	576,109	39,124
Amylin Pharmaceuticals, Inc. (a)	547,570	7,792
Ardea Biosciences, Inc. (a)	689,232	12,537
ARIAD Pharmaceuticals, Inc. (a)	2,205,230	32,527
ArQule, Inc. (a)	1,185,472	9,365
AVEO Pharmaceuticals, Inc. (a)(d)	1,054,509	13,898
Biogen Idec, Inc. (a)	156,622	18,469
Dynavax Technologies Corp. (a)	3,309,870	11,518
Gentium SpA sponsored ADR (a)	18,994	147
Gilead Sciences, Inc. (a)	319,654	15,612
Horizon Pharma, Inc.	410,700	1,630
Human Genome Sciences, Inc. (a)	589,750	5,803
Infinity Pharmaceuticals, Inc. (a)	138,119	840
Inhibitex, Inc. (a)	486,000	12,408
InterMune, Inc. (a)	258,049	3,871
Isis Pharmaceuticals, Inc. (a)	318,000	2,595
NPS Pharmaceuticals, Inc. (a)	506,635	3,891
PDL BioPharma, Inc. (d)	926,800	5,922
SIGA Technologies, Inc. (a)(d)	1,528,074	5,058
Synageva BioPharma Corp. (a)	105,486	3,748
Theravance, Inc. (a)	1,066,961	18,928
Thrombogenics NV (a)(d)	359,197	8,339
United Therapeutics Corp. (a)	206,482	10,155
Vertex Pharmaceuticals, Inc. (a)	169,882	6,277
ZIOPHARM Oncology, Inc. (a)(d)	2,189,550	11,627
		287,696
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	431,853	23,959
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	1,706,500	$ 10,171
Conceptus, Inc. (a)	559,901	6,932
Covidien PLC	553,984	28,530
DENTSPLY International, Inc.	214,854	8,109
Genmark Diagnostics, Inc. (a)	492,600	2,266
GN Store Nordic A/S	770,674	7,817
Hologic, Inc. (a)	40,500	826
Integra LifeSciences Holdings Corp. (a)	418,936	12,367
Nakanishi, Inc.	24,500	2,407
Natus Medical, Inc. (a)	90,922	1,028
Opto Circuits India Ltd.	874,884	4,195
Orthofix International NV (a)	396,188	15,907
Sirona Dental Systems, Inc. (a)	264,922	12,809
		137,323
Health Care Providers & Services - 3.1%
Apollo Hospitals Enterprise Ltd.	317,153	3,844
Brookdale Senior Living, Inc. (a)	2,247,700	39,560
Catalyst Health Solutions, Inc. (a)	284,690	15,590
CIGNA Corp.	628,981	28,197
DaVita, Inc. (a)	163,098	13,343
Emeritus Corp. (a)	549,933	9,602
Express Scripts, Inc. (a)	793,100	40,575
McKesson Corp.	285,092	23,298
Medco Health Solutions, Inc. (a)	428,687	26,587
Omnicare, Inc.	33,000	1,083
Sunrise Senior Living, Inc. (a)	89,228	634
UnitedHealth Group, Inc.	250,827	12,990
Universal Health Services, Inc. Class B	300,987	12,428
WellPoint, Inc.	366,059	23,545
		251,276
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	637,668	27,082
Charles River Laboratories International, Inc. (a)	88,233	2,980
Covance, Inc. (a)	22,061	966
Thermo Fisher Scientific, Inc. (a)	259,217	13,713
		44,741
Pharmaceuticals - 1.8%
AVANIR Pharmaceuticals Class A (a)(d)	991,631	2,915
Cadence Pharmaceuticals, Inc. (a)(d)	3,962,620	16,524
Cardiome Pharma Corp. (a)	658,200	1,560
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Columbia Laboratories, Inc. (a)	729,700	$ 614
Elan Corp. PLC sponsored ADR (a)	465,800	6,340
Jazz Pharmaceuticals PLC (a)	161,600	7,514
Merck & Co., Inc.	844,399	32,307
Novo Nordisk A/S Series B	161,337	19,171
Sanofi-aventis	198,685	14,730
Teva Pharmaceutical Industries Ltd. sponsored ADR	304,019	13,720
Valeant Pharmaceuticals International, Inc. (Canada) (a)	512,800	24,833
Watson Pharmaceuticals, Inc. (a)	83,592	4,901
		145,129
TOTAL HEALTH CARE		866,165
INDUSTRIALS - 13.7%
Aerospace & Defense - 3.0%
DigitalGlobe, Inc. (a)	638,974	10,026
Esterline Technologies Corp. (a)	142,921	8,740
GeoEye, Inc. (a)(e)	1,267,184	27,764
Honeywell International, Inc.	475,230	27,582
Meggitt PLC	3,253,841	18,615
Precision Castparts Corp.	121,005	19,806
Raytheon Co.	419,426	20,128
Rockwell Collins, Inc.	133,499	7,728
Safran SA	126,700	3,947
Textron, Inc.	1,307,878	33,325
Ultra Electronics Holdings PLC	208,389	5,031
United Technologies Corp.	694,196	54,390
		237,082
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	114,900	8,692
Airlines - 0.2%
Copa Holdings SA Class A	235,702	16,061
Building Products - 0.6%
Armstrong World Industries, Inc. (a)	361,940	16,903
Lennox International, Inc.	126,886	4,593
Owens Corning (a)	886,007	29,903
		51,399
Commercial Services & Supplies - 0.8%
Knoll, Inc.	518,888	8,281
Multiplus SA	500,900	8,807
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Pitney Bowes, Inc. (d)	56,862	$ 1,079
Quad/Graphics, Inc. (d)	25,900	304
Republic Services, Inc.	630,647	18,465
Steelcase, Inc. Class A	1,302,163	11,342
Swisher Hygiene, Inc.	2,081,064	7,305
Swisher Hygiene, Inc. (Canada) (a)	1,396,762	4,903
		60,486
Construction & Engineering - 1.2%
AECOM Technology Corp. (a)	318,351	7,287
Fluor Corp.	343,807	19,336
Foster Wheeler AG (a)	1,270,595	28,538
Great Lakes Dredge & Dock Corp.	583,173	3,732
Jacobs Engineering Group, Inc. (a)	112,216	5,023
Shaw Group, Inc. (a)	1,141,255	30,974
		94,890
Electrical Equipment - 1.7%
Alstom SA	303,472	11,566
AMETEK, Inc.	245,232	11,526
Cooper Industries PLC Class A	152,612	9,022
Emerson Electric Co.	585,605	30,088
Fushi Copperweld, Inc. (a)	530,888	4,412
GrafTech International Ltd. (a)	1,181,463	19,400
Hubbell, Inc. Class B	79,022	5,686
Prysmian SpA	805,400	12,093
Regal-Beloit Corp.	378,868	21,508
Roper Industries, Inc.	81,439	7,606
Zumtobel AG	220,330	4,004
		136,911
Industrial Conglomerates - 1.9%
Carlisle Companies, Inc.	203,975	9,736
Cookson Group PLC	957,853	8,710
General Electric Co.	5,789,386	108,319
Koninklijke Philips Electronics NV	520,100	10,534
Reunert Ltd.	76,100	634
Rheinmetall AG	185,700	9,957
Siemens AG sponsored ADR	44,050	4,153
		152,043
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.2%
Actuant Corp. Class A	559,902	$ 14,194
Colfax Corp. (a)	70,742	2,148
Cummins, Inc.	177,484	18,458
Dover Corp.	170,648	10,821
Fiat Industrial SpA (a)	1,893,967	18,554
Haitian International Holdings Ltd.	2,160,000	2,264
Illinois Tool Works, Inc.	146,900	7,790
Ingersoll-Rand PLC	1,237,225	43,229
Jain Irrigation Systems Ltd.	481,396	927
Manitowoc Co., Inc.	407,687	5,479
Navistar International Corp. (a)	681,015	29,481
Pall Corp.	153,113	9,138
Stanley Black & Decker, Inc.	245,539	17,232
		179,715
Professional Services - 0.3%
Michael Page International PLC	424,579	2,604
Robert Half International, Inc.	445,315	12,331
SR Teleperformance SA	452,688	11,342
		26,277
Road & Rail - 1.1%
Con-way, Inc.	484,681	15,384
Saia, Inc. (a)(e)	804,075	12,109
Tegma Gestao Logistica	114,400	1,734
Union Pacific Corp.	477,266	54,556
Universal Truckload Services, Inc.	400,734	7,125
		90,908
Trading Companies & Distributors - 0.6%
Barloworld Ltd.	534,800	5,989
Beacon Roofing Supply, Inc. (a)	473,400	10,822
Houston Wire & Cable Co.	102,822	1,467
Mills Estruturas e Servicos de Engenharia SA	290,000	3,598
Rush Enterprises, Inc. Class A (a)	433,350	9,971
Watsco, Inc.	192,380	13,268
		45,115
TOTAL INDUSTRIALS		1,099,579
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc. (a)	3,099,604	$ 17,389
Calix Networks, Inc. (a)	1,937,656	14,668
Cisco Systems, Inc.	3,419,427	67,123
Comverse Technology, Inc. (a)	4,840,500	30,495
Juniper Networks, Inc. (a)	360,303	7,541
Polycom, Inc. (a)	699,318	13,951
QUALCOMM, Inc.	325,135	19,124
ViaSat, Inc. (a)	319,310	15,180
		185,471
Computers & Peripherals - 4.4%
Apple, Inc. (a)	682,776	311,680
Hewlett-Packard Co.	1,371,953	38,387
		350,067
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	448,667	18,525
Avnet, Inc. (a)	798,888	27,857
Corning, Inc.	2,256,466	29,041
Jabil Circuit, Inc.	321,452	7,284
Molex, Inc. (d)	560,880	14,830
TE Connectivity Ltd.	540,556	18,433
Vishay Intertechnology, Inc. (a)	73,498	903
		116,873
Internet Software & Services - 0.5%
DeNA Co. Ltd.	82,100	2,078
eAccess Ltd. (d)	17,285	3,932
eBay, Inc. (a)	436,273	13,786
Facebook, Inc. Class B (h)	488,526	12,213
Yahoo!, Inc. (a)	514,500	7,959
		39,968
IT Services - 1.9%
Acxiom Corp. (a)	235,612	3,233
Alliance Data Systems Corp. (a)(d)	154,887	17,161
Amdocs Ltd. (a)	216,954	6,387
Cognizant Technology Solutions Corp. Class A (a)	314,980	22,600
Fidelity National Information Services, Inc.	566,135	16,169
Fiserv, Inc. (a)	153,381	9,646
Heartland Payment Systems, Inc.	377,900	9,070
MasterCard, Inc. Class A	115,410	41,036
ServiceSource International, Inc.	220,325	3,728
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp. (a)	995,393	$ 20,873
Virtusa Corp. (a)	321,942	5,148
		155,051
Office Electronics - 0.3%
Xerox Corp.	3,055,481	23,680
Semiconductors & Semiconductor Equipment - 5.0%
Analog Devices, Inc.	490,840	19,207
Applied Micro Circuits Corp. (a)	364,735	2,856
ASML Holding NV	1,108,806	47,668
Avago Technologies Ltd.	444,589	15,089
Cree, Inc. (a)	183,645	4,670
Cymer, Inc. (a)	942,660	46,935
Entropic Communications, Inc. (a)(d)	2,063,559	12,051
Fairchild Semiconductor International, Inc. (a)	354,172	4,951
Freescale Semiconductor Holdings I Ltd.	1,661,479	26,534
Himax Technologies, Inc. sponsored ADR	776,463	1,079
Intersil Corp. Class A	1,210,620	13,632
KLA-Tencor Corp.	136,658	6,987
LTX-Credence Corp. (a)(e)	3,245,937	21,650
Marvell Technology Group Ltd. (a)	2,890,672	44,892
Maxim Integrated Products, Inc.	697,451	18,720
Micron Technology, Inc. (a)	2,915,522	22,129
Novellus Systems, Inc. (a)	91,800	4,328
NVIDIA Corp. (a)	704,996	10,413
NXP Semiconductors NV (a)	991,842	21,057
ON Semiconductor Corp. (a)	2,506,894	21,810
RF Micro Devices, Inc. (a)	3,699,857	18,462
Skyworks Solutions, Inc. (a)	668,470	14,426
Spansion, Inc. Class A (a)	489,130	4,906
		404,452
Software - 2.5%
Autodesk, Inc. (a)	175,400	6,314
Citrix Systems, Inc. (a)	499,213	32,554
Informatica Corp. (a)	134,339	5,683
JDA Software Group, Inc. (a)	381,623	11,246
Micro Focus International PLC	1,452,526	9,676
Microsoft Corp.	1,722,472	50,865
Oracle Corp.	2,508,728	70,746
Royalblue Group PLC	220,308	5,760
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	51,431	$ 1,501
Take-Two Interactive Software, Inc. (a)	331,800	5,176
		199,521
TOTAL INFORMATION TECHNOLOGY		1,475,083
MATERIALS - 6.1%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	50,749	4,467
Ashland, Inc.	205,660	12,969
CF Industries Holdings, Inc.	37,289	6,614
Clariant AG (Reg.) (a)	2,677,020	32,523
Ecolab, Inc.	202,833	12,259
Ferro Corp. (a)	718,050	4,854
Huabao International Holdings Ltd.	7,708,461	5,238
Israel Chemicals Ltd.	442,300	4,631
Kraton Performance Polymers, Inc. (a)	311,523	8,860
Lanxess AG	85,351	5,559
LyondellBasell Industries NV Class A	485,757	20,936
Rentech Nitrogen Partners LP	148,300	3,392
Spartech Corp. (a)	1,485,153	7,975
The Mosaic Co.	378,802	21,202
W.R. Grace & Co. (a)	974,376	52,168
Yara International ASA	206,300	8,301
		211,948
Construction Materials - 0.2%
Cemex SA de CV sponsored ADR	312,148	2,126
HeidelbergCement Finance AG	236,344	11,615
		13,741
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	226,386	14,004
Sealed Air Corp.	165,300	3,294
Youyuan International Holdings Ltd. (a)	6,944,000	1,728
		19,026
Metals & Mining - 3.0%
Anglo American PLC (United Kingdom)	206,400	8,536
AngloGold Ashanti Ltd. sponsored ADR	153,800	7,044
Avion Gold Corp. (a)	3,113,900	4,751
Avion Gold Corp. (f)	289,800	442
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Commercial Metals Co.	1,376,244	$ 19,735
Copper Mountain Mining Corp. (a)	301,100	1,567
Eldorado Gold Corp.	604,478	9,157
First Quantum Minerals Ltd.	334,140	7,318
Freeport-McMoRan Copper & Gold, Inc.	631,295	29,172
Goldcorp, Inc.	651,300	31,501
Ivanhoe Mines Ltd. (a)	1,785,565	28,793
Kinross Gold Corp.	748,045	8,452
Mirabela Nickel Ltd. (a)	2,125,753	2,076
Newcrest Mining Ltd.	624,525	22,356
Pan American Silver Corp.	199,700	4,569
Randgold Resources Ltd. sponsored ADR	295,123	33,765
Reliance Steel & Aluminum Co.	77,133	4,103
Silver Wheaton Corp.	155,300	5,540
Ternium SA sponsored ADR (d)	78,295	1,775
Yamana Gold, Inc.	613,100	10,608
		241,260
TOTAL MATERIALS		485,975
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	420,866	15,585
China Telecom Corp. Ltd. (H Shares)	6,428,000	3,606
China Unicom Ltd.	4,564,000	8,400
Koninklijke KPN NV	672,179	7,367
		34,958
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	354,000	7,119
SBA Communications Corp. Class A (a)	339,110	15,504
TIM Participacoes SA	1,943,220	10,788
Turkcell Iletisim Hizmet A/S	1,553,000	7,990
		41,401
TOTAL TELECOMMUNICATION SERVICES		76,359
UTILITIES - 2.4%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	50,995	2,017
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (d)	459,600	$ 6,729
Ceske Energeticke Zavody A/S	90,000	3,633
Edison International	586,515	24,071
El Paso Electric Co.	221,777	7,718
Fortum Corp.	111,986	2,461
NextEra Energy, Inc.	352,756	21,112
NV Energy, Inc.	433,128	7,017
PPL Corp.	255,592	7,103
		81,861
Gas Utilities - 0.2%
Aygaz A/S	74,860	379
China Gas Holdings Ltd.	10,152,000	4,726
ONEOK, Inc.	132,933	11,055
		16,160
Independent Power Producers & Energy Traders - 0.8%
The AES Corp. (a)	4,856,156	61,965
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	540,185	9,977
CMS Energy Corp.	127,240	2,778
National Grid PLC	1,189,518	11,846
Sempra Energy	177,822	10,118
		34,719
TOTAL UTILITIES		194,705
TOTAL COMMON STOCKS (Cost $7,166,162)		7,879,610
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	143,900	13,334
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	92,200	5,958
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	171,200	$ 9,279
TOTAL CONVERTIBLE PREFERRED STOCKS		28,571
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	93,300	16,517
TOTAL PREFERRED STOCKS (Cost $40,397)		45,088
Investment Companies - 0.2%

Ares Capital Corp. (Cost $12,240)	963,580	15,273
Convertible Bonds - 0.4%
	Principal Amount (000s)
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (f)	$ 16,623	8,228
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (h)	4,085	4,085
MATERIALS - 0.3%
Metals & Mining - 0.3%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (g)(h)	20,255	20,255
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	3,730	2,327
TOTAL CONVERTIBLE BONDS (Cost $36,104)		34,895
Money Market Funds - 1.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	24,645,560	$ 24,646
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	131,128,986	131,129
TOTAL MONEY MARKET FUNDS (Cost $155,775)		155,775
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $7,410,678)		8,130,641
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(120,928)
NET ASSETS - 100%		$ 8,009,713
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,122,000 or 0.4% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,306,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 4,085
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,217
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11	$ 20,255
Mood Media Corp.	2/2/11	$ 4,054
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	2,787
Total	$ 2,807
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Cadence Pharmaceuticals, Inc.	$ 28,450	$ 4,838	$ 1,997	$ -	$ -
Crown Point Ventures Ltd.	1,096	417	119	-	1,138
Crown Point Ventures Ltd. (144A)	2,491	2,462	-	-	5,017
Double Eagle Petroleum Co.	10,542	643	634	-	6,302
GeoEye, Inc.	53,351	3,382	4,421	-	27,764
LTX-Credence Corp.	24,118	1,636	2,680	-	21,650
O'Charleys, Inc.	9,150	871	1,237	-	9,528
PICO Holdings, Inc.	32,970	3,231	4,356	-	25,640
Saia, Inc.	13,037	446	1,402	-	12,109
Spartech Corp.	9,331	-	744	-	-
Voyager Oil & Gas, Inc.	11,252	138	814	-	8,677
Voyager Oil & Gas, Inc. warrants 2/4/16	1,539	-	-	-	1,128
Winnebago Industries, Inc.	15,684	-	2,496	-	14,392
Total	$ 213,011	$ 18,064	$ 20,900	$ -	$ 133,345

* Includes the value of securities delivered through in-kind transactions.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 952,976	$ 948,193	$ 4,783	$ -
Consumer Staples	631,444	618,692	12,752	-
Energy	1,039,460	1,038,332	1,128	-
Financials	1,087,715	1,055,867	31,848	-
Health Care	866,165	832,264	33,901	-
Industrials	1,099,579	1,089,045	10,534	-
Information Technology	1,481,041	1,468,828	-	12,213
Materials	485,975	485,975	-	-
Telecommunication Services	76,359	56,363	19,996	-
Utilities	203,984	192,138	11,846	-
Investment Companies	15,273	15,273	-	-
Corporate Bonds	34,895	-	10,555	24,340
Money Market Funds	155,775	155,775	-	-
Total Investments in Securities:	$ 8,130,641	$ 7,956,745	$ 137,343	$ 36,553
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 18,002
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	20,255
Proceeds of Sales	(5,789)
Amortization/Accretion	-
Transfers in to Level 3	4,085
Transfers out of Level 3	-
Ending Balance	$ 36,553
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.4%
Canada	3.7%
United Kingdom	2.2%
Bermuda	1.9%
Ireland	1.6%
Switzerland	1.5%
Netherlands	1.5%
France	1.2%
Brazil	1.2%
Curacao	1.1%
Others (Individually Less Than 1%)	6.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $126,091) - See accompanying schedule: Unaffiliated issuers (cost $7,081,910)	$ 7,841,521
Fidelity Central Funds (cost $155,775)	155,775
Other affiliated issuers (cost $172,993)	133,345
Total Investments (cost $7,410,678)		$ 8,130,641
Cash		236
Foreign currency held at value (cost $7,887)		7,893
Receivable for investments sold		58,868
Receivable for fund shares sold		5,059
Dividends receivable		7,376
Interest receivable		1,126
Distributions receivable from Fidelity Central Funds		250
Prepaid expenses		24
Other receivables		338
Total assets		8,211,811

Liabilities
Payable for investments purchased	$ 53,428
Payable for fund shares redeemed	10,323
Accrued management fee	5,370
Other affiliated payables	1,498
Other payables and accrued expenses	350
Collateral on securities loaned, at value	131,129
Total liabilities		202,098

Net Assets		$ 8,009,713
Net Assets consist of:
Paid in capital		$ 7,237,686
Undistributed net investment income		9,399
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		42,652
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		719,976
Net Assets		$ 8,009,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Dividend Growth: Net Asset Value, offering price and redemption price per share ($7,097,083 ÷ 254,171 shares)	$ 27.92

Class K: Net Asset Value, offering price and redemption price per share ($912,630 ÷ 32,698 shares)	$ 27.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 64,829
Interest		1,516
Income from Fidelity Central Funds		2,807
Total income		69,152

Expenses
Management fee Basic fee	$ 23,887
Performance adjustment	7,271
Transfer agent fees	8,600
Accounting and security lending fees	630
Custodian fees and expenses	79
Independent trustees' compensation	30
Registration fees	82
Audit	52
Legal	29
Miscellaneous	43
Total expenses before reductions	40,703
Expense reductions	(121)	40,582
Net investment income (loss)		28,570
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,323)
Other affiliated issuers	(3,205)
Redemption in-kind with affiliated entities (including gain from Other affiliated issuers of $1,089)	188,389
Foreign currency transactions	(1,004)
Futures contracts	1,226
Total net realized gain (loss)		161,083
Change in net unrealized appreciation (depreciation) on: Investment securities	(554,941)
Assets and liabilities in foreign currencies	(61)
Total change in net unrealized appreciation (depreciation)		(555,002)
Net gain (loss)		(393,919)
Net increase (decrease) in net assets resulting from operations		$ (365,349)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,570	$ 43,819
Net realized gain (loss)	161,083	802,201
Change in net unrealized appreciation (depreciation)	(555,002)	997,707
Net increase (decrease) in net assets resulting from operations	(365,349)	1,843,727
Distributions to shareholders from net investment income	(42,120)	(51,737)
Distributions to shareholders from net realized gain	(5,141)	(26,364)
Total distributions	(47,261)	(78,101)
Share transactions - net increase (decrease)	(1,520,392)	91,677
Total increase (decrease) in net assets	(1,933,002)	1,857,303

Net Assets
Beginning of period	9,942,715	8,085,412
End of period (including undistributed net investment income of $9,399 and undistributed net investment income of $22,949, respectively)	$ 8,009,713	$ 9,942,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Dividend Growth

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 28.96	$ 23.84	$ 20.25	$ 25.40	$ 32.73	$ 29.50
Income from Investment Operations
Net investment income (loss) D	.08	.12	.13 G	.24	.43	.52 H
Net realized and unrealized gain (loss)	(.98)	5.23	3.63	(4.01)	(5.08)	3.98
Total from investment operations	(.90)	5.35	3.76	(3.77)	(4.65)	4.50
Distributions from net investment income	(.12)	(.15)	(.12)	(.37)	(.45)	(.45)
Distributions from net realized gain	(.02)	(.08)	(.05)	(1.01)	(2.23)	(.82)
Total distributions	(.14)	(.23)	(.17)	(1.38) K	(2.68)	(1.27)
Net asset value, end of period	$ 27.92	$ 28.96	$ 23.84	$ 20.25	$ 25.40	$ 32.73
Total Return B, C	(3.07)%	22.57%	18.59%	(15.33)%	(15.45)%	15.62%
Ratios to Average Net Assets E, I
Expenses before reductions	.97% A	.93%	.93%	.62%	.64%	.61%
Expenses net of fee waivers, if any	.97% A	.93%	.93%	.62%	.64%	.61%
Expenses net of all reductions	.96% A	.93%	.92%	.62%	.63%	.60%
Net investment income (loss)	.66% A	.44%	.56% G	1.34%	1.47%	1.62% H
Supplemental Data
Net assets, end of period (in millions)	$ 7,097	$ 9,309	$ 7,730	$ 6,603	$ 9,502	$ 16,265
Portfolio turnover rate F	50% A, J	67%	85%	177%	52%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Total distributions of $1.38 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.98	$ 23.86	$ 20.26	$ 25.41	$ 27.72
Income from Investment Operations
Net investment income (loss) D	.11	.17	.18 G	.26	.10
Net realized and unrealized gain (loss)	(1.00)	5.22	3.63	(4.00)	(2.41)
Total from investment operations	(.89)	5.39	3.81	(3.74)	(2.31)
Distributions from net investment income	(.17)	(.20)	(.16)	(.41)	-
Distributions from net realized gain	(.02)	(.08)	(.05)	(1.01)	-
Total distributions	(.18) M	(.27) L	(.21)	(1.41) K	-
Net asset value, end of period	$ 27.91	$ 28.98	$ 23.86	$ 20.26	$ 25.41
Total Return B, C	(2.99)%	22.79%	18.86%	(15.16)%	(8.33)%
Ratios to Average Net Assets E, I
Expenses before reductions	.80% A	.78%	.72%	.40%	.47% A
Expenses net of fee waivers, if any	.80% A	.78%	.72%	.40%	.47% A
Expenses net of all reductions	.80% A	.77%	.71%	.39%	.47% A
Net investment income (loss)	.82% A	.60%	.76% G	1.57%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 912,630	$ 633,935	$ 355,463	$ 201,625	$ 92
Portfolio turnover rate F	50% A, J	67%	85%	177%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .60%.

H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K Total distributions of $1.41 per share is comprised of distributions from net investment income of $.407 and distributions from net realized gain of $1.005 per share.

L Total distributions of $.27 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.077 per share.

M Total distributions of $.18 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,261,766
Gross unrealized depreciation	(581,626)
Net unrealized appreciation (depreciation) on securities and other investments	$ 680,140

Tax cost	$ 7,450,501

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (41,875)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $1,226 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,134,679 and $2,938,229, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Dividend Growth	$ 8,417.21
Class K	183.05
	$ 8,600

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to three hundred twenty-five dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Borrower	$ 11,847.33%

Redemptions In-Kind. During the period, 26,569 shares of the Fund held by affiliated entities were redeemed for cash and securities, including accrued interest, with a value of $746,864. The net realized gain of $188,389 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 12: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Total security lending income during the period amounted to $2,787, including $80 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $121 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred forty-one dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Dividend Growth	$ 37,592	$ 48,547
Class K	4,528	3,190
Total	$ 42,120	$ 51,737
From net realized gain
Dividend Growth	$ 4,761	$ 25,105
Class K	380	1,259
Total	$ 5,141	$ 26,364

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Dividend Growth
Shares sold	17,462	76,617	$ 448,018	$ 2,092,410
Reinvestment of distributions	1,596	2,707	40,357	68,380
Shares redeemed	(86,338) A	(82,166)	(2,286,596) A	(2,266,445)
Net increase (decrease)	(67,280)	(2,842)	$ (1,798,221)	$ (105,655)
Class K
Shares sold	14,321	11,524	$ 368,714	$ 323,383
Reinvestment of distributions	194	175	4,908	4,449
Shares redeemed	(3,694)	(4,720)	(95,793)	(130,500)
Net increase (decrease)	10,821	6,979	$ 277,829	$ 197,332

A Amount includes in-kind redemptions (see Note 7: Redemptions in-kind).

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

DGF-K-USAN-0312
1.863067.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Growth & Income

Portfolio

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.fidelity.advisor.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Growth & Income	.73%
Actual		$ 1,000.00	$ 1,033.50	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.71
Class K	.55%
Actual		$ 1,000.00	$ 1,034.40	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.37	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.1	3.6
JPMorgan Chase & Co.	3.6	3.3
Chevron Corp.	3.5	3.8
Wells Fargo & Co.	3.5	3.9
Exxon Mobil Corp.	3.2	3.6
General Electric Co.	2.2	1.3
Merck & Co., Inc.	1.8	1.8
Procter & Gamble Co.	1.7	1.4
Google, Inc. Class A	1.7	1.7
Microsoft Corp.	1.7	1.2
	27.0
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.5	17.6
Information Technology	17.6	18.1
Consumer Discretionary	13.7	13.2
Industrials	13.6	12.6
Energy	11.6	11.5
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Stocks 98.7%		Stocks 98.7%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 1.0%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	13.4%	** Foreign investments	18.7%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.2%
Johnson Controls, Inc.	411,467	$ 13,072
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	125,627	10,744
Distributors - 0.4%
Li & Fung Ltd.	7,814,000	17,088
LKQ Corp. (a)	162,100	5,284
		22,372
Hotels, Restaurants & Leisure - 2.0%
Darden Restaurants, Inc.	155,300	7,124
McDonald's Corp.	688,736	68,219
Yum! Brands, Inc.	518,796	32,855
		108,198
Household Durables - 1.6%
D.R. Horton, Inc.	1,447,471	20,149
Lennar Corp. Class A	141,100	3,032
Newell Rubbermaid, Inc.	374,248	6,912
Ryland Group, Inc.	1,300,205	23,664
Toll Brothers, Inc. (a)	1,380,026	30,098
		83,855
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	548,489	19,148
Media - 4.4%
Comcast Corp. Class A	3,077,400	81,828
Informa PLC	259,508	1,599
Kabel Deutschland Holding AG (a)	50,400	2,628
Regal Entertainment Group Class A	312,464	3,890
The Walt Disney Co.	596,573	23,207
Time Warner Cable, Inc.	313,924	23,142
Time Warner, Inc.	2,131,228	78,983
Viacom, Inc. Class B (non-vtg.)	377,518	17,758
		233,035
Multiline Retail - 1.5%
Target Corp.	1,562,390	79,385
Specialty Retail - 2.2%
Destination Maternity Corp.	187,601	3,131
Limited Brands, Inc.	150,300	6,292
Lowe's Companies, Inc.	3,119,283	83,690
Staples, Inc.	1,472,928	21,549
		114,662
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	29,700	$ 3,905
TOTAL CONSUMER DISCRETIONARY		688,376
CONSUMER STAPLES - 11.0%
Beverages - 3.6%
Dr Pepper Snapple Group, Inc.	858,825	33,340
Molson Coors Brewing Co. Class B	119,997	5,147
PepsiCo, Inc.	1,193,319	78,365
The Coca-Cola Co.	1,071,954	72,389
		189,241
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	632,404	26,403
Sysco Corp.	607,047	18,278
Walgreen Co.	635,250	21,192
		65,873
Food Products - 0.7%
Danone	568,877	35,109
Household Products - 3.6%
Colgate-Palmolive Co.	352,556	31,984
Kimberly-Clark Corp.	949,744	67,964
Procter & Gamble Co.	1,464,771	92,339
WD-40 Co.	37,154	1,625
		193,912
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	687,832	63,425
Lorillard, Inc.	367,859	39,504
		102,929
TOTAL CONSUMER STAPLES		587,064
ENERGY - 11.6%
Energy Equipment & Services - 1.2%
BW Offshore Ltd.	717,255	1,083
Exterran Partners LP	443,457	10,359
Halliburton Co.	971,102	35,717
Helmerich & Payne, Inc.	97,434	6,013
Schlumberger Ltd.	144,700	10,877
		64,049
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.4%
ARC Resources Ltd.	425,700	$ 10,320
Atlas Pipeline Partners, LP	293,700	11,017
Bonavista Energy Corp. (e)	220,600	4,981
Chevron Corp.	1,825,816	188,205
EXCO Resources, Inc.	558,600	4,391
Exxon Mobil Corp.	2,029,376	169,940
Inergy LP	192,100	3,621
Inergy Midstream LP	276,157	5,628
Legacy Reserves LP	219,830	6,232
Occidental Petroleum Corp.	130,300	13,000
Penn West Petroleum Ltd.	434,900	9,477
Royal Dutch Shell PLC Class A (United Kingdom)	1,975,700	70,100
Suncor Energy, Inc.	1,120,700	38,603
Talisman Energy, Inc.	354,700	4,238
Williams Companies, Inc.	468,129	13,491
		553,244
TOTAL ENERGY		617,293
FINANCIALS - 18.4%
Capital Markets - 3.9%
Apollo Global Management LLC Class A	455,303	6,775
Ashmore Group PLC	3,569,978	20,896
BlackRock, Inc. Class A	49,995	9,099
Charles Schwab Corp.	2,211,639	25,766
Goldman Sachs Group, Inc.	129,048	14,385
Greenhill & Co., Inc.	75,500	3,515
KKR & Co. LP	1,577,184	22,049
Morgan Stanley	1,785,103	33,292
Northern Trust Corp.	570,705	23,519
State Street Corp.	267,347	10,475
T. Rowe Price Group, Inc.	281,178	16,263
The Blackstone Group LP	1,101,217	17,410
UBS AG (NY Shares) (a)	449,500	6,109
		209,553
Commercial Banks - 7.3%
Bank of Montreal	60,400	3,511
BB&T Corp.	1,988,098	54,056
City National Corp.	132,933	6,099
Comerica, Inc.	146,971	4,067
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
DBS Group Holdings Ltd.	258,164	$ 2,781
First Niagara Financial Group, Inc.	899,563	8,609
HSBC Holdings PLC sponsored ADR	98,600	4,124
Regions Financial Corp.	821,652	4,289
Standard Chartered PLC (United Kingdom)	658,646	15,923
SunTrust Banks, Inc.	1,506,418	30,987
U.S. Bancorp	2,414,012	68,123
Wells Fargo & Co.	6,343,420	185,291
		387,860
Diversified Financial Services - 5.2%
Citigroup, Inc.	1,648,164	50,632
CME Group, Inc.	25,404	6,085
JPMorgan Chase & Co.	5,070,495	189,129
KKR Financial Holdings LLC	3,533,118	31,268
		277,114
Insurance - 0.8%
Euler Hermes SA	79,649	5,267
Lincoln National Corp.	215,300	4,638
MetLife, Inc.	303,600	10,726
MetLife, Inc. unit	278,800	19,059
		39,690
Real Estate Investment Trusts - 1.2%
American Capital Agency Corp.	226,000	6,626
CBL & Associates Properties, Inc.	1,212,196	21,056
Education Realty Trust, Inc.	264,400	2,829
Public Storage	122,566	17,020
Rayonier, Inc.	69,700	3,187
Sun Communities, Inc.	176,859	7,094
Ventas, Inc.	77,300	4,507
		62,319
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. (a)	23,678	90
Radian Group, Inc.	680,837	1,872
		1,962
TOTAL FINANCIALS		978,498
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.1%
Biotechnology - 1.2%
Amgen, Inc.	866,216	$ 58,825
ARIAD Pharmaceuticals, Inc. (a)	463,781	6,841
		65,666
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	38,300	2,125
Meridian Bioscience, Inc.	258,122	4,502
St. Jude Medical, Inc.	152,200	6,348
		12,975
Health Care Providers & Services - 2.1%
Aetna, Inc.	297,573	13,004
Brookdale Senior Living, Inc. (a)	768,800	13,531
Express Scripts, Inc. (a)	86,014	4,400
McKesson Corp.	562,754	45,988
Medco Health Solutions, Inc. (a)	161,475	10,015
Quest Diagnostics, Inc.	8,900	517
WellPoint, Inc.	407,490	26,210
		113,665
Life Sciences Tools & Services - 0.2%
QIAGEN NV (a)	488,108	7,898
Pharmaceuticals - 6.4%
Abbott Laboratories	682,427	36,953
Cardiome Pharma Corp. (a)	806,400	1,911
Eli Lilly & Co.	108,300	4,304
GlaxoSmithKline PLC sponsored ADR	1,035,654	46,128
Johnson & Johnson	791,208	52,149
Merck & Co., Inc.	2,550,779	97,593
Pfizer, Inc.	3,319,900	71,046
Roche Holding AG (participation certificate)	107,573	18,212
Sanofi-aventis	137,828	10,218
		338,514
TOTAL HEALTH CARE		538,718
INDUSTRIALS - 13.6%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	678,732	39,394
MTU Aero Engines Holdings AG	65,087	4,538
Raytheon Co.	398,837	19,140
Rockwell Collins, Inc.	676,896	39,186
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	565,900	$ 41,978
United Technologies Corp.	661,400	51,821
		196,057
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	133,726	9,206
United Parcel Service, Inc. Class B	495,882	37,513
		46,719
Building Products - 0.9%
Lennox International, Inc.	447,134	16,186
Owens Corning (a)	915,361	30,893
		47,079
Commercial Services & Supplies - 0.6%
Healthcare Services Group, Inc.	284,215	5,312
Interface, Inc. Class A	277,200	3,684
Intrum Justitia AB	109,000	1,719
Republic Services, Inc.	569,036	16,661
Ritchie Brothers Auctioneers, Inc. (d)	213,400	5,026
US Ecology, Inc.	84,935	1,590
		33,992
Electrical Equipment - 0.8%
Acuity Brands, Inc.	38,000	2,213
Emerson Electric Co.	736,055	37,819
Zumtobel AG	127,357	2,315
		42,347
Industrial Conglomerates - 4.2%
3M Co.	71,076	6,163
Danaher Corp.	718,400	37,723
General Electric Co.	6,244,904	116,842
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	2,874,421	58,236
Siemens AG (d)	59,292	5,599
		224,563
Machinery - 1.3%
Douglas Dynamics, Inc.	713,320	9,708
Graco, Inc.	152,143	6,996
Illinois Tool Works, Inc.	168,850	8,954
Ingersoll-Rand PLC	805,375	28,140
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	187,894	$ 8,305
Pfeiffer Vacuum Technology AG	39,466	4,059
		66,162
Professional Services - 0.9%
Bureau Veritas SA	251,895	18,473
Michael Page International PLC	3,408,548	20,902
Robert Half International, Inc.	345,438	9,565
		48,940
Road & Rail - 0.0%
J.B. Hunt Transport Services, Inc.	21,900	1,118
Trading Companies & Distributors - 0.3%
Watsco, Inc.	206,606	14,250
TOTAL INDUSTRIALS		721,227
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 2.0%
Cisco Systems, Inc.	3,576,794	70,212
Juniper Networks, Inc. (a)	836,977	17,518
QUALCOMM, Inc.	360,102	21,181
		108,911
Computers & Peripherals - 5.5%
Apple, Inc. (a)	478,290	218,325
EMC Corp. (a)	1,427,700	36,778
Hewlett-Packard Co.	1,284,120	35,930
		291,033
Electronic Equipment & Components - 0.3%
Coretronic Corp.	7,654,000	6,466
Everlight Electronics Co. Ltd.	3,600,000	6,885
Premier Farnell PLC	1,244,679	4,057
		17,408
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	156,293	90,667
IT Services - 5.2%
Accenture PLC Class A	203,010	11,641
Cognizant Technology Solutions Corp. Class A (a)	293,150	21,034
Fidelity National Information Services, Inc.	898,157	25,651
International Business Machines Corp.	209,300	40,311
MasterCard, Inc. Class A	148,450	52,784
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	2,294,871	$ 72,288
The Western Union Co.	234,691	4,483
Visa, Inc. Class A	466,113	46,910
		275,102
Semiconductors & Semiconductor Equipment - 0.4%
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,478,921	14,006
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	522,938	7,363
		21,369
Software - 2.5%
ANSYS, Inc. (a)	86,600	5,238
Microsoft Corp.	3,010,196	88,891
Oracle Corp.	836,190	23,581
Royalblue Group PLC	130,986	3,425
Solera Holdings, Inc.	230,953	11,033
		132,168
TOTAL INFORMATION TECHNOLOGY		936,658
MATERIALS - 0.5%
Chemicals - 0.3%
Air Products & Chemicals, Inc.	96,056	8,456
E.I. du Pont de Nemours & Co.	164,960	8,395
Rentech Nitrogen Partners LP	26,231	600
		17,451
Metals & Mining - 0.2%
Nucor Corp.	217,800	9,690
TOTAL MATERIALS		27,141
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	310,520	11,499
Koninklijke KPN NV	1,053,918	11,552
		23,051
Wireless Telecommunication Services - 0.1%
NTELOS Holdings Corp.	118,789	2,712
TOTAL TELECOMMUNICATION SERVICES		25,763
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.8%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	207,862	$ 8,223
Exelon Corp.	65,100	2,590
FirstEnergy Corp.	85,261	3,600
NextEra Energy, Inc.	156,768	9,383
PPL Corp.	450,453	12,518
		36,314
Gas Utilities - 0.2%
National Fuel Gas Co.	175,515	8,825
ONEOK, Inc.	60,195	5,006
		13,831
Multi-Utilities - 0.9%
National Grid PLC	3,685,874	36,708
TECO Energy, Inc.	525,548	9,486
		46,194
TOTAL UTILITIES		96,339
TOTAL COMMON STOCKS (Cost $4,995,332)		5,217,077
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	91,700	3,674
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00%	124,041	27,485
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	111,300	5,840
TOTAL CONVERTIBLE PREFERRED STOCKS		36,999
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Volkswagen AG	174,975	$ 30,976
TOTAL PREFERRED STOCKS (Cost $71,118)		67,975
Corporate Bonds - 0.4%
	Principal Amount (000s)
Convertible Bonds - 0.3%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
HeartWare International, Inc. 3.5% 12/15/17	$ 3,980	4,139
Integra LifeSciences Holdings Corp. 1.625% 12/15/16 (e)	11,790	10,132
		14,271
Life Sciences Tools & Services - 0.0%
Illumina, Inc. 0.25% 3/15/16 (e)	3,790	3,610
TOTAL HEALTH CARE		17,881
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. 5.625% 2/15/13	4,900	3,602
TOTAL CORPORATE BONDS (Cost $20,275)		21,483
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $3,598)	3,597,500	$ 3,598
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,090,323)		5,310,133
NET OTHER ASSETS (LIABILITIES) - 0.2%		8,122
NET ASSETS - 100%		$ 5,318,255
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,723,000 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	90
Total	$ 99
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 723,026	$ 723,026	$ -	$ -
Consumer Staples	587,064	587,064	-	-
Energy	617,293	547,193	70,100	-
Financials	978,498	959,439	19,059	-
Health Care	566,203	555,985	10,218	-
Industrials	721,227	715,628	5,599	-
Information Technology	936,658	936,658	-	-
Materials	27,141	27,141	-	-
Telecommunication Services	25,763	25,763	-	-
Utilities	102,179	59,631	42,548	-
Corporate Bonds	21,483	-	21,483	-
Money Market Funds	3,598	3,598	-	-
Total Investments in Securities:	$ 5,310,133	$ 5,141,126	$ 169,007	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
United Kingdom	5.5%
Canada	1.5%
Netherlands	1.5%
France	1.3%
Germany	1.2%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,408) - See accompanying schedule: Unaffiliated issuers (cost $5,086,725)	$ 5,306,535
Fidelity Central Funds (cost $3,598)	3,598
Total Investments (cost $5,090,323)		$ 5,310,133
Receivable for investments sold		54,100
Receivable for fund shares sold		26,845
Dividends receivable		4,772
Interest receivable		171
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		12
Other receivables		610
Total assets		5,396,659

Liabilities
Payable to custodian bank	$ 1,516
Payable for investments purchased	63,754
Payable for fund shares redeemed	5,874
Accrued management fee	2,016
Other affiliated payables	1,009
Other payables and accrued expenses	637
Collateral on securities loaned, at value	3,598
Total liabilities		78,404

Net Assets		$ 5,318,255
Net Assets consist of:
Paid in capital		$ 9,985,470
Undistributed net investment income		1,236
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,888,308)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		219,857
Net Assets		$ 5,318,255

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Growth & Income: Net Asset Value, offering price and redemption price per share ($4,834,192 ÷ 254,261 shares)	$ 19.01

Class K: Net Asset Value, offering price and redemption price per share ($484,063 ÷ 25,477 shares)	$ 19.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 61,422
Interest		447
Income from Fidelity Central Funds		99
Total income		61,968

Expenses
Management fee	$ 11,503
Transfer agent fees	5,469
Accounting and security lending fees	544
Custodian fees and expenses	111
Independent trustees' compensation	18
Registration fees	31
Audit	43
Legal	42
Interest	1
Miscellaneous	95
Total expenses before reductions	17,857
Net investment income (loss)		44,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(22,699)
Foreign currency transactions	(161)
Total net realized gain (loss)		(22,860)
Change in net unrealized appreciation (depreciation) on: Investment securities	134,371
Assets and liabilities in foreign currencies	(77)
Total change in net unrealized appreciation (depreciation)		134,294
Net gain (loss)		111,434
Net increase (decrease) in net assets resulting from operations		$ 155,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,111	$ 66,618
Net realized gain (loss)	(22,860)	1,411,621
Change in net unrealized appreciation (depreciation)	134,294	(422,767)
Net increase (decrease) in net assets resulting from operations	155,545	1,055,472
Distributions to shareholders from net investment income	(46,735)	(61,849)
Distributions to shareholders from net realized gain	(2,799)	-
Total distributions	(49,534)	(61,849)
Share transactions - net increase (decrease)	(243,266)	(1,247,529)
Total increase (decrease) in net assets	(137,255)	(253,906)

Net Assets
Beginning of period	5,455,510	5,709,416
End of period (including undistributed net investment income of $1,236 and undistributed net investment income of $3,860, respectively)	$ 5,318,255	$ 5,455,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth & Income

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.58	$ 15.75	$ 14.38	$ 21.88	$ 31.92	$ 34.16
Income from Investment Operations
Net investment income (loss) D	.15	.20	.10	.15	.35	.27
Net realized and unrealized gain (loss)	.45	2.82	1.37	(7.43)	(6.25)	3.84
Total from investment operations	.60	3.02	1.47	(7.28)	(5.90)	4.11
Distributions from net investment income	(.16)	(.19)	(.10)	(.19)	(.33)	(.27)
Distributions from net realized gain	(.01)	-	(.01)	(.03)	(3.81)	(6.08)
Total distributions	(.17)	(.19)	(.10) H	(.22)	(4.14)	(6.35)
Net asset value, end of period	$ 19.01	$ 18.58	$ 15.75	$ 14.38	$ 21.88	$ 31.92
Total Return B, C	3.35%	19.16%	10.25%	(33.32)%	(20.91)%	14.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.72%	.75%	.78%	.68%	.68%
Expenses net of fee waivers, if any	.73% A	.72%	.75%	.78%	.68%	.68%
Expenses net of all reductions	.73% A	.71%	.74%	.78%	.67%	.67%
Net investment income (loss)	1.75% A	1.09%	.63%	1.07%	1.29%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 4,834	$ 5,052	$ 5,417	$ 5,993	$ 12,552	$ 22,693
Portfolio turnover rate F	62% A	129%	98%	122%	52%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.57	$ 15.74	$ 14.38	$ 21.88	$ 25.34
Income from Investment Operations
Net investment income (loss) D	.17	.23	.13	.16	.09
Net realized and unrealized gain (loss)	.45	2.82	1.37	(7.40)	(3.45)
Total from investment operations	.62	3.05	1.50	(7.24)	(3.36)
Distributions from net investment income	(.18)	(.22)	(.13)	(.23)	(.10)
Distributions from net realized gain	(.01)	-	(.01)	(.03)	-
Total distributions	(.19)	(.22)	(.14) I	(.26)	(.10)
Net asset value, end of period	$ 19.00	$ 18.57	$ 15.74	$ 14.38	$ 21.88
Total Return B, C	3.44%	19.40%	10.41%	(33.12)%	(13.22)%
Ratios to Average Net Assets E, H
Expenses before reductions	.55% A	.54%	.54%	.56%	.55% A
Expenses net of fee waivers, if any	.55% A	.54%	.54%	.56%	.55% A
Expenses net of all reductions	.55% A	.53%	.53%	.55%	.55% A
Net investment income (loss)	1.93% A	1.27%	.84%	1.29%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 484,063	$ 403,452	$ 292,021	$ 349,324	$ 87
Portfolio turnover rate F	62% A	129%	98%	122%	52%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 483,543
Gross unrealized depreciation	(296,902)
Net unrealized appreciation (depreciation) on securities and other investments	$ 186,641

Tax cost	$ 5,123,492

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

At July 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (1,660,464)
2018	(3,168,341)
Total capital loss carryforward	$ (4,828,805)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,589,897 and $1,816,955, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth & Income	$ 5,430.23
Class K	111.05
	$ 5,541

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $61 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,984.36%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Semiannual Report

7. Committed Line of Credit - continued

amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $90. During the period, there were no securities loaned to FCM.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Growth & Income	$ 42,571	$ 54,597
Class K	4,164	7,252
Total	$ 46,735	$ 61,849
From net realized gain
Growth & Income	$ 2,563	$ -
Class K	236	-
Total	$ 2,799	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Growth & Income
Shares sold	9,181	10,892	$ 165,445	$ 196,623
Reinvestment of distributions	2,505	2,827	43,354	52,490
Shares redeemed	(29,293)	(85,823)	(519,531)	(1,509,810)
Net increase (decrease)	(17,607)	(72,104)	$ (310,732)	$ (1,260,697)
Class K
Shares sold	6,081	26,831	$ 109,341	$ 447,073
Reinvestment of distributions	254	390	4,400	7,252
Shares redeemed	(2,583)	(24,047)	(46,275)	(441,157)
Net increase (decrease)	3,752	3,174	$ 67,466	$ 13,168

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research

(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) 1-800-544-8544

Automated line for quickest service

GAI-USAN-0312
1.789285.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Growth & Income

Portfolio -
Class K

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.fidelity.advisor.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Growth & Income	.73%
Actual		$ 1,000.00	$ 1,033.50	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.71
Class K	.55%
Actual		$ 1,000.00	$ 1,034.40	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.37	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.1	3.6
JPMorgan Chase & Co.	3.6	3.3
Chevron Corp.	3.5	3.8
Wells Fargo & Co.	3.5	3.9
Exxon Mobil Corp.	3.2	3.6
General Electric Co.	2.2	1.3
Merck & Co., Inc.	1.8	1.8
Procter & Gamble Co.	1.7	1.4
Google, Inc. Class A	1.7	1.7
Microsoft Corp.	1.7	1.2
	27.0
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.5	17.6
Information Technology	17.6	18.1
Consumer Discretionary	13.7	13.2
Industrials	13.6	12.6
Energy	11.6	11.5
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Stocks 98.7%		Stocks 98.7%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 1.0%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	13.4%	** Foreign investments	18.7%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.2%
Johnson Controls, Inc.	411,467	$ 13,072
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	125,627	10,744
Distributors - 0.4%
Li & Fung Ltd.	7,814,000	17,088
LKQ Corp. (a)	162,100	5,284
		22,372
Hotels, Restaurants & Leisure - 2.0%
Darden Restaurants, Inc.	155,300	7,124
McDonald's Corp.	688,736	68,219
Yum! Brands, Inc.	518,796	32,855
		108,198
Household Durables - 1.6%
D.R. Horton, Inc.	1,447,471	20,149
Lennar Corp. Class A	141,100	3,032
Newell Rubbermaid, Inc.	374,248	6,912
Ryland Group, Inc.	1,300,205	23,664
Toll Brothers, Inc. (a)	1,380,026	30,098
		83,855
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	548,489	19,148
Media - 4.4%
Comcast Corp. Class A	3,077,400	81,828
Informa PLC	259,508	1,599
Kabel Deutschland Holding AG (a)	50,400	2,628
Regal Entertainment Group Class A	312,464	3,890
The Walt Disney Co.	596,573	23,207
Time Warner Cable, Inc.	313,924	23,142
Time Warner, Inc.	2,131,228	78,983
Viacom, Inc. Class B (non-vtg.)	377,518	17,758
		233,035
Multiline Retail - 1.5%
Target Corp.	1,562,390	79,385
Specialty Retail - 2.2%
Destination Maternity Corp.	187,601	3,131
Limited Brands, Inc.	150,300	6,292
Lowe's Companies, Inc.	3,119,283	83,690
Staples, Inc.	1,472,928	21,549
		114,662
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	29,700	$ 3,905
TOTAL CONSUMER DISCRETIONARY		688,376
CONSUMER STAPLES - 11.0%
Beverages - 3.6%
Dr Pepper Snapple Group, Inc.	858,825	33,340
Molson Coors Brewing Co. Class B	119,997	5,147
PepsiCo, Inc.	1,193,319	78,365
The Coca-Cola Co.	1,071,954	72,389
		189,241
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	632,404	26,403
Sysco Corp.	607,047	18,278
Walgreen Co.	635,250	21,192
		65,873
Food Products - 0.7%
Danone	568,877	35,109
Household Products - 3.6%
Colgate-Palmolive Co.	352,556	31,984
Kimberly-Clark Corp.	949,744	67,964
Procter & Gamble Co.	1,464,771	92,339
WD-40 Co.	37,154	1,625
		193,912
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	687,832	63,425
Lorillard, Inc.	367,859	39,504
		102,929
TOTAL CONSUMER STAPLES		587,064
ENERGY - 11.6%
Energy Equipment & Services - 1.2%
BW Offshore Ltd.	717,255	1,083
Exterran Partners LP	443,457	10,359
Halliburton Co.	971,102	35,717
Helmerich & Payne, Inc.	97,434	6,013
Schlumberger Ltd.	144,700	10,877
		64,049
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.4%
ARC Resources Ltd.	425,700	$ 10,320
Atlas Pipeline Partners, LP	293,700	11,017
Bonavista Energy Corp. (e)	220,600	4,981
Chevron Corp.	1,825,816	188,205
EXCO Resources, Inc.	558,600	4,391
Exxon Mobil Corp.	2,029,376	169,940
Inergy LP	192,100	3,621
Inergy Midstream LP	276,157	5,628
Legacy Reserves LP	219,830	6,232
Occidental Petroleum Corp.	130,300	13,000
Penn West Petroleum Ltd.	434,900	9,477
Royal Dutch Shell PLC Class A (United Kingdom)	1,975,700	70,100
Suncor Energy, Inc.	1,120,700	38,603
Talisman Energy, Inc.	354,700	4,238
Williams Companies, Inc.	468,129	13,491
		553,244
TOTAL ENERGY		617,293
FINANCIALS - 18.4%
Capital Markets - 3.9%
Apollo Global Management LLC Class A	455,303	6,775
Ashmore Group PLC	3,569,978	20,896
BlackRock, Inc. Class A	49,995	9,099
Charles Schwab Corp.	2,211,639	25,766
Goldman Sachs Group, Inc.	129,048	14,385
Greenhill & Co., Inc.	75,500	3,515
KKR & Co. LP	1,577,184	22,049
Morgan Stanley	1,785,103	33,292
Northern Trust Corp.	570,705	23,519
State Street Corp.	267,347	10,475
T. Rowe Price Group, Inc.	281,178	16,263
The Blackstone Group LP	1,101,217	17,410
UBS AG (NY Shares) (a)	449,500	6,109
		209,553
Commercial Banks - 7.3%
Bank of Montreal	60,400	3,511
BB&T Corp.	1,988,098	54,056
City National Corp.	132,933	6,099
Comerica, Inc.	146,971	4,067
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
DBS Group Holdings Ltd.	258,164	$ 2,781
First Niagara Financial Group, Inc.	899,563	8,609
HSBC Holdings PLC sponsored ADR	98,600	4,124
Regions Financial Corp.	821,652	4,289
Standard Chartered PLC (United Kingdom)	658,646	15,923
SunTrust Banks, Inc.	1,506,418	30,987
U.S. Bancorp	2,414,012	68,123
Wells Fargo & Co.	6,343,420	185,291
		387,860
Diversified Financial Services - 5.2%
Citigroup, Inc.	1,648,164	50,632
CME Group, Inc.	25,404	6,085
JPMorgan Chase & Co.	5,070,495	189,129
KKR Financial Holdings LLC	3,533,118	31,268
		277,114
Insurance - 0.8%
Euler Hermes SA	79,649	5,267
Lincoln National Corp.	215,300	4,638
MetLife, Inc.	303,600	10,726
MetLife, Inc. unit	278,800	19,059
		39,690
Real Estate Investment Trusts - 1.2%
American Capital Agency Corp.	226,000	6,626
CBL & Associates Properties, Inc.	1,212,196	21,056
Education Realty Trust, Inc.	264,400	2,829
Public Storage	122,566	17,020
Rayonier, Inc.	69,700	3,187
Sun Communities, Inc.	176,859	7,094
Ventas, Inc.	77,300	4,507
		62,319
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. (a)	23,678	90
Radian Group, Inc.	680,837	1,872
		1,962
TOTAL FINANCIALS		978,498
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.1%
Biotechnology - 1.2%
Amgen, Inc.	866,216	$ 58,825
ARIAD Pharmaceuticals, Inc. (a)	463,781	6,841
		65,666
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	38,300	2,125
Meridian Bioscience, Inc.	258,122	4,502
St. Jude Medical, Inc.	152,200	6,348
		12,975
Health Care Providers & Services - 2.1%
Aetna, Inc.	297,573	13,004
Brookdale Senior Living, Inc. (a)	768,800	13,531
Express Scripts, Inc. (a)	86,014	4,400
McKesson Corp.	562,754	45,988
Medco Health Solutions, Inc. (a)	161,475	10,015
Quest Diagnostics, Inc.	8,900	517
WellPoint, Inc.	407,490	26,210
		113,665
Life Sciences Tools & Services - 0.2%
QIAGEN NV (a)	488,108	7,898
Pharmaceuticals - 6.4%
Abbott Laboratories	682,427	36,953
Cardiome Pharma Corp. (a)	806,400	1,911
Eli Lilly & Co.	108,300	4,304
GlaxoSmithKline PLC sponsored ADR	1,035,654	46,128
Johnson & Johnson	791,208	52,149
Merck & Co., Inc.	2,550,779	97,593
Pfizer, Inc.	3,319,900	71,046
Roche Holding AG (participation certificate)	107,573	18,212
Sanofi-aventis	137,828	10,218
		338,514
TOTAL HEALTH CARE		538,718
INDUSTRIALS - 13.6%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	678,732	39,394
MTU Aero Engines Holdings AG	65,087	4,538
Raytheon Co.	398,837	19,140
Rockwell Collins, Inc.	676,896	39,186
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	565,900	$ 41,978
United Technologies Corp.	661,400	51,821
		196,057
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	133,726	9,206
United Parcel Service, Inc. Class B	495,882	37,513
		46,719
Building Products - 0.9%
Lennox International, Inc.	447,134	16,186
Owens Corning (a)	915,361	30,893
		47,079
Commercial Services & Supplies - 0.6%
Healthcare Services Group, Inc.	284,215	5,312
Interface, Inc. Class A	277,200	3,684
Intrum Justitia AB	109,000	1,719
Republic Services, Inc.	569,036	16,661
Ritchie Brothers Auctioneers, Inc. (d)	213,400	5,026
US Ecology, Inc.	84,935	1,590
		33,992
Electrical Equipment - 0.8%
Acuity Brands, Inc.	38,000	2,213
Emerson Electric Co.	736,055	37,819
Zumtobel AG	127,357	2,315
		42,347
Industrial Conglomerates - 4.2%
3M Co.	71,076	6,163
Danaher Corp.	718,400	37,723
General Electric Co.	6,244,904	116,842
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	2,874,421	58,236
Siemens AG (d)	59,292	5,599
		224,563
Machinery - 1.3%
Douglas Dynamics, Inc.	713,320	9,708
Graco, Inc.	152,143	6,996
Illinois Tool Works, Inc.	168,850	8,954
Ingersoll-Rand PLC	805,375	28,140
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	187,894	$ 8,305
Pfeiffer Vacuum Technology AG	39,466	4,059
		66,162
Professional Services - 0.9%
Bureau Veritas SA	251,895	18,473
Michael Page International PLC	3,408,548	20,902
Robert Half International, Inc.	345,438	9,565
		48,940
Road & Rail - 0.0%
J.B. Hunt Transport Services, Inc.	21,900	1,118
Trading Companies & Distributors - 0.3%
Watsco, Inc.	206,606	14,250
TOTAL INDUSTRIALS		721,227
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 2.0%
Cisco Systems, Inc.	3,576,794	70,212
Juniper Networks, Inc. (a)	836,977	17,518
QUALCOMM, Inc.	360,102	21,181
		108,911
Computers & Peripherals - 5.5%
Apple, Inc. (a)	478,290	218,325
EMC Corp. (a)	1,427,700	36,778
Hewlett-Packard Co.	1,284,120	35,930
		291,033
Electronic Equipment & Components - 0.3%
Coretronic Corp.	7,654,000	6,466
Everlight Electronics Co. Ltd.	3,600,000	6,885
Premier Farnell PLC	1,244,679	4,057
		17,408
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	156,293	90,667
IT Services - 5.2%
Accenture PLC Class A	203,010	11,641
Cognizant Technology Solutions Corp. Class A (a)	293,150	21,034
Fidelity National Information Services, Inc.	898,157	25,651
International Business Machines Corp.	209,300	40,311
MasterCard, Inc. Class A	148,450	52,784
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	2,294,871	$ 72,288
The Western Union Co.	234,691	4,483
Visa, Inc. Class A	466,113	46,910
		275,102
Semiconductors & Semiconductor Equipment - 0.4%
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,478,921	14,006
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	522,938	7,363
		21,369
Software - 2.5%
ANSYS, Inc. (a)	86,600	5,238
Microsoft Corp.	3,010,196	88,891
Oracle Corp.	836,190	23,581
Royalblue Group PLC	130,986	3,425
Solera Holdings, Inc.	230,953	11,033
		132,168
TOTAL INFORMATION TECHNOLOGY		936,658
MATERIALS - 0.5%
Chemicals - 0.3%
Air Products & Chemicals, Inc.	96,056	8,456
E.I. du Pont de Nemours & Co.	164,960	8,395
Rentech Nitrogen Partners LP	26,231	600
		17,451
Metals & Mining - 0.2%
Nucor Corp.	217,800	9,690
TOTAL MATERIALS		27,141
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	310,520	11,499
Koninklijke KPN NV	1,053,918	11,552
		23,051
Wireless Telecommunication Services - 0.1%
NTELOS Holdings Corp.	118,789	2,712
TOTAL TELECOMMUNICATION SERVICES		25,763
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.8%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	207,862	$ 8,223
Exelon Corp.	65,100	2,590
FirstEnergy Corp.	85,261	3,600
NextEra Energy, Inc.	156,768	9,383
PPL Corp.	450,453	12,518
		36,314
Gas Utilities - 0.2%
National Fuel Gas Co.	175,515	8,825
ONEOK, Inc.	60,195	5,006
		13,831
Multi-Utilities - 0.9%
National Grid PLC	3,685,874	36,708
TECO Energy, Inc.	525,548	9,486
		46,194
TOTAL UTILITIES		96,339
TOTAL COMMON STOCKS (Cost $4,995,332)		5,217,077
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	91,700	3,674
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00%	124,041	27,485
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	111,300	5,840
TOTAL CONVERTIBLE PREFERRED STOCKS		36,999
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Volkswagen AG	174,975	$ 30,976
TOTAL PREFERRED STOCKS (Cost $71,118)		67,975
Corporate Bonds - 0.4%
	Principal Amount (000s)
Convertible Bonds - 0.3%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
HeartWare International, Inc. 3.5% 12/15/17	$ 3,980	4,139
Integra LifeSciences Holdings Corp. 1.625% 12/15/16 (e)	11,790	10,132
		14,271
Life Sciences Tools & Services - 0.0%
Illumina, Inc. 0.25% 3/15/16 (e)	3,790	3,610
TOTAL HEALTH CARE		17,881
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. 5.625% 2/15/13	4,900	3,602
TOTAL CORPORATE BONDS (Cost $20,275)		21,483
Money Market Funds - 0.0%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $3,598)	3,597,500	$ 3,598
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,090,323)		5,310,133
NET OTHER ASSETS (LIABILITIES) - 0.2%		8,122
NET ASSETS - 100%		$ 5,318,255
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,723,000 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	90
Total	$ 99
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 723,026	$ 723,026	$ -	$ -
Consumer Staples	587,064	587,064	-	-
Energy	617,293	547,193	70,100	-
Financials	978,498	959,439	19,059	-
Health Care	566,203	555,985	10,218	-
Industrials	721,227	715,628	5,599	-
Information Technology	936,658	936,658	-	-
Materials	27,141	27,141	-	-
Telecommunication Services	25,763	25,763	-	-
Utilities	102,179	59,631	42,548	-
Corporate Bonds	21,483	-	21,483	-
Money Market Funds	3,598	3,598	-	-
Total Investments in Securities:	$ 5,310,133	$ 5,141,126	$ 169,007	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
United Kingdom	5.5%
Canada	1.5%
Netherlands	1.5%
France	1.3%
Germany	1.2%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,408) - See accompanying schedule: Unaffiliated issuers (cost $5,086,725)	$ 5,306,535
Fidelity Central Funds (cost $3,598)	3,598
Total Investments (cost $5,090,323)		$ 5,310,133
Receivable for investments sold		54,100
Receivable for fund shares sold		26,845
Dividends receivable		4,772
Interest receivable		171
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		12
Other receivables		610
Total assets		5,396,659

Liabilities
Payable to custodian bank	$ 1,516
Payable for investments purchased	63,754
Payable for fund shares redeemed	5,874
Accrued management fee	2,016
Other affiliated payables	1,009
Other payables and accrued expenses	637
Collateral on securities loaned, at value	3,598
Total liabilities		78,404

Net Assets		$ 5,318,255
Net Assets consist of:
Paid in capital		$ 9,985,470
Undistributed net investment income		1,236
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,888,308)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		219,857
Net Assets		$ 5,318,255

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Growth & Income: Net Asset Value, offering price and redemption price per share ($4,834,192 ÷ 254,261 shares)	$ 19.01

Class K: Net Asset Value, offering price and redemption price per share ($484,063 ÷ 25,477 shares)	$ 19.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 61,422
Interest		447
Income from Fidelity Central Funds		99
Total income		61,968

Expenses
Management fee	$ 11,503
Transfer agent fees	5,469
Accounting and security lending fees	544
Custodian fees and expenses	111
Independent trustees' compensation	18
Registration fees	31
Audit	43
Legal	42
Interest	1
Miscellaneous	95
Total expenses before reductions	17,857
Net investment income (loss)		44,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(22,699)
Foreign currency transactions	(161)
Total net realized gain (loss)		(22,860)
Change in net unrealized appreciation (depreciation) on: Investment securities	134,371
Assets and liabilities in foreign currencies	(77)
Total change in net unrealized appreciation (depreciation)		134,294
Net gain (loss)		111,434
Net increase (decrease) in net assets resulting from operations		$ 155,545

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,111	$ 66,618
Net realized gain (loss)	(22,860)	1,411,621
Change in net unrealized appreciation (depreciation)	134,294	(422,767)
Net increase (decrease) in net assets resulting from operations	155,545	1,055,472
Distributions to shareholders from net investment income	(46,735)	(61,849)
Distributions to shareholders from net realized gain	(2,799)	-
Total distributions	(49,534)	(61,849)
Share transactions - net increase (decrease)	(243,266)	(1,247,529)
Total increase (decrease) in net assets	(137,255)	(253,906)

Net Assets
Beginning of period	5,455,510	5,709,416
End of period (including undistributed net investment income of $1,236 and undistributed net investment income of $3,860, respectively)	$ 5,318,255	$ 5,455,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth & Income

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.58	$ 15.75	$ 14.38	$ 21.88	$ 31.92	$ 34.16
Income from Investment Operations
Net investment income (loss) D	.15	.20	.10	.15	.35	.27
Net realized and unrealized gain (loss)	.45	2.82	1.37	(7.43)	(6.25)	3.84
Total from investment operations	.60	3.02	1.47	(7.28)	(5.90)	4.11
Distributions from net investment income	(.16)	(.19)	(.10)	(.19)	(.33)	(.27)
Distributions from net realized gain	(.01)	-	(.01)	(.03)	(3.81)	(6.08)
Total distributions	(.17)	(.19)	(.10) H	(.22)	(4.14)	(6.35)
Net asset value, end of period	$ 19.01	$ 18.58	$ 15.75	$ 14.38	$ 21.88	$ 31.92
Total Return B, C	3.35%	19.16%	10.25%	(33.32)%	(20.91)%	14.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.72%	.75%	.78%	.68%	.68%
Expenses net of fee waivers, if any	.73% A	.72%	.75%	.78%	.68%	.68%
Expenses net of all reductions	.73% A	.71%	.74%	.78%	.67%	.67%
Net investment income (loss)	1.75% A	1.09%	.63%	1.07%	1.29%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 4,834	$ 5,052	$ 5,417	$ 5,993	$ 12,552	$ 22,693
Portfolio turnover rate F	62% A	129%	98%	122%	52%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.10 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.57	$ 15.74	$ 14.38	$ 21.88	$ 25.34
Income from Investment Operations
Net investment income (loss) D	.17	.23	.13	.16	.09
Net realized and unrealized gain (loss)	.45	2.82	1.37	(7.40)	(3.45)
Total from investment operations	.62	3.05	1.50	(7.24)	(3.36)
Distributions from net investment income	(.18)	(.22)	(.13)	(.23)	(.10)
Distributions from net realized gain	(.01)	-	(.01)	(.03)	-
Total distributions	(.19)	(.22)	(.14) I	(.26)	(.10)
Net asset value, end of period	$ 19.00	$ 18.57	$ 15.74	$ 14.38	$ 21.88
Total Return B, C	3.44%	19.40%	10.41%	(33.12)%	(13.22)%
Ratios to Average Net Assets E, H
Expenses before reductions	.55% A	.54%	.54%	.56%	.55% A
Expenses net of fee waivers, if any	.55% A	.54%	.54%	.56%	.55% A
Expenses net of all reductions	.55% A	.53%	.53%	.55%	.55% A
Net investment income (loss)	1.93% A	1.27%	.84%	1.29%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 484,063	$ 403,452	$ 292,021	$ 349,324	$ 87
Portfolio turnover rate F	62% A	129%	98%	122%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 483,543
Gross unrealized depreciation	(296,902)
Net unrealized appreciation (depreciation) on securities and other investments	$ 186,641

Tax cost	$ 5,123,492

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

At July 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (1,660,464)
2018	(3,168,341)
Total capital loss carryforward	$ (4,828,805)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,589,897 and $1,816,955, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth & Income	$ 5,430.23
Class K	111.05
	$ 5,541

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $61 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,984.36%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Semiannual Report

7. Committed Line of Credit - continued

amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $90. During the period, there were no securities loaned to FCM.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Growth & Income	$ 42,571	$ 54,597
Class K	4,164	7,252
Total	$ 46,735	$ 61,849
From net realized gain
Growth & Income	$ 2,563	$ -
Class K	236	-
Total	$ 2,799	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Growth & Income
Shares sold	9,181	10,892	$ 165,445	$ 196,623
Reinvestment of distributions	2,505	2,827	43,354	52,490
Shares redeemed	(29,293)	(85,823)	(519,531)	(1,509,810)
Net increase (decrease)	(17,607)	(72,104)	$ (310,732)	$ (1,260,697)
Class K
Shares sold	6,081	26,831	$ 109,341	$ 447,073
Reinvestment of distributions	254	390	4,400	7,252
Shares redeemed	(2,583)	(24,047)	(46,275)	(441,157)
Net increase (decrease)	3,752	3,174	$ 67,466	$ 13,168

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Northern Trust Company

Chicago, IL

GAI-K-USAN-0312
1.863232.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

International Real Estate

Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.44%
Actual		$ 1,000.00	$ 858.00	$ 6.73
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.30
Class T	1.70%
Actual		$ 1,000.00	$ 856.60	$ 7.93
HypotheticalA		$ 1,000.00	$ 1,016.59	$ 8.62
Class B	2.19%
Actual		$ 1,000.00	$ 855.70	$ 10.22
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 11.09
Class C	2.19%
Actual		$ 1,000.00	$ 854.70	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 11.09
International Real Estate	1.19%
Actual		$ 1,000.00	$ 858.80	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 6.04
Institutional Class	1.20%
Actual		$ 1,000.00	$ 858.80	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.10	$ 6.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Sun Hung Kai Properties Ltd.	8.3	6.0
Westfield Group unit	7.8	5.9
Mitsui Fudosan Co. Ltd.	5.7	6.3
Sumitomo Realty & Development Co. Ltd.	4.4	3.9
Unibail-Rodamco	3.9	5.6
Hang Lung Properties Ltd.	2.8	3.6
British Land Co. PLC	2.7	2.3
The GPT Group unit	2.6	2.5
Global Logistic Properties Ltd.	2.6	2.2
Big Yellow Group PLC	2.5	1.6
	43.3
Top Five Countries as of January 31, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	16.1	18.6
Australia	16.0	13.0
Hong Kong	15.0	21.4
United Kingdom	12.8	10.3
Singapore	7.5	8.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	25.7	21.2
REITs - Office Buildings	6.9	5.9
REITs - Shopping Centers	3.3	2.3
REITs - Industrial Buildings	3.1	3.5
REITs - Hotels	0.8	0.0
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Stocks 94.1%		Stocks 97.5%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	94.1%	** Foreign investments	97.5%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 16.0%
Abacus Property Group unit	895,037	$ 1,738,813
Charter Hall Group unit	1,084,477	2,463,741
Goodman Group unit	6,841,681	4,648,402
Mirvac Group unit	4,570,384	5,992,121
The GPT Group unit	2,145,735	7,038,749
Westfield Group unit	2,298,560	20,741,286
TOTAL AUSTRALIA		42,623,112
Bailiwick of Jersey - 1.0%
Atrium European Real Estate Ltd.	575,646	2,642,736
Belgium - 0.6%
Warehouses de Pauw	32,185	1,579,035
Bermuda - 6.4%
Asia Standard International Group	2,218,000	337,480
C C Land Holdings Ltd.	5,345,000	1,164,766
Csi Properties Ltd.	38,680,000	1,187,046
Great Eagle Holdings Ltd.	1,148,088	2,827,566
Hongkong Land Holdings Ltd.	1,178,000	6,066,700
Kerry Properties Ltd.	1,186,500	4,551,546
Soundwill Holdings Ltd.	728,000	877,702
TOTAL BERMUDA		17,012,806
Brazil - 2.5%
BR Malls Participacoes SA	58,300	636,322
Companhia Brasileira de Desenvolvimento Imobiliario Turistico SA (a)	126,600	1,159,341
Even Construtora e Incorporadora SA	225,700	930,082
Iguatemi Empresa de Shopping Centers SA	63,300	1,348,096
Multiplan Empreendimentos Imobiliarios SA	116,800	2,673,993
TOTAL BRAZIL		6,747,834
Cayman Islands - 2.2%
Country Garden Holdings Co. Ltd.	4,513,000	1,937,821
Longfor Properties Co. Ltd.	883,500	1,162,013
SOHO China Ltd.	3,789,000	2,486,833
SPG Land (Holdings) Ltd.	929,000	170,102
TOTAL CAYMAN ISLANDS		5,756,769
Chile - 0.5%
Parque Arauco SA	732,471	1,300,762
China - 0.7%
Guangzhou R F Properties Co. Ltd. (H Shares)	1,910,400	1,872,156
Common Stocks - continued
	Shares	Value
France - 7.3%
Altarea	14,581	$ 2,267,568
Gecina SA	19,450	1,856,838
Klepierre SA	63,500	1,906,524
Societe de la Tour Eiffel	30,900	1,596,418
Societe Fonciere Lyonnaise SA	28,400	1,300,102
Unibail-Rodamco	54,307	10,427,327
TOTAL FRANCE		19,354,777
Germany - 1.9%
alstria office REIT-AG	126,965	1,516,661
GSW Immobilien AG	116,300	3,603,594
TOTAL GERMANY		5,120,255
Hong Kong - 15.0%
Hang Lung Properties Ltd.	2,161,000	7,426,021
Hysan Development Co. Ltd.	1,176,500	4,626,962
Link (REIT)	425,000	1,548,145
Magnificent Estates Ltd.	27,344,000	951,985
Sino Land Ltd.	1,960,000	3,265,298
Sun Hung Kai Properties Ltd.	1,587,226	21,980,992
TOTAL HONG KONG		39,799,403
Italy - 0.6%
Beni Stabili SpA SIIQ	3,466,900	1,716,774
Japan - 16.1%
BLife Investment Corp.	531	3,395,809
Goldcrest Co. Ltd.	76,060	1,317,056
Hulic Co. Ltd.	101,400	1,210,468
Japan Retail Fund Investment Corp.	2,665	3,863,079
Kenedix, Inc. (a)(d)	13,803	1,825,190
Mitsui Fudosan Co. Ltd.	916,000	15,056,382
Nomura Real Estate Holdings, Inc.	284,900	4,421,313
Sumitomo Realty & Development Co. Ltd.	611,000	11,606,034
TOTAL JAPAN		42,695,331
Russia - 0.5%
LSR Group OJSC GDR (Reg. S)	291,700	1,390,534
Singapore - 7.5%
CapitaLand Ltd.	2,796,870	5,847,890
CDL Hospitality Trusts unit	1,445,000	2,039,094
Global Logistic Properties Ltd. (a)	4,344,000	6,872,489
Common Stocks - continued
	Shares	Value
Singapore - continued
Parkway Life REIT	951,000	$ 1,341,992
Wing Tai Holdings Ltd.	3,887,000	3,800,938
TOTAL SINGAPORE		19,902,403
Sweden - 2.5%
Castellum AB (d)	268,600	3,415,745
Wihlborgs Fastigheter AB	237,400	3,245,839
TOTAL SWEDEN		6,661,584
United Kingdom - 12.8%
Big Yellow Group PLC	1,479,900	6,525,838
British Land Co. PLC	935,689	7,205,120
Capital Shopping Centres Group PLC	684,800	3,488,119
Derwent London PLC	242,800	6,401,781
Helical Bar PLC	838,000	2,446,575
Land Securities Group PLC	412,500	4,384,924
Quintain Estates & Development PLC (a)	1,737,100	1,081,379
St. Modwen Properties PLC	1,259,600	2,471,486
TOTAL UNITED KINGDOM		34,005,222
TOTAL COMMON STOCKS (Cost $302,828,811)		250,181,493
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.12% (b)	14,567,298	14,567,298
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	165,868	165,868
TOTAL MONEY MARKET FUNDS (Cost $14,733,166)		14,733,166
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $317,561,977)		264,914,659
NET OTHER ASSETS (LIABILITIES) - 0.3%		865,909
NET ASSETS - 100%		$ 265,780,568
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,348
Fidelity Securities Lending Cash Central Fund	6,433
Total	$ 12,781
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $158,059) - See accompanying schedule: Unaffiliated issuers (cost $302,828,811)	$ 250,181,493
Fidelity Central Funds (cost $14,733,166)	14,733,166
Total Investments (cost $317,561,977)		$ 264,914,659
Foreign currency held at value (cost $232,362)		230,478
Receivable for investments sold		9,535,670
Receivable for fund shares sold		353,586
Dividends receivable		537,786
Distributions receivable from Fidelity Central Funds		1,506
Prepaid expenses		699
Other receivables		65,781
Total assets		275,640,165

Liabilities
Payable for investments purchased	$ 8,910,906
Payable for fund shares redeemed	446,737
Accrued management fee	160,006
Distribution and service plan fees payable	4,343
Other affiliated payables	73,437
Other payables and accrued expenses	98,300
Collateral on securities loaned, at value	165,868
Total liabilities		9,859,597

Net Assets		$ 265,780,568
Net Assets consist of:
Paid in capital		$ 637,935,077
Undistributed net investment income		472,768
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(319,961,150)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(52,666,127)
Net Assets		$ 265,780,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,479,408 ÷ 857,648 shares)	$ 7.55

Maximum offering price per share (100/94.25 of $7.55)	$ 8.01
Class T: Net Asset Value and redemption price per share ($2,030,731 ÷ 269,997 shares)	$ 7.52

Maximum offering price per share (100/96.50 of $7.52)	$ 7.79
Class B: Net Asset Value and offering price per share ($427,114 ÷ 57,209 shares)A	$ 7.47

Class C: Net Asset Value and offering price per share ($2,451,092 ÷ 329,434 shares)A	$ 7.44

International Real Estate: Net Asset Value, offering price and redemption price per share ($252,642,506 ÷ 33,185,709 shares)	$ 7.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,749,717 ÷ 230,436 shares)	$ 7.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 3,954,638
Interest		64
Income from Fidelity Central Funds		12,781
Income before foreign taxes withheld		3,967,483
Less foreign taxes withheld		(173,459)
Total income		3,794,024

Expenses
Management fee	$ 949,177
Transfer agent fees	400,607
Distribution and service plan fees	27,224
Accounting and security lending fees	69,602
Custodian fees and expenses	101,842
Independent trustees' compensation	928
Registration fees	36,844
Audit	41,189
Legal	728
Miscellaneous	1,396
Total expenses before reductions	1,629,537
Expense reductions	(136,716)	1,492,821
Net investment income (loss)		2,301,203
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,913,335)
Foreign currency transactions	(232,341)
Total net realized gain (loss)		(25,145,676)
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,389,224)
Assets and liabilities in foreign currencies	(7,886)
Total change in net unrealized appreciation (depreciation)		(25,397,110)
Net gain (loss)		(50,542,786)
Net increase (decrease) in net assets resulting from operations		$ (48,241,583)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,301,203	$ 14,085,086
Net realized gain (loss)	(25,145,676)	37,430,925
Change in net unrealized appreciation (depreciation)	(25,397,110)	3,876,295
Net increase (decrease) in net assets resulting from operations	(48,241,583)	55,392,306
Distributions to shareholders from net investment income	(6,740,519)	(13,892,744)
Distributions to shareholders from net realized gain	(6,329,734)	(11,440,782)
Total distributions	(13,070,253)	(25,333,526)
Share transactions - net increase (decrease)	(10,082,043)	(26,030,265)
Redemption fees	23,279	74,922
Total increase (decrease) in net assets	(71,370,600)	4,103,437

Net Assets
Beginning of period	337,151,168	333,047,731
End of period (including undistributed net investment income of $472,768 and undistributed net investment income of $4,912,084, respectively)	$ 265,780,568	$ 337,151,168

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 8.46	$ 8.24	$ 10.63	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.06	.34 H	.17	.18	.20	.11
Net realized and unrealized gain (loss)	(1.37)	1.04	.24	(2.57)	(3.48)	(1.87)
Total from investment operations	(1.31)	1.38	.41	(2.39)	(3.28)	(1.76)
Distributions from net investment income	(.17)	(.33)	(.07)	-	(.31)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.35)	(.63) L	(.19)	-	(1.81)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	.01
Net asset value, end of period	$ 7.55	$ 9.21	$ 8.46	$ 8.24	$ 10.63	$ 15.71
Total Return B,C,D	(14.20)%	16.76%	4.97%	(22.48)%	(23.20)%	(10.02)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.44% A	1.42%	1.44%	1.45%	1.38%	1.37% A
Expenses net of fee waivers, if any	1.44% A	1.42%	1.44%	1.45%	1.38%	1.37% A
Expenses net of all reductions	1.34% A	1.36%	1.39%	1.42%	1.35%	1.26% A
Net investment income (loss)	1.49% A	3.67% H	2.02%	2.55%	1.58%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,479	$ 7,047	$ 7,250	$ 6,745	$ 9,976	$ 5,087
Portfolio turnover rate G	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.64%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 8.41	$ 8.21	$ 10.62	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.05	.31 H	.15	.17	.17	.10
Net realized and unrealized gain (loss)	(1.37)	1.04	.23	(2.58)	(3.48)	(1.87)
Total from investment operations	(1.32)	1.35	.38	(2.41)	(3.31)	(1.77)
Distributions from net investment income	(.14)	(.31)	(.06)	-	(.28)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.32)	(.60)	(.18)	-	(1.78)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	.01
Net asset value, end of period	$ 7.52	$ 9.16	$ 8.41	$ 8.21	$ 10.62	$ 15.70
Total Return B,C,D	(14.34)%	16.54%	4.68%	(22.69)%	(23.39)%	(10.08)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.72% A	1.69%	1.70%	1.71%	1.64%	1.61% A
Expenses net of fee waivers, if any	1.70% A	1.69%	1.70%	1.71%	1.64%	1.61% A
Expenses net of all reductions	1.60% A	1.63%	1.65%	1.68%	1.60%	1.51% A
Net investment income (loss)	1.23% A	3.41% H	1.75%	2.29%	1.32%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,031	$ 2,496	$ 2,510	$ 2,080	$ 7,566	$ 2,398
Portfolio turnover rate G	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.38%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 8.32	$ 8.14	$ 10.58	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.03	.26 H	.11	.13	.11	.07
Net realized and unrealized gain (loss)	(1.34)	1.03	.23	(2.57)	(3.48)	(1.87)
Total from investment operations	(1.31)	1.29	.34	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.09)	(.27)	(.04)	-	(.23)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.27)	(.56)	(.16)	-	(1.73)	-
Redemption fees added to paid in capital E	- K	-K	-K	-K	.01	.01
Net asset value, end of period	$ 7.47	$ 9.05	$ 8.32	$ 8.14	$ 10.58	$ 15.67
Total Return B,C,D	(14.43)%	15.90%	4.20%	(23.06)%	(23.80)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.19% A	2.17%	2.19%	2.19%	2.14%	2.11% A
Expenses net of fee waivers, if any	2.19% A	2.17%	2.19%	2.19%	2.14%	2.11% A
Expenses net of all reductions	2.09% A	2.11%	2.14%	2.17%	2.11%	2.01% A
Net investment income (loss)	.74% A	2.92% H	1.26%	1.81%	.82%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 427	$ 570	$ 629	$ 606	$ 930	$ 1,158
Portfolio turnover rate G	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .90%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.30	$ 8.13	$ 10.57	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.03	.26 H	.11	.13	.11	.07
Net realized and unrealized gain (loss)	(1.34)	1.04	.22	(2.57)	(3.48)	(1.87)
Total from investment operations	(1.31)	1.30	.33	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.10)	(.28)	(.04)	-	(.24)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.28)	(.57)	(.16)	-	(1.74)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	.01
Net asset value, end of period	$ 7.44	$ 9.03	$ 8.30	$ 8.13	$ 10.57	$ 15.67
Total Return B,C,D	(14.53)%	16.07%	4.10%	(23.08)%	(23.78)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.19% A	2.17%	2.18%	2.19%	2.14%	2.10% A
Expenses net of fee waivers, if any	2.19% A	2.17%	2.18%	2.19%	2.14%	2.10% A
Expenses net of all reductions	2.09% A	2.11%	2.14%	2.17%	2.11%	2.00% A
Net investment income (loss)	.74% A	2.92% H	1.27%	1.81%	.82%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,451	$ 3,208	$ 3,201	$ 2,496	$ 3,477	$ 2,629
Portfolio turnover rate G	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .89%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.53	$ 8.29	$ 10.68	$ 15.73	$ 14.69
Income from Investment Operations
Net investment income (loss) D	.06	.36 G	.19	.20	.25	.31
Net realized and unrealized gain (loss)	(1.38)	1.06	.25	(2.59)	(3.50)	2.35
Total from investment operations	(1.32)	1.42	.44	(2.39)	(3.25)	2.66
Distributions from net investment income	(.19)	(.35)	(.08)	-	(.31)	(.22)
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	(1.42)
Total distributions	(.37)	(.65) J	(.20)	-	(1.81)	(1.64)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.02
Net asset value, end of period	$ 7.61	$ 9.30	$ 8.53	$ 8.29	$ 10.68	$ 15.73
Total Return B,C	(14.12)%	17.15%	5.29%	(22.38)%	(22.97)%	19.01%
Ratios to Average Net Assets E,H
Expenses before reductions	1.19% A	1.17%	1.19%	1.19%	1.11%	1.07%
Expenses net of fee waivers, if any	1.19% A	1.17%	1.19%	1.19%	1.10%	1.06%
Expenses net of all reductions	1.09% A	1.11%	1.14%	1.16%	1.07%	.96%
Net investment income (loss)	1.74% A	3.92% G	2.27%	2.81%	1.86%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,643	$ 322,045	$ 318,032	$ 336,126	$ 572,985	$ 1,032,138
Portfolio turnover rate F	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 8.51	$ 8.28	$ 10.66	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.06	.36 G	.19	.20	.24	.12
Net realized and unrealized gain (loss)	(1.38)	1.06	.24	(2.58)	(3.49)	(1.86)
Total from investment operations	(1.32)	1.42	.43	(2.38)	(3.25)	(1.74)
Distributions from net investment income	(.20)	(.35)	(.08)	-	(.33)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.37) K	(.65) L	(.20)	-	(1.83)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 7.59	$ 9.28	$ 8.51	$ 8.28	$ 10.66	$ 15.73
Total Return B,C	(14.12)%	17.18%	5.18%	(22.33)%	(22.98)%	(9.91)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.20% A	1.17%	1.18%	1.19%	1.13%	1.08% A
Expenses net of fee waivers, if any	1.20% A	1.17%	1.18%	1.19%	1.13%	1.08% A
Expenses net of all reductions	1.09% A	1.11%	1.14%	1.17%	1.10%	.97% A
Net investment income (loss)	1.73% A	3.92% G	2.27%	2.81%	1.83%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,750	$ 1,785	$ 1,425	$ 1,600	$ 3,289	$ 2,477
Portfolio turnover rate F	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.90%. H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share. L Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,758,168
Gross unrealized depreciation	(59,985,698)
Net unrealized appreciation (depreciation) on securities and other investments	$ (56,227,530)

Tax cost	$ 321,142,189

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (153,317,175)
2018	(136,599,532)
Total capital loss carryforward	$ (289,916,707)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $175,505,459 and $203,923,586, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,381	$ -
Class T	.25%	.25%	5,036	-
Class B	.75%	.25%	2,142	1,607
Class C	.75%	.25%	12,665	1,861
			$ 27,224	$ 3,468

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,913
Class T	63
Class B*	729
Class C*	29
$ 4,734

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,824.30
Class T	3,306.33
Class B	638.30
Class C	3,744.29
International Real Estate	381,723.30
Institutional Class	2,372.30
	$ 400,607

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $393 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,433. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.70%	$ 225

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $136,491 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 129,790	$ 287,564
Class T	38,723	96,278
Class B	5,465	19,520
Class C	34,224	109,655
International Real Estate	6,491,807	13,319,427
Institutional Class	40,510	60,300
Total	$ 6,740,519	$ 13,892,744
From net realized gain
Class A	$ 132,606	$ 250,090
Class T	47,658	89,657
Class B	10,422	21,506
Class C	62,457	114,914
International Real Estate	6,040,035	10,916,536
Institutional Class	36,556	48,079
Total	$ 6,329,734	$ 11,440,782

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	306,688	213,763	$ 2,298,400	$ 1,964,473
Reinvestment of distributions	30,139	50,966	225,090	451,020
Shares redeemed	(243,888)	(357,321)	(1,833,164)	(3,278,956)
Net increase (decrease)	92,939	(92,592)	$ 690,326	$ (863,463)
Class T
Shares sold	25,883	73,470	$ 192,599	$ 668,265
Reinvestment of distributions	11,086	20,063	82,612	176,852
Shares redeemed	(39,607)	(119,466)	(291,019)	(1,082,947)
Net increase (decrease)	(2,638)	(25,933)	$ (15,808)	$ (237,830)
Class B
Shares sold	1,538	4,563	$ 11,023	$ 41,321
Reinvestment of distributions	2,053	4,289	15,253	37,454
Shares redeemed	(9,361)	(21,555)	(69,851)	(195,000)
Net increase (decrease)	(5,770)	(12,703)	$ (43,575)	$ (116,225)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class C
Shares sold	23,513	111,487	$ 176,971	$ 1,002,010
Reinvestment of distributions	11,099	21,061	82,243	183,176
Shares redeemed	(60,514)	(162,778)	(436,957)	(1,467,063)
Net increase (decrease)	(25,902)	(30,230)	$ (177,743)	$ (281,877)
International Real Estate
Shares sold	3,060,182	7,219,780	$ 22,805,880	$ 67,747,351
Reinvestment of distributions	1,561,125	2,559,870	11,751,117	22,802,021
Shares redeemed	(6,067,543)	(12,440,980)	(45,381,822)	(115,315,484)
Net increase (decrease)	(1,446,236)	(2,661,330)	$ (10,824,825)	$ (24,766,112)
Institutional Class
Shares sold	68,817	99,324	$ 522,330	$ 925,861
Reinvestment of distributions	8,633	10,892	64,775	96,908
Shares redeemed	(39,347)	(85,350)	(297,523)	(787,527)
Net increase (decrease)	38,103	24,866	$ 289,582	$ 235,242

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 15% of the outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (UK) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IRE-USAN-0312
1.801329.108

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Class A, Class T,
Class B, and Class C

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® International
Real Estate Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.44%
Actual		$ 1,000.00	$ 858.00	$ 6.73
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.30
Class T	1.70%
Actual		$ 1,000.00	$ 856.60	$ 7.93
HypotheticalA		$ 1,000.00	$ 1,016.59	$ 8.62
Class B	2.19%
Actual		$ 1,000.00	$ 855.70	$ 10.22
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 11.09
Class C	2.19%
Actual		$ 1,000.00	$ 854.70	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 11.09
International Real Estate	1.19%
Actual		$ 1,000.00	$ 858.80	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 6.04
Institutional Class	1.20%
Actual		$ 1,000.00	$ 858.80	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.10	$ 6.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Sun Hung Kai Properties Ltd.	8.3	6.0
Westfield Group unit	7.8	5.9
Mitsui Fudosan Co. Ltd.	5.7	6.3
Sumitomo Realty & Development Co. Ltd.	4.4	3.9
Unibail-Rodamco	3.9	5.6
Hang Lung Properties Ltd.	2.8	3.6
British Land Co. PLC	2.7	2.3
The GPT Group unit	2.6	2.5
Global Logistic Properties Ltd.	2.6	2.2
Big Yellow Group PLC	2.5	1.6
	43.3
Top Five Countries as of January 31, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	16.1	18.6
Australia	16.0	13.0
Hong Kong	15.0	21.4
United Kingdom	12.8	10.3
Singapore	7.5	8.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	25.7	21.2
REITs - Office Buildings	6.9	5.9
REITs - Shopping Centers	3.3	2.3
REITs - Industrial Buildings	3.1	3.5
REITs - Hotels	0.8	0.0
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Stocks 94.1%		Stocks 97.5%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	94.1%	** Foreign investments	97.5%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 16.0%
Abacus Property Group unit	895,037	$ 1,738,813
Charter Hall Group unit	1,084,477	2,463,741
Goodman Group unit	6,841,681	4,648,402
Mirvac Group unit	4,570,384	5,992,121
The GPT Group unit	2,145,735	7,038,749
Westfield Group unit	2,298,560	20,741,286
TOTAL AUSTRALIA		42,623,112
Bailiwick of Jersey - 1.0%
Atrium European Real Estate Ltd.	575,646	2,642,736
Belgium - 0.6%
Warehouses de Pauw	32,185	1,579,035
Bermuda - 6.4%
Asia Standard International Group	2,218,000	337,480
C C Land Holdings Ltd.	5,345,000	1,164,766
Csi Properties Ltd.	38,680,000	1,187,046
Great Eagle Holdings Ltd.	1,148,088	2,827,566
Hongkong Land Holdings Ltd.	1,178,000	6,066,700
Kerry Properties Ltd.	1,186,500	4,551,546
Soundwill Holdings Ltd.	728,000	877,702
TOTAL BERMUDA		17,012,806
Brazil - 2.5%
BR Malls Participacoes SA	58,300	636,322
Companhia Brasileira de Desenvolvimento Imobiliario Turistico SA (a)	126,600	1,159,341
Even Construtora e Incorporadora SA	225,700	930,082
Iguatemi Empresa de Shopping Centers SA	63,300	1,348,096
Multiplan Empreendimentos Imobiliarios SA	116,800	2,673,993
TOTAL BRAZIL		6,747,834
Cayman Islands - 2.2%
Country Garden Holdings Co. Ltd.	4,513,000	1,937,821
Longfor Properties Co. Ltd.	883,500	1,162,013
SOHO China Ltd.	3,789,000	2,486,833
SPG Land (Holdings) Ltd.	929,000	170,102
TOTAL CAYMAN ISLANDS		5,756,769
Chile - 0.5%
Parque Arauco SA	732,471	1,300,762
China - 0.7%
Guangzhou R F Properties Co. Ltd. (H Shares)	1,910,400	1,872,156
Common Stocks - continued
	Shares	Value
France - 7.3%
Altarea	14,581	$ 2,267,568
Gecina SA	19,450	1,856,838
Klepierre SA	63,500	1,906,524
Societe de la Tour Eiffel	30,900	1,596,418
Societe Fonciere Lyonnaise SA	28,400	1,300,102
Unibail-Rodamco	54,307	10,427,327
TOTAL FRANCE		19,354,777
Germany - 1.9%
alstria office REIT-AG	126,965	1,516,661
GSW Immobilien AG	116,300	3,603,594
TOTAL GERMANY		5,120,255
Hong Kong - 15.0%
Hang Lung Properties Ltd.	2,161,000	7,426,021
Hysan Development Co. Ltd.	1,176,500	4,626,962
Link (REIT)	425,000	1,548,145
Magnificent Estates Ltd.	27,344,000	951,985
Sino Land Ltd.	1,960,000	3,265,298
Sun Hung Kai Properties Ltd.	1,587,226	21,980,992
TOTAL HONG KONG		39,799,403
Italy - 0.6%
Beni Stabili SpA SIIQ	3,466,900	1,716,774
Japan - 16.1%
BLife Investment Corp.	531	3,395,809
Goldcrest Co. Ltd.	76,060	1,317,056
Hulic Co. Ltd.	101,400	1,210,468
Japan Retail Fund Investment Corp.	2,665	3,863,079
Kenedix, Inc. (a)(d)	13,803	1,825,190
Mitsui Fudosan Co. Ltd.	916,000	15,056,382
Nomura Real Estate Holdings, Inc.	284,900	4,421,313
Sumitomo Realty & Development Co. Ltd.	611,000	11,606,034
TOTAL JAPAN		42,695,331
Russia - 0.5%
LSR Group OJSC GDR (Reg. S)	291,700	1,390,534
Singapore - 7.5%
CapitaLand Ltd.	2,796,870	5,847,890
CDL Hospitality Trusts unit	1,445,000	2,039,094
Global Logistic Properties Ltd. (a)	4,344,000	6,872,489
Common Stocks - continued
	Shares	Value
Singapore - continued
Parkway Life REIT	951,000	$ 1,341,992
Wing Tai Holdings Ltd.	3,887,000	3,800,938
TOTAL SINGAPORE		19,902,403
Sweden - 2.5%
Castellum AB (d)	268,600	3,415,745
Wihlborgs Fastigheter AB	237,400	3,245,839
TOTAL SWEDEN		6,661,584
United Kingdom - 12.8%
Big Yellow Group PLC	1,479,900	6,525,838
British Land Co. PLC	935,689	7,205,120
Capital Shopping Centres Group PLC	684,800	3,488,119
Derwent London PLC	242,800	6,401,781
Helical Bar PLC	838,000	2,446,575
Land Securities Group PLC	412,500	4,384,924
Quintain Estates & Development PLC (a)	1,737,100	1,081,379
St. Modwen Properties PLC	1,259,600	2,471,486
TOTAL UNITED KINGDOM		34,005,222
TOTAL COMMON STOCKS (Cost $302,828,811)		250,181,493
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.12% (b)	14,567,298	14,567,298
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	165,868	165,868
TOTAL MONEY MARKET FUNDS (Cost $14,733,166)		14,733,166
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $317,561,977)		264,914,659
NET OTHER ASSETS (LIABILITIES) - 0.3%		865,909
NET ASSETS - 100%		$ 265,780,568
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,348
Fidelity Securities Lending Cash Central Fund	6,433
Total	$ 12,781
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $158,059) - See accompanying schedule: Unaffiliated issuers (cost $302,828,811)	$ 250,181,493
Fidelity Central Funds (cost $14,733,166)	14,733,166
Total Investments (cost $317,561,977)		$ 264,914,659
Foreign currency held at value (cost $232,362)		230,478
Receivable for investments sold		9,535,670
Receivable for fund shares sold		353,586
Dividends receivable		537,786
Distributions receivable from Fidelity Central Funds		1,506
Prepaid expenses		699
Other receivables		65,781
Total assets		275,640,165

Liabilities
Payable for investments purchased	$ 8,910,906
Payable for fund shares redeemed	446,737
Accrued management fee	160,006
Distribution and service plan fees payable	4,343
Other affiliated payables	73,437
Other payables and accrued expenses	98,300
Collateral on securities loaned, at value	165,868
Total liabilities		9,859,597

Net Assets		$ 265,780,568
Net Assets consist of:
Paid in capital		$ 637,935,077
Undistributed net investment income		472,768
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(319,961,150)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(52,666,127)
Net Assets		$ 265,780,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,479,408 ÷ 857,648 shares)	$ 7.55

Maximum offering price per share (100/94.25 of $7.55)	$ 8.01
Class T: Net Asset Value and redemption price per share ($2,030,731 ÷ 269,997 shares)	$ 7.52

Maximum offering price per share (100/96.50 of $7.52)	$ 7.79
Class B: Net Asset Value and offering price per share ($427,114 ÷ 57,209 shares)A	$ 7.47

Class C: Net Asset Value and offering price per share ($2,451,092 ÷ 329,434 shares)A	$ 7.44

International Real Estate: Net Asset Value, offering price and redemption price per share ($252,642,506 ÷ 33,185,709 shares)	$ 7.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,749,717 ÷ 230,436 shares)	$ 7.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 3,954,638
Interest		64
Income from Fidelity Central Funds		12,781
Income before foreign taxes withheld		3,967,483
Less foreign taxes withheld		(173,459)
Total income		3,794,024

Expenses
Management fee	$ 949,177
Transfer agent fees	400,607
Distribution and service plan fees	27,224
Accounting and security lending fees	69,602
Custodian fees and expenses	101,842
Independent trustees' compensation	928
Registration fees	36,844
Audit	41,189
Legal	728
Miscellaneous	1,396
Total expenses before reductions	1,629,537
Expense reductions	(136,716)	1,492,821
Net investment income (loss)		2,301,203
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,913,335)
Foreign currency transactions	(232,341)
Total net realized gain (loss)		(25,145,676)
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,389,224)
Assets and liabilities in foreign currencies	(7,886)
Total change in net unrealized appreciation (depreciation)		(25,397,110)
Net gain (loss)		(50,542,786)
Net increase (decrease) in net assets resulting from operations		$ (48,241,583)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,301,203	$ 14,085,086
Net realized gain (loss)	(25,145,676)	37,430,925
Change in net unrealized appreciation (depreciation)	(25,397,110)	3,876,295
Net increase (decrease) in net assets resulting from operations	(48,241,583)	55,392,306
Distributions to shareholders from net investment income	(6,740,519)	(13,892,744)
Distributions to shareholders from net realized gain	(6,329,734)	(11,440,782)
Total distributions	(13,070,253)	(25,333,526)
Share transactions - net increase (decrease)	(10,082,043)	(26,030,265)
Redemption fees	23,279	74,922
Total increase (decrease) in net assets	(71,370,600)	4,103,437

Net Assets
Beginning of period	337,151,168	333,047,731
End of period (including undistributed net investment income of $472,768 and undistributed net investment income of $4,912,084, respectively)	$ 265,780,568	$ 337,151,168

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 8.46	$ 8.24	$ 10.63	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.06	.34 H	.17	.18	.20	.11
Net realized and unrealized gain (loss)	(1.37)	1.04	.24	(2.57)	(3.48)	(1.87)
Total from investment operations	(1.31)	1.38	.41	(2.39)	(3.28)	(1.76)
Distributions from net investment income	(.17)	(.33)	(.07)	-	(.31)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.35)	(.63) L	(.19)	-	(1.81)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	.01
Net asset value, end of period	$ 7.55	$ 9.21	$ 8.46	$ 8.24	$ 10.63	$ 15.71
Total Return B,C,D	(14.20)%	16.76%	4.97%	(22.48)%	(23.20)%	(10.02)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.44% A	1.42%	1.44%	1.45%	1.38%	1.37% A
Expenses net of fee waivers, if any	1.44% A	1.42%	1.44%	1.45%	1.38%	1.37% A
Expenses net of all reductions	1.34% A	1.36%	1.39%	1.42%	1.35%	1.26% A
Net investment income (loss)	1.49% A	3.67% H	2.02%	2.55%	1.58%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,479	$ 7,047	$ 7,250	$ 6,745	$ 9,976	$ 5,087
Portfolio turnover rate G	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.64%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 8.41	$ 8.21	$ 10.62	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.05	.31 H	.15	.17	.17	.10
Net realized and unrealized gain (loss)	(1.37)	1.04	.23	(2.58)	(3.48)	(1.87)
Total from investment operations	(1.32)	1.35	.38	(2.41)	(3.31)	(1.77)
Distributions from net investment income	(.14)	(.31)	(.06)	-	(.28)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.32)	(.60)	(.18)	-	(1.78)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	.01
Net asset value, end of period	$ 7.52	$ 9.16	$ 8.41	$ 8.21	$ 10.62	$ 15.70
Total Return B,C,D	(14.34)%	16.54%	4.68%	(22.69)%	(23.39)%	(10.08)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.72% A	1.69%	1.70%	1.71%	1.64%	1.61% A
Expenses net of fee waivers, if any	1.70% A	1.69%	1.70%	1.71%	1.64%	1.61% A
Expenses net of all reductions	1.60% A	1.63%	1.65%	1.68%	1.60%	1.51% A
Net investment income (loss)	1.23% A	3.41% H	1.75%	2.29%	1.32%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,031	$ 2,496	$ 2,510	$ 2,080	$ 7,566	$ 2,398
Portfolio turnover rate G	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.38%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 8.32	$ 8.14	$ 10.58	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.03	.26 H	.11	.13	.11	.07
Net realized and unrealized gain (loss)	(1.34)	1.03	.23	(2.57)	(3.48)	(1.87)
Total from investment operations	(1.31)	1.29	.34	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.09)	(.27)	(.04)	-	(.23)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.27)	(.56)	(.16)	-	(1.73)	-
Redemption fees added to paid in capital E	- K	-K	-K	-K	.01	.01
Net asset value, end of period	$ 7.47	$ 9.05	$ 8.32	$ 8.14	$ 10.58	$ 15.67
Total Return B,C,D	(14.43)%	15.90%	4.20%	(23.06)%	(23.80)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.19% A	2.17%	2.19%	2.19%	2.14%	2.11% A
Expenses net of fee waivers, if any	2.19% A	2.17%	2.19%	2.19%	2.14%	2.11% A
Expenses net of all reductions	2.09% A	2.11%	2.14%	2.17%	2.11%	2.01% A
Net investment income (loss)	.74% A	2.92% H	1.26%	1.81%	.82%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 427	$ 570	$ 629	$ 606	$ 930	$ 1,158
Portfolio turnover rate G	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .90%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.30	$ 8.13	$ 10.57	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.03	.26 H	.11	.13	.11	.07
Net realized and unrealized gain (loss)	(1.34)	1.04	.22	(2.57)	(3.48)	(1.87)
Total from investment operations	(1.31)	1.30	.33	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.10)	(.28)	(.04)	-	(.24)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.28)	(.57)	(.16)	-	(1.74)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	.01
Net asset value, end of period	$ 7.44	$ 9.03	$ 8.30	$ 8.13	$ 10.57	$ 15.67
Total Return B,C,D	(14.53)%	16.07%	4.10%	(23.08)%	(23.78)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.19% A	2.17%	2.18%	2.19%	2.14%	2.10% A
Expenses net of fee waivers, if any	2.19% A	2.17%	2.18%	2.19%	2.14%	2.10% A
Expenses net of all reductions	2.09% A	2.11%	2.14%	2.17%	2.11%	2.00% A
Net investment income (loss)	.74% A	2.92% H	1.27%	1.81%	.82%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,451	$ 3,208	$ 3,201	$ 2,496	$ 3,477	$ 2,629
Portfolio turnover rate G	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .89%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.53	$ 8.29	$ 10.68	$ 15.73	$ 14.69
Income from Investment Operations
Net investment income (loss) D	.06	.36 G	.19	.20	.25	.31
Net realized and unrealized gain (loss)	(1.38)	1.06	.25	(2.59)	(3.50)	2.35
Total from investment operations	(1.32)	1.42	.44	(2.39)	(3.25)	2.66
Distributions from net investment income	(.19)	(.35)	(.08)	-	(.31)	(.22)
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	(1.42)
Total distributions	(.37)	(.65) J	(.20)	-	(1.81)	(1.64)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.02
Net asset value, end of period	$ 7.61	$ 9.30	$ 8.53	$ 8.29	$ 10.68	$ 15.73
Total Return B,C	(14.12)%	17.15%	5.29%	(22.38)%	(22.97)%	19.01%
Ratios to Average Net Assets E,H
Expenses before reductions	1.19% A	1.17%	1.19%	1.19%	1.11%	1.07%
Expenses net of fee waivers, if any	1.19% A	1.17%	1.19%	1.19%	1.10%	1.06%
Expenses net of all reductions	1.09% A	1.11%	1.14%	1.16%	1.07%	.96%
Net investment income (loss)	1.74% A	3.92% G	2.27%	2.81%	1.86%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,643	$ 322,045	$ 318,032	$ 336,126	$ 572,985	$ 1,032,138
Portfolio turnover rate F	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 8.51	$ 8.28	$ 10.66	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.06	.36 G	.19	.20	.24	.12
Net realized and unrealized gain (loss)	(1.38)	1.06	.24	(2.58)	(3.49)	(1.86)
Total from investment operations	(1.32)	1.42	.43	(2.38)	(3.25)	(1.74)
Distributions from net investment income	(.20)	(.35)	(.08)	-	(.33)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.37) K	(.65) L	(.20)	-	(1.83)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 7.59	$ 9.28	$ 8.51	$ 8.28	$ 10.66	$ 15.73
Total Return B,C	(14.12)%	17.18%	5.18%	(22.33)%	(22.98)%	(9.91)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.20% A	1.17%	1.18%	1.19%	1.13%	1.08% A
Expenses net of fee waivers, if any	1.20% A	1.17%	1.18%	1.19%	1.13%	1.08% A
Expenses net of all reductions	1.09% A	1.11%	1.14%	1.17%	1.10%	.97% A
Net investment income (loss)	1.73% A	3.92% G	2.27%	2.81%	1.83%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,750	$ 1,785	$ 1,425	$ 1,600	$ 3,289	$ 2,477
Portfolio turnover rate F	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.90%. H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share. L Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,758,168
Gross unrealized depreciation	(59,985,698)
Net unrealized appreciation (depreciation) on securities and other investments	$ (56,227,530)

Tax cost	$ 321,142,189

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (153,317,175)
2018	(136,599,532)
Total capital loss carryforward	$ (289,916,707)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $175,505,459 and $203,923,586, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,381	$ -
Class T	.25%	.25%	5,036	-
Class B	.75%	.25%	2,142	1,607
Class C	.75%	.25%	12,665	1,861
			$ 27,224	$ 3,468

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,913
Class T	63
Class B*	729
Class C*	29
$ 4,734

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,824.30
Class T	3,306.33
Class B	638.30
Class C	3,744.29
International Real Estate	381,723.30
Institutional Class	2,372.30
	$ 400,607

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $393 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,433. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.70%	$ 225

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $136,491 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 129,790	$ 287,564
Class T	38,723	96,278
Class B	5,465	19,520
Class C	34,224	109,655
International Real Estate	6,491,807	13,319,427
Institutional Class	40,510	60,300
Total	$ 6,740,519	$ 13,892,744
From net realized gain
Class A	$ 132,606	$ 250,090
Class T	47,658	89,657
Class B	10,422	21,506
Class C	62,457	114,914
International Real Estate	6,040,035	10,916,536
Institutional Class	36,556	48,079
Total	$ 6,329,734	$ 11,440,782

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	306,688	213,763	$ 2,298,400	$ 1,964,473
Reinvestment of distributions	30,139	50,966	225,090	451,020
Shares redeemed	(243,888)	(357,321)	(1,833,164)	(3,278,956)
Net increase (decrease)	92,939	(92,592)	$ 690,326	$ (863,463)
Class T
Shares sold	25,883	73,470	$ 192,599	$ 668,265
Reinvestment of distributions	11,086	20,063	82,612	176,852
Shares redeemed	(39,607)	(119,466)	(291,019)	(1,082,947)
Net increase (decrease)	(2,638)	(25,933)	$ (15,808)	$ (237,830)
Class B
Shares sold	1,538	4,563	$ 11,023	$ 41,321
Reinvestment of distributions	2,053	4,289	15,253	37,454
Shares redeemed	(9,361)	(21,555)	(69,851)	(195,000)
Net increase (decrease)	(5,770)	(12,703)	$ (43,575)	$ (116,225)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class C
Shares sold	23,513	111,487	$ 176,971	$ 1,002,010
Reinvestment of distributions	11,099	21,061	82,243	183,176
Shares redeemed	(60,514)	(162,778)	(436,957)	(1,467,063)
Net increase (decrease)	(25,902)	(30,230)	$ (177,743)	$ (281,877)
International Real Estate
Shares sold	3,060,182	7,219,780	$ 22,805,880	$ 67,747,351
Reinvestment of distributions	1,561,125	2,559,870	11,751,117	22,802,021
Shares redeemed	(6,067,543)	(12,440,980)	(45,381,822)	(115,315,484)
Net increase (decrease)	(1,446,236)	(2,661,330)	$ (10,824,825)	$ (24,766,112)
Institutional Class
Shares sold	68,817	99,324	$ 522,330	$ 925,861
Reinvestment of distributions	8,633	10,892	64,775	96,908
Shares redeemed	(39,347)	(85,350)	(297,523)	(787,527)
Net increase (decrease)	38,103	24,866	$ 289,582	$ 235,242

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 15% of the outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (UK) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AIRE-USAN-0312
1.843181.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Institutional Class

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity®
International Real Estate Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.44%
Actual		$ 1,000.00	$ 858.00	$ 6.73
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.30
Class T	1.70%
Actual		$ 1,000.00	$ 856.60	$ 7.93
HypotheticalA		$ 1,000.00	$ 1,016.59	$ 8.62
Class B	2.19%
Actual		$ 1,000.00	$ 855.70	$ 10.22
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 11.09
Class C	2.19%
Actual		$ 1,000.00	$ 854.70	$ 10.21
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 11.09
International Real Estate	1.19%
Actual		$ 1,000.00	$ 858.80	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 6.04
Institutional Class	1.20%
Actual		$ 1,000.00	$ 858.80	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.10	$ 6.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Sun Hung Kai Properties Ltd.	8.3	6.0
Westfield Group unit	7.8	5.9
Mitsui Fudosan Co. Ltd.	5.7	6.3
Sumitomo Realty & Development Co. Ltd.	4.4	3.9
Unibail-Rodamco	3.9	5.6
Hang Lung Properties Ltd.	2.8	3.6
British Land Co. PLC	2.7	2.3
The GPT Group unit	2.6	2.5
Global Logistic Properties Ltd.	2.6	2.2
Big Yellow Group PLC	2.5	1.6
	43.3
Top Five Countries as of January 31, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	16.1	18.6
Australia	16.0	13.0
Hong Kong	15.0	21.4
United Kingdom	12.8	10.3
Singapore	7.5	8.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	25.7	21.2
REITs - Office Buildings	6.9	5.9
REITs - Shopping Centers	3.3	2.3
REITs - Industrial Buildings	3.1	3.5
REITs - Hotels	0.8	0.0
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Stocks 94.1%		Stocks 97.5%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	94.1%	** Foreign investments	97.5%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 16.0%
Abacus Property Group unit	895,037	$ 1,738,813
Charter Hall Group unit	1,084,477	2,463,741
Goodman Group unit	6,841,681	4,648,402
Mirvac Group unit	4,570,384	5,992,121
The GPT Group unit	2,145,735	7,038,749
Westfield Group unit	2,298,560	20,741,286
TOTAL AUSTRALIA		42,623,112
Bailiwick of Jersey - 1.0%
Atrium European Real Estate Ltd.	575,646	2,642,736
Belgium - 0.6%
Warehouses de Pauw	32,185	1,579,035
Bermuda - 6.4%
Asia Standard International Group	2,218,000	337,480
C C Land Holdings Ltd.	5,345,000	1,164,766
Csi Properties Ltd.	38,680,000	1,187,046
Great Eagle Holdings Ltd.	1,148,088	2,827,566
Hongkong Land Holdings Ltd.	1,178,000	6,066,700
Kerry Properties Ltd.	1,186,500	4,551,546
Soundwill Holdings Ltd.	728,000	877,702
TOTAL BERMUDA		17,012,806
Brazil - 2.5%
BR Malls Participacoes SA	58,300	636,322
Companhia Brasileira de Desenvolvimento Imobiliario Turistico SA (a)	126,600	1,159,341
Even Construtora e Incorporadora SA	225,700	930,082
Iguatemi Empresa de Shopping Centers SA	63,300	1,348,096
Multiplan Empreendimentos Imobiliarios SA	116,800	2,673,993
TOTAL BRAZIL		6,747,834
Cayman Islands - 2.2%
Country Garden Holdings Co. Ltd.	4,513,000	1,937,821
Longfor Properties Co. Ltd.	883,500	1,162,013
SOHO China Ltd.	3,789,000	2,486,833
SPG Land (Holdings) Ltd.	929,000	170,102
TOTAL CAYMAN ISLANDS		5,756,769
Chile - 0.5%
Parque Arauco SA	732,471	1,300,762
China - 0.7%
Guangzhou R F Properties Co. Ltd. (H Shares)	1,910,400	1,872,156
Common Stocks - continued
	Shares	Value
France - 7.3%
Altarea	14,581	$ 2,267,568
Gecina SA	19,450	1,856,838
Klepierre SA	63,500	1,906,524
Societe de la Tour Eiffel	30,900	1,596,418
Societe Fonciere Lyonnaise SA	28,400	1,300,102
Unibail-Rodamco	54,307	10,427,327
TOTAL FRANCE		19,354,777
Germany - 1.9%
alstria office REIT-AG	126,965	1,516,661
GSW Immobilien AG	116,300	3,603,594
TOTAL GERMANY		5,120,255
Hong Kong - 15.0%
Hang Lung Properties Ltd.	2,161,000	7,426,021
Hysan Development Co. Ltd.	1,176,500	4,626,962
Link (REIT)	425,000	1,548,145
Magnificent Estates Ltd.	27,344,000	951,985
Sino Land Ltd.	1,960,000	3,265,298
Sun Hung Kai Properties Ltd.	1,587,226	21,980,992
TOTAL HONG KONG		39,799,403
Italy - 0.6%
Beni Stabili SpA SIIQ	3,466,900	1,716,774
Japan - 16.1%
BLife Investment Corp.	531	3,395,809
Goldcrest Co. Ltd.	76,060	1,317,056
Hulic Co. Ltd.	101,400	1,210,468
Japan Retail Fund Investment Corp.	2,665	3,863,079
Kenedix, Inc. (a)(d)	13,803	1,825,190
Mitsui Fudosan Co. Ltd.	916,000	15,056,382
Nomura Real Estate Holdings, Inc.	284,900	4,421,313
Sumitomo Realty & Development Co. Ltd.	611,000	11,606,034
TOTAL JAPAN		42,695,331
Russia - 0.5%
LSR Group OJSC GDR (Reg. S)	291,700	1,390,534
Singapore - 7.5%
CapitaLand Ltd.	2,796,870	5,847,890
CDL Hospitality Trusts unit	1,445,000	2,039,094
Global Logistic Properties Ltd. (a)	4,344,000	6,872,489
Common Stocks - continued
	Shares	Value
Singapore - continued
Parkway Life REIT	951,000	$ 1,341,992
Wing Tai Holdings Ltd.	3,887,000	3,800,938
TOTAL SINGAPORE		19,902,403
Sweden - 2.5%
Castellum AB (d)	268,600	3,415,745
Wihlborgs Fastigheter AB	237,400	3,245,839
TOTAL SWEDEN		6,661,584
United Kingdom - 12.8%
Big Yellow Group PLC	1,479,900	6,525,838
British Land Co. PLC	935,689	7,205,120
Capital Shopping Centres Group PLC	684,800	3,488,119
Derwent London PLC	242,800	6,401,781
Helical Bar PLC	838,000	2,446,575
Land Securities Group PLC	412,500	4,384,924
Quintain Estates & Development PLC (a)	1,737,100	1,081,379
St. Modwen Properties PLC	1,259,600	2,471,486
TOTAL UNITED KINGDOM		34,005,222
TOTAL COMMON STOCKS (Cost $302,828,811)		250,181,493
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.12% (b)	14,567,298	14,567,298
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	165,868	165,868
TOTAL MONEY MARKET FUNDS (Cost $14,733,166)		14,733,166
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $317,561,977)		264,914,659
NET OTHER ASSETS (LIABILITIES) - 0.3%		865,909
NET ASSETS - 100%		$ 265,780,568
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,348
Fidelity Securities Lending Cash Central Fund	6,433
Total	$ 12,781
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $158,059) - See accompanying schedule: Unaffiliated issuers (cost $302,828,811)	$ 250,181,493
Fidelity Central Funds (cost $14,733,166)	14,733,166
Total Investments (cost $317,561,977)		$ 264,914,659
Foreign currency held at value (cost $232,362)		230,478
Receivable for investments sold		9,535,670
Receivable for fund shares sold		353,586
Dividends receivable		537,786
Distributions receivable from Fidelity Central Funds		1,506
Prepaid expenses		699
Other receivables		65,781
Total assets		275,640,165

Liabilities
Payable for investments purchased	$ 8,910,906
Payable for fund shares redeemed	446,737
Accrued management fee	160,006
Distribution and service plan fees payable	4,343
Other affiliated payables	73,437
Other payables and accrued expenses	98,300
Collateral on securities loaned, at value	165,868
Total liabilities		9,859,597

Net Assets		$ 265,780,568
Net Assets consist of:
Paid in capital		$ 637,935,077
Undistributed net investment income		472,768
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(319,961,150)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(52,666,127)
Net Assets		$ 265,780,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,479,408 ÷ 857,648 shares)	$ 7.55

Maximum offering price per share (100/94.25 of $7.55)	$ 8.01
Class T: Net Asset Value and redemption price per share ($2,030,731 ÷ 269,997 shares)	$ 7.52

Maximum offering price per share (100/96.50 of $7.52)	$ 7.79
Class B: Net Asset Value and offering price per share ($427,114 ÷ 57,209 shares)A	$ 7.47

Class C: Net Asset Value and offering price per share ($2,451,092 ÷ 329,434 shares)A	$ 7.44

International Real Estate: Net Asset Value, offering price and redemption price per share ($252,642,506 ÷ 33,185,709 shares)	$ 7.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,749,717 ÷ 230,436 shares)	$ 7.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 3,954,638
Interest		64
Income from Fidelity Central Funds		12,781
Income before foreign taxes withheld		3,967,483
Less foreign taxes withheld		(173,459)
Total income		3,794,024

Expenses
Management fee	$ 949,177
Transfer agent fees	400,607
Distribution and service plan fees	27,224
Accounting and security lending fees	69,602
Custodian fees and expenses	101,842
Independent trustees' compensation	928
Registration fees	36,844
Audit	41,189
Legal	728
Miscellaneous	1,396
Total expenses before reductions	1,629,537
Expense reductions	(136,716)	1,492,821
Net investment income (loss)		2,301,203
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,913,335)
Foreign currency transactions	(232,341)
Total net realized gain (loss)		(25,145,676)
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,389,224)
Assets and liabilities in foreign currencies	(7,886)
Total change in net unrealized appreciation (depreciation)		(25,397,110)
Net gain (loss)		(50,542,786)
Net increase (decrease) in net assets resulting from operations		$ (48,241,583)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,301,203	$ 14,085,086
Net realized gain (loss)	(25,145,676)	37,430,925
Change in net unrealized appreciation (depreciation)	(25,397,110)	3,876,295
Net increase (decrease) in net assets resulting from operations	(48,241,583)	55,392,306
Distributions to shareholders from net investment income	(6,740,519)	(13,892,744)
Distributions to shareholders from net realized gain	(6,329,734)	(11,440,782)
Total distributions	(13,070,253)	(25,333,526)
Share transactions - net increase (decrease)	(10,082,043)	(26,030,265)
Redemption fees	23,279	74,922
Total increase (decrease) in net assets	(71,370,600)	4,103,437

Net Assets
Beginning of period	337,151,168	333,047,731
End of period (including undistributed net investment income of $472,768 and undistributed net investment income of $4,912,084, respectively)	$ 265,780,568	$ 337,151,168

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 8.46	$ 8.24	$ 10.63	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.06	.34 H	.17	.18	.20	.11
Net realized and unrealized gain (loss)	(1.37)	1.04	.24	(2.57)	(3.48)	(1.87)
Total from investment operations	(1.31)	1.38	.41	(2.39)	(3.28)	(1.76)
Distributions from net investment income	(.17)	(.33)	(.07)	-	(.31)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.35)	(.63) L	(.19)	-	(1.81)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	.01
Net asset value, end of period	$ 7.55	$ 9.21	$ 8.46	$ 8.24	$ 10.63	$ 15.71
Total Return B,C,D	(14.20)%	16.76%	4.97%	(22.48)%	(23.20)%	(10.02)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.44% A	1.42%	1.44%	1.45%	1.38%	1.37% A
Expenses net of fee waivers, if any	1.44% A	1.42%	1.44%	1.45%	1.38%	1.37% A
Expenses net of all reductions	1.34% A	1.36%	1.39%	1.42%	1.35%	1.26% A
Net investment income (loss)	1.49% A	3.67% H	2.02%	2.55%	1.58%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,479	$ 7,047	$ 7,250	$ 6,745	$ 9,976	$ 5,087
Portfolio turnover rate G	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.64%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 8.41	$ 8.21	$ 10.62	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.05	.31 H	.15	.17	.17	.10
Net realized and unrealized gain (loss)	(1.37)	1.04	.23	(2.58)	(3.48)	(1.87)
Total from investment operations	(1.32)	1.35	.38	(2.41)	(3.31)	(1.77)
Distributions from net investment income	(.14)	(.31)	(.06)	-	(.28)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.32)	(.60)	(.18)	-	(1.78)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	.01
Net asset value, end of period	$ 7.52	$ 9.16	$ 8.41	$ 8.21	$ 10.62	$ 15.70
Total Return B,C,D	(14.34)%	16.54%	4.68%	(22.69)%	(23.39)%	(10.08)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.72% A	1.69%	1.70%	1.71%	1.64%	1.61% A
Expenses net of fee waivers, if any	1.70% A	1.69%	1.70%	1.71%	1.64%	1.61% A
Expenses net of all reductions	1.60% A	1.63%	1.65%	1.68%	1.60%	1.51% A
Net investment income (loss)	1.23% A	3.41% H	1.75%	2.29%	1.32%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,031	$ 2,496	$ 2,510	$ 2,080	$ 7,566	$ 2,398
Portfolio turnover rate G	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.38%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 8.32	$ 8.14	$ 10.58	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.03	.26 H	.11	.13	.11	.07
Net realized and unrealized gain (loss)	(1.34)	1.03	.23	(2.57)	(3.48)	(1.87)
Total from investment operations	(1.31)	1.29	.34	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.09)	(.27)	(.04)	-	(.23)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.27)	(.56)	(.16)	-	(1.73)	-
Redemption fees added to paid in capital E	- K	-K	-K	-K	.01	.01
Net asset value, end of period	$ 7.47	$ 9.05	$ 8.32	$ 8.14	$ 10.58	$ 15.67
Total Return B,C,D	(14.43)%	15.90%	4.20%	(23.06)%	(23.80)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.19% A	2.17%	2.19%	2.19%	2.14%	2.11% A
Expenses net of fee waivers, if any	2.19% A	2.17%	2.19%	2.19%	2.14%	2.11% A
Expenses net of all reductions	2.09% A	2.11%	2.14%	2.17%	2.11%	2.01% A
Net investment income (loss)	.74% A	2.92% H	1.26%	1.81%	.82%	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 427	$ 570	$ 629	$ 606	$ 930	$ 1,158
Portfolio turnover rate G	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .90%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.30	$ 8.13	$ 10.57	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.03	.26 H	.11	.13	.11	.07
Net realized and unrealized gain (loss)	(1.34)	1.04	.22	(2.57)	(3.48)	(1.87)
Total from investment operations	(1.31)	1.30	.33	(2.44)	(3.37)	(1.80)
Distributions from net investment income	(.10)	(.28)	(.04)	-	(.24)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.28)	(.57)	(.16)	-	(1.74)	-
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	.01
Net asset value, end of period	$ 7.44	$ 9.03	$ 8.30	$ 8.13	$ 10.57	$ 15.67
Total Return B,C,D	(14.53)%	16.07%	4.10%	(23.08)%	(23.78)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.19% A	2.17%	2.18%	2.19%	2.14%	2.10% A
Expenses net of fee waivers, if any	2.19% A	2.17%	2.18%	2.19%	2.14%	2.10% A
Expenses net of all reductions	2.09% A	2.11%	2.14%	2.17%	2.11%	2.00% A
Net investment income (loss)	.74% A	2.92% H	1.27%	1.81%	.82%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,451	$ 3,208	$ 3,201	$ 2,496	$ 3,477	$ 2,629
Portfolio turnover rate G	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.18 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .89%. I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 8.53	$ 8.29	$ 10.68	$ 15.73	$ 14.69
Income from Investment Operations
Net investment income (loss) D	.06	.36 G	.19	.20	.25	.31
Net realized and unrealized gain (loss)	(1.38)	1.06	.25	(2.59)	(3.50)	2.35
Total from investment operations	(1.32)	1.42	.44	(2.39)	(3.25)	2.66
Distributions from net investment income	(.19)	(.35)	(.08)	-	(.31)	(.22)
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	(1.42)
Total distributions	(.37)	(.65) J	(.20)	-	(1.81)	(1.64)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.02
Net asset value, end of period	$ 7.61	$ 9.30	$ 8.53	$ 8.29	$ 10.68	$ 15.73
Total Return B,C	(14.12)%	17.15%	5.29%	(22.38)%	(22.97)%	19.01%
Ratios to Average Net Assets E,H
Expenses before reductions	1.19% A	1.17%	1.19%	1.19%	1.11%	1.07%
Expenses net of fee waivers, if any	1.19% A	1.17%	1.19%	1.19%	1.10%	1.06%
Expenses net of all reductions	1.09% A	1.11%	1.14%	1.16%	1.07%	.96%
Net investment income (loss)	1.74% A	3.92% G	2.27%	2.81%	1.86%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,643	$ 322,045	$ 318,032	$ 336,126	$ 572,985	$ 1,032,138
Portfolio turnover rate F	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.28	$ 8.51	$ 8.28	$ 10.66	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.06	.36 G	.19	.20	.24	.12
Net realized and unrealized gain (loss)	(1.38)	1.06	.24	(2.58)	(3.49)	(1.86)
Total from investment operations	(1.32)	1.42	.43	(2.38)	(3.25)	(1.74)
Distributions from net investment income	(.20)	(.35)	(.08)	-	(.33)	-
Distributions from net realized gain	(.18)	(.29)	(.12)	-	(1.50)	-
Total distributions	(.37) K	(.65) L	(.20)	-	(1.83)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 7.59	$ 9.28	$ 8.51	$ 8.28	$ 10.66	$ 15.73
Total Return B,C	(14.12)%	17.18%	5.18%	(22.33)%	(22.98)%	(9.91)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.20% A	1.17%	1.18%	1.19%	1.13%	1.08% A
Expenses net of fee waivers, if any	1.20% A	1.17%	1.18%	1.19%	1.13%	1.08% A
Expenses net of all reductions	1.09% A	1.11%	1.14%	1.17%	1.10%	.97% A
Net investment income (loss)	1.73% A	3.92% G	2.27%	2.81%	1.83%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,750	$ 1,785	$ 1,425	$ 1,600	$ 3,289	$ 2,477
Portfolio turnover rate F	132% A	131%	95%	55%	63%	144%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.19 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.90%. H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share. L Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,758,168
Gross unrealized depreciation	(59,985,698)
Net unrealized appreciation (depreciation) on securities and other investments	$ (56,227,530)

Tax cost	$ 321,142,189

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (153,317,175)
2018	(136,599,532)
Total capital loss carryforward	$ (289,916,707)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $175,505,459 and $203,923,586, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,381	$ -
Class T	.25%	.25%	5,036	-
Class B	.75%	.25%	2,142	1,607
Class C	.75%	.25%	12,665	1,861
			$ 27,224	$ 3,468

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,913
Class T	63
Class B*	729
Class C*	29
$ 4,734

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,824.30
Class T	3,306.33
Class B	638.30
Class C	3,744.29
International Real Estate	381,723.30
Institutional Class	2,372.30
	$ 400,607

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $393 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,433. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.70%	$ 225

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $136,491 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 129,790	$ 287,564
Class T	38,723	96,278
Class B	5,465	19,520
Class C	34,224	109,655
International Real Estate	6,491,807	13,319,427
Institutional Class	40,510	60,300
Total	$ 6,740,519	$ 13,892,744
From net realized gain
Class A	$ 132,606	$ 250,090
Class T	47,658	89,657
Class B	10,422	21,506
Class C	62,457	114,914
International Real Estate	6,040,035	10,916,536
Institutional Class	36,556	48,079
Total	$ 6,329,734	$ 11,440,782

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	306,688	213,763	$ 2,298,400	$ 1,964,473
Reinvestment of distributions	30,139	50,966	225,090	451,020
Shares redeemed	(243,888)	(357,321)	(1,833,164)	(3,278,956)
Net increase (decrease)	92,939	(92,592)	$ 690,326	$ (863,463)
Class T
Shares sold	25,883	73,470	$ 192,599	$ 668,265
Reinvestment of distributions	11,086	20,063	82,612	176,852
Shares redeemed	(39,607)	(119,466)	(291,019)	(1,082,947)
Net increase (decrease)	(2,638)	(25,933)	$ (15,808)	$ (237,830)
Class B
Shares sold	1,538	4,563	$ 11,023	$ 41,321
Reinvestment of distributions	2,053	4,289	15,253	37,454
Shares redeemed	(9,361)	(21,555)	(69,851)	(195,000)
Net increase (decrease)	(5,770)	(12,703)	$ (43,575)	$ (116,225)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class C
Shares sold	23,513	111,487	$ 176,971	$ 1,002,010
Reinvestment of distributions	11,099	21,061	82,243	183,176
Shares redeemed	(60,514)	(162,778)	(436,957)	(1,467,063)
Net increase (decrease)	(25,902)	(30,230)	$ (177,743)	$ (281,877)
International Real Estate
Shares sold	3,060,182	7,219,780	$ 22,805,880	$ 67,747,351
Reinvestment of distributions	1,561,125	2,559,870	11,751,117	22,802,021
Shares redeemed	(6,067,543)	(12,440,980)	(45,381,822)	(115,315,484)
Net increase (decrease)	(1,446,236)	(2,661,330)	$ (10,824,825)	$ (24,766,112)
Institutional Class
Shares sold	68,817	99,324	$ 522,330	$ 925,861
Reinvestment of distributions	8,633	10,892	64,775	96,908
Shares redeemed	(39,347)	(85,350)	(297,523)	(787,527)
Net increase (decrease)	38,103	24,866	$ 289,582	$ 235,242

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 15% of the outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisers

FIL Investment Advisers (UK) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AIREI-USAN-0312
1.843174.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Leveraged Company Stock

Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the last six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Leveraged Company Stock	.86%
Actual		$ 1,000.00	$ 974.10	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.37
Class K	.70%
Actual		$ 1,000.00	$ 975.20	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	9.1	6.0
Service Corp. International	4.6	3.6
The AES Corp.	4.2	3.0
Apple, Inc.	3.7	1.2
Comcast Corp. Class A	2.8	2.1
ON Semiconductor Corp.	2.4	4.1
Tenet Healthcare Corp.	2.2	2.4
HollyFrontier Corp.	2.1	1.4
El Paso Corp.	2.0	3.3
GameStop Corp. Class A	1.9	1.1
	35.0
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.4	18.3
Materials	16.0	15.7
Industrials	14.0	16.6
Information Technology	11.5	10.5
Energy	9.5	15.3
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks 95.7%		Stocks 96.6%
	Bonds 0.3%		Bonds 0.1%
	Other Investments 0.3%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	14.7%	** Foreign investments	12.4%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.2%
Auto Components - 0.9%
Exide Technologies (a)(f)	3,930,293	$ 12,970
Tenneco, Inc. (a)	97,700	3,136
TRW Automotive Holdings Corp. (a)	456,100	17,113
		33,219
Automobiles - 3.6%
Daimler AG (United States)	209,400	11,649
Ford Motor Co.	5,817,722	72,256
General Motors Co. (a)	1,542,066	37,040
General Motors Co.:
warrants 7/10/16 (a)	445,805	6,745
warrants 7/10/19 (a)	445,805	4,654
Toyota Motor Corp. sponsored ADR	89,500	6,576
		138,920
Diversified Consumer Services - 4.8%
Service Corp. International (f)	15,781,118	175,170
Stewart Enterprises, Inc. Class A	1,515,242	9,319
		184,489
Hotels, Restaurants & Leisure - 1.1%
Ameristar Casinos, Inc.	110,100	2,154
Biglari Holdings, Inc. (a)	32,970	13,054
Penn National Gaming, Inc. (a)	582,836	23,861
Station Holdco LLC warrants 6/15/18 (a)(h)(i)	146,846	4
Wendy's Co.	546,800	2,564
		41,637
Household Durables - 1.8%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,419,000	3,434
Lennar Corp. Class A	983,400	21,133
Newell Rubbermaid, Inc.	2,341,747	43,252
		67,819
Leisure Equipment & Products - 0.3%
Callaway Golf Co.	1,630,035	10,921
Media - 5.0%
AMC Networks, Inc. Class A	135,331	5,787
Belo Corp. Series A	163,800	1,217
Cablevision Systems Corp. - NY Group Class A	541,324	7,876
Cinemark Holdings, Inc.	2,601,645	51,304
Comcast Corp. Class A	3,962,898	105,373
Gray Television, Inc. (a)(f)	3,766,164	7,721
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LIN TV Corp. Class A (a)	818,437	$ 3,298
Nexstar Broadcasting Group, Inc. Class A (a)	1,130,500	9,575
		192,151
Multiline Retail - 0.2%
Target Corp.	186,100	9,456
Specialty Retail - 2.8%
Asbury Automotive Group, Inc. (a)	385,122	8,823
Charming Shoppes, Inc. (a)	3,558,130	17,648
GameStop Corp. Class A (a)(e)	3,156,107	73,727
Sally Beauty Holdings, Inc. (a)	300,000	6,186
		106,384
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	314,020	21,997
PVH Corp.	548,718	42,356
		64,353
TOTAL CONSUMER DISCRETIONARY		849,349
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	222,009	16,435
Food Products - 1.8%
Darling International, Inc. (a)	3,664,042	55,987
Smithfield Foods, Inc. (a)	559,606	12,496
		68,483
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	8,719
TOTAL CONSUMER STAPLES		93,637
ENERGY - 9.5%
Energy Equipment & Services - 3.2%
Ensco International Ltd. ADR	110,000	5,790
Halliburton Co.	1,191,593	43,827
Noble Corp.	447,200	15,580
Oil States International, Inc. (a)	270,700	21,572
Parker Drilling Co. (a)	1,200,000	7,800
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	109,400	$ 8,224
Transocean Ltd. (United States)	381,900	18,064
		120,857
Oil, Gas & Consumable Fuels - 6.3%
Alpha Natural Resources, Inc. (a)	1,377,413	27,714
Continental Resources, Inc. (a)	241,787	19,507
El Paso Corp.	2,863,964	76,955
Forest Oil Corp. (a)	1,314,652	17,090
HollyFrontier Corp.	2,711,033	79,542
Nexen, Inc.	188,000	3,369
Overseas Shipholding Group, Inc. (e)	384,692	4,889
Range Resources Corp.	247,200	14,219
		243,285
TOTAL ENERGY		364,142
FINANCIALS - 7.0%
Capital Markets - 0.6%
Morgan Stanley	1,187,000	22,138
Commercial Banks - 2.6%
Huntington Bancshares, Inc.	9,966,280	56,907
Regions Financial Corp.	3,284,894	17,147
SunTrust Banks, Inc.	1,240,000	25,507
		99,561
Consumer Finance - 0.7%
American Express Co.	501,647	25,153
Diversified Financial Services - 0.9%
Citigroup, Inc.	855,847	26,292
JPMorgan Chase & Co.	259,000	9,661
		35,953
Insurance - 1.6%
AFLAC, Inc.	641,700	30,949
Assured Guaranty Ltd.	1,249,684	19,383
Lincoln National Corp.	435,700	9,385
		59,717
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	1,016,122	$ 16,685
Sabra Health Care REIT, Inc.	547,507	7,786
		24,471
TOTAL FINANCIALS		266,993
HEALTH CARE - 6.9%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. (a)	419,708	10,136
Boston Scientific Corp. (a)	3,575,400	21,309
		31,445
Health Care Providers & Services - 4.8%
Community Health Systems, Inc. (a)	965,676	18,058
DaVita, Inc. (a)	367,826	30,092
HCA Holdings, Inc.	1,216,779	29,738
Kindred Healthcare, Inc. (a)	108,330	1,329
Sun Healthcare Group, Inc. (a)	547,507	2,486
Tenet Healthcare Corp. (a)	15,892,339	84,070
Universal Health Services, Inc. Class B	385,505	15,918
		181,691
Pharmaceuticals - 1.3%
Hospira, Inc. (a)	360,258	12,414
Merck & Co., Inc.	998,300	38,195
		50,609
TOTAL HEALTH CARE		263,745
INDUSTRIALS - 13.8%
Aerospace & Defense - 1.1%
American Science & Engineering, Inc.	85,370	6,104
Teledyne Technologies, Inc. (a)	340,694	19,338
Textron, Inc.	602,700	15,357
		40,799
Airlines - 2.3%
Delta Air Lines, Inc. (a)	5,304,334	55,961
Southwest Airlines Co.	571,283	5,473
United Continental Holdings, Inc. (a)	370,700	8,563
US Airways Group, Inc. (a)	2,034,580	17,172
		87,169
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 2.1%
Armstrong World Industries, Inc. (a)	1,173,030	$ 54,781
Owens Corning (a)	678,219	22,890
Owens Corning warrants 10/31/13 (a)	406,600	947
		78,618
Commercial Services & Supplies - 2.2%
Cenveo, Inc. (a)(e)	2,858,300	9,575
Deluxe Corp.	1,786,873	45,690
R.R. Donnelley & Sons Co. (e)	450,900	5,122
The Brink's Co.	464,740	13,101
Waste Management, Inc.	340,992	11,853
		85,341
Electrical Equipment - 2.3%
Belden, Inc.	1,170,366	45,890
Emerson Electric Co.	163,500	8,401
General Cable Corp. (a)	549,400	16,954
Polypore International, Inc. (a)	436,300	16,614
		87,859
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	109,910	5,246
General Electric Co.	1,103,883	20,654
Tyco International Ltd.	328,233	16,723
		42,623
Machinery - 1.8%
Accuride Corp. warrants 2/26/12 (a)	778,347	0*
Fiat Industrial SpA (a)	1,634,423	16,012
Ingersoll-Rand PLC	847,100	29,598
Stanley Black & Decker, Inc.	185,817	13,041
Timken Co.	228,734	11,169
		69,820
Marine - 0.2%
Navios Maritime Holdings, Inc.	2,162,794	7,829
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	719,914	10,331
CSX Corp.	328,200	7,401
Hertz Global Holdings, Inc. (a)	707,700	9,625
		27,357
TOTAL INDUSTRIALS		527,415
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,888,100	$ 37,063
JDS Uniphase Corp. (a)	163,300	2,072
		39,135
Computers & Peripherals - 3.7%
Apple, Inc. (a)	308,063	140,625
Electronic Equipment & Components - 0.9%
Avnet, Inc. (a)	594,313	20,724
DDi Corp.	295,899	2,873
Viasystems Group, Inc. (a)	540,460	9,182
		32,779
Internet Software & Services - 0.2%
VeriSign, Inc.	194,300	7,201
IT Services - 0.4%
CACI International, Inc. Class A (a)	248,000	14,555
Office Electronics - 0.3%
Xerox Corp.	1,756,342	13,612
Semiconductors & Semiconductor Equipment - 4.4%
Fairchild Semiconductor International, Inc. (a)	1,284,774	17,961
Freescale Semiconductor Holdings I Ltd.	584,500	9,334
Intel Corp.	454,981	12,021
Intersil Corp. Class A	1,460,387	16,444
Micron Technology, Inc. (a)	2,293,545	17,408
NXP Semiconductors NV (a)	275,200	5,842
ON Semiconductor Corp. (a)	10,420,922	90,662
		169,672
Software - 0.6%
Citrix Systems, Inc. (a)	230,899	15,057
Microsoft Corp.	108,800	3,213
Nuance Communications, Inc. (a)	219,300	6,254
		24,524
TOTAL INFORMATION TECHNOLOGY		442,103
MATERIALS - 16.0%
Chemicals - 12.3%
Dow Chemical Co.	832,388	27,893
H.B. Fuller Co.	461,829	13,218
LyondellBasell Industries NV Class A	8,108,809	349,493
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
OMNOVA Solutions, Inc. (a)(f)	2,822,602	$ 14,000
Phosphate Holdings, Inc. (a)	307,500	1,691
Solutia, Inc.	657,600	18,084
W.R. Grace & Co. (a)	838,069	44,870
		469,249
Containers & Packaging - 2.1%
Rock-Tenn Co. Class A	977,123	60,445
Sealed Air Corp.	1,091,149	21,747
		82,192
Metals & Mining - 1.3%
AngloGold Ashanti Ltd. sponsored ADR	526,100	24,095
Ormet Corp. (a)	330,000	1,822
Ormet Corp. (a)(i)	1,075,000	5,934
Teck Resources Ltd. Class B (sub. vtg.)	417,300	17,695
		49,546
Paper & Forest Products - 0.3%
Neenah Paper, Inc.	518,300	12,320
TOTAL MATERIALS		613,307
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	771,680	28,575
UTILITIES - 5.2%
Independent Power Producers & Energy Traders - 5.2%
Calpine Corp. (a)	2,598,800	37,942
The AES Corp. (a)	12,738,524	162,544
		200,486
TOTAL COMMON STOCKS (Cost $3,246,849)		3,649,752
Nonconvertible Preferred Stocks - 0.4%

CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	3,607
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	439,013	$ 9,742
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,207)		13,349
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 3,075	21
7.125% 7/15/13 (d)	8,320	56
7.2% 1/15/11 (d)	22,980	154
8.25% 7/15/23 (d)	25,035	168
8.375% 7/15/33 (d)	50,210	336
8.8% 3/1/21 (d)	10,765	72
		807
Multiline Retail - 0.2%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	10,360	6,371
TOTAL CONSUMER DISCRETIONARY		7,178
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	5,430	4,792
TOTAL NONCONVERTIBLE BONDS (Cost $11,894)		11,970
Floating Rate Loans - 0.3%

INDUSTRIALS - 0.2%
Airlines - 0.2%
US Airways Group, Inc. term loan 2.77% 3/23/14 (g)	10,990	9,946
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7953% 10/10/17 (g)	$ 5,458	$ 3,384
TOTAL FLOATING RATE LOANS (Cost $14,335)		13,330
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	141,005,025	141,005
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,238,825	10,239
TOTAL MONEY MARKET FUNDS (Cost $151,244)		151,244
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,443,529)		3,839,645
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(9,717)
NET ASSETS - 100%		$ 3,829,928
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,938,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 5,990
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 94
Fidelity Securities Lending Cash Central Fund	915
Total	$ 1,009
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cenveo, Inc.	$ 21,182	$ -	$ 2,557	$ -	$ -
Exide Technologies	26,087	897	-	-	12,970
Gray Television, Inc.	9,152	-	-	-	7,721
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OMNOVA Solutions, Inc.	$ 18,584	$ 330	$ -	$ -	$ 14,000
Service Corp. International	160,784	4,160	-	1,557	175,170
Total	$ 235,789	$ 5,387	$ 2,557	$ 1,557	$ 209,861
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 849,349	$ 849,345	$ -	$ 4
Consumer Staples	97,244	93,637	-	3,607
Energy	364,142	364,142	-	-
Financials	276,735	276,735	-	-
Health Care	263,745	263,745	-	-
Industrials	527,415	527,415	-	-
Information Technology	442,103	442,103	-	-
Materials	613,307	613,307	-	-
Telecommunication Services	28,575	28,575	-	-
Utilities	200,486	200,486	-	-
Corporate Bonds	11,970	-	11,163	807
Floating Rate Loans	13,330	-	13,330	-
Money Market Funds	151,244	151,244	-	-
Total Investments in Securities:	$ 3,839,645	$ 3,810,734	$ 24,493	$ 4,418
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,985
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(148)
Cost of Purchases	-
Proceeds of Sales	(1,282)
Amortization/Accretion	863
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,418
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (148)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.3%
Netherlands	9.2%
Switzerland	1.3%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,603) - See accompanying schedule: Unaffiliated issuers (cost $3,100,114)	$ 3,478,540
Fidelity Central Funds (cost $151,244)	151,244
Other affiliated issuers (cost $192,171)	209,861
Total Investments (cost $3,443,529)		$ 3,839,645
Cash		82
Receivable for investments sold		43,436
Receivable for fund shares sold		2,511
Dividends receivable		742
Interest receivable		451
Distributions receivable from Fidelity Central Funds		85
Prepaid expenses		10
Other receivables		251
Total assets		3,887,213

Liabilities
Payable for investments purchased	$ 38,694
Payable for fund shares redeemed	5,770
Accrued management fee	1,885
Other affiliated payables	663
Other payables and accrued expenses	34
Collateral on securities loaned, at value	10,239
Total liabilities		57,285

Net Assets		$ 3,829,928
Net Assets consist of:
Paid in capital		$ 4,177,362
Distributions in excess of net investment income		(40,613)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(702,937)
Net unrealized appreciation (depreciation) on investments		396,116
Net Assets		$ 3,829,928

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($3,260,178 ÷ 117,355 shares)	$ 27.78

Class K: Net Asset Value, offering price and redemption price per share ($569,750 ÷ 20,498 shares)	$ 27.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends (including $1,557 earned from other affiliated issuers)		$ 14,797
Interest		812
Income from Fidelity Central Funds (including $915 from security lending)		1,009
Total income		16,618

Expenses
Management fee	$ 10,998
Transfer agent fees	3,562
Accounting and security lending fees	517
Custodian fees and expenses	23
Independent trustees' compensation	12
Registration fees	48
Audit	34
Legal	12
Miscellaneous	19
Total expenses before reductions	15,225
Expense reductions	(280)	14,945
Net investment income (loss)		1,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,607
Other affiliated issuers	(3,843)
Foreign currency transactions	4
Total net realized gain (loss)		38,768
Change in net unrealized appreciation (depreciation) on: Investment securities	(222,677)
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(222,679)
Net gain (loss)		(183,911)
Net increase (decrease) in net assets resulting from operations		$ (182,238)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,673	$ 691
Net realized gain (loss)	38,768	265,176
Change in net unrealized appreciation (depreciation)	(222,679)	656,096
Net increase (decrease) in net assets resulting from operations	(182,238)	921,963
Distributions to shareholders from net investment income	(41,206)	(19,058)
Share transactions - net increase (decrease)	(433,024)	(810,250)
Redemption fees	237	558
Total increase (decrease) in net assets	(656,231)	93,213

Net Assets
Beginning of period	4,486,159	4,392,946
End of period (including distributions in excess of net investment income of $40,613 and distributions in excess of net investment income of $1,080, respectively)	$ 3,829,928	$ 4,486,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 28.85	$ 23.50	$ 19.55	$ 31.09	$ 33.78	$ 28.07
Income from Investment Operations
Net investment income (loss) D	.01	- J	.07	.21	.14	.44 H
Net realized and unrealized gain (loss)	(.79)	5.46	3.99	(11.37)	(1.06)	6.78
Total from investment operations	(.78)	5.46	4.06	(11.16)	(.92)	7.22
Distributions from net investment income	(.29)	(.11)	(.11)	(.14)	(.39)	(.12)
Distributions from net realized gain	-	-	-	(.25)	(1.39)	(1.40)
Total distributions	(.29)	(.11)	(.11)	(.39)	(1.78)	(1.52)
Redemption fees added to paid in capital D	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 27.78	$ 28.85	$ 23.50	$ 19.55	$ 31.09	$ 33.78
Total Return B, C	(2.59)%	23.27%	20.84%	(35.99)%	(2.76)%	27.08%
Ratios to Average Net Assets E, I
Expenses before reductions	.86% A	.85%	.88%	.92%	.83%	.83%
Expenses net of fee waivers, if any	.86% A	.85%	.88%	.92%	.83%	.83%
Expenses net of all reductions	.85% A	.84%	.88%	.92%	.83%	.83%
Net investment income (loss)	.07% A	-% G	.29%	1.17%	.44%	1.43% H
Supplemental Data
Net assets, end of period (in millions)	$ 3,260	$ 3,931	$ 3,983	$ 3,714	$ 8,032	$ 7,830
Portfolio turnover rate F	42% A	18%	21%	34%	30%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.86	$ 23.52	$ 19.56	$ 31.11	$ 34.10
Income from Investment Operations
Net investment income (loss) D	.03	.04	.11	.21	.05
Net realized and unrealized gain (loss)	(.78)	5.45	4.00	(11.35)	(3.04)
Total from investment operations	(.75)	5.49	4.11	(11.14)	(2.99)
Distributions from net investment income	(.31)	(.15)	(.15)	(.17)	-
Distributions from net realized gain	-	-	-	(.25)	-
Total distributions	(.31)	(.15)	(.15)	(.42)	-
Redemption fees added to paid in capital D	- I	- I	- I	.01	- I
Net asset value, end of period	$ 27.80	$ 28.86	$ 23.52	$ 19.56	$ 31.11
Total Return B, C	(2.48)%	23.45%	21.09%	(35.86)%	(8.77)%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.69%	.70%	.71%	.70% A
Expenses net of fee waivers, if any	.70% A	.69%	.70%	.71%	.70% A
Expenses net of all reductions	.68% A	.69%	.69%	.71%	.70% A
Net investment income (loss)	.24% A	.16%	.47%	1.39%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 569,750	$ 554,907	$ 409,934	$ 267,351	$ 91
Portfolio turnover rate F	42% A	18%	21%	34%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 809,359
Gross unrealized depreciation	(413,183)
Net unrealized appreciation (depreciation) on securities and other investments	$ 396,176

Tax cost	$ 3,443,469

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (37,148)
2018	(691,824)
Total capital loss carryforward	$ (728,972)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $749,645 and $1,183,497, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Leveraged Company Stock	$ 3,436.22
Class K	126.05
	$ 3,562

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $63 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $358. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $16 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $280 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Leveraged Company Stock	$ 35,167	$ 16,431
Class K	6,039	2,627
Total	$ 41,206	$ 19,058

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Leveraged Company Stock
Shares sold	6,197	21,818	$ 156,859	$ 623,715
Reinvestment of distributions	1,333	608	33,481	15,688
Shares redeemed	(26,436)	(55,621)	(656,817)	(1,504,254)
Net increase (decrease)	(18,906)	(33,195)	$ (466,477)	$ (864,851)
Class K
Shares sold	5,049	7,678	$ 127,977	$ 217,275
Reinvestment of distributions	240	103	6,039	2,627
Shares redeemed	(4,016)	(5,983)	(100,563)	(165,301)
Net increase (decrease)	1,273	1,798	$ 33,453	$ 54,601

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LSF-USAN-0312
1.789286.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Leveraged Company Stock

Fund -

Class K

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the last six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Leveraged Company Stock	.86%
Actual		$ 1,000.00	$ 974.10	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.37
Class K	.70%
Actual		$ 1,000.00	$ 975.20	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	9.1	6.0
Service Corp. International	4.6	3.6
The AES Corp.	4.2	3.0
Apple, Inc.	3.7	1.2
Comcast Corp. Class A	2.8	2.1
ON Semiconductor Corp.	2.4	4.1
Tenet Healthcare Corp.	2.2	2.4
HollyFrontier Corp.	2.1	1.4
El Paso Corp.	2.0	3.3
GameStop Corp. Class A	1.9	1.1
	35.0
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.4	18.3
Materials	16.0	15.7
Industrials	14.0	16.6
Information Technology	11.5	10.5
Energy	9.5	15.3
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks 95.7%		Stocks 96.6%
	Bonds 0.3%		Bonds 0.1%
	Other Investments 0.3%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	14.7%	** Foreign investments	12.4%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.2%
Auto Components - 0.9%
Exide Technologies (a)(f)	3,930,293	$ 12,970
Tenneco, Inc. (a)	97,700	3,136
TRW Automotive Holdings Corp. (a)	456,100	17,113
		33,219
Automobiles - 3.6%
Daimler AG (United States)	209,400	11,649
Ford Motor Co.	5,817,722	72,256
General Motors Co. (a)	1,542,066	37,040
General Motors Co.:
warrants 7/10/16 (a)	445,805	6,745
warrants 7/10/19 (a)	445,805	4,654
Toyota Motor Corp. sponsored ADR	89,500	6,576
		138,920
Diversified Consumer Services - 4.8%
Service Corp. International (f)	15,781,118	175,170
Stewart Enterprises, Inc. Class A	1,515,242	9,319
		184,489
Hotels, Restaurants & Leisure - 1.1%
Ameristar Casinos, Inc.	110,100	2,154
Biglari Holdings, Inc. (a)	32,970	13,054
Penn National Gaming, Inc. (a)	582,836	23,861
Station Holdco LLC warrants 6/15/18 (a)(h)(i)	146,846	4
Wendy's Co.	546,800	2,564
		41,637
Household Durables - 1.8%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,419,000	3,434
Lennar Corp. Class A	983,400	21,133
Newell Rubbermaid, Inc.	2,341,747	43,252
		67,819
Leisure Equipment & Products - 0.3%
Callaway Golf Co.	1,630,035	10,921
Media - 5.0%
AMC Networks, Inc. Class A	135,331	5,787
Belo Corp. Series A	163,800	1,217
Cablevision Systems Corp. - NY Group Class A	541,324	7,876
Cinemark Holdings, Inc.	2,601,645	51,304
Comcast Corp. Class A	3,962,898	105,373
Gray Television, Inc. (a)(f)	3,766,164	7,721
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LIN TV Corp. Class A (a)	818,437	$ 3,298
Nexstar Broadcasting Group, Inc. Class A (a)	1,130,500	9,575
		192,151
Multiline Retail - 0.2%
Target Corp.	186,100	9,456
Specialty Retail - 2.8%
Asbury Automotive Group, Inc. (a)	385,122	8,823
Charming Shoppes, Inc. (a)	3,558,130	17,648
GameStop Corp. Class A (a)(e)	3,156,107	73,727
Sally Beauty Holdings, Inc. (a)	300,000	6,186
		106,384
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	314,020	21,997
PVH Corp.	548,718	42,356
		64,353
TOTAL CONSUMER DISCRETIONARY		849,349
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	222,009	16,435
Food Products - 1.8%
Darling International, Inc. (a)	3,664,042	55,987
Smithfield Foods, Inc. (a)	559,606	12,496
		68,483
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	8,719
TOTAL CONSUMER STAPLES		93,637
ENERGY - 9.5%
Energy Equipment & Services - 3.2%
Ensco International Ltd. ADR	110,000	5,790
Halliburton Co.	1,191,593	43,827
Noble Corp.	447,200	15,580
Oil States International, Inc. (a)	270,700	21,572
Parker Drilling Co. (a)	1,200,000	7,800
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	109,400	$ 8,224
Transocean Ltd. (United States)	381,900	18,064
		120,857
Oil, Gas & Consumable Fuels - 6.3%
Alpha Natural Resources, Inc. (a)	1,377,413	27,714
Continental Resources, Inc. (a)	241,787	19,507
El Paso Corp.	2,863,964	76,955
Forest Oil Corp. (a)	1,314,652	17,090
HollyFrontier Corp.	2,711,033	79,542
Nexen, Inc.	188,000	3,369
Overseas Shipholding Group, Inc. (e)	384,692	4,889
Range Resources Corp.	247,200	14,219
		243,285
TOTAL ENERGY		364,142
FINANCIALS - 7.0%
Capital Markets - 0.6%
Morgan Stanley	1,187,000	22,138
Commercial Banks - 2.6%
Huntington Bancshares, Inc.	9,966,280	56,907
Regions Financial Corp.	3,284,894	17,147
SunTrust Banks, Inc.	1,240,000	25,507
		99,561
Consumer Finance - 0.7%
American Express Co.	501,647	25,153
Diversified Financial Services - 0.9%
Citigroup, Inc.	855,847	26,292
JPMorgan Chase & Co.	259,000	9,661
		35,953
Insurance - 1.6%
AFLAC, Inc.	641,700	30,949
Assured Guaranty Ltd.	1,249,684	19,383
Lincoln National Corp.	435,700	9,385
		59,717
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	1,016,122	$ 16,685
Sabra Health Care REIT, Inc.	547,507	7,786
		24,471
TOTAL FINANCIALS		266,993
HEALTH CARE - 6.9%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. (a)	419,708	10,136
Boston Scientific Corp. (a)	3,575,400	21,309
		31,445
Health Care Providers & Services - 4.8%
Community Health Systems, Inc. (a)	965,676	18,058
DaVita, Inc. (a)	367,826	30,092
HCA Holdings, Inc.	1,216,779	29,738
Kindred Healthcare, Inc. (a)	108,330	1,329
Sun Healthcare Group, Inc. (a)	547,507	2,486
Tenet Healthcare Corp. (a)	15,892,339	84,070
Universal Health Services, Inc. Class B	385,505	15,918
		181,691
Pharmaceuticals - 1.3%
Hospira, Inc. (a)	360,258	12,414
Merck & Co., Inc.	998,300	38,195
		50,609
TOTAL HEALTH CARE		263,745
INDUSTRIALS - 13.8%
Aerospace & Defense - 1.1%
American Science & Engineering, Inc.	85,370	6,104
Teledyne Technologies, Inc. (a)	340,694	19,338
Textron, Inc.	602,700	15,357
		40,799
Airlines - 2.3%
Delta Air Lines, Inc. (a)	5,304,334	55,961
Southwest Airlines Co.	571,283	5,473
United Continental Holdings, Inc. (a)	370,700	8,563
US Airways Group, Inc. (a)	2,034,580	17,172
		87,169
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 2.1%
Armstrong World Industries, Inc. (a)	1,173,030	$ 54,781
Owens Corning (a)	678,219	22,890
Owens Corning warrants 10/31/13 (a)	406,600	947
		78,618
Commercial Services & Supplies - 2.2%
Cenveo, Inc. (a)(e)	2,858,300	9,575
Deluxe Corp.	1,786,873	45,690
R.R. Donnelley & Sons Co. (e)	450,900	5,122
The Brink's Co.	464,740	13,101
Waste Management, Inc.	340,992	11,853
		85,341
Electrical Equipment - 2.3%
Belden, Inc.	1,170,366	45,890
Emerson Electric Co.	163,500	8,401
General Cable Corp. (a)	549,400	16,954
Polypore International, Inc. (a)	436,300	16,614
		87,859
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	109,910	5,246
General Electric Co.	1,103,883	20,654
Tyco International Ltd.	328,233	16,723
		42,623
Machinery - 1.8%
Accuride Corp. warrants 2/26/12 (a)	778,347	0*
Fiat Industrial SpA (a)	1,634,423	16,012
Ingersoll-Rand PLC	847,100	29,598
Stanley Black & Decker, Inc.	185,817	13,041
Timken Co.	228,734	11,169
		69,820
Marine - 0.2%
Navios Maritime Holdings, Inc.	2,162,794	7,829
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	719,914	10,331
CSX Corp.	328,200	7,401
Hertz Global Holdings, Inc. (a)	707,700	9,625
		27,357
TOTAL INDUSTRIALS		527,415
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,888,100	$ 37,063
JDS Uniphase Corp. (a)	163,300	2,072
		39,135
Computers & Peripherals - 3.7%
Apple, Inc. (a)	308,063	140,625
Electronic Equipment & Components - 0.9%
Avnet, Inc. (a)	594,313	20,724
DDi Corp.	295,899	2,873
Viasystems Group, Inc. (a)	540,460	9,182
		32,779
Internet Software & Services - 0.2%
VeriSign, Inc.	194,300	7,201
IT Services - 0.4%
CACI International, Inc. Class A (a)	248,000	14,555
Office Electronics - 0.3%
Xerox Corp.	1,756,342	13,612
Semiconductors & Semiconductor Equipment - 4.4%
Fairchild Semiconductor International, Inc. (a)	1,284,774	17,961
Freescale Semiconductor Holdings I Ltd.	584,500	9,334
Intel Corp.	454,981	12,021
Intersil Corp. Class A	1,460,387	16,444
Micron Technology, Inc. (a)	2,293,545	17,408
NXP Semiconductors NV (a)	275,200	5,842
ON Semiconductor Corp. (a)	10,420,922	90,662
		169,672
Software - 0.6%
Citrix Systems, Inc. (a)	230,899	15,057
Microsoft Corp.	108,800	3,213
Nuance Communications, Inc. (a)	219,300	6,254
		24,524
TOTAL INFORMATION TECHNOLOGY		442,103
MATERIALS - 16.0%
Chemicals - 12.3%
Dow Chemical Co.	832,388	27,893
H.B. Fuller Co.	461,829	13,218
LyondellBasell Industries NV Class A	8,108,809	349,493
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
OMNOVA Solutions, Inc. (a)(f)	2,822,602	$ 14,000
Phosphate Holdings, Inc. (a)	307,500	1,691
Solutia, Inc.	657,600	18,084
W.R. Grace & Co. (a)	838,069	44,870
		469,249
Containers & Packaging - 2.1%
Rock-Tenn Co. Class A	977,123	60,445
Sealed Air Corp.	1,091,149	21,747
		82,192
Metals & Mining - 1.3%
AngloGold Ashanti Ltd. sponsored ADR	526,100	24,095
Ormet Corp. (a)	330,000	1,822
Ormet Corp. (a)(i)	1,075,000	5,934
Teck Resources Ltd. Class B (sub. vtg.)	417,300	17,695
		49,546
Paper & Forest Products - 0.3%
Neenah Paper, Inc.	518,300	12,320
TOTAL MATERIALS		613,307
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	771,680	28,575
UTILITIES - 5.2%
Independent Power Producers & Energy Traders - 5.2%
Calpine Corp. (a)	2,598,800	37,942
The AES Corp. (a)	12,738,524	162,544
		200,486
TOTAL COMMON STOCKS (Cost $3,246,849)		3,649,752
Nonconvertible Preferred Stocks - 0.4%

CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	3,607
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	439,013	$ 9,742
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,207)		13,349
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 3,075	21
7.125% 7/15/13 (d)	8,320	56
7.2% 1/15/11 (d)	22,980	154
8.25% 7/15/23 (d)	25,035	168
8.375% 7/15/33 (d)	50,210	336
8.8% 3/1/21 (d)	10,765	72
		807
Multiline Retail - 0.2%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	10,360	6,371
TOTAL CONSUMER DISCRETIONARY		7,178
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	5,430	4,792
TOTAL NONCONVERTIBLE BONDS (Cost $11,894)		11,970
Floating Rate Loans - 0.3%

INDUSTRIALS - 0.2%
Airlines - 0.2%
US Airways Group, Inc. term loan 2.77% 3/23/14 (g)	10,990	9,946
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7953% 10/10/17 (g)	$ 5,458	$ 3,384
TOTAL FLOATING RATE LOANS (Cost $14,335)		13,330
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	141,005,025	141,005
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,238,825	10,239
TOTAL MONEY MARKET FUNDS (Cost $151,244)		151,244
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,443,529)		3,839,645
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(9,717)
NET ASSETS - 100%		$ 3,829,928
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,938,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 5,990
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 94
Fidelity Securities Lending Cash Central Fund	915
Total	$ 1,009
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cenveo, Inc.	$ 21,182	$ -	$ 2,557	$ -	$ -
Exide Technologies	26,087	897	-	-	12,970
Gray Television, Inc.	9,152	-	-	-	7,721
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OMNOVA Solutions, Inc.	$ 18,584	$ 330	$ -	$ -	$ 14,000
Service Corp. International	160,784	4,160	-	1,557	175,170
Total	$ 235,789	$ 5,387	$ 2,557	$ 1,557	$ 209,861
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 849,349	$ 849,345	$ -	$ 4
Consumer Staples	97,244	93,637	-	3,607
Energy	364,142	364,142	-	-
Financials	276,735	276,735	-	-
Health Care	263,745	263,745	-	-
Industrials	527,415	527,415	-	-
Information Technology	442,103	442,103	-	-
Materials	613,307	613,307	-	-
Telecommunication Services	28,575	28,575	-	-
Utilities	200,486	200,486	-	-
Corporate Bonds	11,970	-	11,163	807
Floating Rate Loans	13,330	-	13,330	-
Money Market Funds	151,244	151,244	-	-
Total Investments in Securities:	$ 3,839,645	$ 3,810,734	$ 24,493	$ 4,418
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,985
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(148)
Cost of Purchases	-
Proceeds of Sales	(1,282)
Amortization/Accretion	863
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,418
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (148)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.3%
Netherlands	9.2%
Switzerland	1.3%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,603) - See accompanying schedule: Unaffiliated issuers (cost $3,100,114)	$ 3,478,540
Fidelity Central Funds (cost $151,244)	151,244
Other affiliated issuers (cost $192,171)	209,861
Total Investments (cost $3,443,529)		$ 3,839,645
Cash		82
Receivable for investments sold		43,436
Receivable for fund shares sold		2,511
Dividends receivable		742
Interest receivable		451
Distributions receivable from Fidelity Central Funds		85
Prepaid expenses		10
Other receivables		251
Total assets		3,887,213

Liabilities
Payable for investments purchased	$ 38,694
Payable for fund shares redeemed	5,770
Accrued management fee	1,885
Other affiliated payables	663
Other payables and accrued expenses	34
Collateral on securities loaned, at value	10,239
Total liabilities		57,285

Net Assets		$ 3,829,928
Net Assets consist of:
Paid in capital		$ 4,177,362
Distributions in excess of net investment income		(40,613)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(702,937)
Net unrealized appreciation (depreciation) on investments		396,116
Net Assets		$ 3,829,928

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Leveraged Company Stock: Net Asset Value, offering price and redemption price per share ($3,260,178 ÷ 117,355 shares)	$ 27.78

Class K: Net Asset Value, offering price and redemption price per share ($569,750 ÷ 20,498 shares)	$ 27.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends (including $1,557 earned from other affiliated issuers)		$ 14,797
Interest		812
Income from Fidelity Central Funds (including $915 from security lending)		1,009
Total income		16,618

Expenses
Management fee	$ 10,998
Transfer agent fees	3,562
Accounting and security lending fees	517
Custodian fees and expenses	23
Independent trustees' compensation	12
Registration fees	48
Audit	34
Legal	12
Miscellaneous	19
Total expenses before reductions	15,225
Expense reductions	(280)	14,945
Net investment income (loss)		1,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,607
Other affiliated issuers	(3,843)
Foreign currency transactions	4
Total net realized gain (loss)		38,768
Change in net unrealized appreciation (depreciation) on: Investment securities	(222,677)
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(222,679)
Net gain (loss)		(183,911)
Net increase (decrease) in net assets resulting from operations		$ (182,238)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,673	$ 691
Net realized gain (loss)	38,768	265,176
Change in net unrealized appreciation (depreciation)	(222,679)	656,096
Net increase (decrease) in net assets resulting from operations	(182,238)	921,963
Distributions to shareholders from net investment income	(41,206)	(19,058)
Share transactions - net increase (decrease)	(433,024)	(810,250)
Redemption fees	237	558
Total increase (decrease) in net assets	(656,231)	93,213

Net Assets
Beginning of period	4,486,159	4,392,946
End of period (including distributions in excess of net investment income of $40,613 and distributions in excess of net investment income of $1,080, respectively)	$ 3,829,928	$ 4,486,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Leveraged Company Stock

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 28.85	$ 23.50	$ 19.55	$ 31.09	$ 33.78	$ 28.07
Income from Investment Operations
Net investment income (loss) D	.01	- J	.07	.21	.14	.44 H
Net realized and unrealized gain (loss)	(.79)	5.46	3.99	(11.37)	(1.06)	6.78
Total from investment operations	(.78)	5.46	4.06	(11.16)	(.92)	7.22
Distributions from net investment income	(.29)	(.11)	(.11)	(.14)	(.39)	(.12)
Distributions from net realized gain	-	-	-	(.25)	(1.39)	(1.40)
Total distributions	(.29)	(.11)	(.11)	(.39)	(1.78)	(1.52)
Redemption fees added to paid in capital D	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 27.78	$ 28.85	$ 23.50	$ 19.55	$ 31.09	$ 33.78
Total Return B, C	(2.59)%	23.27%	20.84%	(35.99)%	(2.76)%	27.08%
Ratios to Average Net Assets E, I
Expenses before reductions	.86% A	.85%	.88%	.92%	.83%	.83%
Expenses net of fee waivers, if any	.86% A	.85%	.88%	.92%	.83%	.83%
Expenses net of all reductions	.85% A	.84%	.88%	.92%	.83%	.83%
Net investment income (loss)	.07% A	-% G	.29%	1.17%	.44%	1.43% H
Supplemental Data
Net assets, end of period (in millions)	$ 3,260	$ 3,931	$ 3,983	$ 3,714	$ 8,032	$ 7,830
Portfolio turnover rate F	42% A	18%	21%	34%	30%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 28.86	$ 23.52	$ 19.56	$ 31.11	$ 34.10
Income from Investment Operations
Net investment income (loss) D	.03	.04	.11	.21	.05
Net realized and unrealized gain (loss)	(.78)	5.45	4.00	(11.35)	(3.04)
Total from investment operations	(.75)	5.49	4.11	(11.14)	(2.99)
Distributions from net investment income	(.31)	(.15)	(.15)	(.17)	-
Distributions from net realized gain	-	-	-	(.25)	-
Total distributions	(.31)	(.15)	(.15)	(.42)	-
Redemption fees added to paid in capital D	- I	- I	- I	.01	- I
Net asset value, end of period	$ 27.80	$ 28.86	$ 23.52	$ 19.56	$ 31.11
Total Return B, C	(2.48)%	23.45%	21.09%	(35.86)%	(8.77)%
Ratios to Average Net Assets E, H
Expenses before reductions	.70% A	.69%	.70%	.71%	.70% A
Expenses net of fee waivers, if any	.70% A	.69%	.70%	.71%	.70% A
Expenses net of all reductions	.68% A	.69%	.69%	.71%	.70% A
Net investment income (loss)	.24% A	.16%	.47%	1.39%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 569,750	$ 554,907	$ 409,934	$ 267,351	$ 91
Portfolio turnover rate F	42% A	18%	21%	34%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 809,359
Gross unrealized depreciation	(413,183)
Net unrealized appreciation (depreciation) on securities and other investments	$ 396,176

Tax cost	$ 3,443,469

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (37,148)
2018	(691,824)
Total capital loss carryforward	$ (728,972)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $749,645 and $1,183,497, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Leveraged Company Stock	$ 3,436.22
Class K	126.05
	$ 3,562

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $63 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $358. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $16 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $280 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Leveraged Company Stock	$ 35,167	$ 16,431
Class K	6,039	2,627
Total	$ 41,206	$ 19,058

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Leveraged Company Stock
Shares sold	6,197	21,818	$ 156,859	$ 623,715
Reinvestment of distributions	1,333	608	33,481	15,688
Shares redeemed	(26,436)	(55,621)	(656,817)	(1,504,254)
Net increase (decrease)	(18,906)	(33,195)	$ (466,477)	$ (864,851)
Class K
Shares sold	5,049	7,678	$ 127,977	$ 217,275
Reinvestment of distributions	240	103	6,039	2,627
Shares redeemed	(4,016)	(5,983)	(100,563)	(165,301)
Net increase (decrease)	1,273	1,798	$ 33,453	$ 54,601

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

LSF-K-USAN-0312
1.863384.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

OTC

Portfolio

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
OTC	1.00%
Actual		$ 1,000.00	$ 993.10	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class K	.85%
Actual		$ 1,000.00	$ 993.80	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	13.3	11.7
Google, Inc. Class A	5.8	8.4
Microsoft Corp.	3.9	2.2
Accretive Health, Inc.	3.5	2.9
Green Mountain Coffee Roasters, Inc.	2.9	1.0
Oracle Corp.	2.6	2.1
Questcor Pharmaceuticals, Inc.	2.6	0.0
NVIDIA Corp.	2.6	3.6
Randgold Resources Ltd. sponsored ADR	2.4	1.2
Rackspace Hosting, Inc.	2.2	3.0
	41.8
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	55.9	58.2
Consumer Discretionary	15.9	17.8
Health Care	14.3	15.3
Consumer Staples	3.1	1.1
Materials	3.1	1.3
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks 100.2%		Stocks 99.6%
	Short-Term Investments and Net Other Assets† (0.2)%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	11.6%	** Foreign investments	8.6%

† Short-Term Investments and Net Other Assets are not included in the pie chart

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.6%
Amerigon, Inc. (a)	708,782	$ 10,880
Gentex Corp.	1,216,500	32,687
		43,567
Automobiles - 1.9%
Tesla Motors, Inc. (a)(d)	5,132,864	149,212
Diversified Consumer Services - 0.1%
Coinstar, Inc. (a)(d)	14,600	726
K12, Inc. (a)	314,100	7,033
		7,759
Hotels, Restaurants & Leisure - 2.0%
BJ's Restaurants, Inc. (a)	302,600	15,139
Bravo Brio Restaurant Group, Inc. (a)	661,025	12,725
China Lodging Group Ltd. ADR (a)(d)	188,800	2,841
Dunkin' Brands Group, Inc. (a)	37,400	1,034
Las Vegas Sands Corp.	42,200	2,072
Starbucks Corp.	2,118,500	101,540
Texas Roadhouse, Inc. Class A	1,054,000	15,979
Wynn Resorts Ltd.	4,700	542
		151,872
Household Durables - 1.7%
D.R. Horton, Inc.	2,121,200	29,527
iRobot Corp. (a)(e)	1,749,645	57,808
Lennar Corp. Class A	221,900	4,769
PulteGroup, Inc. (a)	98,700	735
SodaStream International Ltd. (a)(d)	228,258	8,717
Techtronic Industries Co. Ltd.	672,500	747
Toll Brothers, Inc. (a)	1,246,100	27,177
		129,480
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	823,396	160,101
ASOS PLC (a)	135,500	3,673
E-Commerce China Dangdang, Inc. ADR (a)(d)	62,900	462
Groupon, Inc. Class A (a)(d)	1,620,200	33,036
Netflix, Inc. (a)	160,200	19,256
Ocado Group PLC (a)	2,986,365	4,099
		220,627
Media - 3.8%
Comcast Corp. Class A	3,443,000	91,549
Discovery Communications, Inc. (a)	463,900	19,892
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
DISH Network Corp. Class A	1,094,800	$ 30,567
Focus Media Holding Ltd. ADR (a)	23,500	470
Lions Gate Entertainment Corp. (a)	3,444,693	34,723
Pandora Media, Inc. (d)	1,866,300	24,616
Sirius XM Radio, Inc. (a)	34,428,384	71,955
Virgin Media, Inc.	648,300	15,455
WPP PLC sponsored ADR	11,900	698
		289,925
Specialty Retail - 1.0%
Barnes & Noble, Inc. (a) (e)	5,610,117	67,714
Bed Bath & Beyond, Inc. (a)	184,200	11,181
Francescas Holdings Corp. (a)	9,100	202
I.T Ltd.	722,000	414
Teavana Holdings, Inc. (a)(d)	10,300	195
		79,706
Textiles, Apparel & Luxury Goods - 1.8%
Burberry Group PLC sponsored ADR	407,000	17,448
Deckers Outdoor Corp. (a)	107,000	8,651
lululemon athletica, Inc. (a)	1,653,346	104,376
Michael Kors Holdings Ltd.	44,200	1,368
Ralph Lauren Corp.	5,100	775
Steven Madden Ltd. (a)	34,950	1,438
Trinity Ltd.	700,000	563
		134,619
TOTAL CONSUMER DISCRETIONARY		1,206,767
CONSUMER STAPLES - 3.1%
Beverages - 0.0%
Monster Beverage Corp. (a)	8,700	909
Food & Staples Retailing - 0.0%
Drogasil SA	84,760	703
Whole Foods Market, Inc.	10,900	807
		1,510
Food Products - 3.1%
Diamond Foods, Inc.	89,000	3,234
Green Mountain Coffee Roasters, Inc. (a)(d)	4,160,204	221,905
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Tingyi (Cayman Islands) Holding Corp. ADR	11,100	$ 654
Want Want China Holdings Ltd. ADR	180,400	8,291
		234,084
Personal Products - 0.0%
USANA Health Sciences, Inc. (a)(d)	22,500	783
TOTAL CONSUMER STAPLES		237,286
ENERGY - 2.4%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	546,800	26,864
Halliburton Co.	763,300	28,074
ION Geophysical Corp. (a)	1,374,400	10,212
		65,150
Oil, Gas & Consumable Fuels - 1.5%
Alpha Natural Resources, Inc. (a)	1,772,000	35,653
Amyris, Inc. (a)(d)	2,220,628	19,919
Georesources, Inc. (a)	1,053,600	32,251
Petroleum Development Corp. (a)	508,951	15,844
Solazyme, Inc. (d)	884,269	10,275
		113,942
TOTAL ENERGY		179,092
FINANCIALS - 2.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc.	300	33
WisdomTree Investments, Inc. (a)	285,920	1,638
		1,671
Commercial Banks - 0.5%
Associated Banc-Corp.	54,700	682
Fulton Financial Corp.	63,700	592
HDFC Bank Ltd. sponsored ADR	930,900	28,886
Huntington Bancshares, Inc.	114,900	656
National Penn Bancshares, Inc.	88,300	767
Popular, Inc. (a)	271,600	426
Standard Chartered PLC	26,500	641
SVB Financial Group (a)	19,800	1,149
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	191,400	$ 5,591
Zions Bancorporation	62,600	1,054
		40,444
Diversified Financial Services - 1.6%
Citigroup, Inc.	1,722,960	52,929
CME Group, Inc.	255,100	61,099
Hong Kong Exchanges and Clearing Ltd.	34,800	604
JPMorgan Chase & Co.	17,700	660
NBH Holdings Corp. Class A (a)(f)	110,800	1,801
		117,093
TOTAL FINANCIALS		159,208
HEALTH CARE - 14.3%
Biotechnology - 6.4%
Achillion Pharmaceuticals, Inc. (a)	1,402,500	15,554
Alkermes PLC (a)	630,498	11,860
Alnylam Pharmaceuticals, Inc. (a)	69,600	805
Amarin Corp. PLC ADR (a)	4,224,061	34,468
Amylin Pharmaceuticals, Inc. (a)	976,939	13,902
Anthera Pharmaceuticals, Inc. (a)	1,934,500	15,244
ARIAD Pharmaceuticals, Inc. (a)	83,400	1,230
Biogen Idec, Inc. (a)	414,100	48,831
BioMarin Pharmaceutical, Inc. (a)	84,800	3,025
Cepheid, Inc. (a)	271,600	11,967
Dendreon Corp. (a)(d)	20,836	283
Genomic Health, Inc. (a)	26,320	730
Gilead Sciences, Inc. (a)	2,138,700	104,454
ImmunoGen, Inc. (a)	297,309	4,198
InterMune, Inc. (a)	1,254,120	18,812
Ironwood Pharmaceuticals, Inc. Class A (a)	2,345,200	35,178
Isis Pharmaceuticals, Inc. (a)	80,849	660
Medivation, Inc. (a)	502,920	27,867
Mesoblast Ltd. (a)(d)	983,763	6,736
NPS Pharmaceuticals, Inc. (a)	337,200	2,590
Seattle Genetics, Inc. (a)	339,603	6,429
Targacept, Inc. (a)	216,749	1,318
Theravance, Inc. (a)	1,031,000	18,290
Vertex Pharmaceuticals, Inc. (a)	2,551,188	94,266
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Vical, Inc. (a)	2,954,800	$ 10,371
ZIOPHARM Oncology, Inc. (a)	290,700	1,544
		490,612
Health Care Equipment & Supplies - 0.6%
Endologix, Inc. (a)	93,600	1,215
Mako Surgical Corp. (a)(d)	767,663	27,467
Masimo Corp. (a)	22,700	486
Volcano Corp. (a)	608,800	17,077
Zoll Medical Corp. (a)	10,800	741
		46,986
Health Care Providers & Services - 3.5%
Accretive Health, Inc. (a)(d)(e)	9,821,402	263,508
IPC The Hospitalist Co., Inc. (a)	52,048	1,753
		265,261
Health Care Technology - 0.4%
athenahealth, Inc. (a)	221,600	12,893
Merge Healthcare, Inc. (a)	3,533,000	19,361
SXC Health Solutions Corp. (a)	12,200	772
		33,026
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	43,083	641
Pharmaceuticals - 3.4%
Elan Corp. PLC sponsored ADR (a)	2,511,000	34,175
Jazz Pharmaceuticals PLC (a)	466,600	21,697
Questcor Pharmaceuticals, Inc. (a)(e)	5,667,940	200,815
		256,687
TOTAL HEALTH CARE		1,093,213
INDUSTRIALS - 1.6%
Airlines - 1.1%
Delta Air Lines, Inc. (a)	3,050,700	32,185
United Continental Holdings, Inc. (a)	2,227,000	51,444
		83,629
Construction & Engineering - 0.0%
Foster Wheeler AG (a)	49,384	1,109
Electrical Equipment - 0.1%
Polypore International, Inc. (a)	182,200	6,938
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.4%
Westport Innovations, Inc. (a)	790,000	$ 32,864
Trading Companies & Distributors - 0.0%
Rush Enterprises, Inc. Class A (a)	34,900	803
TOTAL INDUSTRIALS		125,343
INFORMATION TECHNOLOGY - 55.9%
Communications Equipment - 6.1%
Acme Packet, Inc. (a)	970,678	28,373
Aruba Networks, Inc. (a)(e)	6,819,927	151,266
Brocade Communications Systems, Inc. (a)	4,576,400	25,674
Cisco Systems, Inc.	548,200	10,761
HTC Corp.	35,542	583
Polycom, Inc. (a)	5,721,170	114,137
QUALCOMM, Inc.	1,763,409	103,724
Riverbed Technology, Inc. (a)	1,234,003	29,542
		464,060
Computers & Peripherals - 14.6%
Apple, Inc. (a)	2,235,900	1,020,641
Catcher Technology Co. Ltd.	135,000	839
Fusion-io, Inc. (d)	1,504,659	34,773
SanDisk Corp. (a)	978,850	44,910
Silicon Graphics International Corp. (a)(d)	1,177,474	16,061
		1,117,224
Electronic Equipment & Components - 0.4%
Corning, Inc.	23,600	304
E Ink Holdings, Inc.	6,365,000	9,033
E Ink Holdings, Inc. GDR (a)(f)	35,700	507
IPG Photonics Corp. (a)	16,258	858
Itron, Inc. (a)	173,200	6,718
Maxwell Technologies, Inc. (a)	672,637	13,762
		31,182
Internet Software & Services - 11.4%
Active Network, Inc.	51,200	762
Angie's List, Inc. (d)	29,200	431
Baidu.com, Inc. sponsored ADR (a)	863,500	110,114
Constant Contact, Inc. (a)	750,000	18,735
eBay, Inc. (a)	2,895,400	91,495
Facebook, Inc. Class B (g)	335,669	8,392
Google, Inc. Class A (a)	764,522	443,507
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LinkedIn Corp. (a)	14,500	$ 1,046
LogMeIn, Inc. (a)	527,840	21,024
Mail.ru Group Ltd. GDR (a)(f)	11,300	373
Rackspace Hosting, Inc. (a)	3,831,556	166,328
Renren, Inc. ADR (d)	119,800	665
SINA Corp. (a)	120,100	8,439
Velti PLC (a)	356,351	3,118
		874,429
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	1,999,245	143,446
HiSoft Technology International Ltd. ADR (a)	1,478,580	16,811
MasterCard, Inc. Class A	7,300	2,596
ServiceSource International, Inc.	27,300	462
		163,315
Semiconductors & Semiconductor Equipment - 8.5%
Altera Corp.	1,492,200	59,375
Applied Micro Circuits Corp. (a)	445,250	3,486
ASML Holding NV	1,378,600	59,266
Broadcom Corp. Class A	600,200	20,611
Cypress Semiconductor Corp.	32,550	560
Inphi Corp. (a)	1,044,000	15,315
Mellanox Technologies Ltd. (a)	1,524,151	55,891
Micron Technology, Inc. (a)	91,900	698
NVE Corp. (a)(e)	460,415	25,111
NVIDIA Corp. (a)	13,448,212	198,630
NXP Semiconductors NV (a)	3,727,489	79,135
ON Semiconductor Corp. (a)	651,000	5,664
RF Micro Devices, Inc. (a)	6,157,400	30,725
Skyworks Solutions, Inc. (a)	1,305,400	28,171
Standard Microsystems Corp. (a)	29,100	750
Texas Instruments, Inc.	930,100	30,117
Volterra Semiconductor Corp. (a)	1,206,500	36,400
		649,905
Software - 12.8%
Ariba, Inc. (a)	1,183,714	32,315
BMC Software, Inc. (a)	13,600	493
BroadSoft, Inc. (a)	874,780	24,389
Citrix Systems, Inc. (a)	578,768	37,741
Electronic Arts, Inc. (a)	1,750,139	32,500
Fortinet, Inc. (a)	33,200	757
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Gameloft (a)(e)	7,579,787	$ 52,643
Guidewire Software, Inc.	57,600	1,039
Informatica Corp. (a)	24,400	1,032
Jive Software, Inc.	154,000	2,287
Kingdee International Software Group Co. Ltd.	1,288,800	384
Microsoft Corp.	10,102,665	298,332
MicroStrategy, Inc. Class A (a)	458,300	52,759
Oracle Corp.	7,121,800	200,835
QLIK Technologies, Inc. (a)	941,600	26,553
salesforce.com, Inc. (a)	261,000	30,485
Sourcefire, Inc. (a)	280,100	8,689
Synchronoss Technologies, Inc. (a)(e)	3,643,327	121,760
Take-Two Interactive Software, Inc. (a)	686,515	10,710
Ubisoft Entertainment SA (a)	3,822,966	29,901
Zynga, Inc. (d)	1,692,700	17,773
		983,377
TOTAL INFORMATION TECHNOLOGY		4,283,492
MATERIALS - 3.1%
Chemicals - 0.3%
Celanese Corp. Class A	13,300	648
CF Industries Holdings, Inc.	33,500	5,942
Innophos Holdings, Inc.	15,056	752
The Mosaic Co.	321,400	17,989
		25,331
Metals & Mining - 2.8%
Fortescue Metals Group Ltd. ADR	289,300	7,698
Randgold Resources Ltd. sponsored ADR	1,571,833	179,833
Royal Gold, Inc.	168,800	12,852
U.S. Silica Holdings, Inc.	600,000	10,200
		210,583
TOTAL MATERIALS		235,914
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.0%
Cbeyond, Inc. (a)	20,502	174
Wireless Telecommunication Services - 1.8%
Clearwire Corp. Class A (a)	3,463,334	5,853
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	6,650,400	$ 133,740
Sprint Nextel Corp. (a)	330,481	701
		140,294
TOTAL TELECOMMUNICATION SERVICES		140,468
TOTAL COMMON STOCKS (Cost $6,923,539)		7,660,783
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany) (Cost $9,186)	166,975	10,236
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.12% (b)	13,138,847	13,139
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	279,015,504	279,016
TOTAL MONEY MARKET FUNDS (Cost $292,155)		292,155
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations) # (Cost $6,681)	$ 6,681	6,681
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $7,231,561)		7,969,855
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(311,932)
NET ASSETS - 100%		$ 7,657,923
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,681,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,392,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 8,394
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$6,681,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 3,524
Barclays Capital, Inc.	1,875
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,282
$ 6,681
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27
Fidelity Securities Lending Cash Central Fund	12,905
Total	$ 12,932
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 225,437	$ 60,544	$ 1,176	$ -	$ 263,508
Aruba Networks, Inc.	179,343	10,093	30,917	-	151,266
Barnes & Noble, Inc.	-	112,062	20,838	-	67,714
Gameloft	51,802	565	-	-	52,643
Georesources, Inc.	47,705	-	22,156	-	-
iRobot Corp.	57,960	9,102	7,404	-	57,808
Meru Networks, Inc.	8,324	3,822	8,935	-	-
NVE Corp.	-	25,275	-	-	25,111
Petroleum Development Corp.	44,294	-	23,012	-	-
Questcor Pharmaceuticals, Inc.	-	192,798	23,930	-	200,815
Rackspace Hosting, Inc.	228,165	40,271	121,689	-	-
Synchronoss Technologies, Inc.	94,771	13,907	1,384	-	121,760
Vical, Inc.	11,079	5,826	2,530	-	-
Total	$ 948,880	$ 474,265	$ 263,971	$ -	$ 940,625
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,217,003	$ 1,217,003	$ -	$ -
Consumer Staples	237,286	237,286	-	-
Energy	179,092	179,092	-	-
Financials	159,208	157,407	-	1,801
Health Care	1,093,213	1,093,213	-	-
Industrials	125,343	125,343	-	-
Information Technology	4,283,492	4,275,100	-	8,392
Materials	235,914	225,714	10,200	-
Telecommunication Services	140,468	140,468	-	-
Money Market Funds	292,155	292,155	-	-
Cash Equivalents	6,681	-	6,681	-
Total Investments in Securities:	$ 7,969,855	$ 7,942,781	$ 16,881	$ 10,193
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,386
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(193)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,193
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (193)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Bailiwick of Jersey	2.4%
Cayman Islands	1.9%
Netherlands	1.8%
France	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $271,383 and repurchase agreements of $6,681) - See accompanying schedule: Unaffiliated issuers (cost $6,133,820)	$ 6,737,075
Fidelity Central Funds (cost $292,155)	292,155
Other affiliated issuers (cost $805,586)	940,625
Total Investments (cost $7,231,561)		$ 7,969,855
Receivable for investments sold		64,878
Receivable for fund shares sold		12,045
Dividends receivable		826
Distributions receivable from Fidelity Central Funds		2,952
Prepaid expenses		18
Other receivables		1,061
Total assets		8,051,635

Liabilities
Payable for investments purchased	$ 99,394
Payable for fund shares redeemed	9,191
Accrued management fee	4,797
Other affiliated payables	1,105
Other payables and accrued expenses	209
Collateral on securities loaned, at value	279,016
Total liabilities		393,712

Net Assets		$ 7,657,923
Net Assets consist of:
Paid in capital		$ 7,249,727
Accumulated net investment loss		(8,313)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(321,711)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		738,220
Net Assets		$ 7,657,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($6,102,114 ÷ 103,650 shares)	$ 58.87

Class K: Net Asset Value, offering price and redemption price per share ($1,555,809 ÷ 26,261 shares)	$ 59.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 8,287
Special dividends		4,466
Interest		1
Income from Fidelity Central Funds (including $12,905 from security lending)		12,932
Total income		25,686

Expenses
Management fee Basic fee	$ 21,850
Performance adjustment	5,950
Transfer agent fees	6,052
Accounting and security lending fees	633
Custodian fees and expenses	120
Independent trustees' compensation	24
Registration fees	108
Audit	39
Legal	18
Interest	4
Miscellaneous	31
Total expenses before reductions	34,829
Expense reductions	(964)	33,865
Net investment income (loss)		(8,179)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	86,827
Other affiliated issuers	61,823
Foreign currency transactions	(67)
Total net realized gain (loss)		148,583
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,964)
Assets and liabilities in foreign currencies	(45)
Total change in net unrealized appreciation (depreciation)		(205,009)
Net gain (loss)		(56,426)
Net increase (decrease) in net assets resulting from operations		$ (64,605)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,179)	$ (32,610)
Net realized gain (loss)	148,583	893,317
Change in net unrealized appreciation (depreciation)	(205,009)	918,202
Net increase (decrease) in net assets resulting from operations	(64,605)	1,778,909
Share transactions - net increase (decrease)	(14,648)	(58,129)
Total increase (decrease) in net assets	(79,253)	1,720,780

Net Assets
Beginning of period	7,737,176	6,016,396
End of period (including accumulated net investment loss of $8,313 and accumulated net investment loss of $134, respectively)	$ 7,657,923	$ 7,737,176

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 59.28	$ 45.00	$ 38.73	$ 44.66	$ 47.09	$ 34.70
Income from Investment Operations
Net investment income (loss) D	(.07) G	(.27)	(.23)	(.12)	(.20)	(.19)
Net realized and unrealized gain (loss)	(.34)	14.55	6.50	(5.81)	(2.23)	12.58
Total from investment operations	(.41)	14.28	6.27	(5.93)	(2.43)	12.39
Net asset value, end of period	$ 58.87	$ 59.28	$ 45.00	$ 38.73	$ 44.66	$ 47.09
Total Return B, C	(.69)%	31.73%	16.19%	(13.28)%	(5.16)%	35.71%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	.94%	1.06%	1.13%	1.06%	.96%
Expenses net of fee waivers, if any	1.00% A	.94%	1.06%	1.13%	1.06%	.96%
Expenses net of all reductions	.97% A	.92%	1.04%	1.13%	1.05%	.95%
Net investment income (loss)	(.25)% A, G	(.49)%	(.51)%	(.37)%	(.42)%	(.45)%
Supplemental Data
Net assets, end of period (in millions)	$ 6,102	$ 6,374	$ 5,080	$ 4,677	$ 6,871	$ 8,778
Portfolio turnover rate F	146% A	158%	163%	151%	145%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.38)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 59.61	$ 45.19	$ 38.83	$ 44.68	$ 47.79
Income from Investment Operations
Net investment income (loss) D	(.03) G	(.19)	(.16)	(.05)	(.05)
Net realized and unrealized gain (loss)	(.34)	14.61	6.52	(5.80)	(3.06)
Total from investment operations	(.37)	14.42	6.36	(5.85)	(3.11)
Net asset value, end of period	$ 59.24	$ 59.61	$ 45.19	$ 38.83	$ 44.68
Total Return B, C	(.62)%	31.91%	16.38%	(13.09)%	(6.51)%
Ratios to Average Net Assets E, I
Expenses before reductions	.85% A	.80%	.90%	.92%	.91% A
Expenses net of fee waivers, if any	.85% A	.80%	.90%	.92%	.91% A
Expenses net of all reductions	.83% A	.78%	.88%	.92%	.91% A
Net investment income (loss)	(.11)% A, G	(.35)%	(.35)%	(.17)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,555,809	$ 1,363,389	$ 936,256	$ 488,683	$ 93
Portfolio turnover rate F	146% A	158%	163%	151%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%.

H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC shares and Class K shares, each of which has equal rights as to assets and voting privileges. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,186,936
Gross unrealized depreciation	(522,495)
Net unrealized appreciation (depreciation) on securities and other investments	$ 664,441

Tax cost	$ 7,305,414

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (401,153)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,326,981 and $5,304,001, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
OTC	$ 5,703.20
Class K	349.05
	$ 6,052

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $423 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,179.37%		$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $27,323. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $667 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $964 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
OTC
Shares sold	14,396	24,641	$ 797,294	$ 1,408,789
Shares redeemed	(18,270)	(29,999)	(1,002,735)	(1,594,260)
Net increase (decrease)	(3,874)	(5,358)	$ (205,441)	$ (185,471)
Class K
Shares sold	7,618	7,657	$ 424,983	$ 426,960
Shares redeemed	(4,229)	(5,502)	(234,190)	(299,618)
Net increase (decrease)	3,389	2,155	$ 190,793	$ 127,342

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

OTC-USAN-0312
1.789288.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

OTC

Portfolio -
Class K

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
OTC	1.00%
Actual		$ 1,000.00	$ 993.10	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.08
Class K	.85%
Actual		$ 1,000.00	$ 993.80	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.86	$ 4.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	13.3	11.7
Google, Inc. Class A	5.8	8.4
Microsoft Corp.	3.9	2.2
Accretive Health, Inc.	3.5	2.9
Green Mountain Coffee Roasters, Inc.	2.9	1.0
Oracle Corp.	2.6	2.1
Questcor Pharmaceuticals, Inc.	2.6	0.0
NVIDIA Corp.	2.6	3.6
Randgold Resources Ltd. sponsored ADR	2.4	1.2
Rackspace Hosting, Inc.	2.2	3.0
	41.8
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	55.9	58.2
Consumer Discretionary	15.9	17.8
Health Care	14.3	15.3
Consumer Staples	3.1	1.1
Materials	3.1	1.3
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks 100.2%		Stocks 99.6%
	Short-Term Investments and Net Other Assets† (0.2)%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	11.6%	** Foreign investments	8.6%

† Short-Term Investments and Net Other Assets are not included in the pie chart

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.6%
Amerigon, Inc. (a)	708,782	$ 10,880
Gentex Corp.	1,216,500	32,687
		43,567
Automobiles - 1.9%
Tesla Motors, Inc. (a)(d)	5,132,864	149,212
Diversified Consumer Services - 0.1%
Coinstar, Inc. (a)(d)	14,600	726
K12, Inc. (a)	314,100	7,033
		7,759
Hotels, Restaurants & Leisure - 2.0%
BJ's Restaurants, Inc. (a)	302,600	15,139
Bravo Brio Restaurant Group, Inc. (a)	661,025	12,725
China Lodging Group Ltd. ADR (a)(d)	188,800	2,841
Dunkin' Brands Group, Inc. (a)	37,400	1,034
Las Vegas Sands Corp.	42,200	2,072
Starbucks Corp.	2,118,500	101,540
Texas Roadhouse, Inc. Class A	1,054,000	15,979
Wynn Resorts Ltd.	4,700	542
		151,872
Household Durables - 1.7%
D.R. Horton, Inc.	2,121,200	29,527
iRobot Corp. (a)(e)	1,749,645	57,808
Lennar Corp. Class A	221,900	4,769
PulteGroup, Inc. (a)	98,700	735
SodaStream International Ltd. (a)(d)	228,258	8,717
Techtronic Industries Co. Ltd.	672,500	747
Toll Brothers, Inc. (a)	1,246,100	27,177
		129,480
Internet & Catalog Retail - 2.9%
Amazon.com, Inc. (a)	823,396	160,101
ASOS PLC (a)	135,500	3,673
E-Commerce China Dangdang, Inc. ADR (a)(d)	62,900	462
Groupon, Inc. Class A (a)(d)	1,620,200	33,036
Netflix, Inc. (a)	160,200	19,256
Ocado Group PLC (a)	2,986,365	4,099
		220,627
Media - 3.8%
Comcast Corp. Class A	3,443,000	91,549
Discovery Communications, Inc. (a)	463,900	19,892
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
DISH Network Corp. Class A	1,094,800	$ 30,567
Focus Media Holding Ltd. ADR (a)	23,500	470
Lions Gate Entertainment Corp. (a)	3,444,693	34,723
Pandora Media, Inc. (d)	1,866,300	24,616
Sirius XM Radio, Inc. (a)	34,428,384	71,955
Virgin Media, Inc.	648,300	15,455
WPP PLC sponsored ADR	11,900	698
		289,925
Specialty Retail - 1.0%
Barnes & Noble, Inc. (a) (e)	5,610,117	67,714
Bed Bath & Beyond, Inc. (a)	184,200	11,181
Francescas Holdings Corp. (a)	9,100	202
I.T Ltd.	722,000	414
Teavana Holdings, Inc. (a)(d)	10,300	195
		79,706
Textiles, Apparel & Luxury Goods - 1.8%
Burberry Group PLC sponsored ADR	407,000	17,448
Deckers Outdoor Corp. (a)	107,000	8,651
lululemon athletica, Inc. (a)	1,653,346	104,376
Michael Kors Holdings Ltd.	44,200	1,368
Ralph Lauren Corp.	5,100	775
Steven Madden Ltd. (a)	34,950	1,438
Trinity Ltd.	700,000	563
		134,619
TOTAL CONSUMER DISCRETIONARY		1,206,767
CONSUMER STAPLES - 3.1%
Beverages - 0.0%
Monster Beverage Corp. (a)	8,700	909
Food & Staples Retailing - 0.0%
Drogasil SA	84,760	703
Whole Foods Market, Inc.	10,900	807
		1,510
Food Products - 3.1%
Diamond Foods, Inc.	89,000	3,234
Green Mountain Coffee Roasters, Inc. (a)(d)	4,160,204	221,905
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Tingyi (Cayman Islands) Holding Corp. ADR	11,100	$ 654
Want Want China Holdings Ltd. ADR	180,400	8,291
		234,084
Personal Products - 0.0%
USANA Health Sciences, Inc. (a)(d)	22,500	783
TOTAL CONSUMER STAPLES		237,286
ENERGY - 2.4%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	546,800	26,864
Halliburton Co.	763,300	28,074
ION Geophysical Corp. (a)	1,374,400	10,212
		65,150
Oil, Gas & Consumable Fuels - 1.5%
Alpha Natural Resources, Inc. (a)	1,772,000	35,653
Amyris, Inc. (a)(d)	2,220,628	19,919
Georesources, Inc. (a)	1,053,600	32,251
Petroleum Development Corp. (a)	508,951	15,844
Solazyme, Inc. (d)	884,269	10,275
		113,942
TOTAL ENERGY		179,092
FINANCIALS - 2.1%
Capital Markets - 0.0%
Goldman Sachs Group, Inc.	300	33
WisdomTree Investments, Inc. (a)	285,920	1,638
		1,671
Commercial Banks - 0.5%
Associated Banc-Corp.	54,700	682
Fulton Financial Corp.	63,700	592
HDFC Bank Ltd. sponsored ADR	930,900	28,886
Huntington Bancshares, Inc.	114,900	656
National Penn Bancshares, Inc.	88,300	767
Popular, Inc. (a)	271,600	426
Standard Chartered PLC	26,500	641
SVB Financial Group (a)	19,800	1,149
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	191,400	$ 5,591
Zions Bancorporation	62,600	1,054
		40,444
Diversified Financial Services - 1.6%
Citigroup, Inc.	1,722,960	52,929
CME Group, Inc.	255,100	61,099
Hong Kong Exchanges and Clearing Ltd.	34,800	604
JPMorgan Chase & Co.	17,700	660
NBH Holdings Corp. Class A (a)(f)	110,800	1,801
		117,093
TOTAL FINANCIALS		159,208
HEALTH CARE - 14.3%
Biotechnology - 6.4%
Achillion Pharmaceuticals, Inc. (a)	1,402,500	15,554
Alkermes PLC (a)	630,498	11,860
Alnylam Pharmaceuticals, Inc. (a)	69,600	805
Amarin Corp. PLC ADR (a)	4,224,061	34,468
Amylin Pharmaceuticals, Inc. (a)	976,939	13,902
Anthera Pharmaceuticals, Inc. (a)	1,934,500	15,244
ARIAD Pharmaceuticals, Inc. (a)	83,400	1,230
Biogen Idec, Inc. (a)	414,100	48,831
BioMarin Pharmaceutical, Inc. (a)	84,800	3,025
Cepheid, Inc. (a)	271,600	11,967
Dendreon Corp. (a)(d)	20,836	283
Genomic Health, Inc. (a)	26,320	730
Gilead Sciences, Inc. (a)	2,138,700	104,454
ImmunoGen, Inc. (a)	297,309	4,198
InterMune, Inc. (a)	1,254,120	18,812
Ironwood Pharmaceuticals, Inc. Class A (a)	2,345,200	35,178
Isis Pharmaceuticals, Inc. (a)	80,849	660
Medivation, Inc. (a)	502,920	27,867
Mesoblast Ltd. (a)(d)	983,763	6,736
NPS Pharmaceuticals, Inc. (a)	337,200	2,590
Seattle Genetics, Inc. (a)	339,603	6,429
Targacept, Inc. (a)	216,749	1,318
Theravance, Inc. (a)	1,031,000	18,290
Vertex Pharmaceuticals, Inc. (a)	2,551,188	94,266
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Vical, Inc. (a)	2,954,800	$ 10,371
ZIOPHARM Oncology, Inc. (a)	290,700	1,544
		490,612
Health Care Equipment & Supplies - 0.6%
Endologix, Inc. (a)	93,600	1,215
Mako Surgical Corp. (a)(d)	767,663	27,467
Masimo Corp. (a)	22,700	486
Volcano Corp. (a)	608,800	17,077
Zoll Medical Corp. (a)	10,800	741
		46,986
Health Care Providers & Services - 3.5%
Accretive Health, Inc. (a)(d)(e)	9,821,402	263,508
IPC The Hospitalist Co., Inc. (a)	52,048	1,753
		265,261
Health Care Technology - 0.4%
athenahealth, Inc. (a)	221,600	12,893
Merge Healthcare, Inc. (a)	3,533,000	19,361
SXC Health Solutions Corp. (a)	12,200	772
		33,026
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	43,083	641
Pharmaceuticals - 3.4%
Elan Corp. PLC sponsored ADR (a)	2,511,000	34,175
Jazz Pharmaceuticals PLC (a)	466,600	21,697
Questcor Pharmaceuticals, Inc. (a)(e)	5,667,940	200,815
		256,687
TOTAL HEALTH CARE		1,093,213
INDUSTRIALS - 1.6%
Airlines - 1.1%
Delta Air Lines, Inc. (a)	3,050,700	32,185
United Continental Holdings, Inc. (a)	2,227,000	51,444
		83,629
Construction & Engineering - 0.0%
Foster Wheeler AG (a)	49,384	1,109
Electrical Equipment - 0.1%
Polypore International, Inc. (a)	182,200	6,938
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.4%
Westport Innovations, Inc. (a)	790,000	$ 32,864
Trading Companies & Distributors - 0.0%
Rush Enterprises, Inc. Class A (a)	34,900	803
TOTAL INDUSTRIALS		125,343
INFORMATION TECHNOLOGY - 55.9%
Communications Equipment - 6.1%
Acme Packet, Inc. (a)	970,678	28,373
Aruba Networks, Inc. (a)(e)	6,819,927	151,266
Brocade Communications Systems, Inc. (a)	4,576,400	25,674
Cisco Systems, Inc.	548,200	10,761
HTC Corp.	35,542	583
Polycom, Inc. (a)	5,721,170	114,137
QUALCOMM, Inc.	1,763,409	103,724
Riverbed Technology, Inc. (a)	1,234,003	29,542
		464,060
Computers & Peripherals - 14.6%
Apple, Inc. (a)	2,235,900	1,020,641
Catcher Technology Co. Ltd.	135,000	839
Fusion-io, Inc. (d)	1,504,659	34,773
SanDisk Corp. (a)	978,850	44,910
Silicon Graphics International Corp. (a)(d)	1,177,474	16,061
		1,117,224
Electronic Equipment & Components - 0.4%
Corning, Inc.	23,600	304
E Ink Holdings, Inc.	6,365,000	9,033
E Ink Holdings, Inc. GDR (a)(f)	35,700	507
IPG Photonics Corp. (a)	16,258	858
Itron, Inc. (a)	173,200	6,718
Maxwell Technologies, Inc. (a)	672,637	13,762
		31,182
Internet Software & Services - 11.4%
Active Network, Inc.	51,200	762
Angie's List, Inc. (d)	29,200	431
Baidu.com, Inc. sponsored ADR (a)	863,500	110,114
Constant Contact, Inc. (a)	750,000	18,735
eBay, Inc. (a)	2,895,400	91,495
Facebook, Inc. Class B (g)	335,669	8,392
Google, Inc. Class A (a)	764,522	443,507
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LinkedIn Corp. (a)	14,500	$ 1,046
LogMeIn, Inc. (a)	527,840	21,024
Mail.ru Group Ltd. GDR (a)(f)	11,300	373
Rackspace Hosting, Inc. (a)	3,831,556	166,328
Renren, Inc. ADR (d)	119,800	665
SINA Corp. (a)	120,100	8,439
Velti PLC (a)	356,351	3,118
		874,429
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	1,999,245	143,446
HiSoft Technology International Ltd. ADR (a)	1,478,580	16,811
MasterCard, Inc. Class A	7,300	2,596
ServiceSource International, Inc.	27,300	462
		163,315
Semiconductors & Semiconductor Equipment - 8.5%
Altera Corp.	1,492,200	59,375
Applied Micro Circuits Corp. (a)	445,250	3,486
ASML Holding NV	1,378,600	59,266
Broadcom Corp. Class A	600,200	20,611
Cypress Semiconductor Corp.	32,550	560
Inphi Corp. (a)	1,044,000	15,315
Mellanox Technologies Ltd. (a)	1,524,151	55,891
Micron Technology, Inc. (a)	91,900	698
NVE Corp. (a)(e)	460,415	25,111
NVIDIA Corp. (a)	13,448,212	198,630
NXP Semiconductors NV (a)	3,727,489	79,135
ON Semiconductor Corp. (a)	651,000	5,664
RF Micro Devices, Inc. (a)	6,157,400	30,725
Skyworks Solutions, Inc. (a)	1,305,400	28,171
Standard Microsystems Corp. (a)	29,100	750
Texas Instruments, Inc.	930,100	30,117
Volterra Semiconductor Corp. (a)	1,206,500	36,400
		649,905
Software - 12.8%
Ariba, Inc. (a)	1,183,714	32,315
BMC Software, Inc. (a)	13,600	493
BroadSoft, Inc. (a)	874,780	24,389
Citrix Systems, Inc. (a)	578,768	37,741
Electronic Arts, Inc. (a)	1,750,139	32,500
Fortinet, Inc. (a)	33,200	757
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Gameloft (a)(e)	7,579,787	$ 52,643
Guidewire Software, Inc.	57,600	1,039
Informatica Corp. (a)	24,400	1,032
Jive Software, Inc.	154,000	2,287
Kingdee International Software Group Co. Ltd.	1,288,800	384
Microsoft Corp.	10,102,665	298,332
MicroStrategy, Inc. Class A (a)	458,300	52,759
Oracle Corp.	7,121,800	200,835
QLIK Technologies, Inc. (a)	941,600	26,553
salesforce.com, Inc. (a)	261,000	30,485
Sourcefire, Inc. (a)	280,100	8,689
Synchronoss Technologies, Inc. (a)(e)	3,643,327	121,760
Take-Two Interactive Software, Inc. (a)	686,515	10,710
Ubisoft Entertainment SA (a)	3,822,966	29,901
Zynga, Inc. (d)	1,692,700	17,773
		983,377
TOTAL INFORMATION TECHNOLOGY		4,283,492
MATERIALS - 3.1%
Chemicals - 0.3%
Celanese Corp. Class A	13,300	648
CF Industries Holdings, Inc.	33,500	5,942
Innophos Holdings, Inc.	15,056	752
The Mosaic Co.	321,400	17,989
		25,331
Metals & Mining - 2.8%
Fortescue Metals Group Ltd. ADR	289,300	7,698
Randgold Resources Ltd. sponsored ADR	1,571,833	179,833
Royal Gold, Inc.	168,800	12,852
U.S. Silica Holdings, Inc.	600,000	10,200
		210,583
TOTAL MATERIALS		235,914
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.0%
Cbeyond, Inc. (a)	20,502	174
Wireless Telecommunication Services - 1.8%
Clearwire Corp. Class A (a)	3,463,334	5,853
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	6,650,400	$ 133,740
Sprint Nextel Corp. (a)	330,481	701
		140,294
TOTAL TELECOMMUNICATION SERVICES		140,468
TOTAL COMMON STOCKS (Cost $6,923,539)		7,660,783
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany) (Cost $9,186)	166,975	10,236
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.12% (b)	13,138,847	13,139
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	279,015,504	279,016
TOTAL MONEY MARKET FUNDS (Cost $292,155)		292,155
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations) # (Cost $6,681)	$ 6,681	6,681
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $7,231,561)		7,969,855
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(311,932)
NET ASSETS - 100%		$ 7,657,923
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,681,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,392,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 8,394
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$6,681,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 3,524
Barclays Capital, Inc.	1,875
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,282
$ 6,681
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27
Fidelity Securities Lending Cash Central Fund	12,905
Total	$ 12,932
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 225,437	$ 60,544	$ 1,176	$ -	$ 263,508
Aruba Networks, Inc.	179,343	10,093	30,917	-	151,266
Barnes & Noble, Inc.	-	112,062	20,838	-	67,714
Gameloft	51,802	565	-	-	52,643
Georesources, Inc.	47,705	-	22,156	-	-
iRobot Corp.	57,960	9,102	7,404	-	57,808
Meru Networks, Inc.	8,324	3,822	8,935	-	-
NVE Corp.	-	25,275	-	-	25,111
Petroleum Development Corp.	44,294	-	23,012	-	-
Questcor Pharmaceuticals, Inc.	-	192,798	23,930	-	200,815
Rackspace Hosting, Inc.	228,165	40,271	121,689	-	-
Synchronoss Technologies, Inc.	94,771	13,907	1,384	-	121,760
Vical, Inc.	11,079	5,826	2,530	-	-
Total	$ 948,880	$ 474,265	$ 263,971	$ -	$ 940,625
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,217,003	$ 1,217,003	$ -	$ -
Consumer Staples	237,286	237,286	-	-
Energy	179,092	179,092	-	-
Financials	159,208	157,407	-	1,801
Health Care	1,093,213	1,093,213	-	-
Industrials	125,343	125,343	-	-
Information Technology	4,283,492	4,275,100	-	8,392
Materials	235,914	225,714	10,200	-
Telecommunication Services	140,468	140,468	-	-
Money Market Funds	292,155	292,155	-	-
Cash Equivalents	6,681	-	6,681	-
Total Investments in Securities:	$ 7,969,855	$ 7,942,781	$ 16,881	$ 10,193
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,386
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(193)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,193
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (193)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Bailiwick of Jersey	2.4%
Cayman Islands	1.9%
Netherlands	1.8%
France	1.1%
Ireland	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $271,383 and repurchase agreements of $6,681) - See accompanying schedule: Unaffiliated issuers (cost $6,133,820)	$ 6,737,075
Fidelity Central Funds (cost $292,155)	292,155
Other affiliated issuers (cost $805,586)	940,625
Total Investments (cost $7,231,561)		$ 7,969,855
Receivable for investments sold		64,878
Receivable for fund shares sold		12,045
Dividends receivable		826
Distributions receivable from Fidelity Central Funds		2,952
Prepaid expenses		18
Other receivables		1,061
Total assets		8,051,635

Liabilities
Payable for investments purchased	$ 99,394
Payable for fund shares redeemed	9,191
Accrued management fee	4,797
Other affiliated payables	1,105
Other payables and accrued expenses	209
Collateral on securities loaned, at value	279,016
Total liabilities		393,712

Net Assets		$ 7,657,923
Net Assets consist of:
Paid in capital		$ 7,249,727
Accumulated net investment loss		(8,313)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(321,711)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		738,220
Net Assets		$ 7,657,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

OTC: Net Asset Value, offering price and redemption price per share ($6,102,114 ÷ 103,650 shares)	$ 58.87

Class K: Net Asset Value, offering price and redemption price per share ($1,555,809 ÷ 26,261 shares)	$ 59.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 8,287
Special dividends		4,466
Interest		1
Income from Fidelity Central Funds (including $12,905 from security lending)		12,932
Total income		25,686

Expenses
Management fee Basic fee	$ 21,850
Performance adjustment	5,950
Transfer agent fees	6,052
Accounting and security lending fees	633
Custodian fees and expenses	120
Independent trustees' compensation	24
Registration fees	108
Audit	39
Legal	18
Interest	4
Miscellaneous	31
Total expenses before reductions	34,829
Expense reductions	(964)	33,865
Net investment income (loss)		(8,179)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	86,827
Other affiliated issuers	61,823
Foreign currency transactions	(67)
Total net realized gain (loss)		148,583
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,964)
Assets and liabilities in foreign currencies	(45)
Total change in net unrealized appreciation (depreciation)		(205,009)
Net gain (loss)		(56,426)
Net increase (decrease) in net assets resulting from operations		$ (64,605)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,179)	$ (32,610)
Net realized gain (loss)	148,583	893,317
Change in net unrealized appreciation (depreciation)	(205,009)	918,202
Net increase (decrease) in net assets resulting from operations	(64,605)	1,778,909
Share transactions - net increase (decrease)	(14,648)	(58,129)
Total increase (decrease) in net assets	(79,253)	1,720,780

Net Assets
Beginning of period	7,737,176	6,016,396
End of period (including accumulated net investment loss of $8,313 and accumulated net investment loss of $134, respectively)	$ 7,657,923	$ 7,737,176

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - OTC

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 59.28	$ 45.00	$ 38.73	$ 44.66	$ 47.09	$ 34.70
Income from Investment Operations
Net investment income (loss) D	(.07) G	(.27)	(.23)	(.12)	(.20)	(.19)
Net realized and unrealized gain (loss)	(.34)	14.55	6.50	(5.81)	(2.23)	12.58
Total from investment operations	(.41)	14.28	6.27	(5.93)	(2.43)	12.39
Net asset value, end of period	$ 58.87	$ 59.28	$ 45.00	$ 38.73	$ 44.66	$ 47.09
Total Return B, C	(.69)%	31.73%	16.19%	(13.28)%	(5.16)%	35.71%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	.94%	1.06%	1.13%	1.06%	.96%
Expenses net of fee waivers, if any	1.00% A	.94%	1.06%	1.13%	1.06%	.96%
Expenses net of all reductions	.97% A	.92%	1.04%	1.13%	1.05%	.95%
Net investment income (loss)	(.25)% A, G	(.49)%	(.51)%	(.37)%	(.42)%	(.45)%
Supplemental Data
Net assets, end of period (in millions)	$ 6,102	$ 6,374	$ 5,080	$ 4,677	$ 6,871	$ 8,778
Portfolio turnover rate F	146% A	158%	163%	151%	145%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.38)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 59.61	$ 45.19	$ 38.83	$ 44.68	$ 47.79
Income from Investment Operations
Net investment income (loss) D	(.03) G	(.19)	(.16)	(.05)	(.05)
Net realized and unrealized gain (loss)	(.34)	14.61	6.52	(5.80)	(3.06)
Total from investment operations	(.37)	14.42	6.36	(5.85)	(3.11)
Net asset value, end of period	$ 59.24	$ 59.61	$ 45.19	$ 38.83	$ 44.68
Total Return B, C	(.62)%	31.91%	16.38%	(13.09)%	(6.51)%
Ratios to Average Net Assets E, I
Expenses before reductions	.85% A	.80%	.90%	.92%	.91% A
Expenses net of fee waivers, if any	.85% A	.80%	.90%	.92%	.91% A
Expenses net of all reductions	.83% A	.78%	.88%	.92%	.91% A
Net investment income (loss)	(.11)% A, G	(.35)%	(.35)%	(.17)%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,555,809	$ 1,363,389	$ 936,256	$ 488,683	$ 93
Portfolio turnover rate F	146% A	158%	163%	151%	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%.

H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC shares and Class K shares, each of which has equal rights as to assets and voting privileges. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,186,936
Gross unrealized depreciation	(522,495)
Net unrealized appreciation (depreciation) on securities and other investments	$ 664,441

Tax cost	$ 7,305,414

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (401,153)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,326,981 and $5,304,001, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
OTC	$ 5,703.20
Class K	349.05
	$ 6,052

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $423 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,179.37%		$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $27,323. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $667 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $964 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
OTC
Shares sold	14,396	24,641	$ 797,294	$ 1,408,789
Shares redeemed	(18,270)	(29,999)	(1,002,735)	(1,594,260)
Net increase (decrease)	(3,874)	(5,358)	$ (205,441)	$ (185,471)
Class K
Shares sold	7,618	7,657	$ 424,983	$ 426,960
Shares redeemed	(4,229)	(5,502)	(234,190)	(299,618)
Net increase (decrease)	3,389	2,155	$ 190,793	$ 127,342

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

OTC-K-USAN-0312
1.863312.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Real Estate Income

Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.13%
Actual		$ 1,000.00	$ 1,030.70	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.46	$ 5.74
Class T	1.15%
Actual		$ 1,000.00	$ 1,032.50	$ 5.88
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.84
Class C	1.89%
Actual		$ 1,000.00	$ 1,028.20	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,015.63	$ 9.58
Real Estate Income	.91%
Actual		$ 1,000.00	$ 1,032.60	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.62
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,033.30	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Ventas, Inc.	2.0	1.9
MFA Financial, Inc.	1.6	1.5
Acadia Realty Trust (SBI)	1.6	1.6
Equity LifeStyle Properties, Inc.	1.5	1.3
Equity LifeStyle Properties, Inc. 8.034%	1.1	1.1
	7.8
Top Five Bonds as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.035% 11/15/15	2.6	2.4
Standard Pacific Corp. 8.375% 5/15/18	1.4	0.7
KB Home 9.1% 9/15/17	0.9	0.5
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	0.9	0.5
Wachovia Ltd./Wachovia LLC Series 2006-1A Class A1B, 0.9038% 9/25/26	0.8	0.3
	6.6
Top Five REIT Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	7.3	5.5
REITs - Shopping Centers	6.9	6.5
REITs - Health Care Facilities	6.6	6.2
REITs - Mortgage	6.4	5.5
REITs - Hotels	3.8	2.5
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Common Stocks 24.2%		Common Stocks 23.4%
	Preferred Stocks 11.2%		Preferred Stocks 9.7%
	Bonds 48.6%		Bonds 48.0%
	Convertible Securities 3.4%		Convertible Securities 7.1%
	Other Investments 4.2%		Other Investments 4.0%
	Short-Term Investments and Net Other Assets 8.4%		Short-Term Investments and Net Other Assets 7.8%
* Foreign investments	6.0%	** Foreign investments	6.3%

Semiannual Report

Investments January 31, 2012

Showing Percentage of Net Assets

Common Stocks - 24.2%
	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Household Durables - 1.3%
Meritage Homes Corp. (a)	135,900	$ 3,288,780
NVR, Inc. (a)	5,800	4,020,850
Standard Pacific Corp. (a)(e)	3,375,200	12,285,728
Stanley Martin Communities LLC Class B (a)	4,620	4,036,910
Toll Brothers, Inc. (a)	183,100	3,993,411
		27,625,679
FINANCIALS - 21.7%
Capital Markets - 0.3%
HFF, Inc. (a)	441,814	6,233,996
Real Estate Investment Trusts - 20.9%
Acadia Realty Trust (SBI)	1,583,849	33,292,506
American Campus Communities, Inc.	87,200	3,732,160
American Tower Corp.	167,100	10,612,521
Annaly Capital Management, Inc.	329,150	5,542,886
Anworth Mortgage Asset Corp.	875,710	5,692,115
Apartment Investment & Management Co. Class A	291,400	7,156,784
AvalonBay Communities, Inc.	20,800	2,829,008
Brandywine Realty Trust (SBI)	274,400	2,919,616
Canadian (REIT)	107,800	4,004,538
CapLease, Inc.	1,591,600	6,621,056
CBL & Associates Properties, Inc.	604,873	10,506,644
Chartwell Seniors Housing (REIT) (e)	509,700	4,528,972
Chesapeake Lodging Trust	223,500	3,806,205
Colony Financial, Inc.	101,637	1,723,764
CommonWealth REIT	278,000	5,468,260
Coresite Realty Corp.	281,000	5,634,050
Cousins Properties, Inc.	246,800	1,818,916
Cys Investments, Inc. (e)	992,339	13,396,577
DCT Industrial Trust, Inc.	1,175,300	6,487,656
DiamondRock Hospitality Co.	668,900	7,050,206
Douglas Emmett, Inc.	172,900	3,615,339
Dynex Capital, Inc.	1,592,186	14,743,642
Education Realty Trust, Inc.	281,800	3,015,260
Equity LifeStyle Properties, Inc.	457,430	32,084,140
Excel Trust, Inc.	697,228	8,854,796
H&R REIT/H&R Finance Trust	256,500	5,960,060
Healthcare Realty Trust, Inc.	246,300	5,189,541
Highwoods Properties, Inc. (SBI)	51,400	1,700,826
Hospitality Properties Trust (SBI)	106,400	2,578,072
Lexington Corporate Properties Trust	1,771,300	15,233,180
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc.	339,113	$ 10,834,660
MFA Financial, Inc.	4,635,781	34,026,633
Mid-America Apartment Communities, Inc.	53,900	3,445,288
Monmouth Real Estate Investment Corp. Class A	455,073	4,236,730
National Health Investors, Inc.	90,306	4,371,713
National Retail Properties, Inc.	114,100	3,081,841
Newcastle Investment Corp.	400,000	2,144,000
Omega Healthcare Investors, Inc.	532,179	11,090,610
Pebblebrook Hotel Trust	51,882	1,150,743
Prologis, Inc.	705,287	22,364,651
Sabra Health Care REIT, Inc.	178,800	2,542,536
Senior Housing Properties Trust (SBI)	175,600	3,982,608
Simon Property Group, Inc.	45,801	6,222,524
Stag Industrial, Inc.	382,692	4,584,650
Summit Hotel Properties, Inc.	634,200	5,929,770
Sun Communities, Inc.	85,000	3,409,350
Sunstone Hotel Investors, Inc. (a)	290,734	2,700,919
Terreno Realty Corp.	320,264	4,522,128
Two Harbors Investment Corp.	1,195,580	11,872,109
Ventas, Inc.	708,346	41,303,655
Weyerhaeuser Co.	535,229	10,715,285
Whitestone REIT Class B	379,067	4,825,523
		435,157,222
Real Estate Management & Development - 0.5%
Brookfield Asset Management, Inc. Class A	156,900	4,761,373
Kennedy-Wilson Holdings, Inc.	348,200	4,676,326
		9,437,699
TOTAL FINANCIALS		450,828,917
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	733,300	12,906,080
Capital Senior Living Corp. (a)	687,750	5,570,775
Emeritus Corp. (a)	356,493	6,224,368
		24,701,223
TOTAL COMMON STOCKS (Cost $427,578,421)		503,155,819
Preferred Stocks - 12.9%
	Shares	Value
Convertible Preferred Stocks - 1.7%
FINANCIALS - 1.7%
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	$ 2,363,125
CommonWealth REIT 6.50%	339,844	7,187,701
Excel Trust, Inc. 7.00% (f)	248,200	5,894,750
Health Care REIT, Inc. Series I, 6.50%	46,800	2,509,650
Lexington Corporate Properties Trust Series C, 6.50%	349,551	15,030,693
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	1,871,200
		34,857,119
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 12.00% (f)	14,800	51,356
TOTAL FINANCIALS		34,908,475
Nonconvertible Preferred Stocks - 11.2%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	36,700	426,087
FINANCIALS - 11.2%
Diversified Financial Services - 0.2%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	100,000
Red Lion Hotels Capital Trust 9.50%	163,225	4,214,470
		4,314,470
Real Estate Investment Trusts - 10.9%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,725,250
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	1,203
Series B, 9.25% (a)	124,100	124
Annaly Capital Management, Inc. Series A, 7.875%	134,900	3,630,159
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	8,003,936
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,469,125
Series U, 7.75%	150,773	3,829,634
Ashford Hospitality Trust, Inc. Series E, 9.00%	57,030	1,434,305
Brandywine Realty Trust Series C, 7.50%	37,615	964,449
CapLease, Inc. Series A, 8.125%	117,510	2,914,248
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	147,962	$ 3,768,592
7.375%	274,876	6,863,654
Cedar Shopping Centers, Inc. 8.875%	290,352	7,261,704
CenterPoint Properties Trust Series D, 5.377%	3,575	2,046,688
Cogdell Spencer, Inc. 8.50%	114,300	2,912,364
Corporate Office Properties Trust Series H, 7.50%	5,000	125,650
Cousins Properties, Inc. Series A, 7.75%	178,330	4,306,670
CubeSmart Series A, 7.75%	40,000	1,008,000
DDR Corp. Series I, 7.50%	24,684	616,113
Digital Realty Trust, Inc. Series E, 7.00%	40,000	1,026,800
Duke Realty LP:
8.375%	128,517	3,409,556
Series L, 6.60%	10,666	267,397
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	48,000
Equity LifeStyle Properties, Inc. 8.034%	885,479	23,128,711
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,034,000
Excel Trust, Inc. Series B, 8.125%	400,000	10,100,000
First Potomac Realty Trust 7.75%	80,779	2,067,135
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,754,858
Glimcher Realty Trust Series G, 8.125%	171,111	4,098,108
Hersha Hospitality Trust Series B, 8.00%	98,910	2,377,796
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	84,500	2,125,175
Series C, 7.00%	58,500	1,447,875
Series D, 7.125%	40,800	1,017,960
Hudson Pacific Properties, Inc. 8.375%	303,800	8,020,320
Inland Real Estate Corp. Series A, 8.125%	223,500	5,652,315
Kimco Realty Corp. Series G, 7.75%	113,026	2,952,239
Kite Realty Group Trust 8.25%	96,100	2,383,280
LaSalle Hotel Properties:
Series E, 8.00%	50,468	1,268,766
Series G, 7.25%	114,485	2,833,504
Series H, 7.50%	126,308	3,153,911
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,173,500
Series B, 7.625% (a)	31,240	484,220
Lexington Corporate Properties Trust Series B, 8.05%	104,300	2,601,242
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Realty Trust 7.55%	23,800	$ 581,910
MFA Financial, Inc. Series A, 8.50%	485,381	12,391,777
Monmouth Real Estate Investment Corp. 7.625%	80,000	2,009,600
Newcastle Investment Corp. Series B, 9.75%	34,530	855,999
Parkway Properties, Inc. Series D, 8.00%	237,900	5,780,970
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,210,720
Series B, 8.00%	180,991	4,461,428
Prologis, Inc. Series Q, 8.54%	94,446	5,256,515
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	338,086
6.875%	50,000	1,292,500
7.20%	83,040	2,094,269
7.375%	100,610	2,535,372
Series P, 6.70%	36,000	904,320
Public Storage Series N, 7.00%	4,200	109,326
Regency Centers Corp.:
7.25%	10,500	269,535
Series C 7.45%	18,000	459,000
Saul Centers, Inc.:
8.00%	93,700	2,420,271
Series B (depositary shares) 9.00%	118,550	3,235,230
Stag Industrial, Inc. Series A, 9.00%	280,000	7,081,200
Summit Hotel Properties, Inc. Series A, 9.25%	138,240	3,525,120
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	366,039	8,967,956
Series D, 8.00%	37,862	916,260
UMH Properties, Inc. Series A, 8.25%	310,000	7,985,600
Vornado Realty Trust 6.75%	20,000	506,400
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,422,619
Winthrop Realty Trust Series D, 9.25%	25,000	646,875
		227,567,395
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Vornado Realty LP 7.875%	54,682	$ 1,531,096
TOTAL FINANCIALS		233,412,961
TOTAL NONCONVERTIBLE PREFERRED STOCKS		233,839,048
TOTAL PREFERRED STOCKS (Cost $271,877,950)		268,747,523
Corporate Bonds - 24.6%
		Principal Amount (i)
Convertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	1,132,300
FINANCIALS - 1.6%
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,182,500
CapLease, Inc. 7.5% 10/1/27 (f)		5,180,000	5,192,950
Developers Diversified Realty Corp. 1.75% 11/15/40		1,000,000	1,064,000
Hospitality Properties Trust 3.8% 3/15/27		6,100,000	6,103,813
ProLogis LP:
1.875% 11/15/37		2,450,000	2,425,500
2.625% 5/15/38		1,500,000	1,492,575
The Macerich Co. 3.25% 3/15/12 (f)		4,800,000	4,797,000
			22,258,338
Real Estate Management & Development - 0.5%
Corporate Office Properties LP 4.25% 4/15/30 (f)		5,460,000	5,289,375
Grubb & Ellis Co. 7.95% 5/1/15 (f)		5,500,000	3,182,850
Corporate Bonds - continued
		Principal Amount (i)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Kilroy Realty LP 3.25% 4/15/12 (f)		$ 2,185,000	$ 2,182,269
SL Green Realty Corp. 3% 3/30/27 (f)		500,000	498,750
			11,153,244
TOTAL FINANCIALS			33,411,582
TOTAL CONVERTIBLE BONDS			34,543,882
Nonconvertible Bonds - 22.9%
CONSUMER DISCRETIONARY - 8.4%
Hotels, Restaurants & Leisure - 1.0%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16		1,945,000	2,042,250
FelCor Lodging LP 6.75% 6/1/19		5,875,000	5,720,781
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,878,500
Landry's Restaurants, Inc. 11.625% 12/1/15		1,325,000	1,424,375
Times Square Hotel Trust 8.528% 8/1/26 (f)		9,217,662	9,917,702
			20,983,608
Household Durables - 7.0%
KB Home:
5.75% 2/1/14		510,000	514,463
5.875% 1/15/15		7,000,000	6,895,000
6.25% 6/15/15		10,000,000	9,862,500
7.25% 6/15/18		5,160,000	4,902,000
9.1% 9/15/17		17,595,000	18,034,875
Lennar Corp.:
5.5% 9/1/14		1,000,000	1,032,500
5.6% 5/31/15		6,000,000	6,180,000
6.5% 4/15/16		4,000,000	4,170,000
6.95% 6/1/18		14,280,000	14,851,200
M/I Homes, Inc.:
6.875% 4/1/12		2,150,000	2,085,500
8.625% 11/15/18		17,655,000	16,419,150
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,500,000
7.15% 4/15/20		7,060,000	6,848,200
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc.:
6.625% 5/1/20		$ 1,555,000	$ 1,543,338
8.4% 5/15/17		5,420,000	5,826,500
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,010,000
8.375% 5/15/18		28,983,000	29,417,745
10.75% 9/15/16		8,415,000	9,361,688
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,549,969
			146,004,628
Multiline Retail - 0.4%
Sears Holdings Corp. 6.625% 10/15/18		9,065,000	7,433,300
TOTAL CONSUMER DISCRETIONARY			174,421,536
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,086,076	1,221,836
C&S Group Enterprises LLC 8.375% 5/1/17 (f)		4,400,000	4,708,000
			5,929,836
FINANCIALS - 12.9%
Diversified Financial Services - 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		10,820,000	11,252,800
8% 1/15/18 (f)		3,070,000	3,200,475
			14,453,275
Real Estate Investment Trusts - 7.2%
Camden Property Trust 5% 6/15/15		1,100,000	1,181,047
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,756,919
6.25% 6/15/14		5,005,000	5,365,540
Developers Diversified Realty Corp.:
5.375% 10/15/12		500,000	505,467
5.5% 5/1/15		4,000,000	4,155,296
7.5% 4/1/17		6,000,000	6,760,584
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 7/15/18		$ 8,756,000	$ 9,769,673
7.875% 9/1/20		4,637,000	5,488,446
9.625% 3/15/16		3,836,000	4,503,479
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,610,527
6.25% 12/15/14		4,081,000	4,344,318
6.25% 1/15/17		3,000,000	3,155,439
Health Care Property Investors, Inc.:
6% 3/1/15		1,000,000	1,073,976
7.072% 6/8/15		1,500,000	1,688,213
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,049,543
6.2% 6/1/16		750,000	821,068
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		5,084,000	5,279,119
5.75% 1/15/21		2,000,000	2,071,490
6.5% 1/17/17		1,875,000	2,061,424
HMB Capital Trust V 4.1463% 12/15/36 (d)(f)(g)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	944,522
6.75% 2/15/13		1,765,000	1,794,213
7.875% 8/15/14		1,000,000	1,091,725
HRPT Properties Trust:
5.75% 11/1/15		3,600,000	3,811,043
6.25% 8/15/16		1,500,000	1,598,573
6.5% 1/15/13		200,000	202,452
iStar Financial, Inc.:
5.85% 3/15/17		500,000	392,500
5.875% 3/15/16		6,400,000	5,472,000
5.95% 10/15/13		7,330,000	6,743,600
6.05% 4/15/15		4,725,000	3,780,000
6.5% 12/15/13		5,400,000	4,941,000
8.625% 6/1/13		1,565,000	1,484,794
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		2,000,000	2,070,000
Nationwide Health Properties, Inc.:
6.25% 2/1/13		1,000,000	1,034,780
8.25% 7/1/12		1,300,000	1,322,108
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		$ 2,115,000	$ 2,257,763
7% 1/15/16		1,295,000	1,325,756
7.5% 2/15/20		1,000,000	1,080,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,868,451
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,050,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,300,504
7.625% 7/1/17		4,690,000	5,373,868
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,253,800
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	4,999,360
6.75% 4/15/20		6,000,000	6,369,534
6.75% 12/15/21		8,000,000	8,567,704
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	522,260
5.25% 1/15/15		1,000,000	1,063,465
5.25% 1/15/16		4,000,000	4,278,468
			150,635,811
Real Estate Management & Development - 4.9%
AMB Property LP 5.9% 8/15/13		400,000	412,880
BioMed Realty LP 3.85% 4/15/16		2,000,000	1,987,422
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	6,961,329
5.75% 4/1/12		1,000,000	1,004,288
7.5% 5/15/15		1,000,000	1,096,543
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,256,213
11.625% 6/15/17		1,500,000	1,732,500
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,534,317
6.25% 6/15/14		3,094,000	3,251,745
6.875% 8/15/12		1,000,000	1,014,636
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,601,650
Duke Realty LP 6.25% 5/15/13		750,000	784,013
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc.:
6.5% 2/1/17		$ 16,120,000	$ 15,152,800
7.625% 6/1/15		15,725,000	15,567,750
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	3,016,863
Host Hotels & Resorts LP:
5.875% 6/15/19		2,725,000	2,895,313
6.875% 11/1/14		500,000	507,500
9% 5/15/17		750,000	828,750
Kennedy-Wilson, Inc. 8.75% 4/1/19 (f)		2,785,000	2,805,888
Post Apartment Homes LP 6.3% 6/1/13		2,000,000	2,086,006
Realogy Corp.:
7.875% 2/15/19 (f)		7,085,000	6,518,200
9% 1/15/20 (f)		1,920,000	1,876,800
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,867,290
5.875% 6/15/17		400,000	448,110
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,770,125
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,071,300
Ventas Realty LP Series 1, 6.5% 6/1/16		11,370,000	11,789,621
Vornado Realty LP 5% 1/15/22		2,000,000	2,096,590
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,088,941
			101,025,383
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20		4,349,567	1,496,251
TOTAL FINANCIALS			267,610,720
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		7,290,000	7,308,225
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		16,765,000	17,645,163
Skilled Healthcare Group, Inc. 11% 1/15/14		3,080,000	3,072,300
			20,717,463
TOTAL HEALTH CARE			28,025,688
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Landry's Acquisition Co. 11.625% 12/1/15 (f)		$ 500,000	$ 537,500
TOTAL NONCONVERTIBLE BONDS			476,525,280
TOTAL CORPORATE BONDS (Cost $493,411,545)			511,069,162
Asset-Backed Securities - 5.4%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		1,384,000	1,385,384
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6373% 3/23/19 (f)(g)		286,251	237,589
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7809% 3/20/50 (f)(g)		2,250,000	0
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)		6,023,049	5,974,864
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.8315% 1/20/37 (f)(g)		1,329,924	1,060,614
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (f)		1,213,640	1,055,867
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.8325% 4/7/52 (f)(g)		16,300,116	10,758,076
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	298,823
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		1,570,000	1,263,850
Class B2, 1.9238% 12/28/35 (f)(g)		1,575,000	1,078,875
Class D, 9% 12/28/35 (f)		501,103	105,232
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 2.0738% 6/28/38 (f)(g)		1,230,000	1,051,650
Class D, 9% 6/28/38 (f)		997,000	697,900
Crest Ltd. Series 2002-IGA Class B, 1.9031% 7/28/35 (f)(g)		806,845	774,571
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,746,528
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.8767% 11/28/39 (f)(g)		555,122	16,654
Asset-Backed Securities - continued
		Principal Amount (i)	Value
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		$ 1,788,179	$ 1,637,614
Series 1997-3 Class M1, 7.53% 3/15/28		7,588,081	6,308,944
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7763% 6/25/35 (g)(j)		1,259,000	59,691
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.8263% 8/26/30 (f)(g)		735,000	102,900
Class E, 2.2763% 8/26/30 (f)(g)		1,503,628	41,350
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,226,943	456,865
Merit Securities Corp. Series 13 Class M1, 7.9068% 12/28/33 (g)		1,923,000	1,783,100
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (f)		899,989	732,141
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (f)		4,067,741	4,111,600
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (f)		4,590,000	4,257,225
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)		4,610,000	4,287,300
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.085% 2/5/36 (f)(g)		3,526,224	353
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (f)		2,818,047	2,811,002
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (f)(g)		2,000,000	840,000
Series 2006-1A:
Class A1A, 0.8338% 9/25/26 (f)(g)		17,832,122	15,335,625
Class A1B, 0.9038% 9/25/26 (f)(g)		22,506,000	16,766,970
Class A2A, 0.7938% 9/25/26 (f)(g)		7,145,081	6,359,122
Class A2B, 0.8838% 9/25/26 (f)(g)		1,550,000	1,255,500
Class B, 0.9338% 9/25/26 (f)(g)		890,000	660,825
Class G, 1.9238% 9/25/26 (f)(g)		1,150,000	747,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7994% 11/21/40 (f)(g)		10,500,000	8,085,000
Class F, 2.4294% 11/21/40 (f)(g)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $116,618,589)			111,197,104
Collateralized Mortgage Obligations - 1.0%
		Principal Amount (i)	Value
Private Sponsor - 1.0%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4651% 6/15/22 (f)(g)		$ 2,410,041	$ 2,336,200
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (f)		75,113	56,662
Series 2002-R2 Class 2B3, 3.9405% 7/25/33 (f)(g)		217,132	81,449
Series 2003-40 Class B3, 4.5% 10/25/18 (f)		116,163	64,298
Series 2003-R2 Class B3, 5.5% 5/25/43 (f)		24,854	8
Series 2003-R3:
Class B2, 5.5% 11/25/33 (f)		1,452,178	327,819
Class B3, 5.5% 11/25/33		220,407	16,170
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (f)(g)		132,011	4,397
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.435% 4/25/20 (f)(g)		3,200,000	3,119,197
Series 2010-K6 Class B, 5.3579% 12/25/46 (f)(g)		4,500,000	4,319,738
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		7,120,000	7,337,288
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		1,600,000	1,602,701
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2463% 7/10/35 (f)(g)		384,767	238,556
Series 2005-A Class B6, 2.2963% 3/10/37 (f)(g)		1,536,575	147,818
Series 2005-B Class B6, 1.8963% 6/10/37 (f)(g)		866,877	39,790
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (f)		54,522	46,174
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7963% 12/10/35 (f)(g)		362,913	136,855
Series 2004-A Class B7, 4.5463% 2/10/36 (f)(g)		391,667	179,031
Series 2004-B Class B7, 4.2963% 2/10/36 (f)(g)		468,310	198,423
Series 2005-C Class B7, 3.3963% 9/10/37 (f)(g)		958,286	2,396
TOTAL PRIVATE SPONSOR			20,254,970
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (j)		171,999	38,930
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.3623% 2/25/42 (f)(g)		107,088	49,268
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (j)		250,155	71,474
Collateralized Mortgage Obligations - continued
		Principal Amount (i)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.4138% 6/25/43 (f)(g)		$ 156,663	$ 63,807
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.5113% 10/25/42 (f)(g)		68,888	24,915
TOTAL U.S. GOVERNMENT AGENCY			248,394
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,215,026)			20,503,364
Commercial Mortgage Securities - 19.3%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (j)		5,666,539	5,476,179
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		2,000,000	2,162,544
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		906,721	910,528
Class B2, 7.525% 4/14/29		560,000	565,550
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,215,864
Series 2005-1 Class CJ, 5.1847% 11/10/42 (g)		3,580,000	3,578,249
Series 2005-6 Class AJ, 5.1932% 9/10/47 (g)		5,000,000	5,063,450
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.035% 11/15/15 (f)(g)		59,783,885	54,702,235
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.3351% 3/15/22 (f)(g)		2,000,000	1,700,000
Class K, 2.2851% 3/15/22 (f)(g)		4,190,000	3,268,200
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4414% 3/11/39 (g)		5,700,000	5,229,516
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5327% 4/12/38 (f)(g)		2,520,000	1,955,061
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.4151% 12/15/20 (f)(g)		8,000,000	7,165,408
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (f)		9,851,841	9,845,930
Commercial Mortgage pass-thru certificates:
Series 2011-STRT Class C, 4.755% 12/10/24 (f)		2,000,000	2,002,500
Series 2005-C6 Class AJ, 5.209% 6/10/44 (g)		4,000,000	3,885,744
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (f)		$ 11,090,000	$ 9,216,466
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (f)		2,540,000	2,609,439
Series 1998-C2 Class F, 6.75% 11/15/30 (f)		3,000,000	3,278,313
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9263% 3/25/17 (f)(g)		2,512,000	1,758,400
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4763% 3/25/17 (f)(g)		3,860,000	2,509,000
Class G, 7.2763% 3/25/17 (f)(g)		3,272,000	1,963,200
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5569% 11/10/46 (f)(g)		3,240,000	2,872,513
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	992,906
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2186% 6/10/31 (f)(g)		2,500,000	2,634,495
Series 2000-CKP1 Class B3, 7.8963% 11/10/33 (g)		2,970,000	2,971,978
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (f)		5,000,000	5,060,428
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7897% 1/25/43 (g)(h)		14,360,000	2,362,909
Series KAIV Class X2, 3.6146% 6/25/46 (g)(h)		7,430,000	1,561,757
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class K, 6% 12/12/33 (f)		623,409	619,163
Freddie Mac Multi-Class participation certificates guaranteed:
Series K011 Class X3, 2.5748% 12/25/43 (g)(h)		12,206,096	1,837,152
Series K012 Class X3, 2.2876% 1/25/41 (g)(h)		21,072,888	2,881,844
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		11,951,806	10,995,662
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1177% 12/10/35 (f)(g)		991,000	989,801
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (g)		1,658,805	1,722,090
Class G, 6.75% 4/15/29 (g)		1,250,000	1,371,753
Series 1999-C3:
Class G, 6.974% 8/15/36 (f)		653,942	651,557
Class J, 6.974% 8/15/36		1,500,000	1,516,317
Series 2000-C1 Class K, 7% 3/15/33		469,146	348,075
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,031,029
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (f)		2,000,000	2,038,266
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2002-C1 Class H, 5.903% 1/11/35 (f)		$ 880,000	$ 883,289
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 6.4193% 3/6/20 (f)(g)		1,400,000	1,391,750
Series 2010-C1:
Class D, 5.999% 8/10/43 (f)(g)		4,000,000	3,317,672
Class E, 4% 8/10/43 (f)		3,000,000	1,881,903
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)		9,185,000	8,666,966
GS Mortgage Securities Trust:
Series 2011-GC5 Class C, 5.3086% 8/10/44 (f)(g)		9,000,000	7,761,546
Series 2012-GC6 Class C, 0% 1/10/45 (f)(g)		3,600,000	3,261,960
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		4,000,000	3,680,924
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (f)(g)		2,038,274	3,057
Class X, 0.6261% 10/15/32 (f)(g)(h)		4,870,680	1,519
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		3,000,000	3,014,244
Series 2009-IWST Class D, 7.4453% 12/5/27 (f)(g)		6,500,000	6,535,263
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (f)(g)		4,500,000	4,258,791
Class XB, 0.9305% 8/5/32 (f)(h)		32,655,000	1,715,008
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class AJ, 5.3265% 12/15/44 (g)		3,470,000	3,442,541
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5 Class B. 5.4912% 8/15/46 (f)(g)		7,500,000	7,336,500
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,093,611	1,107,965
Series 1999-C8:
Class G, 6% 7/15/31 (f)		1,078,879	1,106,357
Class H, 6% 7/15/31 (f)		1,341,102	447,094
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)		2,920,000	3,023,383
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	1,961,598
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,516,351
Series 2005-C7 Class AJ, 5.323% 11/15/40		8,000,000	8,109,936
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,030,806
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C2 Class AJ, 5.205% 4/15/30 (g)		$ 8,910,000	$ 9,196,581
Series 2006-C4:
Class AJ, 5.8897% 6/15/38 (g)		7,005,000	5,688,095
Class AM, 5.8897% 6/15/38 (g)		6,700,000	6,982,479
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6768% 6/25/43 (f)(g)		4,699,000	3,873,926
Series 2011-1 Class B, 5.6768% 6/25/43 (f)(g)		5,720,000	5,750,133
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	505,922
Class G, 4.384% 7/12/37	CAD	355,000	245,699
Class H, 4.384% 7/12/37	CAD	236,000	158,678
Class J, 4.384% 7/12/37	CAD	355,000	231,924
Class K, 4.384% 7/12/37	CAD	355,000	225,391
Class L, 4.384% 7/12/37	CAD	236,000	145,644
Class M, 4.384% 7/12/37	CAD	995,000	478,991
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (f)		2,414,948	1,412,744
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6655% 5/12/39 (g)		1,200,000	1,264,776
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 1/15/37 (f)		750,000	75
Class E, 7.983% 1/15/37 (f)		1,453,000	145
Class IO, 8.3831% 1/15/37 (g)(h)		4,967,025	372,527
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		1,309,233	1,312,506
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,401,736
Series 1997-RR Class F, 7.3991% 4/30/39 (f)(g)		1,979,357	1,821,009
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		2,611,253	1,201,176
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,627,358
Series 2011-C1 Class C, 5.2554% 9/15/47 (f)(g)		2,000,000	1,887,386
Series 2011-C2:
Class D, 5.3186% 6/15/44 (f)(g)		4,610,000	4,149,692
Class E, 5.3186% 6/15/44 (f)(g)		9,600,000	7,978,944
Class F, 5.3186% 6/15/44 (f)(g)		4,440,000	3,224,550
Class XB, 0.465% 6/15/44 (f)(g)(h)		63,708,222	1,974,955
Series 2011-C3 Class D, 5.357% 7/15/49 (f)		7,400,000	6,424,813
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (h)		2,158,523	1,877,915
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		3,506,029	3,689,394
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
RBSCF Trust Series 2010-MB1 Class D, 4.6727% 4/15/24 (f)(g)		$ 5,820,000	$ 5,476,256
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (f)(g)		3,000,000	3,126,591
Class E5, 6.5% 2/18/34 (f)(g)		3,000,000	3,023,058
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (f)		2,170,000	2,170,584
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.7386% 8/15/39 (g)		2,080,000	2,089,360
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		10,630,000	9,884,709
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8601% 7/15/24 (f)(g)		1,200,000	809,941
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0708% 1/10/45 (f)(g)		3,000,000	3,048,510
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		2,540,000	2,614,592
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,972,832
Series 2004-C11:
Class D, 5.3607% 1/15/41 (g)		5,177,000	4,666,739
Class E, 5.4107% 1/15/41 (g)		3,785,000	3,172,841
Series 2004-C12 Class D, 5.3163% 7/15/41 (g)		2,750,000	2,607,809
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,076,186
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (f)		4,000,000	4,131,052
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $400,243,984)			400,954,118
Floating Rate Loans - 4.2%

CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.5%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	8,842,500
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (g)		2,835,750	2,523,818
Floating Rate Loans - continued
		Principal Amount (i)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 2.53% 10/27/13 (g)		$ 1,974,717	$ 1,969,781
TOTAL CONSUMER DISCRETIONARY			13,336,099
FINANCIALS - 2.2%
Diversified Financial Services - 0.2%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (g)		3,885,475	3,895,188
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche A 1LN, term loan 5% 6/28/13 (g)		1,230,680	1,233,757
Real Estate Management & Development - 2.0%
Capital Automotive LP term loan 5% 3/11/17 (g)		8,079,388	8,038,991
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7958% 9/4/19 (g)		1,990,000	1,970,100
CityCenter term loan 8.75% 7/1/13 (g)		8,000,000	7,820,000
Equity Inns Reality LLC:
Tranche A, term loan 9.5% 11/2/12 (g)		2,184,917	1,662,388
Tranche B 2LN, term loan 6.55% 11/2/12 (g)		5,000,000	4,300,000
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (g)		712,762	662,869
term loan 4.6914% 10/10/16 (g)		8,058,859	7,494,739
Tranche 2LN, term loan 13.5% 10/15/17		3,500,000	3,570,000
Tranche B, term loan 3.4414% 10/10/13 (g)		5,208,029	5,155,949
3.2953% 10/10/13 (g)		521,472	521,472
			41,196,508
TOTAL FINANCIALS			46,325,453
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
Tranche B, term loan 2.7552% 7/25/14 (g)		2,833,380	2,794,421
Tranche DD, term loan 2.52% 7/25/14 (g)		145,277	143,279
Floating Rate Loans - continued
		Principal Amount (i)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (g)		$ 2,000,000	$ 1,980,000
Skilled Healthcare Group, Inc. term loan 5.2644% 4/9/16 (g)		3,614,832	3,379,868
			8,297,568
INDUSTRIALS - 0.5%
Construction & Engineering - 0.5%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (g)		11,938,567	10,714,863
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle Operating Co. Tranche B, term loan 4% 1/18/19 (g)		3,890,000	3,885,332
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (g)		3,650,804	3,664,495
			7,549,827
TOTAL FLOATING RATE LOANS (Cost $88,536,290)			86,223,810
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (f)	500,000	15,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (f)	1,220,000	305,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(f)	1,350,000	0
		320,000
TOTAL PREFERRED SECURITIES (Cost $2,593,186)		320,000
Money Market Funds - 9.6%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	182,069,601	$ 182,069,601
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	17,597,164	17,597,164
TOTAL MONEY MARKET FUNDS (Cost $199,666,765)		199,666,765
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,025,741,756)		2,101,837,665
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(24,500,740)
NET ASSETS - 100%		$ 2,077,336,925
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $436,528,742 or 21.0% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Principal amount is stated in United States dollars unless otherwise noted.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,646,274 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 5,487,274
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 149,048
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 188,515
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7763% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,961
Fidelity Securities Lending Cash Central Fund	38,456
Total	$ 118,417
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 28,051,766	$ 24,014,856	$ -	$ 4,036,910
Financials	719,150,353	690,048,288	24,880,549	4,221,516
Health Care	24,701,223	24,701,223	-	-
Corporate Bonds	511,069,162	-	509,572,911	1,496,251
Asset-Backed Securities	111,197,104	-	68,122,562	43,074,542
Collateralized Mortgage Obligations	20,503,364	-	18,715,124	1,788,240
Commercial Mortgage Securities	400,954,118	-	373,565,635	27,388,483
Floating Rate Loans	86,223,810	-	69,561,310	16,662,500
Preferred Securities	320,000	-	-	320,000
Money Market Funds	199,666,765	199,666,765	-	-
Total Investments in Securities:	$ 2,101,837,665	$ 938,431,132	$ 1,064,418,091	$ 98,988,442
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,528,571
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	508,339
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,036,910
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 508,339
Investments in Securities:
Equities - Financials
Beginning Balance	$ 4,941,370
Total Realized Gain (Loss)	(607)
Total Unrealized Gain (Loss)	(719,371)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	124
Transfers out of Level 3	-
Ending Balance	$ 4,221,516
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (719,371)
Corporate Bonds
Beginning Balance	$ 9,384,800
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(253,316)
Cost of Purchases	4,349,567
Proceeds of Sales	(4,000,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(7,984,800)
Ending Balance	$ 1,496,251
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (2,853,316)
Asset-Backed Securities
Beginning Balance	$ 79,390,084
Total Realized Gain (Loss)	605,893
Total Unrealized Gain (Loss)	1,072,967
Cost of Purchases	1,446,937
Proceeds of Sales	(10,646,620)
Amortization/Accretion	445,740
Transfers in to Level 3	3,448,211
Transfers out of Level 3	(32,688,670)
Ending Balance	$ 43,074,542
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 1,184,788
Investments in Securities:
Collateralized Mortgage Obligations
Beginning Balance	$ 862,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(185,450)
Cost of Purchases	-
Proceeds of Sales	(420,485)
Amortization/Accretion	(133,520)
Transfers in to Level 3	1,665,695
Transfers out of Level 3	-
Ending Balance	$ 1,788,240
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (185,450)
Commercial Mortgage Securities
Beginning Balance	$ 31,940,633
Total Realized Gain (Loss)	(116,008)
Total Unrealized Gain (Loss)	(438,874)
Cost of Purchases	-
Proceeds of Sales	(2,634,998)
Amortization/Accretion	(157,614)
Transfers in to Level 3	8,344,793
Transfers out of Level 3	(9,549,449)
Ending Balance	$ 27,388,483
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (681,865)
Floating Rate Loans
Beginning Balance	$ 9,000,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(328,461)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	6,161
Transfers in to Level 3	7,984,800
Transfers out of Level 3	-
Ending Balance	$ 16,662,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (328,461)
Investments in Securities:
Preferred Securities
Beginning Balance	$ 442,008
Total Realized Gain (Loss)	(785,700)
Total Unrealized Gain (Loss)	662,305
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	1,387
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 320,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (123,387)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.4%
AAA,AA,A	9.9%
BBB	14.0%
BB	5.3%
B	13.7%
CCC,CC,C	3.8%
D	0.1%
Not Rated	7.3%
Equities	37.1%
Short-Term Investments and Net Other Assets	8.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012

Assets
Investment in securities, at value (including securities loaned of $16,815,259) - See accompanying schedule: Unaffiliated issuers (cost $1,826,074,991)	$ 1,902,170,900
Fidelity Central Funds (cost $199,666,765)	199,666,765
Total Investments (cost $2,025,741,756)		$ 2,101,837,665
Cash		1,082,494
Foreign currency held at value (cost $20,196)		20,196
Receivable for investments sold		399,857
Receivable for fund shares sold		17,547,019
Dividends receivable		1,521,211
Interest receivable		11,529,814
Distributions receivable from Fidelity Central Funds		23,488
Prepaid expenses		4,696
Other receivables		7,857
Total assets		2,133,974,297

Liabilities
Payable for investments purchased	$ 30,146,494
Payable for fund shares redeemed	6,645,368
Accrued management fee	923,689
Distribution and service plan fees payable	40,032
Other affiliated payables	508,146
Other payables and accrued expenses	776,479
Collateral on securities loaned, at value	17,597,164
Total liabilities		56,637,372

Net Assets		$ 2,077,336,925
Net Assets consist of:
Paid in capital		$ 1,981,809,486
Undistributed net investment income		7,376,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,029,101
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,121,817
Net Assets		$ 2,077,336,925

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($84,052,812 ÷ 7,925,902 shares)	$ 10.60

Maximum offering price per share (100/96.00 of $10.60)	$ 11.04
Class T: Net Asset Value and redemption price per share ($12,151,887 ÷ 1,145,808 shares)	$ 10.61

Maximum offering price per share (100/96.00 of $10.61)	$ 11.05
Class C: Net Asset Value and offering price per share ($27,388,879 ÷ 2,593,674 shares)A	$ 10.56

Real Estate Income: Net Asset Value, offering price and redemption price per share ($1,823,244,995 ÷ 171,456,557 shares)	$ 10.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($130,498,352 ÷ 12,290,122 shares)	$ 10.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2012

Investment Income
Dividends		$ 16,962,406
Interest		37,146,888
Income from Fidelity Central Funds		118,417
Total income		54,227,711

Expenses
Management fee	$ 4,971,568
Transfer agent fees	2,552,941
Distribution and service plan fees	203,913
Accounting and security lending fees	351,313
Custodian fees and expenses	14,448
Independent trustees' compensation	5,765
Registration fees	94,816
Audit	79,530
Legal	3,629
Miscellaneous	6,981
Total expenses before reductions	8,284,904
Expense reductions	(31,579)	8,253,325
Net investment income (loss)		45,974,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,757,282
Foreign currency transactions	(14,949)
Total net realized gain (loss)		22,742,333
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,462,311)
Assets and liabilities in foreign currencies	934
Total change in net unrealized appreciation (depreciation)		(1,461,377)
Net gain (loss)		21,280,956
Net increase (decrease) in net assets resulting from operations		$ 67,255,342

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,974,386	$ 75,045,871
Net realized gain (loss)	22,742,333	26,474,317
Change in net unrealized appreciation (depreciation)	(1,461,377)	63,154,318
Net increase (decrease) in net assets resulting from operations	67,255,342	164,674,506
Distributions to shareholders from net investment income	(59,240,444)	(66,688,371)
Distributions to shareholders from net realized gain	(16,498,521)	-
Total distributions	(75,738,965)	(66,688,371)
Share transactions - net increase (decrease)	292,852,190	655,640,999
Redemption fees	159,309	331,332
Total increase (decrease) in net assets	284,527,876	753,958,466

Net Assets
Beginning of period	1,792,809,049	1,038,850,583
End of period (including undistributed net investment income of $7,376,521 and undistributed net investment income of $20,642,579, respectively)	$ 2,077,336,925	$ 1,792,809,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.25	.53	.18
Net realized and unrealized gain (loss)	.05	.76	(.04)
Total from investment operations	.30	1.29	.14
Distributions from net investment income	(.34)	(.50)	(.15)
Distributions from net realized gain	(.10)	-	-
Total distributions	(.43) K	(.50)	(.15)
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 10.60	$ 10.73	$ 9.94
Total Return B,C,D	3.07%	13.27%	1.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.13% A	1.13%	1.09% A
Expenses net of fee waivers, if any	1.13% A	1.13%	1.09% A
Expenses net of all reductions	1.13% A	1.12%	1.09% A
Net investment income (loss)	4.98% A	5.00%	6.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,053	$ 60,283	$ 3,830
Portfolio turnover rate G	29% A	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.43 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.25	.52	.17
Net realized and unrealized gain (loss)	.07	.76	(.03)
Total from investment operations	.32	1.28	.14
Distributions from net investment income	(.33)	(.50)	(.15)
Distributions from net realized gain	(.10)	-	-
Total distributions	(.43)	(.50)	(.15)
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 10.61	$ 10.72	$ 9.94
Total Return B,C,D	3.25%	13.11%	1.45%
Ratios to Average Net Assets F,I
Expenses before reductions	1.15% A	1.16%	1.17% A
Expenses net of fee waivers, if any	1.15% A	1.16%	1.17% A
Expenses net of all reductions	1.15% A	1.16%	1.17% A
Net investment income (loss)	4.96% A	4.96%	5.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,152	$ 7,626	$ 862
Portfolio turnover rate G	29% A	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.21	.45	.15
Net realized and unrealized gain (loss)	.07	.74	(.03)
Total from investment operations	.28	1.19	.12
Distributions from net investment income	(.29)	(.45)	(.14)
Distributions from net realized gain	(.10)	-	-
Total distributions	(.39)	(.45)	(.14)
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 10.56	$ 10.67	$ 9.93
Total Return B,C,D	2.82%	12.25%	1.29%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A	1.89%	1.86% A
Expenses net of fee waivers, if any	1.89% A	1.89%	1.86% A
Expenses net of all reductions	1.89% A	1.89%	1.86% A
Net investment income (loss)	4.22% A	4.23%	5.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,389	$ 21,555	$ 836
Portfolio turnover rate G	29% A	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 9.95	$ 8.21	$ 9.43	$ 11.22	$ 11.78
Income from Investment Operations
Net investment income (loss)D	.27	.55	.53	.54	.59	.63
Net realized and unrealized gain (loss)	.05	.76	1.73	(1.27)	(1.48)	(.37)
Total from investment operations	.32	1.31	2.26	(.73)	(.89)	.26
Distributions from net investment income	(.35)	(.51)	(.52)	(.50)	(.66)	(.58)
Distributions from net realized gain	(.10)	-	-	-	(.24)	(.24)
Total distributions	(.44) I	(.51)	(.52)	(.50)	(.90)	(.82)
Redemption fees added to paid in capital D	- H	- H	- H	.01	- H	- H
Net asset value, end of period	$ 10.63	$ 10.75	$ 9.95	$ 8.21	$ 9.43	$ 11.22
Total Return B,C	3.26%	13.41%	28.29%	(6.92)%	(8.43)%	2.00%
Ratios to Average Net Assets E,G
Expenses before reductions	.91% A	.92%	.97%	1.00%	.94%	.88%
Expenses net of fee waivers, if any	.91% A	.92%	.96%	1.00%	.94%	.88%
Expenses net of all reductions	.91% A	.92%	.96%	1.00%	.94%	.88%
Net investment income (loss)	5.20% A	5.21%	5.60%	7.15%	5.77%	5.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,823,245	$ 1,660,063	$ 1,030,393	$ 463,269	$ 393,147	$ 516,268
Portfolio turnover rate F	29% A	25%	28%	47%	32%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.345 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.27	.55	.19
Net realized and unrealized gain (loss)	.06	.76	(.04)
Total from investment operations	.33	1.31	.15
Distributions from net investment income	(.35)	(.52)	(.15)
Distributions from net realized gain	(.10)	-	-
Total distributions	(.45)	(.52)	(.15)
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 10.62	$ 10.74	$ 9.95
Total Return B,C	3.33%	13.44%	1.58%
Ratios to Average Net Assets E,H
Expenses before reductions	.86% A	.89%	.85% A
Expenses net of fee waivers, if any	.86% A	.89%	.85% A
Expenses net of all reductions	.86% A	.89%	.85% A
Net investment income (loss)	5.25% A	5.24%	6.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,498	$ 43,282	$ 2,930
Portfolio turnover rate F	29% A	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012

1. Organization.

Fidelity® Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain of the Fund's securities may be valued by a single source or dealer.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 152,794,350
Gross unrealized depreciation	(78,059,626)
Net unrealized appreciation (depreciation) on securities and other investments	$ 74,734,724

Tax cost	$ 2,027,102,941

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $474,412,445 and $245,959,640, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 80,667	$ 3,082
Class T	-%	.25%	11,517	-
Class C	.75%	.25%	111,729	73,790
			$ 203,913	$ 76,872

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,102
Class T	1,783
Class C*	4,341
$ 21,226

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 82,289.26
Class T	12,478.27
Class C	29,588.27
Real Estate Income	2,328,675.29
Institutional Class	99,911.23
	$ 2,552,941

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,788 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,437 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $38,456. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Real Estate Income's operating expenses. During the period, this reimbursement reduced Real Estate Income's expenses by $31,380.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $199.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 2,120,737	$ 1,154,662
Class T	293,716	160,366
Class C	633,801	358,357
Real Estate Income	53,301,588	64,149,915
Institutional Class	2,890,602	865,071
Total	$ 59,240,444	$ 66,688,371
From net realized gain
Class A	$ 603,452	$ -
Class T	83,752	-
Class C	208,802	-
Real Estate Income	14,865,902	-
Institutional Class	736,613	-
Total	$ 16,498,521	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	3,251,368	5,544,292	$ 33,286,886	$ 58,675,375
Reinvestment of distributions	210,834	75,836	2,122,693	799,911
Shares redeemed	(1,157,024)	(384,554)	(11,722,433)	(4,105,728)
Net increase (decrease)	2,305,178	5,235,574	$ 23,687,146	$ 55,369,558
Class T
Shares sold	484,820	662,414	$ 4,966,659	$ 7,018,853
Reinvestment of distributions	27,938	12,671	281,285	132,964
Shares redeemed	(78,006)	(50,669)	(794,360)	(536,547)
Net increase (decrease)	434,752	624,416	$ 4,453,584	$ 6,615,270
Class C
Shares sold	844,448	2,030,776	$ 8,625,411	$ 21,411,850
Reinvestment of distributions	72,414	29,432	726,573	309,638
Shares redeemed	(342,463)	(125,083)	(3,454,173)	(1,328,625)
Net increase (decrease)	574,399	1,935,125	$ 5,897,811	$ 20,392,863
Real Estate Income
Shares sold	43,937,314	89,725,340	$ 450,081,587	$ 943,333,748
Reinvestment of distributions	6,112,870	5,601,468	61,699,330	58,273,356
Shares redeemed	(32,989,055)	(44,449,757)	(336,589,169)	(467,916,333)
Net increase (decrease)	17,061,129	50,877,051	$ 175,191,748	$ 533,690,771
Institutional Class
Shares sold	8,960,411	4,361,479	$ 90,777,957	$ 46,245,871
Reinvestment of distributions	259,233	55,523	2,613,878	583,903
Shares redeemed	(959,374)	(681,623)	(9,769,934)	(7,257,237)
Net increase (decrease)	8,260,270	3,735,379	$ 83,621,901	$ 39,572,537

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended January 31, 2012 and for the year ended July 31, 2011, and the financial highlights for the six months ended July 31, 2012 and for each of the five years in the period ended July 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2012 and for the year ended July 31, 2011, and the financial highlights for the six months ended January 31, 2012 and for each of the five years in the period ended July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Semiannual Report

March 19, 2012

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

REI-USAN-0312
1.789734.108

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate Income
Fund - Class A, Class T, and Class C

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Class A , Class T, and
Class C are classes of Fidelity® Real Estate Income Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.13%
Actual		$ 1,000.00	$ 1,030.70	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.46	$ 5.74
Class T	1.15%
Actual		$ 1,000.00	$ 1,032.50	$ 5.88
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.84
Class C	1.89%
Actual		$ 1,000.00	$ 1,028.20	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,015.63	$ 9.58
Real Estate Income	.91%
Actual		$ 1,000.00	$ 1,032.60	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.62
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,033.30	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Ventas, Inc.	2.0	1.9
MFA Financial, Inc.	1.6	1.5
Acadia Realty Trust (SBI)	1.6	1.6
Equity LifeStyle Properties, Inc.	1.5	1.3
Equity LifeStyle Properties, Inc. 8.034%	1.1	1.1
	7.8
Top Five Bonds as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.035% 11/15/15	2.6	2.4
Standard Pacific Corp. 8.375% 5/15/18	1.4	0.7
KB Home 9.1% 9/15/17	0.9	0.5
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	0.9	0.5
Wachovia Ltd./Wachovia LLC Series 2006-1A Class A1B, 0.9038% 9/25/26	0.8	0.3
	6.6
Top Five REIT Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	7.3	5.5
REITs - Shopping Centers	6.9	6.5
REITs - Health Care Facilities	6.6	6.2
REITs - Mortgage	6.4	5.5
REITs - Hotels	3.8	2.5
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Common Stocks 24.2%		Common Stocks 23.4%
	Preferred Stocks 11.2%		Preferred Stocks 9.7%
	Bonds 48.6%		Bonds 48.0%
	Convertible Securities 3.4%		Convertible Securities 7.1%
	Other Investments 4.2%		Other Investments 4.0%
	Short-Term Investments and Net Other Assets 8.4%		Short-Term Investments and Net Other Assets 7.8%
* Foreign investments	6.0%	** Foreign investments	6.3%

Semiannual Report

Investments January 31, 2012

Showing Percentage of Net Assets

Common Stocks - 24.2%
	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Household Durables - 1.3%
Meritage Homes Corp. (a)	135,900	$ 3,288,780
NVR, Inc. (a)	5,800	4,020,850
Standard Pacific Corp. (a)(e)	3,375,200	12,285,728
Stanley Martin Communities LLC Class B (a)	4,620	4,036,910
Toll Brothers, Inc. (a)	183,100	3,993,411
		27,625,679
FINANCIALS - 21.7%
Capital Markets - 0.3%
HFF, Inc. (a)	441,814	6,233,996
Real Estate Investment Trusts - 20.9%
Acadia Realty Trust (SBI)	1,583,849	33,292,506
American Campus Communities, Inc.	87,200	3,732,160
American Tower Corp.	167,100	10,612,521
Annaly Capital Management, Inc.	329,150	5,542,886
Anworth Mortgage Asset Corp.	875,710	5,692,115
Apartment Investment & Management Co. Class A	291,400	7,156,784
AvalonBay Communities, Inc.	20,800	2,829,008
Brandywine Realty Trust (SBI)	274,400	2,919,616
Canadian (REIT)	107,800	4,004,538
CapLease, Inc.	1,591,600	6,621,056
CBL & Associates Properties, Inc.	604,873	10,506,644
Chartwell Seniors Housing (REIT) (e)	509,700	4,528,972
Chesapeake Lodging Trust	223,500	3,806,205
Colony Financial, Inc.	101,637	1,723,764
CommonWealth REIT	278,000	5,468,260
Coresite Realty Corp.	281,000	5,634,050
Cousins Properties, Inc.	246,800	1,818,916
Cys Investments, Inc. (e)	992,339	13,396,577
DCT Industrial Trust, Inc.	1,175,300	6,487,656
DiamondRock Hospitality Co.	668,900	7,050,206
Douglas Emmett, Inc.	172,900	3,615,339
Dynex Capital, Inc.	1,592,186	14,743,642
Education Realty Trust, Inc.	281,800	3,015,260
Equity LifeStyle Properties, Inc.	457,430	32,084,140
Excel Trust, Inc.	697,228	8,854,796
H&R REIT/H&R Finance Trust	256,500	5,960,060
Healthcare Realty Trust, Inc.	246,300	5,189,541
Highwoods Properties, Inc. (SBI)	51,400	1,700,826
Hospitality Properties Trust (SBI)	106,400	2,578,072
Lexington Corporate Properties Trust	1,771,300	15,233,180
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc.	339,113	$ 10,834,660
MFA Financial, Inc.	4,635,781	34,026,633
Mid-America Apartment Communities, Inc.	53,900	3,445,288
Monmouth Real Estate Investment Corp. Class A	455,073	4,236,730
National Health Investors, Inc.	90,306	4,371,713
National Retail Properties, Inc.	114,100	3,081,841
Newcastle Investment Corp.	400,000	2,144,000
Omega Healthcare Investors, Inc.	532,179	11,090,610
Pebblebrook Hotel Trust	51,882	1,150,743
Prologis, Inc.	705,287	22,364,651
Sabra Health Care REIT, Inc.	178,800	2,542,536
Senior Housing Properties Trust (SBI)	175,600	3,982,608
Simon Property Group, Inc.	45,801	6,222,524
Stag Industrial, Inc.	382,692	4,584,650
Summit Hotel Properties, Inc.	634,200	5,929,770
Sun Communities, Inc.	85,000	3,409,350
Sunstone Hotel Investors, Inc. (a)	290,734	2,700,919
Terreno Realty Corp.	320,264	4,522,128
Two Harbors Investment Corp.	1,195,580	11,872,109
Ventas, Inc.	708,346	41,303,655
Weyerhaeuser Co.	535,229	10,715,285
Whitestone REIT Class B	379,067	4,825,523
		435,157,222
Real Estate Management & Development - 0.5%
Brookfield Asset Management, Inc. Class A	156,900	4,761,373
Kennedy-Wilson Holdings, Inc.	348,200	4,676,326
		9,437,699
TOTAL FINANCIALS		450,828,917
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	733,300	12,906,080
Capital Senior Living Corp. (a)	687,750	5,570,775
Emeritus Corp. (a)	356,493	6,224,368
		24,701,223
TOTAL COMMON STOCKS (Cost $427,578,421)		503,155,819
Preferred Stocks - 12.9%
	Shares	Value
Convertible Preferred Stocks - 1.7%
FINANCIALS - 1.7%
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	$ 2,363,125
CommonWealth REIT 6.50%	339,844	7,187,701
Excel Trust, Inc. 7.00% (f)	248,200	5,894,750
Health Care REIT, Inc. Series I, 6.50%	46,800	2,509,650
Lexington Corporate Properties Trust Series C, 6.50%	349,551	15,030,693
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	1,871,200
		34,857,119
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 12.00% (f)	14,800	51,356
TOTAL FINANCIALS		34,908,475
Nonconvertible Preferred Stocks - 11.2%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	36,700	426,087
FINANCIALS - 11.2%
Diversified Financial Services - 0.2%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	100,000
Red Lion Hotels Capital Trust 9.50%	163,225	4,214,470
		4,314,470
Real Estate Investment Trusts - 10.9%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,725,250
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	1,203
Series B, 9.25% (a)	124,100	124
Annaly Capital Management, Inc. Series A, 7.875%	134,900	3,630,159
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	8,003,936
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,469,125
Series U, 7.75%	150,773	3,829,634
Ashford Hospitality Trust, Inc. Series E, 9.00%	57,030	1,434,305
Brandywine Realty Trust Series C, 7.50%	37,615	964,449
CapLease, Inc. Series A, 8.125%	117,510	2,914,248
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	147,962	$ 3,768,592
7.375%	274,876	6,863,654
Cedar Shopping Centers, Inc. 8.875%	290,352	7,261,704
CenterPoint Properties Trust Series D, 5.377%	3,575	2,046,688
Cogdell Spencer, Inc. 8.50%	114,300	2,912,364
Corporate Office Properties Trust Series H, 7.50%	5,000	125,650
Cousins Properties, Inc. Series A, 7.75%	178,330	4,306,670
CubeSmart Series A, 7.75%	40,000	1,008,000
DDR Corp. Series I, 7.50%	24,684	616,113
Digital Realty Trust, Inc. Series E, 7.00%	40,000	1,026,800
Duke Realty LP:
8.375%	128,517	3,409,556
Series L, 6.60%	10,666	267,397
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	48,000
Equity LifeStyle Properties, Inc. 8.034%	885,479	23,128,711
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,034,000
Excel Trust, Inc. Series B, 8.125%	400,000	10,100,000
First Potomac Realty Trust 7.75%	80,779	2,067,135
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,754,858
Glimcher Realty Trust Series G, 8.125%	171,111	4,098,108
Hersha Hospitality Trust Series B, 8.00%	98,910	2,377,796
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	84,500	2,125,175
Series C, 7.00%	58,500	1,447,875
Series D, 7.125%	40,800	1,017,960
Hudson Pacific Properties, Inc. 8.375%	303,800	8,020,320
Inland Real Estate Corp. Series A, 8.125%	223,500	5,652,315
Kimco Realty Corp. Series G, 7.75%	113,026	2,952,239
Kite Realty Group Trust 8.25%	96,100	2,383,280
LaSalle Hotel Properties:
Series E, 8.00%	50,468	1,268,766
Series G, 7.25%	114,485	2,833,504
Series H, 7.50%	126,308	3,153,911
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,173,500
Series B, 7.625% (a)	31,240	484,220
Lexington Corporate Properties Trust Series B, 8.05%	104,300	2,601,242
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Realty Trust 7.55%	23,800	$ 581,910
MFA Financial, Inc. Series A, 8.50%	485,381	12,391,777
Monmouth Real Estate Investment Corp. 7.625%	80,000	2,009,600
Newcastle Investment Corp. Series B, 9.75%	34,530	855,999
Parkway Properties, Inc. Series D, 8.00%	237,900	5,780,970
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,210,720
Series B, 8.00%	180,991	4,461,428
Prologis, Inc. Series Q, 8.54%	94,446	5,256,515
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	338,086
6.875%	50,000	1,292,500
7.20%	83,040	2,094,269
7.375%	100,610	2,535,372
Series P, 6.70%	36,000	904,320
Public Storage Series N, 7.00%	4,200	109,326
Regency Centers Corp.:
7.25%	10,500	269,535
Series C 7.45%	18,000	459,000
Saul Centers, Inc.:
8.00%	93,700	2,420,271
Series B (depositary shares) 9.00%	118,550	3,235,230
Stag Industrial, Inc. Series A, 9.00%	280,000	7,081,200
Summit Hotel Properties, Inc. Series A, 9.25%	138,240	3,525,120
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	366,039	8,967,956
Series D, 8.00%	37,862	916,260
UMH Properties, Inc. Series A, 8.25%	310,000	7,985,600
Vornado Realty Trust 6.75%	20,000	506,400
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,422,619
Winthrop Realty Trust Series D, 9.25%	25,000	646,875
		227,567,395
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Vornado Realty LP 7.875%	54,682	$ 1,531,096
TOTAL FINANCIALS		233,412,961
TOTAL NONCONVERTIBLE PREFERRED STOCKS		233,839,048
TOTAL PREFERRED STOCKS (Cost $271,877,950)		268,747,523
Corporate Bonds - 24.6%
		Principal Amount (i)
Convertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	1,132,300
FINANCIALS - 1.6%
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,182,500
CapLease, Inc. 7.5% 10/1/27 (f)		5,180,000	5,192,950
Developers Diversified Realty Corp. 1.75% 11/15/40		1,000,000	1,064,000
Hospitality Properties Trust 3.8% 3/15/27		6,100,000	6,103,813
ProLogis LP:
1.875% 11/15/37		2,450,000	2,425,500
2.625% 5/15/38		1,500,000	1,492,575
The Macerich Co. 3.25% 3/15/12 (f)		4,800,000	4,797,000
			22,258,338
Real Estate Management & Development - 0.5%
Corporate Office Properties LP 4.25% 4/15/30 (f)		5,460,000	5,289,375
Grubb & Ellis Co. 7.95% 5/1/15 (f)		5,500,000	3,182,850
Corporate Bonds - continued
		Principal Amount (i)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Kilroy Realty LP 3.25% 4/15/12 (f)		$ 2,185,000	$ 2,182,269
SL Green Realty Corp. 3% 3/30/27 (f)		500,000	498,750
			11,153,244
TOTAL FINANCIALS			33,411,582
TOTAL CONVERTIBLE BONDS			34,543,882
Nonconvertible Bonds - 22.9%
CONSUMER DISCRETIONARY - 8.4%
Hotels, Restaurants & Leisure - 1.0%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16		1,945,000	2,042,250
FelCor Lodging LP 6.75% 6/1/19		5,875,000	5,720,781
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,878,500
Landry's Restaurants, Inc. 11.625% 12/1/15		1,325,000	1,424,375
Times Square Hotel Trust 8.528% 8/1/26 (f)		9,217,662	9,917,702
			20,983,608
Household Durables - 7.0%
KB Home:
5.75% 2/1/14		510,000	514,463
5.875% 1/15/15		7,000,000	6,895,000
6.25% 6/15/15		10,000,000	9,862,500
7.25% 6/15/18		5,160,000	4,902,000
9.1% 9/15/17		17,595,000	18,034,875
Lennar Corp.:
5.5% 9/1/14		1,000,000	1,032,500
5.6% 5/31/15		6,000,000	6,180,000
6.5% 4/15/16		4,000,000	4,170,000
6.95% 6/1/18		14,280,000	14,851,200
M/I Homes, Inc.:
6.875% 4/1/12		2,150,000	2,085,500
8.625% 11/15/18		17,655,000	16,419,150
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,500,000
7.15% 4/15/20		7,060,000	6,848,200
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc.:
6.625% 5/1/20		$ 1,555,000	$ 1,543,338
8.4% 5/15/17		5,420,000	5,826,500
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,010,000
8.375% 5/15/18		28,983,000	29,417,745
10.75% 9/15/16		8,415,000	9,361,688
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,549,969
			146,004,628
Multiline Retail - 0.4%
Sears Holdings Corp. 6.625% 10/15/18		9,065,000	7,433,300
TOTAL CONSUMER DISCRETIONARY			174,421,536
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,086,076	1,221,836
C&S Group Enterprises LLC 8.375% 5/1/17 (f)		4,400,000	4,708,000
			5,929,836
FINANCIALS - 12.9%
Diversified Financial Services - 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		10,820,000	11,252,800
8% 1/15/18 (f)		3,070,000	3,200,475
			14,453,275
Real Estate Investment Trusts - 7.2%
Camden Property Trust 5% 6/15/15		1,100,000	1,181,047
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,756,919
6.25% 6/15/14		5,005,000	5,365,540
Developers Diversified Realty Corp.:
5.375% 10/15/12		500,000	505,467
5.5% 5/1/15		4,000,000	4,155,296
7.5% 4/1/17		6,000,000	6,760,584
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 7/15/18		$ 8,756,000	$ 9,769,673
7.875% 9/1/20		4,637,000	5,488,446
9.625% 3/15/16		3,836,000	4,503,479
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,610,527
6.25% 12/15/14		4,081,000	4,344,318
6.25% 1/15/17		3,000,000	3,155,439
Health Care Property Investors, Inc.:
6% 3/1/15		1,000,000	1,073,976
7.072% 6/8/15		1,500,000	1,688,213
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,049,543
6.2% 6/1/16		750,000	821,068
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		5,084,000	5,279,119
5.75% 1/15/21		2,000,000	2,071,490
6.5% 1/17/17		1,875,000	2,061,424
HMB Capital Trust V 4.1463% 12/15/36 (d)(f)(g)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	944,522
6.75% 2/15/13		1,765,000	1,794,213
7.875% 8/15/14		1,000,000	1,091,725
HRPT Properties Trust:
5.75% 11/1/15		3,600,000	3,811,043
6.25% 8/15/16		1,500,000	1,598,573
6.5% 1/15/13		200,000	202,452
iStar Financial, Inc.:
5.85% 3/15/17		500,000	392,500
5.875% 3/15/16		6,400,000	5,472,000
5.95% 10/15/13		7,330,000	6,743,600
6.05% 4/15/15		4,725,000	3,780,000
6.5% 12/15/13		5,400,000	4,941,000
8.625% 6/1/13		1,565,000	1,484,794
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		2,000,000	2,070,000
Nationwide Health Properties, Inc.:
6.25% 2/1/13		1,000,000	1,034,780
8.25% 7/1/12		1,300,000	1,322,108
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		$ 2,115,000	$ 2,257,763
7% 1/15/16		1,295,000	1,325,756
7.5% 2/15/20		1,000,000	1,080,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,868,451
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,050,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,300,504
7.625% 7/1/17		4,690,000	5,373,868
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,253,800
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	4,999,360
6.75% 4/15/20		6,000,000	6,369,534
6.75% 12/15/21		8,000,000	8,567,704
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	522,260
5.25% 1/15/15		1,000,000	1,063,465
5.25% 1/15/16		4,000,000	4,278,468
			150,635,811
Real Estate Management & Development - 4.9%
AMB Property LP 5.9% 8/15/13		400,000	412,880
BioMed Realty LP 3.85% 4/15/16		2,000,000	1,987,422
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	6,961,329
5.75% 4/1/12		1,000,000	1,004,288
7.5% 5/15/15		1,000,000	1,096,543
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,256,213
11.625% 6/15/17		1,500,000	1,732,500
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,534,317
6.25% 6/15/14		3,094,000	3,251,745
6.875% 8/15/12		1,000,000	1,014,636
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,601,650
Duke Realty LP 6.25% 5/15/13		750,000	784,013
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc.:
6.5% 2/1/17		$ 16,120,000	$ 15,152,800
7.625% 6/1/15		15,725,000	15,567,750
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	3,016,863
Host Hotels & Resorts LP:
5.875% 6/15/19		2,725,000	2,895,313
6.875% 11/1/14		500,000	507,500
9% 5/15/17		750,000	828,750
Kennedy-Wilson, Inc. 8.75% 4/1/19 (f)		2,785,000	2,805,888
Post Apartment Homes LP 6.3% 6/1/13		2,000,000	2,086,006
Realogy Corp.:
7.875% 2/15/19 (f)		7,085,000	6,518,200
9% 1/15/20 (f)		1,920,000	1,876,800
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,867,290
5.875% 6/15/17		400,000	448,110
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,770,125
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,071,300
Ventas Realty LP Series 1, 6.5% 6/1/16		11,370,000	11,789,621
Vornado Realty LP 5% 1/15/22		2,000,000	2,096,590
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,088,941
			101,025,383
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20		4,349,567	1,496,251
TOTAL FINANCIALS			267,610,720
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		7,290,000	7,308,225
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		16,765,000	17,645,163
Skilled Healthcare Group, Inc. 11% 1/15/14		3,080,000	3,072,300
			20,717,463
TOTAL HEALTH CARE			28,025,688
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Landry's Acquisition Co. 11.625% 12/1/15 (f)		$ 500,000	$ 537,500
TOTAL NONCONVERTIBLE BONDS			476,525,280
TOTAL CORPORATE BONDS (Cost $493,411,545)			511,069,162
Asset-Backed Securities - 5.4%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		1,384,000	1,385,384
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6373% 3/23/19 (f)(g)		286,251	237,589
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7809% 3/20/50 (f)(g)		2,250,000	0
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)		6,023,049	5,974,864
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.8315% 1/20/37 (f)(g)		1,329,924	1,060,614
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (f)		1,213,640	1,055,867
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.8325% 4/7/52 (f)(g)		16,300,116	10,758,076
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	298,823
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		1,570,000	1,263,850
Class B2, 1.9238% 12/28/35 (f)(g)		1,575,000	1,078,875
Class D, 9% 12/28/35 (f)		501,103	105,232
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 2.0738% 6/28/38 (f)(g)		1,230,000	1,051,650
Class D, 9% 6/28/38 (f)		997,000	697,900
Crest Ltd. Series 2002-IGA Class B, 1.9031% 7/28/35 (f)(g)		806,845	774,571
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,746,528
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.8767% 11/28/39 (f)(g)		555,122	16,654
Asset-Backed Securities - continued
		Principal Amount (i)	Value
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		$ 1,788,179	$ 1,637,614
Series 1997-3 Class M1, 7.53% 3/15/28		7,588,081	6,308,944
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7763% 6/25/35 (g)(j)		1,259,000	59,691
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.8263% 8/26/30 (f)(g)		735,000	102,900
Class E, 2.2763% 8/26/30 (f)(g)		1,503,628	41,350
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,226,943	456,865
Merit Securities Corp. Series 13 Class M1, 7.9068% 12/28/33 (g)		1,923,000	1,783,100
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (f)		899,989	732,141
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (f)		4,067,741	4,111,600
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (f)		4,590,000	4,257,225
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)		4,610,000	4,287,300
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.085% 2/5/36 (f)(g)		3,526,224	353
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (f)		2,818,047	2,811,002
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (f)(g)		2,000,000	840,000
Series 2006-1A:
Class A1A, 0.8338% 9/25/26 (f)(g)		17,832,122	15,335,625
Class A1B, 0.9038% 9/25/26 (f)(g)		22,506,000	16,766,970
Class A2A, 0.7938% 9/25/26 (f)(g)		7,145,081	6,359,122
Class A2B, 0.8838% 9/25/26 (f)(g)		1,550,000	1,255,500
Class B, 0.9338% 9/25/26 (f)(g)		890,000	660,825
Class G, 1.9238% 9/25/26 (f)(g)		1,150,000	747,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7994% 11/21/40 (f)(g)		10,500,000	8,085,000
Class F, 2.4294% 11/21/40 (f)(g)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $116,618,589)			111,197,104
Collateralized Mortgage Obligations - 1.0%
		Principal Amount (i)	Value
Private Sponsor - 1.0%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4651% 6/15/22 (f)(g)		$ 2,410,041	$ 2,336,200
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (f)		75,113	56,662
Series 2002-R2 Class 2B3, 3.9405% 7/25/33 (f)(g)		217,132	81,449
Series 2003-40 Class B3, 4.5% 10/25/18 (f)		116,163	64,298
Series 2003-R2 Class B3, 5.5% 5/25/43 (f)		24,854	8
Series 2003-R3:
Class B2, 5.5% 11/25/33 (f)		1,452,178	327,819
Class B3, 5.5% 11/25/33		220,407	16,170
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (f)(g)		132,011	4,397
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.435% 4/25/20 (f)(g)		3,200,000	3,119,197
Series 2010-K6 Class B, 5.3579% 12/25/46 (f)(g)		4,500,000	4,319,738
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		7,120,000	7,337,288
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		1,600,000	1,602,701
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2463% 7/10/35 (f)(g)		384,767	238,556
Series 2005-A Class B6, 2.2963% 3/10/37 (f)(g)		1,536,575	147,818
Series 2005-B Class B6, 1.8963% 6/10/37 (f)(g)		866,877	39,790
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (f)		54,522	46,174
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7963% 12/10/35 (f)(g)		362,913	136,855
Series 2004-A Class B7, 4.5463% 2/10/36 (f)(g)		391,667	179,031
Series 2004-B Class B7, 4.2963% 2/10/36 (f)(g)		468,310	198,423
Series 2005-C Class B7, 3.3963% 9/10/37 (f)(g)		958,286	2,396
TOTAL PRIVATE SPONSOR			20,254,970
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (j)		171,999	38,930
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.3623% 2/25/42 (f)(g)		107,088	49,268
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (j)		250,155	71,474
Collateralized Mortgage Obligations - continued
		Principal Amount (i)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.4138% 6/25/43 (f)(g)		$ 156,663	$ 63,807
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.5113% 10/25/42 (f)(g)		68,888	24,915
TOTAL U.S. GOVERNMENT AGENCY			248,394
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,215,026)			20,503,364
Commercial Mortgage Securities - 19.3%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (j)		5,666,539	5,476,179
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		2,000,000	2,162,544
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		906,721	910,528
Class B2, 7.525% 4/14/29		560,000	565,550
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,215,864
Series 2005-1 Class CJ, 5.1847% 11/10/42 (g)		3,580,000	3,578,249
Series 2005-6 Class AJ, 5.1932% 9/10/47 (g)		5,000,000	5,063,450
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.035% 11/15/15 (f)(g)		59,783,885	54,702,235
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.3351% 3/15/22 (f)(g)		2,000,000	1,700,000
Class K, 2.2851% 3/15/22 (f)(g)		4,190,000	3,268,200
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4414% 3/11/39 (g)		5,700,000	5,229,516
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5327% 4/12/38 (f)(g)		2,520,000	1,955,061
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.4151% 12/15/20 (f)(g)		8,000,000	7,165,408
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (f)		9,851,841	9,845,930
Commercial Mortgage pass-thru certificates:
Series 2011-STRT Class C, 4.755% 12/10/24 (f)		2,000,000	2,002,500
Series 2005-C6 Class AJ, 5.209% 6/10/44 (g)		4,000,000	3,885,744
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (f)		$ 11,090,000	$ 9,216,466
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (f)		2,540,000	2,609,439
Series 1998-C2 Class F, 6.75% 11/15/30 (f)		3,000,000	3,278,313
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9263% 3/25/17 (f)(g)		2,512,000	1,758,400
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4763% 3/25/17 (f)(g)		3,860,000	2,509,000
Class G, 7.2763% 3/25/17 (f)(g)		3,272,000	1,963,200
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5569% 11/10/46 (f)(g)		3,240,000	2,872,513
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	992,906
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2186% 6/10/31 (f)(g)		2,500,000	2,634,495
Series 2000-CKP1 Class B3, 7.8963% 11/10/33 (g)		2,970,000	2,971,978
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (f)		5,000,000	5,060,428
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7897% 1/25/43 (g)(h)		14,360,000	2,362,909
Series KAIV Class X2, 3.6146% 6/25/46 (g)(h)		7,430,000	1,561,757
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class K, 6% 12/12/33 (f)		623,409	619,163
Freddie Mac Multi-Class participation certificates guaranteed:
Series K011 Class X3, 2.5748% 12/25/43 (g)(h)		12,206,096	1,837,152
Series K012 Class X3, 2.2876% 1/25/41 (g)(h)		21,072,888	2,881,844
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		11,951,806	10,995,662
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1177% 12/10/35 (f)(g)		991,000	989,801
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (g)		1,658,805	1,722,090
Class G, 6.75% 4/15/29 (g)		1,250,000	1,371,753
Series 1999-C3:
Class G, 6.974% 8/15/36 (f)		653,942	651,557
Class J, 6.974% 8/15/36		1,500,000	1,516,317
Series 2000-C1 Class K, 7% 3/15/33		469,146	348,075
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,031,029
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (f)		2,000,000	2,038,266
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2002-C1 Class H, 5.903% 1/11/35 (f)		$ 880,000	$ 883,289
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 6.4193% 3/6/20 (f)(g)		1,400,000	1,391,750
Series 2010-C1:
Class D, 5.999% 8/10/43 (f)(g)		4,000,000	3,317,672
Class E, 4% 8/10/43 (f)		3,000,000	1,881,903
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)		9,185,000	8,666,966
GS Mortgage Securities Trust:
Series 2011-GC5 Class C, 5.3086% 8/10/44 (f)(g)		9,000,000	7,761,546
Series 2012-GC6 Class C, 0% 1/10/45 (f)(g)		3,600,000	3,261,960
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		4,000,000	3,680,924
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (f)(g)		2,038,274	3,057
Class X, 0.6261% 10/15/32 (f)(g)(h)		4,870,680	1,519
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		3,000,000	3,014,244
Series 2009-IWST Class D, 7.4453% 12/5/27 (f)(g)		6,500,000	6,535,263
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (f)(g)		4,500,000	4,258,791
Class XB, 0.9305% 8/5/32 (f)(h)		32,655,000	1,715,008
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class AJ, 5.3265% 12/15/44 (g)		3,470,000	3,442,541
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5 Class B. 5.4912% 8/15/46 (f)(g)		7,500,000	7,336,500
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,093,611	1,107,965
Series 1999-C8:
Class G, 6% 7/15/31 (f)		1,078,879	1,106,357
Class H, 6% 7/15/31 (f)		1,341,102	447,094
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)		2,920,000	3,023,383
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	1,961,598
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,516,351
Series 2005-C7 Class AJ, 5.323% 11/15/40		8,000,000	8,109,936
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,030,806
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C2 Class AJ, 5.205% 4/15/30 (g)		$ 8,910,000	$ 9,196,581
Series 2006-C4:
Class AJ, 5.8897% 6/15/38 (g)		7,005,000	5,688,095
Class AM, 5.8897% 6/15/38 (g)		6,700,000	6,982,479
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6768% 6/25/43 (f)(g)		4,699,000	3,873,926
Series 2011-1 Class B, 5.6768% 6/25/43 (f)(g)		5,720,000	5,750,133
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	505,922
Class G, 4.384% 7/12/37	CAD	355,000	245,699
Class H, 4.384% 7/12/37	CAD	236,000	158,678
Class J, 4.384% 7/12/37	CAD	355,000	231,924
Class K, 4.384% 7/12/37	CAD	355,000	225,391
Class L, 4.384% 7/12/37	CAD	236,000	145,644
Class M, 4.384% 7/12/37	CAD	995,000	478,991
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (f)		2,414,948	1,412,744
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6655% 5/12/39 (g)		1,200,000	1,264,776
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 1/15/37 (f)		750,000	75
Class E, 7.983% 1/15/37 (f)		1,453,000	145
Class IO, 8.3831% 1/15/37 (g)(h)		4,967,025	372,527
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		1,309,233	1,312,506
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,401,736
Series 1997-RR Class F, 7.3991% 4/30/39 (f)(g)		1,979,357	1,821,009
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		2,611,253	1,201,176
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,627,358
Series 2011-C1 Class C, 5.2554% 9/15/47 (f)(g)		2,000,000	1,887,386
Series 2011-C2:
Class D, 5.3186% 6/15/44 (f)(g)		4,610,000	4,149,692
Class E, 5.3186% 6/15/44 (f)(g)		9,600,000	7,978,944
Class F, 5.3186% 6/15/44 (f)(g)		4,440,000	3,224,550
Class XB, 0.465% 6/15/44 (f)(g)(h)		63,708,222	1,974,955
Series 2011-C3 Class D, 5.357% 7/15/49 (f)		7,400,000	6,424,813
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (h)		2,158,523	1,877,915
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		3,506,029	3,689,394
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
RBSCF Trust Series 2010-MB1 Class D, 4.6727% 4/15/24 (f)(g)		$ 5,820,000	$ 5,476,256
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (f)(g)		3,000,000	3,126,591
Class E5, 6.5% 2/18/34 (f)(g)		3,000,000	3,023,058
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (f)		2,170,000	2,170,584
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.7386% 8/15/39 (g)		2,080,000	2,089,360
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		10,630,000	9,884,709
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8601% 7/15/24 (f)(g)		1,200,000	809,941
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0708% 1/10/45 (f)(g)		3,000,000	3,048,510
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		2,540,000	2,614,592
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,972,832
Series 2004-C11:
Class D, 5.3607% 1/15/41 (g)		5,177,000	4,666,739
Class E, 5.4107% 1/15/41 (g)		3,785,000	3,172,841
Series 2004-C12 Class D, 5.3163% 7/15/41 (g)		2,750,000	2,607,809
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,076,186
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (f)		4,000,000	4,131,052
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $400,243,984)			400,954,118
Floating Rate Loans - 4.2%

CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.5%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	8,842,500
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (g)		2,835,750	2,523,818
Floating Rate Loans - continued
		Principal Amount (i)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 2.53% 10/27/13 (g)		$ 1,974,717	$ 1,969,781
TOTAL CONSUMER DISCRETIONARY			13,336,099
FINANCIALS - 2.2%
Diversified Financial Services - 0.2%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (g)		3,885,475	3,895,188
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche A 1LN, term loan 5% 6/28/13 (g)		1,230,680	1,233,757
Real Estate Management & Development - 2.0%
Capital Automotive LP term loan 5% 3/11/17 (g)		8,079,388	8,038,991
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7958% 9/4/19 (g)		1,990,000	1,970,100
CityCenter term loan 8.75% 7/1/13 (g)		8,000,000	7,820,000
Equity Inns Reality LLC:
Tranche A, term loan 9.5% 11/2/12 (g)		2,184,917	1,662,388
Tranche B 2LN, term loan 6.55% 11/2/12 (g)		5,000,000	4,300,000
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (g)		712,762	662,869
term loan 4.6914% 10/10/16 (g)		8,058,859	7,494,739
Tranche 2LN, term loan 13.5% 10/15/17		3,500,000	3,570,000
Tranche B, term loan 3.4414% 10/10/13 (g)		5,208,029	5,155,949
3.2953% 10/10/13 (g)		521,472	521,472
			41,196,508
TOTAL FINANCIALS			46,325,453
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
Tranche B, term loan 2.7552% 7/25/14 (g)		2,833,380	2,794,421
Tranche DD, term loan 2.52% 7/25/14 (g)		145,277	143,279
Floating Rate Loans - continued
		Principal Amount (i)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (g)		$ 2,000,000	$ 1,980,000
Skilled Healthcare Group, Inc. term loan 5.2644% 4/9/16 (g)		3,614,832	3,379,868
			8,297,568
INDUSTRIALS - 0.5%
Construction & Engineering - 0.5%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (g)		11,938,567	10,714,863
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle Operating Co. Tranche B, term loan 4% 1/18/19 (g)		3,890,000	3,885,332
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (g)		3,650,804	3,664,495
			7,549,827
TOTAL FLOATING RATE LOANS (Cost $88,536,290)			86,223,810
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (f)	500,000	15,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (f)	1,220,000	305,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(f)	1,350,000	0
		320,000
TOTAL PREFERRED SECURITIES (Cost $2,593,186)		320,000
Money Market Funds - 9.6%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	182,069,601	$ 182,069,601
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	17,597,164	17,597,164
TOTAL MONEY MARKET FUNDS (Cost $199,666,765)		199,666,765
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,025,741,756)		2,101,837,665
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(24,500,740)
NET ASSETS - 100%		$ 2,077,336,925
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $436,528,742 or 21.0% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Principal amount is stated in United States dollars unless otherwise noted.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,646,274 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 5,487,274
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 149,048
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 188,515
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7763% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,961
Fidelity Securities Lending Cash Central Fund	38,456
Total	$ 118,417
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 28,051,766	$ 24,014,856	$ -	$ 4,036,910
Financials	719,150,353	690,048,288	24,880,549	4,221,516
Health Care	24,701,223	24,701,223	-	-
Corporate Bonds	511,069,162	-	509,572,911	1,496,251
Asset-Backed Securities	111,197,104	-	68,122,562	43,074,542
Collateralized Mortgage Obligations	20,503,364	-	18,715,124	1,788,240
Commercial Mortgage Securities	400,954,118	-	373,565,635	27,388,483
Floating Rate Loans	86,223,810	-	69,561,310	16,662,500
Preferred Securities	320,000	-	-	320,000
Money Market Funds	199,666,765	199,666,765	-	-
Total Investments in Securities:	$ 2,101,837,665	$ 938,431,132	$ 1,064,418,091	$ 98,988,442
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,528,571
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	508,339
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,036,910
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 508,339
Investments in Securities:
Equities - Financials
Beginning Balance	$ 4,941,370
Total Realized Gain (Loss)	(607)
Total Unrealized Gain (Loss)	(719,371)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	124
Transfers out of Level 3	-
Ending Balance	$ 4,221,516
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (719,371)
Corporate Bonds
Beginning Balance	$ 9,384,800
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(253,316)
Cost of Purchases	4,349,567
Proceeds of Sales	(4,000,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(7,984,800)
Ending Balance	$ 1,496,251
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (2,853,316)
Asset-Backed Securities
Beginning Balance	$ 79,390,084
Total Realized Gain (Loss)	605,893
Total Unrealized Gain (Loss)	1,072,967
Cost of Purchases	1,446,937
Proceeds of Sales	(10,646,620)
Amortization/Accretion	445,740
Transfers in to Level 3	3,448,211
Transfers out of Level 3	(32,688,670)
Ending Balance	$ 43,074,542
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 1,184,788
Investments in Securities:
Collateralized Mortgage Obligations
Beginning Balance	$ 862,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(185,450)
Cost of Purchases	-
Proceeds of Sales	(420,485)
Amortization/Accretion	(133,520)
Transfers in to Level 3	1,665,695
Transfers out of Level 3	-
Ending Balance	$ 1,788,240
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (185,450)
Commercial Mortgage Securities
Beginning Balance	$ 31,940,633
Total Realized Gain (Loss)	(116,008)
Total Unrealized Gain (Loss)	(438,874)
Cost of Purchases	-
Proceeds of Sales	(2,634,998)
Amortization/Accretion	(157,614)
Transfers in to Level 3	8,344,793
Transfers out of Level 3	(9,549,449)
Ending Balance	$ 27,388,483
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (681,865)
Floating Rate Loans
Beginning Balance	$ 9,000,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(328,461)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	6,161
Transfers in to Level 3	7,984,800
Transfers out of Level 3	-
Ending Balance	$ 16,662,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (328,461)
Investments in Securities:
Preferred Securities
Beginning Balance	$ 442,008
Total Realized Gain (Loss)	(785,700)
Total Unrealized Gain (Loss)	662,305
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	1,387
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 320,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (123,387)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.4%
AAA,AA,A	9.9%
BBB	14.0%
BB	5.3%
B	13.7%
CCC,CC,C	3.8%
D	0.1%
Not Rated	7.3%
Equities	37.1%
Short-Term Investments and Net Other Assets	8.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012

Assets
Investment in securities, at value (including securities loaned of $16,815,259) - See accompanying schedule: Unaffiliated issuers (cost $1,826,074,991)	$ 1,902,170,900
Fidelity Central Funds (cost $199,666,765)	199,666,765
Total Investments (cost $2,025,741,756)		$ 2,101,837,665
Cash		1,082,494
Foreign currency held at value (cost $20,196)		20,196
Receivable for investments sold		399,857
Receivable for fund shares sold		17,547,019
Dividends receivable		1,521,211
Interest receivable		11,529,814
Distributions receivable from Fidelity Central Funds		23,488
Prepaid expenses		4,696
Other receivables		7,857
Total assets		2,133,974,297

Liabilities
Payable for investments purchased	$ 30,146,494
Payable for fund shares redeemed	6,645,368
Accrued management fee	923,689
Distribution and service plan fees payable	40,032
Other affiliated payables	508,146
Other payables and accrued expenses	776,479
Collateral on securities loaned, at value	17,597,164
Total liabilities		56,637,372

Net Assets		$ 2,077,336,925
Net Assets consist of:
Paid in capital		$ 1,981,809,486
Undistributed net investment income		7,376,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,029,101
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,121,817
Net Assets		$ 2,077,336,925

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($84,052,812 ÷ 7,925,902 shares)	$ 10.60

Maximum offering price per share (100/96.00 of $10.60)	$ 11.04
Class T: Net Asset Value and redemption price per share ($12,151,887 ÷ 1,145,808 shares)	$ 10.61

Maximum offering price per share (100/96.00 of $10.61)	$ 11.05
Class C: Net Asset Value and offering price per share ($27,388,879 ÷ 2,593,674 shares)A	$ 10.56

Real Estate Income: Net Asset Value, offering price and redemption price per share ($1,823,244,995 ÷ 171,456,557 shares)	$ 10.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($130,498,352 ÷ 12,290,122 shares)	$ 10.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2012

Investment Income
Dividends		$ 16,962,406
Interest		37,146,888
Income from Fidelity Central Funds		118,417
Total income		54,227,711

Expenses
Management fee	$ 4,971,568
Transfer agent fees	2,552,941
Distribution and service plan fees	203,913
Accounting and security lending fees	351,313
Custodian fees and expenses	14,448
Independent trustees' compensation	5,765
Registration fees	94,816
Audit	79,530
Legal	3,629
Miscellaneous	6,981
Total expenses before reductions	8,284,904
Expense reductions	(31,579)	8,253,325
Net investment income (loss)		45,974,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,757,282
Foreign currency transactions	(14,949)
Total net realized gain (loss)		22,742,333
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,462,311)
Assets and liabilities in foreign currencies	934
Total change in net unrealized appreciation (depreciation)		(1,461,377)
Net gain (loss)		21,280,956
Net increase (decrease) in net assets resulting from operations		$ 67,255,342

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,974,386	$ 75,045,871
Net realized gain (loss)	22,742,333	26,474,317
Change in net unrealized appreciation (depreciation)	(1,461,377)	63,154,318
Net increase (decrease) in net assets resulting from operations	67,255,342	164,674,506
Distributions to shareholders from net investment income	(59,240,444)	(66,688,371)
Distributions to shareholders from net realized gain	(16,498,521)	-
Total distributions	(75,738,965)	(66,688,371)
Share transactions - net increase (decrease)	292,852,190	655,640,999
Redemption fees	159,309	331,332
Total increase (decrease) in net assets	284,527,876	753,958,466

Net Assets
Beginning of period	1,792,809,049	1,038,850,583
End of period (including undistributed net investment income of $7,376,521 and undistributed net investment income of $20,642,579, respectively)	$ 2,077,336,925	$ 1,792,809,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.25	.53	.18
Net realized and unrealized gain (loss)	.05	.76	(.04)
Total from investment operations	.30	1.29	.14
Distributions from net investment income	(.34)	(.50)	(.15)
Distributions from net realized gain	(.10)	-	-
Total distributions	(.43) K	(.50)	(.15)
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 10.60	$ 10.73	$ 9.94
Total Return B,C,D	3.07%	13.27%	1.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.13% A	1.13%	1.09% A
Expenses net of fee waivers, if any	1.13% A	1.13%	1.09% A
Expenses net of all reductions	1.13% A	1.12%	1.09% A
Net investment income (loss)	4.98% A	5.00%	6.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,053	$ 60,283	$ 3,830
Portfolio turnover rate G	29% A	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.43 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.25	.52	.17
Net realized and unrealized gain (loss)	.07	.76	(.03)
Total from investment operations	.32	1.28	.14
Distributions from net investment income	(.33)	(.50)	(.15)
Distributions from net realized gain	(.10)	-	-
Total distributions	(.43)	(.50)	(.15)
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 10.61	$ 10.72	$ 9.94
Total Return B,C,D	3.25%	13.11%	1.45%
Ratios to Average Net Assets F,I
Expenses before reductions	1.15% A	1.16%	1.17% A
Expenses net of fee waivers, if any	1.15% A	1.16%	1.17% A
Expenses net of all reductions	1.15% A	1.16%	1.17% A
Net investment income (loss)	4.96% A	4.96%	5.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,152	$ 7,626	$ 862
Portfolio turnover rate G	29% A	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.21	.45	.15
Net realized and unrealized gain (loss)	.07	.74	(.03)
Total from investment operations	.28	1.19	.12
Distributions from net investment income	(.29)	(.45)	(.14)
Distributions from net realized gain	(.10)	-	-
Total distributions	(.39)	(.45)	(.14)
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 10.56	$ 10.67	$ 9.93
Total Return B,C,D	2.82%	12.25%	1.29%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A	1.89%	1.86% A
Expenses net of fee waivers, if any	1.89% A	1.89%	1.86% A
Expenses net of all reductions	1.89% A	1.89%	1.86% A
Net investment income (loss)	4.22% A	4.23%	5.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,389	$ 21,555	$ 836
Portfolio turnover rate G	29% A	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 9.95	$ 8.21	$ 9.43	$ 11.22	$ 11.78
Income from Investment Operations
Net investment income (loss)D	.27	.55	.53	.54	.59	.63
Net realized and unrealized gain (loss)	.05	.76	1.73	(1.27)	(1.48)	(.37)
Total from investment operations	.32	1.31	2.26	(.73)	(.89)	.26
Distributions from net investment income	(.35)	(.51)	(.52)	(.50)	(.66)	(.58)
Distributions from net realized gain	(.10)	-	-	-	(.24)	(.24)
Total distributions	(.44) I	(.51)	(.52)	(.50)	(.90)	(.82)
Redemption fees added to paid in capital D	- H	- H	- H	.01	- H	- H
Net asset value, end of period	$ 10.63	$ 10.75	$ 9.95	$ 8.21	$ 9.43	$ 11.22
Total Return B,C	3.26%	13.41%	28.29%	(6.92)%	(8.43)%	2.00%
Ratios to Average Net Assets E,G
Expenses before reductions	.91% A	.92%	.97%	1.00%	.94%	.88%
Expenses net of fee waivers, if any	.91% A	.92%	.96%	1.00%	.94%	.88%
Expenses net of all reductions	.91% A	.92%	.96%	1.00%	.94%	.88%
Net investment income (loss)	5.20% A	5.21%	5.60%	7.15%	5.77%	5.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,823,245	$ 1,660,063	$ 1,030,393	$ 463,269	$ 393,147	$ 516,268
Portfolio turnover rate F	29% A	25%	28%	47%	32%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.345 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.27	.55	.19
Net realized and unrealized gain (loss)	.06	.76	(.04)
Total from investment operations	.33	1.31	.15
Distributions from net investment income	(.35)	(.52)	(.15)
Distributions from net realized gain	(.10)	-	-
Total distributions	(.45)	(.52)	(.15)
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 10.62	$ 10.74	$ 9.95
Total Return B,C	3.33%	13.44%	1.58%
Ratios to Average Net Assets E,H
Expenses before reductions	.86% A	.89%	.85% A
Expenses net of fee waivers, if any	.86% A	.89%	.85% A
Expenses net of all reductions	.86% A	.89%	.85% A
Net investment income (loss)	5.25% A	5.24%	6.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,498	$ 43,282	$ 2,930
Portfolio turnover rate F	29% A	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012

1. Organization.

Fidelity® Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain of the Fund's securities may be valued by a single source or dealer.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 152,794,350
Gross unrealized depreciation	(78,059,626)
Net unrealized appreciation (depreciation) on securities and other investments	$ 74,734,724

Tax cost	$ 2,027,102,941

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $474,412,445 and $245,959,640, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 80,667	$ 3,082
Class T	-%	.25%	11,517	-
Class C	.75%	.25%	111,729	73,790
			$ 203,913	$ 76,872

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,102
Class T	1,783
Class C*	4,341
$ 21,226

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 82,289.26
Class T	12,478.27
Class C	29,588.27
Real Estate Income	2,328,675.29
Institutional Class	99,911.23
	$ 2,552,941

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,788 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,437 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $38,456. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Real Estate Income's operating expenses. During the period, this reimbursement reduced Real Estate Income's expenses by $31,380.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $199.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 2,120,737	$ 1,154,662
Class T	293,716	160,366
Class C	633,801	358,357
Real Estate Income	53,301,588	64,149,915
Institutional Class	2,890,602	865,071
Total	$ 59,240,444	$ 66,688,371
From net realized gain
Class A	$ 603,452	$ -
Class T	83,752	-
Class C	208,802	-
Real Estate Income	14,865,902	-
Institutional Class	736,613	-
Total	$ 16,498,521	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	3,251,368	5,544,292	$ 33,286,886	$ 58,675,375
Reinvestment of distributions	210,834	75,836	2,122,693	799,911
Shares redeemed	(1,157,024)	(384,554)	(11,722,433)	(4,105,728)
Net increase (decrease)	2,305,178	5,235,574	$ 23,687,146	$ 55,369,558
Class T
Shares sold	484,820	662,414	$ 4,966,659	$ 7,018,853
Reinvestment of distributions	27,938	12,671	281,285	132,964
Shares redeemed	(78,006)	(50,669)	(794,360)	(536,547)
Net increase (decrease)	434,752	624,416	$ 4,453,584	$ 6,615,270
Class C
Shares sold	844,448	2,030,776	$ 8,625,411	$ 21,411,850
Reinvestment of distributions	72,414	29,432	726,573	309,638
Shares redeemed	(342,463)	(125,083)	(3,454,173)	(1,328,625)
Net increase (decrease)	574,399	1,935,125	$ 5,897,811	$ 20,392,863
Real Estate Income
Shares sold	43,937,314	89,725,340	$ 450,081,587	$ 943,333,748
Reinvestment of distributions	6,112,870	5,601,468	61,699,330	58,273,356
Shares redeemed	(32,989,055)	(44,449,757)	(336,589,169)	(467,916,333)
Net increase (decrease)	17,061,129	50,877,051	$ 175,191,748	$ 533,690,771
Institutional Class
Shares sold	8,960,411	4,361,479	$ 90,777,957	$ 46,245,871
Reinvestment of distributions	259,233	55,523	2,613,878	583,903
Shares redeemed	(959,374)	(681,623)	(9,769,934)	(7,257,237)
Net increase (decrease)	8,260,270	3,735,379	$ 83,621,901	$ 39,572,537

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended January 31, 2012 and for the year ended July 31, 2011, and the financial highlights for the six months ended July 31, 2012 and for each of the five years in the period ended July 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2012 and for the year ended July 31, 2011, and the financial highlights for the six months ended January 31, 2012 and for each of the five years in the period ended July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 19, 2012

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

REIA-USAN-0312
1.907551.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Real Estate Income
Fund - Institutional Class

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Real Estate Income Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.13%
Actual		$ 1,000.00	$ 1,030.70	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.46	$ 5.74
Class T	1.15%
Actual		$ 1,000.00	$ 1,032.50	$ 5.88
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.84
Class C	1.89%
Actual		$ 1,000.00	$ 1,028.20	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,015.63	$ 9.58
Real Estate Income	.91%
Actual		$ 1,000.00	$ 1,032.60	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.62
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,033.30	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Ventas, Inc.	2.0	1.9
MFA Financial, Inc.	1.6	1.5
Acadia Realty Trust (SBI)	1.6	1.6
Equity LifeStyle Properties, Inc.	1.5	1.3
Equity LifeStyle Properties, Inc. 8.034%	1.1	1.1
	7.8
Top Five Bonds as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.035% 11/15/15	2.6	2.4
Standard Pacific Corp. 8.375% 5/15/18	1.4	0.7
KB Home 9.1% 9/15/17	0.9	0.5
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	0.9	0.5
Wachovia Ltd./Wachovia LLC Series 2006-1A Class A1B, 0.9038% 9/25/26	0.8	0.3
	6.6
Top Five REIT Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	7.3	5.5
REITs - Shopping Centers	6.9	6.5
REITs - Health Care Facilities	6.6	6.2
REITs - Mortgage	6.4	5.5
REITs - Hotels	3.8	2.5
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Common Stocks 24.2%		Common Stocks 23.4%
	Preferred Stocks 11.2%		Preferred Stocks 9.7%
	Bonds 48.6%		Bonds 48.0%
	Convertible Securities 3.4%		Convertible Securities 7.1%
	Other Investments 4.2%		Other Investments 4.0%
	Short-Term Investments and Net Other Assets 8.4%		Short-Term Investments and Net Other Assets 7.8%
* Foreign investments	6.0%	** Foreign investments	6.3%

Semiannual Report

Investments January 31, 2012

Showing Percentage of Net Assets

Common Stocks - 24.2%
	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Household Durables - 1.3%
Meritage Homes Corp. (a)	135,900	$ 3,288,780
NVR, Inc. (a)	5,800	4,020,850
Standard Pacific Corp. (a)(e)	3,375,200	12,285,728
Stanley Martin Communities LLC Class B (a)	4,620	4,036,910
Toll Brothers, Inc. (a)	183,100	3,993,411
		27,625,679
FINANCIALS - 21.7%
Capital Markets - 0.3%
HFF, Inc. (a)	441,814	6,233,996
Real Estate Investment Trusts - 20.9%
Acadia Realty Trust (SBI)	1,583,849	33,292,506
American Campus Communities, Inc.	87,200	3,732,160
American Tower Corp.	167,100	10,612,521
Annaly Capital Management, Inc.	329,150	5,542,886
Anworth Mortgage Asset Corp.	875,710	5,692,115
Apartment Investment & Management Co. Class A	291,400	7,156,784
AvalonBay Communities, Inc.	20,800	2,829,008
Brandywine Realty Trust (SBI)	274,400	2,919,616
Canadian (REIT)	107,800	4,004,538
CapLease, Inc.	1,591,600	6,621,056
CBL & Associates Properties, Inc.	604,873	10,506,644
Chartwell Seniors Housing (REIT) (e)	509,700	4,528,972
Chesapeake Lodging Trust	223,500	3,806,205
Colony Financial, Inc.	101,637	1,723,764
CommonWealth REIT	278,000	5,468,260
Coresite Realty Corp.	281,000	5,634,050
Cousins Properties, Inc.	246,800	1,818,916
Cys Investments, Inc. (e)	992,339	13,396,577
DCT Industrial Trust, Inc.	1,175,300	6,487,656
DiamondRock Hospitality Co.	668,900	7,050,206
Douglas Emmett, Inc.	172,900	3,615,339
Dynex Capital, Inc.	1,592,186	14,743,642
Education Realty Trust, Inc.	281,800	3,015,260
Equity LifeStyle Properties, Inc.	457,430	32,084,140
Excel Trust, Inc.	697,228	8,854,796
H&R REIT/H&R Finance Trust	256,500	5,960,060
Healthcare Realty Trust, Inc.	246,300	5,189,541
Highwoods Properties, Inc. (SBI)	51,400	1,700,826
Hospitality Properties Trust (SBI)	106,400	2,578,072
Lexington Corporate Properties Trust	1,771,300	15,233,180
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc.	339,113	$ 10,834,660
MFA Financial, Inc.	4,635,781	34,026,633
Mid-America Apartment Communities, Inc.	53,900	3,445,288
Monmouth Real Estate Investment Corp. Class A	455,073	4,236,730
National Health Investors, Inc.	90,306	4,371,713
National Retail Properties, Inc.	114,100	3,081,841
Newcastle Investment Corp.	400,000	2,144,000
Omega Healthcare Investors, Inc.	532,179	11,090,610
Pebblebrook Hotel Trust	51,882	1,150,743
Prologis, Inc.	705,287	22,364,651
Sabra Health Care REIT, Inc.	178,800	2,542,536
Senior Housing Properties Trust (SBI)	175,600	3,982,608
Simon Property Group, Inc.	45,801	6,222,524
Stag Industrial, Inc.	382,692	4,584,650
Summit Hotel Properties, Inc.	634,200	5,929,770
Sun Communities, Inc.	85,000	3,409,350
Sunstone Hotel Investors, Inc. (a)	290,734	2,700,919
Terreno Realty Corp.	320,264	4,522,128
Two Harbors Investment Corp.	1,195,580	11,872,109
Ventas, Inc.	708,346	41,303,655
Weyerhaeuser Co.	535,229	10,715,285
Whitestone REIT Class B	379,067	4,825,523
		435,157,222
Real Estate Management & Development - 0.5%
Brookfield Asset Management, Inc. Class A	156,900	4,761,373
Kennedy-Wilson Holdings, Inc.	348,200	4,676,326
		9,437,699
TOTAL FINANCIALS		450,828,917
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	733,300	12,906,080
Capital Senior Living Corp. (a)	687,750	5,570,775
Emeritus Corp. (a)	356,493	6,224,368
		24,701,223
TOTAL COMMON STOCKS (Cost $427,578,421)		503,155,819
Preferred Stocks - 12.9%
	Shares	Value
Convertible Preferred Stocks - 1.7%
FINANCIALS - 1.7%
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	$ 2,363,125
CommonWealth REIT 6.50%	339,844	7,187,701
Excel Trust, Inc. 7.00% (f)	248,200	5,894,750
Health Care REIT, Inc. Series I, 6.50%	46,800	2,509,650
Lexington Corporate Properties Trust Series C, 6.50%	349,551	15,030,693
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	1,871,200
		34,857,119
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 12.00% (f)	14,800	51,356
TOTAL FINANCIALS		34,908,475
Nonconvertible Preferred Stocks - 11.2%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	36,700	426,087
FINANCIALS - 11.2%
Diversified Financial Services - 0.2%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	100,000
Red Lion Hotels Capital Trust 9.50%	163,225	4,214,470
		4,314,470
Real Estate Investment Trusts - 10.9%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,725,250
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	1,203
Series B, 9.25% (a)	124,100	124
Annaly Capital Management, Inc. Series A, 7.875%	134,900	3,630,159
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	8,003,936
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,469,125
Series U, 7.75%	150,773	3,829,634
Ashford Hospitality Trust, Inc. Series E, 9.00%	57,030	1,434,305
Brandywine Realty Trust Series C, 7.50%	37,615	964,449
CapLease, Inc. Series A, 8.125%	117,510	2,914,248
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	147,962	$ 3,768,592
7.375%	274,876	6,863,654
Cedar Shopping Centers, Inc. 8.875%	290,352	7,261,704
CenterPoint Properties Trust Series D, 5.377%	3,575	2,046,688
Cogdell Spencer, Inc. 8.50%	114,300	2,912,364
Corporate Office Properties Trust Series H, 7.50%	5,000	125,650
Cousins Properties, Inc. Series A, 7.75%	178,330	4,306,670
CubeSmart Series A, 7.75%	40,000	1,008,000
DDR Corp. Series I, 7.50%	24,684	616,113
Digital Realty Trust, Inc. Series E, 7.00%	40,000	1,026,800
Duke Realty LP:
8.375%	128,517	3,409,556
Series L, 6.60%	10,666	267,397
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	48,000
Equity LifeStyle Properties, Inc. 8.034%	885,479	23,128,711
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,034,000
Excel Trust, Inc. Series B, 8.125%	400,000	10,100,000
First Potomac Realty Trust 7.75%	80,779	2,067,135
Gladstone Commercial Corp. Series C, 7.125%	232,238	5,754,858
Glimcher Realty Trust Series G, 8.125%	171,111	4,098,108
Hersha Hospitality Trust Series B, 8.00%	98,910	2,377,796
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	84,500	2,125,175
Series C, 7.00%	58,500	1,447,875
Series D, 7.125%	40,800	1,017,960
Hudson Pacific Properties, Inc. 8.375%	303,800	8,020,320
Inland Real Estate Corp. Series A, 8.125%	223,500	5,652,315
Kimco Realty Corp. Series G, 7.75%	113,026	2,952,239
Kite Realty Group Trust 8.25%	96,100	2,383,280
LaSalle Hotel Properties:
Series E, 8.00%	50,468	1,268,766
Series G, 7.25%	114,485	2,833,504
Series H, 7.50%	126,308	3,153,911
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,173,500
Series B, 7.625% (a)	31,240	484,220
Lexington Corporate Properties Trust Series B, 8.05%	104,300	2,601,242
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Realty Trust 7.55%	23,800	$ 581,910
MFA Financial, Inc. Series A, 8.50%	485,381	12,391,777
Monmouth Real Estate Investment Corp. 7.625%	80,000	2,009,600
Newcastle Investment Corp. Series B, 9.75%	34,530	855,999
Parkway Properties, Inc. Series D, 8.00%	237,900	5,780,970
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,210,720
Series B, 8.00%	180,991	4,461,428
Prologis, Inc. Series Q, 8.54%	94,446	5,256,515
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	338,086
6.875%	50,000	1,292,500
7.20%	83,040	2,094,269
7.375%	100,610	2,535,372
Series P, 6.70%	36,000	904,320
Public Storage Series N, 7.00%	4,200	109,326
Regency Centers Corp.:
7.25%	10,500	269,535
Series C 7.45%	18,000	459,000
Saul Centers, Inc.:
8.00%	93,700	2,420,271
Series B (depositary shares) 9.00%	118,550	3,235,230
Stag Industrial, Inc. Series A, 9.00%	280,000	7,081,200
Summit Hotel Properties, Inc. Series A, 9.25%	138,240	3,525,120
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	366,039	8,967,956
Series D, 8.00%	37,862	916,260
UMH Properties, Inc. Series A, 8.25%	310,000	7,985,600
Vornado Realty Trust 6.75%	20,000	506,400
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,422,619
Winthrop Realty Trust Series D, 9.25%	25,000	646,875
		227,567,395
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Vornado Realty LP 7.875%	54,682	$ 1,531,096
TOTAL FINANCIALS		233,412,961
TOTAL NONCONVERTIBLE PREFERRED STOCKS		233,839,048
TOTAL PREFERRED STOCKS (Cost $271,877,950)		268,747,523
Corporate Bonds - 24.6%
		Principal Amount (i)
Convertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	1,132,300
FINANCIALS - 1.6%
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,182,500
CapLease, Inc. 7.5% 10/1/27 (f)		5,180,000	5,192,950
Developers Diversified Realty Corp. 1.75% 11/15/40		1,000,000	1,064,000
Hospitality Properties Trust 3.8% 3/15/27		6,100,000	6,103,813
ProLogis LP:
1.875% 11/15/37		2,450,000	2,425,500
2.625% 5/15/38		1,500,000	1,492,575
The Macerich Co. 3.25% 3/15/12 (f)		4,800,000	4,797,000
			22,258,338
Real Estate Management & Development - 0.5%
Corporate Office Properties LP 4.25% 4/15/30 (f)		5,460,000	5,289,375
Grubb & Ellis Co. 7.95% 5/1/15 (f)		5,500,000	3,182,850
Corporate Bonds - continued
		Principal Amount (i)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Kilroy Realty LP 3.25% 4/15/12 (f)		$ 2,185,000	$ 2,182,269
SL Green Realty Corp. 3% 3/30/27 (f)		500,000	498,750
			11,153,244
TOTAL FINANCIALS			33,411,582
TOTAL CONVERTIBLE BONDS			34,543,882
Nonconvertible Bonds - 22.9%
CONSUMER DISCRETIONARY - 8.4%
Hotels, Restaurants & Leisure - 1.0%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16		1,945,000	2,042,250
FelCor Lodging LP 6.75% 6/1/19		5,875,000	5,720,781
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,878,500
Landry's Restaurants, Inc. 11.625% 12/1/15		1,325,000	1,424,375
Times Square Hotel Trust 8.528% 8/1/26 (f)		9,217,662	9,917,702
			20,983,608
Household Durables - 7.0%
KB Home:
5.75% 2/1/14		510,000	514,463
5.875% 1/15/15		7,000,000	6,895,000
6.25% 6/15/15		10,000,000	9,862,500
7.25% 6/15/18		5,160,000	4,902,000
9.1% 9/15/17		17,595,000	18,034,875
Lennar Corp.:
5.5% 9/1/14		1,000,000	1,032,500
5.6% 5/31/15		6,000,000	6,180,000
6.5% 4/15/16		4,000,000	4,170,000
6.95% 6/1/18		14,280,000	14,851,200
M/I Homes, Inc.:
6.875% 4/1/12		2,150,000	2,085,500
8.625% 11/15/18		17,655,000	16,419,150
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,500,000
7.15% 4/15/20		7,060,000	6,848,200
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc.:
6.625% 5/1/20		$ 1,555,000	$ 1,543,338
8.4% 5/15/17		5,420,000	5,826,500
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,010,000
8.375% 5/15/18		28,983,000	29,417,745
10.75% 9/15/16		8,415,000	9,361,688
Toll Brothers Finance Corp. 5.875% 2/15/22		1,550,000	1,549,969
			146,004,628
Multiline Retail - 0.4%
Sears Holdings Corp. 6.625% 10/15/18		9,065,000	7,433,300
TOTAL CONSUMER DISCRETIONARY			174,421,536
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,086,076	1,221,836
C&S Group Enterprises LLC 8.375% 5/1/17 (f)		4,400,000	4,708,000
			5,929,836
FINANCIALS - 12.9%
Diversified Financial Services - 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		10,820,000	11,252,800
8% 1/15/18 (f)		3,070,000	3,200,475
			14,453,275
Real Estate Investment Trusts - 7.2%
Camden Property Trust 5% 6/15/15		1,100,000	1,181,047
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,756,919
6.25% 6/15/14		5,005,000	5,365,540
Developers Diversified Realty Corp.:
5.375% 10/15/12		500,000	505,467
5.5% 5/1/15		4,000,000	4,155,296
7.5% 4/1/17		6,000,000	6,760,584
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 7/15/18		$ 8,756,000	$ 9,769,673
7.875% 9/1/20		4,637,000	5,488,446
9.625% 3/15/16		3,836,000	4,503,479
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,610,527
6.25% 12/15/14		4,081,000	4,344,318
6.25% 1/15/17		3,000,000	3,155,439
Health Care Property Investors, Inc.:
6% 3/1/15		1,000,000	1,073,976
7.072% 6/8/15		1,500,000	1,688,213
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,049,543
6.2% 6/1/16		750,000	821,068
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		5,084,000	5,279,119
5.75% 1/15/21		2,000,000	2,071,490
6.5% 1/17/17		1,875,000	2,061,424
HMB Capital Trust V 4.1463% 12/15/36 (d)(f)(g)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	944,522
6.75% 2/15/13		1,765,000	1,794,213
7.875% 8/15/14		1,000,000	1,091,725
HRPT Properties Trust:
5.75% 11/1/15		3,600,000	3,811,043
6.25% 8/15/16		1,500,000	1,598,573
6.5% 1/15/13		200,000	202,452
iStar Financial, Inc.:
5.85% 3/15/17		500,000	392,500
5.875% 3/15/16		6,400,000	5,472,000
5.95% 10/15/13		7,330,000	6,743,600
6.05% 4/15/15		4,725,000	3,780,000
6.5% 12/15/13		5,400,000	4,941,000
8.625% 6/1/13		1,565,000	1,484,794
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		2,000,000	2,070,000
Nationwide Health Properties, Inc.:
6.25% 2/1/13		1,000,000	1,034,780
8.25% 7/1/12		1,300,000	1,322,108
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		$ 2,115,000	$ 2,257,763
7% 1/15/16		1,295,000	1,325,756
7.5% 2/15/20		1,000,000	1,080,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,868,451
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,050,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,300,504
7.625% 7/1/17		4,690,000	5,373,868
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,253,800
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	4,999,360
6.75% 4/15/20		6,000,000	6,369,534
6.75% 12/15/21		8,000,000	8,567,704
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	522,260
5.25% 1/15/15		1,000,000	1,063,465
5.25% 1/15/16		4,000,000	4,278,468
			150,635,811
Real Estate Management & Development - 4.9%
AMB Property LP 5.9% 8/15/13		400,000	412,880
BioMed Realty LP 3.85% 4/15/16		2,000,000	1,987,422
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	6,961,329
5.75% 4/1/12		1,000,000	1,004,288
7.5% 5/15/15		1,000,000	1,096,543
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,256,213
11.625% 6/15/17		1,500,000	1,732,500
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,534,317
6.25% 6/15/14		3,094,000	3,251,745
6.875% 8/15/12		1,000,000	1,014,636
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,601,650
Duke Realty LP 6.25% 5/15/13		750,000	784,013
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc.:
6.5% 2/1/17		$ 16,120,000	$ 15,152,800
7.625% 6/1/15		15,725,000	15,567,750
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	3,016,863
Host Hotels & Resorts LP:
5.875% 6/15/19		2,725,000	2,895,313
6.875% 11/1/14		500,000	507,500
9% 5/15/17		750,000	828,750
Kennedy-Wilson, Inc. 8.75% 4/1/19 (f)		2,785,000	2,805,888
Post Apartment Homes LP 6.3% 6/1/13		2,000,000	2,086,006
Realogy Corp.:
7.875% 2/15/19 (f)		7,085,000	6,518,200
9% 1/15/20 (f)		1,920,000	1,876,800
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,867,290
5.875% 6/15/17		400,000	448,110
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,770,125
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,071,300
Ventas Realty LP Series 1, 6.5% 6/1/16		11,370,000	11,789,621
Vornado Realty LP 5% 1/15/22		2,000,000	2,096,590
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,088,941
			101,025,383
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20		4,349,567	1,496,251
TOTAL FINANCIALS			267,610,720
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		7,290,000	7,308,225
Health Care Providers & Services - 1.0%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		16,765,000	17,645,163
Skilled Healthcare Group, Inc. 11% 1/15/14		3,080,000	3,072,300
			20,717,463
TOTAL HEALTH CARE			28,025,688
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Landry's Acquisition Co. 11.625% 12/1/15 (f)		$ 500,000	$ 537,500
TOTAL NONCONVERTIBLE BONDS			476,525,280
TOTAL CORPORATE BONDS (Cost $493,411,545)			511,069,162
Asset-Backed Securities - 5.4%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		1,384,000	1,385,384
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6373% 3/23/19 (f)(g)		286,251	237,589
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7809% 3/20/50 (f)(g)		2,250,000	0
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)		6,023,049	5,974,864
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.8315% 1/20/37 (f)(g)		1,329,924	1,060,614
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (f)		1,213,640	1,055,867
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.8325% 4/7/52 (f)(g)		16,300,116	10,758,076
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	298,823
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		1,570,000	1,263,850
Class B2, 1.9238% 12/28/35 (f)(g)		1,575,000	1,078,875
Class D, 9% 12/28/35 (f)		501,103	105,232
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 2.0738% 6/28/38 (f)(g)		1,230,000	1,051,650
Class D, 9% 6/28/38 (f)		997,000	697,900
Crest Ltd. Series 2002-IGA Class B, 1.9031% 7/28/35 (f)(g)		806,845	774,571
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,746,528
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.8767% 11/28/39 (f)(g)		555,122	16,654
Asset-Backed Securities - continued
		Principal Amount (i)	Value
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		$ 1,788,179	$ 1,637,614
Series 1997-3 Class M1, 7.53% 3/15/28		7,588,081	6,308,944
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7763% 6/25/35 (g)(j)		1,259,000	59,691
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.8263% 8/26/30 (f)(g)		735,000	102,900
Class E, 2.2763% 8/26/30 (f)(g)		1,503,628	41,350
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,226,943	456,865
Merit Securities Corp. Series 13 Class M1, 7.9068% 12/28/33 (g)		1,923,000	1,783,100
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (f)		899,989	732,141
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (f)		4,067,741	4,111,600
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (f)		4,590,000	4,257,225
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)		4,610,000	4,287,300
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.085% 2/5/36 (f)(g)		3,526,224	353
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (f)		2,818,047	2,811,002
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (f)(g)		2,000,000	840,000
Series 2006-1A:
Class A1A, 0.8338% 9/25/26 (f)(g)		17,832,122	15,335,625
Class A1B, 0.9038% 9/25/26 (f)(g)		22,506,000	16,766,970
Class A2A, 0.7938% 9/25/26 (f)(g)		7,145,081	6,359,122
Class A2B, 0.8838% 9/25/26 (f)(g)		1,550,000	1,255,500
Class B, 0.9338% 9/25/26 (f)(g)		890,000	660,825
Class G, 1.9238% 9/25/26 (f)(g)		1,150,000	747,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7994% 11/21/40 (f)(g)		10,500,000	8,085,000
Class F, 2.4294% 11/21/40 (f)(g)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $116,618,589)			111,197,104
Collateralized Mortgage Obligations - 1.0%
		Principal Amount (i)	Value
Private Sponsor - 1.0%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4651% 6/15/22 (f)(g)		$ 2,410,041	$ 2,336,200
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (f)		75,113	56,662
Series 2002-R2 Class 2B3, 3.9405% 7/25/33 (f)(g)		217,132	81,449
Series 2003-40 Class B3, 4.5% 10/25/18 (f)		116,163	64,298
Series 2003-R2 Class B3, 5.5% 5/25/43 (f)		24,854	8
Series 2003-R3:
Class B2, 5.5% 11/25/33 (f)		1,452,178	327,819
Class B3, 5.5% 11/25/33		220,407	16,170
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (f)(g)		132,011	4,397
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.435% 4/25/20 (f)(g)		3,200,000	3,119,197
Series 2010-K6 Class B, 5.3579% 12/25/46 (f)(g)		4,500,000	4,319,738
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		7,120,000	7,337,288
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		1,600,000	1,602,701
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2463% 7/10/35 (f)(g)		384,767	238,556
Series 2005-A Class B6, 2.2963% 3/10/37 (f)(g)		1,536,575	147,818
Series 2005-B Class B6, 1.8963% 6/10/37 (f)(g)		866,877	39,790
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (f)		54,522	46,174
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7963% 12/10/35 (f)(g)		362,913	136,855
Series 2004-A Class B7, 4.5463% 2/10/36 (f)(g)		391,667	179,031
Series 2004-B Class B7, 4.2963% 2/10/36 (f)(g)		468,310	198,423
Series 2005-C Class B7, 3.3963% 9/10/37 (f)(g)		958,286	2,396
TOTAL PRIVATE SPONSOR			20,254,970
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (j)		171,999	38,930
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.3623% 2/25/42 (f)(g)		107,088	49,268
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (j)		250,155	71,474
Collateralized Mortgage Obligations - continued
		Principal Amount (i)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.4138% 6/25/43 (f)(g)		$ 156,663	$ 63,807
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.5113% 10/25/42 (f)(g)		68,888	24,915
TOTAL U.S. GOVERNMENT AGENCY			248,394
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,215,026)			20,503,364
Commercial Mortgage Securities - 19.3%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (j)		5,666,539	5,476,179
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		2,000,000	2,162,544
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		906,721	910,528
Class B2, 7.525% 4/14/29		560,000	565,550
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,215,864
Series 2005-1 Class CJ, 5.1847% 11/10/42 (g)		3,580,000	3,578,249
Series 2005-6 Class AJ, 5.1932% 9/10/47 (g)		5,000,000	5,063,450
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.035% 11/15/15 (f)(g)		59,783,885	54,702,235
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.3351% 3/15/22 (f)(g)		2,000,000	1,700,000
Class K, 2.2851% 3/15/22 (f)(g)		4,190,000	3,268,200
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4414% 3/11/39 (g)		5,700,000	5,229,516
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5327% 4/12/38 (f)(g)		2,520,000	1,955,061
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.4151% 12/15/20 (f)(g)		8,000,000	7,165,408
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (f)		9,851,841	9,845,930
Commercial Mortgage pass-thru certificates:
Series 2011-STRT Class C, 4.755% 12/10/24 (f)		2,000,000	2,002,500
Series 2005-C6 Class AJ, 5.209% 6/10/44 (g)		4,000,000	3,885,744
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
Communication Mortgage Trust Series 2011-THL Class F, 4.867% 6/9/28 (f)		$ 11,090,000	$ 9,216,466
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (f)		2,540,000	2,609,439
Series 1998-C2 Class F, 6.75% 11/15/30 (f)		3,000,000	3,278,313
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9263% 3/25/17 (f)(g)		2,512,000	1,758,400
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4763% 3/25/17 (f)(g)		3,860,000	2,509,000
Class G, 7.2763% 3/25/17 (f)(g)		3,272,000	1,963,200
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5569% 11/10/46 (f)(g)		3,240,000	2,872,513
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	992,906
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2186% 6/10/31 (f)(g)		2,500,000	2,634,495
Series 2000-CKP1 Class B3, 7.8963% 11/10/33 (g)		2,970,000	2,971,978
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (f)		5,000,000	5,060,428
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7897% 1/25/43 (g)(h)		14,360,000	2,362,909
Series KAIV Class X2, 3.6146% 6/25/46 (g)(h)		7,430,000	1,561,757
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class K, 6% 12/12/33 (f)		623,409	619,163
Freddie Mac Multi-Class participation certificates guaranteed:
Series K011 Class X3, 2.5748% 12/25/43 (g)(h)		12,206,096	1,837,152
Series K012 Class X3, 2.2876% 1/25/41 (g)(h)		21,072,888	2,881,844
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		11,951,806	10,995,662
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1177% 12/10/35 (f)(g)		991,000	989,801
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (g)		1,658,805	1,722,090
Class G, 6.75% 4/15/29 (g)		1,250,000	1,371,753
Series 1999-C3:
Class G, 6.974% 8/15/36 (f)		653,942	651,557
Class J, 6.974% 8/15/36		1,500,000	1,516,317
Series 2000-C1 Class K, 7% 3/15/33		469,146	348,075
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,031,029
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (f)		2,000,000	2,038,266
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2002-C1 Class H, 5.903% 1/11/35 (f)		$ 880,000	$ 883,289
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 6.4193% 3/6/20 (f)(g)		1,400,000	1,391,750
Series 2010-C1:
Class D, 5.999% 8/10/43 (f)(g)		4,000,000	3,317,672
Class E, 4% 8/10/43 (f)		3,000,000	1,881,903
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)		9,185,000	8,666,966
GS Mortgage Securities Trust:
Series 2011-GC5 Class C, 5.3086% 8/10/44 (f)(g)		9,000,000	7,761,546
Series 2012-GC6 Class C, 0% 1/10/45 (f)(g)		3,600,000	3,261,960
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		4,000,000	3,680,924
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (f)(g)		2,038,274	3,057
Class X, 0.6261% 10/15/32 (f)(g)(h)		4,870,680	1,519
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		3,000,000	3,014,244
Series 2009-IWST Class D, 7.4453% 12/5/27 (f)(g)		6,500,000	6,535,263
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (f)(g)		4,500,000	4,258,791
Class XB, 0.9305% 8/5/32 (f)(h)		32,655,000	1,715,008
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class AJ, 5.3265% 12/15/44 (g)		3,470,000	3,442,541
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5 Class B. 5.4912% 8/15/46 (f)(g)		7,500,000	7,336,500
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,093,611	1,107,965
Series 1999-C8:
Class G, 6% 7/15/31 (f)		1,078,879	1,106,357
Class H, 6% 7/15/31 (f)		1,341,102	447,094
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)		2,920,000	3,023,383
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	1,961,598
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	6,516,351
Series 2005-C7 Class AJ, 5.323% 11/15/40		8,000,000	8,109,936
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,030,806
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C2 Class AJ, 5.205% 4/15/30 (g)		$ 8,910,000	$ 9,196,581
Series 2006-C4:
Class AJ, 5.8897% 6/15/38 (g)		7,005,000	5,688,095
Class AM, 5.8897% 6/15/38 (g)		6,700,000	6,982,479
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6768% 6/25/43 (f)(g)		4,699,000	3,873,926
Series 2011-1 Class B, 5.6768% 6/25/43 (f)(g)		5,720,000	5,750,133
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	505,922
Class G, 4.384% 7/12/37	CAD	355,000	245,699
Class H, 4.384% 7/12/37	CAD	236,000	158,678
Class J, 4.384% 7/12/37	CAD	355,000	231,924
Class K, 4.384% 7/12/37	CAD	355,000	225,391
Class L, 4.384% 7/12/37	CAD	236,000	145,644
Class M, 4.384% 7/12/37	CAD	995,000	478,991
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (f)		2,414,948	1,412,744
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6655% 5/12/39 (g)		1,200,000	1,264,776
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 1/15/37 (f)		750,000	75
Class E, 7.983% 1/15/37 (f)		1,453,000	145
Class IO, 8.3831% 1/15/37 (g)(h)		4,967,025	372,527
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		1,309,233	1,312,506
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,401,736
Series 1997-RR Class F, 7.3991% 4/30/39 (f)(g)		1,979,357	1,821,009
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		2,611,253	1,201,176
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,627,358
Series 2011-C1 Class C, 5.2554% 9/15/47 (f)(g)		2,000,000	1,887,386
Series 2011-C2:
Class D, 5.3186% 6/15/44 (f)(g)		4,610,000	4,149,692
Class E, 5.3186% 6/15/44 (f)(g)		9,600,000	7,978,944
Class F, 5.3186% 6/15/44 (f)(g)		4,440,000	3,224,550
Class XB, 0.465% 6/15/44 (f)(g)(h)		63,708,222	1,974,955
Series 2011-C3 Class D, 5.357% 7/15/49 (f)		7,400,000	6,424,813
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (h)		2,158,523	1,877,915
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		3,506,029	3,689,394
Commercial Mortgage Securities - continued
		Principal Amount (i)	Value
RBSCF Trust Series 2010-MB1 Class D, 4.6727% 4/15/24 (f)(g)		$ 5,820,000	$ 5,476,256
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (f)(g)		3,000,000	3,126,591
Class E5, 6.5% 2/18/34 (f)(g)		3,000,000	3,023,058
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (f)		2,170,000	2,170,584
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.7386% 8/15/39 (g)		2,080,000	2,089,360
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		10,630,000	9,884,709
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8601% 7/15/24 (f)(g)		1,200,000	809,941
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0708% 1/10/45 (f)(g)		3,000,000	3,048,510
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		2,540,000	2,614,592
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,972,832
Series 2004-C11:
Class D, 5.3607% 1/15/41 (g)		5,177,000	4,666,739
Class E, 5.4107% 1/15/41 (g)		3,785,000	3,172,841
Series 2004-C12 Class D, 5.3163% 7/15/41 (g)		2,750,000	2,607,809
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,076,186
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (f)		4,000,000	4,131,052
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $400,243,984)			400,954,118
Floating Rate Loans - 4.2%

CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.5%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	8,842,500
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (g)		2,835,750	2,523,818
Floating Rate Loans - continued
		Principal Amount (i)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 2.53% 10/27/13 (g)		$ 1,974,717	$ 1,969,781
TOTAL CONSUMER DISCRETIONARY			13,336,099
FINANCIALS - 2.2%
Diversified Financial Services - 0.2%
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (g)		3,885,475	3,895,188
Real Estate Investment Trusts - 0.0%
iStar Financial, Inc. Tranche A 1LN, term loan 5% 6/28/13 (g)		1,230,680	1,233,757
Real Estate Management & Development - 2.0%
Capital Automotive LP term loan 5% 3/11/17 (g)		8,079,388	8,038,991
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7958% 9/4/19 (g)		1,990,000	1,970,100
CityCenter term loan 8.75% 7/1/13 (g)		8,000,000	7,820,000
Equity Inns Reality LLC:
Tranche A, term loan 9.5% 11/2/12 (g)		2,184,917	1,662,388
Tranche B 2LN, term loan 6.55% 11/2/12 (g)		5,000,000	4,300,000
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (g)		712,762	662,869
term loan 4.6914% 10/10/16 (g)		8,058,859	7,494,739
Tranche 2LN, term loan 13.5% 10/15/17		3,500,000	3,570,000
Tranche B, term loan 3.4414% 10/10/13 (g)		5,208,029	5,155,949
3.2953% 10/10/13 (g)		521,472	521,472
			41,196,508
TOTAL FINANCIALS			46,325,453
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
Tranche B, term loan 2.7552% 7/25/14 (g)		2,833,380	2,794,421
Tranche DD, term loan 2.52% 7/25/14 (g)		145,277	143,279
Floating Rate Loans - continued
		Principal Amount (i)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (g)		$ 2,000,000	$ 1,980,000
Skilled Healthcare Group, Inc. term loan 5.2644% 4/9/16 (g)		3,614,832	3,379,868
			8,297,568
INDUSTRIALS - 0.5%
Construction & Engineering - 0.5%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (g)		11,938,567	10,714,863
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle Operating Co. Tranche B, term loan 4% 1/18/19 (g)		3,890,000	3,885,332
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (g)		3,650,804	3,664,495
			7,549,827
TOTAL FLOATING RATE LOANS (Cost $88,536,290)			86,223,810
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (f)	500,000	15,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (f)	1,220,000	305,000
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(f)	1,350,000	0
		320,000
TOTAL PREFERRED SECURITIES (Cost $2,593,186)		320,000
Money Market Funds - 9.6%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	182,069,601	$ 182,069,601
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	17,597,164	17,597,164
TOTAL MONEY MARKET FUNDS (Cost $199,666,765)		199,666,765
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,025,741,756)		2,101,837,665
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(24,500,740)
NET ASSETS - 100%		$ 2,077,336,925
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $436,528,742 or 21.0% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Principal amount is stated in United States dollars unless otherwise noted.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,646,274 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 5,487,274
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 149,048
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 188,515
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7763% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,961
Fidelity Securities Lending Cash Central Fund	38,456
Total	$ 118,417
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 28,051,766	$ 24,014,856	$ -	$ 4,036,910
Financials	719,150,353	690,048,288	24,880,549	4,221,516
Health Care	24,701,223	24,701,223	-	-
Corporate Bonds	511,069,162	-	509,572,911	1,496,251
Asset-Backed Securities	111,197,104	-	68,122,562	43,074,542
Collateralized Mortgage Obligations	20,503,364	-	18,715,124	1,788,240
Commercial Mortgage Securities	400,954,118	-	373,565,635	27,388,483
Floating Rate Loans	86,223,810	-	69,561,310	16,662,500
Preferred Securities	320,000	-	-	320,000
Money Market Funds	199,666,765	199,666,765	-	-
Total Investments in Securities:	$ 2,101,837,665	$ 938,431,132	$ 1,064,418,091	$ 98,988,442
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,528,571
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	508,339
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,036,910
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 508,339
Investments in Securities:
Equities - Financials
Beginning Balance	$ 4,941,370
Total Realized Gain (Loss)	(607)
Total Unrealized Gain (Loss)	(719,371)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	124
Transfers out of Level 3	-
Ending Balance	$ 4,221,516
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (719,371)
Corporate Bonds
Beginning Balance	$ 9,384,800
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(253,316)
Cost of Purchases	4,349,567
Proceeds of Sales	(4,000,000)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(7,984,800)
Ending Balance	$ 1,496,251
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (2,853,316)
Asset-Backed Securities
Beginning Balance	$ 79,390,084
Total Realized Gain (Loss)	605,893
Total Unrealized Gain (Loss)	1,072,967
Cost of Purchases	1,446,937
Proceeds of Sales	(10,646,620)
Amortization/Accretion	445,740
Transfers in to Level 3	3,448,211
Transfers out of Level 3	(32,688,670)
Ending Balance	$ 43,074,542
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 1,184,788
Investments in Securities:
Collateralized Mortgage Obligations
Beginning Balance	$ 862,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(185,450)
Cost of Purchases	-
Proceeds of Sales	(420,485)
Amortization/Accretion	(133,520)
Transfers in to Level 3	1,665,695
Transfers out of Level 3	-
Ending Balance	$ 1,788,240
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (185,450)
Commercial Mortgage Securities
Beginning Balance	$ 31,940,633
Total Realized Gain (Loss)	(116,008)
Total Unrealized Gain (Loss)	(438,874)
Cost of Purchases	-
Proceeds of Sales	(2,634,998)
Amortization/Accretion	(157,614)
Transfers in to Level 3	8,344,793
Transfers out of Level 3	(9,549,449)
Ending Balance	$ 27,388,483
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (681,865)
Floating Rate Loans
Beginning Balance	$ 9,000,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(328,461)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	6,161
Transfers in to Level 3	7,984,800
Transfers out of Level 3	-
Ending Balance	$ 16,662,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (328,461)
Investments in Securities:
Preferred Securities
Beginning Balance	$ 442,008
Total Realized Gain (Loss)	(785,700)
Total Unrealized Gain (Loss)	662,305
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	1,387
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 320,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (123,387)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.4%
AAA,AA,A	9.9%
BBB	14.0%
BB	5.3%
B	13.7%
CCC,CC,C	3.8%
D	0.1%
Not Rated	7.3%
Equities	37.1%
Short-Term Investments and Net Other Assets	8.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012

Assets
Investment in securities, at value (including securities loaned of $16,815,259) - See accompanying schedule: Unaffiliated issuers (cost $1,826,074,991)	$ 1,902,170,900
Fidelity Central Funds (cost $199,666,765)	199,666,765
Total Investments (cost $2,025,741,756)		$ 2,101,837,665
Cash		1,082,494
Foreign currency held at value (cost $20,196)		20,196
Receivable for investments sold		399,857
Receivable for fund shares sold		17,547,019
Dividends receivable		1,521,211
Interest receivable		11,529,814
Distributions receivable from Fidelity Central Funds		23,488
Prepaid expenses		4,696
Other receivables		7,857
Total assets		2,133,974,297

Liabilities
Payable for investments purchased	$ 30,146,494
Payable for fund shares redeemed	6,645,368
Accrued management fee	923,689
Distribution and service plan fees payable	40,032
Other affiliated payables	508,146
Other payables and accrued expenses	776,479
Collateral on securities loaned, at value	17,597,164
Total liabilities		56,637,372

Net Assets		$ 2,077,336,925
Net Assets consist of:
Paid in capital		$ 1,981,809,486
Undistributed net investment income		7,376,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,029,101
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,121,817
Net Assets		$ 2,077,336,925

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($84,052,812 ÷ 7,925,902 shares)	$ 10.60

Maximum offering price per share (100/96.00 of $10.60)	$ 11.04
Class T: Net Asset Value and redemption price per share ($12,151,887 ÷ 1,145,808 shares)	$ 10.61

Maximum offering price per share (100/96.00 of $10.61)	$ 11.05
Class C: Net Asset Value and offering price per share ($27,388,879 ÷ 2,593,674 shares)A	$ 10.56

Real Estate Income: Net Asset Value, offering price and redemption price per share ($1,823,244,995 ÷ 171,456,557 shares)	$ 10.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($130,498,352 ÷ 12,290,122 shares)	$ 10.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2012

Investment Income
Dividends		$ 16,962,406
Interest		37,146,888
Income from Fidelity Central Funds		118,417
Total income		54,227,711

Expenses
Management fee	$ 4,971,568
Transfer agent fees	2,552,941
Distribution and service plan fees	203,913
Accounting and security lending fees	351,313
Custodian fees and expenses	14,448
Independent trustees' compensation	5,765
Registration fees	94,816
Audit	79,530
Legal	3,629
Miscellaneous	6,981
Total expenses before reductions	8,284,904
Expense reductions	(31,579)	8,253,325
Net investment income (loss)		45,974,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,757,282
Foreign currency transactions	(14,949)
Total net realized gain (loss)		22,742,333
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,462,311)
Assets and liabilities in foreign currencies	934
Total change in net unrealized appreciation (depreciation)		(1,461,377)
Net gain (loss)		21,280,956
Net increase (decrease) in net assets resulting from operations		$ 67,255,342

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,974,386	$ 75,045,871
Net realized gain (loss)	22,742,333	26,474,317
Change in net unrealized appreciation (depreciation)	(1,461,377)	63,154,318
Net increase (decrease) in net assets resulting from operations	67,255,342	164,674,506
Distributions to shareholders from net investment income	(59,240,444)	(66,688,371)
Distributions to shareholders from net realized gain	(16,498,521)	-
Total distributions	(75,738,965)	(66,688,371)
Share transactions - net increase (decrease)	292,852,190	655,640,999
Redemption fees	159,309	331,332
Total increase (decrease) in net assets	284,527,876	753,958,466

Net Assets
Beginning of period	1,792,809,049	1,038,850,583
End of period (including undistributed net investment income of $7,376,521 and undistributed net investment income of $20,642,579, respectively)	$ 2,077,336,925	$ 1,792,809,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.25	.53	.18
Net realized and unrealized gain (loss)	.05	.76	(.04)
Total from investment operations	.30	1.29	.14
Distributions from net investment income	(.34)	(.50)	(.15)
Distributions from net realized gain	(.10)	-	-
Total distributions	(.43) K	(.50)	(.15)
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 10.60	$ 10.73	$ 9.94
Total Return B,C,D	3.07%	13.27%	1.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.13% A	1.13%	1.09% A
Expenses net of fee waivers, if any	1.13% A	1.13%	1.09% A
Expenses net of all reductions	1.13% A	1.12%	1.09% A
Net investment income (loss)	4.98% A	5.00%	6.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,053	$ 60,283	$ 3,830
Portfolio turnover rate G	29% A	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.43 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 9.94	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.25	.52	.17
Net realized and unrealized gain (loss)	.07	.76	(.03)
Total from investment operations	.32	1.28	.14
Distributions from net investment income	(.33)	(.50)	(.15)
Distributions from net realized gain	(.10)	-	-
Total distributions	(.43)	(.50)	(.15)
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 10.61	$ 10.72	$ 9.94
Total Return B,C,D	3.25%	13.11%	1.45%
Ratios to Average Net Assets F,I
Expenses before reductions	1.15% A	1.16%	1.17% A
Expenses net of fee waivers, if any	1.15% A	1.16%	1.17% A
Expenses net of all reductions	1.15% A	1.16%	1.17% A
Net investment income (loss)	4.96% A	4.96%	5.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,152	$ 7,626	$ 862
Portfolio turnover rate G	29% A	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.93	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.21	.45	.15
Net realized and unrealized gain (loss)	.07	.74	(.03)
Total from investment operations	.28	1.19	.12
Distributions from net investment income	(.29)	(.45)	(.14)
Distributions from net realized gain	(.10)	-	-
Total distributions	(.39)	(.45)	(.14)
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 10.56	$ 10.67	$ 9.93
Total Return B,C,D	2.82%	12.25%	1.29%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A	1.89%	1.86% A
Expenses net of fee waivers, if any	1.89% A	1.89%	1.86% A
Expenses net of all reductions	1.89% A	1.89%	1.86% A
Net investment income (loss)	4.22% A	4.23%	5.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,389	$ 21,555	$ 836
Portfolio turnover rate G	29% A	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Real Estate Income

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 9.95	$ 8.21	$ 9.43	$ 11.22	$ 11.78
Income from Investment Operations
Net investment income (loss)D	.27	.55	.53	.54	.59	.63
Net realized and unrealized gain (loss)	.05	.76	1.73	(1.27)	(1.48)	(.37)
Total from investment operations	.32	1.31	2.26	(.73)	(.89)	.26
Distributions from net investment income	(.35)	(.51)	(.52)	(.50)	(.66)	(.58)
Distributions from net realized gain	(.10)	-	-	-	(.24)	(.24)
Total distributions	(.44) I	(.51)	(.52)	(.50)	(.90)	(.82)
Redemption fees added to paid in capital D	- H	- H	- H	.01	- H	- H
Net asset value, end of period	$ 10.63	$ 10.75	$ 9.95	$ 8.21	$ 9.43	$ 11.22
Total Return B,C	3.26%	13.41%	28.29%	(6.92)%	(8.43)%	2.00%
Ratios to Average Net Assets E,G
Expenses before reductions	.91% A	.92%	.97%	1.00%	.94%	.88%
Expenses net of fee waivers, if any	.91% A	.92%	.96%	1.00%	.94%	.88%
Expenses net of all reductions	.91% A	.92%	.96%	1.00%	.94%	.88%
Net investment income (loss)	5.20% A	5.21%	5.60%	7.15%	5.77%	5.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,823,245	$ 1,660,063	$ 1,030,393	$ 463,269	$ 393,147	$ 516,268
Portfolio turnover rate F	29% A	25%	28%	47%	32%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.345 and distributions from net realized gain of $.097 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31,	Years ended July 31,
	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 9.95	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.27	.55	.19
Net realized and unrealized gain (loss)	.06	.76	(.04)
Total from investment operations	.33	1.31	.15
Distributions from net investment income	(.35)	(.52)	(.15)
Distributions from net realized gain	(.10)	-	-
Total distributions	(.45)	(.52)	(.15)
Redemption fees added to paid in capital D,I	-	-	-
Net asset value, end of period	$ 10.62	$ 10.74	$ 9.95
Total Return B,C	3.33%	13.44%	1.58%
Ratios to Average Net Assets E,H
Expenses before reductions	.86% A	.89%	.85% A
Expenses net of fee waivers, if any	.86% A	.89%	.85% A
Expenses net of all reductions	.86% A	.89%	.85% A
Net investment income (loss)	5.25% A	5.24%	6.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,498	$ 43,282	$ 2,930
Portfolio turnover rate F	29% A	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 14, 2010 (commencement of sale of shares) to July 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012

1. Organization.

Fidelity® Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Real Estate Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain of the Fund's securities may be valued by a single source or dealer.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 152,794,350
Gross unrealized depreciation	(78,059,626)
Net unrealized appreciation (depreciation) on securities and other investments	$ 74,734,724

Tax cost	$ 2,027,102,941

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $474,412,445 and $245,959,640, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 80,667	$ 3,082
Class T	-%	.25%	11,517	-
Class C	.75%	.25%	111,729	73,790
			$ 203,913	$ 76,872

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,102
Class T	1,783
Class C*	4,341
$ 21,226

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 82,289.26
Class T	12,478.27
Class C	29,588.27
Real Estate Income	2,328,675.29
Institutional Class	99,911.23
	$ 2,552,941

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,788 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,437 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $38,456. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Real Estate Income's operating expenses. During the period, this reimbursement reduced Real Estate Income's expenses by $31,380.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $199.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 2,120,737	$ 1,154,662
Class T	293,716	160,366
Class C	633,801	358,357
Real Estate Income	53,301,588	64,149,915
Institutional Class	2,890,602	865,071
Total	$ 59,240,444	$ 66,688,371
From net realized gain
Class A	$ 603,452	$ -
Class T	83,752	-
Class C	208,802	-
Real Estate Income	14,865,902	-
Institutional Class	736,613	-
Total	$ 16,498,521	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	3,251,368	5,544,292	$ 33,286,886	$ 58,675,375
Reinvestment of distributions	210,834	75,836	2,122,693	799,911
Shares redeemed	(1,157,024)	(384,554)	(11,722,433)	(4,105,728)
Net increase (decrease)	2,305,178	5,235,574	$ 23,687,146	$ 55,369,558
Class T
Shares sold	484,820	662,414	$ 4,966,659	$ 7,018,853
Reinvestment of distributions	27,938	12,671	281,285	132,964
Shares redeemed	(78,006)	(50,669)	(794,360)	(536,547)
Net increase (decrease)	434,752	624,416	$ 4,453,584	$ 6,615,270
Class C
Shares sold	844,448	2,030,776	$ 8,625,411	$ 21,411,850
Reinvestment of distributions	72,414	29,432	726,573	309,638
Shares redeemed	(342,463)	(125,083)	(3,454,173)	(1,328,625)
Net increase (decrease)	574,399	1,935,125	$ 5,897,811	$ 20,392,863
Real Estate Income
Shares sold	43,937,314	89,725,340	$ 450,081,587	$ 943,333,748
Reinvestment of distributions	6,112,870	5,601,468	61,699,330	58,273,356
Shares redeemed	(32,989,055)	(44,449,757)	(336,589,169)	(467,916,333)
Net increase (decrease)	17,061,129	50,877,051	$ 175,191,748	$ 533,690,771
Institutional Class
Shares sold	8,960,411	4,361,479	$ 90,777,957	$ 46,245,871
Reinvestment of distributions	259,233	55,523	2,613,878	583,903
Shares redeemed	(959,374)	(681,623)	(9,769,934)	(7,257,237)
Net increase (decrease)	8,260,270	3,735,379	$ 83,621,901	$ 39,572,537

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments, as of January 31, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended January 31, 2012 and for the year ended July 31, 2011, and the financial highlights for the six months ended July 31, 2012 and for each of the five years in the period ended July 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2012 and for the year ended July 31, 2011, and the financial highlights for the six months ended January 31, 2012 and for each of the five years in the period ended July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 19, 2012

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

REII-USAN-0312
1.907543.101

(Fidelity Investment logo)(registered trademark)

Fidelity®

Series Real Estate Equity

Fund

Fidelity Series Real Estate Equity Fund

Class F

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Real Estate Equity Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 20, 2011 to January 31, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 20, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* October 20, 2011 to January 31, 2012
Series Real Estate Equity	.82%
Actual		$ 1,000.00	$ 1,135.30	$ 2.49 B
HypotheticalA		$ 1,000.00	$ 1,021.01	$ 4.17 C
Class F	.62%
Actual		$ 1,000.00	$ 1,136.80	$ 1.88 B
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 3.15 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 104/366 (to reflect the period October 20, 2011 to January 31, 2012).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2012
% of fund's net assets
Simon Property Group, Inc.	11.3
Public Storage	7.5
Ventas, Inc.	7.2
Prologis, Inc.	5.9
Digital Realty Trust, Inc.	4.6
Boston Properties, Inc.	4.5
Equity Residential (SBI)	4.2
SL Green Realty Corp.	4.0
Essex Property Trust, Inc.	3.8
Camden Property Trust (SBI)	3.8
56.8
Top Five REIT Sectors as of January 31, 2012
% of fund's net assets
REITs - Apartments	17.2
REITs - Malls	15.8
REITs - Office Buildings	14.6
REITs - Industrial Buildings	14.5
REITs - Health Care Facilities	10.6
Asset Allocation (% of fund's net assets)
As of January 31, 2012*
Stocks 96.2%
Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	0.7%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.2%
Health Care Facilities - 2.2%
Brookdale Senior Living, Inc. (a)	170,909	$ 3,007,998
Emeritus Corp. (a)	361,064	6,304,177
Sunrise Senior Living, Inc. (a)	272,300	1,936,053
TOTAL HEALTH CARE FACILITIES		11,248,228
REAL ESTATE INVESTMENT TRUSTS - 92.6%
REITs - Apartments - 17.2%
AvalonBay Communities, Inc.	40,900	5,562,809
Camden Property Trust (SBI)	309,000	19,930,500
Education Realty Trust, Inc.	1,119,300	11,976,510
Equity Residential (SBI)	361,878	21,549,835
Essex Property Trust, Inc.	138,742	19,978,848
Post Properties, Inc.	236,100	10,551,309
TOTAL REITS - APARTMENTS		89,549,811
REITs - Health Care Facilities - 10.6%
HCP, Inc.	253,200	10,641,996
Health Care REIT, Inc.	123,200	7,048,272
Healthcare Realty Trust, Inc.	12,300	259,161
Ventas, Inc.	638,900	37,254,259
TOTAL REITS - HEALTH CARE FACILITIES		55,203,688
REITs - Hotels - 5.2%
Chesapeake Lodging Trust	451,400	7,687,342
DiamondRock Hospitality Co.	609,700	6,426,238
Host Hotels & Resorts, Inc.	470,500	7,725,610
LaSalle Hotel Properties (SBI)	47,900	1,295,695
Sunstone Hotel Investors, Inc. (a)	396,166	3,680,382
TOTAL REITS - HOTELS		26,815,267
REITs - Industrial Buildings - 14.5%
DCT Industrial Trust, Inc.	729,000	4,024,080
Prologis, Inc.	962,500	30,520,875
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
Public Storage	281,200	$ 39,047,432
Stag Industrial, Inc.	135,400	1,622,092
TOTAL REITS - INDUSTRIAL BUILDINGS		75,214,479
REITs - Malls - 15.8%
CBL & Associates Properties, Inc.	884,100	15,356,817
Simon Property Group, Inc.	431,500	58,623,591
The Macerich Co.	148,273	8,051,224
TOTAL REITS - MALLS		82,031,632
REITs - Management/Investment - 4.6%
Digital Realty Trust, Inc. (d)	339,946	24,088,574
REITs - Mobile Home Parks - 0.6%
Sun Communities, Inc.	75,300	3,020,283
REITs - Office Buildings - 14.6%
Alexandria Real Estate Equities, Inc.	54,340	3,934,759
Boston Properties, Inc.	225,600	23,473,680
Corporate Office Properties Trust (SBI)	40,200	974,046
Douglas Emmett, Inc.	661,700	13,836,147
Highwoods Properties, Inc. (SBI)	386,864	12,801,330
SL Green Realty Corp.	283,500	20,845,755
TOTAL REITS - OFFICE BUILDINGS		75,865,717
REITs - Shopping Centers - 9.5%
Acadia Realty Trust (SBI)	461,900	9,709,138
DDR Corp.	1,162,100	16,106,706
Equity One, Inc.	233,349	4,398,629
Excel Trust, Inc.	170,500	2,165,350
Glimcher Realty Trust	539,500	5,195,385
Kite Realty Group Trust	407,300	2,036,500
Vornado Realty Trust	119,500	9,665,160
TOTAL REITS - SHOPPING CENTERS		49,276,868
TOTAL REAL ESTATE INVESTMENT TRUSTS		481,066,319
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Real Estate Operating Companies - 1.4%
Brookfield Properties Corp.	219,100	$ 3,782,220
Forest City Enterprises, Inc. Class A (a)	273,700	3,593,681
TOTAL REAL ESTATE OPERATING COMPANIES		7,375,901
TOTAL COMMON STOCKS (Cost $445,898,585)		499,690,448
Convertible Preferred Stocks - 0.0%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
Grubb & Ellis Co.:
12.00% (e) (Cost $212,561)	8,769	30,428
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.12% (b)	25,055,145	25,055,145
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,039,400	10,039,400
TOTAL MONEY MARKET FUNDS (Cost $35,094,545)		35,094,545
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $481,205,691)		534,815,421
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(15,212,335)
NET ASSETS - 100%		$ 519,603,086
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,428 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,401
Fidelity Securities Lending Cash Central Fund	22,993
Total	$ 28,394
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 499,690,448	$ 499,690,448	$ -	$ -
Convertible Preferred Stocks	30,428	-	30,428	-
Money Market Funds	35,094,545	35,094,545	-	-
Total Investments in Securities:	$ 534,815,421	$ 534,784,993	$ 30,428	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,019,604) - See accompanying schedule: Unaffiliated issuers (cost $446,111,146)	$ 499,720,876
Fidelity Central Funds (cost $35,094,545)	35,094,545
Total Investments (cost $481,205,691)		$ 534,815,421
Receivable for investments sold		3,126,173
Dividends receivable		238,530
Distributions receivable from Fidelity Central Funds		3,454
Other receivables		1,313
Total assets		538,184,891

Liabilities
Payable for investments purchased	$ 8,241,166
Accrued management fee	219,403
Other affiliated payables	67,596
Other payables and accrued expenses	14,240
Collateral on securities loaned, at value	10,039,400
Total liabilities		18,581,805

Net Assets		$ 519,603,086
Net Assets consist of:
Paid in capital		$ 464,728,725
Distributions in excess of net investment income		(40,203)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,304,310
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,610,254
Net Assets		$ 519,603,086

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Series Real Estate Equity: Net Asset Value, offering price and redemption price per share ($327,190,547 ÷ 28,967,786 shares)	$ 11.29

Class F: Net Asset Value, offering price and redemption price per share ($192,412,539 ÷ 17,032,222 shares)	$ 11.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period October 20, 2011 (commencement of operations) to January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 2,492,654
Income from Fidelity Central Funds		28,394
Total income		2,521,048

Expenses
Management fee	$ 674,403
Transfer agent fees	170,651
Accounting and security lending fees	47,187
Custodian fees and expenses	4,455
Independent trustees' compensation	656
Audit	15,623
Legal	17
Miscellaneous	2
Total expenses before reductions	912,994
Expense reductions	(1,313)	911,681
Net investment income (loss)		1,609,367
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,105,396
Foreign currency transactions	(2,435)
Total net realized gain (loss)		2,102,961
Change in net unrealized appreciation (depreciation) on: Investment securities	53,609,730
Assets and liabilities in foreign currencies	524
Total change in net unrealized appreciation (depreciation)		53,610,254
Net gain (loss)		55,713,215
Net increase (decrease) in net assets resulting from operations		$ 57,322,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period October 20, 2011 (commencement of operations) to January 31, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,609,367
Net realized gain (loss)	2,102,961
Change in net unrealized appreciation (depreciation)	53,610,254
Net increase (decrease) in net assets resulting from operations	57,322,582
Distributions to shareholders from net investment income	(1,649,570)
Distributions to shareholders from net realized gain	(798,651)
Total distributions	(2,448,221)
Share transactions - net increase (decrease)	464,728,725
Total increase (decrease) in net assets	519,603,086

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $40,203)	$ 519,603,086

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Real Estate Equity

Period ended January 31, 2012 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	1.31
Total from investment operations	1.35
Distributions from net investment income	(.04)
Distributions from net realized gain	(.02)
Total distributions	(.06)
Net asset value, end of period	$ 11.29
Total Return B, C	13.53%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A
Expenses net of fee waivers, if any	.82% A
Expenses net of all reductions	.82% A
Net investment income (loss)	1.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 327,191
Portfolio turnover rate F	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to January 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended January 31, 2012 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	1.32
Total from investment operations	1.36
Distributions from net investment income	(.04)
Distributions from net realized gain	(.02)
Total distributions	(.06)
Net asset value, end of period	$ 11.30
Total Return B, C	13.68%
Ratios to Average Net Assets E, H
Expenses before reductions	.62% A
Expenses net of fee waivers, if any	.62% A
Expenses net of all reductions	.61% A
Net investment income (loss)	1.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 192,413
Portfolio turnover rate F	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to January 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity® Series Real Estate Equity Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Real Estate Equity and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 53,857,878
Gross unrealized depreciation	(311,753)
Net unrealized appreciation (depreciation) on securities and other investments	$ 53,546,125

Tax cost	$ 481,269,296

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $508,164,768 and $62,995,344, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Real Estate Equity. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Real Estate Equity	$ 170,651.21

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,017 for the period.

Exchanges In-Kind. During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered securities valued at $402,288,933 in exchange for 40,228,893 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,993. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,313 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended January 31, 2012 A
From net investment income
Series Real Estate Equity	$ 1,100,760
Class F	548,810
Total	$ 1,649,570
From net realized gain
Series Real Estate Equity	$ 550,380
Class F	248,271
Total	$ 798,651

A For the period October 20, 2011 (commencement of operations) to January 31, 2012.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended January 31, 2012 A	Period ended January 31, 2012 A
Series Real Estate Equity
Shares sold	35,627,061 B	$ 359,194,063 B
Reinvestment of distributions	161,718	1,651,140
Shares redeemed	(6,820,993)	(70,899,752)
Net increase (decrease)	28,967,786	$ 289,945,451
Class F
Shares sold	19,436,244 B	$ 199,805,482 B
Reinvestment of distributions	78,069	797,081
Shares redeemed	(2,482,091)	(25,819,289)
Net increase (decrease)	17,032,222	$ 174,783,274

A For the period October 20, 2011 (commencement of operations) to January 31, 2012.

B Amount includes in-kind exchanges (see Note 6: Exchanges In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Real Estate Equity Fund

On June 15, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven real estate selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

SLE-SANN-0312
1.930456.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Series Real Estate Income

Fund

Fidelity Series Real Estate Income Fund

Class F

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's investments.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Real Estate Income Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 20, 2011 to January 31, 2012). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value January 31, 2012	Expenses Paid During Period
Series Real Estate Income	.82%
Actual		$ 1,000.00	$ 1,067.80	$ 2.41 B
HypotheticalA		$ 1,000.00	$ 1,021.01	$ 4.17 C
Class F	.63%
Actual		$ 1,000.00	$ 1,068.20	$ 1.85 B
HypotheticalA		$ 1,000.00	$ 1,021.97	$ 3.20 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 104/366 (to reflect the period October 20, 2011 to January 31, 2012).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2012
% of fund's net assets
Ventas, Inc.	1.6
MFA Financial, Inc.	1.5
Excel Trust, Inc. Series B, 8.125%	1.5
Acadia Realty Trust (SBI)	1.5
Equity Lifestyle Properties, Inc.	1.4
7.5
Top Five Bonds as of January 31, 2012
% of fund's net assets
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.035% 11/15/15	2.5
Wachovia Ltd./Wachovia LLC Series 2006-1A Class A1B, 0.9038% 9/25/26	1.4
Standard Pacific Corp. 8.375% 5/15/18	1.4
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1.2
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21	1.0
7.5
Top Five REIT Sectors as of January 31, 2012
% of fund's net assets
REITs - Mortgage	7.5
REITs - Shopping Centers	6.9
REITs - Health Care Facilities	6.2
REITs - Management/Investment	5.7
REITs - Hotels	5.1
Asset Allocation (% of fund's net assets)
As of January 31, 2012*
Common stocks 16.4%
Preferred stocks 15.8%
Bonds 55.1%
Convertible Securities 3.3%
Other Investments 2.4%
Short-Term Investments and Net Other Assets 7.0%
* Foreign investments	6.1%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 16.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.4%
Standard Pacific Corp. (a)	598,500	$ 2,178,540
FINANCIALS - 14.6%
Capital Markets - 0.2%
HFF, Inc. (a)	71,500	1,008,865
Real Estate Investment Trusts - 14.3%
Acadia Realty Trust (SBI)	420,200	8,832,604
American Campus Communities, Inc.	12,100	517,880
American Tower Corp.	22,300	1,416,273
Annaly Capital Management, Inc.	51,200	862,208
Anworth Mortgage Asset Corp.	271,800	1,766,700
Apartment Investment & Management Co. Class A	38,900	955,384
AvalonBay Communities, Inc.	2,100	285,621
Brandywine Realty Trust (SBI)	59,000	627,760
CapLease, Inc.	233,400	970,944
CBL & Associates Properties, Inc.	164,200	2,852,154
Chesapeake Lodging Trust	68,500	1,166,555
Colony Financial, Inc.	7,000	118,720
CommonWealth REIT	46,300	910,721
Coresite Realty Corp.	53,000	1,062,650
Cousins Properties, Inc.	42,600	313,962
Cys Investments, Inc.	230,900	3,117,150
DCT Industrial Trust, Inc.	257,100	1,419,192
DiamondRock Hospitality Co.	106,300	1,120,402
Douglas Emmett, Inc.	19,900	416,109
Dynex Capital, Inc.	198,900	1,841,814
Education Realty Trust, Inc.	102,100	1,092,470
Equity Lifestyle Properties, Inc.	119,300	8,367,702
Excel Trust, Inc.	206,300	2,620,010
Healthcare Realty Trust, Inc.	63,000	1,327,410
Highwoods Properties, Inc. (SBI)	9,300	307,737
Hospitality Properties Trust (SBI)	11,500	278,645
Lexington Corporate Properties Trust	242,300	2,083,780
LTC Properties, Inc.	43,200	1,380,240
MFA Financial, Inc.	1,254,200	9,205,828
Mid-America Apartment Communities, Inc.	7,900	504,968
Monmouth Real Estate Investment Corp. Class A	89,100	829,521
National Retail Properties, Inc.	29,500	796,795
Omega Healthcare Investors, Inc.	64,500	1,344,180
Pebblebrook Hotel Trust	5,800	128,644
Prologis, Inc.	152,200	4,826,262
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust (SBI)	45,200	$ 1,025,136
Simon Property Group, Inc.	6,100	828,746
Stag Industrial, Inc.	154,500	1,850,910
Summit Hotel Properties, Inc.	129,300	1,208,955
Sun Communities, Inc.	15,000	601,650
Sunstone Hotel Investors, Inc. (a)	58,500	543,465
Two Harbors Investment Corp.	166,300	1,651,359
Ventas, Inc.	167,000	9,737,770
Weyerhaeuser Co.	125,100	2,504,502
		85,621,488
Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	59,000	792,370
TOTAL FINANCIALS		87,422,723
HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Brookdale Senior Living, Inc. (a)	204,300	3,595,680
Capital Senior Living Corp. (a)	219,900	1,781,190
Emeritus Corp. (a)	186,600	3,258,036
		8,634,906
TOTAL COMMON STOCKS (Cost $86,892,233)		98,236,169
Preferred Stocks - 16.8%

Convertible Preferred Stocks - 1.0%
FINANCIALS - 1.0%
Real Estate Investment Trusts - 1.0%
CommonWealth REIT 6.50%	127,200	2,690,280
Health Care REIT, Inc. Series I, 6.50%	16,200	868,725
Lexington Corporate Properties Trust Series C, 6.50%	58,800	2,528,400
		6,087,405
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Grubb & Ellis Co. 12.00% (c)	11,000	$ 38,170
TOTAL FINANCIALS		6,125,575
Nonconvertible Preferred Stocks - 15.8%
FINANCIALS - 15.8%
Diversified Financial Services - 0.5%
DRA CRT Acquisition Corp. Series A, 8.50%	1,400	5,600
Red Lion Hotels Capital Trust 9.50%	112,200	2,897,004
		2,902,604
Real Estate Investment Trusts - 15.3%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	43,400	1,117,550
Annaly Capital Management, Inc. Series A, 7.875%	150,300	4,044,573
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,621,980
Apartment Investment & Management Co.:
Series T, 8.00%	64,900	1,658,195
Series U, 7.75%	32,600	828,040
Ashford Hospitality Trust, Inc. Series E, 9.00%	16,800	422,520
BioMed Realty Trust, Inc. Series A, 7.375%	16,200	414,072
CapLease, Inc. Series A, 8.125%	9,000	223,200
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	8,100	206,307
7.375%	67,200	1,677,984
Cedar Shopping Centers, Inc. 8.875%	40,900	1,022,909
Cousins Properties, Inc.:
Series A, 7.75%	79,500	1,919,925
Series B, 7.50%	34,900	848,768
CubeSmart Series A, 7.75%	40,000	1,008,000
Duke Realty LP:
8.375%	51,200	1,358,336
Series L, 6.60%	4,300	107,801
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	57,800	115,600
Equity Lifestyle Properties, Inc. 8.034%	162,105	4,234,183
Equity Residential (depositary shares) Series N, 6.48%	17,200	433,956
Essex Property Trust, Inc. Series H, 7.125%	8,100	209,385
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Excel Trust, Inc. Series B, 8.125%	360,000	$ 9,090,000
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,679,142
Glimcher Realty Trust Series G, 8.125%	33,050	791,548
Health Care REIT, Inc. Series F, 7.625%	40,500	1,050,975
Hersha Hospitality Trust Series B, 8.00%	800	19,232
Hospitality Properties Trust:
Series B, 8.875%	166,057	4,176,334
Series C, 7.00%	60,600	1,499,850
Series D, 7.125%	40,200	1,002,990
Hudson Pacific Properties, Inc. 8.375%	77,800	2,053,920
Kimco Realty Corp. Series G, 7.75%	102,900	2,687,748
Kite Realty Group Trust 8.25%	4,100	101,680
LaSalle Hotel Properties:
Series E, 8.00%	74,100	1,862,874
Series G, 7.25%	71,100	1,759,725
Series H, 7.50%	7,192	179,584
LBA Realty Fund II Series B, 7.625% (a)	118,900	1,842,950
Lexington Corporate Properties Trust Series B, 8.05%	64,200	1,601,148
Lexington Realty Trust 7.55%	16,500	403,425
MFA Financial, Inc. Series A, 8.50%	306,700	7,830,051
Pebblebrook Hotel Trust:
Series A, 7.875%	49,000	1,213,240
Series B, 8.00%	36,400	897,260
Prologis, Inc.:
Series O, 7.00%	900	22,941
Series Q, 8.54%	15,800	879,370
PS Business Parks, Inc. Series P, 6.70%	52,700	1,323,824
Public Storage Series N, 7.00%	32,400	843,372
Regency Centers Corp. 7.25%	25,200	646,884
Saul Centers, Inc.:
8.00%	36,400	940,212
Series B (depositary shares) 9.00%	24,400	665,876
Stag Industrial, Inc. Series A, 9.00%	280,000	7,081,200
Summit Hotel Properties, Inc. Series A, 9.25%	173,600	4,426,800
Sunstone Hotel Investors, Inc.:
Series A, 8.00%	126,400	3,096,800
Series D, 8.00%	200	4,840
UMH Properties, Inc. Series A, 8.25%	40,500	1,043,280
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Weingarten Realty Investors (SBI) Series F, 6.50%	62,800	$ 1,588,840
Winthrop Realty Trust Series D, 9.25%	25,000	646,875
		91,428,074
TOTAL FINANCIALS		94,330,678
TOTAL PREFERRED STOCKS (Cost $99,077,379)		100,456,253
Corporate Bonds - 28.0%
	Principal Amount
Convertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14	$ 535,000	452,075
FINANCIALS - 2.2%
Real Estate Investment Trusts - 1.7%
Annaly Capital Management, Inc. 4% 2/15/15	405,000	478,913
CapLease, Inc. 7.5% 10/1/27 (c)	4,458,000	4,469,145
ProLogis LP:
1.875% 11/15/37	1,783,000	1,765,170
2.625% 5/15/38	405,000	402,995
The Macerich Co. 3.25% 3/15/12 (c)	3,486,000	3,483,821
		10,600,044
Real Estate Management & Development - 0.5%
Corporate Office Properties LP 4.25% 4/15/30 (c)	940,000	910,625
Grubb & Ellis Co. 7.95% 5/1/15 (c)	1,540,000	891,198
SL Green Realty Corp. 3% 3/30/27 (c)	1,175,000	1,172,063
		2,973,886
TOTAL FINANCIALS		13,573,930
TOTAL CONVERTIBLE BONDS		14,026,005
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 25.7%
CONSUMER DISCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 0.7%
FelCor Lodging LP 6.75% 6/1/19	$ 1,375,000	$ 1,338,906
Times Square Hotel Trust 8.528% 8/1/26 (c)	2,872,159	3,090,286
		4,429,192
Household Durables - 7.0%
D.R. Horton, Inc. 6.5% 4/15/16	811,000	869,798
KB Home:
5.75% 2/1/14	414,000	417,623
5.875% 1/15/15	1,216,000	1,197,760
6.25% 6/15/15	5,634,000	5,556,533
7.25% 6/15/18	1,510,000	1,434,500
9.1% 9/15/17	3,230,000	3,310,750
Lennar Corp.:
5.5% 9/1/14	3,242,000	3,347,365
5.6% 5/31/15	1,216,000	1,252,480
6.95% 6/1/18	1,720,000	1,788,800
M/I Homes, Inc. 8.625% 11/15/18	5,564,000	5,174,520
Meritage Homes Corp.:
6.25% 3/15/15	2,837,000	2,837,000
7.15% 4/15/20	440,000	426,800
Ryland Group, Inc.:
6.625% 5/1/20	445,000	441,663
8.4% 5/15/17	1,446,000	1,554,450
Standard Pacific Corp.:
8.375% 5/15/18	8,047,000	8,167,705
10.75% 9/15/16	2,284,000	2,540,950
Standard Pacific Escrow LLC 10.75% 9/15/16 (c)	1,000,000	1,070,000
Toll Brothers Finance Corp. 5.875% 2/15/22	450,000	449,991
		41,838,688
Multiline Retail - 0.1%
Sears Holdings Corp. 6.625% 10/15/18	853,000	699,460
TOTAL CONSUMER DISCRETIONARY		46,967,340
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - 15.8%
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	$ 2,172,000	$ 2,258,880
8% 1/15/18 (c)	1,215,000	1,266,638
		3,525,518
Real Estate Investment Trusts - 8.2%
Camden Property Trust 5% 6/15/15	1,135,000	1,218,626
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15	917,000	1,000,829
6.25% 6/15/14	949,000	1,017,362
Developers Diversified Realty Corp.:
5.375% 10/15/12	1,621,000	1,638,722
7.5% 7/15/18	2,407,000	2,685,656
9.625% 3/15/16	2,254,000	2,646,205
Equity One, Inc.:
5.375% 10/15/15	405,000	417,790
6% 9/15/16	811,000	846,968
6.25% 12/15/14	811,000	863,328
6.25% 1/15/17	811,000	853,020
Health Care Property Investors, Inc.:
6% 3/1/15	1,216,000	1,305,955
6.3% 9/15/16	3,850,000	4,355,998
7.072% 6/8/15	405,000	455,817
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	811,000	842,125
6.5% 1/17/17	506,000	556,310
Hospitality Properties Trust:
5.625% 3/15/17	1,248,000	1,288,267
6.7% 1/15/18	811,000	901,418
6.75% 2/15/13	1,013,000	1,029,766
7.875% 8/15/14	405,000	442,149
HRPT Properties Trust 6.5% 1/15/13	811,000	820,943
iStar Financial, Inc.:
5.875% 3/15/16	1,911,000	1,633,905
5.95% 10/15/13	3,833,000	3,526,360
6.05% 4/15/15	332,000	265,600
6.5% 12/15/13	600,000	549,000
8.625% 6/1/13	435,000	412,706
National Retail Properties, Inc. 6.875% 10/15/17	1,621,000	1,842,780
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Nationwide Health Properties, Inc.:
6% 5/20/15	$ 1,540,000	$ 1,681,652
6.25% 2/1/13	1,621,000	1,677,378
Omega Healthcare Investors, Inc.:
7% 1/15/16	1,863,000	1,907,246
7.5% 2/15/20	811,000	875,880
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14	1,378,000	1,471,271
Potlatch Corp. 7.5% 11/1/19	811,000	851,550
ProLogis LP 7.625% 7/1/17	1,268,000	1,452,892
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	913,916
Senior Housing Properties Trust:
6.75% 4/15/20	576,000	611,475
6.75% 12/15/21	2,000,000	2,141,926
UDR, Inc. 5.5% 4/1/14	1,000,000	1,054,709
United Dominion Realty Trust, Inc.:
5.25% 1/15/15	405,000	430,703
5.25% 1/15/16	811,000	867,459
		49,355,662
Real Estate Management & Development - 7.0%
AMB Property LP 5.9% 8/15/13	486,000	501,649
Brandywine Operating Partnership LP:
5.4% 11/1/14	1,216,000	1,254,071
5.75% 4/1/12	811,000	814,478
6% 4/1/16	811,000	859,699
7.5% 5/15/15	405,000	444,100
CB Richard Ellis Services, Inc. 11.625% 6/15/17	811,000	936,705
Colonial Properties Trust:
6.15% 4/15/13	1,013,000	1,036,175
6.25% 6/15/14	1,293,000	1,358,922
6.875% 8/15/12	811,000	822,870
Colonial Realty LP 6.05% 9/1/16	1,216,000	1,265,443
Duke Realty LP 6.25% 5/15/13	608,000	635,573
First Industrial LP 5.75% 1/15/16	811,000	784,529
Forest City Enterprises, Inc.:
6.5% 2/1/17	6,171,000	5,800,740
7.625% 6/1/15	3,810,000	3,771,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Highwoods/Forsyth LP 5.85% 3/15/17	$ 2,593,000	$ 2,793,830
Host Hotels & Resorts LP:
6% 10/1/21 (c)	485,000	520,163
6.875% 11/1/14	1,621,000	1,645,315
9% 5/15/17	608,000	671,840
Kennedy-Wilson, Inc. 8.75% 4/1/19 (c)	215,000	216,613
Post Apartment Homes LP 6.3% 6/1/13	811,000	845,875
Realogy Corp.:
7.875% 2/15/19 (c)	1,450,000	1,334,000
9% 1/15/20 (c)	560,000	547,400
Regency Centers LP:
5.25% 8/1/15	3,250,000	3,508,248
5.875% 6/15/17	486,000	544,454
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	2,035,000	2,263,938
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	811,000	868,824
Ventas Realty LP Series 1, 6.5% 6/1/16	4,515,000	4,681,631
Vornado Realty LP 5% 1/15/22	1,000,000	1,048,295
		41,777,280
TOTAL FINANCIALS		94,658,460
HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 0.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	1,000,000	1,002,500
Health Care Providers & Services - 1.5%
Health Management Associates, Inc. 7.375% 1/15/20 (c)	385,000	397,513
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	6,827,000	7,185,418
Skilled Healthcare Group, Inc. 11% 1/15/14	1,394,000	1,390,515
		8,973,446
TOTAL HEALTH CARE		9,975,946
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Landry's Acquisition Co. 11.625% 12/1/15 (c)	295,000	317,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - 0.3%
Paper & Forest Products - 0.3%
Plum Creek Timberlands LP 5.875% 11/15/15	$ 1,621,000	$ 1,795,300
TOTAL NONCONVERTIBLE BONDS		153,714,171
TOTAL CORPORATE BONDS (Cost $161,779,610)		167,740,176
Asset-Backed Securities - 7.0%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (c)	1,331,000	1,332,331
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6373% 3/23/19 (c)(e)	1,561,215	1,295,808
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (c)	3,607,697	3,578,835
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.8315% 1/20/37 (c)(e)	1,236,859	986,395
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.8325% 4/7/52 (c)(e)	4,855,304	3,204,501
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,001,981
Series 2002-2 Class M2, 9.163% 3/1/33	2,026,000	1,210,832
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (c)	1,734,000	1,395,870
Class B2, 1.9238% 12/28/35 (c)(e)	1,711,000	1,172,035
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	1,627,000	1,497,958
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	4,127,438	1,536,895
N-Star Real Estate CDO Ltd. Series 1A Class B1, 2.1867% 8/28/38 (c)(e)	3,574,000	3,046,835
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (c)	1,310,000	1,218,300
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	322,106	89,232
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (c)	761,273	759,370
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (c)(e)	2,432,000	1,021,440
Asset-Backed Securities - continued
	Principal Amount	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class A1A, 0.8338% 9/25/26 (c)(e)	$ 1,429,484	$ 1,229,356
Class A1B, 0.9038% 9/25/26 (c)(e)	11,266,000	8,393,170
Class A2A, 0.7938% 9/25/26 (c)(e)	3,968,813	3,532,243
Class F, 1.7238% 9/25/26 (c)(e)	1,824,000	1,222,080
Class G, 1.9238% 9/25/26 (c)(e)	1,241,000	806,650
Class H, 2.2238% 9/25/26 (c)(e)	3,486,000	2,161,320
TOTAL ASSET-BACKED SECURITIES (Cost $39,965,546)		41,693,437
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 1.3%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4651% 6/15/22 (c)(e)	1,652,917	1,602,273
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.435% 4/25/20 (c)(e)	2,605,000	2,539,221
Series 2010-K6 Class B, 5.3579% 12/25/46 (c)(e)	811,000	778,513
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (c)	811,000	835,750
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (c)	1,687,000	1,689,848
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,187,502)		7,445,605
Commercial Mortgage Securities - 21.1%

Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43	3,242,000	3,265,910
Series 2005-1 Class A3, 4.877% 11/10/42	93,862	93,795
Series 2005-1 Class CJ, 5.1847% 11/10/42 (e)	1,175,000	1,174,425
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.035% 11/15/15 (c)(e)	16,631,707	15,218,003
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2851% 3/15/22 (c)(e)	2,132,000	1,662,960
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4414% 3/11/39 (e)	2,432,000	2,231,260
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (c)	1,621,000	1,354,145
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.4151% 12/15/20 (c)(e)	$ 1,621,000	$ 1,451,891
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (c)	2,482,761	2,481,271
Commercial Mortgage pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (e)	2,000,000	1,942,872
Series 2011-STRT Class C, 4.755% 12/10/24 (c)	500,000	500,625
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (c)	1,230,000	1,249,975
Class F, 4.867% 6/9/28 (c)	3,640,000	3,025,062
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (c)	811,000	886,237
Series 2003-C3 Class D, 4.131% 5/15/38	1,621,000	1,627,118
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9263% 3/25/17 (c)(e)	1,167,000	816,900
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4763% 3/25/17 (c)(e)	1,783,000	1,158,950
Class G, 7.2763% 3/25/17 (c)(e)	1,516,000	909,600
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31	1,946,000	1,610,163
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2186% 6/10/31 (c)(e)	2,026,000	2,134,995
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (c)	4,500,000	4,554,385
FHMLC Multi-class participation certificates guaranteed Series K013 Class X3, 2.7897% 1/25/43 (e)(f)	4,806,000	790,818
Freddie Mac Multi-Class participation certificates guaranteed:
Series K011 Class X3, 2.5748% 12/25/43 (e)(f)	4,947,000	744,578
Series K012 Class X3, 2.2876% 1/25/41 (e)(f)	2,847,000	389,344
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (c)	5,948,991	5,473,071
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1177% 12/10/35 (c)(e)	1,035,000	1,033,748
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (e)	493,985	512,831
Class G, 6.75% 4/15/29 (e)	1,096,000	1,202,753
Series 1999-C1 Class F, 6.02% 5/15/33 (c)	1,072,111	1,101,956
Series 1999-C3:
Class G, 6.974% 8/15/36 (c)	370,450	369,099
Class J, 6.974% 8/15/36	2,204,000	2,227,975
Series 2000-C1 Class K, 7% 3/15/33	345,889	256,627
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (c)	$ 811,000	$ 826,517
Series 2002-C1 Class H, 5.903% 1/11/35 (c)	925,000	928,457
Series 2005-GG3 Class B, 4.894% 8/10/42 (e)	885,000	861,566
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/6/20 (c)(e)	2,270,000	2,256,623
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (c)	6,300,000	5,944,680
GS Mortgage Securities Trust Series 2012-GC6 Class C, 0% 1/10/45 (c)(d)(e)	2,400,000	2,174,640
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (c)(e)	2,229,000	2,241,092
Series 2010-CNTR Class D, 6.1838% 8/5/32 (c)(e)	1,216,000	1,150,820
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29	684,311	693,293
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (c)	868,000	898,732
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40	3,760,000	3,701,130
Series 2005-C7 Class AJ, 5.323% 11/15/40	1,240,000	1,257,040
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)	4,863,000	5,019,414
Series 2006-C4 Class AJ, 5.8897% 6/15/38 (e)	2,511,000	2,038,945
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6768% 6/25/43 (c)(e)	1,564,000	1,289,385
Series 2011-1 Class B, 5.6768% 6/25/43 (c)(e)	1,897,000	1,906,993
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (c)	1,946,387	1,951,253
Series 2006-HQ10 Class AM, 5.36% 11/12/41	3,769,000	3,861,725
Series 1997-RR Class F, 7.3991% 4/30/39 (c)(e)	421,445	387,729
Series 1998-CF1 Class G, 7.35% 7/15/32 (c)	1,779,839	818,726
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,297,052
Series 2011-C1 Class C, 5.2554% 9/15/47 (c)(e)	2,000,000	1,887,386
Series 2011-C2:
Class D, 5.3186% 6/15/44 (c)(e)	1,532,000	1,379,030
Class E, 5.3186% 6/15/44 (c)(e)	1,946,000	1,617,398
Class F, 5.3186% 6/15/44 (c)(e)	1,467,000	1,065,409
Class XB, 0.465% 6/15/44 (c)(e)(f)	51,641,000	1,600,871
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	962,989	1,013,354
Commercial Mortgage Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (c)	$ 965,000	$ 965,260
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (c)	2,026,000	1,883,953
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8601% 7/15/24 (c)(e)	1,459,000	984,754
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41	1,621,000	1,598,980
Series 2004-C12 Class D, 5.3163% 7/15/41 (e)	1,824,000	1,729,688
Series 2004-C14 Class B, 5.17% 8/15/41	2,708,000	2,619,595
WF-RBS Commercial Mortgage Trust Series 2011-C5 Class C, 5.6368% 11/15/44 (c)(e)	1,250,000	1,151,250
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $121,899,815)		126,456,082
Floating Rate Loans - 2.4%

CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 2.53% 10/27/13 (e)	395,277	394,289
FINANCIALS - 1.4%
Real Estate Management & Development - 1.4%
Capital Automotive LP term loan 5% 3/11/17 (e)	1,937,806	1,928,117
CB Richard Ellis Services, Inc. Tranche D, term loan 3.7958% 9/4/19 (e)	807,970	799,890
Realogy Corp.:
Credit-Linked Deposit 3.2953% 10/10/13 (e)	236,824	236,824
Credit-Linked Deposit 4.5453% 10/10/16 (e)	156,389	145,442
term loan 4.6914% 10/10/16 (e)	1,988,611	1,849,408
Tranche 2LN, term loan 13.5% 10/15/17	1,219,000	1,243,380
Tranche B, term loan 3.4414% 10/10/13 (e)	2,362,035	2,338,415
		8,541,476
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
Tranche B, term loan 2.7552% 7/25/14 (e)	384,263	378,979
Floating Rate Loans - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.: - continued
Tranche DD, term loan 2.52% 7/25/14 (e)	$ 18,951	$ 18,691
Health Management Associates, Inc. Tranche B, term loan 4.5% 11/18/18 (e)	500,000	495,000
		892,670
INDUSTRIALS - 0.5%
Construction & Engineering - 0.5%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	3,232,683	2,901,333
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co. Tranche B, term loan 4% 1/18/19 (e)	1,135,000	1,133,638
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (e)	674,705	677,235
		1,810,873
TOTAL FLOATING RATE LOANS (Cost $14,244,797)		14,540,641
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $47,555,254)	47,555,254	47,555,254
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $578,602,136)		604,123,617
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(5,291,085)
NET ASSETS - 100%		$ 598,832,532
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $145,234,089 or 24.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,905
Fidelity Securities Lending Cash Central Fund	10,101
Total	$ 18,006
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,178,540	$ 2,178,540	$ -	$ -
Financials	187,878,976	181,808,144	6,070,832	-
Health Care	8,634,906	8,634,906	-	-
Corporate Bonds	167,740,176	-	167,740,176	-
Asset-Backed Securities	41,693,437	-	19,620,735	22,072,702
Collateralized Mortgage Obligations	7,445,605	-	7,445,605	-
Commercial Mortgage Securities	126,456,082	-	115,898,420	10,557,662
Floating Rate Loans	14,540,641	-	14,540,641	-
Money Market Funds	47,555,254	47,555,254	-	-
Total Investments in Securities:	$ 604,123,617	$ 240,176,844	$ 331,316,409	$ 32,630,364
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	25,595
Total Unrealized Gain (Loss)	1,688,531
Cost of Purchases	22,624,773
Proceeds of Sales	(2,515,575)
Amortization/Accretion	249,378
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 22,072,702
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 1,688,531
Commercial Mortgage Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	1,977
Total Unrealized Gain (Loss)	355,721
Cost of Purchases	10,836,499
Proceeds of Sales	(881,119)
Amortization/Accretion	244,584
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,557,662
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 355,721

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.3%
AAA,AA,A	11.4%
BBB	15.6%
BB	6.3%
B	14.0%
CCC,CC,C	5.1%
Not Rated	7.1%
Equities	33.2%
Short-Term Investments and Net Other Assets	7.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $531,046,882)	$ 556,568,363
Fidelity Central Funds (cost $47,555,254)	47,555,254
Total Investments (cost $578,602,136)		$ 604,123,617
Cash		40,871
Receivable for investments sold		578,431
Dividends receivable		379,223
Interest receivable		3,720,808
Distributions receivable from Fidelity Central Funds		5,036
Other receivables		485
Total assets		608,848,471

Liabilities
Payable for investments purchased Regular delivery	$ 7,516,571
Delayed delivery	2,135,382
Accrued management fee	258,862
Other affiliated payables	79,379
Other payables and accrued expenses	25,745
Total liabilities		10,015,939

Net Assets		$ 598,832,532
Net Assets consist of:
Paid in capital		$ 570,407,520
Undistributed net investment income		1,945,503
Accumulated undistributed net realized gain (loss) on investments		958,028
Net unrealized appreciation (depreciation) on investments		25,521,481
Net Assets		$ 598,832,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Series Real Estate Income: Net Asset Value, offering price and redemption price per share ($382,185,772 ÷ 36,266,077 shares)	$ 10.54

Class F: Net Asset Value, offering price and redemption price per share ($216,646,760 ÷ 20,555,357 shares)	$ 10.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period October 20, 2011 (commencement of operations) to January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 2,659,319
Interest		6,743,391
Income from Fidelity Central Funds		18,006
Total income		9,420,716

Expenses
Management fee	$ 816,114
Transfer agent fees	189,794
Accounting and security lending fees	70,645
Custodian fees and expenses	5,052
Independent trustees' compensation	803
Audit	24,922
Legal	21
Miscellaneous	379
Total expenses before reductions	1,107,730
Expense reductions	(485)	1,107,245
Net investment income (loss)		8,313,471
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,474,403
Change in net unrealized appreciation (depreciation) on investment securities		25,521,481
Net gain (loss)		26,995,884
Net increase (decrease) in net assets resulting from operations		$ 35,309,355

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period October 20, 2011 (commencement of operations) to January 31, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,313,471
Net realized gain (loss)	1,474,403
Change in net unrealized appreciation (depreciation)	25,521,481
Net increase (decrease) in net assets resulting from operations	35,309,355
Distributions to shareholders from net investment income	(6,367,968)
Distributions to shareholders from net realized gain	(516,375)
Total distributions	(6,884,343)
Share transactions - net increase (decrease)	570,407,520
Total increase (decrease) in net assets	598,832,532

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,945,503)	$ 598,832,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Real Estate Income

Period ended January 31, 2012 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16
Net realized and unrealized gain (loss)	.51
Total from investment operations	.67
Distributions from net investment income	(.12)
Distributions from net realized gain	(.01)
Total distributions	(.13)
Net asset value, end of period	$ 10.54
Total Return B, C	6.78%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A
Expenses net of fee waivers, if any	.82% A
Expenses net of all reductions	.82% A
Net investment income (loss)	5.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,186
Portfolio turnover rate F	11% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to January 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

Period ended January 31, 2012 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16
Net realized and unrealized gain (loss)	.52
Total from investment operations	.68
Distributions from net investment income	(.13)
Distributions from net realized gain	(.01)
Total distributions	(.14)
Net asset value, end of period	$ 10.54
Total Return B, C	6.82%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A
Expenses net of fee waivers, if any	.63% A
Expenses net of all reductions	.63% A
Net investment income (loss)	5.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,647
Portfolio turnover rate F	11% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 20, 2011 (commencement of operations) to January 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Real Estate Income shares and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain of the Fund's securities may be valued by a single source or dealer. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the heirarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 27,942,834
Gross unrealized depreciation	(2,421,353)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,521,481

Tax cost	$ 578,602,136

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $575,991,897 and $55,989,604, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Real Estate Income, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Real Estate Income	$ 189,794.19

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $769 for the period.

Exchanges In-Kind. During the period, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered cash and securities, including accrued interest, valued at $490,818,718 in exchange for 49,081,872 shares of the Fund. The amount of in-kind

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Exchanges In-Kind - continued

exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,101. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $485 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended January 31, 2012 A
From net investment income
Series Real Estate Income	$ 4,397,767
Class F	1,970,201
Total	$ 6,367,968
From net realized gain
Series Real Estate Income	$ 360,160
Class F	156,215
Total	$ 516,375

A For the period October 20, 2011 (commencement of operations) to January 31, 2012.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended January 31, 2012 A	Period ended January 31, 2012 A
Series Real Estate Income
Shares sold	36,748,597 B	$ 367,686,078 B
Reinvestment of distributions	470,771	4,757,927
Shares redeemed	(953,291)	(9,691,761)
Net increase (decrease)	36,266,077	$ 362,752,244
Class F
Shares sold	20,552,425 B	$ 207,642,808 B
Reinvestment of distributions	210,596	2,126,417
Shares redeemed	(207,664)	(2,113,949)
Net increase (decrease)	20,555,357	$ 207,655,276

A For the period October 20, 2011 (commencement of operations) to January 31, 2012.

B Amount includes in-kind exchanges (see Note 6: Exchanges In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Real Estate Income Fund

On January 19, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven real estate selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

SRE-SANN-0312
1.924313.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Series Small Cap Opportunities

Fund

Fidelity Series Small Cap Opportunities Fund

Class F

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Small Cap Opportunities Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Series Small Cap Opportunities	1.13%
Actual		$ 1,000.00	$ 991.30	$ 5.66
HypotheticalA		$ 1,000.00	$ 1,019.46	$ 5.74
Class F	.92%
Actual		$ 1,000.00	$ 992.20	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.51	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Glimcher Realty Trust	1.4	0.4
ProAssurance Corp.	1.2	1.0
American Assets Trust, Inc.	1.1	1.0
Highwoods Properties, Inc. (SBI)	1.1	0.9
National Retail Properties, Inc.	1.1	1.1
Amerisafe, Inc.	1.1	0.9
National Penn Bancshares, Inc.	1.0	1.2
Parametric Technology Corp.	1.0	0.8
Home Properties, Inc.	0.9	1.3
Ramco-Gershenson Properties Trust (SBI)	0.9	1.0
	10.8
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.4	21.1
Information Technology	17.7	16.5
Industrials	14.7	14.5
Consumer Discretionary	13.1	13.6
Health Care	9.6	11.7
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks and Equity Futures 94.4%		Stocks and Equity Futures 96.7%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 5.4%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	7.5%	** Foreign investments	7.0%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.8%
Tenneco, Inc. (a)	493,186	$ 15,831,271
Hotels, Restaurants & Leisure - 1.6%
Cracker Barrel Old Country Store, Inc.	161,212	8,458,794
Vail Resorts, Inc.	168,359	7,342,136
WMS Industries, Inc. (a)	162,800	3,563,692
Wyndham Worldwide Corp.	296,100	11,772,936
		31,137,558
Household Durables - 2.2%
iRobot Corp. (a)(d)	337,883	11,163,654
La-Z-Boy, Inc. (a)	579,590	7,638,996
Meritage Homes Corp. (a)	425,400	10,294,680
Tempur-Pedic International, Inc. (a)	187,006	12,475,170
		41,572,500
Media - 0.6%
Digital Generation, Inc. (a)	400,564	5,567,840
MDC Partners, Inc. Class A (sub. vtg.)	477,000	6,239,160
		11,807,000
Multiline Retail - 0.5%
Dollarama, Inc.	243,066	10,483,774
Specialty Retail - 5.3%
Ascena Retail Group, Inc. (a)	411,480	14,554,048
Body Central Corp. (a)	479,791	12,896,782
Cabela's, Inc. Class A (a)	526,338	13,726,895
DSW, Inc. Class A	291,958	14,589,141
Fourlis Holdings SA (a)	437,196	869,182
GameStop Corp. Class A (a)	392,200	9,161,792
Shoe Carnival, Inc. (a)	472,714	11,954,937
Signet Jewelers Ltd.	303,800	13,847,204
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	144,708	11,029,644
		102,629,625
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	97,833	7,909,798
G-III Apparel Group Ltd. (a)	485,300	11,079,399
PVH Corp.	168,800	13,029,672
Vera Bradley, Inc. (a)(d)	243,298	8,714,934
		40,733,803
TOTAL CONSUMER DISCRETIONARY		254,195,531
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.2%
Beverages - 0.6%
Monster Beverage Corp. (a)	96,700	$ 10,106,117
Primo Water Corp. (a)(d)	462,800	1,356,004
		11,462,121
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	184,840	9,415,750
Crumbs Bake Shop, Inc. (a)	105,115	417,307
United Natural Foods, Inc. (a)	176,355	7,768,438
		17,601,495
Food Products - 0.7%
Chiquita Brands International, Inc. (a)	330,230	2,902,722
Diamond Foods, Inc. (d)	55,200	2,005,968
Green Mountain Coffee Roasters, Inc. (a)	142,800	7,616,952
		12,525,642
Personal Products - 1.0%
Elizabeth Arden, Inc. (a)	321,584	11,567,376
Nu Skin Enterprises, Inc. Class A	170,507	8,516,825
		20,084,201
TOTAL CONSUMER STAPLES		61,673,459
ENERGY - 6.5%
Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc. (a)	237,900	10,938,642
Total Energy Services, Inc.	603,300	10,119,677
Willbros Group, Inc. (a)	1,122,618	4,782,353
		25,840,672
Oil, Gas & Consumable Fuels - 5.2%
Atlas Pipeline Partners, LP	415,529	15,586,493
Berry Petroleum Co. Class A	377,100	16,973,271
Cheniere Energy, Inc. (a)	458,533	5,864,637
Cloud Peak Energy, Inc. (a)	631,900	11,974,505
Energen Corp.	71,738	3,455,619
Petroleum Development Corp. (a)	356,078	11,084,708
SM Energy Co.	145,852	10,585,938
Stone Energy Corp. (a)	417,500	11,710,875
Targa Resources Corp.	311,100	12,891,984
		100,128,030
TOTAL ENERGY		125,968,702
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.4%
Capital Markets - 2.5%
Affiliated Managers Group, Inc. (a)	84,100	$ 8,452,891
Duff & Phelps Corp. Class A	1,113,477	17,069,602
Knight Capital Group, Inc. Class A (a)	1,003,185	13,031,373
Waddell & Reed Financial, Inc. Class A	335,341	9,205,110
		47,758,976
Commercial Banks - 5.1%
Associated Banc-Corp.	1,470,628	18,324,025
BBCN Bancorp, Inc. (a)	1,142,797	11,565,106
CapitalSource, Inc.	470,439	3,250,733
Cathay General Bancorp	607,724	9,565,576
City National Corp.	366,800	16,828,784
Columbia Banking Systems, Inc.	279,300	5,865,300
National Penn Bancshares, Inc.	2,322,600	20,183,394
PacWest Bancorp	684,939	14,568,653
		100,151,571
Insurance - 3.8%
Allied World Assurance Co. Holdings Ltd.	199,900	12,299,847
Alterra Capital Holdings Ltd.	706,811	17,083,622
Amerisafe, Inc. (a)	837,600	20,588,208
ProAssurance Corp.	283,076	23,107,494
		73,079,171
Real Estate Investment Trusts - 8.1%
American Assets Trust, Inc.	958,600	21,223,404
Colonial Properties Trust (SBI)	796,089	17,020,383
DCT Industrial Trust, Inc.	2,342,500	12,930,600
Glimcher Realty Trust	2,784,905	26,818,633
Highwoods Properties, Inc. (SBI)	634,200	20,985,678
Home Properties, Inc.	312,149	18,597,837
National Retail Properties, Inc.	765,900	20,686,959
Ramco-Gershenson Properties Trust (SBI)	1,599,150	18,502,166
		156,765,660
Thrifts & Mortgage Finance - 0.9%
Washington Federal, Inc.	584,694	9,214,777
WSFS Financial Corp.	218,759	8,511,913
		17,726,690
TOTAL FINANCIALS		395,482,068
Common Stocks - continued
	Shares	Value
HEALTH CARE - 9.4%
Biotechnology - 2.5%
Achillion Pharmaceuticals, Inc. (a)	538,616	$ 5,973,251
Ardea Biosciences, Inc. (a)	194,301	3,534,335
ARIAD Pharmaceuticals, Inc. (a)	660,723	9,745,664
ArQule, Inc. (a)	512,342	4,047,502
BioMarin Pharmaceutical, Inc. (a)	138,394	4,936,514
Chelsea Therapeutics International Ltd. (a)	726,899	3,271,046
Dynavax Technologies Corp. (a)	1,852,559	6,446,905
Infinity Pharmaceuticals, Inc. (a)(d)	401,927	2,443,716
Synageva BioPharma Corp. (a)	142,313	5,056,381
Theravance, Inc. (a)	202,219	3,587,365
		49,042,679
Health Care Equipment & Supplies - 1.7%
Analogic Corp.	184,505	10,466,969
Cerus Corp. (a)(d)	1,983,251	5,652,265
Conceptus, Inc. (a)	272,086	3,368,425
Endologix, Inc. (a)	380,820	4,943,044
Natus Medical, Inc. (a)	111,294	1,258,735
Sirona Dental Systems, Inc. (a)	170,600	8,248,510
		33,937,948
Health Care Providers & Services - 3.3%
Air Methods Corp. (a)	76,841	6,477,696
Catalyst Health Solutions, Inc. (a)	103,399	5,662,129
Centene Corp. (a)	131,747	5,954,964
Corvel Corp. (a)	185,920	9,050,586
Humana, Inc.	103,272	9,193,273
MEDNAX, Inc. (a)	166,925	11,888,399
PSS World Medical, Inc. (a)	314,969	7,644,298
Wellcare Health Plans, Inc. (a)	146,075	8,729,442
		64,600,787
Health Care Technology - 0.9%
Epocrates, Inc. (a)	715,110	6,929,416
Merge Healthcare, Inc. (a)	361,991	1,983,711
Omnicell, Inc. (a)	519,584	8,043,160
		16,956,287
Life Sciences Tools & Services - 0.5%
eResearchTechnology, Inc. (a)	893,569	4,950,372
Furiex Pharmaceuticals, Inc. (a)	259,036	4,105,721
		9,056,093
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 0.5%
Optimer Pharmaceuticals, Inc. (a)	170,143	$ 2,206,755
Questcor Pharmaceuticals, Inc. (a)	141,610	5,017,242
XenoPort, Inc. (a)	552,700	2,315,813
		9,539,810
TOTAL HEALTH CARE		183,133,604
INDUSTRIALS - 14.7%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	151,949	9,027,290
Teledyne Technologies, Inc. (a)	322,449	18,302,205
		27,329,495
Air Freight & Logistics - 0.4%
UTI Worldwide, Inc.	534,300	7,955,727
Building Products - 1.1%
AAON, Inc. (d)	496,850	10,061,213
Armstrong World Industries, Inc. (a)	264,974	12,374,286
		22,435,499
Commercial Services & Supplies - 1.4%
Swisher Hygiene, Inc.	961,491	3,374,833
Sykes Enterprises, Inc. (a)	576,298	10,102,504
United Stationers, Inc.	398,800	12,893,204
		26,370,541
Construction & Engineering - 0.9%
Foster Wheeler AG (a)	407,528	9,153,079
MasTec, Inc. (a)	555,110	9,042,742
		18,195,821
Electrical Equipment - 1.5%
General Cable Corp. (a)	517,785	15,978,845
GrafTech International Ltd. (a)	668,503	10,976,819
II-VI, Inc. (a)	114,600	2,636,946
		29,592,610
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	228,900	10,925,397
Machinery - 3.2%
Actuant Corp. Class A	573,731	14,544,081
Altra Holdings, Inc. (a)	450,023	8,635,941
CLARCOR, Inc.	267,786	13,766,878
Greenbrier Companies, Inc. (a)	229,970	5,116,833
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	432,097	$ 9,363,542
Wabtec Corp.	152,154	10,466,674
		61,893,949
Professional Services - 2.9%
Advisory Board Co. (a)	187,136	14,274,734
Equifax, Inc.	319,600	12,454,812
Manpower, Inc.	279,200	11,198,712
Stantec, Inc. (a)	427,100	11,883,411
Towers Watson & Co.	122,700	7,337,460
		57,149,129
Trading Companies & Distributors - 1.3%
Interline Brands, Inc. (a)	570,893	9,710,890
Watsco, Inc.	212,877	14,682,127
		24,393,017
TOTAL INDUSTRIALS		286,241,185
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.5%
Acme Packet, Inc. (a)	219,500	6,415,985
Brocade Communications Systems, Inc. (a)	2,921,917	16,391,954
Ixia (a)	1,133,708	13,842,575
NETGEAR, Inc. (a)	171,513	6,829,648
Polycom, Inc. (a)	287,026	5,726,169
		49,206,331
Computers & Peripherals - 2.9%
NCR Corp. (a)	561,900	10,524,387
Quantum Corp. (a)	6,389,825	16,102,359
Super Micro Computer, Inc. (a)	1,001,102	16,898,602
Synaptics, Inc. (a)(d)	340,121	13,030,036
		56,555,384
Electronic Equipment & Components - 0.9%
DDi Corp.	384,113	3,729,737
Fabrinet (a)	835,139	13,754,739
Multi-Fineline Electronix, Inc. (a)	34,915	867,987
		18,352,463
Internet Software & Services - 3.1%
Constant Contact, Inc. (a)(d)	313,789	7,838,449
InfoSpace, Inc. (a)	488,699	6,015,885
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	249,099	$ 10,813,388
Travelzoo, Inc. (a)(d)	173,035	4,466,033
VeriSign, Inc.	361,299	13,389,741
Web.com, Inc. (a)	1,299,218	16,629,990
		59,153,486
IT Services - 1.1%
Cardtronics, Inc. (a)	239,989	6,131,719
Euronet Worldwide, Inc. (a)	588,817	10,810,680
HiSoft Technology International Ltd. ADR (a)(d)	386,924	4,399,326
		21,341,725
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	866,361	5,813,282
Cymer, Inc. (a)	113,500	5,651,165
Entegris, Inc. (a)	602,430	5,771,279
Marvell Technology Group Ltd. (a)	653,856	10,154,384
Micron Technology, Inc. (a)	1,071,888	8,135,630
ON Semiconductor Corp. (a)	646,632	5,625,698
RF Micro Devices, Inc. (a)	2,267,300	11,313,827
Spansion, Inc. Class A (a)	572,744	5,744,622
		58,209,887
Software - 4.2%
Aspen Technology, Inc. (a)	410,473	7,392,619
BroadSoft, Inc. (a)(d)	244,496	6,816,548
Gameloft (a)	578,515	4,017,911
JDA Software Group, Inc. (a)	373,753	11,014,501
Kenexa Corp. (a)	223,950	5,379,279
Mentor Graphics Corp. (a)	358,916	4,978,165
Micro Focus International PLC	1,688,550	11,248,701
Parametric Technology Corp. (a)	746,530	18,790,160
Synchronoss Technologies, Inc. (a)	340,144	11,367,612
		81,005,496
TOTAL INFORMATION TECHNOLOGY		343,824,772
MATERIALS - 4.4%
Chemicals - 1.3%
Cabot Corp.	359,400	13,010,280
Rockwood Holdings, Inc. (a)	249,550	12,602,275
		25,612,555
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.1%
Aptargroup, Inc.	188,400	$ 9,875,928
Rock-Tenn Co. Class A	178,500	11,042,010
		20,917,938
Metals & Mining - 2.0%
Carpenter Technology Corp.	186,587	9,792,086
Coeur d'Alene Mines Corp. (a)	396,700	10,972,722
Compass Minerals International, Inc.	149,500	10,923,965
HudBay Minerals, Inc.	568,900	6,643,549
		38,332,322
TOTAL MATERIALS		84,862,815
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc. (a)	31,988	2,125,603
Wireless Telecommunication Services - 0.8%
Clearwire Corp. Class A (a)	6,379,536	10,781,416
MetroPCS Communications, Inc. (a)	154,900	1,369,316
NII Holdings, Inc. (a)	157,396	3,165,234
		15,315,966
TOTAL TELECOMMUNICATION SERVICES		17,441,569
UTILITIES - 3.2%
Electric Utilities - 1.8%
Cleco Corp.	294,700	11,717,272
Empire District Electric Co.	309,223	6,441,115
IDACORP, Inc.	223,493	9,420,230
PNM Resources, Inc.	380,134	6,770,187
		34,348,804
Gas Utilities - 1.0%
Northwest Natural Gas Co.	224,281	10,664,562
Piedmont Natural Gas Co., Inc. (d)	297,522	9,794,424
		20,458,986
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	222,600	$ 7,822,164
TOTAL UTILITIES		62,629,954
TOTAL COMMON STOCKS (Cost $1,526,657,774)		1,815,453,659
Convertible Preferred Stocks - 0.2%

HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Agios Pharmaceuticals, Inc. Series C (f)	353,944	1,738,254
Merrimack Pharmaceuticals, Inc. Series G (f)	380,800	2,741,760
		4,480,014
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,403,854)		4,480,014
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.04% 2/23/12 to 4/19/12 (e) (Cost $1,949,977)	$ 1,950,000	1,949,928
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	102,990,768	102,990,768
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	21,333,825	21,333,825
TOTAL MONEY MARKET FUNDS (Cost $124,324,593)		124,324,593
Cash Equivalents - 0.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations) # (Cost $16,258,000)	$ 16,258,089	$ 16,258,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,673,594,198)		1,962,466,194
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(21,149,842)
NET ASSETS - 100%		1,941,316,352
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
233 NYFE Russell 2000 Mini Index Contracts	March 2012	$ 18,434,960	$ 1,134,571
The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,949,928.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,480,014 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,738,254
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 2,665,600
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$16,258,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 8,576,107
Barclays Capital, Inc.	4,561,759
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,120,134
$ 16,258,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,441
Fidelity Securities Lending Cash Central Fund	1,270,405
Total	$ 1,316,846
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Western Liberty Bancorp	$ 3,020,000	$ -	$ 2,360,204	$ -	$ -
Total	$ 3,020,000	$ -	$ 2,360,204	$ -	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 254,195,531	$ 254,195,531	$ -	$ -
Consumer Staples	61,673,459	61,673,459	-	-
Energy	125,968,702	125,968,702	-	-
Financials	395,482,068	395,482,068	-	-
Health Care	187,613,618	183,133,604	-	4,480,014
Industrials	286,241,185	286,241,185	-	-
Information Technology	343,824,772	343,824,772	-	-
Materials	84,862,815	84,862,815	-	-
Telecommunication Services	17,441,569	17,441,569	-	-
Utilities	62,629,954	62,629,954	-	-
U.S. Government and Government Agency Obligations	1,949,928	-	1,949,928	-
Money Market Funds	124,324,593	124,324,593	-	-
Cash Equivalents	16,258,000	-	16,258,000	-
Total Investments in Securities:	$ 1,962,466,194	$ 1,939,778,252	$ 18,207,928	$ 4,480,014
Derivative Instruments:
Assets
Futures Contracts	$ 1,134,571	$ 1,134,571	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,665,600
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	76,160
Cost of Purchases	1,738,254
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,480,014
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 76,160

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,134,571	$ -
Total Value of Derivatives	$ 1,134,571	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,697,289 and repurchase agreements of $16,258,000) - See accompanying schedule: Unaffiliated issuers (cost $1,549,269,605)	$ 1,838,141,601
Fidelity Central Funds (cost $124,324,593)	124,324,593
Total Investments (cost $1,673,594,198)		$ 1,962,466,194
Receivable for investments sold		12,703,784
Receivable for fund shares sold		1,285,701
Dividends receivable		919,626
Distributions receivable from Fidelity Central Funds		153,399
Receivable for daily variation margin on futures contracts		16,271
Prepaid expenses		4,601
Other receivables		78,691
Total assets		1,977,628,267

Liabilities
Payable to custodian bank	$ 58,695
Payable for investments purchased	9,733,645
Payable for fund shares redeemed	3,500,547
Accrued management fee	1,386,710
Other affiliated payables	260,711
Other payables and accrued expenses	37,782
Collateral on securities loaned, at value	21,333,825
Total liabilities		36,311,915

Net Assets		$ 1,941,316,352
Net Assets consist of:
Paid in capital		$ 1,650,013,144
Undistributed net investment income		359,607
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		937,587
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		290,006,014
Net Assets		$ 1,941,316,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Series Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($1,265,261,561 ÷ 115,107,478 shares)	$ 10.99

Class F: Net Asset Value, offering price and redemption price per share ($676,054,791 ÷ 61,235,281 shares)	$ 11.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)
Investment Income
Dividends		$ 8,135,256
Special dividends		1,323,041
Interest		209
Income from Fidelity Central Funds (including $1,270,405 from security lending)		1,316,846
Total income		10,775,352

Expenses
Management fee Basic fee	$ 6,250,253
Performance adjustment	1,504,823
Transfer agent fees	1,296,117
Accounting and security lending fees	274,846
Custodian fees and expenses	56,317
Independent trustees' compensation	5,848
Audit	32,988
Legal	3,833
Miscellaneous	7,912
Total expenses before reductions	9,432,937
Expense reductions	(35,605)	9,397,332
Net investment income (loss)		1,378,020
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,814,259
Other affiliated issuers	(7,300,281)
Foreign currency transactions	17,318
Futures contracts	(502,879)
Total net realized gain (loss)		7,028,417
Change in net unrealized appreciation (depreciation) on: Investment securities	(19,016,629)
Assets and liabilities in foreign currencies	(5,629)
Futures contracts	1,126,545
Total change in net unrealized appreciation (depreciation)		(17,895,713)
Net gain (loss)		(10,867,296)
Net increase (decrease) in net assets resulting from operations		$ (9,489,276)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,378,020	$ 32,296
Net realized gain (loss)	7,028,417	321,537,979
Change in net unrealized appreciation (depreciation)	(17,895,713)	104,100,585
Net increase (decrease) in net assets resulting from operations	(9,489,276)	425,670,860
Distributions to shareholders from net investment income	(1,018,413)	-
Distributions to shareholders from net realized gain	(19,349,019)	(6,204,046)
Total distributions	(20,367,432)	(6,204,046)
Share transactions - net increase (decrease)	76,781,989	(63,505,361)
Total increase (decrease) in net assets	46,925,281	355,961,453

Net Assets
Beginning of period	1,894,391,071	1,538,429,618
End of period (including undistributed net investment income of $359,607 and $0, respectively)	$ 1,941,316,352	$ 1,894,391,071

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Small Cap Opportunities

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 8.76	$ 6.94	$ 7.97	$ 9.65	$ 10.00
Income from Investment Operations
Net investment income (loss)D	- G,L	(-) H,L	(.01)	.03	.02	.01
Net realized and unrealized gain (loss)	(.11)	2.50	1.83	(1.02)	(1.66)	(.36)
Total from investment operations	(.11)	2.50	1.82	(.99)	(1.64)	(.35)
Distributions from net investment income	-L	-N	-	(.04)	(.02)	-
Distributions from net realized gain	(.11)	(.04)N	-	-	(.02)	-
Total distributions	(.12)M	(.04)	-	(.04)	(.04)	-
Redemption fees added to paid in capitalK	-	-	-	-	- D,L	- D,L
Net asset value, end of period	$ 10.99	$ 11.22	$ 8.76	$ 6.94	$ 7.97	$ 9.65
Total ReturnB,C	(.87)%	28.50%	26.22%	(12.34)%	(17.10)%	(3.50)%
Ratios to Average Net AssetsE,J
Expenses before reductions	1.13% A	1.10%	1.02%	.93%	.93%	1.00% A
Expenses net of fee waivers, if any	1.13% A	1.10%	1.02%	.93%	.93%	1.00% A
Expenses net of all reductions	1.13% A	1.09%	1.01%	.93%	.92%	.98% A
Net investment income (loss)	.09% A,G	(.04)%H	(.07)%	.49%	.20%	.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,265,262	$ 1,415,570	$ 1,363,646	$ 1,284,079	$ 1,348,258	$ 984,470
Portfolio turnover rate F	59% A	73%	104%	167%	179%	176% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. I For the period March 22, 2007 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The redemption fee was eliminated during the year ended July 31, 2009. L Amount represents less than $.01 per share. M Total distributions of $.12 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.113 per share. N The amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 8.79	$ 6.94	$ 6.24
Income from Investment Operations
Net investment income (loss)D	.02G	.02H	.01	-K
Net realized and unrealized gain (loss)	(.12)	2.50	1.84	.70
Total from investment operations	(.10)	2.52	1.85	.70
Distributions from net investment income	(.01)	-M	-	-
Distributions from net realized gain	(.11)	(.04)M	-	-
Total distributions	(.13)L	(.04)	-	-
Net asset value, end of period	$ 11.04	$ 11.27	$ 8.79	$ 6.94
Total ReturnB,C	(.78)%	28.74%	26.66%	11.22%
Ratios to Average Net AssetsE,J
Expenses before reductions	.92%A	.89%	.78%	.68%A
Expenses net of fee waivers, if any	.92%A	.89%	.78%	.68%A
Expenses net of all reductions	.92%A	88%	77%	68%A
Net investment income (loss)	.30%A,G	.17%H	.17%	.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 676,055	$ 478,821	$ 174,783	$ 197
Portfolio turnover rateF	59%A	73%	104%	167%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .15%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. L Total distributions of $.13 per share is comprised of distributions from net investment income of $.012 and distributions from net realized gain of $.113 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager and, for shares of Series Small Cap Opportunities, FMR investment professionals. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Small Cap Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 377,712,652
Gross unrealized depreciation	(93,223,591)
Net unrealized appreciation (depreciation) on securities and other investments	$ 284,489,061

Tax cost	$ 1,677,977,133

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock markets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period, the Fund recognized net realized gain (loss) of $(502,879) and a change in net unrealized appreciation (depreciation) of $1,126,545 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $512,172,983 and $512,812,218, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Small Cap Opportunities. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Small Cap Opportunities	$ 1,296,117.21

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47,151 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,474 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Security Lending - continued

of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $35,605 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Series Small Cap Opportunities	$ 360,217	$ -
Class F	658,196	-
Total	$ 1,018,413	$ -
From net realized gain
Series Small Cap Opportunities	$ 14,087,548	$ 4,912,757
Class F	5,261,471	1,291,289
Total	$ 19,349,019	$ 6,204,046

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Series Small Cap Opportunities
Shares sold	8,086,833	16,351,707	$ 80,639,379	$ 173,441,686
Reinvestment of distributions	1,501,907	455,386	14,447,765	4,912,757
Shares redeemed	(20,633,228)	(46,302,549)	(208,437,626)	(481,366,419)
Net increase (decrease)	(11,044,488)	(29,495,456)	$ (113,350,482)	$ (303,011,976)
Class F
Shares sold	20,977,648	27,247,978	$ 212,819,309	$ 289,602,420
Reinvestment of distributions	607,120	119,471	5,919,667	1,291,289
Shares redeemed	(2,844,534)	(4,765,328)	(28,606,505)	(51,387,094)
Net increase (decrease)	18,740,234	22,602,121	$ 190,132,471	$ 239,506,615

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At period end, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

SMO-SANN-0312
1.839810.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Small Cap Growth

Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.40%
Actual		$ 1,000.00	$ 968.00	$ 6.93
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.10
Class T	1.65%
Actual		$ 1,000.00	$ 967.10	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,016.84	$ 8.36
Class B	2.14%
Actual		$ 1,000.00	$ 964.30	$ 10.57
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.84
Class C	2.15%
Actual		$ 1,000.00	$ 964.20	$ 10.62
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.89
Small Cap Growth	1.08%
Actual		$ 1,000.00	$ 969.70	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.48
Class F	.84%
Actual		$ 1,000.00	$ 971.00	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.27
Institutional Class	1.11%
Actual		$ 1,000.00	$ 969.10	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Jabil Circuit, Inc.	1.3	1.1
Entegris, Inc.	1.3	1.1
Steven Madden Ltd.	1.3	1.3
Sally Beauty Holdings, Inc.	1.2	1.2
Westport Innovations, Inc.	1.1	0.0
Ebix, Inc.	1.1	0.8
TransDigm Group, Inc.	1.1	0.8
The Cooper Companies, Inc.	1.1	1.2
Hubbell, Inc. Class B	1.1	0.0
Watsco, Inc.	1.1	0.7
	11.7
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.4	26.8
Industrials	17.8	20.1
Consumer Discretionary	16.5	17.0
Health Care	14.2	17.5
Financials	6.8	3.9
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks and Equity Futures 98.4%		Stocks and Equity Futures 98.7%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	12.4%	** Foreign investments	13.7%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.8%
Modine Manufacturing Co. (a)	1,244,000	$ 13,609,360
Tenneco, Inc. (a)	558,000	17,911,800
		31,521,160
Diversified Consumer Services - 0.4%
Steiner Leisure Ltd. (a)	146,907	7,254,268
Hotels, Restaurants & Leisure - 2.1%
Cracker Barrel Old Country Store, Inc.	220,000	11,543,400
Life Time Fitness, Inc. (a)	247,731	12,173,501
Texas Roadhouse, Inc. Class A	825,000	12,507,000
		36,223,901
Household Durables - 1.3%
Lennar Corp. Class A	303,800	6,528,662
Toll Brothers, Inc. (a)	741,300	16,167,753
		22,696,415
Internet & Catalog Retail - 0.4%
Start Today Co. Ltd. (d)	400,000	7,807,950
Multiline Retail - 0.9%
Dollarama, Inc.	374,900	16,169,958
Specialty Retail - 6.9%
Ascena Retail Group, Inc. (a)	520,000	18,392,400
DSW, Inc. Class A	191,800	9,584,246
Group 1 Automotive, Inc.	186,367	9,940,816
Hibbett Sports, Inc. (a)	275,000	13,180,750
Jos. A. Bank Clothiers, Inc. (a)	310,000	14,802,500
Sally Beauty Holdings, Inc. (a)	1,036,000	21,362,320
Signet Jewelers Ltd.	171,100	7,798,738
Tractor Supply Co.	128,000	10,338,560
Vitamin Shoppe, Inc. (a)	349,000	14,916,260
		120,316,590
Textiles, Apparel & Luxury Goods - 2.7%
PVH Corp.	232,559	17,951,229
Steven Madden Ltd. (a)	527,500	21,701,350
Ted Baker PLC	591,073	6,942,235
		46,594,814
TOTAL CONSUMER DISCRETIONARY		288,585,056
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 1.7%
Chefs' Warehouse Holdings (a)	515,000	$ 10,881,950
Fresh Market, Inc. (a)(d)	83,600	3,599,816
Ruddick Corp.	350,000	14,119,000
		28,600,766
Food Products - 0.8%
Calavo Growers, Inc. (d)	525,075	14,282,040
Personal Products - 0.8%
Elizabeth Arden, Inc. (a)	395,000	14,208,150
TOTAL CONSUMER STAPLES		57,090,956
ENERGY - 6.3%
Energy Equipment & Services - 3.8%
Essential Energy Services Ltd. (a)	4,338,800	8,870,147
ION Geophysical Corp. (a)	1,542,023	11,457,231
Newpark Resources, Inc. (a)	1,624,700	13,225,058
Rowan Companies, Inc. (a)	256,000	8,706,560
Western Energy Services Corp. (a)	1,530,000	13,411,818
Xtreme Coil Drilling Corp. (a)	3,000,000	9,603,590
Zedi, Inc. (a)	666,500	498,504
		65,772,908
Oil, Gas & Consumable Fuels - 2.5%
Alpha Natural Resources, Inc. (a)	414,000	8,329,680
Gulfport Energy Corp. (a)	129,700	4,263,239
Petroleum Development Corp. (a)	392,200	12,209,186
Targa Resources Corp.	454,500	18,834,480
		43,636,585
TOTAL ENERGY		109,409,493
FINANCIALS - 6.8%
Commercial Banks - 2.4%
Banco Pine SA	1,618,519	12,181,505
BBCN Bancorp, Inc. (a)	1,000,000	10,120,000
CapitalSource, Inc.	1,800,200	12,439,382
Columbia Banking Systems, Inc.	333,272	6,998,712
		41,739,599
Insurance - 1.1%
Allied World Assurance Co. Holdings Ltd.	300,000	18,459,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 3.3%
CBL & Associates Properties, Inc.	1,022,000	$ 17,752,140
Equity Lifestyle Properties, Inc.	125,000	8,767,500
Highwoods Properties, Inc. (SBI)	419,000	13,864,710
LTC Properties, Inc.	280,000	8,946,000
Rayonier, Inc.	200,000	9,146,000
		58,476,350
TOTAL FINANCIALS		118,674,949
HEALTH CARE - 14.2%
Biotechnology - 2.9%
Alkermes PLC (a)	145,200	2,731,212
AMAG Pharmaceuticals, Inc. (a)	120,200	1,973,684
Ardea Biosciences, Inc. (a)(d)	349,263	6,353,094
ArQule, Inc. (a)	900,000	7,110,000
BioMarin Pharmaceutical, Inc. (a)	190,000	6,777,300
Horizon Pharma, Inc. (d)	550,000	2,183,500
Seattle Genetics, Inc. (a)	330,000	6,246,900
Theravance, Inc. (a)(d)	299,000	5,304,260
United Therapeutics Corp. (a)	229,900	11,306,482
		49,986,432
Health Care Equipment & Supplies - 3.2%
Cyberonics, Inc. (a)	487,000	15,827,500
Sirona Dental Systems, Inc. (a)	195,000	9,428,250
The Cooper Companies, Inc.	270,800	19,535,512
Wright Medical Group, Inc. (a)	625,000	10,593,750
		55,385,012
Health Care Providers & Services - 6.2%
Air Methods Corp. (a)	141,000	11,886,300
Catalyst Health Solutions, Inc. (a)	293,000	16,044,680
Corvel Corp. (a)	287,592	13,999,979
HMS Holdings Corp. (a)	479,008	15,812,054
IPC The Hospitalist Co., Inc. (a)	105,071	3,539,842
MEDNAX, Inc. (a)	180,000	12,819,600
MWI Veterinary Supply, Inc. (a)	197,000	15,466,470
PSS World Medical, Inc. (a)	447,000	10,848,690
Synergy Health PLC	595,411	7,947,975
		108,365,590
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.2%
Epocrates, Inc. (a)	67,158	$ 650,761
Merge Healthcare, Inc. (a)	538,568	2,951,353
Omnicell, Inc. (a)	23,300	360,684
		3,962,798
Pharmaceuticals - 1.7%
Cadence Pharmaceuticals, Inc. (a)	767,693	3,201,280
Dechra Pharmaceuticals PLC	1,470,000	12,185,947
Impax Laboratories, Inc. (a)	370,000	6,981,900
Questcor Pharmaceuticals, Inc. (a)	199,000	7,050,570
		29,419,697
TOTAL HEALTH CARE		247,119,529
INDUSTRIALS - 17.8%
Aerospace & Defense - 3.4%
BE Aerospace, Inc. (a)	390,000	16,458,000
Spirit AeroSystems Holdings, Inc. Class A (a)	200,000	4,548,000
Teledyne Technologies, Inc. (a)	327,000	18,560,520
TransDigm Group, Inc. (a)	189,000	19,756,170
		59,322,690
Building Products - 0.8%
A.O. Smith Corp.	308,000	13,083,840
Construction & Engineering - 2.0%
Foster Wheeler AG (a)	837,400	18,808,004
Outotec Oyj	311,095	16,349,110
		35,157,114
Electrical Equipment - 2.1%
GrafTech International Ltd. (a)	808,000	13,267,360
Hubbell, Inc. Class B	270,000	19,429,200
II-VI, Inc. (a)	193,284	4,447,465
		37,144,025
Machinery - 4.5%
Actuant Corp. Class A	400,000	10,140,000
Blount International, Inc. (a)	774,000	12,709,080
CLARCOR, Inc.	200,000	10,282,000
TriMas Corp. (a)	550,000	11,918,500
Wabtec Corp.	195,000	13,414,050
Westport Innovations, Inc. (a)	484,700	20,163,520
		78,627,150
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 1.1%
Advisory Board Co. (a)	247,000	$ 18,841,160
Trading Companies & Distributors - 3.6%
DXP Enterprises, Inc. (a)	423,839	14,296,089
Rush Enterprises, Inc. Class A (a)	728,254	16,757,125
Watsco, Inc.	279,000	19,242,630
WESCO International, Inc. (a)	205,000	12,890,400
		63,186,244
Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings, Inc. (a)	300,000	4,197,000
TOTAL INDUSTRIALS		309,559,223
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 3.7%
Anaren, Inc. (a)	656,774	11,441,003
Brocade Communications Systems, Inc. (a)	2,500,000	14,025,000
Comtech Telecommunications Corp.	362,777	11,195,298
Parrot SA (a)	400,000	10,829,826
Polycom, Inc. (a)	893,000	17,815,350
		65,306,477
Computers & Peripherals - 1.0%
Super Micro Computer, Inc. (a)	980,923	16,557,980
Electronic Equipment & Components - 3.7%
Fabrinet (a)	558,429	9,197,326
Insight Enterprises, Inc. (a)	837,400	15,458,404
Jabil Circuit, Inc.	1,013,000	22,954,577
OSI Systems, Inc. (a)	314,000	16,871,220
TTM Technologies, Inc. (a)	36,700	450,309
		64,931,836
Internet Software & Services - 4.5%
Ancestry.com, Inc. (a)(d)	400,000	11,840,000
Bankrate, Inc.	450,000	10,525,500
Demand Media, Inc. (d)	1,680,000	10,584,000
InfoSpace, Inc. (a)	860,000	10,586,600
LivePerson, Inc. (a)	960,000	11,520,000
Open Text Corp. (a)	142,000	7,196,649
Perficient, Inc. (a)	978,447	10,890,115
Saba Software, Inc. (a)	500,501	4,974,980
		78,117,844
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.5%
Broadridge Financial Solutions, Inc.	500,000	$ 11,985,000
Higher One Holdings, Inc. (a)(d)	530,000	8,978,200
VeriFone Systems, Inc. (a)	150,000	6,405,000
Virtusa Corp. (a)	915,000	14,630,850
WNS Holdings Ltd. sponsored ADR (a)	168,290	1,637,462
		43,636,512
Semiconductors & Semiconductor Equipment - 2.2%
Cymer, Inc. (a)	306,901	15,280,601
Entegris, Inc. (a)	2,356,500	22,575,270
		37,855,871
Software - 6.8%
Aspen Technology, Inc. (a)	704,000	12,679,040
BroadSoft, Inc. (a)(d)	382,591	10,666,637
CommVault Systems, Inc. (a)	245,000	11,515,000
Ebix, Inc. (d)	797,810	19,769,732
Kenexa Corp. (a)	610,000	14,652,200
MICROS Systems, Inc. (a)	235,000	11,681,850
Royalblue Group PLC	108,700	2,842,053
SolarWinds, Inc. (a)	300,000	9,483,000
Solera Holdings, Inc.	332,000	15,859,640
Sourcefire, Inc. (a)(d)	300,000	9,306,000
		118,455,152
TOTAL INFORMATION TECHNOLOGY		424,861,672
MATERIALS - 3.6%
Chemicals - 2.5%
Innophos Holdings, Inc.	340,000	16,972,800
Rockwood Holdings, Inc. (a)	285,000	14,392,500
Solutia, Inc.	433,700	11,926,750
		43,292,050
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	220,000	9,143,200
Metals & Mining - 0.6%
Carpenter Technology Corp.	218,000	11,440,640
TOTAL MATERIALS		63,875,890
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
AboveNet, Inc. (a)	165,000	$ 10,964,250
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	300,000	6,033,000
TOTAL TELECOMMUNICATION SERVICES		16,997,250
TOTAL COMMON STOCKS (Cost $1,429,065,527)		1,636,174,018
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 2/23/12 (e) (Cost $7,299,818)	$ 7,300,000	7,299,810
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	92,167,955	92,167,955
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	54,743,850	54,743,850
TOTAL MONEY MARKET FUNDS (Cost $146,911,805)		146,911,805
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,583,277,150)		1,790,385,633
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(48,372,593)
NET ASSETS - 100%		$ 1,742,013,040
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,000 NYFE Russell 2000 Mini Index Contracts	March 2012	$ 79,120,000	$ 192,165
The face value of futures purchased as a percentage of net assets is 4.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,299,810.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,779
Fidelity Securities Lending Cash Central Fund	2,823,997
Total	$ 2,854,776
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 16,826,331	$ 5,168,688	$ 10,470,737	$ 307,289	$ -
Perficient, Inc.	17,202,205	2,900,335	9,868,943	-	-
Total	$ 34,028,536	$ 8,069,023	$ 20,339,680	$ 307,289	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 288,585,056	$ 288,585,056	$ -	$ -
Consumer Staples	57,090,956	57,090,956	-	-
Energy	109,409,493	109,409,493	-	-
Financials	118,674,949	118,674,949	-	-
Health Care	247,119,529	247,119,529	-	-
Industrials	309,559,223	309,559,223	-	-
Information Technology	424,861,672	424,861,672	-	-
Materials	63,875,890	63,875,890	-	-
Telecommunication Services	16,997,250	16,997,250	-	-
U.S. Government and Government Agency Obligations	7,299,810	-	7,299,810	-
Money Market Funds	146,911,805	146,911,805	-	-
Total Investments in Securities:	$ 1,790,385,633	$ 1,783,085,823	$ 7,299,810	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 192,165	$ 192,165	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
Equity Risk	Asset	Liability
Futures Contracts (a)	$ 192,165	$ -
Total Value of Derivatives	$ 192,165	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Canada	4.2%
Switzerland	2.2%
United Kingdom	1.8%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,621,626) - See accompanying schedule: Unaffiliated issuers (cost $1,436,365,345)	$ 1,643,473,828
Fidelity Central Funds (cost $146,911,805)	146,911,805
Total Investments (cost $1,583,277,150)		$ 1,790,385,633
Foreign currency held at value (cost $967,552)		968,022
Receivable for investments sold		54,876,970
Receivable for fund shares sold		2,051,195
Dividends receivable		548,358
Distributions receivable from Fidelity Central Funds		381,659
Receivable for daily variation margin on futures contracts		70,000
Prepaid expenses		4,542
Other receivables		76,405
Total assets		1,849,362,784

Liabilities
Payable to custodian bank	$ 569
Payable for investments purchased	44,752,700
Payable for fund shares redeemed	6,452,851
Accrued management fee	1,010,245
Distribution and service plan fees payable	47,095
Other affiliated payables	303,678
Other payables and accrued expenses	38,756
Collateral on securities loaned, at value	54,743,850
Total liabilities		107,349,744

Net Assets		$ 1,742,013,040
Net Assets consist of:
Paid in capital		$ 1,534,220,464
Accumulated net investment loss		(1,995,221)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,494,310
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		207,293,487
Net Assets		$ 1,742,013,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,718,735 ÷ 3,970,826 shares)	$ 15.54

Maximum offering price per share (100/94.25 of $15.54)	$ 16.49
Class T: Net Asset Value and redemption price per share ($27,457,246 ÷ 1,785,592 shares)	$ 15.38

Maximum offering price per share (100/96.50 of $15.38)	$ 15.94
Class B: Net Asset Value and offering price per share ($4,636,163 ÷ 310,381 shares)A	$ 14.94

Class C: Net Asset Value and offering price per share ($23,855,793 ÷ 1,600,037 shares)A	$ 14.91

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,183,821,001 ÷ 74,986,749 shares)	$ 15.79

Class F: Net Asset Value, offering price and redemption price per share ($401,077,656 ÷ 25,247,284 shares)	$ 15.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,446,446 ÷ 2,494,375 shares)	$ 15.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends (including $307,289 earned from other affiliated issuers)		$ 4,663,559
Interest		65
Income from Fidelity Central Funds (including $2,823,997 from security lending)		2,854,776
Total income		7,518,400

Expenses
Management fee Basic fee	$ 5,791,373
Performance adjustment	707,182
Transfer agent fees	1,598,494
Distribution and service plan fees	269,796
Accounting and security lending fees	264,275
Independent trustees' compensation	5,495
Registration fees	76,308
Audit	32,519
Legal	3,692
Total expenses before reductions	8,749,134
Expense reductions	(83,817)	8,665,317
Net investment income (loss)		(1,146,917)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,542,030
Other affiliated issuers	(1,854,112)
Foreign currency transactions	(138,389)
Futures contracts	4,024,161
Total net realized gain (loss)		18,573,690
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,175,941)
Assets and liabilities in foreign currencies	(10,827)
Futures contracts	192,165
Total change in net unrealized appreciation (depreciation)		(77,994,603)
Net gain (loss)		(59,420,913)
Net increase (decrease) in net assets resulting from operations		$ (60,567,830)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,146,917)	$ (3,102,614)
Net realized gain (loss)	18,573,690	221,065,530
Change in net unrealized appreciation (depreciation)	(77,994,603)	210,253,368
Net increase (decrease) in net assets resulting from operations	(60,567,830)	428,216,284
Distributions to shareholders from net realized gain	(34,799,429)	(3,013,255)
Share transactions - net increase (decrease)	(5,937,033)	(17,486,495)
Redemption fees	179,111	229,000
Total increase (decrease) in net assets	(101,125,181)	407,945,534

Net Assets
Beginning of period	1,843,138,221	1,435,192,687
End of period (including accumulated net investment loss of $1,995,221 and accumulated net investment loss of $848,304, respectively)	$ 1,742,013,040	$ 1,843,138,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.42	$ 12.66	$ 10.79	$ 13.20	$ 16.06	$ 12.88
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07) H	(.07) I	(.06)	(.11)	(.12) J
Net realized and unrealized gain (loss)	(.53)	3.84	1.94	(2.35)	(1.73)	3.39
Total from investment operations	(.56)	3.77	1.87	(2.41)	(1.84)	3.27
Distributions from net realized gain	(.32)	(.01) M	-	-	(1.02)	(.09)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 15.54	$ 16.42	$ 12.66	$ 10.79	$ 13.20	$ 16.06
Total Return B, C, D	(3.20)%	29.78%	17.33%	(18.26)%	(12.26)%	25.52%
Ratios to Average Net Assets F, K
Expenses before reductions	1.40% A	1.25%	1.35%	1.33%	1.40%	1.44%
Expenses net of fee waivers, if any	1.40% A	1.25%	1.35%	1.33%	1.40%	1.40%
Expenses net of all reductions	1.38% A	1.23%	1.34%	1.33%	1.39%	1.39%
Net investment income (loss)	(.46)% A	(.47)% H	(.56)% I	(.64)%	(.74)%	(.80)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,719	$ 67,272	$ 50,620	$ 40,211	$ 42,187	$ 33,588
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 12.57	$ 10.74	$ 13.17	$ 16.01	$ 12.86
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11) H	(.10)I	(.09)	(.15)	(.16) J
Net realized and unrealized gain (loss)	(.52)	3.81	1.93	(2.34)	(1.73)	3.38
Total from investment operations	(.57)	3.70	1.83	(2.43)	(1.88)	3.22
Distributions from net realized gain	(.32)	-	-	-	(.96)	(.07)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 15.38	$ 16.27	$ 12.57	$ 10.74	$ 13.17	$ 16.01
Total ReturnB, C, D	(3.29)%	29.44%	17.04%	(18.45)%	(12.50)%	25.18%
Ratios to Average Net Assets F, K
Expenses before reductions	1.65% A	1.50%	1.61%	1.60%	1.65%	1.67%
Expenses net of fee waivers, if any	1.65% A	1.50%	1.61%	1.60%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.49%	1.60%	1.59%	1.65%	1.65%
Net investment income (loss)	(.72)% A	(.73)% H	(.82)% I	(.91)%	(.99)%	(1.05)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,457	$ 30,764	$ 23,930	$ 21,533	$ 21,754	$ 26,419
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.86	$ 12.30	$ 10.57	$ 13.03	$ 15.85	$ 12.78
Income from Investment Operations
Net investment income (loss) E	(.08)	(.18) H	(.16) I	(.13)	(.22)	(.23) J
Net realized and unrealized gain (loss)	(.52)	3.74	1.89	(2.33)	(1.71)	3.36
Total from investment operations	(.60)	3.56	1.73	(2.46)	(1.93)	3.13
Distributions from net realized gain	(.32)	-	-	-	(.89)	(.06)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 14.94	$ 15.86	$ 12.30	$ 10.57	$ 13.03	$ 15.85
Total Return B, C, D	(3.57)%	28.94%	16.37%	(18.88)%	(12.92)%	24.57%
Ratios to Average Net Assets F, K
Expenses before reductions	2.14% A	2.00%	2.11%	2.08%	2.15%	2.20%
Expenses net of fee waivers, if any	2.14% A	2.00%	2.11%	2.08%	2.15%	2.15%
Expenses net of all reductions	2.13% A	1.98%	2.09%	2.08%	2.15%	2.15%
Net investment income (loss)	(1.21)% A	(1.22)% H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,636	$ 5,295	$ 5,142	$ 4,171	$ 5,517	$ 6,242
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.83	$ 12.28	$ 10.55	$ 13.00	$ 15.84	$ 12.77
Income from Investment Operations
Net investment income (loss) E	(.08)	(.18) H	(.16) I	(.13)	(.22)	(.23) J
Net realized and unrealized gain (loss)	(.52)	3.73	1.89	(2.32)	(1.71)	3.36
Total from investment operations	(.60)	3.55	1.73	(2.45)	(1.93)	3.13
Distributions from net realized gain	(.32)	-	-	-	(.91)	(.06)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 14.91	$ 15.83	$ 12.28	$ 10.55	$ 13.00	$ 15.84
Total Return B, C, D	(3.58)%	28.91%	16.40%	(18.85)%	(12.94)%	24.59%
Ratios to Average Net Assets F, K
Expenses before reductions	2.15% A	2.00%	2.11%	2.08%	2.15%	2.20%
Expenses net of fee waivers, if any	2.15% A	2.00%	2.11%	2.08%	2.15%	2.15%
Expenses net of all reductions	2.13% A	1.98%	2.09%	2.07%	2.14%	2.14%
Net investment income (loss)	(1.21)% A	(1.22)% H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,856	$ 24,914	$ 18,091	$ 14,267	$ 15,946	$ 22,348
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 12.81	$ 10.89	$ 13.29	$ 16.15	$ 12.93
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03) G	(.04) H	(.04)	(.07)	(.08) I
Net realized and unrealized gain (loss)	(.53)	3.90	1.96	(2.36)	(1.74)	3.40
Total from investment operations	(.54)	3.87	1.92	(2.40)	(1.81)	3.32
Distributions from net realized gain	(.32)	(.03) L	-	-	(1.05)	(.10)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 15.79	$ 16.65	$ 12.81	$ 10.89	$ 13.29	$ 16.15
Total Return B, C	(3.03)%	30.20%	17.63%	(18.06)%	(11.98)%	25.84%
Ratios to Average Net Assets E, J
Expenses before reductions	1.08% A	.95%	1.08%	1.08%	1.11%	1.10%
Expenses net of fee waivers, if any	1.08% A	.95%	1.08%	1.08%	1.11%	1.10%
Expenses net of all reductions	1.07% A	.93%	1.07%	1.08%	1.10%	1.09%
Net investment income (loss)	(.15)% A	(.17)% G	(.29)% H	(.39)%	(.45)%	(.50)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,183,821	$ 1,382,688	$ 1,204,818	$ 1,085,184	$ 1,217,520	$ 1,149,809
Portfolio turnover rate F	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.73	$ 12.85	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.01	.01 H	- I, L	(.01)
Net realized and unrealized gain (loss)	(.53)	3.91	1.95	.88
Total from investment operations	(.52)	3.92	1.95	.87
Distributions from net realized gain	(.32)	(.04) M	-	-
Redemption fees added to paid in capital D, L	-	-	-	-
Net asset value, end of period	$ 15.89	$ 16.73	$ 12.85	$ 10.90
Total Return B, C	(2.90)%	30.56%	17.89%	8.67%
Ratios to Average Net Assets E, K
Expenses before reductions	.84% A	.70%	.78%	.74% A
Expenses net of fee waivers, if any	.84% A	.70%	.78%	.74% A
Expenses net of all reductions	.83% A	.68%	.77%	.73% A
Net investment income (loss)	.09% A	.08% H	-% G, I	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,078	$ 290,765	$ 106,941	$ 159
Portfolio turnover rate F	136% A	106%	105%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.68	$ 12.83	$ 10.91	$ 13.30	$ 16.15	$ 12.92
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03) G	(.03) H	(.03)	(.06)	(.07) I
Net realized and unrealized gain (loss)	(.54)	3.91	1.95	(2.36)	(1.74)	3.41
Total from investment operations	(.55)	3.88	1.92	(2.39)	(1.80)	3.34
Distributions from net realized gain	(.32)	(.03) K	-	-	(1.05)	(.11)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 15.81	$ 16.68	$ 12.83	$ 10.91	$ 13.30	$ 16.15
Total Return B, C	(3.09)%	30.24%	17.60%	(17.97)%	(11.93)%	25.99%
Ratios to Average Net Assets E, J
Expenses before reductions	1.11% A	.94%	1.03%	1.05%	1.04%	1.05%
Expenses net of fee waivers, if any	1.11% A	.94%	1.03%	1.05%	1.04%	1.05%
Expenses net of all reductions	1.10% A	.93%	1.02%	1.04%	1.03%	1.05%
Net investment income (loss)	(.18)% A	(.17)% G	(.24)% H	(.36)%	(.38)%	(.46)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,446	$ 41,440	$ 25,650	$ 19,204	$ 22,444	$ 18,671
Portfolio turnover rate F	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity® Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 252,506,620
Gross unrealized depreciation	(50,384,829)
Net unrealized appreciation (depreciation) on securities and other investments	$ 202,121,791
Tax cost	$ 1,588,263,842

The Fund intends to elect to defer to its fiscal year ending July 31, 2012 approximately $848,304 of currency losses recognized during the period November 1, 2010 to July 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments variation margin are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,024,161 and a change in net unrealized appreciation (depreciation) of $192,165 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,103,583,096 and $1,222,225,338, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 72,929	$ 1,626
Class T	.25%	.25%	65,842	-
Class B	.75%	.25%	22,469	16,852
Class C	.75%	.25%	108,556	20,033
			$ 269,796	$ 38,511

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,601
Class T	2,209
Class B*	3,893
Class C*	1,901
$ 12,604

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 88,069.30
Class T	40,770.31
Class B	6,750.30
Class C	32,667.30
Small Cap Growth	1,380,680.24
Institutional Class	49,558.27
	$ 1,598,494

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $67,747 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,327 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,899,808. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $27,226 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $83,817 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net realized gain
Class A	$ 1,262,924	$ 40,130
Class T	573,407	-
Class B	101,910	-
Class C	481,854	-
Small Cap Growth	25,434,274	2,420,020
Class F	6,152,820	492,928
Institutional Class	792,240	60,177
Total	$ 34,799,429	$ 3,013,255

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	572,746	1,459,436	$ 8,320,416	$ 22,640,692
Reinvestment of distributions	85,896	2,323	1,194,285	36,172
Shares redeemed	(784,049)	(1,364,690)	(11,395,250)	(20,977,078)
Net increase (decrease)	(125,407)	97,069	$ (1,880,549)	$ 1,699,786
Class T
Shares sold	145,630	420,613	$ 2,106,118	$ 6,491,294
Reinvestment of distributions	38,774	-	533,890	-
Shares redeemed	(289,373)	(434,512)	(4,124,620)	(6,714,256)
Net increase (decrease)	(104,969)	(13,899)	$ (1,484,612)	$ (222,962)
Class B
Shares sold	7,487	25,204	$ 106,396	$ 366,276
Reinvestment of distributions	7,173	-	96,091	-
Shares redeemed	(38,240)	(109,118)	(533,021)	(1,597,390)
Net increase (decrease)	(23,580)	(83,914)	$ (330,534)	$ (1,231,114)
Class C
Shares sold	221,401	469,568	$ 3,147,700	$ 7,154,653
Reinvestment of distributions	33,110	-	443,092	-
Shares redeemed	(228,620)	(368,398)	(3,163,309)	(5,494,248)
Net increase (decrease)	25,891	101,170	$ 427,483	$ 1,660,405

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Small Cap Growth
Shares sold	7,365,218	19,971,507	$ 108,678,938	$ 315,167,556
Reinvestment of distributions	1,774,193	153,921	25,023,264	2,384,001
Shares redeemed	(17,201,403)	(31,144,660)	(252,657,502)	(483,710,319)
Net increase (decrease)	(8,061,992)	(11,019,232)	$ (118,955,300)	$ (166,158,762)
Class F
Shares sold	8,575,077	11,382,202	$ 126,763,266	$ 176,012,143
Reinvestment of distributions	432,802	31,816	6,152,820	492,928
Shares redeemed	(1,138,704)	(2,356,621)	(16,794,218)	(37,493,486)
Net increase (decrease)	7,869,175	9,057,397	$ 116,121,868	$ 139,011,585
Institutional Class
Shares sold	592,919	1,038,111	$ 8,818,174	$ 16,415,657
Reinvestment of distributions	44,186	2,532	624,723	39,301
Shares redeemed	(627,210)	(555,221)	(9,278,286)	(8,700,391)
Net increase (decrease)	9,895	485,422	$ 164,611	$ 7,754,567

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 56% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCP-USAN-0312
1.803699.107

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Small Cap Growth

Fund
Class F

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

p20

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.40%
Actual		$ 1,000.00	$ 968.00	$ 6.93
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.10
Class T	1.65%
Actual		$ 1,000.00	$ 967.10	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,016.84	$ 8.36
Class B	2.14%
Actual		$ 1,000.00	$ 964.30	$ 10.57
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.84
Class C	2.15%
Actual		$ 1,000.00	$ 964.20	$ 10.62
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.89
Small Cap Growth	1.08%
Actual		$ 1,000.00	$ 969.70	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.48
Class F	.84%
Actual		$ 1,000.00	$ 971.00	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.27
Institutional Class	1.11%
Actual		$ 1,000.00	$ 969.10	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Jabil Circuit, Inc.	1.3	1.1
Entegris, Inc.	1.3	1.1
Steven Madden Ltd.	1.3	1.3
Sally Beauty Holdings, Inc.	1.2	1.2
Westport Innovations, Inc.	1.1	0.0
Ebix, Inc.	1.1	0.8
TransDigm Group, Inc.	1.1	0.8
The Cooper Companies, Inc.	1.1	1.2
Hubbell, Inc. Class B	1.1	0.0
Watsco, Inc.	1.1	0.7
	11.7
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.4	26.8
Industrials	17.8	20.1
Consumer Discretionary	16.5	17.0
Health Care	14.2	17.5
Financials	6.8	3.9
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks and Equity Futures 98.4%		Stocks and Equity Futures 98.7%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	12.4%	** Foreign investments	13.7%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.8%
Modine Manufacturing Co. (a)	1,244,000	$ 13,609,360
Tenneco, Inc. (a)	558,000	17,911,800
		31,521,160
Diversified Consumer Services - 0.4%
Steiner Leisure Ltd. (a)	146,907	7,254,268
Hotels, Restaurants & Leisure - 2.1%
Cracker Barrel Old Country Store, Inc.	220,000	11,543,400
Life Time Fitness, Inc. (a)	247,731	12,173,501
Texas Roadhouse, Inc. Class A	825,000	12,507,000
		36,223,901
Household Durables - 1.3%
Lennar Corp. Class A	303,800	6,528,662
Toll Brothers, Inc. (a)	741,300	16,167,753
		22,696,415
Internet & Catalog Retail - 0.4%
Start Today Co. Ltd. (d)	400,000	7,807,950
Multiline Retail - 0.9%
Dollarama, Inc.	374,900	16,169,958
Specialty Retail - 6.9%
Ascena Retail Group, Inc. (a)	520,000	18,392,400
DSW, Inc. Class A	191,800	9,584,246
Group 1 Automotive, Inc.	186,367	9,940,816
Hibbett Sports, Inc. (a)	275,000	13,180,750
Jos. A. Bank Clothiers, Inc. (a)	310,000	14,802,500
Sally Beauty Holdings, Inc. (a)	1,036,000	21,362,320
Signet Jewelers Ltd.	171,100	7,798,738
Tractor Supply Co.	128,000	10,338,560
Vitamin Shoppe, Inc. (a)	349,000	14,916,260
		120,316,590
Textiles, Apparel & Luxury Goods - 2.7%
PVH Corp.	232,559	17,951,229
Steven Madden Ltd. (a)	527,500	21,701,350
Ted Baker PLC	591,073	6,942,235
		46,594,814
TOTAL CONSUMER DISCRETIONARY		288,585,056
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 1.7%
Chefs' Warehouse Holdings (a)	515,000	$ 10,881,950
Fresh Market, Inc. (a)(d)	83,600	3,599,816
Ruddick Corp.	350,000	14,119,000
		28,600,766
Food Products - 0.8%
Calavo Growers, Inc. (d)	525,075	14,282,040
Personal Products - 0.8%
Elizabeth Arden, Inc. (a)	395,000	14,208,150
TOTAL CONSUMER STAPLES		57,090,956
ENERGY - 6.3%
Energy Equipment & Services - 3.8%
Essential Energy Services Ltd. (a)	4,338,800	8,870,147
ION Geophysical Corp. (a)	1,542,023	11,457,231
Newpark Resources, Inc. (a)	1,624,700	13,225,058
Rowan Companies, Inc. (a)	256,000	8,706,560
Western Energy Services Corp. (a)	1,530,000	13,411,818
Xtreme Coil Drilling Corp. (a)	3,000,000	9,603,590
Zedi, Inc. (a)	666,500	498,504
		65,772,908
Oil, Gas & Consumable Fuels - 2.5%
Alpha Natural Resources, Inc. (a)	414,000	8,329,680
Gulfport Energy Corp. (a)	129,700	4,263,239
Petroleum Development Corp. (a)	392,200	12,209,186
Targa Resources Corp.	454,500	18,834,480
		43,636,585
TOTAL ENERGY		109,409,493
FINANCIALS - 6.8%
Commercial Banks - 2.4%
Banco Pine SA	1,618,519	12,181,505
BBCN Bancorp, Inc. (a)	1,000,000	10,120,000
CapitalSource, Inc.	1,800,200	12,439,382
Columbia Banking Systems, Inc.	333,272	6,998,712
		41,739,599
Insurance - 1.1%
Allied World Assurance Co. Holdings Ltd.	300,000	18,459,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 3.3%
CBL & Associates Properties, Inc.	1,022,000	$ 17,752,140
Equity Lifestyle Properties, Inc.	125,000	8,767,500
Highwoods Properties, Inc. (SBI)	419,000	13,864,710
LTC Properties, Inc.	280,000	8,946,000
Rayonier, Inc.	200,000	9,146,000
		58,476,350
TOTAL FINANCIALS		118,674,949
HEALTH CARE - 14.2%
Biotechnology - 2.9%
Alkermes PLC (a)	145,200	2,731,212
AMAG Pharmaceuticals, Inc. (a)	120,200	1,973,684
Ardea Biosciences, Inc. (a)(d)	349,263	6,353,094
ArQule, Inc. (a)	900,000	7,110,000
BioMarin Pharmaceutical, Inc. (a)	190,000	6,777,300
Horizon Pharma, Inc. (d)	550,000	2,183,500
Seattle Genetics, Inc. (a)	330,000	6,246,900
Theravance, Inc. (a)(d)	299,000	5,304,260
United Therapeutics Corp. (a)	229,900	11,306,482
		49,986,432
Health Care Equipment & Supplies - 3.2%
Cyberonics, Inc. (a)	487,000	15,827,500
Sirona Dental Systems, Inc. (a)	195,000	9,428,250
The Cooper Companies, Inc.	270,800	19,535,512
Wright Medical Group, Inc. (a)	625,000	10,593,750
		55,385,012
Health Care Providers & Services - 6.2%
Air Methods Corp. (a)	141,000	11,886,300
Catalyst Health Solutions, Inc. (a)	293,000	16,044,680
Corvel Corp. (a)	287,592	13,999,979
HMS Holdings Corp. (a)	479,008	15,812,054
IPC The Hospitalist Co., Inc. (a)	105,071	3,539,842
MEDNAX, Inc. (a)	180,000	12,819,600
MWI Veterinary Supply, Inc. (a)	197,000	15,466,470
PSS World Medical, Inc. (a)	447,000	10,848,690
Synergy Health PLC	595,411	7,947,975
		108,365,590
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.2%
Epocrates, Inc. (a)	67,158	$ 650,761
Merge Healthcare, Inc. (a)	538,568	2,951,353
Omnicell, Inc. (a)	23,300	360,684
		3,962,798
Pharmaceuticals - 1.7%
Cadence Pharmaceuticals, Inc. (a)	767,693	3,201,280
Dechra Pharmaceuticals PLC	1,470,000	12,185,947
Impax Laboratories, Inc. (a)	370,000	6,981,900
Questcor Pharmaceuticals, Inc. (a)	199,000	7,050,570
		29,419,697
TOTAL HEALTH CARE		247,119,529
INDUSTRIALS - 17.8%
Aerospace & Defense - 3.4%
BE Aerospace, Inc. (a)	390,000	16,458,000
Spirit AeroSystems Holdings, Inc. Class A (a)	200,000	4,548,000
Teledyne Technologies, Inc. (a)	327,000	18,560,520
TransDigm Group, Inc. (a)	189,000	19,756,170
		59,322,690
Building Products - 0.8%
A.O. Smith Corp.	308,000	13,083,840
Construction & Engineering - 2.0%
Foster Wheeler AG (a)	837,400	18,808,004
Outotec Oyj	311,095	16,349,110
		35,157,114
Electrical Equipment - 2.1%
GrafTech International Ltd. (a)	808,000	13,267,360
Hubbell, Inc. Class B	270,000	19,429,200
II-VI, Inc. (a)	193,284	4,447,465
		37,144,025
Machinery - 4.5%
Actuant Corp. Class A	400,000	10,140,000
Blount International, Inc. (a)	774,000	12,709,080
CLARCOR, Inc.	200,000	10,282,000
TriMas Corp. (a)	550,000	11,918,500
Wabtec Corp.	195,000	13,414,050
Westport Innovations, Inc. (a)	484,700	20,163,520
		78,627,150
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 1.1%
Advisory Board Co. (a)	247,000	$ 18,841,160
Trading Companies & Distributors - 3.6%
DXP Enterprises, Inc. (a)	423,839	14,296,089
Rush Enterprises, Inc. Class A (a)	728,254	16,757,125
Watsco, Inc.	279,000	19,242,630
WESCO International, Inc. (a)	205,000	12,890,400
		63,186,244
Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings, Inc. (a)	300,000	4,197,000
TOTAL INDUSTRIALS		309,559,223
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 3.7%
Anaren, Inc. (a)	656,774	11,441,003
Brocade Communications Systems, Inc. (a)	2,500,000	14,025,000
Comtech Telecommunications Corp.	362,777	11,195,298
Parrot SA (a)	400,000	10,829,826
Polycom, Inc. (a)	893,000	17,815,350
		65,306,477
Computers & Peripherals - 1.0%
Super Micro Computer, Inc. (a)	980,923	16,557,980
Electronic Equipment & Components - 3.7%
Fabrinet (a)	558,429	9,197,326
Insight Enterprises, Inc. (a)	837,400	15,458,404
Jabil Circuit, Inc.	1,013,000	22,954,577
OSI Systems, Inc. (a)	314,000	16,871,220
TTM Technologies, Inc. (a)	36,700	450,309
		64,931,836
Internet Software & Services - 4.5%
Ancestry.com, Inc. (a)(d)	400,000	11,840,000
Bankrate, Inc.	450,000	10,525,500
Demand Media, Inc. (d)	1,680,000	10,584,000
InfoSpace, Inc. (a)	860,000	10,586,600
LivePerson, Inc. (a)	960,000	11,520,000
Open Text Corp. (a)	142,000	7,196,649
Perficient, Inc. (a)	978,447	10,890,115
Saba Software, Inc. (a)	500,501	4,974,980
		78,117,844
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.5%
Broadridge Financial Solutions, Inc.	500,000	$ 11,985,000
Higher One Holdings, Inc. (a)(d)	530,000	8,978,200
VeriFone Systems, Inc. (a)	150,000	6,405,000
Virtusa Corp. (a)	915,000	14,630,850
WNS Holdings Ltd. sponsored ADR (a)	168,290	1,637,462
		43,636,512
Semiconductors & Semiconductor Equipment - 2.2%
Cymer, Inc. (a)	306,901	15,280,601
Entegris, Inc. (a)	2,356,500	22,575,270
		37,855,871
Software - 6.8%
Aspen Technology, Inc. (a)	704,000	12,679,040
BroadSoft, Inc. (a)(d)	382,591	10,666,637
CommVault Systems, Inc. (a)	245,000	11,515,000
Ebix, Inc. (d)	797,810	19,769,732
Kenexa Corp. (a)	610,000	14,652,200
MICROS Systems, Inc. (a)	235,000	11,681,850
Royalblue Group PLC	108,700	2,842,053
SolarWinds, Inc. (a)	300,000	9,483,000
Solera Holdings, Inc.	332,000	15,859,640
Sourcefire, Inc. (a)(d)	300,000	9,306,000
		118,455,152
TOTAL INFORMATION TECHNOLOGY		424,861,672
MATERIALS - 3.6%
Chemicals - 2.5%
Innophos Holdings, Inc.	340,000	16,972,800
Rockwood Holdings, Inc. (a)	285,000	14,392,500
Solutia, Inc.	433,700	11,926,750
		43,292,050
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	220,000	9,143,200
Metals & Mining - 0.6%
Carpenter Technology Corp.	218,000	11,440,640
TOTAL MATERIALS		63,875,890
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
AboveNet, Inc. (a)	165,000	$ 10,964,250
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	300,000	6,033,000
TOTAL TELECOMMUNICATION SERVICES		16,997,250
TOTAL COMMON STOCKS (Cost $1,429,065,527)		1,636,174,018
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 2/23/12 (e) (Cost $7,299,818)	$ 7,300,000	7,299,810
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	92,167,955	92,167,955
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	54,743,850	54,743,850
TOTAL MONEY MARKET FUNDS (Cost $146,911,805)		146,911,805
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,583,277,150)		1,790,385,633
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(48,372,593)
NET ASSETS - 100%		$ 1,742,013,040
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,000 NYFE Russell 2000 Mini Index Contracts	March 2012	$ 79,120,000	$ 192,165
The face value of futures purchased as a percentage of net assets is 4.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,299,810.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,779
Fidelity Securities Lending Cash Central Fund	2,823,997
Total	$ 2,854,776
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 16,826,331	$ 5,168,688	$ 10,470,737	$ 307,289	$ -
Perficient, Inc.	17,202,205	2,900,335	9,868,943	-	-
Total	$ 34,028,536	$ 8,069,023	$ 20,339,680	$ 307,289	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 288,585,056	$ 288,585,056	$ -	$ -
Consumer Staples	57,090,956	57,090,956	-	-
Energy	109,409,493	109,409,493	-	-
Financials	118,674,949	118,674,949	-	-
Health Care	247,119,529	247,119,529	-	-
Industrials	309,559,223	309,559,223	-	-
Information Technology	424,861,672	424,861,672	-	-
Materials	63,875,890	63,875,890	-	-
Telecommunication Services	16,997,250	16,997,250	-	-
U.S. Government and Government Agency Obligations	7,299,810	-	7,299,810	-
Money Market Funds	146,911,805	146,911,805	-	-
Total Investments in Securities:	$ 1,790,385,633	$ 1,783,085,823	$ 7,299,810	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 192,165	$ 192,165	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
Equity Risk	Asset	Liability
Futures Contracts (a)	$ 192,165	$ -
Total Value of Derivatives	$ 192,165	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Canada	4.2%
Switzerland	2.2%
United Kingdom	1.8%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,621,626) - See accompanying schedule: Unaffiliated issuers (cost $1,436,365,345)	$ 1,643,473,828
Fidelity Central Funds (cost $146,911,805)	146,911,805
Total Investments (cost $1,583,277,150)		$ 1,790,385,633
Foreign currency held at value (cost $967,552)		968,022
Receivable for investments sold		54,876,970
Receivable for fund shares sold		2,051,195
Dividends receivable		548,358
Distributions receivable from Fidelity Central Funds		381,659
Receivable for daily variation margin on futures contracts		70,000
Prepaid expenses		4,542
Other receivables		76,405
Total assets		1,849,362,784

Liabilities
Payable to custodian bank	$ 569
Payable for investments purchased	44,752,700
Payable for fund shares redeemed	6,452,851
Accrued management fee	1,010,245
Distribution and service plan fees payable	47,095
Other affiliated payables	303,678
Other payables and accrued expenses	38,756
Collateral on securities loaned, at value	54,743,850
Total liabilities		107,349,744

Net Assets		$ 1,742,013,040
Net Assets consist of:
Paid in capital		$ 1,534,220,464
Accumulated net investment loss		(1,995,221)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,494,310
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		207,293,487
Net Assets		$ 1,742,013,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,718,735 ÷ 3,970,826 shares)	$ 15.54

Maximum offering price per share (100/94.25 of $15.54)	$ 16.49
Class T: Net Asset Value and redemption price per share ($27,457,246 ÷ 1,785,592 shares)	$ 15.38

Maximum offering price per share (100/96.50 of $15.38)	$ 15.94
Class B: Net Asset Value and offering price per share ($4,636,163 ÷ 310,381 shares)A	$ 14.94

Class C: Net Asset Value and offering price per share ($23,855,793 ÷ 1,600,037 shares)A	$ 14.91

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,183,821,001 ÷ 74,986,749 shares)	$ 15.79

Class F: Net Asset Value, offering price and redemption price per share ($401,077,656 ÷ 25,247,284 shares)	$ 15.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,446,446 ÷ 2,494,375 shares)	$ 15.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends (including $307,289 earned from other affiliated issuers)		$ 4,663,559
Interest		65
Income from Fidelity Central Funds (including $2,823,997 from security lending)		2,854,776
Total income		7,518,400

Expenses
Management fee Basic fee	$ 5,791,373
Performance adjustment	707,182
Transfer agent fees	1,598,494
Distribution and service plan fees	269,796
Accounting and security lending fees	264,275
Independent trustees' compensation	5,495
Registration fees	76,308
Audit	32,519
Legal	3,692
Total expenses before reductions	8,749,134
Expense reductions	(83,817)	8,665,317
Net investment income (loss)		(1,146,917)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,542,030
Other affiliated issuers	(1,854,112)
Foreign currency transactions	(138,389)
Futures contracts	4,024,161
Total net realized gain (loss)		18,573,690
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,175,941)
Assets and liabilities in foreign currencies	(10,827)
Futures contracts	192,165
Total change in net unrealized appreciation (depreciation)		(77,994,603)
Net gain (loss)		(59,420,913)
Net increase (decrease) in net assets resulting from operations		$ (60,567,830)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,146,917)	$ (3,102,614)
Net realized gain (loss)	18,573,690	221,065,530
Change in net unrealized appreciation (depreciation)	(77,994,603)	210,253,368
Net increase (decrease) in net assets resulting from operations	(60,567,830)	428,216,284
Distributions to shareholders from net realized gain	(34,799,429)	(3,013,255)
Share transactions - net increase (decrease)	(5,937,033)	(17,486,495)
Redemption fees	179,111	229,000
Total increase (decrease) in net assets	(101,125,181)	407,945,534

Net Assets
Beginning of period	1,843,138,221	1,435,192,687
End of period (including accumulated net investment loss of $1,995,221 and accumulated net investment loss of $848,304, respectively)	$ 1,742,013,040	$ 1,843,138,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.42	$ 12.66	$ 10.79	$ 13.20	$ 16.06	$ 12.88
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07) H	(.07) I	(.06)	(.11)	(.12) J
Net realized and unrealized gain (loss)	(.53)	3.84	1.94	(2.35)	(1.73)	3.39
Total from investment operations	(.56)	3.77	1.87	(2.41)	(1.84)	3.27
Distributions from net realized gain	(.32)	(.01) M	-	-	(1.02)	(.09)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 15.54	$ 16.42	$ 12.66	$ 10.79	$ 13.20	$ 16.06
Total Return B, C, D	(3.20)%	29.78%	17.33%	(18.26)%	(12.26)%	25.52%
Ratios to Average Net Assets F, K
Expenses before reductions	1.40% A	1.25%	1.35%	1.33%	1.40%	1.44%
Expenses net of fee waivers, if any	1.40% A	1.25%	1.35%	1.33%	1.40%	1.40%
Expenses net of all reductions	1.38% A	1.23%	1.34%	1.33%	1.39%	1.39%
Net investment income (loss)	(.46)% A	(.47)% H	(.56)% I	(.64)%	(.74)%	(.80)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,719	$ 67,272	$ 50,620	$ 40,211	$ 42,187	$ 33,588
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 12.57	$ 10.74	$ 13.17	$ 16.01	$ 12.86
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11) H	(.10)I	(.09)	(.15)	(.16) J
Net realized and unrealized gain (loss)	(.52)	3.81	1.93	(2.34)	(1.73)	3.38
Total from investment operations	(.57)	3.70	1.83	(2.43)	(1.88)	3.22
Distributions from net realized gain	(.32)	-	-	-	(.96)	(.07)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 15.38	$ 16.27	$ 12.57	$ 10.74	$ 13.17	$ 16.01
Total ReturnB, C, D	(3.29)%	29.44%	17.04%	(18.45)%	(12.50)%	25.18%
Ratios to Average Net Assets F, K
Expenses before reductions	1.65% A	1.50%	1.61%	1.60%	1.65%	1.67%
Expenses net of fee waivers, if any	1.65% A	1.50%	1.61%	1.60%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.49%	1.60%	1.59%	1.65%	1.65%
Net investment income (loss)	(.72)% A	(.73)% H	(.82)% I	(.91)%	(.99)%	(1.05)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,457	$ 30,764	$ 23,930	$ 21,533	$ 21,754	$ 26,419
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.86	$ 12.30	$ 10.57	$ 13.03	$ 15.85	$ 12.78
Income from Investment Operations
Net investment income (loss) E	(.08)	(.18) H	(.16) I	(.13)	(.22)	(.23) J
Net realized and unrealized gain (loss)	(.52)	3.74	1.89	(2.33)	(1.71)	3.36
Total from investment operations	(.60)	3.56	1.73	(2.46)	(1.93)	3.13
Distributions from net realized gain	(.32)	-	-	-	(.89)	(.06)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 14.94	$ 15.86	$ 12.30	$ 10.57	$ 13.03	$ 15.85
Total Return B, C, D	(3.57)%	28.94%	16.37%	(18.88)%	(12.92)%	24.57%
Ratios to Average Net Assets F, K
Expenses before reductions	2.14% A	2.00%	2.11%	2.08%	2.15%	2.20%
Expenses net of fee waivers, if any	2.14% A	2.00%	2.11%	2.08%	2.15%	2.15%
Expenses net of all reductions	2.13% A	1.98%	2.09%	2.08%	2.15%	2.15%
Net investment income (loss)	(1.21)% A	(1.22)% H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,636	$ 5,295	$ 5,142	$ 4,171	$ 5,517	$ 6,242
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.83	$ 12.28	$ 10.55	$ 13.00	$ 15.84	$ 12.77
Income from Investment Operations
Net investment income (loss) E	(.08)	(.18) H	(.16) I	(.13)	(.22)	(.23) J
Net realized and unrealized gain (loss)	(.52)	3.73	1.89	(2.32)	(1.71)	3.36
Total from investment operations	(.60)	3.55	1.73	(2.45)	(1.93)	3.13
Distributions from net realized gain	(.32)	-	-	-	(.91)	(.06)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 14.91	$ 15.83	$ 12.28	$ 10.55	$ 13.00	$ 15.84
Total Return B, C, D	(3.58)%	28.91%	16.40%	(18.85)%	(12.94)%	24.59%
Ratios to Average Net Assets F, K
Expenses before reductions	2.15% A	2.00%	2.11%	2.08%	2.15%	2.20%
Expenses net of fee waivers, if any	2.15% A	2.00%	2.11%	2.08%	2.15%	2.15%
Expenses net of all reductions	2.13% A	1.98%	2.09%	2.07%	2.14%	2.14%
Net investment income (loss)	(1.21)% A	(1.22)% H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,856	$ 24,914	$ 18,091	$ 14,267	$ 15,946	$ 22,348
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 12.81	$ 10.89	$ 13.29	$ 16.15	$ 12.93
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03) G	(.04) H	(.04)	(.07)	(.08) I
Net realized and unrealized gain (loss)	(.53)	3.90	1.96	(2.36)	(1.74)	3.40
Total from investment operations	(.54)	3.87	1.92	(2.40)	(1.81)	3.32
Distributions from net realized gain	(.32)	(.03) L	-	-	(1.05)	(.10)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 15.79	$ 16.65	$ 12.81	$ 10.89	$ 13.29	$ 16.15
Total Return B, C	(3.03)%	30.20%	17.63%	(18.06)%	(11.98)%	25.84%
Ratios to Average Net Assets E, J
Expenses before reductions	1.08% A	.95%	1.08%	1.08%	1.11%	1.10%
Expenses net of fee waivers, if any	1.08% A	.95%	1.08%	1.08%	1.11%	1.10%
Expenses net of all reductions	1.07% A	.93%	1.07%	1.08%	1.10%	1.09%
Net investment income (loss)	(.15)% A	(.17)% G	(.29)% H	(.39)%	(.45)%	(.50)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,183,821	$ 1,382,688	$ 1,204,818	$ 1,085,184	$ 1,217,520	$ 1,149,809
Portfolio turnover rate F	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.73	$ 12.85	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.01	.01 H	- I, L	(.01)
Net realized and unrealized gain (loss)	(.53)	3.91	1.95	.88
Total from investment operations	(.52)	3.92	1.95	.87
Distributions from net realized gain	(.32)	(.04) M	-	-
Redemption fees added to paid in capital D, L	-	-	-	-
Net asset value, end of period	$ 15.89	$ 16.73	$ 12.85	$ 10.90
Total Return B, C	(2.90)%	30.56%	17.89%	8.67%
Ratios to Average Net Assets E, K
Expenses before reductions	.84% A	.70%	.78%	.74% A
Expenses net of fee waivers, if any	.84% A	.70%	.78%	.74% A
Expenses net of all reductions	.83% A	.68%	.77%	.73% A
Net investment income (loss)	.09% A	.08% H	-% G, I	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,078	$ 290,765	$ 106,941	$ 159
Portfolio turnover rate F	136% A	106%	105%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.68	$ 12.83	$ 10.91	$ 13.30	$ 16.15	$ 12.92
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03) G	(.03) H	(.03)	(.06)	(.07) I
Net realized and unrealized gain (loss)	(.54)	3.91	1.95	(2.36)	(1.74)	3.41
Total from investment operations	(.55)	3.88	1.92	(2.39)	(1.80)	3.34
Distributions from net realized gain	(.32)	(.03) K	-	-	(1.05)	(.11)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 15.81	$ 16.68	$ 12.83	$ 10.91	$ 13.30	$ 16.15
Total Return B, C	(3.09)%	30.24%	17.60%	(17.97)%	(11.93)%	25.99%
Ratios to Average Net Assets E, J
Expenses before reductions	1.11% A	.94%	1.03%	1.05%	1.04%	1.05%
Expenses net of fee waivers, if any	1.11% A	.94%	1.03%	1.05%	1.04%	1.05%
Expenses net of all reductions	1.10% A	.93%	1.02%	1.04%	1.03%	1.05%
Net investment income (loss)	(.18)% A	(.17)% G	(.24)% H	(.36)%	(.38)%	(.46)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,446	$ 41,440	$ 25,650	$ 19,204	$ 22,444	$ 18,671
Portfolio turnover rate F	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity® Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 252,506,620
Gross unrealized depreciation	(50,384,829)
Net unrealized appreciation (depreciation) on securities and other investments	$ 202,121,791
Tax cost	$ 1,588,263,842

The Fund intends to elect to defer to its fiscal year ending July 31, 2012 approximately $848,304 of currency losses recognized during the period November 1, 2010 to July 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments variation margin are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,024,161 and a change in net unrealized appreciation (depreciation) of $192,165 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,103,583,096 and $1,222,225,338, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 72,929	$ 1,626
Class T	.25%	.25%	65,842	-
Class B	.75%	.25%	22,469	16,852
Class C	.75%	.25%	108,556	20,033
			$ 269,796	$ 38,511

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,601
Class T	2,209
Class B*	3,893
Class C*	1,901
$ 12,604

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 88,069.30
Class T	40,770.31
Class B	6,750.30
Class C	32,667.30
Small Cap Growth	1,380,680.24
Institutional Class	49,558.27
	$ 1,598,494

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $67,747 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,327 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,899,808. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $27,226 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $83,817 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net realized gain
Class A	$ 1,262,924	$ 40,130
Class T	573,407	-
Class B	101,910	-
Class C	481,854	-
Small Cap Growth	25,434,274	2,420,020
Class F	6,152,820	492,928
Institutional Class	792,240	60,177
Total	$ 34,799,429	$ 3,013,255

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	572,746	1,459,436	$ 8,320,416	$ 22,640,692
Reinvestment of distributions	85,896	2,323	1,194,285	36,172
Shares redeemed	(784,049)	(1,364,690)	(11,395,250)	(20,977,078)
Net increase (decrease)	(125,407)	97,069	$ (1,880,549)	$ 1,699,786
Class T
Shares sold	145,630	420,613	$ 2,106,118	$ 6,491,294
Reinvestment of distributions	38,774	-	533,890	-
Shares redeemed	(289,373)	(434,512)	(4,124,620)	(6,714,256)
Net increase (decrease)	(104,969)	(13,899)	$ (1,484,612)	$ (222,962)
Class B
Shares sold	7,487	25,204	$ 106,396	$ 366,276
Reinvestment of distributions	7,173	-	96,091	-
Shares redeemed	(38,240)	(109,118)	(533,021)	(1,597,390)
Net increase (decrease)	(23,580)	(83,914)	$ (330,534)	$ (1,231,114)
Class C
Shares sold	221,401	469,568	$ 3,147,700	$ 7,154,653
Reinvestment of distributions	33,110	-	443,092	-
Shares redeemed	(228,620)	(368,398)	(3,163,309)	(5,494,248)
Net increase (decrease)	25,891	101,170	$ 427,483	$ 1,660,405

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Small Cap Growth
Shares sold	7,365,218	19,971,507	$ 108,678,938	$ 315,167,556
Reinvestment of distributions	1,774,193	153,921	25,023,264	2,384,001
Shares redeemed	(17,201,403)	(31,144,660)	(252,657,502)	(483,710,319)
Net increase (decrease)	(8,061,992)	(11,019,232)	$ (118,955,300)	$ (166,158,762)
Class F
Shares sold	8,575,077	11,382,202	$ 126,763,266	$ 176,012,143
Reinvestment of distributions	432,802	31,816	6,152,820	492,928
Shares redeemed	(1,138,704)	(2,356,621)	(16,794,218)	(37,493,486)
Net increase (decrease)	7,869,175	9,057,397	$ 116,121,868	$ 139,011,585
Institutional Class
Shares sold	592,919	1,038,111	$ 8,818,174	$ 16,415,657
Reinvestment of distributions	44,186	2,532	624,723	39,301
Shares redeemed	(627,210)	(555,221)	(9,278,286)	(8,700,391)
Net increase (decrease)	9,895	485,422	$ 164,611	$ 7,754,567

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 56% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

SCP-F-SANN-0312
1.891909.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Small Cap
Growth Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.40%
Actual		$ 1,000.00	$ 968.00	$ 6.93
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.10
Class T	1.65%
Actual		$ 1,000.00	$ 967.10	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,016.84	$ 8.36
Class B	2.14%
Actual		$ 1,000.00	$ 964.30	$ 10.57
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.84
Class C	2.15%
Actual		$ 1,000.00	$ 964.20	$ 10.62
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.89
Small Cap Growth	1.08%
Actual		$ 1,000.00	$ 969.70	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.48
Class F	.84%
Actual		$ 1,000.00	$ 971.00	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.27
Institutional Class	1.11%
Actual		$ 1,000.00	$ 969.10	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Jabil Circuit, Inc.	1.3	1.1
Entegris, Inc.	1.3	1.1
Steven Madden Ltd.	1.3	1.3
Sally Beauty Holdings, Inc.	1.2	1.2
Westport Innovations, Inc.	1.1	0.0
Ebix, Inc.	1.1	0.8
TransDigm Group, Inc.	1.1	0.8
The Cooper Companies, Inc.	1.1	1.2
Hubbell, Inc. Class B	1.1	0.0
Watsco, Inc.	1.1	0.7
	11.7
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.4	26.8
Industrials	17.8	20.1
Consumer Discretionary	16.5	17.0
Health Care	14.2	17.5
Financials	6.8	3.9
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks and Equity Futures 98.4%		Stocks and Equity Futures 98.7%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	12.4%	** Foreign investments	13.7%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.8%
Modine Manufacturing Co. (a)	1,244,000	$ 13,609,360
Tenneco, Inc. (a)	558,000	17,911,800
		31,521,160
Diversified Consumer Services - 0.4%
Steiner Leisure Ltd. (a)	146,907	7,254,268
Hotels, Restaurants & Leisure - 2.1%
Cracker Barrel Old Country Store, Inc.	220,000	11,543,400
Life Time Fitness, Inc. (a)	247,731	12,173,501
Texas Roadhouse, Inc. Class A	825,000	12,507,000
		36,223,901
Household Durables - 1.3%
Lennar Corp. Class A	303,800	6,528,662
Toll Brothers, Inc. (a)	741,300	16,167,753
		22,696,415
Internet & Catalog Retail - 0.4%
Start Today Co. Ltd. (d)	400,000	7,807,950
Multiline Retail - 0.9%
Dollarama, Inc.	374,900	16,169,958
Specialty Retail - 6.9%
Ascena Retail Group, Inc. (a)	520,000	18,392,400
DSW, Inc. Class A	191,800	9,584,246
Group 1 Automotive, Inc.	186,367	9,940,816
Hibbett Sports, Inc. (a)	275,000	13,180,750
Jos. A. Bank Clothiers, Inc. (a)	310,000	14,802,500
Sally Beauty Holdings, Inc. (a)	1,036,000	21,362,320
Signet Jewelers Ltd.	171,100	7,798,738
Tractor Supply Co.	128,000	10,338,560
Vitamin Shoppe, Inc. (a)	349,000	14,916,260
		120,316,590
Textiles, Apparel & Luxury Goods - 2.7%
PVH Corp.	232,559	17,951,229
Steven Madden Ltd. (a)	527,500	21,701,350
Ted Baker PLC	591,073	6,942,235
		46,594,814
TOTAL CONSUMER DISCRETIONARY		288,585,056
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 1.7%
Chefs' Warehouse Holdings (a)	515,000	$ 10,881,950
Fresh Market, Inc. (a)(d)	83,600	3,599,816
Ruddick Corp.	350,000	14,119,000
		28,600,766
Food Products - 0.8%
Calavo Growers, Inc. (d)	525,075	14,282,040
Personal Products - 0.8%
Elizabeth Arden, Inc. (a)	395,000	14,208,150
TOTAL CONSUMER STAPLES		57,090,956
ENERGY - 6.3%
Energy Equipment & Services - 3.8%
Essential Energy Services Ltd. (a)	4,338,800	8,870,147
ION Geophysical Corp. (a)	1,542,023	11,457,231
Newpark Resources, Inc. (a)	1,624,700	13,225,058
Rowan Companies, Inc. (a)	256,000	8,706,560
Western Energy Services Corp. (a)	1,530,000	13,411,818
Xtreme Coil Drilling Corp. (a)	3,000,000	9,603,590
Zedi, Inc. (a)	666,500	498,504
		65,772,908
Oil, Gas & Consumable Fuels - 2.5%
Alpha Natural Resources, Inc. (a)	414,000	8,329,680
Gulfport Energy Corp. (a)	129,700	4,263,239
Petroleum Development Corp. (a)	392,200	12,209,186
Targa Resources Corp.	454,500	18,834,480
		43,636,585
TOTAL ENERGY		109,409,493
FINANCIALS - 6.8%
Commercial Banks - 2.4%
Banco Pine SA	1,618,519	12,181,505
BBCN Bancorp, Inc. (a)	1,000,000	10,120,000
CapitalSource, Inc.	1,800,200	12,439,382
Columbia Banking Systems, Inc.	333,272	6,998,712
		41,739,599
Insurance - 1.1%
Allied World Assurance Co. Holdings Ltd.	300,000	18,459,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 3.3%
CBL & Associates Properties, Inc.	1,022,000	$ 17,752,140
Equity Lifestyle Properties, Inc.	125,000	8,767,500
Highwoods Properties, Inc. (SBI)	419,000	13,864,710
LTC Properties, Inc.	280,000	8,946,000
Rayonier, Inc.	200,000	9,146,000
		58,476,350
TOTAL FINANCIALS		118,674,949
HEALTH CARE - 14.2%
Biotechnology - 2.9%
Alkermes PLC (a)	145,200	2,731,212
AMAG Pharmaceuticals, Inc. (a)	120,200	1,973,684
Ardea Biosciences, Inc. (a)(d)	349,263	6,353,094
ArQule, Inc. (a)	900,000	7,110,000
BioMarin Pharmaceutical, Inc. (a)	190,000	6,777,300
Horizon Pharma, Inc. (d)	550,000	2,183,500
Seattle Genetics, Inc. (a)	330,000	6,246,900
Theravance, Inc. (a)(d)	299,000	5,304,260
United Therapeutics Corp. (a)	229,900	11,306,482
		49,986,432
Health Care Equipment & Supplies - 3.2%
Cyberonics, Inc. (a)	487,000	15,827,500
Sirona Dental Systems, Inc. (a)	195,000	9,428,250
The Cooper Companies, Inc.	270,800	19,535,512
Wright Medical Group, Inc. (a)	625,000	10,593,750
		55,385,012
Health Care Providers & Services - 6.2%
Air Methods Corp. (a)	141,000	11,886,300
Catalyst Health Solutions, Inc. (a)	293,000	16,044,680
Corvel Corp. (a)	287,592	13,999,979
HMS Holdings Corp. (a)	479,008	15,812,054
IPC The Hospitalist Co., Inc. (a)	105,071	3,539,842
MEDNAX, Inc. (a)	180,000	12,819,600
MWI Veterinary Supply, Inc. (a)	197,000	15,466,470
PSS World Medical, Inc. (a)	447,000	10,848,690
Synergy Health PLC	595,411	7,947,975
		108,365,590
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.2%
Epocrates, Inc. (a)	67,158	$ 650,761
Merge Healthcare, Inc. (a)	538,568	2,951,353
Omnicell, Inc. (a)	23,300	360,684
		3,962,798
Pharmaceuticals - 1.7%
Cadence Pharmaceuticals, Inc. (a)	767,693	3,201,280
Dechra Pharmaceuticals PLC	1,470,000	12,185,947
Impax Laboratories, Inc. (a)	370,000	6,981,900
Questcor Pharmaceuticals, Inc. (a)	199,000	7,050,570
		29,419,697
TOTAL HEALTH CARE		247,119,529
INDUSTRIALS - 17.8%
Aerospace & Defense - 3.4%
BE Aerospace, Inc. (a)	390,000	16,458,000
Spirit AeroSystems Holdings, Inc. Class A (a)	200,000	4,548,000
Teledyne Technologies, Inc. (a)	327,000	18,560,520
TransDigm Group, Inc. (a)	189,000	19,756,170
		59,322,690
Building Products - 0.8%
A.O. Smith Corp.	308,000	13,083,840
Construction & Engineering - 2.0%
Foster Wheeler AG (a)	837,400	18,808,004
Outotec Oyj	311,095	16,349,110
		35,157,114
Electrical Equipment - 2.1%
GrafTech International Ltd. (a)	808,000	13,267,360
Hubbell, Inc. Class B	270,000	19,429,200
II-VI, Inc. (a)	193,284	4,447,465
		37,144,025
Machinery - 4.5%
Actuant Corp. Class A	400,000	10,140,000
Blount International, Inc. (a)	774,000	12,709,080
CLARCOR, Inc.	200,000	10,282,000
TriMas Corp. (a)	550,000	11,918,500
Wabtec Corp.	195,000	13,414,050
Westport Innovations, Inc. (a)	484,700	20,163,520
		78,627,150
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 1.1%
Advisory Board Co. (a)	247,000	$ 18,841,160
Trading Companies & Distributors - 3.6%
DXP Enterprises, Inc. (a)	423,839	14,296,089
Rush Enterprises, Inc. Class A (a)	728,254	16,757,125
Watsco, Inc.	279,000	19,242,630
WESCO International, Inc. (a)	205,000	12,890,400
		63,186,244
Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings, Inc. (a)	300,000	4,197,000
TOTAL INDUSTRIALS		309,559,223
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 3.7%
Anaren, Inc. (a)	656,774	11,441,003
Brocade Communications Systems, Inc. (a)	2,500,000	14,025,000
Comtech Telecommunications Corp.	362,777	11,195,298
Parrot SA (a)	400,000	10,829,826
Polycom, Inc. (a)	893,000	17,815,350
		65,306,477
Computers & Peripherals - 1.0%
Super Micro Computer, Inc. (a)	980,923	16,557,980
Electronic Equipment & Components - 3.7%
Fabrinet (a)	558,429	9,197,326
Insight Enterprises, Inc. (a)	837,400	15,458,404
Jabil Circuit, Inc.	1,013,000	22,954,577
OSI Systems, Inc. (a)	314,000	16,871,220
TTM Technologies, Inc. (a)	36,700	450,309
		64,931,836
Internet Software & Services - 4.5%
Ancestry.com, Inc. (a)(d)	400,000	11,840,000
Bankrate, Inc.	450,000	10,525,500
Demand Media, Inc. (d)	1,680,000	10,584,000
InfoSpace, Inc. (a)	860,000	10,586,600
LivePerson, Inc. (a)	960,000	11,520,000
Open Text Corp. (a)	142,000	7,196,649
Perficient, Inc. (a)	978,447	10,890,115
Saba Software, Inc. (a)	500,501	4,974,980
		78,117,844
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.5%
Broadridge Financial Solutions, Inc.	500,000	$ 11,985,000
Higher One Holdings, Inc. (a)(d)	530,000	8,978,200
VeriFone Systems, Inc. (a)	150,000	6,405,000
Virtusa Corp. (a)	915,000	14,630,850
WNS Holdings Ltd. sponsored ADR (a)	168,290	1,637,462
		43,636,512
Semiconductors & Semiconductor Equipment - 2.2%
Cymer, Inc. (a)	306,901	15,280,601
Entegris, Inc. (a)	2,356,500	22,575,270
		37,855,871
Software - 6.8%
Aspen Technology, Inc. (a)	704,000	12,679,040
BroadSoft, Inc. (a)(d)	382,591	10,666,637
CommVault Systems, Inc. (a)	245,000	11,515,000
Ebix, Inc. (d)	797,810	19,769,732
Kenexa Corp. (a)	610,000	14,652,200
MICROS Systems, Inc. (a)	235,000	11,681,850
Royalblue Group PLC	108,700	2,842,053
SolarWinds, Inc. (a)	300,000	9,483,000
Solera Holdings, Inc.	332,000	15,859,640
Sourcefire, Inc. (a)(d)	300,000	9,306,000
		118,455,152
TOTAL INFORMATION TECHNOLOGY		424,861,672
MATERIALS - 3.6%
Chemicals - 2.5%
Innophos Holdings, Inc.	340,000	16,972,800
Rockwood Holdings, Inc. (a)	285,000	14,392,500
Solutia, Inc.	433,700	11,926,750
		43,292,050
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	220,000	9,143,200
Metals & Mining - 0.6%
Carpenter Technology Corp.	218,000	11,440,640
TOTAL MATERIALS		63,875,890
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
AboveNet, Inc. (a)	165,000	$ 10,964,250
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	300,000	6,033,000
TOTAL TELECOMMUNICATION SERVICES		16,997,250
TOTAL COMMON STOCKS (Cost $1,429,065,527)		1,636,174,018
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 2/23/12 (e) (Cost $7,299,818)	$ 7,300,000	7,299,810
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	92,167,955	92,167,955
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	54,743,850	54,743,850
TOTAL MONEY MARKET FUNDS (Cost $146,911,805)		146,911,805
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,583,277,150)		1,790,385,633
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(48,372,593)
NET ASSETS - 100%		$ 1,742,013,040
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,000 NYFE Russell 2000 Mini Index Contracts	March 2012	$ 79,120,000	$ 192,165
The face value of futures purchased as a percentage of net assets is 4.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,299,810.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,779
Fidelity Securities Lending Cash Central Fund	2,823,997
Total	$ 2,854,776
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 16,826,331	$ 5,168,688	$ 10,470,737	$ 307,289	$ -
Perficient, Inc.	17,202,205	2,900,335	9,868,943	-	-
Total	$ 34,028,536	$ 8,069,023	$ 20,339,680	$ 307,289	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 288,585,056	$ 288,585,056	$ -	$ -
Consumer Staples	57,090,956	57,090,956	-	-
Energy	109,409,493	109,409,493	-	-
Financials	118,674,949	118,674,949	-	-
Health Care	247,119,529	247,119,529	-	-
Industrials	309,559,223	309,559,223	-	-
Information Technology	424,861,672	424,861,672	-	-
Materials	63,875,890	63,875,890	-	-
Telecommunication Services	16,997,250	16,997,250	-	-
U.S. Government and Government Agency Obligations	7,299,810	-	7,299,810	-
Money Market Funds	146,911,805	146,911,805	-	-
Total Investments in Securities:	$ 1,790,385,633	$ 1,783,085,823	$ 7,299,810	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 192,165	$ 192,165	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
Equity Risk	Asset	Liability
Futures Contracts (a)	$ 192,165	$ -
Total Value of Derivatives	$ 192,165	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Canada	4.2%
Switzerland	2.2%
United Kingdom	1.8%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,621,626) - See accompanying schedule: Unaffiliated issuers (cost $1,436,365,345)	$ 1,643,473,828
Fidelity Central Funds (cost $146,911,805)	146,911,805
Total Investments (cost $1,583,277,150)		$ 1,790,385,633
Foreign currency held at value (cost $967,552)		968,022
Receivable for investments sold		54,876,970
Receivable for fund shares sold		2,051,195
Dividends receivable		548,358
Distributions receivable from Fidelity Central Funds		381,659
Receivable for daily variation margin on futures contracts		70,000
Prepaid expenses		4,542
Other receivables		76,405
Total assets		1,849,362,784

Liabilities
Payable to custodian bank	$ 569
Payable for investments purchased	44,752,700
Payable for fund shares redeemed	6,452,851
Accrued management fee	1,010,245
Distribution and service plan fees payable	47,095
Other affiliated payables	303,678
Other payables and accrued expenses	38,756
Collateral on securities loaned, at value	54,743,850
Total liabilities		107,349,744

Net Assets		$ 1,742,013,040
Net Assets consist of:
Paid in capital		$ 1,534,220,464
Accumulated net investment loss		(1,995,221)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,494,310
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		207,293,487
Net Assets		$ 1,742,013,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,718,735 ÷ 3,970,826 shares)	$ 15.54

Maximum offering price per share (100/94.25 of $15.54)	$ 16.49
Class T: Net Asset Value and redemption price per share ($27,457,246 ÷ 1,785,592 shares)	$ 15.38

Maximum offering price per share (100/96.50 of $15.38)	$ 15.94
Class B: Net Asset Value and offering price per share ($4,636,163 ÷ 310,381 shares)A	$ 14.94

Class C: Net Asset Value and offering price per share ($23,855,793 ÷ 1,600,037 shares)A	$ 14.91

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,183,821,001 ÷ 74,986,749 shares)	$ 15.79

Class F: Net Asset Value, offering price and redemption price per share ($401,077,656 ÷ 25,247,284 shares)	$ 15.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,446,446 ÷ 2,494,375 shares)	$ 15.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends (including $307,289 earned from other affiliated issuers)		$ 4,663,559
Interest		65
Income from Fidelity Central Funds (including $2,823,997 from security lending)		2,854,776
Total income		7,518,400

Expenses
Management fee Basic fee	$ 5,791,373
Performance adjustment	707,182
Transfer agent fees	1,598,494
Distribution and service plan fees	269,796
Accounting and security lending fees	264,275
Independent trustees' compensation	5,495
Registration fees	76,308
Audit	32,519
Legal	3,692
Total expenses before reductions	8,749,134
Expense reductions	(83,817)	8,665,317
Net investment income (loss)		(1,146,917)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,542,030
Other affiliated issuers	(1,854,112)
Foreign currency transactions	(138,389)
Futures contracts	4,024,161
Total net realized gain (loss)		18,573,690
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,175,941)
Assets and liabilities in foreign currencies	(10,827)
Futures contracts	192,165
Total change in net unrealized appreciation (depreciation)		(77,994,603)
Net gain (loss)		(59,420,913)
Net increase (decrease) in net assets resulting from operations		$ (60,567,830)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,146,917)	$ (3,102,614)
Net realized gain (loss)	18,573,690	221,065,530
Change in net unrealized appreciation (depreciation)	(77,994,603)	210,253,368
Net increase (decrease) in net assets resulting from operations	(60,567,830)	428,216,284
Distributions to shareholders from net realized gain	(34,799,429)	(3,013,255)
Share transactions - net increase (decrease)	(5,937,033)	(17,486,495)
Redemption fees	179,111	229,000
Total increase (decrease) in net assets	(101,125,181)	407,945,534

Net Assets
Beginning of period	1,843,138,221	1,435,192,687
End of period (including accumulated net investment loss of $1,995,221 and accumulated net investment loss of $848,304, respectively)	$ 1,742,013,040	$ 1,843,138,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.42	$ 12.66	$ 10.79	$ 13.20	$ 16.06	$ 12.88
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07) H	(.07) I	(.06)	(.11)	(.12) J
Net realized and unrealized gain (loss)	(.53)	3.84	1.94	(2.35)	(1.73)	3.39
Total from investment operations	(.56)	3.77	1.87	(2.41)	(1.84)	3.27
Distributions from net realized gain	(.32)	(.01) M	-	-	(1.02)	(.09)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 15.54	$ 16.42	$ 12.66	$ 10.79	$ 13.20	$ 16.06
Total Return B, C, D	(3.20)%	29.78%	17.33%	(18.26)%	(12.26)%	25.52%
Ratios to Average Net Assets F, K
Expenses before reductions	1.40% A	1.25%	1.35%	1.33%	1.40%	1.44%
Expenses net of fee waivers, if any	1.40% A	1.25%	1.35%	1.33%	1.40%	1.40%
Expenses net of all reductions	1.38% A	1.23%	1.34%	1.33%	1.39%	1.39%
Net investment income (loss)	(.46)% A	(.47)% H	(.56)% I	(.64)%	(.74)%	(.80)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,719	$ 67,272	$ 50,620	$ 40,211	$ 42,187	$ 33,588
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 12.57	$ 10.74	$ 13.17	$ 16.01	$ 12.86
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11) H	(.10)I	(.09)	(.15)	(.16) J
Net realized and unrealized gain (loss)	(.52)	3.81	1.93	(2.34)	(1.73)	3.38
Total from investment operations	(.57)	3.70	1.83	(2.43)	(1.88)	3.22
Distributions from net realized gain	(.32)	-	-	-	(.96)	(.07)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 15.38	$ 16.27	$ 12.57	$ 10.74	$ 13.17	$ 16.01
Total ReturnB, C, D	(3.29)%	29.44%	17.04%	(18.45)%	(12.50)%	25.18%
Ratios to Average Net Assets F, K
Expenses before reductions	1.65% A	1.50%	1.61%	1.60%	1.65%	1.67%
Expenses net of fee waivers, if any	1.65% A	1.50%	1.61%	1.60%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.49%	1.60%	1.59%	1.65%	1.65%
Net investment income (loss)	(.72)% A	(.73)% H	(.82)% I	(.91)%	(.99)%	(1.05)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,457	$ 30,764	$ 23,930	$ 21,533	$ 21,754	$ 26,419
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.86	$ 12.30	$ 10.57	$ 13.03	$ 15.85	$ 12.78
Income from Investment Operations
Net investment income (loss) E	(.08)	(.18) H	(.16) I	(.13)	(.22)	(.23) J
Net realized and unrealized gain (loss)	(.52)	3.74	1.89	(2.33)	(1.71)	3.36
Total from investment operations	(.60)	3.56	1.73	(2.46)	(1.93)	3.13
Distributions from net realized gain	(.32)	-	-	-	(.89)	(.06)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 14.94	$ 15.86	$ 12.30	$ 10.57	$ 13.03	$ 15.85
Total Return B, C, D	(3.57)%	28.94%	16.37%	(18.88)%	(12.92)%	24.57%
Ratios to Average Net Assets F, K
Expenses before reductions	2.14% A	2.00%	2.11%	2.08%	2.15%	2.20%
Expenses net of fee waivers, if any	2.14% A	2.00%	2.11%	2.08%	2.15%	2.15%
Expenses net of all reductions	2.13% A	1.98%	2.09%	2.08%	2.15%	2.15%
Net investment income (loss)	(1.21)% A	(1.22)% H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,636	$ 5,295	$ 5,142	$ 4,171	$ 5,517	$ 6,242
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.83	$ 12.28	$ 10.55	$ 13.00	$ 15.84	$ 12.77
Income from Investment Operations
Net investment income (loss) E	(.08)	(.18) H	(.16) I	(.13)	(.22)	(.23) J
Net realized and unrealized gain (loss)	(.52)	3.73	1.89	(2.32)	(1.71)	3.36
Total from investment operations	(.60)	3.55	1.73	(2.45)	(1.93)	3.13
Distributions from net realized gain	(.32)	-	-	-	(.91)	(.06)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 14.91	$ 15.83	$ 12.28	$ 10.55	$ 13.00	$ 15.84
Total Return B, C, D	(3.58)%	28.91%	16.40%	(18.85)%	(12.94)%	24.59%
Ratios to Average Net Assets F, K
Expenses before reductions	2.15% A	2.00%	2.11%	2.08%	2.15%	2.20%
Expenses net of fee waivers, if any	2.15% A	2.00%	2.11%	2.08%	2.15%	2.15%
Expenses net of all reductions	2.13% A	1.98%	2.09%	2.07%	2.14%	2.14%
Net investment income (loss)	(1.21)% A	(1.22)% H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,856	$ 24,914	$ 18,091	$ 14,267	$ 15,946	$ 22,348
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 12.81	$ 10.89	$ 13.29	$ 16.15	$ 12.93
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03) G	(.04) H	(.04)	(.07)	(.08) I
Net realized and unrealized gain (loss)	(.53)	3.90	1.96	(2.36)	(1.74)	3.40
Total from investment operations	(.54)	3.87	1.92	(2.40)	(1.81)	3.32
Distributions from net realized gain	(.32)	(.03) L	-	-	(1.05)	(.10)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 15.79	$ 16.65	$ 12.81	$ 10.89	$ 13.29	$ 16.15
Total Return B, C	(3.03)%	30.20%	17.63%	(18.06)%	(11.98)%	25.84%
Ratios to Average Net Assets E, J
Expenses before reductions	1.08% A	.95%	1.08%	1.08%	1.11%	1.10%
Expenses net of fee waivers, if any	1.08% A	.95%	1.08%	1.08%	1.11%	1.10%
Expenses net of all reductions	1.07% A	.93%	1.07%	1.08%	1.10%	1.09%
Net investment income (loss)	(.15)% A	(.17)% G	(.29)% H	(.39)%	(.45)%	(.50)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,183,821	$ 1,382,688	$ 1,204,818	$ 1,085,184	$ 1,217,520	$ 1,149,809
Portfolio turnover rate F	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.73	$ 12.85	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.01	.01 H	- I, L	(.01)
Net realized and unrealized gain (loss)	(.53)	3.91	1.95	.88
Total from investment operations	(.52)	3.92	1.95	.87
Distributions from net realized gain	(.32)	(.04) M	-	-
Redemption fees added to paid in capital D, L	-	-	-	-
Net asset value, end of period	$ 15.89	$ 16.73	$ 12.85	$ 10.90
Total Return B, C	(2.90)%	30.56%	17.89%	8.67%
Ratios to Average Net Assets E, K
Expenses before reductions	.84% A	.70%	.78%	.74% A
Expenses net of fee waivers, if any	.84% A	.70%	.78%	.74% A
Expenses net of all reductions	.83% A	.68%	.77%	.73% A
Net investment income (loss)	.09% A	.08% H	-% G, I	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,078	$ 290,765	$ 106,941	$ 159
Portfolio turnover rate F	136% A	106%	105%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.68	$ 12.83	$ 10.91	$ 13.30	$ 16.15	$ 12.92
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03) G	(.03) H	(.03)	(.06)	(.07) I
Net realized and unrealized gain (loss)	(.54)	3.91	1.95	(2.36)	(1.74)	3.41
Total from investment operations	(.55)	3.88	1.92	(2.39)	(1.80)	3.34
Distributions from net realized gain	(.32)	(.03) K	-	-	(1.05)	(.11)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 15.81	$ 16.68	$ 12.83	$ 10.91	$ 13.30	$ 16.15
Total Return B, C	(3.09)%	30.24%	17.60%	(17.97)%	(11.93)%	25.99%
Ratios to Average Net Assets E, J
Expenses before reductions	1.11% A	.94%	1.03%	1.05%	1.04%	1.05%
Expenses net of fee waivers, if any	1.11% A	.94%	1.03%	1.05%	1.04%	1.05%
Expenses net of all reductions	1.10% A	.93%	1.02%	1.04%	1.03%	1.05%
Net investment income (loss)	(.18)% A	(.17)% G	(.24)% H	(.36)%	(.38)%	(.46)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,446	$ 41,440	$ 25,650	$ 19,204	$ 22,444	$ 18,671
Portfolio turnover rate F	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity® Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 252,506,620
Gross unrealized depreciation	(50,384,829)
Net unrealized appreciation (depreciation) on securities and other investments	$ 202,121,791
Tax cost	$ 1,588,263,842

The Fund intends to elect to defer to its fiscal year ending July 31, 2012 approximately $848,304 of currency losses recognized during the period November 1, 2010 to July 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments variation margin are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,024,161 and a change in net unrealized appreciation (depreciation) of $192,165 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,103,583,096 and $1,222,225,338, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 72,929	$ 1,626
Class T	.25%	.25%	65,842	-
Class B	.75%	.25%	22,469	16,852
Class C	.75%	.25%	108,556	20,033
			$ 269,796	$ 38,511

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,601
Class T	2,209
Class B*	3,893
Class C*	1,901
$ 12,604

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 88,069.30
Class T	40,770.31
Class B	6,750.30
Class C	32,667.30
Small Cap Growth	1,380,680.24
Institutional Class	49,558.27
	$ 1,598,494

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $67,747 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,327 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,899,808. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $27,226 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $83,817 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net realized gain
Class A	$ 1,262,924	$ 40,130
Class T	573,407	-
Class B	101,910	-
Class C	481,854	-
Small Cap Growth	25,434,274	2,420,020
Class F	6,152,820	492,928
Institutional Class	792,240	60,177
Total	$ 34,799,429	$ 3,013,255

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	572,746	1,459,436	$ 8,320,416	$ 22,640,692
Reinvestment of distributions	85,896	2,323	1,194,285	36,172
Shares redeemed	(784,049)	(1,364,690)	(11,395,250)	(20,977,078)
Net increase (decrease)	(125,407)	97,069	$ (1,880,549)	$ 1,699,786
Class T
Shares sold	145,630	420,613	$ 2,106,118	$ 6,491,294
Reinvestment of distributions	38,774	-	533,890	-
Shares redeemed	(289,373)	(434,512)	(4,124,620)	(6,714,256)
Net increase (decrease)	(104,969)	(13,899)	$ (1,484,612)	$ (222,962)
Class B
Shares sold	7,487	25,204	$ 106,396	$ 366,276
Reinvestment of distributions	7,173	-	96,091	-
Shares redeemed	(38,240)	(109,118)	(533,021)	(1,597,390)
Net increase (decrease)	(23,580)	(83,914)	$ (330,534)	$ (1,231,114)
Class C
Shares sold	221,401	469,568	$ 3,147,700	$ 7,154,653
Reinvestment of distributions	33,110	-	443,092	-
Shares redeemed	(228,620)	(368,398)	(3,163,309)	(5,494,248)
Net increase (decrease)	25,891	101,170	$ 427,483	$ 1,660,405

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Small Cap Growth
Shares sold	7,365,218	19,971,507	$ 108,678,938	$ 315,167,556
Reinvestment of distributions	1,774,193	153,921	25,023,264	2,384,001
Shares redeemed	(17,201,403)	(31,144,660)	(252,657,502)	(483,710,319)
Net increase (decrease)	(8,061,992)	(11,019,232)	$ (118,955,300)	$ (166,158,762)
Class F
Shares sold	8,575,077	11,382,202	$ 126,763,266	$ 176,012,143
Reinvestment of distributions	432,802	31,816	6,152,820	492,928
Shares redeemed	(1,138,704)	(2,356,621)	(16,794,218)	(37,493,486)
Net increase (decrease)	7,869,175	9,057,397	$ 116,121,868	$ 139,011,585
Institutional Class
Shares sold	592,919	1,038,111	$ 8,818,174	$ 16,415,657
Reinvestment of distributions	44,186	2,532	624,723	39,301
Shares redeemed	(627,210)	(555,221)	(9,278,286)	(8,700,391)
Net increase (decrease)	9,895	485,422	$ 164,611	$ 7,754,567

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 56% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCP-USAN-0312
1.803716.108

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Growth

Fund - Institutional Class

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Small Cap Growth
Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.40%
Actual		$ 1,000.00	$ 968.00	$ 6.93
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.10
Class T	1.65%
Actual		$ 1,000.00	$ 967.10	$ 8.16
HypotheticalA		$ 1,000.00	$ 1,016.84	$ 8.36
Class B	2.14%
Actual		$ 1,000.00	$ 964.30	$ 10.57
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.84
Class C	2.15%
Actual		$ 1,000.00	$ 964.20	$ 10.62
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.89
Small Cap Growth	1.08%
Actual		$ 1,000.00	$ 969.70	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.48
Class F	.84%
Actual		$ 1,000.00	$ 971.00	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.27
Institutional Class	1.11%
Actual		$ 1,000.00	$ 969.10	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Jabil Circuit, Inc.	1.3	1.1
Entegris, Inc.	1.3	1.1
Steven Madden Ltd.	1.3	1.3
Sally Beauty Holdings, Inc.	1.2	1.2
Westport Innovations, Inc.	1.1	0.0
Ebix, Inc.	1.1	0.8
TransDigm Group, Inc.	1.1	0.8
The Cooper Companies, Inc.	1.1	1.2
Hubbell, Inc. Class B	1.1	0.0
Watsco, Inc.	1.1	0.7
	11.7
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.4	26.8
Industrials	17.8	20.1
Consumer Discretionary	16.5	17.0
Health Care	14.2	17.5
Financials	6.8	3.9
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks and Equity Futures 98.4%		Stocks and Equity Futures 98.7%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	12.4%	** Foreign investments	13.7%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.8%
Modine Manufacturing Co. (a)	1,244,000	$ 13,609,360
Tenneco, Inc. (a)	558,000	17,911,800
		31,521,160
Diversified Consumer Services - 0.4%
Steiner Leisure Ltd. (a)	146,907	7,254,268
Hotels, Restaurants & Leisure - 2.1%
Cracker Barrel Old Country Store, Inc.	220,000	11,543,400
Life Time Fitness, Inc. (a)	247,731	12,173,501
Texas Roadhouse, Inc. Class A	825,000	12,507,000
		36,223,901
Household Durables - 1.3%
Lennar Corp. Class A	303,800	6,528,662
Toll Brothers, Inc. (a)	741,300	16,167,753
		22,696,415
Internet & Catalog Retail - 0.4%
Start Today Co. Ltd. (d)	400,000	7,807,950
Multiline Retail - 0.9%
Dollarama, Inc.	374,900	16,169,958
Specialty Retail - 6.9%
Ascena Retail Group, Inc. (a)	520,000	18,392,400
DSW, Inc. Class A	191,800	9,584,246
Group 1 Automotive, Inc.	186,367	9,940,816
Hibbett Sports, Inc. (a)	275,000	13,180,750
Jos. A. Bank Clothiers, Inc. (a)	310,000	14,802,500
Sally Beauty Holdings, Inc. (a)	1,036,000	21,362,320
Signet Jewelers Ltd.	171,100	7,798,738
Tractor Supply Co.	128,000	10,338,560
Vitamin Shoppe, Inc. (a)	349,000	14,916,260
		120,316,590
Textiles, Apparel & Luxury Goods - 2.7%
PVH Corp.	232,559	17,951,229
Steven Madden Ltd. (a)	527,500	21,701,350
Ted Baker PLC	591,073	6,942,235
		46,594,814
TOTAL CONSUMER DISCRETIONARY		288,585,056
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 1.7%
Chefs' Warehouse Holdings (a)	515,000	$ 10,881,950
Fresh Market, Inc. (a)(d)	83,600	3,599,816
Ruddick Corp.	350,000	14,119,000
		28,600,766
Food Products - 0.8%
Calavo Growers, Inc. (d)	525,075	14,282,040
Personal Products - 0.8%
Elizabeth Arden, Inc. (a)	395,000	14,208,150
TOTAL CONSUMER STAPLES		57,090,956
ENERGY - 6.3%
Energy Equipment & Services - 3.8%
Essential Energy Services Ltd. (a)	4,338,800	8,870,147
ION Geophysical Corp. (a)	1,542,023	11,457,231
Newpark Resources, Inc. (a)	1,624,700	13,225,058
Rowan Companies, Inc. (a)	256,000	8,706,560
Western Energy Services Corp. (a)	1,530,000	13,411,818
Xtreme Coil Drilling Corp. (a)	3,000,000	9,603,590
Zedi, Inc. (a)	666,500	498,504
		65,772,908
Oil, Gas & Consumable Fuels - 2.5%
Alpha Natural Resources, Inc. (a)	414,000	8,329,680
Gulfport Energy Corp. (a)	129,700	4,263,239
Petroleum Development Corp. (a)	392,200	12,209,186
Targa Resources Corp.	454,500	18,834,480
		43,636,585
TOTAL ENERGY		109,409,493
FINANCIALS - 6.8%
Commercial Banks - 2.4%
Banco Pine SA	1,618,519	12,181,505
BBCN Bancorp, Inc. (a)	1,000,000	10,120,000
CapitalSource, Inc.	1,800,200	12,439,382
Columbia Banking Systems, Inc.	333,272	6,998,712
		41,739,599
Insurance - 1.1%
Allied World Assurance Co. Holdings Ltd.	300,000	18,459,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 3.3%
CBL & Associates Properties, Inc.	1,022,000	$ 17,752,140
Equity Lifestyle Properties, Inc.	125,000	8,767,500
Highwoods Properties, Inc. (SBI)	419,000	13,864,710
LTC Properties, Inc.	280,000	8,946,000
Rayonier, Inc.	200,000	9,146,000
		58,476,350
TOTAL FINANCIALS		118,674,949
HEALTH CARE - 14.2%
Biotechnology - 2.9%
Alkermes PLC (a)	145,200	2,731,212
AMAG Pharmaceuticals, Inc. (a)	120,200	1,973,684
Ardea Biosciences, Inc. (a)(d)	349,263	6,353,094
ArQule, Inc. (a)	900,000	7,110,000
BioMarin Pharmaceutical, Inc. (a)	190,000	6,777,300
Horizon Pharma, Inc. (d)	550,000	2,183,500
Seattle Genetics, Inc. (a)	330,000	6,246,900
Theravance, Inc. (a)(d)	299,000	5,304,260
United Therapeutics Corp. (a)	229,900	11,306,482
		49,986,432
Health Care Equipment & Supplies - 3.2%
Cyberonics, Inc. (a)	487,000	15,827,500
Sirona Dental Systems, Inc. (a)	195,000	9,428,250
The Cooper Companies, Inc.	270,800	19,535,512
Wright Medical Group, Inc. (a)	625,000	10,593,750
		55,385,012
Health Care Providers & Services - 6.2%
Air Methods Corp. (a)	141,000	11,886,300
Catalyst Health Solutions, Inc. (a)	293,000	16,044,680
Corvel Corp. (a)	287,592	13,999,979
HMS Holdings Corp. (a)	479,008	15,812,054
IPC The Hospitalist Co., Inc. (a)	105,071	3,539,842
MEDNAX, Inc. (a)	180,000	12,819,600
MWI Veterinary Supply, Inc. (a)	197,000	15,466,470
PSS World Medical, Inc. (a)	447,000	10,848,690
Synergy Health PLC	595,411	7,947,975
		108,365,590
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.2%
Epocrates, Inc. (a)	67,158	$ 650,761
Merge Healthcare, Inc. (a)	538,568	2,951,353
Omnicell, Inc. (a)	23,300	360,684
		3,962,798
Pharmaceuticals - 1.7%
Cadence Pharmaceuticals, Inc. (a)	767,693	3,201,280
Dechra Pharmaceuticals PLC	1,470,000	12,185,947
Impax Laboratories, Inc. (a)	370,000	6,981,900
Questcor Pharmaceuticals, Inc. (a)	199,000	7,050,570
		29,419,697
TOTAL HEALTH CARE		247,119,529
INDUSTRIALS - 17.8%
Aerospace & Defense - 3.4%
BE Aerospace, Inc. (a)	390,000	16,458,000
Spirit AeroSystems Holdings, Inc. Class A (a)	200,000	4,548,000
Teledyne Technologies, Inc. (a)	327,000	18,560,520
TransDigm Group, Inc. (a)	189,000	19,756,170
		59,322,690
Building Products - 0.8%
A.O. Smith Corp.	308,000	13,083,840
Construction & Engineering - 2.0%
Foster Wheeler AG (a)	837,400	18,808,004
Outotec Oyj	311,095	16,349,110
		35,157,114
Electrical Equipment - 2.1%
GrafTech International Ltd. (a)	808,000	13,267,360
Hubbell, Inc. Class B	270,000	19,429,200
II-VI, Inc. (a)	193,284	4,447,465
		37,144,025
Machinery - 4.5%
Actuant Corp. Class A	400,000	10,140,000
Blount International, Inc. (a)	774,000	12,709,080
CLARCOR, Inc.	200,000	10,282,000
TriMas Corp. (a)	550,000	11,918,500
Wabtec Corp.	195,000	13,414,050
Westport Innovations, Inc. (a)	484,700	20,163,520
		78,627,150
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 1.1%
Advisory Board Co. (a)	247,000	$ 18,841,160
Trading Companies & Distributors - 3.6%
DXP Enterprises, Inc. (a)	423,839	14,296,089
Rush Enterprises, Inc. Class A (a)	728,254	16,757,125
Watsco, Inc.	279,000	19,242,630
WESCO International, Inc. (a)	205,000	12,890,400
		63,186,244
Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings, Inc. (a)	300,000	4,197,000
TOTAL INDUSTRIALS		309,559,223
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 3.7%
Anaren, Inc. (a)	656,774	11,441,003
Brocade Communications Systems, Inc. (a)	2,500,000	14,025,000
Comtech Telecommunications Corp.	362,777	11,195,298
Parrot SA (a)	400,000	10,829,826
Polycom, Inc. (a)	893,000	17,815,350
		65,306,477
Computers & Peripherals - 1.0%
Super Micro Computer, Inc. (a)	980,923	16,557,980
Electronic Equipment & Components - 3.7%
Fabrinet (a)	558,429	9,197,326
Insight Enterprises, Inc. (a)	837,400	15,458,404
Jabil Circuit, Inc.	1,013,000	22,954,577
OSI Systems, Inc. (a)	314,000	16,871,220
TTM Technologies, Inc. (a)	36,700	450,309
		64,931,836
Internet Software & Services - 4.5%
Ancestry.com, Inc. (a)(d)	400,000	11,840,000
Bankrate, Inc.	450,000	10,525,500
Demand Media, Inc. (d)	1,680,000	10,584,000
InfoSpace, Inc. (a)	860,000	10,586,600
LivePerson, Inc. (a)	960,000	11,520,000
Open Text Corp. (a)	142,000	7,196,649
Perficient, Inc. (a)	978,447	10,890,115
Saba Software, Inc. (a)	500,501	4,974,980
		78,117,844
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.5%
Broadridge Financial Solutions, Inc.	500,000	$ 11,985,000
Higher One Holdings, Inc. (a)(d)	530,000	8,978,200
VeriFone Systems, Inc. (a)	150,000	6,405,000
Virtusa Corp. (a)	915,000	14,630,850
WNS Holdings Ltd. sponsored ADR (a)	168,290	1,637,462
		43,636,512
Semiconductors & Semiconductor Equipment - 2.2%
Cymer, Inc. (a)	306,901	15,280,601
Entegris, Inc. (a)	2,356,500	22,575,270
		37,855,871
Software - 6.8%
Aspen Technology, Inc. (a)	704,000	12,679,040
BroadSoft, Inc. (a)(d)	382,591	10,666,637
CommVault Systems, Inc. (a)	245,000	11,515,000
Ebix, Inc. (d)	797,810	19,769,732
Kenexa Corp. (a)	610,000	14,652,200
MICROS Systems, Inc. (a)	235,000	11,681,850
Royalblue Group PLC	108,700	2,842,053
SolarWinds, Inc. (a)	300,000	9,483,000
Solera Holdings, Inc.	332,000	15,859,640
Sourcefire, Inc. (a)(d)	300,000	9,306,000
		118,455,152
TOTAL INFORMATION TECHNOLOGY		424,861,672
MATERIALS - 3.6%
Chemicals - 2.5%
Innophos Holdings, Inc.	340,000	16,972,800
Rockwood Holdings, Inc. (a)	285,000	14,392,500
Solutia, Inc.	433,700	11,926,750
		43,292,050
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	220,000	9,143,200
Metals & Mining - 0.6%
Carpenter Technology Corp.	218,000	11,440,640
TOTAL MATERIALS		63,875,890
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
AboveNet, Inc. (a)	165,000	$ 10,964,250
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	300,000	6,033,000
TOTAL TELECOMMUNICATION SERVICES		16,997,250
TOTAL COMMON STOCKS (Cost $1,429,065,527)		1,636,174,018
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 2/23/12 (e) (Cost $7,299,818)	$ 7,300,000	7,299,810
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	92,167,955	92,167,955
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	54,743,850	54,743,850
TOTAL MONEY MARKET FUNDS (Cost $146,911,805)		146,911,805
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,583,277,150)		1,790,385,633
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(48,372,593)
NET ASSETS - 100%		$ 1,742,013,040
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,000 NYFE Russell 2000 Mini Index Contracts	March 2012	$ 79,120,000	$ 192,165
The face value of futures purchased as a percentage of net assets is 4.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,299,810.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,779
Fidelity Securities Lending Cash Central Fund	2,823,997
Total	$ 2,854,776
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 16,826,331	$ 5,168,688	$ 10,470,737	$ 307,289	$ -
Perficient, Inc.	17,202,205	2,900,335	9,868,943	-	-
Total	$ 34,028,536	$ 8,069,023	$ 20,339,680	$ 307,289	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 288,585,056	$ 288,585,056	$ -	$ -
Consumer Staples	57,090,956	57,090,956	-	-
Energy	109,409,493	109,409,493	-	-
Financials	118,674,949	118,674,949	-	-
Health Care	247,119,529	247,119,529	-	-
Industrials	309,559,223	309,559,223	-	-
Information Technology	424,861,672	424,861,672	-	-
Materials	63,875,890	63,875,890	-	-
Telecommunication Services	16,997,250	16,997,250	-	-
U.S. Government and Government Agency Obligations	7,299,810	-	7,299,810	-
Money Market Funds	146,911,805	146,911,805	-	-
Total Investments in Securities:	$ 1,790,385,633	$ 1,783,085,823	$ 7,299,810	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 192,165	$ 192,165	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of January 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
Equity Risk	Asset	Liability
Futures Contracts (a)	$ 192,165	$ -
Total Value of Derivatives	$ 192,165	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Canada	4.2%
Switzerland	2.2%
United Kingdom	1.8%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,621,626) - See accompanying schedule: Unaffiliated issuers (cost $1,436,365,345)	$ 1,643,473,828
Fidelity Central Funds (cost $146,911,805)	146,911,805
Total Investments (cost $1,583,277,150)		$ 1,790,385,633
Foreign currency held at value (cost $967,552)		968,022
Receivable for investments sold		54,876,970
Receivable for fund shares sold		2,051,195
Dividends receivable		548,358
Distributions receivable from Fidelity Central Funds		381,659
Receivable for daily variation margin on futures contracts		70,000
Prepaid expenses		4,542
Other receivables		76,405
Total assets		1,849,362,784

Liabilities
Payable to custodian bank	$ 569
Payable for investments purchased	44,752,700
Payable for fund shares redeemed	6,452,851
Accrued management fee	1,010,245
Distribution and service plan fees payable	47,095
Other affiliated payables	303,678
Other payables and accrued expenses	38,756
Collateral on securities loaned, at value	54,743,850
Total liabilities		107,349,744

Net Assets		$ 1,742,013,040
Net Assets consist of:
Paid in capital		$ 1,534,220,464
Accumulated net investment loss		(1,995,221)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,494,310
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		207,293,487
Net Assets		$ 1,742,013,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,718,735 ÷ 3,970,826 shares)	$ 15.54

Maximum offering price per share (100/94.25 of $15.54)	$ 16.49
Class T: Net Asset Value and redemption price per share ($27,457,246 ÷ 1,785,592 shares)	$ 15.38

Maximum offering price per share (100/96.50 of $15.38)	$ 15.94
Class B: Net Asset Value and offering price per share ($4,636,163 ÷ 310,381 shares)A	$ 14.94

Class C: Net Asset Value and offering price per share ($23,855,793 ÷ 1,600,037 shares)A	$ 14.91

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,183,821,001 ÷ 74,986,749 shares)	$ 15.79

Class F: Net Asset Value, offering price and redemption price per share ($401,077,656 ÷ 25,247,284 shares)	$ 15.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,446,446 ÷ 2,494,375 shares)	$ 15.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends (including $307,289 earned from other affiliated issuers)		$ 4,663,559
Interest		65
Income from Fidelity Central Funds (including $2,823,997 from security lending)		2,854,776
Total income		7,518,400

Expenses
Management fee Basic fee	$ 5,791,373
Performance adjustment	707,182
Transfer agent fees	1,598,494
Distribution and service plan fees	269,796
Accounting and security lending fees	264,275
Independent trustees' compensation	5,495
Registration fees	76,308
Audit	32,519
Legal	3,692
Total expenses before reductions	8,749,134
Expense reductions	(83,817)	8,665,317
Net investment income (loss)		(1,146,917)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,542,030
Other affiliated issuers	(1,854,112)
Foreign currency transactions	(138,389)
Futures contracts	4,024,161
Total net realized gain (loss)		18,573,690
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,175,941)
Assets and liabilities in foreign currencies	(10,827)
Futures contracts	192,165
Total change in net unrealized appreciation (depreciation)		(77,994,603)
Net gain (loss)		(59,420,913)
Net increase (decrease) in net assets resulting from operations		$ (60,567,830)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,146,917)	$ (3,102,614)
Net realized gain (loss)	18,573,690	221,065,530
Change in net unrealized appreciation (depreciation)	(77,994,603)	210,253,368
Net increase (decrease) in net assets resulting from operations	(60,567,830)	428,216,284
Distributions to shareholders from net realized gain	(34,799,429)	(3,013,255)
Share transactions - net increase (decrease)	(5,937,033)	(17,486,495)
Redemption fees	179,111	229,000
Total increase (decrease) in net assets	(101,125,181)	407,945,534

Net Assets
Beginning of period	1,843,138,221	1,435,192,687
End of period (including accumulated net investment loss of $1,995,221 and accumulated net investment loss of $848,304, respectively)	$ 1,742,013,040	$ 1,843,138,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.42	$ 12.66	$ 10.79	$ 13.20	$ 16.06	$ 12.88
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07) H	(.07) I	(.06)	(.11)	(.12) J
Net realized and unrealized gain (loss)	(.53)	3.84	1.94	(2.35)	(1.73)	3.39
Total from investment operations	(.56)	3.77	1.87	(2.41)	(1.84)	3.27
Distributions from net realized gain	(.32)	(.01) M	-	-	(1.02)	(.09)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 15.54	$ 16.42	$ 12.66	$ 10.79	$ 13.20	$ 16.06
Total Return B, C, D	(3.20)%	29.78%	17.33%	(18.26)%	(12.26)%	25.52%
Ratios to Average Net Assets F, K
Expenses before reductions	1.40% A	1.25%	1.35%	1.33%	1.40%	1.44%
Expenses net of fee waivers, if any	1.40% A	1.25%	1.35%	1.33%	1.40%	1.40%
Expenses net of all reductions	1.38% A	1.23%	1.34%	1.33%	1.39%	1.39%
Net investment income (loss)	(.46)% A	(.47)% H	(.56)% I	(.64)%	(.74)%	(.80)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,719	$ 67,272	$ 50,620	$ 40,211	$ 42,187	$ 33,588
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 12.57	$ 10.74	$ 13.17	$ 16.01	$ 12.86
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11) H	(.10)I	(.09)	(.15)	(.16) J
Net realized and unrealized gain (loss)	(.52)	3.81	1.93	(2.34)	(1.73)	3.38
Total from investment operations	(.57)	3.70	1.83	(2.43)	(1.88)	3.22
Distributions from net realized gain	(.32)	-	-	-	(.96)	(.07)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 15.38	$ 16.27	$ 12.57	$ 10.74	$ 13.17	$ 16.01
Total ReturnB, C, D	(3.29)%	29.44%	17.04%	(18.45)%	(12.50)%	25.18%
Ratios to Average Net Assets F, K
Expenses before reductions	1.65% A	1.50%	1.61%	1.60%	1.65%	1.67%
Expenses net of fee waivers, if any	1.65% A	1.50%	1.61%	1.60%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.49%	1.60%	1.59%	1.65%	1.65%
Net investment income (loss)	(.72)% A	(.73)% H	(.82)% I	(.91)%	(.99)%	(1.05)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,457	$ 30,764	$ 23,930	$ 21,533	$ 21,754	$ 26,419
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.86	$ 12.30	$ 10.57	$ 13.03	$ 15.85	$ 12.78
Income from Investment Operations
Net investment income (loss) E	(.08)	(.18) H	(.16) I	(.13)	(.22)	(.23) J
Net realized and unrealized gain (loss)	(.52)	3.74	1.89	(2.33)	(1.71)	3.36
Total from investment operations	(.60)	3.56	1.73	(2.46)	(1.93)	3.13
Distributions from net realized gain	(.32)	-	-	-	(.89)	(.06)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 14.94	$ 15.86	$ 12.30	$ 10.57	$ 13.03	$ 15.85
Total Return B, C, D	(3.57)%	28.94%	16.37%	(18.88)%	(12.92)%	24.57%
Ratios to Average Net Assets F, K
Expenses before reductions	2.14% A	2.00%	2.11%	2.08%	2.15%	2.20%
Expenses net of fee waivers, if any	2.14% A	2.00%	2.11%	2.08%	2.15%	2.15%
Expenses net of all reductions	2.13% A	1.98%	2.09%	2.08%	2.15%	2.15%
Net investment income (loss)	(1.21)% A	(1.22)% H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,636	$ 5,295	$ 5,142	$ 4,171	$ 5,517	$ 6,242
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.83	$ 12.28	$ 10.55	$ 13.00	$ 15.84	$ 12.77
Income from Investment Operations
Net investment income (loss) E	(.08)	(.18) H	(.16) I	(.13)	(.22)	(.23) J
Net realized and unrealized gain (loss)	(.52)	3.73	1.89	(2.32)	(1.71)	3.36
Total from investment operations	(.60)	3.55	1.73	(2.45)	(1.93)	3.13
Distributions from net realized gain	(.32)	-	-	-	(.91)	(.06)
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 14.91	$ 15.83	$ 12.28	$ 10.55	$ 13.00	$ 15.84
Total Return B, C, D	(3.58)%	28.91%	16.40%	(18.85)%	(12.94)%	24.59%
Ratios to Average Net Assets F, K
Expenses before reductions	2.15% A	2.00%	2.11%	2.08%	2.15%	2.20%
Expenses net of fee waivers, if any	2.15% A	2.00%	2.11%	2.08%	2.15%	2.15%
Expenses net of all reductions	2.13% A	1.98%	2.09%	2.07%	2.14%	2.14%
Net investment income (loss)	(1.21)% A	(1.22)% H	(1.32)% I	(1.39)%	(1.49)%	(1.55)% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,856	$ 24,914	$ 18,091	$ 14,267	$ 15,946	$ 22,348
Portfolio turnover rate G	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.36)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.42)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 12.81	$ 10.89	$ 13.29	$ 16.15	$ 12.93
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03) G	(.04) H	(.04)	(.07)	(.08) I
Net realized and unrealized gain (loss)	(.53)	3.90	1.96	(2.36)	(1.74)	3.40
Total from investment operations	(.54)	3.87	1.92	(2.40)	(1.81)	3.32
Distributions from net realized gain	(.32)	(.03) L	-	-	(1.05)	(.10)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 15.79	$ 16.65	$ 12.81	$ 10.89	$ 13.29	$ 16.15
Total Return B, C	(3.03)%	30.20%	17.63%	(18.06)%	(11.98)%	25.84%
Ratios to Average Net Assets E, J
Expenses before reductions	1.08% A	.95%	1.08%	1.08%	1.11%	1.10%
Expenses net of fee waivers, if any	1.08% A	.95%	1.08%	1.08%	1.11%	1.10%
Expenses net of all reductions	1.07% A	.93%	1.07%	1.08%	1.10%	1.09%
Net investment income (loss)	(.15)% A	(.17)% G	(.29)% H	(.39)%	(.45)%	(.50)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,183,821	$ 1,382,688	$ 1,204,818	$ 1,085,184	$ 1,217,520	$ 1,149,809
Portfolio turnover rate F	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.73	$ 12.85	$ 10.90	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.01	.01 H	- I, L	(.01)
Net realized and unrealized gain (loss)	(.53)	3.91	1.95	.88
Total from investment operations	(.52)	3.92	1.95	.87
Distributions from net realized gain	(.32)	(.04) M	-	-
Redemption fees added to paid in capital D, L	-	-	-	-
Net asset value, end of period	$ 15.89	$ 16.73	$ 12.85	$ 10.90
Total Return B, C	(2.90)%	30.56%	17.89%	8.67%
Ratios to Average Net Assets E, K
Expenses before reductions	.84% A	.70%	.78%	.74% A
Expenses net of fee waivers, if any	.84% A	.70%	.78%	.74% A
Expenses net of all reductions	.83% A	.68%	.77%	.73% A
Net investment income (loss)	.09% A	.08% H	-% G, I	(.54)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,078	$ 290,765	$ 106,941	$ 159
Portfolio turnover rate F	136% A	106%	105%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.68	$ 12.83	$ 10.91	$ 13.30	$ 16.15	$ 12.92
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03) G	(.03) H	(.03)	(.06)	(.07) I
Net realized and unrealized gain (loss)	(.54)	3.91	1.95	(2.36)	(1.74)	3.41
Total from investment operations	(.55)	3.88	1.92	(2.39)	(1.80)	3.34
Distributions from net realized gain	(.32)	(.03) K	-	-	(1.05)	(.11)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 15.81	$ 16.68	$ 12.83	$ 10.91	$ 13.30	$ 16.15
Total Return B, C	(3.09)%	30.24%	17.60%	(17.97)%	(11.93)%	25.99%
Ratios to Average Net Assets E, J
Expenses before reductions	1.11% A	.94%	1.03%	1.05%	1.04%	1.05%
Expenses net of fee waivers, if any	1.11% A	.94%	1.03%	1.05%	1.04%	1.05%
Expenses net of all reductions	1.10% A	.93%	1.02%	1.04%	1.03%	1.05%
Net investment income (loss)	(.18)% A	(.17)% G	(.24)% H	(.36)%	(.38)%	(.46)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,446	$ 41,440	$ 25,650	$ 19,204	$ 22,444	$ 18,671
Portfolio turnover rate F	136% A	106%	105%	150%	113%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity® Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Growth, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 252,506,620
Gross unrealized depreciation	(50,384,829)
Net unrealized appreciation (depreciation) on securities and other investments	$ 202,121,791
Tax cost	$ 1,588,263,842

The Fund intends to elect to defer to its fiscal year ending July 31, 2012 approximately $848,304 of currency losses recognized during the period November 1, 2010 to July 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments variation margin are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $4,024,161 and a change in net unrealized appreciation (depreciation) of $192,165 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,103,583,096 and $1,222,225,338, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 72,929	$ 1,626
Class T	.25%	.25%	65,842	-
Class B	.75%	.25%	22,469	16,852
Class C	.75%	.25%	108,556	20,033
			$ 269,796	$ 38,511

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,601
Class T	2,209
Class B*	3,893
Class C*	1,901
$ 12,604

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 88,069.30
Class T	40,770.31
Class B	6,750.30
Class C	32,667.30
Small Cap Growth	1,380,680.24
Institutional Class	49,558.27
	$ 1,598,494

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $67,747 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,327 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,899,808. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $27,226 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $83,817 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net realized gain
Class A	$ 1,262,924	$ 40,130
Class T	573,407	-
Class B	101,910	-
Class C	481,854	-
Small Cap Growth	25,434,274	2,420,020
Class F	6,152,820	492,928
Institutional Class	792,240	60,177
Total	$ 34,799,429	$ 3,013,255

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	572,746	1,459,436	$ 8,320,416	$ 22,640,692
Reinvestment of distributions	85,896	2,323	1,194,285	36,172
Shares redeemed	(784,049)	(1,364,690)	(11,395,250)	(20,977,078)
Net increase (decrease)	(125,407)	97,069	$ (1,880,549)	$ 1,699,786
Class T
Shares sold	145,630	420,613	$ 2,106,118	$ 6,491,294
Reinvestment of distributions	38,774	-	533,890	-
Shares redeemed	(289,373)	(434,512)	(4,124,620)	(6,714,256)
Net increase (decrease)	(104,969)	(13,899)	$ (1,484,612)	$ (222,962)
Class B
Shares sold	7,487	25,204	$ 106,396	$ 366,276
Reinvestment of distributions	7,173	-	96,091	-
Shares redeemed	(38,240)	(109,118)	(533,021)	(1,597,390)
Net increase (decrease)	(23,580)	(83,914)	$ (330,534)	$ (1,231,114)
Class C
Shares sold	221,401	469,568	$ 3,147,700	$ 7,154,653
Reinvestment of distributions	33,110	-	443,092	-
Shares redeemed	(228,620)	(368,398)	(3,163,309)	(5,494,248)
Net increase (decrease)	25,891	101,170	$ 427,483	$ 1,660,405

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Small Cap Growth
Shares sold	7,365,218	19,971,507	$ 108,678,938	$ 315,167,556
Reinvestment of distributions	1,774,193	153,921	25,023,264	2,384,001
Shares redeemed	(17,201,403)	(31,144,660)	(252,657,502)	(483,710,319)
Net increase (decrease)	(8,061,992)	(11,019,232)	$ (118,955,300)	$ (166,158,762)
Class F
Shares sold	8,575,077	11,382,202	$ 126,763,266	$ 176,012,143
Reinvestment of distributions	432,802	31,816	6,152,820	492,928
Shares redeemed	(1,138,704)	(2,356,621)	(16,794,218)	(37,493,486)
Net increase (decrease)	7,869,175	9,057,397	$ 116,121,868	$ 139,011,585
Institutional Class
Shares sold	592,919	1,038,111	$ 8,818,174	$ 16,415,657
Reinvestment of distributions	44,186	2,532	624,723	39,301
Shares redeemed	(627,210)	(555,221)	(9,278,286)	(8,700,391)
Net increase (decrease)	9,895	485,422	$ 164,611	$ 7,754,567

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 56% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCPI-USAN-0312
1.803724.108

(Fidelity Investment logo)(registered trademark)

Fidelity®

Small Cap Value

Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.48%
Actual		$ 1,000.00	$ 1,016.40	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.51
Class T	1.72%
Actual		$ 1,000.00	$ 1,015.40	$ 8.71
HypotheticalA		$ 1,000.00	$ 1,016.49	$ 8.72
Class B	2.23%
Actual		$ 1,000.00	$ 1,012.90	$ 11.28
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 11.29
Class C	2.23%
Actual		$ 1,000.00	$ 1,012.20	$ 11.28
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 11.29
Small Cap Value	1.17%
Actual		$ 1,000.00	$ 1,018.10	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.94
Class F	.93%
Actual		$ 1,000.00	$ 1,019.70	$ 4.72
HypotheticalA		$ 1,000.00	$ 1,020.46	$ 4.72
Institutional Class	1.18%
Actual		$ 1,000.00	$ 1,018.00	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
WESCO International, Inc.	3.3	2.7
HNI Corp.	3.0	1.9
Regis Corp.	2.8	2.4
DCT Industrial Trust, Inc.	2.7	3.0
United Stationers, Inc.	2.6	2.5
TCF Financial Corp.	2.4	2.4
Platinum Underwriters Holdings Ltd.	2.3	2.1
Highwoods Properties, Inc. (SBI)	2.3	2.6
Alterra Capital Holdings Ltd.	2.3	2.0
MEDNAX, Inc.	2.2	2.7
	25.9
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.6	35.2
Industrials	15.2	12.5
Consumer Discretionary	13.5	11.9
Information Technology	11.5	11.6
Health Care	7.9	8.3
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks 99.9%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.1%	** Foreign investments	8.3%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Diversified Consumer Services - 2.8%
Regis Corp. (e)	3,995,824	$ 68,488,423
Household Durables - 6.9%
Ethan Allen Interiors, Inc.	667,112	15,743,843
KB Home (d)	3,300,000	29,766,000
M.D.C. Holdings, Inc. (d)(e)	2,424,300	48,049,626
Meritage Homes Corp. (a)	1,536,160	37,175,072
Ryland Group, Inc. (d)	2,171,537	39,521,973
		170,256,514
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	1,365,159	31,275,793
Ascena Retail Group, Inc. (a)	960,700	33,979,959
Tsutsumi Jewelry Co. Ltd.	791,400	18,905,148
		84,160,900
TOTAL CONSUMER DISCRETIONARY		322,905,837
CONSUMER STAPLES - 3.1%
Food Products - 2.3%
Chiquita Brands International, Inc. (a)	2,070,900	18,203,211
Dean Foods Co. (a)	3,600,000	38,736,000
		56,939,211
Household Products - 0.8%
Spectrum Brands Holdings, Inc. (a)	687,476	19,902,430
TOTAL CONSUMER STAPLES		76,841,641
ENERGY - 3.6%
Energy Equipment & Services - 1.7%
Superior Energy Services, Inc. (a)(d)	1,466,700	41,815,617
Oil, Gas & Consumable Fuels - 1.9%
Berry Petroleum Co. Class A	1,025,000	46,135,250
TOTAL ENERGY		87,950,867
FINANCIALS - 34.8%
Capital Markets - 3.4%
Knight Capital Group, Inc. Class A (a)	3,454,903	44,879,190
Monex Beans Holdings, Inc.	27,904	4,458,490
Waddell & Reed Financial, Inc. Class A	1,210,000	33,214,500
		82,552,180
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 11.3%
Associated Banc-Corp.	4,432,650	$ 55,230,819
CapitalSource, Inc.	6,548,461	45,249,866
City National Corp.	784,900	36,011,212
National Penn Bancshares, Inc.	4,266,604	37,076,789
PacWest Bancorp (e)	1,857,600	39,511,152
TCF Financial Corp.	5,794,547	58,177,252
Western Liberty Bancorp (a)(e)	2,400,000	6,312,000
		277,569,090
Insurance - 7.4%
Alterra Capital Holdings Ltd.	2,337,411	56,495,224
Aspen Insurance Holdings Ltd.	1,520,200	40,376,512
Platinum Underwriters Holdings Ltd.	1,694,139	58,024,261
ProAssurance Corp.	350,000	28,570,500
		183,466,497
Real Estate Investment Trusts - 7.6%
DCT Industrial Trust, Inc.	12,180,586	67,236,835
Franklin Street Properties Corp.	3,160,000	32,200,400
Highwoods Properties, Inc. (SBI) (d)	1,720,330	56,925,720
National Retail Properties, Inc. (d)	1,140,000	30,791,400
		187,154,355
Real Estate Management & Development - 1.3%
Forestar Group, Inc. (a)(e)	1,996,875	31,790,250
Thrifts & Mortgage Finance - 3.8%
Astoria Financial Corp. (d)(e)	5,418,152	45,133,206
Washington Federal, Inc.	3,086,175	48,638,118
		93,771,324
TOTAL FINANCIALS		856,303,696
HEALTH CARE - 7.9%
Health Care Providers & Services - 7.9%
Centene Corp. (a)	1,124,832	50,842,406
Chemed Corp.	465,200	26,116,328
MEDNAX, Inc. (a)	779,700	55,530,234
Providence Service Corp. (a)(e)	1,016,495	15,338,910
Team Health Holdings, Inc. (a)	2,266,500	46,689,900
		194,517,778
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 15.2%
Commercial Services & Supplies - 7.6%
ACCO Brands Corp. (a)	2,170,000	$ 23,045,400
HNI Corp. (d)(e)	2,674,619	72,562,413
Knoll, Inc.	1,712,898	27,337,852
United Stationers, Inc.	1,980,800	64,039,264
		186,984,929
Machinery - 2.4%
Blount International, Inc. (a)(e)	2,604,723	42,769,552
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,047,872	16,713,558
		59,483,110
Trading Companies & Distributors - 5.2%
H&E Equipment Services, Inc. (a)(e)	2,742,264	46,591,065
WESCO International, Inc. (a)	1,303,633	81,972,443
		128,563,508
TOTAL INDUSTRIALS		375,031,547
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.9%
ViaSat, Inc. (a)	984,472	46,801,799
Electronic Equipment & Components - 6.7%
Ingram Micro, Inc. Class A (a)	2,753,100	52,253,838
Macnica, Inc.	677,400	15,995,278
Ryoyo Electro Corp. (e)	1,972,700	22,798,750
SYNNEX Corp. (a)	675,710	24,447,188
Tech Data Corp. (a)	964,600	50,082,032
		165,577,086
Internet Software & Services - 0.8%
j2 Global, Inc. (d)	730,149	19,684,817
Semiconductors & Semiconductor Equipment - 0.4%
Miraial Co. Ltd. (d)(e)	720,200	10,250,781
Software - 1.7%
Monotype Imaging Holdings, Inc. (a)(e)	2,604,000	40,648,440
TOTAL INFORMATION TECHNOLOGY		282,962,923
MATERIALS - 4.4%
Chemicals - 1.0%
PolyOne Corp.	1,750,000	25,235,000
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 3.4%
Carpenter Technology Corp.	409,380	$ 21,484,262
Haynes International, Inc.	496,108	30,143,522
RTI International Metals, Inc. (a)	1,220,997	30,732,494
		82,360,278
TOTAL MATERIALS		107,595,278
UTILITIES - 5.1%
Electric Utilities - 2.0%
Westar Energy, Inc.	1,760,000	50,054,400
Gas Utilities - 3.1%
Southwest Gas Corp.	836,756	34,976,401
UGI Corp.	1,502,654	40,436,419
		75,412,820
TOTAL UTILITIES		125,467,220
TOTAL COMMON STOCKS (Cost $2,053,907,920)		2,429,576,787
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.4%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	8,712,144
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
DDR Corp. Series H, 7.375%	818,790	20,469,750
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		29,181,894
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	8,469,412	$ 8,469,412
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	70,626,640	70,626,640
TOTAL MONEY MARKET FUNDS (Cost $79,096,052)		79,096,052
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $2,153,358,742)		2,537,854,733
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(75,315,351)
NET ASSETS - 100%		$ 2,462,539,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,097
Fidelity Securities Lending Cash Central Fund	67,330
Total	$ 71,427
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 56,131,471	$ 5,135,258	$ -	$ 1,356,720	$ 45,133,206
Blount International, Inc.	43,316,543	-	-	-	42,769,552
Columbus McKinnon Corp. (NY Shares)	15,792,000	1,137,487	-	-	16,713,558
DCT Industrial Trust, Inc.	74,961,776	-	7,151,583	509,363	-
Forestar Group, Inc.	-	24,473,760	-	-	31,790,250
H&E Equipment Services, Inc.	29,272,896	2,743,497	-	-	46,591,065
Haynes International, Inc.	42,301,857	-	8,879,973	228,365	-
HNI Corp.	49,131,621	18,981,945	17,053,493	1,282,635	72,562,413
Ingles Markets, Inc. Class A	10,225,970	-	9,904,080	78,182	-
M.D.C. Holdings, Inc.	54,813,423	-	-	1,212,150	48,049,626
Miraial Co. Ltd.	15,046,860	-	-	259,439	10,250,781
Monotype Imaging Holdings, Inc.	35,396,690	274,945	-	-	40,648,440
PacWest Bancorp	36,873,360	-	-	352,944	39,511,152
Providence Service Corp.	12,045,466	-	-	-	15,338,910
Regis Corp.	60,080,486	-	816,632	485,499	68,488,423
Ryoyo Electro Corp.	19,684,709	-	-	355,315	22,798,750
Western Liberty Bancorp	7,248,000	-	-	-	6,312,000
Total	$ 562,323,128	$ 52,746,892	$ 43,805,761	$ 6,120,612	$ 506,958,126
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $69,413,987) - See accompanying schedule: Unaffiliated issuers (cost $1,624,390,768)	$ 1,951,800,555
Fidelity Central Funds (cost $79,096,052)	79,096,052
Other affiliated issuers (cost $449,871,922)	506,958,126
Total Investments (cost $2,153,358,742)		$ 2,537,854,733
Receivable for fund shares sold		2,588,317
Dividends receivable		2,523,736
Distributions receivable from Fidelity Central Funds		10,327
Prepaid expenses		5,951
Other receivables		6,013
Total assets		2,542,989,077

Liabilities
Payable for investments purchased	$ 3,599,920
Payable for fund shares redeemed	3,866,448
Accrued management fee	1,774,961
Distribution and service plan fees payable	94,259
Other affiliated payables	455,826
Other payables and accrued expenses	31,641
Collateral on securities loaned, at value	70,626,640
Total liabilities		80,449,695

Net Assets		$ 2,462,539,382
Net Assets consist of:
Paid in capital		$ 2,064,889,931
Undistributed net investment income		1,369,455
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,771,626
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		384,508,370
Net Assets		$ 2,462,539,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,756,332 ÷ 9,759,264 shares)	$ 14.63

Maximum offering price per share (100/94.25 of $14.63)	$ 15.52
Class T: Net Asset Value and redemption price per share ($55,281,017 ÷ 3,817,911 shares)	$ 14.48

Maximum offering price per share (100/96.50 of $14.48)	$ 15.01
Class B: Net Asset Value and offering price per share ($7,458,018 ÷ 528,910 shares)A	$ 14.10

Class C: Net Asset Value and offering price per share ($44,666,949 ÷ 3,167,061 shares)A	$ 14.10

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,690,863,388 ÷ 114,374,292 shares)	$ 14.78

Class F: Net Asset Value, offering price and redemption price per share ($407,308,001 ÷ 27,503,429 shares)	$ 14.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($114,205,677 ÷ 7,720,011 shares)	$ 14.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends (including $6,120,612 earned from other affiliated issuers)		$ 18,508,901
Interest		3
Income from Fidelity Central Funds		71,427
Total income		18,580,331

Expenses
Management fee Basic fee	$ 8,006,899
Performance adjustment	1,957,959
Transfer agent fees	2,393,658
Distribution and service plan fees	524,292
Accounting and security lending fees	349,431
Custodian fees and expenses	19,057
Independent trustees' compensation	7,549
Registration fees	95,933
Audit	42,491
Legal	5,055
Interest	359
Miscellaneous	10,472
Total expenses before reductions	13,413,155
Expense reductions	(15,984)	13,397,171
Net investment income (loss)		5,183,160
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,616,399
Other affiliated issuers	(4,716,500)
Foreign currency transactions	3,016
Total net realized gain (loss)		32,902,915
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,513,790)
Assets and liabilities in foreign currencies	4,836
Total change in net unrealized appreciation (depreciation)		(8,508,954)
Net gain (loss)		24,393,961
Net increase (decrease) in net assets resulting from operations		$ 29,577,121

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,183,160	$ 8,365,475
Net realized gain (loss)	32,902,915	155,481,563
Change in net unrealized appreciation (depreciation)	(8,508,954)	203,701,455
Net increase (decrease) in net assets resulting from operations	29,577,121	367,548,493
Distributions to shareholders from net investment income	(3,813,705)	(16,151,065)
Distributions to shareholders from net realized gain	(148,970,861)	(20,051,059)
Total distributions	(152,784,566)	(36,202,124)
Share transactions - net increase (decrease)	51,768,518	54,629,275
Redemption fees	397,311	445,888
Total increase (decrease) in net assets	(71,041,616)	386,421,532

Net Assets
Beginning of period	2,533,580,998	2,147,159,466
End of period (including undistributed net investment income of $1,369,455 and $0, respectively)	$ 2,462,539,382	$ 2,533,580,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.48	$ 13.45	$ 11.13	$ 11.82	$ 14.34	$ 13.17
Income from Investment Operations
Net investment income (loss) E	.01	.01 H	.02 I	.08	(.01)	(.06)
Net realized and unrealized gain (loss)	.07	2.22	2.33	(.60)	(1.98)	1.90
Total from investment operations	.08	2.23	2.35	(.52)	(1.99)	1.84
Distributions from net investment income	(.01)	(.08)	(.03)	(.06)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.67)
Total distributions	(.93) L	(.20)	(.03)	(.17)	(.53)	(.67)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.63	$ 15.48	$ 13.45	$ 11.13	$ 11.82	$ 14.34
Total Return B, C, D	1.64%	16.72%	21.16%	(4.37)%	(14.35)%	14.59%
Ratios to Average Net Assets F, J
Expenses before reductions	1.48% A	1.44%	1.47%	1.45%	1.43%	1.45%
Expenses net of fee waivers, if any	1.48% A	1.43%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.48% A	1.43%	1.39%	1.40%	1.40%	1.40%
Net investment income (loss)	.17% A	.06% H	.17% I	.81%	(.05)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,756	$ 140,707	$ 96,994	$ 55,029	$ 52,446	$ 61,357
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate hare of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.34	$ 13.34	$ 11.05	$ 11.74	$ 14.28	$ 13.13
Income from Investment Operations
Net investment income (loss) E	- K	(.03) H	(.01) I	.05	(.04)	(.10)
Net realized and unrealized gain (loss)	.07	2.20	2.31	(.59)	(1.97)	1.90
Total from investment operations	.07	2.17	2.30	(.54)	(2.01)	1.80
Distributions from net investment income	-	(.05)	(.01)	(.04)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.65)
Total distributions	(.93)	(.17)	(.01)	(.15)	(.53)	(.65)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.48	$ 15.34	$ 13.34	$ 11.05	$ 11.74	$ 14.28
Total Return B, C, D	1.54%	16.36%	20.87%	(4.57)%	(14.58)%	14.34%
Ratios to Average Net Assets F, J
Expenses before reductions	1.72% A	1.70%	1.72%	1.70%	1.68%	1.66%
Expenses net of fee waivers, if any	1.72% A	1.69%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.72% A	1.69%	1.64%	1.65%	1.65%	1.65%
Net investment income (loss)	(.07)% A	(.19)% H	(.08)% I	.56%	(.30)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,281	$ 55,845	$ 44,091	$ 28,534	$ 32,091	$ 51,518
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 13.08	$ 10.88	$ 11.60	$ 14.19	$ 13.07
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10) H	(.07) I	.01	(.10)	(.17)
Net realized and unrealized gain (loss)	.07	2.15	2.27	(.59)	(1.96)	1.90
Total from investment operations	.03	2.05	2.20	(.58)	(2.06)	1.73
Distributions from net investment income	-	(.01)	-	(.03)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.61)
Total distributions	(.93)	(.13)	-	(.14)	(.53)	(.61)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.10	$ 15.00	$ 13.08	$ 10.88	$ 11.60	$ 14.19
Total Return B, C, D	1.29%	15.80%	20.22%	(5.05)%	(15.04)%	13.78%
Ratios to Average Net Assets F, J
Expenses before reductions	2.23% A	2.20%	2.22%	2.20%	2.18%	2.20%
Expenses net of fee waivers, if any	2.23% A	2.19%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.23% A	2.19%	2.14%	2.15%	2.15%	2.15%
Net investment income (loss)	(.58)% A	(.69)% H	(.58)% I	.06%	(.80)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,458	$ 8,549	$ 9,747	$ 7,153	$ 7,886	$ 12,075
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.01	$ 13.08	$ 10.89	$ 11.60	$ 14.19	$ 13.07
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10) H	(.07) I	.01	(.10)	(.17)
Net realized and unrealized gain (loss)	.06	2.17	2.26	(.58)	(1.96)	1.90
Total from investment operations	.02	2.07	2.19	(.57)	(2.06)	1.73
Distributions from net investment income	-	(.02)	-	(.03)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.61)
Total distributions	(.93)	(.14)	-	(.14)	(.53)	(.61)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.10	$ 15.01	$ 13.08	$ 10.89	$ 11.60	$ 14.19
Total Return B, C, D	1.22%	15.91%	20.11%	(4.98)%	(15.04)%	13.77%
Ratios to Average Net Assets F, J
Expenses before reductions	2.23% A	2.18%	2.22%	2.20%	2.18%	2.20%
Expenses net of fee waivers, if any	2.23% A	2.18%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.23% A	2.18%	2.14%	2.15%	2.15%	2.15%
Net investment income (loss)	(.58)% A	(.68)% H	(.58)% I	.06%	(.80)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,667	$ 47,457	$ 37,346	$ 21,345	$ 20,924	$ 34,155
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.62	$ 13.56	$ 11.22	$ 11.91	$ 14.43	$ 13.22
Income from Investment Operations
Net investment income (loss) D	.03	.06 G	.05 H	.10	.03	(.02)
Net realized and unrealized gain (loss)	.08	2.23	2.34	(.60)	(1.99)	1.91
Total from investment operations	.11	2.29	2.39	(.50)	(1.96)	1.89
Distributions from net investment income	(.02)	(.10)	(.05)	(.08)	-	-
Distributions from net realized gain	(.93)	(.13)	-	(.11)	(.56)	(.68)
Total distributions	(.95)	(.23)	(.05)	(.19)	(.56)	(.68)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.78	$ 15.62	$ 13.56	$ 11.22	$ 11.91	$ 14.43
Total Return B, C	1.81%	17.03%	21.32%	(4.15)%	(14.10)%	14.96%
Ratios to Average Net Assets E, I
Expenses before reductions	1.17% A	1.13%	1.18%	1.20%	1.14%	1.11%
Expenses net of fee waivers, if any	1.17% A	1.13%	1.18%	1.20%	1.14%	1.11%
Expenses net of all reductions	1.17% A	1.13%	1.17%	1.20%	1.13%	1.11%
Net investment income (loss)	.48% A	.37% G	.39% H	1.01%	.22%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,690,863	$ 1,899,805	$ 1,770,675	$ 1,488,736	$ 1,136,860	$ 1,233,808
Portfolio turnover rate F	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.64	$ 13.58	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.05	.09 G	.09 H	.01
Net realized and unrealized gain (loss)	.08	2.23	2.34	.94
Total from investment operations	.13	2.32	2.43	.95
Distributions from net investment income	(.04)	(.14)	(.07)	-
Distributions from net realized gain	(.93)	(.13)	-	-
Total distributions	(.96) L	(.26) M	(.07)	-
Redemption fees added to paid in capital D, K	-	-	-	-
Net asset value, end of period	$ 14.81	$ 15.64	$ 13.58	$ 11.22
Total Return B, C	1.97%	17.31%	21.69%	9.25%
Ratios to Average Net Assets E, J
Expenses before reductions	.93% A	.88%	.90%	.86% A
Expenses net of fee waivers, if any	.93% A	.88%	.90%	.86% A
Expenses net of all reductions	.93% A	.88%	.89%	.86% A
Net investment income (loss)	.72% A	.61% G	.67% H	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 407,308	$ 279,653	$ 109,868	$ 159
Portfolio turnover rate F	19% A	22%	49%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.96 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.925 per share. M Total distributions of $.26 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 13.58	$ 11.24	$ 11.91	$ 14.43	$ 13.22
Income from Investment Operations
Net investment income (loss) D	.03	.06 G	.06 H	.10	.03	(.02)
Net realized and unrealized gain (loss)	.08	2.23	2.34	(.59)	(1.99)	1.91
Total from investment operations	.11	2.29	2.40	(.49)	(1.96)	1.89
Distributions from net investment income	(.02)	(.11)	(.06)	(.07)	-	-
Distributions from net realized gain	(.93)	(.13)	-	(.11)	(.56)	(.68)
Total distributions	(.95)	(.24)	(.06)	(.18)	(.56)	(.68)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.79	$ 15.63	$ 13.58	$ 11.24	$ 11.91	$ 14.43
Total Return B, C	1.80%	17.02%	21.42%	(4.04)%	(14.10)%	14.99%
Ratios to Average Net Assets E, I
Expenses before reductions	1.18% A	1.10%	1.12%	1.20%	1.13%	1.10%
Expenses net of fee waivers, if any	1.18% A	1.10%	1.12%	1.15%	1.13%	1.10%
Expenses net of all reductions	1.18% A	1.10%	1.12%	1.15%	1.13%	1.10%
Net investment income (loss)	.46% A	.39% G	.45% H	1.06%	.22%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,206	$ 101,565	$ 78,440	$ 10,336	$ 8,584	$ 11,594
Portfolio turnover rate F	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 535,803,791
Gross unrealized depreciation	(152,407,227)
Net unrealized appreciation (depreciation) on securities and other investments	$ 383,396,564

Tax cost	$ 2,154,458,169

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $214,827,972 and $303,280,197, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to an appropriate benchmark index. For the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 158,819	$ 2,262
Class T	.25%	.25%	123,242	-
Class B	.75%	.25%	36,236	27,176
Class C	.75%	.25%	205,995	37,926
			$ 524,292	$ 67,364

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,020
Class T	2,447
Class B*	5,366
Class C*	3,351
$ 25,184

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 189,941.30
Class T	72,020.29
Class B	10,814.30
Class C	61,689.30
Small Cap Value	1,934,488.24
Institutional Class	124,706.25
	$ 2,393,658

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,232 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,367,333.34%		$ 359

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,193 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $67,330, including $8,338 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,984 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 57,416	$ 602,963
Class T	-	175,083
Class B	-	8,350
Class C	-	50,685
Small Cap Value	2,736,678	13,136,446
Class F	858,634	1,502,640
Institutional Class	160,977	674,898
Total	$ 3,813,705	$ 16,151,065
From net realized gain
Class A	$ 8,369,078	$ 938,086
Class T	3,332,444	417,804
Class B	513,839	85,354
Class C	2,835,863	362,483
Small Cap Value	109,450,262	16,213,209
Class F	18,207,376	1,278,822
Institutional Class	6,261,999	755,301
Total	$ 148,970,861	$ 20,051,059

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,745,502	4,641,222	$ 23,503,323	$ 70,784,911
Reinvestment of distributions	639,382	98,821	7,957,626	1,412,739
Shares redeemed	(1,718,023)	(2,860,682)	(23,026,770)	(43,524,578)
Net increase (decrease)	666,861	1,879,361	$ 8,434,179	$ 28,673,072
Class T
Shares sold	570,970	1,830,956	$ 7,714,081	$ 27,619,849
Reinvestment of distributions	264,657	40,370	3,258,576	573,649
Shares redeemed	(658,126)	(1,537,319)	(8,715,946)	(23,500,005)
Net increase (decrease)	177,501	334,007	$ 2,256,711	$ 4,693,493

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class B
Shares sold	9,521	84,331	$ 123,316	$ 1,230,023
Reinvestment of distributions	36,117	5,817	433,889	79,168
Shares redeemed	(86,527)	(265,513)	(1,119,149)	(3,874,627)
Net increase (decrease)	(40,889)	(175,365)	$ (561,944)	$ (2,565,436)
Class C
Shares sold	362,479	1,131,174	$ 4,727,316	$ 16,672,873
Reinvestment of distributions	202,948	25,779	2,439,209	354,104
Shares redeemed	(560,846)	(848,659)	(7,260,681)	(12,648,504)
Net increase (decrease)	4,581	308,294	$ (94,156)	$ 4,378,473
Small Cap Value
Shares sold	12,059,271	35,677,635	$ 165,030,055	$ 541,990,483
Reinvestment of distributions	8,564,707	1,987,755	107,820,739	28,460,668
Shares redeemed	(27,849,295)	(46,640,533)	(376,742,586)	(708,788,001)
Net increase (decrease)	(7,225,317)	(8,975,143)	$ (103,891,792)	$ (138,336,850)
Class F
Shares sold	9,433,667	11,644,633	$ 127,817,009	$ 177,097,711
Reinvestment of distributions	1,506,337	192,943	19,066,009	2,781,462
Shares redeemed	(1,311,697)	(2,052,505)	(17,707,407)	(32,200,197)
Net increase (decrease)	9,628,307	9,785,071	$ 129,175,611	$ 147,678,976
Institutional Class
Shares sold	2,226,725	4,417,342	$ 30,470,570	$ 67,359,213
Reinvestment of distributions	445,761	90,435	5,619,794	1,288,856
Shares redeemed	(1,449,234)	(3,788,938)	(19,640,455)	(58,540,522)
Net increase (decrease)	1,223,252	718,839	$ 16,449,909	$ 10,107,547

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Other - continued

At the end of the period, the Fidelity Freedom Funds® and Fidelity Freedom K Funds® were the owners of record, in the aggregate, of approximately 40% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SCV-USAN-0312
1.803708.107

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Small Cap Value

Fund
Class F

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.48%
Actual		$ 1,000.00	$ 1,016.40	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.51
Class T	1.72%
Actual		$ 1,000.00	$ 1,015.40	$ 8.71
HypotheticalA		$ 1,000.00	$ 1,016.49	$ 8.72
Class B	2.23%
Actual		$ 1,000.00	$ 1,012.90	$ 11.28
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 11.29
Class C	2.23%
Actual		$ 1,000.00	$ 1,012.20	$ 11.28
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 11.29
Small Cap Value	1.17%
Actual		$ 1,000.00	$ 1,018.10	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.94
Class F	.93%
Actual		$ 1,000.00	$ 1,019.70	$ 4.72
HypotheticalA		$ 1,000.00	$ 1,020.46	$ 4.72
Institutional Class	1.18%
Actual		$ 1,000.00	$ 1,018.00	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
WESCO International, Inc.	3.3	2.7
HNI Corp.	3.0	1.9
Regis Corp.	2.8	2.4
DCT Industrial Trust, Inc.	2.7	3.0
United Stationers, Inc.	2.6	2.5
TCF Financial Corp.	2.4	2.4
Platinum Underwriters Holdings Ltd.	2.3	2.1
Highwoods Properties, Inc. (SBI)	2.3	2.6
Alterra Capital Holdings Ltd.	2.3	2.0
MEDNAX, Inc.	2.2	2.7
	25.9
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.6	35.2
Industrials	15.2	12.5
Consumer Discretionary	13.5	11.9
Information Technology	11.5	11.6
Health Care	7.9	8.3
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks 99.9%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.1%	** Foreign investments	8.3%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Diversified Consumer Services - 2.8%
Regis Corp. (e)	3,995,824	$ 68,488,423
Household Durables - 6.9%
Ethan Allen Interiors, Inc.	667,112	15,743,843
KB Home (d)	3,300,000	29,766,000
M.D.C. Holdings, Inc. (d)(e)	2,424,300	48,049,626
Meritage Homes Corp. (a)	1,536,160	37,175,072
Ryland Group, Inc. (d)	2,171,537	39,521,973
		170,256,514
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	1,365,159	31,275,793
Ascena Retail Group, Inc. (a)	960,700	33,979,959
Tsutsumi Jewelry Co. Ltd.	791,400	18,905,148
		84,160,900
TOTAL CONSUMER DISCRETIONARY		322,905,837
CONSUMER STAPLES - 3.1%
Food Products - 2.3%
Chiquita Brands International, Inc. (a)	2,070,900	18,203,211
Dean Foods Co. (a)	3,600,000	38,736,000
		56,939,211
Household Products - 0.8%
Spectrum Brands Holdings, Inc. (a)	687,476	19,902,430
TOTAL CONSUMER STAPLES		76,841,641
ENERGY - 3.6%
Energy Equipment & Services - 1.7%
Superior Energy Services, Inc. (a)(d)	1,466,700	41,815,617
Oil, Gas & Consumable Fuels - 1.9%
Berry Petroleum Co. Class A	1,025,000	46,135,250
TOTAL ENERGY		87,950,867
FINANCIALS - 34.8%
Capital Markets - 3.4%
Knight Capital Group, Inc. Class A (a)	3,454,903	44,879,190
Monex Beans Holdings, Inc.	27,904	4,458,490
Waddell & Reed Financial, Inc. Class A	1,210,000	33,214,500
		82,552,180
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 11.3%
Associated Banc-Corp.	4,432,650	$ 55,230,819
CapitalSource, Inc.	6,548,461	45,249,866
City National Corp.	784,900	36,011,212
National Penn Bancshares, Inc.	4,266,604	37,076,789
PacWest Bancorp (e)	1,857,600	39,511,152
TCF Financial Corp.	5,794,547	58,177,252
Western Liberty Bancorp (a)(e)	2,400,000	6,312,000
		277,569,090
Insurance - 7.4%
Alterra Capital Holdings Ltd.	2,337,411	56,495,224
Aspen Insurance Holdings Ltd.	1,520,200	40,376,512
Platinum Underwriters Holdings Ltd.	1,694,139	58,024,261
ProAssurance Corp.	350,000	28,570,500
		183,466,497
Real Estate Investment Trusts - 7.6%
DCT Industrial Trust, Inc.	12,180,586	67,236,835
Franklin Street Properties Corp.	3,160,000	32,200,400
Highwoods Properties, Inc. (SBI) (d)	1,720,330	56,925,720
National Retail Properties, Inc. (d)	1,140,000	30,791,400
		187,154,355
Real Estate Management & Development - 1.3%
Forestar Group, Inc. (a)(e)	1,996,875	31,790,250
Thrifts & Mortgage Finance - 3.8%
Astoria Financial Corp. (d)(e)	5,418,152	45,133,206
Washington Federal, Inc.	3,086,175	48,638,118
		93,771,324
TOTAL FINANCIALS		856,303,696
HEALTH CARE - 7.9%
Health Care Providers & Services - 7.9%
Centene Corp. (a)	1,124,832	50,842,406
Chemed Corp.	465,200	26,116,328
MEDNAX, Inc. (a)	779,700	55,530,234
Providence Service Corp. (a)(e)	1,016,495	15,338,910
Team Health Holdings, Inc. (a)	2,266,500	46,689,900
		194,517,778
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 15.2%
Commercial Services & Supplies - 7.6%
ACCO Brands Corp. (a)	2,170,000	$ 23,045,400
HNI Corp. (d)(e)	2,674,619	72,562,413
Knoll, Inc.	1,712,898	27,337,852
United Stationers, Inc.	1,980,800	64,039,264
		186,984,929
Machinery - 2.4%
Blount International, Inc. (a)(e)	2,604,723	42,769,552
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,047,872	16,713,558
		59,483,110
Trading Companies & Distributors - 5.2%
H&E Equipment Services, Inc. (a)(e)	2,742,264	46,591,065
WESCO International, Inc. (a)	1,303,633	81,972,443
		128,563,508
TOTAL INDUSTRIALS		375,031,547
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.9%
ViaSat, Inc. (a)	984,472	46,801,799
Electronic Equipment & Components - 6.7%
Ingram Micro, Inc. Class A (a)	2,753,100	52,253,838
Macnica, Inc.	677,400	15,995,278
Ryoyo Electro Corp. (e)	1,972,700	22,798,750
SYNNEX Corp. (a)	675,710	24,447,188
Tech Data Corp. (a)	964,600	50,082,032
		165,577,086
Internet Software & Services - 0.8%
j2 Global, Inc. (d)	730,149	19,684,817
Semiconductors & Semiconductor Equipment - 0.4%
Miraial Co. Ltd. (d)(e)	720,200	10,250,781
Software - 1.7%
Monotype Imaging Holdings, Inc. (a)(e)	2,604,000	40,648,440
TOTAL INFORMATION TECHNOLOGY		282,962,923
MATERIALS - 4.4%
Chemicals - 1.0%
PolyOne Corp.	1,750,000	25,235,000
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 3.4%
Carpenter Technology Corp.	409,380	$ 21,484,262
Haynes International, Inc.	496,108	30,143,522
RTI International Metals, Inc. (a)	1,220,997	30,732,494
		82,360,278
TOTAL MATERIALS		107,595,278
UTILITIES - 5.1%
Electric Utilities - 2.0%
Westar Energy, Inc.	1,760,000	50,054,400
Gas Utilities - 3.1%
Southwest Gas Corp.	836,756	34,976,401
UGI Corp.	1,502,654	40,436,419
		75,412,820
TOTAL UTILITIES		125,467,220
TOTAL COMMON STOCKS (Cost $2,053,907,920)		2,429,576,787
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.4%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	8,712,144
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
DDR Corp. Series H, 7.375%	818,790	20,469,750
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		29,181,894
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	8,469,412	$ 8,469,412
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	70,626,640	70,626,640
TOTAL MONEY MARKET FUNDS (Cost $79,096,052)		79,096,052
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $2,153,358,742)		2,537,854,733
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(75,315,351)
NET ASSETS - 100%		$ 2,462,539,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,097
Fidelity Securities Lending Cash Central Fund	67,330
Total	$ 71,427
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 56,131,471	$ 5,135,258	$ -	$ 1,356,720	$ 45,133,206
Blount International, Inc.	43,316,543	-	-	-	42,769,552
Columbus McKinnon Corp. (NY Shares)	15,792,000	1,137,487	-	-	16,713,558
DCT Industrial Trust, Inc.	74,961,776	-	7,151,583	509,363	-
Forestar Group, Inc.	-	24,473,760	-	-	31,790,250
H&E Equipment Services, Inc.	29,272,896	2,743,497	-	-	46,591,065
Haynes International, Inc.	42,301,857	-	8,879,973	228,365	-
HNI Corp.	49,131,621	18,981,945	17,053,493	1,282,635	72,562,413
Ingles Markets, Inc. Class A	10,225,970	-	9,904,080	78,182	-
M.D.C. Holdings, Inc.	54,813,423	-	-	1,212,150	48,049,626
Miraial Co. Ltd.	15,046,860	-	-	259,439	10,250,781
Monotype Imaging Holdings, Inc.	35,396,690	274,945	-	-	40,648,440
PacWest Bancorp	36,873,360	-	-	352,944	39,511,152
Providence Service Corp.	12,045,466	-	-	-	15,338,910
Regis Corp.	60,080,486	-	816,632	485,499	68,488,423
Ryoyo Electro Corp.	19,684,709	-	-	355,315	22,798,750
Western Liberty Bancorp	7,248,000	-	-	-	6,312,000
Total	$ 562,323,128	$ 52,746,892	$ 43,805,761	$ 6,120,612	$ 506,958,126
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $69,413,987) - See accompanying schedule: Unaffiliated issuers (cost $1,624,390,768)	$ 1,951,800,555
Fidelity Central Funds (cost $79,096,052)	79,096,052
Other affiliated issuers (cost $449,871,922)	506,958,126
Total Investments (cost $2,153,358,742)		$ 2,537,854,733
Receivable for fund shares sold		2,588,317
Dividends receivable		2,523,736
Distributions receivable from Fidelity Central Funds		10,327
Prepaid expenses		5,951
Other receivables		6,013
Total assets		2,542,989,077

Liabilities
Payable for investments purchased	$ 3,599,920
Payable for fund shares redeemed	3,866,448
Accrued management fee	1,774,961
Distribution and service plan fees payable	94,259
Other affiliated payables	455,826
Other payables and accrued expenses	31,641
Collateral on securities loaned, at value	70,626,640
Total liabilities		80,449,695

Net Assets		$ 2,462,539,382
Net Assets consist of:
Paid in capital		$ 2,064,889,931
Undistributed net investment income		1,369,455
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,771,626
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		384,508,370
Net Assets		$ 2,462,539,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,756,332 ÷ 9,759,264 shares)	$ 14.63

Maximum offering price per share (100/94.25 of $14.63)	$ 15.52
Class T: Net Asset Value and redemption price per share ($55,281,017 ÷ 3,817,911 shares)	$ 14.48

Maximum offering price per share (100/96.50 of $14.48)	$ 15.01
Class B: Net Asset Value and offering price per share ($7,458,018 ÷ 528,910 shares)A	$ 14.10

Class C: Net Asset Value and offering price per share ($44,666,949 ÷ 3,167,061 shares)A	$ 14.10

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,690,863,388 ÷ 114,374,292 shares)	$ 14.78

Class F: Net Asset Value, offering price and redemption price per share ($407,308,001 ÷ 27,503,429 shares)	$ 14.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($114,205,677 ÷ 7,720,011 shares)	$ 14.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends (including $6,120,612 earned from other affiliated issuers)		$ 18,508,901
Interest		3
Income from Fidelity Central Funds		71,427
Total income		18,580,331

Expenses
Management fee Basic fee	$ 8,006,899
Performance adjustment	1,957,959
Transfer agent fees	2,393,658
Distribution and service plan fees	524,292
Accounting and security lending fees	349,431
Custodian fees and expenses	19,057
Independent trustees' compensation	7,549
Registration fees	95,933
Audit	42,491
Legal	5,055
Interest	359
Miscellaneous	10,472
Total expenses before reductions	13,413,155
Expense reductions	(15,984)	13,397,171
Net investment income (loss)		5,183,160
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,616,399
Other affiliated issuers	(4,716,500)
Foreign currency transactions	3,016
Total net realized gain (loss)		32,902,915
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,513,790)
Assets and liabilities in foreign currencies	4,836
Total change in net unrealized appreciation (depreciation)		(8,508,954)
Net gain (loss)		24,393,961
Net increase (decrease) in net assets resulting from operations		$ 29,577,121

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,183,160	$ 8,365,475
Net realized gain (loss)	32,902,915	155,481,563
Change in net unrealized appreciation (depreciation)	(8,508,954)	203,701,455
Net increase (decrease) in net assets resulting from operations	29,577,121	367,548,493
Distributions to shareholders from net investment income	(3,813,705)	(16,151,065)
Distributions to shareholders from net realized gain	(148,970,861)	(20,051,059)
Total distributions	(152,784,566)	(36,202,124)
Share transactions - net increase (decrease)	51,768,518	54,629,275
Redemption fees	397,311	445,888
Total increase (decrease) in net assets	(71,041,616)	386,421,532

Net Assets
Beginning of period	2,533,580,998	2,147,159,466
End of period (including undistributed net investment income of $1,369,455 and $0, respectively)	$ 2,462,539,382	$ 2,533,580,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.48	$ 13.45	$ 11.13	$ 11.82	$ 14.34	$ 13.17
Income from Investment Operations
Net investment income (loss) E	.01	.01 H	.02 I	.08	(.01)	(.06)
Net realized and unrealized gain (loss)	.07	2.22	2.33	(.60)	(1.98)	1.90
Total from investment operations	.08	2.23	2.35	(.52)	(1.99)	1.84
Distributions from net investment income	(.01)	(.08)	(.03)	(.06)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.67)
Total distributions	(.93) L	(.20)	(.03)	(.17)	(.53)	(.67)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.63	$ 15.48	$ 13.45	$ 11.13	$ 11.82	$ 14.34
Total Return B, C, D	1.64%	16.72%	21.16%	(4.37)%	(14.35)%	14.59%
Ratios to Average Net Assets F, J
Expenses before reductions	1.48% A	1.44%	1.47%	1.45%	1.43%	1.45%
Expenses net of fee waivers, if any	1.48% A	1.43%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.48% A	1.43%	1.39%	1.40%	1.40%	1.40%
Net investment income (loss)	.17% A	.06% H	.17% I	.81%	(.05)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,756	$ 140,707	$ 96,994	$ 55,029	$ 52,446	$ 61,357
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate hare of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.34	$ 13.34	$ 11.05	$ 11.74	$ 14.28	$ 13.13
Income from Investment Operations
Net investment income (loss) E	- K	(.03) H	(.01) I	.05	(.04)	(.10)
Net realized and unrealized gain (loss)	.07	2.20	2.31	(.59)	(1.97)	1.90
Total from investment operations	.07	2.17	2.30	(.54)	(2.01)	1.80
Distributions from net investment income	-	(.05)	(.01)	(.04)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.65)
Total distributions	(.93)	(.17)	(.01)	(.15)	(.53)	(.65)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.48	$ 15.34	$ 13.34	$ 11.05	$ 11.74	$ 14.28
Total Return B, C, D	1.54%	16.36%	20.87%	(4.57)%	(14.58)%	14.34%
Ratios to Average Net Assets F, J
Expenses before reductions	1.72% A	1.70%	1.72%	1.70%	1.68%	1.66%
Expenses net of fee waivers, if any	1.72% A	1.69%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.72% A	1.69%	1.64%	1.65%	1.65%	1.65%
Net investment income (loss)	(.07)% A	(.19)% H	(.08)% I	.56%	(.30)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,281	$ 55,845	$ 44,091	$ 28,534	$ 32,091	$ 51,518
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 13.08	$ 10.88	$ 11.60	$ 14.19	$ 13.07
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10) H	(.07) I	.01	(.10)	(.17)
Net realized and unrealized gain (loss)	.07	2.15	2.27	(.59)	(1.96)	1.90
Total from investment operations	.03	2.05	2.20	(.58)	(2.06)	1.73
Distributions from net investment income	-	(.01)	-	(.03)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.61)
Total distributions	(.93)	(.13)	-	(.14)	(.53)	(.61)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.10	$ 15.00	$ 13.08	$ 10.88	$ 11.60	$ 14.19
Total Return B, C, D	1.29%	15.80%	20.22%	(5.05)%	(15.04)%	13.78%
Ratios to Average Net Assets F, J
Expenses before reductions	2.23% A	2.20%	2.22%	2.20%	2.18%	2.20%
Expenses net of fee waivers, if any	2.23% A	2.19%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.23% A	2.19%	2.14%	2.15%	2.15%	2.15%
Net investment income (loss)	(.58)% A	(.69)% H	(.58)% I	.06%	(.80)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,458	$ 8,549	$ 9,747	$ 7,153	$ 7,886	$ 12,075
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.01	$ 13.08	$ 10.89	$ 11.60	$ 14.19	$ 13.07
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10) H	(.07) I	.01	(.10)	(.17)
Net realized and unrealized gain (loss)	.06	2.17	2.26	(.58)	(1.96)	1.90
Total from investment operations	.02	2.07	2.19	(.57)	(2.06)	1.73
Distributions from net investment income	-	(.02)	-	(.03)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.61)
Total distributions	(.93)	(.14)	-	(.14)	(.53)	(.61)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.10	$ 15.01	$ 13.08	$ 10.89	$ 11.60	$ 14.19
Total Return B, C, D	1.22%	15.91%	20.11%	(4.98)%	(15.04)%	13.77%
Ratios to Average Net Assets F, J
Expenses before reductions	2.23% A	2.18%	2.22%	2.20%	2.18%	2.20%
Expenses net of fee waivers, if any	2.23% A	2.18%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.23% A	2.18%	2.14%	2.15%	2.15%	2.15%
Net investment income (loss)	(.58)% A	(.68)% H	(.58)% I	.06%	(.80)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,667	$ 47,457	$ 37,346	$ 21,345	$ 20,924	$ 34,155
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.62	$ 13.56	$ 11.22	$ 11.91	$ 14.43	$ 13.22
Income from Investment Operations
Net investment income (loss) D	.03	.06 G	.05 H	.10	.03	(.02)
Net realized and unrealized gain (loss)	.08	2.23	2.34	(.60)	(1.99)	1.91
Total from investment operations	.11	2.29	2.39	(.50)	(1.96)	1.89
Distributions from net investment income	(.02)	(.10)	(.05)	(.08)	-	-
Distributions from net realized gain	(.93)	(.13)	-	(.11)	(.56)	(.68)
Total distributions	(.95)	(.23)	(.05)	(.19)	(.56)	(.68)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.78	$ 15.62	$ 13.56	$ 11.22	$ 11.91	$ 14.43
Total Return B, C	1.81%	17.03%	21.32%	(4.15)%	(14.10)%	14.96%
Ratios to Average Net Assets E, I
Expenses before reductions	1.17% A	1.13%	1.18%	1.20%	1.14%	1.11%
Expenses net of fee waivers, if any	1.17% A	1.13%	1.18%	1.20%	1.14%	1.11%
Expenses net of all reductions	1.17% A	1.13%	1.17%	1.20%	1.13%	1.11%
Net investment income (loss)	.48% A	.37% G	.39% H	1.01%	.22%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,690,863	$ 1,899,805	$ 1,770,675	$ 1,488,736	$ 1,136,860	$ 1,233,808
Portfolio turnover rate F	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.64	$ 13.58	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.05	.09 G	.09 H	.01
Net realized and unrealized gain (loss)	.08	2.23	2.34	.94
Total from investment operations	.13	2.32	2.43	.95
Distributions from net investment income	(.04)	(.14)	(.07)	-
Distributions from net realized gain	(.93)	(.13)	-	-
Total distributions	(.96) L	(.26) M	(.07)	-
Redemption fees added to paid in capital D, K	-	-	-	-
Net asset value, end of period	$ 14.81	$ 15.64	$ 13.58	$ 11.22
Total Return B, C	1.97%	17.31%	21.69%	9.25%
Ratios to Average Net Assets E, J
Expenses before reductions	.93% A	.88%	.90%	.86% A
Expenses net of fee waivers, if any	.93% A	.88%	.90%	.86% A
Expenses net of all reductions	.93% A	.88%	.89%	.86% A
Net investment income (loss)	.72% A	.61% G	.67% H	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 407,308	$ 279,653	$ 109,868	$ 159
Portfolio turnover rate F	19% A	22%	49%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.96 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.925 per share. M Total distributions of $.26 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 13.58	$ 11.24	$ 11.91	$ 14.43	$ 13.22
Income from Investment Operations
Net investment income (loss) D	.03	.06 G	.06 H	.10	.03	(.02)
Net realized and unrealized gain (loss)	.08	2.23	2.34	(.59)	(1.99)	1.91
Total from investment operations	.11	2.29	2.40	(.49)	(1.96)	1.89
Distributions from net investment income	(.02)	(.11)	(.06)	(.07)	-	-
Distributions from net realized gain	(.93)	(.13)	-	(.11)	(.56)	(.68)
Total distributions	(.95)	(.24)	(.06)	(.18)	(.56)	(.68)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.79	$ 15.63	$ 13.58	$ 11.24	$ 11.91	$ 14.43
Total Return B, C	1.80%	17.02%	21.42%	(4.04)%	(14.10)%	14.99%
Ratios to Average Net Assets E, I
Expenses before reductions	1.18% A	1.10%	1.12%	1.20%	1.13%	1.10%
Expenses net of fee waivers, if any	1.18% A	1.10%	1.12%	1.15%	1.13%	1.10%
Expenses net of all reductions	1.18% A	1.10%	1.12%	1.15%	1.13%	1.10%
Net investment income (loss)	.46% A	.39% G	.45% H	1.06%	.22%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,206	$ 101,565	$ 78,440	$ 10,336	$ 8,584	$ 11,594
Portfolio turnover rate F	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 535,803,791
Gross unrealized depreciation	(152,407,227)
Net unrealized appreciation (depreciation) on securities and other investments	$ 383,396,564

Tax cost	$ 2,154,458,169

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $214,827,972 and $303,280,197, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to an appropriate benchmark index. For the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 158,819	$ 2,262
Class T	.25%	.25%	123,242	-
Class B	.75%	.25%	36,236	27,176
Class C	.75%	.25%	205,995	37,926
			$ 524,292	$ 67,364

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,020
Class T	2,447
Class B*	5,366
Class C*	3,351
$ 25,184

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 189,941.30
Class T	72,020.29
Class B	10,814.30
Class C	61,689.30
Small Cap Value	1,934,488.24
Institutional Class	124,706.25
	$ 2,393,658

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,232 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,367,333.34%		$ 359

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,193 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $67,330, including $8,338 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,984 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 57,416	$ 602,963
Class T	-	175,083
Class B	-	8,350
Class C	-	50,685
Small Cap Value	2,736,678	13,136,446
Class F	858,634	1,502,640
Institutional Class	160,977	674,898
Total	$ 3,813,705	$ 16,151,065
From net realized gain
Class A	$ 8,369,078	$ 938,086
Class T	3,332,444	417,804
Class B	513,839	85,354
Class C	2,835,863	362,483
Small Cap Value	109,450,262	16,213,209
Class F	18,207,376	1,278,822
Institutional Class	6,261,999	755,301
Total	$ 148,970,861	$ 20,051,059
10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,745,502	4,641,222	$ 23,503,323	$ 70,784,911
Reinvestment of distributions	639,382	98,821	7,957,626	1,412,739
Shares redeemed	(1,718,023)	(2,860,682)	(23,026,770)	(43,524,578)
Net increase (decrease)	666,861	1,879,361	$ 8,434,179	$ 28,673,072
Class T
Shares sold	570,970	1,830,956	$ 7,714,081	$ 27,619,849
Reinvestment of distributions	264,657	40,370	3,258,576	573,649
Shares redeemed	(658,126)	(1,537,319)	(8,715,946)	(23,500,005)
Net increase (decrease)	177,501	334,007	$ 2,256,711	$ 4,693,493

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class B
Shares sold	9,521	84,331	$ 123,316	$ 1,230,023
Reinvestment of distributions	36,117	5,817	433,889	79,168
Shares redeemed	(86,527)	(265,513)	(1,119,149)	(3,874,627)
Net increase (decrease)	(40,889)	(175,365)	$ (561,944)	$ (2,565,436)
Class C
Shares sold	362,479	1,131,174	$ 4,727,316	$ 16,672,873
Reinvestment of distributions	202,948	25,779	2,439,209	354,104
Shares redeemed	(560,846)	(848,659)	(7,260,681)	(12,648,504)
Net increase (decrease)	4,581	308,294	$ (94,156)	$ 4,378,473
Small Cap Value
Shares sold	12,059,271	35,677,635	$ 165,030,055	$ 541,990,483
Reinvestment of distributions	8,564,707	1,987,755	107,820,739	28,460,668
Shares redeemed	(27,849,295)	(46,640,533)	(376,742,586)	(708,788,001)
Net increase (decrease)	(7,225,317)	(8,975,143)	$ (103,891,792)	$ (138,336,850)
Class F
Shares sold	9,433,667	11,644,633	$ 127,817,009	$ 177,097,711
Reinvestment of distributions	1,506,337	192,943	19,066,009	2,781,462
Shares redeemed	(1,311,697)	(2,052,505)	(17,707,407)	(32,200,197)
Net increase (decrease)	9,628,307	9,785,071	$ 129,175,611	$ 147,678,976
Institutional Class
Shares sold	2,226,725	4,417,342	$ 30,470,570	$ 67,359,213
Reinvestment of distributions	445,761	90,435	5,619,794	1,288,856
Shares redeemed	(1,449,234)	(3,788,938)	(19,640,455)	(58,540,522)
Net increase (decrease)	1,223,252	718,839	$ 16,449,909	$ 10,107,547

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Other - continued

At the end of the period, the Fidelity Freedom Funds® and Fidelity Freedom K Funds® were the owners of record, in the aggregate, of approximately 40% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

SCV-F-SANN-0312
1.891899.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Value

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B
and Class C are classes of
Fidelity® Small Cap Value Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.48%
Actual		$ 1,000.00	$ 1,016.40	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.51
Class T	1.72%
Actual		$ 1,000.00	$ 1,015.40	$ 8.71
HypotheticalA		$ 1,000.00	$ 1,016.49	$ 8.72
Class B	2.23%
Actual		$ 1,000.00	$ 1,012.90	$ 11.28
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 11.29
Class C	2.23%
Actual		$ 1,000.00	$ 1,012.20	$ 11.28
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 11.29
Small Cap Value	1.17%
Actual		$ 1,000.00	$ 1,018.10	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.94
Class F	.93%
Actual		$ 1,000.00	$ 1,019.70	$ 4.72
HypotheticalA		$ 1,000.00	$ 1,020.46	$ 4.72
Institutional Class	1.18%
Actual		$ 1,000.00	$ 1,018.00	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
WESCO International, Inc.	3.3	2.7
HNI Corp.	3.0	1.9
Regis Corp.	2.8	2.4
DCT Industrial Trust, Inc.	2.7	3.0
United Stationers, Inc.	2.6	2.5
TCF Financial Corp.	2.4	2.4
Platinum Underwriters Holdings Ltd.	2.3	2.1
Highwoods Properties, Inc. (SBI)	2.3	2.6
Alterra Capital Holdings Ltd.	2.3	2.0
MEDNAX, Inc.	2.2	2.7
	25.9
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.6	35.2
Industrials	15.2	12.5
Consumer Discretionary	13.5	11.9
Information Technology	11.5	11.6
Health Care	7.9	8.3
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks 99.9%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.1%	** Foreign investments	8.3%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Diversified Consumer Services - 2.8%
Regis Corp. (e)	3,995,824	$ 68,488,423
Household Durables - 6.9%
Ethan Allen Interiors, Inc.	667,112	15,743,843
KB Home (d)	3,300,000	29,766,000
M.D.C. Holdings, Inc. (d)(e)	2,424,300	48,049,626
Meritage Homes Corp. (a)	1,536,160	37,175,072
Ryland Group, Inc. (d)	2,171,537	39,521,973
		170,256,514
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	1,365,159	31,275,793
Ascena Retail Group, Inc. (a)	960,700	33,979,959
Tsutsumi Jewelry Co. Ltd.	791,400	18,905,148
		84,160,900
TOTAL CONSUMER DISCRETIONARY		322,905,837
CONSUMER STAPLES - 3.1%
Food Products - 2.3%
Chiquita Brands International, Inc. (a)	2,070,900	18,203,211
Dean Foods Co. (a)	3,600,000	38,736,000
		56,939,211
Household Products - 0.8%
Spectrum Brands Holdings, Inc. (a)	687,476	19,902,430
TOTAL CONSUMER STAPLES		76,841,641
ENERGY - 3.6%
Energy Equipment & Services - 1.7%
Superior Energy Services, Inc. (a)(d)	1,466,700	41,815,617
Oil, Gas & Consumable Fuels - 1.9%
Berry Petroleum Co. Class A	1,025,000	46,135,250
TOTAL ENERGY		87,950,867
FINANCIALS - 34.8%
Capital Markets - 3.4%
Knight Capital Group, Inc. Class A (a)	3,454,903	44,879,190
Monex Beans Holdings, Inc.	27,904	4,458,490
Waddell & Reed Financial, Inc. Class A	1,210,000	33,214,500
		82,552,180
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 11.3%
Associated Banc-Corp.	4,432,650	$ 55,230,819
CapitalSource, Inc.	6,548,461	45,249,866
City National Corp.	784,900	36,011,212
National Penn Bancshares, Inc.	4,266,604	37,076,789
PacWest Bancorp (e)	1,857,600	39,511,152
TCF Financial Corp.	5,794,547	58,177,252
Western Liberty Bancorp (a)(e)	2,400,000	6,312,000
		277,569,090
Insurance - 7.4%
Alterra Capital Holdings Ltd.	2,337,411	56,495,224
Aspen Insurance Holdings Ltd.	1,520,200	40,376,512
Platinum Underwriters Holdings Ltd.	1,694,139	58,024,261
ProAssurance Corp.	350,000	28,570,500
		183,466,497
Real Estate Investment Trusts - 7.6%
DCT Industrial Trust, Inc.	12,180,586	67,236,835
Franklin Street Properties Corp.	3,160,000	32,200,400
Highwoods Properties, Inc. (SBI) (d)	1,720,330	56,925,720
National Retail Properties, Inc. (d)	1,140,000	30,791,400
		187,154,355
Real Estate Management & Development - 1.3%
Forestar Group, Inc. (a)(e)	1,996,875	31,790,250
Thrifts & Mortgage Finance - 3.8%
Astoria Financial Corp. (d)(e)	5,418,152	45,133,206
Washington Federal, Inc.	3,086,175	48,638,118
		93,771,324
TOTAL FINANCIALS		856,303,696
HEALTH CARE - 7.9%
Health Care Providers & Services - 7.9%
Centene Corp. (a)	1,124,832	50,842,406
Chemed Corp.	465,200	26,116,328
MEDNAX, Inc. (a)	779,700	55,530,234
Providence Service Corp. (a)(e)	1,016,495	15,338,910
Team Health Holdings, Inc. (a)	2,266,500	46,689,900
		194,517,778
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 15.2%
Commercial Services & Supplies - 7.6%
ACCO Brands Corp. (a)	2,170,000	$ 23,045,400
HNI Corp. (d)(e)	2,674,619	72,562,413
Knoll, Inc.	1,712,898	27,337,852
United Stationers, Inc.	1,980,800	64,039,264
		186,984,929
Machinery - 2.4%
Blount International, Inc. (a)(e)	2,604,723	42,769,552
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,047,872	16,713,558
		59,483,110
Trading Companies & Distributors - 5.2%
H&E Equipment Services, Inc. (a)(e)	2,742,264	46,591,065
WESCO International, Inc. (a)	1,303,633	81,972,443
		128,563,508
TOTAL INDUSTRIALS		375,031,547
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.9%
ViaSat, Inc. (a)	984,472	46,801,799
Electronic Equipment & Components - 6.7%
Ingram Micro, Inc. Class A (a)	2,753,100	52,253,838
Macnica, Inc.	677,400	15,995,278
Ryoyo Electro Corp. (e)	1,972,700	22,798,750
SYNNEX Corp. (a)	675,710	24,447,188
Tech Data Corp. (a)	964,600	50,082,032
		165,577,086
Internet Software & Services - 0.8%
j2 Global, Inc. (d)	730,149	19,684,817
Semiconductors & Semiconductor Equipment - 0.4%
Miraial Co. Ltd. (d)(e)	720,200	10,250,781
Software - 1.7%
Monotype Imaging Holdings, Inc. (a)(e)	2,604,000	40,648,440
TOTAL INFORMATION TECHNOLOGY		282,962,923
MATERIALS - 4.4%
Chemicals - 1.0%
PolyOne Corp.	1,750,000	25,235,000
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 3.4%
Carpenter Technology Corp.	409,380	$ 21,484,262
Haynes International, Inc.	496,108	30,143,522
RTI International Metals, Inc. (a)	1,220,997	30,732,494
		82,360,278
TOTAL MATERIALS		107,595,278
UTILITIES - 5.1%
Electric Utilities - 2.0%
Westar Energy, Inc.	1,760,000	50,054,400
Gas Utilities - 3.1%
Southwest Gas Corp.	836,756	34,976,401
UGI Corp.	1,502,654	40,436,419
		75,412,820
TOTAL UTILITIES		125,467,220
TOTAL COMMON STOCKS (Cost $2,053,907,920)		2,429,576,787
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.4%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	8,712,144
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
DDR Corp. Series H, 7.375%	818,790	20,469,750
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		29,181,894
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	8,469,412	$ 8,469,412
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	70,626,640	70,626,640
TOTAL MONEY MARKET FUNDS (Cost $79,096,052)		79,096,052
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $2,153,358,742)		2,537,854,733
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(75,315,351)
NET ASSETS - 100%		$ 2,462,539,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,097
Fidelity Securities Lending Cash Central Fund	67,330
Total	$ 71,427
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 56,131,471	$ 5,135,258	$ -	$ 1,356,720	$ 45,133,206
Blount International, Inc.	43,316,543	-	-	-	42,769,552
Columbus McKinnon Corp. (NY Shares)	15,792,000	1,137,487	-	-	16,713,558
DCT Industrial Trust, Inc.	74,961,776	-	7,151,583	509,363	-
Forestar Group, Inc.	-	24,473,760	-	-	31,790,250
H&E Equipment Services, Inc.	29,272,896	2,743,497	-	-	46,591,065
Haynes International, Inc.	42,301,857	-	8,879,973	228,365	-
HNI Corp.	49,131,621	18,981,945	17,053,493	1,282,635	72,562,413
Ingles Markets, Inc. Class A	10,225,970	-	9,904,080	78,182	-
M.D.C. Holdings, Inc.	54,813,423	-	-	1,212,150	48,049,626
Miraial Co. Ltd.	15,046,860	-	-	259,439	10,250,781
Monotype Imaging Holdings, Inc.	35,396,690	274,945	-	-	40,648,440
PacWest Bancorp	36,873,360	-	-	352,944	39,511,152
Providence Service Corp.	12,045,466	-	-	-	15,338,910
Regis Corp.	60,080,486	-	816,632	485,499	68,488,423
Ryoyo Electro Corp.	19,684,709	-	-	355,315	22,798,750
Western Liberty Bancorp	7,248,000	-	-	-	6,312,000
Total	$ 562,323,128	$ 52,746,892	$ 43,805,761	$ 6,120,612	$ 506,958,126
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $69,413,987) - See accompanying schedule: Unaffiliated issuers (cost $1,624,390,768)	$ 1,951,800,555
Fidelity Central Funds (cost $79,096,052)	79,096,052
Other affiliated issuers (cost $449,871,922)	506,958,126
Total Investments (cost $2,153,358,742)		$ 2,537,854,733
Receivable for fund shares sold		2,588,317
Dividends receivable		2,523,736
Distributions receivable from Fidelity Central Funds		10,327
Prepaid expenses		5,951
Other receivables		6,013
Total assets		2,542,989,077

Liabilities
Payable for investments purchased	$ 3,599,920
Payable for fund shares redeemed	3,866,448
Accrued management fee	1,774,961
Distribution and service plan fees payable	94,259
Other affiliated payables	455,826
Other payables and accrued expenses	31,641
Collateral on securities loaned, at value	70,626,640
Total liabilities		80,449,695

Net Assets		$ 2,462,539,382
Net Assets consist of:
Paid in capital		$ 2,064,889,931
Undistributed net investment income		1,369,455
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,771,626
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		384,508,370
Net Assets		$ 2,462,539,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,756,332 ÷ 9,759,264 shares)	$ 14.63

Maximum offering price per share (100/94.25 of $14.63)	$ 15.52
Class T: Net Asset Value and redemption price per share ($55,281,017 ÷ 3,817,911 shares)	$ 14.48

Maximum offering price per share (100/96.50 of $14.48)	$ 15.01
Class B: Net Asset Value and offering price per share ($7,458,018 ÷ 528,910 shares)A	$ 14.10

Class C: Net Asset Value and offering price per share ($44,666,949 ÷ 3,167,061 shares)A	$ 14.10

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,690,863,388 ÷ 114,374,292 shares)	$ 14.78

Class F: Net Asset Value, offering price and redemption price per share ($407,308,001 ÷ 27,503,429 shares)	$ 14.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($114,205,677 ÷ 7,720,011 shares)	$ 14.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends (including $6,120,612 earned from other affiliated issuers)		$ 18,508,901
Interest		3
Income from Fidelity Central Funds		71,427
Total income		18,580,331

Expenses
Management fee Basic fee	$ 8,006,899
Performance adjustment	1,957,959
Transfer agent fees	2,393,658
Distribution and service plan fees	524,292
Accounting and security lending fees	349,431
Custodian fees and expenses	19,057
Independent trustees' compensation	7,549
Registration fees	95,933
Audit	42,491
Legal	5,055
Interest	359
Miscellaneous	10,472
Total expenses before reductions	13,413,155
Expense reductions	(15,984)	13,397,171
Net investment income (loss)		5,183,160
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,616,399
Other affiliated issuers	(4,716,500)
Foreign currency transactions	3,016
Total net realized gain (loss)		32,902,915
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,513,790)
Assets and liabilities in foreign currencies	4,836
Total change in net unrealized appreciation (depreciation)		(8,508,954)
Net gain (loss)		24,393,961
Net increase (decrease) in net assets resulting from operations		$ 29,577,121

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,183,160	$ 8,365,475
Net realized gain (loss)	32,902,915	155,481,563
Change in net unrealized appreciation (depreciation)	(8,508,954)	203,701,455
Net increase (decrease) in net assets resulting from operations	29,577,121	367,548,493
Distributions to shareholders from net investment income	(3,813,705)	(16,151,065)
Distributions to shareholders from net realized gain	(148,970,861)	(20,051,059)
Total distributions	(152,784,566)	(36,202,124)
Share transactions - net increase (decrease)	51,768,518	54,629,275
Redemption fees	397,311	445,888
Total increase (decrease) in net assets	(71,041,616)	386,421,532

Net Assets
Beginning of period	2,533,580,998	2,147,159,466
End of period (including undistributed net investment income of $1,369,455 and $0, respectively)	$ 2,462,539,382	$ 2,533,580,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.48	$ 13.45	$ 11.13	$ 11.82	$ 14.34	$ 13.17
Income from Investment Operations
Net investment income (loss) E	.01	.01 H	.02 I	.08	(.01)	(.06)
Net realized and unrealized gain (loss)	.07	2.22	2.33	(.60)	(1.98)	1.90
Total from investment operations	.08	2.23	2.35	(.52)	(1.99)	1.84
Distributions from net investment income	(.01)	(.08)	(.03)	(.06)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.67)
Total distributions	(.93) L	(.20)	(.03)	(.17)	(.53)	(.67)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.63	$ 15.48	$ 13.45	$ 11.13	$ 11.82	$ 14.34
Total Return B, C, D	1.64%	16.72%	21.16%	(4.37)%	(14.35)%	14.59%
Ratios to Average Net Assets F, J
Expenses before reductions	1.48% A	1.44%	1.47%	1.45%	1.43%	1.45%
Expenses net of fee waivers, if any	1.48% A	1.43%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.48% A	1.43%	1.39%	1.40%	1.40%	1.40%
Net investment income (loss)	.17% A	.06% H	.17% I	.81%	(.05)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,756	$ 140,707	$ 96,994	$ 55,029	$ 52,446	$ 61,357
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate hare of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.34	$ 13.34	$ 11.05	$ 11.74	$ 14.28	$ 13.13
Income from Investment Operations
Net investment income (loss) E	- K	(.03) H	(.01) I	.05	(.04)	(.10)
Net realized and unrealized gain (loss)	.07	2.20	2.31	(.59)	(1.97)	1.90
Total from investment operations	.07	2.17	2.30	(.54)	(2.01)	1.80
Distributions from net investment income	-	(.05)	(.01)	(.04)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.65)
Total distributions	(.93)	(.17)	(.01)	(.15)	(.53)	(.65)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.48	$ 15.34	$ 13.34	$ 11.05	$ 11.74	$ 14.28
Total Return B, C, D	1.54%	16.36%	20.87%	(4.57)%	(14.58)%	14.34%
Ratios to Average Net Assets F, J
Expenses before reductions	1.72% A	1.70%	1.72%	1.70%	1.68%	1.66%
Expenses net of fee waivers, if any	1.72% A	1.69%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.72% A	1.69%	1.64%	1.65%	1.65%	1.65%
Net investment income (loss)	(.07)% A	(.19)% H	(.08)% I	.56%	(.30)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,281	$ 55,845	$ 44,091	$ 28,534	$ 32,091	$ 51,518
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 13.08	$ 10.88	$ 11.60	$ 14.19	$ 13.07
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10) H	(.07) I	.01	(.10)	(.17)
Net realized and unrealized gain (loss)	.07	2.15	2.27	(.59)	(1.96)	1.90
Total from investment operations	.03	2.05	2.20	(.58)	(2.06)	1.73
Distributions from net investment income	-	(.01)	-	(.03)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.61)
Total distributions	(.93)	(.13)	-	(.14)	(.53)	(.61)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.10	$ 15.00	$ 13.08	$ 10.88	$ 11.60	$ 14.19
Total Return B, C, D	1.29%	15.80%	20.22%	(5.05)%	(15.04)%	13.78%
Ratios to Average Net Assets F, J
Expenses before reductions	2.23% A	2.20%	2.22%	2.20%	2.18%	2.20%
Expenses net of fee waivers, if any	2.23% A	2.19%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.23% A	2.19%	2.14%	2.15%	2.15%	2.15%
Net investment income (loss)	(.58)% A	(.69)% H	(.58)% I	.06%	(.80)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,458	$ 8,549	$ 9,747	$ 7,153	$ 7,886	$ 12,075
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.01	$ 13.08	$ 10.89	$ 11.60	$ 14.19	$ 13.07
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10) H	(.07) I	.01	(.10)	(.17)
Net realized and unrealized gain (loss)	.06	2.17	2.26	(.58)	(1.96)	1.90
Total from investment operations	.02	2.07	2.19	(.57)	(2.06)	1.73
Distributions from net investment income	-	(.02)	-	(.03)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.61)
Total distributions	(.93)	(.14)	-	(.14)	(.53)	(.61)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.10	$ 15.01	$ 13.08	$ 10.89	$ 11.60	$ 14.19
Total Return B, C, D	1.22%	15.91%	20.11%	(4.98)%	(15.04)%	13.77%
Ratios to Average Net Assets F, J
Expenses before reductions	2.23% A	2.18%	2.22%	2.20%	2.18%	2.20%
Expenses net of fee waivers, if any	2.23% A	2.18%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.23% A	2.18%	2.14%	2.15%	2.15%	2.15%
Net investment income (loss)	(.58)% A	(.68)% H	(.58)% I	.06%	(.80)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,667	$ 47,457	$ 37,346	$ 21,345	$ 20,924	$ 34,155
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.62	$ 13.56	$ 11.22	$ 11.91	$ 14.43	$ 13.22
Income from Investment Operations
Net investment income (loss) D	.03	.06 G	.05 H	.10	.03	(.02)
Net realized and unrealized gain (loss)	.08	2.23	2.34	(.60)	(1.99)	1.91
Total from investment operations	.11	2.29	2.39	(.50)	(1.96)	1.89
Distributions from net investment income	(.02)	(.10)	(.05)	(.08)	-	-
Distributions from net realized gain	(.93)	(.13)	-	(.11)	(.56)	(.68)
Total distributions	(.95)	(.23)	(.05)	(.19)	(.56)	(.68)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.78	$ 15.62	$ 13.56	$ 11.22	$ 11.91	$ 14.43
Total Return B, C	1.81%	17.03%	21.32%	(4.15)%	(14.10)%	14.96%
Ratios to Average Net Assets E, I
Expenses before reductions	1.17% A	1.13%	1.18%	1.20%	1.14%	1.11%
Expenses net of fee waivers, if any	1.17% A	1.13%	1.18%	1.20%	1.14%	1.11%
Expenses net of all reductions	1.17% A	1.13%	1.17%	1.20%	1.13%	1.11%
Net investment income (loss)	.48% A	.37% G	.39% H	1.01%	.22%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,690,863	$ 1,899,805	$ 1,770,675	$ 1,488,736	$ 1,136,860	$ 1,233,808
Portfolio turnover rate F	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.64	$ 13.58	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.05	.09 G	.09 H	.01
Net realized and unrealized gain (loss)	.08	2.23	2.34	.94
Total from investment operations	.13	2.32	2.43	.95
Distributions from net investment income	(.04)	(.14)	(.07)	-
Distributions from net realized gain	(.93)	(.13)	-	-
Total distributions	(.96) L	(.26) M	(.07)	-
Redemption fees added to paid in capital D, K	-	-	-	-
Net asset value, end of period	$ 14.81	$ 15.64	$ 13.58	$ 11.22
Total Return B, C	1.97%	17.31%	21.69%	9.25%
Ratios to Average Net Assets E, J
Expenses before reductions	.93% A	.88%	.90%	.86% A
Expenses net of fee waivers, if any	.93% A	.88%	.90%	.86% A
Expenses net of all reductions	.93% A	.88%	.89%	.86% A
Net investment income (loss)	.72% A	.61% G	.67% H	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 407,308	$ 279,653	$ 109,868	$ 159
Portfolio turnover rate F	19% A	22%	49%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.96 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.925 per share. M Total distributions of $.26 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 13.58	$ 11.24	$ 11.91	$ 14.43	$ 13.22
Income from Investment Operations
Net investment income (loss) D	.03	.06 G	.06 H	.10	.03	(.02)
Net realized and unrealized gain (loss)	.08	2.23	2.34	(.59)	(1.99)	1.91
Total from investment operations	.11	2.29	2.40	(.49)	(1.96)	1.89
Distributions from net investment income	(.02)	(.11)	(.06)	(.07)	-	-
Distributions from net realized gain	(.93)	(.13)	-	(.11)	(.56)	(.68)
Total distributions	(.95)	(.24)	(.06)	(.18)	(.56)	(.68)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.79	$ 15.63	$ 13.58	$ 11.24	$ 11.91	$ 14.43
Total Return B, C	1.80%	17.02%	21.42%	(4.04)%	(14.10)%	14.99%
Ratios to Average Net Assets E, I
Expenses before reductions	1.18% A	1.10%	1.12%	1.20%	1.13%	1.10%
Expenses net of fee waivers, if any	1.18% A	1.10%	1.12%	1.15%	1.13%	1.10%
Expenses net of all reductions	1.18% A	1.10%	1.12%	1.15%	1.13%	1.10%
Net investment income (loss)	.46% A	.39% G	.45% H	1.06%	.22%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,206	$ 101,565	$ 78,440	$ 10,336	$ 8,584	$ 11,594
Portfolio turnover rate F	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 535,803,791
Gross unrealized depreciation	(152,407,227)
Net unrealized appreciation (depreciation) on securities and other investments	$ 383,396,564

Tax cost	$ 2,154,458,169

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $214,827,972 and $303,280,197, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to an appropriate benchmark index. For the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 158,819	$ 2,262
Class T	.25%	.25%	123,242	-
Class B	.75%	.25%	36,236	27,176
Class C	.75%	.25%	205,995	37,926
			$ 524,292	$ 67,364

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,020
Class T	2,447
Class B*	5,366
Class C*	3,351
$ 25,184

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 189,941.30
Class T	72,020.29
Class B	10,814.30
Class C	61,689.30
Small Cap Value	1,934,488.24
Institutional Class	124,706.25
	$ 2,393,658

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,232 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,367,333.34%		$ 359

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,193 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $67,330, including $8,338 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,984 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 57,416	$ 602,963
Class T	-	175,083
Class B	-	8,350
Class C	-	50,685
Small Cap Value	2,736,678	13,136,446
Class F	858,634	1,502,640
Institutional Class	160,977	674,898
Total	$ 3,813,705	$ 16,151,065
From net realized gain
Class A	$ 8,369,078	$ 938,086
Class T	3,332,444	417,804
Class B	513,839	85,354
Class C	2,835,863	362,483
Small Cap Value	109,450,262	16,213,209
Class F	18,207,376	1,278,822
Institutional Class	6,261,999	755,301
Total	$ 148,970,861	$ 20,051,059

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,745,502	4,641,222	$ 23,503,323	$ 70,784,911
Reinvestment of distributions	639,382	98,821	7,957,626	1,412,739
Shares redeemed	(1,718,023)	(2,860,682)	(23,026,770)	(43,524,578)
Net increase (decrease)	666,861	1,879,361	$ 8,434,179	$ 28,673,072
Class T
Shares sold	570,970	1,830,956	$ 7,714,081	$ 27,619,849
Reinvestment of distributions	264,657	40,370	3,258,576	573,649
Shares redeemed	(658,126)	(1,537,319)	(8,715,946)	(23,500,005)
Net increase (decrease)	177,501	334,007	$ 2,256,711	$ 4,693,493

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class B
Shares sold	9,521	84,331	$ 123,316	$ 1,230,023
Reinvestment of distributions	36,117	5,817	433,889	79,168
Shares redeemed	(86,527)	(265,513)	(1,119,149)	(3,874,627)
Net increase (decrease)	(40,889)	(175,365)	$ (561,944)	$ (2,565,436)
Class C
Shares sold	362,479	1,131,174	$ 4,727,316	$ 16,672,873
Reinvestment of distributions	202,948	25,779	2,439,209	354,104
Shares redeemed	(560,846)	(848,659)	(7,260,681)	(12,648,504)
Net increase (decrease)	4,581	308,294	$ (94,156)	$ 4,378,473
Small Cap Value
Shares sold	12,059,271	35,677,635	$ 165,030,055	$ 541,990,483
Reinvestment of distributions	8,564,707	1,987,755	107,820,739	28,460,668
Shares redeemed	(27,849,295)	(46,640,533)	(376,742,586)	(708,788,001)
Net increase (decrease)	(7,225,317)	(8,975,143)	$ (103,891,792)	$ (138,336,850)
Class F
Shares sold	9,433,667	11,644,633	$ 127,817,009	$ 177,097,711
Reinvestment of distributions	1,506,337	192,943	19,066,009	2,781,462
Shares redeemed	(1,311,697)	(2,052,505)	(17,707,407)	(32,200,197)
Net increase (decrease)	9,628,307	9,785,071	$ 129,175,611	$ 147,678,976
Institutional Class
Shares sold	2,226,725	4,417,342	$ 30,470,570	$ 67,359,213
Reinvestment of distributions	445,761	90,435	5,619,794	1,288,856
Shares redeemed	(1,449,234)	(3,788,938)	(19,640,455)	(58,540,522)
Net increase (decrease)	1,223,252	718,839	$ 16,449,909	$ 10,107,547

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Other - continued

At the end of the period, the Fidelity Freedom Funds® and Fidelity Freedom K Funds® were the owners of record, in the aggregate, of approximately 40% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCV-USAN-0312
1.803737.108

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap Value

Fund - Institutional Class

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Small Cap Value Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.48%
Actual		$ 1,000.00	$ 1,016.40	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.51
Class T	1.72%
Actual		$ 1,000.00	$ 1,015.40	$ 8.71
HypotheticalA		$ 1,000.00	$ 1,016.49	$ 8.72
Class B	2.23%
Actual		$ 1,000.00	$ 1,012.90	$ 11.28
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 11.29
Class C	2.23%
Actual		$ 1,000.00	$ 1,012.20	$ 11.28
HypotheticalA		$ 1,000.00	$ 1,013.93	$ 11.29
Small Cap Value	1.17%
Actual		$ 1,000.00	$ 1,018.10	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.94
Class F	.93%
Actual		$ 1,000.00	$ 1,019.70	$ 4.72
HypotheticalA		$ 1,000.00	$ 1,020.46	$ 4.72
Institutional Class	1.18%
Actual		$ 1,000.00	$ 1,018.00	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
WESCO International, Inc.	3.3	2.7
HNI Corp.	3.0	1.9
Regis Corp.	2.8	2.4
DCT Industrial Trust, Inc.	2.7	3.0
United Stationers, Inc.	2.6	2.5
TCF Financial Corp.	2.4	2.4
Platinum Underwriters Holdings Ltd.	2.3	2.1
Highwoods Properties, Inc. (SBI)	2.3	2.6
Alterra Capital Holdings Ltd.	2.3	2.0
MEDNAX, Inc.	2.2	2.7
	25.9
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.6	35.2
Industrials	15.2	12.5
Consumer Discretionary	13.5	11.9
Information Technology	11.5	11.6
Health Care	7.9	8.3
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks 99.9%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.1%	** Foreign investments	8.3%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Diversified Consumer Services - 2.8%
Regis Corp. (e)	3,995,824	$ 68,488,423
Household Durables - 6.9%
Ethan Allen Interiors, Inc.	667,112	15,743,843
KB Home (d)	3,300,000	29,766,000
M.D.C. Holdings, Inc. (d)(e)	2,424,300	48,049,626
Meritage Homes Corp. (a)	1,536,160	37,175,072
Ryland Group, Inc. (d)	2,171,537	39,521,973
		170,256,514
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	1,365,159	31,275,793
Ascena Retail Group, Inc. (a)	960,700	33,979,959
Tsutsumi Jewelry Co. Ltd.	791,400	18,905,148
		84,160,900
TOTAL CONSUMER DISCRETIONARY		322,905,837
CONSUMER STAPLES - 3.1%
Food Products - 2.3%
Chiquita Brands International, Inc. (a)	2,070,900	18,203,211
Dean Foods Co. (a)	3,600,000	38,736,000
		56,939,211
Household Products - 0.8%
Spectrum Brands Holdings, Inc. (a)	687,476	19,902,430
TOTAL CONSUMER STAPLES		76,841,641
ENERGY - 3.6%
Energy Equipment & Services - 1.7%
Superior Energy Services, Inc. (a)(d)	1,466,700	41,815,617
Oil, Gas & Consumable Fuels - 1.9%
Berry Petroleum Co. Class A	1,025,000	46,135,250
TOTAL ENERGY		87,950,867
FINANCIALS - 34.8%
Capital Markets - 3.4%
Knight Capital Group, Inc. Class A (a)	3,454,903	44,879,190
Monex Beans Holdings, Inc.	27,904	4,458,490
Waddell & Reed Financial, Inc. Class A	1,210,000	33,214,500
		82,552,180
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 11.3%
Associated Banc-Corp.	4,432,650	$ 55,230,819
CapitalSource, Inc.	6,548,461	45,249,866
City National Corp.	784,900	36,011,212
National Penn Bancshares, Inc.	4,266,604	37,076,789
PacWest Bancorp (e)	1,857,600	39,511,152
TCF Financial Corp.	5,794,547	58,177,252
Western Liberty Bancorp (a)(e)	2,400,000	6,312,000
		277,569,090
Insurance - 7.4%
Alterra Capital Holdings Ltd.	2,337,411	56,495,224
Aspen Insurance Holdings Ltd.	1,520,200	40,376,512
Platinum Underwriters Holdings Ltd.	1,694,139	58,024,261
ProAssurance Corp.	350,000	28,570,500
		183,466,497
Real Estate Investment Trusts - 7.6%
DCT Industrial Trust, Inc.	12,180,586	67,236,835
Franklin Street Properties Corp.	3,160,000	32,200,400
Highwoods Properties, Inc. (SBI) (d)	1,720,330	56,925,720
National Retail Properties, Inc. (d)	1,140,000	30,791,400
		187,154,355
Real Estate Management & Development - 1.3%
Forestar Group, Inc. (a)(e)	1,996,875	31,790,250
Thrifts & Mortgage Finance - 3.8%
Astoria Financial Corp. (d)(e)	5,418,152	45,133,206
Washington Federal, Inc.	3,086,175	48,638,118
		93,771,324
TOTAL FINANCIALS		856,303,696
HEALTH CARE - 7.9%
Health Care Providers & Services - 7.9%
Centene Corp. (a)	1,124,832	50,842,406
Chemed Corp.	465,200	26,116,328
MEDNAX, Inc. (a)	779,700	55,530,234
Providence Service Corp. (a)(e)	1,016,495	15,338,910
Team Health Holdings, Inc. (a)	2,266,500	46,689,900
		194,517,778
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 15.2%
Commercial Services & Supplies - 7.6%
ACCO Brands Corp. (a)	2,170,000	$ 23,045,400
HNI Corp. (d)(e)	2,674,619	72,562,413
Knoll, Inc.	1,712,898	27,337,852
United Stationers, Inc.	1,980,800	64,039,264
		186,984,929
Machinery - 2.4%
Blount International, Inc. (a)(e)	2,604,723	42,769,552
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,047,872	16,713,558
		59,483,110
Trading Companies & Distributors - 5.2%
H&E Equipment Services, Inc. (a)(e)	2,742,264	46,591,065
WESCO International, Inc. (a)	1,303,633	81,972,443
		128,563,508
TOTAL INDUSTRIALS		375,031,547
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.9%
ViaSat, Inc. (a)	984,472	46,801,799
Electronic Equipment & Components - 6.7%
Ingram Micro, Inc. Class A (a)	2,753,100	52,253,838
Macnica, Inc.	677,400	15,995,278
Ryoyo Electro Corp. (e)	1,972,700	22,798,750
SYNNEX Corp. (a)	675,710	24,447,188
Tech Data Corp. (a)	964,600	50,082,032
		165,577,086
Internet Software & Services - 0.8%
j2 Global, Inc. (d)	730,149	19,684,817
Semiconductors & Semiconductor Equipment - 0.4%
Miraial Co. Ltd. (d)(e)	720,200	10,250,781
Software - 1.7%
Monotype Imaging Holdings, Inc. (a)(e)	2,604,000	40,648,440
TOTAL INFORMATION TECHNOLOGY		282,962,923
MATERIALS - 4.4%
Chemicals - 1.0%
PolyOne Corp.	1,750,000	25,235,000
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 3.4%
Carpenter Technology Corp.	409,380	$ 21,484,262
Haynes International, Inc.	496,108	30,143,522
RTI International Metals, Inc. (a)	1,220,997	30,732,494
		82,360,278
TOTAL MATERIALS		107,595,278
UTILITIES - 5.1%
Electric Utilities - 2.0%
Westar Energy, Inc.	1,760,000	50,054,400
Gas Utilities - 3.1%
Southwest Gas Corp.	836,756	34,976,401
UGI Corp.	1,502,654	40,436,419
		75,412,820
TOTAL UTILITIES		125,467,220
TOTAL COMMON STOCKS (Cost $2,053,907,920)		2,429,576,787
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.4%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	8,712,144
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
DDR Corp. Series H, 7.375%	818,790	20,469,750
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		29,181,894
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	8,469,412	$ 8,469,412
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	70,626,640	70,626,640
TOTAL MONEY MARKET FUNDS (Cost $79,096,052)		79,096,052
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $2,153,358,742)		2,537,854,733
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(75,315,351)
NET ASSETS - 100%		$ 2,462,539,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,097
Fidelity Securities Lending Cash Central Fund	67,330
Total	$ 71,427
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Astoria Financial Corp.	$ 56,131,471	$ 5,135,258	$ -	$ 1,356,720	$ 45,133,206
Blount International, Inc.	43,316,543	-	-	-	42,769,552
Columbus McKinnon Corp. (NY Shares)	15,792,000	1,137,487	-	-	16,713,558
DCT Industrial Trust, Inc.	74,961,776	-	7,151,583	509,363	-
Forestar Group, Inc.	-	24,473,760	-	-	31,790,250
H&E Equipment Services, Inc.	29,272,896	2,743,497	-	-	46,591,065
Haynes International, Inc.	42,301,857	-	8,879,973	228,365	-
HNI Corp.	49,131,621	18,981,945	17,053,493	1,282,635	72,562,413
Ingles Markets, Inc. Class A	10,225,970	-	9,904,080	78,182	-
M.D.C. Holdings, Inc.	54,813,423	-	-	1,212,150	48,049,626
Miraial Co. Ltd.	15,046,860	-	-	259,439	10,250,781
Monotype Imaging Holdings, Inc.	35,396,690	274,945	-	-	40,648,440
PacWest Bancorp	36,873,360	-	-	352,944	39,511,152
Providence Service Corp.	12,045,466	-	-	-	15,338,910
Regis Corp.	60,080,486	-	816,632	485,499	68,488,423
Ryoyo Electro Corp.	19,684,709	-	-	355,315	22,798,750
Western Liberty Bancorp	7,248,000	-	-	-	6,312,000
Total	$ 562,323,128	$ 52,746,892	$ 43,805,761	$ 6,120,612	$ 506,958,126
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $69,413,987) - See accompanying schedule: Unaffiliated issuers (cost $1,624,390,768)	$ 1,951,800,555
Fidelity Central Funds (cost $79,096,052)	79,096,052
Other affiliated issuers (cost $449,871,922)	506,958,126
Total Investments (cost $2,153,358,742)		$ 2,537,854,733
Receivable for fund shares sold		2,588,317
Dividends receivable		2,523,736
Distributions receivable from Fidelity Central Funds		10,327
Prepaid expenses		5,951
Other receivables		6,013
Total assets		2,542,989,077

Liabilities
Payable for investments purchased	$ 3,599,920
Payable for fund shares redeemed	3,866,448
Accrued management fee	1,774,961
Distribution and service plan fees payable	94,259
Other affiliated payables	455,826
Other payables and accrued expenses	31,641
Collateral on securities loaned, at value	70,626,640
Total liabilities		80,449,695

Net Assets		$ 2,462,539,382
Net Assets consist of:
Paid in capital		$ 2,064,889,931
Undistributed net investment income		1,369,455
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,771,626
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		384,508,370
Net Assets		$ 2,462,539,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,756,332 ÷ 9,759,264 shares)	$ 14.63

Maximum offering price per share (100/94.25 of $14.63)	$ 15.52
Class T: Net Asset Value and redemption price per share ($55,281,017 ÷ 3,817,911 shares)	$ 14.48

Maximum offering price per share (100/96.50 of $14.48)	$ 15.01
Class B: Net Asset Value and offering price per share ($7,458,018 ÷ 528,910 shares)A	$ 14.10

Class C: Net Asset Value and offering price per share ($44,666,949 ÷ 3,167,061 shares)A	$ 14.10

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,690,863,388 ÷ 114,374,292 shares)	$ 14.78

Class F: Net Asset Value, offering price and redemption price per share ($407,308,001 ÷ 27,503,429 shares)	$ 14.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($114,205,677 ÷ 7,720,011 shares)	$ 14.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends (including $6,120,612 earned from other affiliated issuers)		$ 18,508,901
Interest		3
Income from Fidelity Central Funds		71,427
Total income		18,580,331

Expenses
Management fee Basic fee	$ 8,006,899
Performance adjustment	1,957,959
Transfer agent fees	2,393,658
Distribution and service plan fees	524,292
Accounting and security lending fees	349,431
Custodian fees and expenses	19,057
Independent trustees' compensation	7,549
Registration fees	95,933
Audit	42,491
Legal	5,055
Interest	359
Miscellaneous	10,472
Total expenses before reductions	13,413,155
Expense reductions	(15,984)	13,397,171
Net investment income (loss)		5,183,160
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,616,399
Other affiliated issuers	(4,716,500)
Foreign currency transactions	3,016
Total net realized gain (loss)		32,902,915
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,513,790)
Assets and liabilities in foreign currencies	4,836
Total change in net unrealized appreciation (depreciation)		(8,508,954)
Net gain (loss)		24,393,961
Net increase (decrease) in net assets resulting from operations		$ 29,577,121

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,183,160	$ 8,365,475
Net realized gain (loss)	32,902,915	155,481,563
Change in net unrealized appreciation (depreciation)	(8,508,954)	203,701,455
Net increase (decrease) in net assets resulting from operations	29,577,121	367,548,493
Distributions to shareholders from net investment income	(3,813,705)	(16,151,065)
Distributions to shareholders from net realized gain	(148,970,861)	(20,051,059)
Total distributions	(152,784,566)	(36,202,124)
Share transactions - net increase (decrease)	51,768,518	54,629,275
Redemption fees	397,311	445,888
Total increase (decrease) in net assets	(71,041,616)	386,421,532

Net Assets
Beginning of period	2,533,580,998	2,147,159,466
End of period (including undistributed net investment income of $1,369,455 and $0, respectively)	$ 2,462,539,382	$ 2,533,580,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.48	$ 13.45	$ 11.13	$ 11.82	$ 14.34	$ 13.17
Income from Investment Operations
Net investment income (loss) E	.01	.01 H	.02 I	.08	(.01)	(.06)
Net realized and unrealized gain (loss)	.07	2.22	2.33	(.60)	(1.98)	1.90
Total from investment operations	.08	2.23	2.35	(.52)	(1.99)	1.84
Distributions from net investment income	(.01)	(.08)	(.03)	(.06)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.67)
Total distributions	(.93) L	(.20)	(.03)	(.17)	(.53)	(.67)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.63	$ 15.48	$ 13.45	$ 11.13	$ 11.82	$ 14.34
Total Return B, C, D	1.64%	16.72%	21.16%	(4.37)%	(14.35)%	14.59%
Ratios to Average Net Assets F, J
Expenses before reductions	1.48% A	1.44%	1.47%	1.45%	1.43%	1.45%
Expenses net of fee waivers, if any	1.48% A	1.43%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.48% A	1.43%	1.39%	1.40%	1.40%	1.40%
Net investment income (loss)	.17% A	.06% H	.17% I	.81%	(.05)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,756	$ 140,707	$ 96,994	$ 55,029	$ 52,446	$ 61,357
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate hare of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.93 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.925 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.34	$ 13.34	$ 11.05	$ 11.74	$ 14.28	$ 13.13
Income from Investment Operations
Net investment income (loss) E	- K	(.03) H	(.01) I	.05	(.04)	(.10)
Net realized and unrealized gain (loss)	.07	2.20	2.31	(.59)	(1.97)	1.90
Total from investment operations	.07	2.17	2.30	(.54)	(2.01)	1.80
Distributions from net investment income	-	(.05)	(.01)	(.04)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.65)
Total distributions	(.93)	(.17)	(.01)	(.15)	(.53)	(.65)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.48	$ 15.34	$ 13.34	$ 11.05	$ 11.74	$ 14.28
Total Return B, C, D	1.54%	16.36%	20.87%	(4.57)%	(14.58)%	14.34%
Ratios to Average Net Assets F, J
Expenses before reductions	1.72% A	1.70%	1.72%	1.70%	1.68%	1.66%
Expenses net of fee waivers, if any	1.72% A	1.69%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.72% A	1.69%	1.64%	1.65%	1.65%	1.65%
Net investment income (loss)	(.07)% A	(.19)% H	(.08)% I	.56%	(.30)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,281	$ 55,845	$ 44,091	$ 28,534	$ 32,091	$ 51,518
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 13.08	$ 10.88	$ 11.60	$ 14.19	$ 13.07
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10) H	(.07) I	.01	(.10)	(.17)
Net realized and unrealized gain (loss)	.07	2.15	2.27	(.59)	(1.96)	1.90
Total from investment operations	.03	2.05	2.20	(.58)	(2.06)	1.73
Distributions from net investment income	-	(.01)	-	(.03)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.61)
Total distributions	(.93)	(.13)	-	(.14)	(.53)	(.61)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.10	$ 15.00	$ 13.08	$ 10.88	$ 11.60	$ 14.19
Total Return B, C, D	1.29%	15.80%	20.22%	(5.05)%	(15.04)%	13.78%
Ratios to Average Net Assets F, J
Expenses before reductions	2.23% A	2.20%	2.22%	2.20%	2.18%	2.20%
Expenses net of fee waivers, if any	2.23% A	2.19%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.23% A	2.19%	2.14%	2.15%	2.15%	2.15%
Net investment income (loss)	(.58)% A	(.69)% H	(.58)% I	.06%	(.80)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,458	$ 8,549	$ 9,747	$ 7,153	$ 7,886	$ 12,075
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.01	$ 13.08	$ 10.89	$ 11.60	$ 14.19	$ 13.07
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10) H	(.07) I	.01	(.10)	(.17)
Net realized and unrealized gain (loss)	.06	2.17	2.26	(.58)	(1.96)	1.90
Total from investment operations	.02	2.07	2.19	(.57)	(2.06)	1.73
Distributions from net investment income	-	(.02)	-	(.03)	-	-
Distributions from net realized gain	(.93)	(.12)	-	(.11)	(.53)	(.61)
Total distributions	(.93)	(.14)	-	(.14)	(.53)	(.61)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 14.10	$ 15.01	$ 13.08	$ 10.89	$ 11.60	$ 14.19
Total Return B, C, D	1.22%	15.91%	20.11%	(4.98)%	(15.04)%	13.77%
Ratios to Average Net Assets F, J
Expenses before reductions	2.23% A	2.18%	2.22%	2.20%	2.18%	2.20%
Expenses net of fee waivers, if any	2.23% A	2.18%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.23% A	2.18%	2.14%	2.15%	2.15%	2.15%
Net investment income (loss)	(.58)% A	(.68)% H	(.58)% I	.06%	(.80)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,667	$ 47,457	$ 37,346	$ 21,345	$ 20,924	$ 34,155
Portfolio turnover rate G	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.62	$ 13.56	$ 11.22	$ 11.91	$ 14.43	$ 13.22
Income from Investment Operations
Net investment income (loss) D	.03	.06 G	.05 H	.10	.03	(.02)
Net realized and unrealized gain (loss)	.08	2.23	2.34	(.60)	(1.99)	1.91
Total from investment operations	.11	2.29	2.39	(.50)	(1.96)	1.89
Distributions from net investment income	(.02)	(.10)	(.05)	(.08)	-	-
Distributions from net realized gain	(.93)	(.13)	-	(.11)	(.56)	(.68)
Total distributions	(.95)	(.23)	(.05)	(.19)	(.56)	(.68)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.78	$ 15.62	$ 13.56	$ 11.22	$ 11.91	$ 14.43
Total Return B, C	1.81%	17.03%	21.32%	(4.15)%	(14.10)%	14.96%
Ratios to Average Net Assets E, I
Expenses before reductions	1.17% A	1.13%	1.18%	1.20%	1.14%	1.11%
Expenses net of fee waivers, if any	1.17% A	1.13%	1.18%	1.20%	1.14%	1.11%
Expenses net of all reductions	1.17% A	1.13%	1.17%	1.20%	1.13%	1.11%
Net investment income (loss)	.48% A	.37% G	.39% H	1.01%	.22%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,690,863	$ 1,899,805	$ 1,770,675	$ 1,488,736	$ 1,136,860	$ 1,233,808
Portfolio turnover rate F	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.01)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.64	$ 13.58	$ 11.22	$ 10.27
Income from Investment Operations
Net investment income (loss) D	.05	.09 G	.09 H	.01
Net realized and unrealized gain (loss)	.08	2.23	2.34	.94
Total from investment operations	.13	2.32	2.43	.95
Distributions from net investment income	(.04)	(.14)	(.07)	-
Distributions from net realized gain	(.93)	(.13)	-	-
Total distributions	(.96) L	(.26) M	(.07)	-
Redemption fees added to paid in capital D, K	-	-	-	-
Net asset value, end of period	$ 14.81	$ 15.64	$ 13.58	$ 11.22
Total Return B, C	1.97%	17.31%	21.69%	9.25%
Ratios to Average Net Assets E, J
Expenses before reductions	.93% A	.88%	.90%	.86% A
Expenses net of fee waivers, if any	.93% A	.88%	.90%	.86% A
Expenses net of all reductions	.93% A	.88%	.89%	.86% A
Net investment income (loss)	.72% A	.61% G	.67% H	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 407,308	$ 279,653	$ 109,868	$ 159
Portfolio turnover rate F	19% A	22%	49%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I For the period June 26, 2009 (commencement of sale of shares) to July 31, 2009. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.96 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.925 per share. M Total distributions of $.26 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 13.58	$ 11.24	$ 11.91	$ 14.43	$ 13.22
Income from Investment Operations
Net investment income (loss) D	.03	.06 G	.06 H	.10	.03	(.02)
Net realized and unrealized gain (loss)	.08	2.23	2.34	(.59)	(1.99)	1.91
Total from investment operations	.11	2.29	2.40	(.49)	(1.96)	1.89
Distributions from net investment income	(.02)	(.11)	(.06)	(.07)	-	-
Distributions from net realized gain	(.93)	(.13)	-	(.11)	(.56)	(.68)
Total distributions	(.95)	(.24)	(.06)	(.18)	(.56)	(.68)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.79	$ 15.63	$ 13.58	$ 11.24	$ 11.91	$ 14.43
Total Return B, C	1.80%	17.02%	21.42%	(4.04)%	(14.10)%	14.99%
Ratios to Average Net Assets E, I
Expenses before reductions	1.18% A	1.10%	1.12%	1.20%	1.13%	1.10%
Expenses net of fee waivers, if any	1.18% A	1.10%	1.12%	1.15%	1.13%	1.10%
Expenses net of all reductions	1.18% A	1.10%	1.12%	1.15%	1.13%	1.10%
Net investment income (loss)	.46% A	.39% G	.45% H	1.06%	.22%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,206	$ 101,565	$ 78,440	$ 10,336	$ 8,584	$ 11,594
Portfolio turnover rate F	19% A	22%	49%	51%	149%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity® Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Small Cap Value, Class F and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 535,803,791
Gross unrealized depreciation	(152,407,227)
Net unrealized appreciation (depreciation) on securities and other investments	$ 383,396,564

Tax cost	$ 2,154,458,169

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $214,827,972 and $303,280,197, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to an appropriate benchmark index. For the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 158,819	$ 2,262
Class T	.25%	.25%	123,242	-
Class B	.75%	.25%	36,236	27,176
Class C	.75%	.25%	205,995	37,926
			$ 524,292	$ 67,364

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,020
Class T	2,447
Class B*	5,366
Class C*	3,351
$ 25,184

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 189,941.30
Class T	72,020.29
Class B	10,814.30
Class C	61,689.30
Small Cap Value	1,934,488.24
Institutional Class	124,706.25
	$ 2,393,658

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,232 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,367,333.34%		$ 359

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,193 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $67,330, including $8,338 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,984 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 57,416	$ 602,963
Class T	-	175,083
Class B	-	8,350
Class C	-	50,685
Small Cap Value	2,736,678	13,136,446
Class F	858,634	1,502,640
Institutional Class	160,977	674,898
Total	$ 3,813,705	$ 16,151,065
From net realized gain
Class A	$ 8,369,078	$ 938,086
Class T	3,332,444	417,804
Class B	513,839	85,354
Class C	2,835,863	362,483
Small Cap Value	109,450,262	16,213,209
Class F	18,207,376	1,278,822
Institutional Class	6,261,999	755,301
Total	$ 148,970,861	$ 20,051,059

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	1,745,502	4,641,222	$ 23,503,323	$ 70,784,911
Reinvestment of distributions	639,382	98,821	7,957,626	1,412,739
Shares redeemed	(1,718,023)	(2,860,682)	(23,026,770)	(43,524,578)
Net increase (decrease)	666,861	1,879,361	$ 8,434,179	$ 28,673,072
Class T
Shares sold	570,970	1,830,956	$ 7,714,081	$ 27,619,849
Reinvestment of distributions	264,657	40,370	3,258,576	573,649
Shares redeemed	(658,126)	(1,537,319)	(8,715,946)	(23,500,005)
Net increase (decrease)	177,501	334,007	$ 2,256,711	$ 4,693,493

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class B
Shares sold	9,521	84,331	$ 123,316	$ 1,230,023
Reinvestment of distributions	36,117	5,817	433,889	79,168
Shares redeemed	(86,527)	(265,513)	(1,119,149)	(3,874,627)
Net increase (decrease)	(40,889)	(175,365)	$ (561,944)	$ (2,565,436)
Class C
Shares sold	362,479	1,131,174	$ 4,727,316	$ 16,672,873
Reinvestment of distributions	202,948	25,779	2,439,209	354,104
Shares redeemed	(560,846)	(848,659)	(7,260,681)	(12,648,504)
Net increase (decrease)	4,581	308,294	$ (94,156)	$ 4,378,473
Small Cap Value
Shares sold	12,059,271	35,677,635	$ 165,030,055	$ 541,990,483
Reinvestment of distributions	8,564,707	1,987,755	107,820,739	28,460,668
Shares redeemed	(27,849,295)	(46,640,533)	(376,742,586)	(708,788,001)
Net increase (decrease)	(7,225,317)	(8,975,143)	$ (103,891,792)	$ (138,336,850)
Class F
Shares sold	9,433,667	11,644,633	$ 127,817,009	$ 177,097,711
Reinvestment of distributions	1,506,337	192,943	19,066,009	2,781,462
Shares redeemed	(1,311,697)	(2,052,505)	(17,707,407)	(32,200,197)
Net increase (decrease)	9,628,307	9,785,071	$ 129,175,611	$ 147,678,976
Institutional Class
Shares sold	2,226,725	4,417,342	$ 30,470,570	$ 67,359,213
Reinvestment of distributions	445,761	90,435	5,619,794	1,288,856
Shares redeemed	(1,449,234)	(3,788,938)	(19,640,455)	(58,540,522)
Net increase (decrease)	1,223,252	718,839	$ 16,449,909	$ 10,107,547

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Other - continued

At the end of the period, the Fidelity Freedom Funds® and Fidelity Freedom K Funds® were the owners of record, in the aggregate, of approximately 40% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCVI-USAN-0312
1.803748.108

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 23, 2012